     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2000


                                             REGISTRATION NOS. 33-75292/811-3240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

                             ---------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.              [ ]
                        Post Effective Amendment No. 17          [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Amendment No. 65                         [X]


                             ---------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------

                              PAULETTA P. COHN, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

            It is proposed that this filing will become effective:

              ___  immediately upon filing pursuant to paragraph (b) of Rule 485

              _X_  May 1, 2000 pursuant to paragraph (b) of Rule 485

              ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
              ___  on (date) pursuant to paragraph (a)(1) of Rule 485

           TITLE OF SECURITIES BEING REGISTERED: Group and Individual
                           Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[Momento Photo}



                                                          PORTFOLIO DIRECTOR
                                                          SEPARATE ACCOUNT A
                                                        PROSPECTUS MAY 1, 2000




                                                              Units of Interest
                                                              Under Group and
                                                              Individual
                                                              Variable Annuity
                                                              Contracts
                                                              Portfolio Director




                                                        [Logo]         Portfolio
                                                                       Director

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS



SUPPLEMENT ISSUED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000



The Variable Annuity Life Insurance Company (the "Company") filed an application with the Securities and Exchange Commission ("SEC") as of March 31, 2000 requesting an order allowing the Company to replace the shares of American General Domestic Bond Fund of American General Series Portfolio Company 3 ("AGSPC 3"), T. Rowe Price Small-Cap Stock Fund, Dreyfus Variable Investment Fund -- Small Cap Portfolio, Scudder Growth and Income Fund, Neuberger Berman Guardian Trust and Dreyfus Founders Growth Fund, each of which is a Variable Investment Option currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General Series Portfolio Company ("AGSPC").



The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Substitute Series will have substantially the same investment objective, practices and restrictions as the Replaced Series. In the case of Dreyfus Variable Investment Fund -- Small Cap Portfolio and T. Rowe Price Small-Cap Stock Fund, Inc., the Substitute Series will have two sub-advisers, one of which is the Replaced Series' current investment adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced Series' current investment adviser, Founders Asset Management LLC, as its sub-adviser. In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.



The proposed substitutions and respective sub-advisers are:



REPLACED SERIES                                         SUBSTITUTE SERIES
Dreyfus Variable Investment Fund --
Small-Cap Portfolio                             --      AGSPC American General Select Small-Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
T. Rowe Price Small-Cap Stock Fund, Inc.        --      AGSPC American General Select Small Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
Scudder Growth and Income Fund                  --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Neuberger Berman Guardian Trust                 --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Dreyfus Founders Growth Fund                    --      AGSPC American General Founders Growth Fund (Founders
                                                        Asset Management LLC)
AGSPC 3 American General Domestic Bond Fund     --      AGSPC 3 American General Core Bond Fund (American
                                                        General Investment Management, L.P.)


--------------------------------------------------------------------------------


You should note that:



- No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the substitutions.



- The elections you have on file for allocating your account value, premium payments and deductions will remain unchanged until you direct us otherwise.



- You will not bear any expenses relating to the substitutions.



- Although for two of the substitutions (Dreyfus Variable Investment
  Fund -- Small Cap Portfolio and Scudder Growth and Income Fund) total contract holder expenses are expected to be slightly higher for the Replaced Series, the substitutions will result in a change to a sub-adviser with a superior performance record.



- On the effective date of the substitution, your account value in the Variable Account Option will be the same as before the substitution.



- The substitution will have no tax consequences for you.



The Company expects to complete the substitutions before October 2000. The newly created series of AGSPC will commence operations at the time of the substitutions. Completion of the substitutions is conditioned upon obtaining the approval of the SEC and state insurance authorities, if applicable. Of course, you may transfer amounts in your Contract among the Variable Investment Options and Fixed Options, as usual. The substitutions will not be treated as a transfer for purposes of the transfer provisions of your Contract. In addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.



We will send you a prospectus for AGSPC 3 and the new series of AGSPC, and notice of the actual date of the substitutions, after we receive SEC approval. You will receive confirmation when the substitution is complete.



Should you have any questions, you may contact us at 1-800-448-2542 (selection
1).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR

SEPARATE ACCOUNT A                                                   May 1, 2000


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers the Portfolio Director Contract that consists of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:



FIXED ACCOUNT OPTIONS:


  Fixed Account Plus
  Short-Term Fixed Account

  Multi-Year Enhanced Fixed Account*



VARIABLE ACCOUNT OPTIONS


  American General Series Portfolio Company (AGSPC):

   Asset Allocation Fund                    MidCap Index Fund                   Dreyfus Variable Investment Fund:
    Capital Conservation Fund               Money Market Fund                   Dreyfus Small Cap Portfolio
    Government Securities Fund              Science & Technology Fund
    Growth Fund                             Small Cap Index Fund                Franklin Templeton Variable
    Growth & Income Fund                    Social Awareness Fund               Insurance Products Trust:
    International Equities Fund             Stock Index Fund                    Templeton Asset Strategy Fund -- Class 1
    International Government Bond Fund                                          Templeton International Securities
                                                                                  Fund -- Class 1



* Available approximately May 22, 2000, subject to state approval.



VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
FEE TABLE.....................................     2
SUMMARY.......................................     5
SELECTED PURCHASE UNIT DATA...................     9
GENERAL INFORMATION...........................    10
     About Portfolio Director.................    10
     About VALIC..............................    10
     About VALIC Separate Account A...........    10
     Units of Interests.......................    10
     Distribution of Contracts................    11
VARIABLE ACCOUNT OPTIONS......................    11
PURCHASE PERIOD...............................    12
     Purchase Payments........................    12
     Purchase Units...........................    12
     Calculation of Purchase Unit Value.......    12
     Choosing Investment Options..............    13
          Fixed Account Options...............    13
          Variable Account Options............    13
     Stopping Purchase Payments...............    13
TRANSFERS BETWEEN INVESTMENT OPTIONS..........    14
     During the Purchase Period...............    14
     During the Payout Period.................    14
     Communicating Transfer or Reallocation
       Instructions...........................    14
     Effective Date of Transfer...............    15
     Market Timing............................    15
FEES AND CHARGES..............................    15
     Account Maintenance Fee..................    15
     Surrender Charge.........................    15
          Amount of Surrender Charge..........    15
          10% Free Withdrawal.................    15
          Exceptions to Surrender Charge......    16
     Premium Tax Charge.......................    16
     Separate Account Charges.................    16
     Fund Annual Expense Charges..............    17
     Other Tax Charges........................    17
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    17
     Separate Account Expense Reimbursement...    17
     Market Value Adjustment..................    18
PAYOUT PERIOD.................................    18
     Fixed Payout.............................    18
     Variable Payout..........................    18
     Combination Fixed and Variable Payout....    19
     Payout Date..............................    19
     Payout Options...........................    19
     Enhancements to Payout Options...........    19
     Payout Information.......................    19
SURRENDER OF ACCOUNT VALUE....................    20
     When Surrenders Are Allowed..............    20
     Amount That May Be Surrendered...........    20
     Surrender Restrictions...................    20
     Partial Surrenders.......................    20
     Systematic Withdrawals...................    21
     Distributions Required by Federal Tax
       Law....................................    21



                                                PAGE
                                                ----
EXCHANGE PRIVILEGE............................    21
     Restrictions on Exchange Privilege.......    21
     Taxes and Conversion Costs...............    22
     Surrender Charges........................    22
     Exchange Offers..........................    22
     Comparison of Contracts..................    22
     Features of Portfolio Director...........    22
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    22
DEATH BENEFITS................................    23
     Beneficiary Information..................    23
     Special Information for Individual
       Non-Tax Qualified Contracts............    24
     During the Purchase Period...............    24
          Interest Guaranteed Death Benefit...    24
          Standard Death Benefit..............    24
     During the Payout Period.................    24
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    25
     Types of Investment Performance
       Information Advertised.................    25
       Total Return Performance Information...    25
       Standard Average Annual Total Return...    25
       Nonstandard Average Annual Total
          Return..............................    25
       Cumulative Total Return................    25
       Annual Change in Purchase Unit Value...    25
       Cumulative Change in Purchase Unit
          Value...............................    26
       Total Return Based on Different
          Investment Amounts..................    26
       An Assumed Account Value of $10,000....    26
     Yield Performance Information............    26
       AGSPC Money Market Division............    26
       Divisions Other Than The AGSPC Money
          Market Division.....................    26
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    26
OTHER CONTRACT FEATURES.......................    32
     Changes That May Not Be Made.............    32
     Change of Beneficiary....................    32
     Contingent Owner.........................    32
     Cancellation -- The 20 Day "Free Look"...    32
     We Reserve Certain Rights................    32
     Relationship to Employer's Plan..........    32
VOTING RIGHTS.................................    32
     Who May Give Voting Instructions.........    32
     Determination of Fund Shares Attributable
       to Your Account........................    33
     During Purchase Period...................    33
     During Payout Period or after a Death
       Benefit Has Been Paid..................    33
     How Fund Shares Are Voted................    33
FEDERAL TAX MATTERS...........................    33
     Type of Plans............................    33
     Tax Consequences in General..............    34
     Effect of Tax-Deferred Accumulations.....    34
YEAR 2000.....................................    35


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


       Defined Terms          Page No.
Account Value                    14
Annuitant                        23
Assumed Investment Rate          18
Beneficiary                      23
Contract Owner                   24
Divisions                        25
Fixed Account Options            24
Home Office                      14
Mutual Fund or Fund              10
Participant                      01
Participant Year                 15
Payout Period                    14
Payout Unit                      18
Purchase Payments              12, 25
Purchase Period                  14
Purchase Unit                    12
VALIC Separate Account A         32
Variable Account Options       11, 24


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)         $15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                MORTALITY    ADMINISTRATION     SEPARATE       TOTAL
                                   AND            AND            ACCOUNT      SEPARATE
                                 EXPENSE      DISTRIBUTION       EXPENSE      ACCOUNT
             FUND              RISK FEE(3)       FEE(3)       REIMBURSEMENT     FEE
             ----              -----------   --------------   -------------   --------
AGSPC Asset Allocation Fund       0.25%           0.75%              --         1.00%
AGSPC Capital Conservation
  Fund                            0.25            0.75               --         1.00
AGSPC Government Securities
  Fund                            0.25            0.75               --         1.00
AGSPC Growth Fund                 0.25            0.75               --         1.00
AGSPC Growth & Income Fund        0.25            0.75               --         1.00
AGSPC International Equities
  Fund                            0.25            0.75               --         1.00
AGSPC International Government
  Bond Fund                       0.25            0.75               --         1.00
AGSPC MidCap Index Fund           0.25            0.75               --         1.00
AGSPC Money Market Fund           0.25            0.75               --         1.00
AGSPC Science & Technology
  Fund                            0.25            0.75               --         1.00
AGSPC Small Cap Index Fund        0.25            0.75               --         1.00
AGSPC Social Awareness Fund       0.25            0.75               --         1.00
AGSPC Stock Index Fund            0.25            0.75               --         1.00
Dreyfus Variable Investment
  Fund -- Small Cap
  Portfolio(4)                    0.25            1.00            (0.15%)       1.10
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy
    Fund -- Class 1               0.25            1.00               --         1.25
  Templeton International
    Securities Fund -- Class 1    0.25            1.00               --         1.25


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                              MANAGEMENT      OTHER      TOTAL FUND
                    FUND                         FEES      EXPENSES(5)    EXPENSES
                    ----                      ----------   -----------   ----------
AGSPC Asset Allocation Fund(6)                   0.50%         0.07%        0.57%
AGSPC Capital Conservation Fund                  0.50          0.10         0.60
AGSPC Government Securities Fund                 0.50          0.09         0.59
AGSPC Growth Fund                                0.80          0.06         0.86
AGSPC Growth & Income Fund                       0.75          0.07         0.82
AGSPC International Equities Fund                0.35          0.08         0.43
AGSPC International
  Government Bond Fund                           0.50          0.07         0.57
AGSPC MidCap Index Fund                          0.31          0.07         0.38
AGSPC Money Market Fund                          0.50          0.07         0.57
AGSPC Science & Technology Fund                  0.90          0.06         0.96
AGSPC Small Cap Index Fund                       0.35          0.06         0.41
AGSPC Social Awareness Fund                      0.50          0.07         0.57
AGSPC Stock Index Fund                           0.26          0.06         0.32
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio                                      0.75          0.03         0.78
Franklin Templeton Variable Insurance
  Products Trust(6)
  Templeton Asset Strategy Fund(7) --
    Class 1                                      0.60          0.18         0.78
  Templeton International Securities
    Fund(8) --
    Class 1                                      0.69          0.19         0.88


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.
(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.
(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.

(4) For this Fund the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to this Division are reduced by certain payments received from the underlying Fund or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

(5) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses.

(6) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund. The Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund.


(7) On February 8, 2000, shareholders of the Templeton Asset Allocation Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.


(8) On February 8, 2000, shareholders of the Templeton International Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton International Fund with the Templeton International Equity Fund, effective May 1, 2000. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. The table shows restated total expenses for the Templeton International Securities Fund based on the new fund fees and the assets of the Templeton International Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Annual Expenses 0.85%.

EXAMPLE #1 -- If you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
AGSPC Asset Allocation Division 5                    $16       $51      $ 88       $192
AGSPC Capital Conservation Division 7                $17       $52      $ 89       $195
AGSPC Government Securities Division 8               $17       $51      $ 89       $194
AGSPC Growth Division 15                             $19       $60      $103       $223
AGSPC Growth & Income Division 16                    $19       $58      $101       $218
AGSPC International Equities Division 11             $15       $46      $ 80       $176
AGSPC International Government Bond Division 13      $16       $51      $ 88       $192
AGSPC MidCap Index Division 4                        $14       $45      $ 78       $171
AGSPC Money Market Division 6                        $16       $51      $ 88       $192
AGSPC Science & Technology Division 17               $20       $63      $108       $233
AGSPC Small Cap Index Division 14                    $15       $46      $ 79       $174
AGSPC Social Awareness Division 12                   $16       $51      $ 88       $192
AGSPC Stock Index Division 10                        $14       $43      $ 75       $164
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio Division 18                              $19       $60      $104       $225
Franklin Templeton Variable Insurance Products
  Trust
  Templeton Asset Strategy -- Class 1 Division 19    $21       $65      $111       $240
  Templeton International Securities -- Class 1
    Division 20                                      $22       $68      $117       $251


EXAMPLE #2 -- If you surrender Portfolio Director at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
AGSPC Asset Allocation Division 5                    $63      $101      $138       $192
AGSPC Capital Conservation Division 7                $63      $101      $139       $195
AGSPC Government Securities Division 8               $63      $101      $139       $194
AGSPC Growth Division 15                             $66      $109      $153       $223
AGSPC Growth & Income Division 16                    $65      $108      $151       $218
AGSPC International Equities Division 11             $62      $ 96      $130       $176
AGSPC International Government Bond Division 13      $63      $101      $138       $192
AGSPC MidCap Index Division 4                        $61      $ 95      $128       $171
AGSPC Money Market Division 6                        $63      $101      $138       $192
AGSPC Science & Technology Division 17               $67      $112      $158       $233
AGSPC Small Cap Index Division 14                    $61      $ 96      $129       $174
AGSPC Social Awareness Division 12                   $63      $101      $138       $192
AGSPC Stock Index Division 10                        $60      $ 93      $125       $164
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio Division 18                              $66      $110      $154       $225
Franklin Templeton Variable Insurance Products
  Trust
  Templeton Asset Strategy -- Class 1 Division 19    $67      $114      $161       $240
  Templeton International Securities -- Class 1
    Division 20                                      $68      $117      $167       $251


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.


This Fee Table, shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and description of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------
Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of the Portfolio Director Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director offers you a choice from among 16 Variable Account Options and three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)


--------------------------------------------------------------------------------


               FIXED ACCOUNT
               OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
FIXED          Fixed                        Guaranteed high current                  --                     --
OPTIONS        Account Plus                 interest income
               -------------------------------------------------------------------------------------------------------------------
               Short-Term                   Guaranteed current                       --                     --
               Fixed Account                interest income
               -------------------------------------------------------------------------------------------------------------------
               Multi-Year Enhanced          Multi-Year guaranteed interest income    --                     --
               Fixed Account(1)
----------------------------------------------------------------------------------------------------------------------------------
               VARIABLE ACCOUNT             INVESTMENT
               OPTIONS                      OBJECTIVE                                ADVISER                SUBADVISER
----------------------------------------------------------------------------------------------------------------------------------
INDEX          AGSPC International          Seeks long-term growth of capital        VALIC                  N/A
EQUITY         Equities Fund                through investments primarily in a
FUNDS                                       diversified portfolio of equity and
                                            equity related securities of foreign
                                            issuers that, as a group, are expected
                                            to provide investment results closely
                                            corresponding to the performance of the
                                            EAFE Index.
               -------------------------------------------------------------------------------------------------------------------
               AGSPC MidCap Index           Seeks growth of capital through          VALIC                  N/A(2)
               Fund(3)                      investments primarily in a diversified
                                            portfolio of common stocks that, as a
                                            group, are expected to provide
                                            investment results closely
                                            corresponding to the performance of the
                                            Standard & Poor's MidCap 400(R) Index.
               -------------------------------------------------------------------------------------------------------------------
               AGSPC Small Cap Index        Seeks growth of capital through          VALIC                  N/A(2)
               Fund(3)                      investment primarily in a diversified
                                            portfolio of common stocks that, as a
                                            group, are expected to provide
                                            investment results closely
                                            corresponding to the performance of the
                                            Russell 2000(R) Index.
               -------------------------------------------------------------------------------------------------------------------
               AGSPC Stock Index            Seeks long-term capital growth through   VALIC                  N/A(2)
               Fund(3)                      investment in common stocks that, as a
                                            group, are expected to provide
                                            investment results closely
                                            corresponding to the performance of the
                                            Standard & Poor's 500 Stock Index(R).
----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY       AGSPC Growth Fund            Seeks long-term growth of capital        VALIC                  Wellington Management
MANAGED                                     through investment primarily in equity                          Company, LLP(4)
                                            securities.
               -------------------------------------------------------------------------------------------------------------------
EQUITY         AGSPC Growth & Income        Seeks long-term growth of capital and,   VALIC                  N/A
FUNDS          Fund                         secondarily, current income through
                                            investment in common stocks and
                                            equity-related securities.
               -------------------------------------------------------------------------------------------------------------------
               Dreyfus Variable             Seeks to maximize capital appreciation   The Dreyfus            N/A
               Investment                   by investing at least 65% of its assets  Corporation
               Fund -- Small Cap            in the common stock of U.S. and foreign
               Portfolio                    companies. The portfolio focuses on
                                            small-cap companies with total market
                                            values of less than $1.5 billion.
               -------------------------------------------------------------------------------------------------------------------
               Templeton                    Seeks to achieve long-term capital       Templeton              N/A
               International                growth by investing primarily in stocks  Investment Counsel
               Securities                   of companies outside the United States,  Inc.
               Fund -- Class 1              including emerging markets.
----------------------------------------------------------------------------------------------------------------------------------



(1) The Multi-Year Enhanced Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract. See MVA Option herein.


(2) Bankers Trust Company previously served as the sub-adviser to the AGSPC MidCap Index Fund, the AGSPC Small Cap Index and the AGSPC Stock Index Fund. VALIC reassumed direct management of each Fund's investment portfolio on October 1, 1999.


(3) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund and AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000(R) Index is a trademark/servicemark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.


(4) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.

--------------------------------------------------------------------------------


               VARIABLE ACCOUNT             INVESTMENT
               OPTIONS                      OBJECTIVE                                ADVISER                SUBADVISER
----------------------------------------------------------------------------------------------------------------------------------
INCOME         AGSPC Capital                Seeks the highest possible total return  VALIC                  N/A
               Conservation Fund            consistent with preservations of
                                            capital through current income and
                                            capital gains on investments in
                                            intermediate and long-term debt
                                            instruments and other income producing
                                            securities.
               -------------------------------------------------------------------------------------------------------------------
               AGSPC Government             Seeks high current income and            VALIC                  N/A
               Securities Fund              protection of capital through
                                            investments in intermediate and
                                            long-term U.S. Government debt
                                            securities.
               -------------------------------------------------------------------------------------------------------------------
               AGSPC International          Seeks high current income through        VALIC                  N/A
               Government Bond Fund         investment primarily in investment
                                            grade debt securities issued or
                                            guaranteed by foreign governments.
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY      AGSPC Science                Seeks long-term growth of capital        VALIC                  T. Rowe Price
FUNDS          & Technology Fund            through investment primarily in the                             Associates, Inc.
                                            common stocks and equity-related
                                            securities of companies that are
                                            expected to benefit from the
                                            development, advancement and use of
                                            science and technology.
               -------------------------------------------------------------------------------------------------------------------
               AGSPC Social                 Seeks growth of capital through          VALIC                  N/A
               Awareness Fund               investment primarily in common stocks,
                                            in companies which meet the social
                                            criteria established for the Fund.
----------------------------------------------------------------------------------------------------------------------------------
MONEY          AGSPC Money Market Fund      Seeks liquidity, protection of capital   VALIC                  N/A
MARKET                                      and current income through investments
FUND                                        in short- term money market
                                            instruments.
----------------------------------------------------------------------------------------------------------------------------------
ASSET          AGSPC Asset                  Maximum return through investments in a  VALIC                  N/A
ALLOCATION     Allocation Fund              mix of stocks, bonds and money market
FUNDS                                       securities
               -------------------------------------------------------------------------------------------------------------------
               Templeton Asset              Seeks a high level of total return by    Templeton Investment   N/A
               Strategy Fund -- Class       investing in the following market        Counsel Inc.
               1                            segments; stocks and bonds of any
                                            nation, including emerging markets, and
                                            money market investments.
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH BENEFIT
Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose, you may incur a mortality and expense risk fee and an administration and distribution fee computed at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

Separate Account
Expense Reimbursement

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account


To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND CHARGES"
AND "FEE TABLE."

--------------------------------------------------------------------------------


Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------




                                  DECEMBER 31, 1999         DECEMBER 31, 1998           DECEMBER 31, 1997
                               -----------------------   -----------------------   ---------------------------
                                PURCHASE     PURCHASE     PURCHASE     PURCHASE    ACCUMULATION
                                  UNITS        UNIT         UNITS        UNIT         UNITS       ACCUMULATION
                                IN FORCE       VALUE      IN FORCE       VALUE       IN FORCE      UNIT VALUE
                               -----------   ---------   -----------   ---------   ------------   ------------
AGSPC Asset Allocation
 Division 5...................  61,240,667   $4.174280    60,237,818   $3.772519    53,307,351     $3.219282
AGSPC Capital Conservation
 Division 7...................  24,749,727   $2.056559    28,751,662   $2.085846    28,242,598     $1.962239
AGSPC Government Securities
 Division 8...................  45,292,728   $2.032753    53,729,671   $2.111727    45,034,894     $1.957755
AGSPC Growth Division 15...... 460,108,285   $2.582249   494,997,997   $2.428587   453,172,490     $2.076503
AGSPC Growth & Income Division
 16........................... 124,329,201   $2.676995   129,550,695   $2.201234   132,434,555     $1.940905
AGSPC International Equities
 Division 11..................  94,415,343   $1.860227   101,811,751   $1.454644   122,716,744     $1.237299
AGSPC International Government
 Bond
 Division 13..................  90,136,603   $1.609098    97,473,851   $1.728006   111,480,591     $1.490645
AGSPC MidCap Index Division
 4(2)......................... 151,317,931   $5.721920   169,039,887   $5.029093   171,065,657     $4.269122
AGSPC Money Market Division
 6............................ 233,940,123   $1.807351   147,547,688   $1.742617    84,182,251     $1.673590
AGSPC Science & Technology
 Division 17.................. 517,699,561   $6.398997   418,601,069   $3.216190   397,842,959     $2.285739
AGSPC Small Cap Index Division
 14...........................  94,031,183   $2.522643   107,321,015   $2.100506   106,279,077     $2.163595
AGSPC Social Awareness
 Division 12.................. 136,226,993   $4.419383   114,382,494   $3.762308    81,577,104     $2.985333
AGSPC Stock Index Division
 10(3)........................ 766,975,696    5.696582   691,680,049   $4.772052   615,053,124     $3.753436
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 Division 18.................. 351,855,473   $2.059431   474,215,229   $1.690786   479,851,525     $1.770622
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy --
   Class 1 Division 19(3)..... 137,266,658   $2.058095   190,963,707   $1.695764   196,150,946     $1.513943
 Templeton International
   Securities -- Class 1
   Division 20(4)............. 372,176,780   $2.076148   452,419,089   $1.700398   463,174,350     $1.575168

                                                                                                              JULY 11,
                                   DECEMBER 31, 1996         DECEMBER 31, 1995         DECEMBER 31, 1994        1994
                                -----------------------   -----------------------   -----------------------   ---------
                                 PURCHASE     PURCHASE     PURCHASE     PURCHASE     PURCHASE     PURCHASE    PURCHASE
                                   UNITS        UNIT         UNITS        UNIT         UNITS        UNIT        UNIT
                                 IN FORCE       VALUE      IN FORCE       VALUE      IN FORCE       VALUE     VALUE(1)
                                -----------   ---------   -----------   ---------   -----------   ---------   ---------
AGSPC Asset Allocation
 Division 5...................   65,292,617   $2.651899    75,851,431   $2.411022    89,377,860   $1.951533   $1.916765
AGSPC Capital Conservation
 Division 7...................   30,286,494   $1.825549    29,573,808   $1.812011    26,859,219   $1.515278   $1.506490
AGSPC Government Securities
 Division 8...................   47,130,169   $1.815651    39,847,053   $1.799475    26,667,073   $1.547150   $1.532417
AGSPC Growth Division 15......  366,272,509   $1.733324   164,417,848   $1.466652    32,633,370   $1.001834   $0.959407
AGSPC Growth & Income Division
 16...........................  108,341,635   $1.583056    51,779,089   $1.296577    12,386,602   $0.993168   $0.959637
AGSPC International Equities
 Division 11..................  156,226,314   $1.222906   172,564,018   $1.156454   187,749,916   $1.054460   $1.085960
AGSPC International Government
 Bond
 Division 13..................  112,601,593   $1.582230    73,369,250   $1.530780    25,691,713   $1.301357   $1.316282
AGSPC MidCap Index Division
 4(2).........................  172,816,978   $3.272588   172,613,690   $2.782677   171,442,018   $2.153183   $2.110512
AGSPC Money Market Division
 6............................   75,124,095   $1.607212    51,907,757   $1.545802    75,765,781   $1.479129   $1.455537
AGSPC Science & Technology
 Division 17..................  315,809,646   $2.250471   187,862,232   $1.997175    42,726,137   $1.247713   $0.950431
AGSPC Small Cap Index Division
 14...........................  103,320,842   $1.785442    98,335,995   $1.544896   100,383,839   $1.222329   $1.180915
AGSPC Social Awareness
 Division 12..................   46,574,016   $2.252673    32,750,120   $1.835102    29,015,764   $1.333899   $1.328889
AGSPC Stock Index Division
 10(3)........................  536,806,965   $2.848437   455,255,243   $2.343900   416,234,288   $1.724134   $1.668065
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 Division 18..................  428,883,250   $1.534694   267,735,219   $1.332904    85,169,871   $1.043156   $1.000000
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy --
   Class 1 Division 19(3).....  137,384,670   $1.414844    78,494,505   $1.205181    32,807,602   $0.995860   $1.000000
 Templeton International
   Securities -- Class 1
   Division 20(4).............  378,581,949   $1.399702   219,124,926   $1.142586    71,716,511   $0.999282   $1.000000


------------

(1) Purchase Unit Value At Date Of Inception.


(2) Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.



(3) Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.



(4) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund Division 20.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.
VALIC Separate Account A is made up of what we call "Divisions." Sixteen Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS


Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

MUTUAL FUND OR FUND --

the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

FOR MORE INFORMATION ABOUT
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director enables you to participate in Divisions that represent sixteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all sixteen Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These mutual funds serve as the investment vehicles for Portfolio Director and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 13 funds, for which VALIC serves as investment adviser and, for 2 of such funds, have one of the following sub-advisers:
  Wellington Management Company, LLP and T. Rowe Price Associates, Inc.


- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.


- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds, for which Templeton Investment Counsel, Inc. serves as investment adviser.



Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC.



Shares of the Dreyfus Small Cap Portfolio, the Templeton Asset Allocation Fund, and the Templeton International Fund are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks are discussed in each Fund's prospectus.



The Distributor's

address is 2929 Allen
Parkway, Houston,
Texas 77019.


For more information
about THE DISTRIBUTOR
see "Distribution of Variable
Annuity Contracts" in the
Statement of Additional
Information


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD

--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain non-qualified contracts ("individual contracts.")

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
     -------------       -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division Option or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the AGSPC Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income
  and capital gains and losses
  (whether realized or unrealized) on
  that day from the assets
  attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for
  the immediately preceding day on
  which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate
  (calculated in Step 1)
- (MINUS)
  Separate Account charges and any
  income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate
  preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated
  in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 19 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 16 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 19 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band) as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed

  Account Options*

= (EQUALS)

  All Purchase Payments made to the Fixed Account Options

+ (PLUS)

  Amounts transferred from Variable Account Options to the Fixed Account Options

+ (PLUS)
  All interest earned
- (MINUS)

  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

---------------


*This value may be subject to a market value adjustment under the MVA Option.


VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into
                                            Short-Term Fixed
                                            Account.(2)
Multi-Year
 Enhanced        Up to 100%    At any time  Withdrawals or
   Fixed                                    Transfers
   Account(3):                              subject to
                                            market value
                                            adjustment if
                                            prior to the end
                                            of an MVA term.
                                            Each MVA Band
                                            will require a
                                            minimum transfer
                                            amount as
                                            described in the
                                            Contract.(4)


---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.


(4) The minimum transfer amount may be changed from time to time by the Company.



From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Account or to other investment options.


DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:

                           % OF ACCOUNT
                ----------------------------------     OTHER
ACCOUNT OPTION      VALUE           FREQUENCY       RESTRICTIONS
--------------  -------------  -------------------  ------------
Variable:        Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable
 Payout:         Up to 100%    Once every 365 days      None
                 of money in
                  variable
                option payout
Fixed:          Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.


Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.


The surrender charge may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.


SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

--------------------------------------------------------------------------------

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGE

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to the Company, or to Dreyfus or to Templeton. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses.

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE
REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder

--------------------------------------------------------------------------------


services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.



MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your contract for additional information on the MVA Option.


PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period,

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

--------------------------------------------------------------------------------

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option first unless otherwise specified by you.

--------------------------------------------------------------------------------

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to contract forms other than Portfolio Director 2 and Portfolio Director Plus are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

--------------------------------------------------------------------------------

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGE

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restriction between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise this exchange privilege, you should consider the following features of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the

--------------------------------------------------------------------------------

Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts or Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract or Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to the Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to the Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------


Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

--------------------------------------------------------------------------------

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be.
Also, a Contingent Contract
Owner may be designated.


FIXED ACCOUNT OPTIONS -- a

particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus, Short-Term
Fixed Account and Multi-Year
Enhanced Fixed Account.
Each option of this type is
guaranteed to earn at least
a minimum rate of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products contracts before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.


TYPES OF INVESTMENT PERFORMANCE INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

Total Return Performance Information

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

Standard Average Annual Total Return


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total Return

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

Cumulative Total Return


Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated
and tables showing historical
performance information, see
the Statement of Additional
Information.

--------------------------------------------------------------------------------

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different
Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market Division

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.31%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.40%.


Divisions Other Than The AGSPC Money Market Division

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate A Account Division is printed in the eight tables below.

The information presented does not reflect the advantage under Portfolio Director of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                                 DIVISION        SINCE
                     FUND AND DIVISION                        INCEPTION DATE   INCEPTION    10 YEARS    5 YEARS     1 YEAR
                     -----------------                        --------------   ---------    --------    -------     ------
AGSPC Asset Allocation (Division 5).........................     09/06/83           9.05%       9.83%      15.78%      5.62%
AGSPC Capital Conservation (Division 7).....................     01/16/86           5.19        5.49        5.42      (5.89)
AGSPC Government Securities (Division 8)....................     01/16/86           5.11        5.49        4.71      (8.12)
AGSPC Growth (Division 15)..................................     07/11/94          19.75          --       20.28       1.49
AGSPC Growth & Income (Division 16).........................     07/11/94          20.53          --       21.38      16.56
AGSPC International Equities (Division 11)..................     10/02/89           6.13        5.99       11.29      22.82
AGSPC International Government Bond (Division 13)...........     10/01/91           5.84          --        3.40     (11.11)
AGSPC MidCap Index (Division 4)**...........................     10/01/91          16.04          --       21.03       8.72
AGSPC Money Market (Division 6).............................     01/16/86           4.22        3.73        3.14      (1.00)
AGSPC Science & Technology (Division 17)....................     07/11/94          41.62          --       38.30      93.87
AGSPC Small Cap Index (Division 14).........................     05/01/92          12.72          --       14.94      15.04
AGSPC Social Awareness (Division 12)........................     10/02/89          15.49       15.80       26.59      12.41
AGSPC Stock Index (Division 10).............................     04/20/87          14.58       16.38       26.52      14.32
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................     07/11/94          14.03          --       13.90      16.74
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1
     (Division 19)(1).......................................     07/11/94          14.01          --       14.97      16.31
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................     07/11/94          14.19          --       15.09      17.04


---------------
   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

  ** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.


                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                   FUND          SINCE
                     FUND AND DIVISION                        INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS     1 YEAR
                     -----------------                        --------------   ---------   --------   -------     ------
AGSPC Growth (Division 15)..................................     04/29/94       18.11%           --      20.28%      1.49%
AGSPC Growth and Income (Division 16).......................     04/29/94        18.86           --      21.38      16.56
AGSPC Science and Technology (Division 17)..................     04/29/94        38.63           --      38.30      93.87
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................     08/31/90        34.03           --      13.90      16.74
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1
     (Division 19)(1).......................................     08/24/88        11.44        11.57      14.97      16.31
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................     05/01/92        13.81           --      15.09      17.04


---------------

Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                                 DIVISION        SINCE
                     FUND AND DIVISION                        INCEPTION DATE   INCEPTION    10 YEARS   5 YEARS    1 YEARS
                     -----------------                        --------------   ---------    --------   -------    -------
AGSPC Asset Allocation (Division 5).........................     09/06/83         9.15%       9.94%     16.42%     10.65%
AGSPC Capital Conservation (Division 7).....................     01/16/86         5.30        5.59       6.30     (1.40)
AGSPC Government Securities (Division 8)....................     01/16/86         5.21        5.60       5.61     (3.74)
AGSPC Growth (Division 15)..................................     07/11/94        19.84          --      20.85       6.33
AGSPC Growth & Income (Division 16).........................     07/11/94        20.63          --      21.93      21.61
AGSPC International Equities (Division 11)..................     10/02/89         6.24        6.11      12.02      27.88
AGSPC International Government Bond (Division 13)...........     10/01/91         5.94          --       4.34     (6.88)
AGSPC MidCap Index (Division 4)**...........................     10/01/91        16.15          --      21.59      13.78
AGSPC Money Market (Division 6).............................     01/16/86         4.33        3.83       4.09       3.71
AGSPC Science & Technology (Division 17)....................     07/11/94        41.71          --      38.68      98.96
AGSPC Small Cap Index (Division 14).........................     05/01/92        12.82          --      15.59      20.10
AGSPC Social Awareness (Division 12)........................     10/02/89        15.60       15.91      27.07      17.46
AGSPC Stock Index (Division 10).............................     04/20/87        14.68       16.48      27.00      19.37
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................     07/11/94        14.12          --      14.57      21.80
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1
     (Division 19)(1).......................................     07/11/94        14.11          --      15.63      21.37
  Templeton International Securities -- Class 1
     (Division 20)(2).......................................     07/11/94        14.29          --      15.75      22.10


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.


                                                                        TABLE IV
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                   FUND          SINCE
                     FUND AND DIVISION                        INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        --------------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................     04/29/94        18.21%        --      20.85%    6.33%
AGSPC Growth & Income (Division 16).........................     04/29/94        18.97         --      21.93    21.61
AGSPC Science & Technology (Division 17)....................     04/29/94        38.73         --      38.68    98.96
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................     08/31/90        34.08         --      14.57    21.80
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......     08/24/88        11.54      11.67      15.63    21.37
  Templeton International Securities -- Class 1
     (Division 20)(2).......................................     05/01/92        13.92         --      15.75    22.10


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                                 DIVISION        SINCE
                     FUND AND DIVISION                        INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS     1 YEAR
                     -----------------                        --------------   ---------   --------   -------     ------
AGSPC Asset Allocation (Division 5).........................     09/06/83        317.43%    157.96%    113.90%    10.65%
AGSPC Capital Conservation (Division 7).....................     01/16/86        105.66      72.30      35.72     (1.40)
AGSPC Government Securities (Division 8)....................     01/16/86        103.28      72.38      31.39     (3.74)
AGSPC Growth (Division 15)..................................     07/11/94        169.15         --     157.75      6.33
AGSPC Growth & Income (Division 16).........................     07/11/94        178.96         --     169.54     21.61
AGSPC International Equities (Division 11)..................     10/02/89            --      80.88      76.42     27.88
AGSPC International Government Bond (Division 13)...........     10/01/91         60.91         --      23.65     (6.88)
AGSPC MidCap Index (Division 4)**...........................     10/01/91        243.76         --     165.74     13.78
AGSPC Money Market (Division 6).............................     01/16/86         80.74      45.68      22.19      3.71
AGSPC Science & Technology (Division 17)....................     07/11/94        573.27         --     412.86     98.96
AGSPC Small Cap Index (Division 14).........................     05/01/92        152.26         --     106.38     20.10
AGSPC Social Awareness (Division 12)........................     10/02/89            --     337.56     231.31     17.46
AGSPC Stock Index (Division 10).............................     04/20/87        469.66     359.85     230.40     19.37
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................     07/11/94        105.94         --      97.42     21.80
Franklin Templeton Variable Insurance Product Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......     07/11/94        105.81         --     106.67     21.37
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................     07/11/94        107.61         --     107.76     22.10


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.


                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                  FUND          SINCE
                     FUND AND DIVISION                       INCEPTION DATE   INCEPTION   10 YEARS    5 YEARS     1 YEAR
                     -----------------                       --------------   ---------   --------    -------     ------
AGSPC Growth (Division 15).................................     04/29/94        158.22%        --      157.75%     6.33%
AGSPC Growth & Income (Division 16)........................     04/29/94        167.70         --      169.54     21.61
AGSPC Science & Technology (Division 17)...................     04/29/94        539.90         --      412.86     98.96
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18)............................................     08/31/90      1,442.37         --       97.42     21.80
Franklin Templeton Variable Insurance Product Trust
  Templeton Asset Strategy -- Class 1 (Division 19)........     08/24/88        245.41     201.66      106.67     21.37
  Templeton International Securities -- Class 1 (Division
     20)...................................................     05/01/92        171.69         --      107.76     22.10


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.

                                                                       TABLE VII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------
         FUND AND DIVISION             1999        1998        1997        1996        1995
         -----------------           --------    --------    --------    --------    --------
AGSPC Asset Allocation (Division
 5)(2).............................     10.65%      17.19%      21.40%       9.99%      23.55%
AGSPC Capital Conservation
 (Division 7)(2)...................     (1.40)       6.30        7.49        0.75       19.58
AGSPC Government Securities
 (Division 8)(2)...................     (3.74)       7.86        7.83        0.90       16.31
AGSPC Growth (Division 15).........      6.33       16.96       19.80       18.18       46.40
AGSPC Growth & Income (Division
 16)...............................     21.61       13.41       22.60       22.10       30.55
AGSPC International Equities
 (Division 11)(2)..................     27.88       17.57        1.18        5.75        9.67
AGSPC International Government Bond
 (Division 13)(2)..................     (6.88)      15.92       (5.79)       3.36       17.63
AGSPC MidCap Index (Division
 4)(1)(2)..........................     13.78       17.80       30.45       17.61       29.24
AGSPC Money Market (Division
 6)(2).............................      3.71        4.12        4.13        3.97        4.51
AGSPC Science & Technology
 (Division 17).....................     98.96       40.71        1.57       12.68       60.07
AGSPC Small Cap Index (Division
 14)(2)............................     20.10       (2.92)      21.18       15.57       26.39
AGSPC Social Awareness (Division
 12)(2)............................     17.46       26.03       32.52       22.75       37.57
AGSPC Stock Index (Division
 10)(2)............................     19.37       27.14       31.77       21.53       35.95
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................     21.80       (4.51)      15.37       15.14       27.78
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(3)..............     21.37        5.07       14.07       17.40       21.02
 Templeton International
   Securities -- Class 1 (Division
   20)(4)..........................     22.10        7.95       12.54       22.50       14.34

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     ------------------------------------------------------
         FUND AND DIVISION            1994       1993        1992        1991        1990
         -----------------           ------    --------    --------    --------    --------
AGSPC Asset Allocation (Division
 5)(2).............................   (2.29)%      8.19%      (1.71)%     20.13%      (3.38)%
AGSPC Capital Conservation
 (Division 7)(2)...................   (7.04)      10.88        7.55       16.00       (1.28)
AGSPC Government Securities
 (Division 8)(2)...................   (5.44)       9.70        6.14       13.59        4.91
AGSPC Growth (Division 15).........    4.42          --          --          --          --
AGSPC Growth & Income (Division
 16)...............................    3.49          --          --          --          --
AGSPC International Equities
 (Division 11)(2)..................    6.90       28.58      (14.31)      10.06      (20.90)
AGSPC International Government Bond
 (Division 13)(2)..................    3.42       13.08        2.05        9.05          --
AGSPC MidCap Index (Division
 4)(1)(2)..........................   (4.70)      11.78        8.79       11.63
AGSPC Money Market (Division
 6)(2).............................    2.77        1.67        2.22        4.49        6.83
AGSPC Science & Technology
 (Division 17).....................   31.28          --          --          --          --
AGSPC Small Cap Index (Division
 14)(2)............................   (4.30)      14.77       11.28          --          --
AGSPC Social Awareness (Division
 12)(2)............................   (2.42)       6.84        2.31       26.63       (2.21)
AGSPC Stock Index (Division
 10)(2)............................   (0.30)       8.78        5.58       27.70       (4.83)
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................    4.32          --          --          --          --
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(3)..............   (0.41)         --          --          --          --
 Templeton International
   Securities -- Class 1 (Division
   20)(4)..........................   (0.07)         --          --          --          --


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
         FUND AND DIVISION             1999        1998        1997        1996        1995
         -----------------           --------    --------    --------    --------    --------
AGSPC Asset Allocation (Division
 5)(2).............................    157.96%     133.14%      98.95%      63.88%      49.00%
AGSPC Capital Conservation
 (Division 7)(2)...................     72.30       74.76       64.40       52.95       51.81
AGSPC Government Securities
 (Division 8)(2)...................     72.38       79.08       66.02       53.97       52.60
AGSPC Growth (Division 15).........    169.15      153.13      116.44       80.67       52.87
AGSPC Growth & Income (Division
 16)...............................    178.96      129.38      102.25       64.96       35.11
AGSPC International Equities
 (Division 11)(2)..................     80.88       41.45       20.31       18.91       12.45
AGSPC International Government Bond
 (Division 13)(2)..................     60.91       72.80       49.06       58.22       53.08
AGSPC MidCap Index (Division
 4)(1)(2)..........................    243.76      202.14      156.48       96.61       67.18
AGSPC Money Market (Division
 6)(2).............................     45.68       40.47       34.90       29.55       24.60
AGSPC Science & Technology
 (Division 17).....................    573.27      238.39      140.50      136.78      110.13
AGSPC Small Cap Index (Division
 14)(2)............................    152.26      110.05      116.36       78.54       54.49
AGSPC Social Awareness (Division
 12)(2)............................    337.56      272.50      195.58      123.04       81.69
AGSPC Stock Index (Division
 10)(2)............................    359.85      285.22      202.99      129.94       89.21
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................    105.94       69.08       77.06       53.47       33.29
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(3)..............    105.81       69.58       61.39       41.48       20.52
 Templeton International
   Securities -- Class 1 (Division
   20)(4)..........................    107.61       70.04       57.52       39.97       14.26

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
         FUND AND DIVISION            1994       1993        1992        1991        1990
         -----------------           ------    --------    --------    --------    --------
AGSPC Asset Allocation (Division
 5)(2).............................   20.60%      23.43%      14.08%      16.07%      (3.38)%
AGSPC Capital Conservation
 (Division 7)(2)...................   26.95       36.57       23.17       14.52       (1.28)
AGSPC Government Securities
 (Division 8)(2)...................   31.20       38.75       26.48       19.17        4.91
AGSPC Growth (Division 15).........    4.42          --          --          --          --
AGSPC Growth & Income (Division
 16)...............................    3.49          --          --          --          --
AGSPC International Equities
 (Division 11)(2)..................    2.53       (4.09)     (25.41)     (12.95)     (20.90)
AGSPC International Government Bond
 (Division 13)(2)..................   30.14       25.83       11.28        9.05          --
AGSPC MidCap Index (Division
 4)(1)(2)..........................   29.36       35.74       21.43       11.63          --
AGSPC Money Market (Division
 6)(2).............................   19.23       16.02       14.11       11.63        6.83
AGSPC Science & Technology
 (Division 17).....................   31.28          --          --          --          --
AGSPC Small Cap Index (Division
 14)(2)............................   22.23       27.72       11.28          --          --
AGSPC Social Awareness (Division
 12)(2)............................   32.07       35.34       26.68       23.82       (2.21)
AGSPC Stock Index (Division
 10)(2)............................   39.18       39.60       28.33       21.54       (4.83)
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................    4.32          --          --          --          --
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(3)..............   (0.41)         --          --          --          --
 Templeton International
   Securities -- Class 1 (Division
   20)(4)..........................   (0.07)         --          --          --          --


------------
  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.
 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.

(1) On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(2) For periods prior to 1994, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for a stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on July 11, 1994.

(3) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. As part of this merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. At the same time as the merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.


(4) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. As part of this merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. At the same time as the merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.

                                                                      TABLE VIII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                        ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------------------------------
       FUND AND DIVISION***            1999        1998        1997        1996        1995        1994        1993
       --------------------          --------    --------    --------    --------    --------    --------    --------
AGSPC Growth (Division 15).........     6.33%       16.96%      19.80%      18.18%      46.40%       0.18%         --
AGSPC Growth & Income (Division
 16)...............................     21.61       13.41       22.60       22.10       30.55       (0.68)         --
AGSPC Science & Technology
 (Division 17).....................     98.96       40.71        1.57       12.68       60.07       24.77          --
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................     21.80       (4.51)      15.37       15.14       27.78        6.33       66.31%
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(1)..............     21.37        5.07       14.07       17.40       21.02       (4.24)      24.59
 Templeton International
   Securities -- Class 1 (Division
   20)(2)..........................     22.10        7.95       12.54       22.50       14.34       (3.49)      45.51

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------
       FUND AND DIVISION***            1992        1991        1990
       --------------------          --------    --------    --------
AGSPC Growth (Division 15).........        --          --          --
AGSPC Growth & Income (Division
 16)...............................        --          --          --
AGSPC Science & Technology
 (Division 17).....................        --          --          --
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................     69.24%     156.75%       1.68%
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(1)..............      6.74       26.13       (9.13)
 Templeton International
   Securities -- Class 1 (Division
   20)(2)..........................     (6.89)         --          --


                                        CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------------------------------------------
       FUND AND DIVISION***            1999        1998        1997        1996        1995        1994        1993        1992
       --------------------          --------    --------    --------    --------    --------    --------    --------    --------
AGSPC Growth (Division 15).........    158.22%     142.86%     107.65%      73.33%      46.67%       0.18%         --          --
AGSPC Growth & Income (Division
 16)...............................    167.70      120.12       94.09       58.31       29.66       (0.68)         --          --
AGSPC Science & Technology
 (Division 17).....................    539.90      221.62      128.57      125.05       99.72       24.77          --          --
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................  1,442.37    1,166.28    1,226.07    1,049.38      898.25      681.25      634.77%     341.81%
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(1)..............    201.66      148.55      136.56      107.38       76.65       45.97       52.42       22.34
 Templeton International
   Securities -- Class 1 (Division
   20)(2)..........................    171.69      122.51      106.13       83.17       49.52       30.77       35.49       (6.89)

                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------
       FUND AND DIVISION***            1991        1990
       --------------------          --------    --------
AGSPC Growth (Division 15).........        --          --
AGSPC Growth & Income (Division
 16)...............................        --          --
AGSPC Science & Technology
 (Division 17).....................        --          --
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................    161.05%       1.68%
Franklin Templeton Variable
 Insurance Products Trust
 Templeton Asset Strategy -- Class
   1 (Division 19)(1)..............     14.61       (9.13)
 Templeton International
   Securities -- Class 1 (Division
   20)(2)..........................        --          --


------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.
 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.
*** The Table reflects actual historical performance of the related Separate
    Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;
  - The Participant; and
  - The Annuitant.


CHANGE OF BENEFICIARY


The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC and other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Unfunded, non-qualified deferred compensation plans of private employers.

  - Section 408(p) SIMPLE Retirement Accounts

Portfolio Director may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Separate Account investment must be "adequately diversified" in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. Each Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two

--------------------------------------------------------------------------------

investments, 80% in any three investments and 90% in any four investments. A Fund's failure to meet these diversification requirements could result in tax liability to Non-Qualified Contract Owners. Since each Fund expects to satisfy diversification, and assure tax deferred treatment to Non-Qualified Contract holders, investment opportunities of a Fund may consequently be limited. This would affect all Contract Owners, including owners of Contracts other than Non-Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guide issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                    [CHART]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before

--------------------------------------------------------------------------------

age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% Federal income tax rate. The $700 which is paid toward current Federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-favored program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-favored retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-favored retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

-------------------------------------------------------------------------------
    Participant/Contract Owner Name:
    ------------------------------------------------------------------------
    Social Security Number:
    ------------------------------------------------------------------------
    Birth Date:
-------------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer
Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    5
Types of Variable Annuity Contracts.................    6
Federal Tax Matters.................................    6
    Tax Consequences of Purchase Payments...........    6
    Tax Consequences of Distributions...............    8
    Special Tax Consequences -- Early
      Distribution..................................    9
    Special Tax Consequences -- Required
      Distributions.................................   10
    Tax Free Rollovers, Transfers and Exchanges.....   11
Exchange Privilege..................................   11
    Exchanges From Independence Plus Contracts......   11
    Exchanges From V-Plan Contracts.................   13
    Exchanges From SA-1 and SA-2 Contracts..........   13
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   16
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total
      Surrender.....................................   18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    AGSPC Money Market Division Yields..............   19
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   19
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   19
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   20
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   20
    Standardized Yield for Divisions Seven, Eight
      and Thirteen..................................   20
    Calculation of Standardized Yield for Divisions
      Seven, Eight and Thirteen.....................   20
    Illustration of Calculation of Standardized
      Yield for Divisions Seven, Eight and
      Thirteen......................................   20
    Calculation of Average Annual Total Return......   21
    Calculation of MVA Option.......................   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   22
    Performance Compared to Market Indices..........   22
    AGSPC Asset Allocation Division Five Performance
      Compared to S&P 500 Index, Merrill Lynch
      Corporate and Government Master Index and
      Certificate of Deposit Primary Offering by New
      York City Banks, 30 Day Index.................   25



                                                      PAGE
                                                      ----
    AGSPC Capital Conservation Division Seven
      Performance Compared to Merrill Lynch
      Corporate Master Index........................   26
    AGSPC Government Securities Division Eight
      Performance Compared to Lehman Brothers U.S.
      Treasury Composite Index......................   27
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   27
    AGSPC Growth & Income Division Sixteen
      Performance Compared to S&P 500 Index.........   28
    AGSPC International Equities Division Eleven
      Performance Compared to EAFE Index............   28
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   29
    AGSPC MidCap Index Division Four Performance
      Compared to S&P 500 Index and S&P MidCap 400
      Index.........................................   30
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   31
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   31
    AGSPC Small Cap Index Division Fourteen
      Performance Compared to Russell 2000 Index....   32
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   32
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   33
    Dreyfus Small Cap Division Eighteen Performance
      Compared to Russell 2000......................   33
    Templeton Asset Strategy Division Nineteen
      Performance Compared to MSCI All Country World
      Free Index and JP Morgan Global Government
      Bond Index....................................   34
    Templeton International Securities Division
      Twenty Performance Compared to MSCI World
      Index.........................................   35
Payout Payments.....................................   35
    Assumed Investment Rate.........................   35
    Amount of Payout Payments.......................   35
    Payout Unit Value...............................   36
    Illustration of Calculation of Payout Unit
      Value.........................................   36
    Illustration of Payout Payments.................   37
Distribution of Variable Annuity Contracts..........   37
Experts.............................................   37
Comments on Financial Statements....................   38

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................


                          PORTFOLIO DIRECTOR CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).



                             (Please Print or Type)



-----------------------------------------------------------------------------------------------------------------------

Name: ----------------------------------------------------   G.A. # ---------------------------------------------------
Address: --------------------------------------------------  Policy # --------------------------------------------------
-----------------------------------------------------------
Social Security Number: --------------------------------
-----------------------------------------------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC


                                  [VALIC LOGO]

                                 PRINTED MATTER
                     PRINTED IN U.S.A.  VA 10789  VER 5/00
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

                          SUPPLEMENT DATED MAY 1, 2000
                                       TO
                    PORTFOLIO DIRECTOR 2 SEPARATE ACCOUNT A
                        FOR SERIES 2.1 - 2.12 PROSPECTUS
                               DATED MAY 1, 2000
                                      FOR
                        GEORGIA OPTIONAL RETIREMENT PLAN


The Prospectus is hereby amended by the addition of the following section under "VARIABLE ACCOUNT OPTIONS":


     RESTRICTIONS ON AVAILABILITY OF FUNDS

     Pursuant to the requirements of the Georgia Optional Retirement Plan, the AGSPC Science & Technology Fund and American Century Ultra Investors Fund are not available as investment vehicles. You may consult directly with American Century about the availability of their Funds.


VA9875-GAORP

                                [MOMENTO PHOTO]


                                            PORTFOLIO DIRECTOR 2
                                                SEPARATE ACCOUNT A

                                                FOR SERIES 2.1 - 2.12
                                                 Units of Interest
                                                 Under Group and
                                                 Individual Variable
                                                 Annuity Contracts
                                                 Portfolio Director 2


                                                 Prospectus
                                                 May 1, 2000

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS



SUPPLEMENT ISSUED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000



The Variable Annuity Life Insurance Company (the "Company") filed an application with the Securities and Exchange Commission ("SEC") as of March 31, 2000 requesting an order allowing the Company to replace the shares of American General Domestic Bond Fund of American General Series Portfolio Company 3 ("AGSPC 3"), T. Rowe Price Small-Cap Stock Fund, Dreyfus Variable Investment Fund -- Small Cap Portfolio, Scudder Growth and Income Fund, Neuberger Berman Guardian Trust and Dreyfus Founders Growth Fund, each of which is a Variable Investment Option currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General Series Portfolio Company ("AGSPC").



The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Substitute Series will have substantially the same investment objective, practices and restrictions as the Replaced Series. In the case of Dreyfus Variable Investment Fund -- Small Cap Portfolio and T. Rowe Price Small-Cap Stock Fund, Inc., the Substitute Series will have two sub-advisers, one of which is the Replaced Series' current investment adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced Series' current investment adviser, Founders Asset Management LLC, as its sub-adviser. In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.



The proposed substitutions and respective sub-advisers are:



REPLACED SERIES                                         SUBSTITUTE SERIES
Dreyfus Variable Investment Fund --             --      AGSPC American General Select Small-Cap Fund (T. Rowe
Small-Cap Portfolio                                     Price Associates, Inc. and Founders Asset Management
                                                        LLC)
T. Rowe Price Small-Cap Stock Fund, Inc.        --      AGSPC American General Select Small Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
Scudder Growth and Income Fund                  --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Neuberger Berman Guardian Trust                 --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Dreyfus Founders Growth Fund                    --      AGSPC American General Founders Growth Fund (Founders
                                                        Asset Management LLC)
AGSPC 3 American General Domestic Bond Fund     --      AGSPC 3 American General Core Bond Fund (American
                                                        General Investment Management, L.P.)


--------------------------------------------------------------------------------


You should note that:



- No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the substitutions.



- The elections you have on file for allocating your account value, premium payments and deductions will remain unchanged until you direct us otherwise.



- You will not bear any expenses relating to the substitutions.



- Although for two of the substitutions (Dreyfus Variable Investment
  Fund -- Small Cap Portfolio and Scudder Growth and Income Fund) total contract holder expenses are expected to be slightly higher for the Replaced Series, the substitutions will result in a change to a sub-adviser with a superior performance record.



- On the effective date of the substitution, your account value in the Variable Account Option will be the same as before the substitution.



- The substitution will have no tax consequences for you.



The Company expects to complete the substitutions before October 2000. The newly created series of AGSPC will commence operations at the time of the substitutions. Completion of the substitutions is conditioned upon obtaining the approval of the SEC and state insurance authorities, if applicable. Of course, you may transfer amounts in your Contract among the Variable Investment Options and Fixed Options, as usual. The substitutions will not be treated as a transfer for purposes of the transfer provisions of your Contract. In addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.



We will send you a prospectus for AGSPC 3 and the new series of AGSPC, and notice of the actual date of the substitutions, after we receive SEC approval. You will receive confirmation when the substitution is complete.



Should you have any questions, you may contact us at 1-800-448-2542 (selection
1).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1 TO 2.12                                               May 1, 2000


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director 2 that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director 2 permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:



FIXED ACCOUNT OPTIONS:    Fixed Account Plus

                          Short-Term Fixed Account

                          Multi-Year Enhanced Fixed Account*



VARIABLE ACCOUNT OPTIONS**



American General Series Portfolio     Dreyfus Founders Funds, Inc.:            Templeton Funds, Inc.:
 Company (AGSPC):                     Dreyfus Founders Growth Fund             Templeton Foreign Fund --
  Growth Fund                         Neuberger Berman Management Inc.:        Class A
  International Government Bond Fund  Neuberger Berman Guardian Trust
  Money Market Fund                                                            The Vanguard Group, Inc.:
  Science & Technology Fund           Putnam Investments:                      Vanguard Long-Term
  Social Awareness Fund               Putnam Global Growth                         Corporate Fund
  Stock Index Fund                    Fund -- Class A Shares                   Vanguard Long-Term
                                      Putnam New Opportunities                     Treasury Fund
American Century Investment           Fund -- Class A Shares                   Vanguard Wellington Fund
  Management, Inc.:                   Putnam OTC & Emerging Growth             Vanguard Windsor II Fund
  American Century Ultra Fund         Fund -- Class A Shares
                                      Scudder Kemper Investments, Inc.:
                                      Scudder Growth and Income Fund



*  Available approximately May 22, 2000, subject to state approval.



** Each of these mutual funds is publicly available except for the six AGSPC Funds.


--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
FEE TABLE.....................................     2
SUMMARY.......................................     5
SELECTED PURCHASE UNIT DATA...................     9
GENERAL INFORMATION...........................    10
     About Portfolio Director 2...............    10
     About VALIC..............................    10
     About VALIC Separate Account A...........    10
     Units of Interests.......................    10
     Distribution of the Contracts............    11

VARIABLE ACCOUNT OPTIONS......................    11

PURCHASE PERIOD...............................    12
     Purchase Payments........................    12
     Purchase Units...........................    12
     Calculation of Purchase Unit Value.......    13
     Choosing Investment Options..............    13
          Fixed Account Options...............    13
          Variable Account Options............    13
     Stopping Purchase Payments...............    13

TRANSFERS BETWEEN INVESTMENT OPTIONS..........    14
     During the Purchase Period...............    14
     During the Payout Period.................    14
     Communicating Transfer or Reallocation
       Instructions...........................    14
     Effective Date of Transfer...............    15
     Market Timing............................    15

FEES AND CHARGES..............................    15
     Account Maintenance Fee..................    15
     Surrender Charge.........................    15
          Amount of Surrender Charge..........    16
          10% Free Withdrawal.................    16
          Exceptions to Surrender Charge......    16
     Premium Tax Charge.......................    16
     Separate Account Charges.................    16
     Fund Annual Expense Charges..............    17
     Other Tax Charges........................    17
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    17
     Separate Account Expense Reimbursement...    18
     Market Value Adjustment..................    18

PAYOUT PERIOD.................................    18
     Fixed Payout.............................    18
     Variable Payout..........................    18
     Combination Fixed and Variable Payout....    19
     Payout Date..............................    19
     Payout Options...........................    19
     Enhancements to Payout Options...........    19
     Payout Information.......................    19

SURRENDER OF ACCOUNT VALUE....................    20
     When Surrenders Are Allowed..............    20
     Amount That May Be Surrendered...........    20
     Surrender Restrictions...................    20
     Partial Surrenders.......................    20
     Systematic Withdrawals...................    21
     Distributions Required by Federal Tax
       Law....................................    21

EXCHANGE PRIVILEGE............................    21



                                                PAGE
                                                ----
     Restrictions on Exchange Privilege.......    21
     Taxes and Conversion Costs...............    22
     Surrender Charges........................    22
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2.............................    22
     Exchange Offer for Portfolio Director and
       Portfolio Director 2...................    22
     Comparison of Contracts..................    22
     Features of Portfolio Director 2.........    23
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    23

DEATH BENEFITS................................    24
     Beneficiary Information..................    24
     Special Information for Individual
       Non-Tax Qualified Contracts............    24
     During the Purchase Period...............    24
          Interest Guaranteed Death Benefit...    24
          Standard Death Benefit..............    24
     During the Payout Period.................    24

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    25
     Types of Investment Performance
       Information Advertised.................    25
       Total Return Performance Information...    25
       Standard Average Annual Total Return...    25
       Nonstandard Average Annual Total
          Return..............................    25
       Cumulative Total Return................    25
       Annual Change in Purchase Unit Value...    25
       Cumulative Change in Purchase Unit
          Value...............................    26
       Total Return Based on Different
          Investment Amounts..................    26
       An Assumed Account Value of $10,000....    26
     Yield Performance Information............    26
       AGSPC Money Market Division............    26
       Divisions Other Than The AGSPC Money
          Market Division.....................    26
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    26

OTHER CONTRACT FEATURES.......................    32
     Changes That May Not Be Made.............    32
     Change of Beneficiary....................    32
     Contingent Owner.........................    32
     Cancellation -- The 20 Day "Free Look"...    32
     We Reserve Certain Rights................    32
     Relationship to Employer's Plan..........    32

VOTING RIGHTS.................................    32
     Who May Give Voting Instructions.........    32
     Determination of Fund Shares Attributable
       to Your Account........................    33
       During Purchase Period.................    33
       During Payout Period or after a Death
          Benefit Has Been Paid...............    33
     How Fund Shares Are Voted................    33

FEDERAL TAX MATTERS...........................    33
     Type of Plans............................    33
     Tax Consequences in General..............    33
     Effect of Tax-Deferred Accumulations.....    34

YEAR 2000.....................................    36


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        14
Annuitant                            24
Assumed Investment Rate              18
Beneficiary                          24
Contract Owner                       24
Divisions                            25
Fixed Account Options                24
Home Office                          14
Mutual Fund or Fund                  10
Participant                          01
Participant Year                     15
Payout Period                        14
Payout Unit                          18
Purchase Payments                12, 25
Purchase Period                      14
Purchase Unit                        12
VALIC Separate Account A             32
Variable Account Options         11, 24


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)               $15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                     MORTALITY     ADMINISTRATION     SEPARATE
                                        AND             AND            ACCOUNT         TOTAL
                                    EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
               FUND                    FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
               ----                 ------------   --------------   -------------   -----------
AGSPC Growth Fund                       0.25%           0.75%              --          1.00%
AGSPC International Government
  Bond Fund                             0.25            0.75               --          1.00
AGSPC Money Market Fund                 0.25            0.75               --          1.00
AGSPC Science & Technology Fund         0.25            0.75               --          1.00
AGSPC Social Awareness Fund             0.25            0.75               --          1.00
AGSPC Stock Index Fund                  0.25            0.75               --          1.00
American Century Ultra Fund(4)          0.25            1.00            (0.21%)        1.04
Dreyfus Founders Growth Fund(4)         0.25            1.00            (0.25)         1.00
Neuberger Berman Guardian Trust(4)      0.25            1.00            (0.25)         1.00
Putnam Global Growth Fund -- Class
  A Shares(4)                           0.25            1.00            (0.25)         1.00
Putnam New Opportunities Fund --
  Class A Shares(4)                     0.25            1.00            (0.25)         1.00
Putnam OTC & Emerging Growth
  Fund -- Class A Shares(4)             0.25            1.00            (0.25)         1.00
Scudder Growth and Income Fund(4)       0.25            1.00            (0.25)         1.00
Templeton Foreign Fund -- Class
  A(4)                                  0.25            1.00            (0.25)         1.00
Vanguard -- Long-Term Corporate
  Fund(5)                               0.25            1.00           (0.25)          1.00
Vanguard -- Long-Term Treasury
  Fund(5)                               0.25            1.00           (0.25)          1.00
Vanguard Wellington Fund                0.25            1.00               --          1.25
Vanguard Windsor II Fund                0.25            1.00               --          1.25


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                            MANAGEMENT   12B-1         OTHER      TOTAL FUND
                   FUND                        FEES      FEES       EXPENSES(6)    EXPENSES
                   ----                     ----------   -----      -----------   ----------
AGSPC Growth Fund                              0.80%       --           0.06%        0.86%
AGSPC International Government Bond Fund       0.50        --           0.07         0.57
AGSPC Money Market Fund                        0.50        --           0.07         0.57
AGSPC Science & Technology Fund                0.90        --           0.06         0.96
AGSPC Social Awareness Fund                    0.50        --           0.07         0.57
AGSPC Stock Index Fund                         0.26        --           0.06         0.32
American Century Ultra Fund(8)                 1.00        --             --%        1.00
Dreyfus Founders Growth Fund(8)                0.67      0.25%          0.16         1.08
Neuberger Berman Guardian Trust(7)(8)          0.84        --           0.04         0.88
Putnam Global Growth Fund -- Class A Shares    0.63      0.25           0.22         1.10
Putnam New Opportunities Fund -- Class A
  Shares                                       0.48      0.25           0.20         0.93
Putnam OTC & Emerging Growth Fund -- Class
  A Shares                                     0.55      0.25           0.18         0.98
Scudder Growth and Income Fund                 0.45        --           0.35         0.80
Templeton Foreign Fund -- Class A(8)           0.61      0.25           0.27         1.13
Vanguard -- Long-Term Corporate Fund(8)        0.28        --           0.02         0.30
Vanguard -- Long-Term Treasury Fund(8)         0.25        --           0.03         0.28
Vanguard Wellington Fund(8)                    0.28        --           0.02         0.30
Vanguard Windsor II Fund(8)                    0.35        --           0.02         0.37


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

--------------------------------------------------------------------------------


(4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.


(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.


(7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1999 fiscal year, NB did not bear any expenses.



(8) The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Dreyfus Founders Growth Fund was formerly known as the Founders Growth Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger & Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

EXAMPLE #1 -- If you do not surrender Portfolio Director 2 at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $19       $60      $103       $223
AGSPC International Government Bond Division 13    16        51        88        192
AGSPC Money Market Division 6                      16        51        88        192
AGSPC Science & Technology Division 17             20        63       108        233
AGSPC Social Awareness Division 12                 16        51        88        192
AGSPC Stock Index Division 10                      14        43        75        164
American Century Ultra Division 31                 21        65       112        241
Dreyfus Founders Growth Division 30                21        66       114        246
Neuberger Berman Guardian Trust
  Division 29                                      19        60       104        225
Putnam Global Growth -- Class A Shares Division
  28                                               22        67       115        248
Putnam New Opportunities -- Class A Shares
  Division 26                                      20        62       106        230
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                      20        63       109        235
Scudder Growth and Income Division 21              19        58       100        216
Templeton Foreign -- Class A Division 32           22        68       117        251
Vanguard Long-Term Corporate Division 22           14        42        73        162
Vanguard Long-Term Treasury Division 23            13        42        72        159
Vanguard Wellington Division 25                    16        50        87        189
Vanguard Windsor II Division 24                    17        52        90        197


EXAMPLE #2 -- If you surrender Portfolio Director 2 at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $66      $109      $153       $223
AGSPC International Government Bond Division 13        63       101       138        192
AGSPC Money Market Division 6                          63       101       138        192
AGSPC Science & Technology Division 17                 67       112       158        233
AGSPC Social Awareness Division 12                     63       101       138        192
AGSPC Stock Index Division 10                          60        93       125        164
American Century Ultra Division 31                     67       114       162        241
Dreyfus Founders Growth Division 30                    68       115       164        246
Neuberger Berman Guardian Trust Division 29            66       110       154        225
Putnam Global Growth -- Class A Shares Division 28     68       116       165        248
Putnam New Opportunities -- Class A Shares Division
  26                                                   66       111       156        230
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                          67       113       159        235
Scudder Growth and Income Division 21                  65       107       150        216
Templeton Foreign -- Class A Division 32               68       117       167        251
Vanguard Long-Term Corporate Division 22               60        92       123        162
Vanguard Long-Term Treasury Division 23                60        92       122        159
Vanguard Wellington Division 25                        63       100       137        189
Vanguard Windsor II Division 24                        63       102       140        197


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------
Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director 2 offers you a choice from among 18 Variable Account Options and three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1) If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you.


--------------------------------------------------------------------------------


                 FIXED ACCOUNT
                 OPTIONS
-----------------------------------------------------------------------------------------------------------------------------------
FIXED            Fixed                    Guaranteed high current                     --                        --
OPTIONS          Account Plus             interest income
                 ------------------------------------------------------------------------------------------------------------------
                 Short-Term               Guaranteed current                          --                        --
                 Fixed Account            interest income
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Year Enhanced      Multi-year guaranteed interest income       --                        --
                 Fixed Account(1)
-----------------------------------------------------------------------------------------------------------------------------------
                 VARIABLE ACCOUNT         INVESTMENT
                 OPTIONS                  OBJECTIVE                                   ADVISER                   SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------------
INDEX            AGSPC Stock              Seeks long-term capital growth through      VALIC                     N/A(2)
EQUITY           Index                    investment in common stocks that, as a
FUND             Fund(3)                  group, are expected to provide
                                          investment results closely corresponding
                                          to the performance of the Standard &
                                          Poor's 500 Stock Index(R).
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY         AGSPC Growth             Seeks long-term growth of capital           VALIC                     Wellington
MANAGED          Fund                     through investment primarily in equity                                Management
                                          securities.                                                           Company, LLP (4)

EQUITY FUNDS     ------------------------------------------------------------------------------------------------------------------
                                          Seeks capital growth through investments    American Century          N/A
                 American Century         primarily in common stocks that are         Investment Management,
                 Ultra Fund               considered to have better-than-average      Inc.
                                          prospects for appreciation.
                 ------------------------------------------------------------------------------------------------------------------
                 Dreyfus Founders         Seeks long-term growth of capital by        Founders Asset            N/A
                 Growth                   investing primarily in common stocks of     Management LLC
                 Fund                     well-established, high-quality growth
                                          companies.
                 ------------------------------------------------------------------------------------------------------------------
                 Neuberger Berman         Seeks capital appreciation and,             Neuberger Berman          Neuberger Berman,
                 Guardian Trust           secondarily, current income by investing    Management Inc.           LLC
                                          primarily in common stocks of large-
                                          capitalization companies.
                 ------------------------------------------------------------------------------------------------------------------
                 Putnam Global            Seeks capital appreciation. Current         Putnam Investment         N/A
                 Growth Fund --           income is only an incidental                Management Inc.
                 Class A Shares           consideration in selecting investments
                                          for the Fund. The Fund is designed for
                                          investors, seeking above-average capital
                                          growth potential through a globally
                                          diversified portfolio of common stocks.
                                          Dividend and interest income is only an
                                          incidental consideration.
                 ------------------------------------------------------------------------------------------------------------------
                 Putnam New               Seeks long-term capital appreciation.       Putnam Investment         N/A
                 Opportunities Fund --    Current income is only an incidental        Management Inc.
                 Class A Shares           consideration. The Fund invests
                                          principally in common stocks of
                                          companies in sectors of the economy
                                          which the Fund's investment adviser
                                          believes possess above-average long-term
                                          growth potential.
                 ------------------------------------------------------------------------------------------------------------------
                 Putnam OTC &             Seeks capital appreciation by investing     Putnam Investment         N/A
                 Emerging Growth          primarily in common stocks traded in the    Management Inc.
                 Fund -- Class A Shares   over-the-counter market and common
                                          stocks, of "emerging growth" companies
                                          listed on securities exchanges. The Fund
                                          is designed for investors willing to
                                          assume above-average risk in return for
                                          above average capital growth potential.
                 ------------------------------------------------------------------------------------------------------------------
                 Scudder Growth           Seeks long-term growth of capital,          Scudder Kemper            N/A
                 and Income Fund          current income and growth of income by      Investments, Inc.
                                          investing primarily in common stocks,
                                          preferred stocks, and securities
                                          convertible into common stocks of
                                          companies which offer the prospect for
                                          growth of earning while paying current
                                          dividends.
-----------------------------------------------------------------------------------------------------------------------------------
(1)  The Multi-Year Enhanced Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA")
     Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract.
     See MVA Option herein.
(2)  Bankers Trust Company previously served as sub-adviser to the AGSPC Stock Index Fund. VALIC re-assumed direct management of the Fund's investment portfolio on October 1, 1999.
(3)  "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). AGSPC
     Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.
(4)  Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1,
     1999. The investment objective was also changed at that time.

--------------------------------------------------------------------------------


                  VARIABLE ACCOUNT        INVESTMENT
                  OPTIONS                 OBJECTIVE                                 ADVISER                SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
                  Templeton               Seeks long-term capital growth by         Templeton Global       N/A
                  Foreign                 investing primarily in the equity         Advisors Limited
                  Fund -- Class A         securities of companies outside the
                                          United States, including emerging
                                          markets.
                  -----------------------------------------------------------------------------------------------------------
                  Vanguard                Seeks to provide long-term growth of      Vanguard               N/A
                  Windsor II Fund         capital by investing mainly in the
                                          equity securities of large and
                                          medium-size companies whose stocks are
                                          considered by the Fund's advisers to be
                                          undervalued and out of favor with
                                          investors. The Fund's secondary
                                          objective is to provide some dividend
                                          income.
-----------------------------------------------------------------------------------------------------------------------------
BALANCED          Vanguard                Seeks to conserve capital and provide     Wellington Management  N/A
FUND              Wellington              moderate long-term growth in capital and  Company, LLP
                  Fund                    income by investing approximately 60% to
                                          70% of its assets in dividend-paying
                                          stocks of established, large- and
                                          medium-sized companies that, in the
                                          adviser's opinion, are undervalued but
                                          whose prospects are improving. The
                                          remaining 30% to 40% of assets are
                                          invested primarily in high-quality,
                                          longer-term corporate bonds with some
                                          exposure to U.S. Treasury, government
                                          agency, and mortgage-backed bonds.
-----------------------------------------------------------------------------------------------------------------------------
INCOME            AGSPC International     Seeks high current income through         VALIC                  N/A
FUNDS             Government              investments primarily in investment
                  Bond Fund               grade debt securities issued or
                                          guaranteed by foreign governments.
                  -----------------------------------------------------------------------------------------------------------
                  Vanguard                Seeks a high level of current income      Wellington Management  N/A
                  Long-Term               consistent with the maintenance of        Company, LLP
                  Corporate Fund          principal and liquidity by investing in
                                          a diversified portfolio of investment
                                          grade corporate and Government bonds.
                  -----------------------------------------------------------------------------------------------------------
                  Vanguard                Seeks a high level of current income      Vanguard               N/A
                  Long-Term               consistent with the maintenance of
                  Treasury Fund           principal and liquidity by investing at
                                          least 85% of its total assets in
                                          long-term securities backed by the full
                                          faith and credit of the U.S. Government.
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY         AGSPC Science &         Seeks long-term growth of capital         VALIC                  T. Rowe Price
FUNDS             Technology              through investment primarily in the                              Associates, Inc.
                  Fund                    common stocks and equity-related
                                          securities of companies that are
                                          expected to benefit from the
                                          development, advancement and use of
                                          science and technology.
                  -----------------------------------------------------------------------------------------------------------
                  AGSPC Social            Seeks growth of capital through           VALIC                  N/A
                  Awareness               investment, primarily in common stocks,
                  Fund                    in companies which meet the social
                                          criteria established for the Fund.
-----------------------------------------------------------------------------------------------------------------------------
MONEY             AGSPC Money             Seeks liquidity, protection of capital    VALIC                  N/A
MARKET            Market                  and current income through investments
FUND              Fund                    in short-term money market instruments.
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------




A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.


SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's


To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

--------------------------------------------------------------------------------


administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
PAYOUT OPTIONS
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

                                                    DECEMBER 31, 1999          DECEMBER 31, 1998          DECEMBER 31, 1997
                                                 ------------------------   ------------------------   ------------------------
                                                  PURCHASE                   PURCHASE                   PURCHASE
                                                    UNITS       PURCHASE     UNITS IN      PURCHASE       UNITS       PURCHASE
                                                  IN FORCE     UNIT VALUE      FORCE      UNIT VALUE    IN FORCE     UNIT VALUE
                                                 -----------   ----------   -----------   ----------   -----------   ----------
AGSPC Growth Division 15.......................  460,108,285   $2.582249    494,997,997   $2.428587    453,172,490   $2.076503
AGSPC International Government Bond Division
 13............................................   90,136,603   $1.609098     97,473,851   $1.728006    111,480,591   $1.490645
AGSPC Money Market Division 6..................  233,940,123   $1.807351    147,547,688   $1.742617     84,182,521   $1.673590
AGSPC Science & Technology Division 17.........  517,699,561   $6,398997    418,601,069   $3.216190    397,842,959   $2.285739
AGSPC Social Awareness Division 12.............  136,226,993   $4.419383    114,382,494   $3.762308     81,577,104   $2.985333
AGSPC Stock Index Division 10..................  766,975,696   $5.696582    691,680,049   $4.772052    615,053,124   $3.753436
American Century Ultra Division 31.............  411,119,880   $2.359768    209,221,513   $1.685503     97,745,282   $1.265937
Dreyfus Founders Growth Division 30............  357,129,398   $2.196620    250,777,959   $1.595913    132,167,162   $1.289513
Neuberger Berman Guardian Trust Division 29....   40,241,067   $1.422424     45,261,146   $1.324970     35,406,663   $1.307438
Putnam Global Growth -- Class A Division 28....  181,916,991   $2.465895    101,468,260   $1.512865     49,548,732   $1.186775
Putnam New Opportunities -- Class A Division
 26............................................  386,064,440   $2.376261    280,523,297   $1.415175    143,395,066   $1.149453
Putnam OTC & Emerging Growth -- Class A
 Division 27...................................  170,725,977   $2.408872    129,463,792   $1.072660     99,785,041   $0.976262
Scudder Growth and Income Division 21..........  146,888,390   $1.584519    159,815,811   $1.507724     94,225,984   $1.436011
Templeton Foreign -- Class A Division 32.......  219,168,378   $1.479830    198,616,024   $1.069704    159,201,107   $1.135778
Vanguard Long-Term Corporate Division 22.......   49,616,245   $1.179657     44,122,646   $1.271278     17,371,407   $1.176649
Vanguard Long-Term Treasury Division 23........  110,102,115   $1.191635     86,673,300   $1.318263     20,041,920   $1.178938
Vanguard Wellington Division 25................  328,701,408   $1.528992    253,840,498   $1.482836    116,429,781   $1.340109
Vanguard Windsor II Division 24................  426,529,299   $1.566008    372,737,595   $1.683226    187,929,868   $1.464949

                                                    DECEMBER 31, 1996        JULY 1,
                                                 ------------------------     1996
                                                  PURCHASE                  PURCHASE
                                                    UNITS       PURCHASE      UNIT
                                                  IN FORCE     UNIT VALUE   VALUE(1)
                                                 -----------   ----------   ---------
AGSPC Growth Division 15.......................  366,272,509   $1.733324    $1.656467
AGSPC International Government Bond Division
 13............................................  112,601,593   $1.582230    $1.502160
AGSPC Money Market Division 6..................   75,124,095   $1.607212    $1.575923
AGSPC Science & Technology Division 17.........  315,809,646   $2.250471    $2.103343
AGSPC Social Awareness Division 12.............   46,574,016   $2.252673    $2.017275
AGSPC Stock Index Division 10..................  536,806,965   $2.848437    $2.564931
American Century Ultra Division 31.............   16,654,076   $1.039845    $1.000000
Dreyfus Founders Growth Division 30............   31,197,464   $1.029522    $1.000000
Neuberger Berman Guardian Trust Division 29....    8,211,592   $1.120770    $1.000000
Putnam Global Growth -- Class A Division 28....   16,648,600   $1.057690    $1.000000
Putnam New Opportunities -- Class A Division
 26............................................   53,001,699   $0.947573     1.000000
Putnam OTC & Emerging Growth -- Class A
 Division 27...................................   48,902,828   $0.894978    $1.000000
Scudder Growth and Income Division 21..........   16,524,046   $1.114950    $1.000000
Templeton Foreign -- Class A Division 32.......   36,671,828   $1.075896    $1.000000
Vanguard Long-Term Corporate Division 22.......    3,370,441   $1.047595    $1.000000
Vanguard Long-Term Treasury Division 23........    4,174,369   $1.048470    $1.000000
Vanguard Wellington Division 25................   22,866,634   $1.101584    $1.000000
Vanguard Windsor II Division 24................   37,292,761   $1.120855    $1.000000


------------

(1) Purchase Unit Value At Date Of Inception.


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2
Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A
When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

MUTUAL FUND OR FUND --

the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS

American General Distributors, Inc., (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all eighteen Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These Mutual Funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser and, for 2 of such funds, have one of the following sub-advisers:
  Wellington Management Company, LLP and T. Rowe Price Associates, Inc.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Dreyfus Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser. The Funds were formerly known as Founders Funds, Inc.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twelve of the Mutual Funds are also available to the general public.


Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC.



The Distributor's

address is
2929 Allen Parkway,
Houston, Texas 77019.


For more information

about the Distributor,
see "Distribution of
Variable Annuity Contracts"
in the Statement of
Additional Information

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 21 investment options offered in Portfolio Director 2. This includes 3 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 21 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


Fixed Account Options

The Fixed Account Plus and the Short Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:


  Value of Your Fixed Account Options*

= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
-------

* This value may be subject to a market value adjustment under the MVA Option.


Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been

--------------------------------------------------------------------------------

surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)
Multi-Year
 Enhanced        Up to 100%    At any time  Withdrawals or
 Fixed                                      Transfers
 Account(3):                                subject to
                                            market value
                                            adjustment if
                                            prior to the end
                                            of an MVA term.
                                            Each MVA Band
                                            will require a
                                            minimum transfer
                                            amount as
                                            described in the
                                            Contract.(4)


---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.


(4) The minimum transfer amount may be changed from time to time by the Company.



From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Account or to other investment options.


DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.


Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;
- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.



The surrender charge may also be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.


SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is

--------------------------------------------------------------------------------

our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or

--------------------------------------------------------------------------------

waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.



MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your contract for additional information on the MVA Option.


PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

--------------------------------------------------------------------------------

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

--------------------------------------------------------------------------------

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to contract forms other than Portfolio Director and Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

--------------------------------------------------------------------------------

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

--------------------------------------------------------------------------------

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period, not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS


It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.


DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (MINUS)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (MINUS)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (PLUS)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

- Receive the present value of any remaining payments in a lump sum; or

- Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

- Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be.
Also, a Contingent Contract
Owner may be designated.


FIXED ACCOUNT OPTIONS -- a

particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus, Short-Term
Fixed Account and
Multi-Year Enhanced
Fixed Account. Each
option of this type is
guaranteed to earn at least
a minimum rate of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

Standard Average Annual Total Return


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total
Return

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

Cumulative Total Return


Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different
Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market Division

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.31%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.40%.


Divisions Other Than The AGSPC Money Market Division

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.

The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS      1 YEAR
                     -----------------                        ---------    ---------    --------    -------      ------
AGSPC Growth (Division 15)..................................  07/11/94       19.76%         --       20.29%        1.49%
AGSPC International Government Bond (Division 13)...........  10/01/91        5.86          --        3.40       (11.11)
AGSPC Money Market (Division 6).............................  01/16/86          --        3.76%       3.15        (1.00)
AGSPC Science & Technology (Division 17)....................  07/11/94       41.63          --       38.31        93.87
AGSPC Social Awareness (Division 12)........................  10/02/89          --       15.82       26.60        12.41
AGSPC Stock Index (Division 10).............................  04/20/87          --       16.40       26.53        14.32
American Century Ultra (Division 31)........................  07/01/96       26.94          --          --        34.94
Dreyfus Founders Growth (Division 30).......................  07/01/96       24.31          --          --        32.57
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96        9.40          --          --         2.48
Putnam Global Growth -- Class A (Division 28)...............  07/01/96       28.58          --          --        57.92
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96       27.20          --          --        62.83
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96       27.71          --          --       119.46
Scudder Growth and Income (Division 21)(1)..................  07/01/96       12.94          --          --         0.32
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/96       10.69          --          --        33.27
Vanguard Long-Term Corporate (Division 22)**................  07/01/96        3.48          --          --       (11.43)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96        3.79          --          --       (13.71)
Vanguard Wellington (Division 25)...........................  07/01/96       11.76          --          --        (1.57)
Vanguard Windsor II (Division 24)...........................  07/01/96       12.55          --          --       (11.19)


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.
 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.


(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS      1 YEAR
                     -----------------                        ---------    ---------    --------    -------      ------
AGSPC Growth (Division 15)..................................  04/29/94         18.13%         --       20.29%       1.49%
AGSPC Science & Technology (Division 17)....................  04/29/94         38.64          --       38.31       93.87
American Century Ultra (Division 31)........................  11/02/81            --       23.04%      27.84       34.94
Dreyfus Founders Growth (Division 30).......................  01/05/62            --       18.78       28.37       32.57
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93         12.00          --       13.41        2.48
Putnam Global Growth -- Class A (Division 28)...............  09/01/67            --       15.02       24.55       57.92
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90         30.69          --       31.43       62.83
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82            --       22.90       33.49      119.46
Scudder Growth and Income (Division 21)(1)..................  11/13/84            --       12.92       16.69        0.32
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/82            --       10.16       11.34       33.27
Vanguard Long-Term Corporate (Division 22)**................  07/09/73            --        7.12        6.04      (11.43)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86            --        6.70        6.35      (13.71)
Vanguard Wellington (Division 25)...........................  07/01/29            --       11.07       15.24       (1.57)
Vanguard Windsor II (Division 24)...........................  06/24/85            --       12.31       18.02      (11.19)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.
 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.


(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  07/11/94      19.84%        --      20.85%     6.33%
AGSPC International Government Bond
  (Division 13).............................................  10/01/91       5.94         --       4.34     (6.88)
AGSPC Money Market (Division 6).............................  01/16/86         --       3.83%      4.09      3.71
AGSPC Science & Technology (Division 17)....................  07/11/94      41.71         --      38.68     98.96
AGSPC Social Awareness (Division 12)........................  10/02/89         --      15.91      27.07     17.46
AGSPC Stock Index (Division 10).............................  04/20/87         --      16.48      27.00     19.37
American Century Ultra (Division 31)........................  07/01/96      27.80         --         --     40.00
Dreyfus Founders Growth (Division 30).......................  07/01/96      25.21         --         --     37.64
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      10.59         --         --      7.36
Putnam Global Growth -- Class A (Division 28)...............  07/01/96      29.42         --         --     63.00
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96      28.06         --         --     67.91
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96      28.56         --         --    124.57
Scudder Growth and Income (Division 21)(1)..................  07/01/96      14.05         --         --      5.09
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/96      11.85         --         --     38.34
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       4.83         --         --     (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       5.14         --         --     (9.61)
Vanguard Wellington (Division 25)...........................  07/01/96      12.90         --         --      3.11
Vanguard Windsor II (Division 24)...........................  07/01/96      13.67         --         --     (6.96)


---------------

  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.
 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.


(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE IV

                          AVERAGE ANNUAL TOTAL RETURN
         WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.21%        --      20.85%     6.33%
AGSPC Science & Technology (Division 17)....................  04/29/94      38.73         --      38.68     98.96
American Century Ultra (Division 31)........................  11/02/81         --      23.11%     28.30     40.00
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      18.86      28.83     37.64
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.08         --      14.09      7.36
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.11      25.05     63.00
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      30.75         --      31.85     67.91
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      22.98      33.89    124.57
Scudder Growth and Income (Division 21)(1)..................  11/13/84         --      13.00      17.30      5.09
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/82         --      10.24      12.06     38.34
Vanguard Long-Term Corporate (Division 22)**................  07/09/73         --       7.20       6.89     (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86         --       6.78       7.20     (9.61)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.15      15.89      3.11
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.39      18.62     (6.96)


---------------

Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.
 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.


(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  07/11/94     169.15%         --    157.75%     6.33%
AGSPC International Government Bond (Division 13)...........  10/01/91      60.91          --     23.65     (6.88)
AGSPC Money Market (Division 6).............................  01/16/86         --       45.68%    22.19      3.71
AGSPC Science & Technology (Division 17)....................  07/11/94     573.27          --    412.86     98.96
AGSPC Social Awareness (Division 12)........................  10/02/89         --      337.56    231.31     17.46
AGSPC Stock Index (Division 10).............................  04/20/87         --      359.85    230.40     19.37
American Century Ultra (Division 31)........................  07/01/96     135.98          --        --     40.00
Dreyfus Founders Growth (Division 30).......................  07/01/96     119.66          --        --     37.64
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      42.24          --        --      7.36
Putnam Global Growth -- Class A (Division 28)...............  07/01/96     146.59          --        --     63.00
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96     137.63          --        --     67.91
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96     140.89          --        --    124.57
Scudder Growth and Income (Division 21)(1)..................  07/01/96      58.45          --        --      5.09
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/96      47.98          --        --     38.34
Vanguard Long-Term Corporate (Division 22)**................  07/01/96      17.97          --        --     (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96      19.16          --        --     (9.61)
Vanguard Wellington (Division 25)...........................  07/01/96      52.90          --        --      3.11
Vanguard Windsor II (Division 24)...........................  07/01/96      56.60          --        --     (6.96)


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.


 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.


(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      158.22%        --    157.75%     6.33%
AGSPC Science & Technology (Division 17)....................  04/29/94      539.90         --    412.86     98.96
American Century Ultra (Division 31)........................  11/02/81          --     699.41%   247.59     40.00
Dreyfus Founders Growth (Division 30).......................  01/05/62          --     462.89    254.82     37.64
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      107.76         --     93.30      7.36
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --     308.51    205.77     63.00
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90    1,120.17         --    298.49     67.91
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82          --     691.25    330.28    124.57
Scudder Growth and Income (Division 21)(1)..................  11/13/84          --     239.54    122.11      5.09
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/82          --     165.20     76.74     38.34
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --     100.51     39.56     (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --      92.73     41.56     (9.61)
Vanguard Wellington (Division 25)...........................  07/01/29          --     187.81    109.00      3.11
Vanguard Windsor II (Division 24)...........................  06/24/85          --     221.49    134.82     (6.96)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.


(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------
FUND AND DIVISION                      1999        1998        1997        1996        1995
-----------------------------------   -------     -------     -------     -------     -------
AGSPC Growth (Division 15)(1)......      6.33%      16.96%      19.80%      18.18%      46.40%
AGSPC International Government Bond
 (Division 13)(1)..................     (6.88)      15.92       (5.79)       3.36       17.63
AGSPC Money Market (Division
 6)(1).............................      3.71        4.12        4.13        3.97        4.51
AGSPC Science & Technology
 (Division 17)(1)..................     98.96       40.71        1.57       12.68       60.07
AGSPC Social Awareness (Division
 12)(1)............................     17.46       26.03       32.52       22.75       37.57
AGSPC Stock Index (Division
 10)(1)............................     19.37       27.14       31.77       21.53       35.95
American Century Ultra (Division
 31)...............................     40.00       33.14       21.74        3.99          --
Dreyfus Founders Growth (Division
 30)...............................     37.64       23.76       25.25        2.95          --
Neuberger Berman Guardian Trust
 (Division 29).....................      7.36        1.34       16.66       12.08          --
Putnam Global Growth -- Class A
 (Division 28).....................     63.00       27.48       12.20        5.77          --
Putnam New Opportunities -- Class A
 (Division 26).....................     67.91       23.12       21.31       (5.24)         --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    124.57        9.87        9.08      (10.50)         --
Scudder Growth and Income (Division
 21)(2)............................      5.09        4.99       28.80       11.50          --
Templeton Foreign -- Class A
 (Division 32)(3)..................     38.34       (5.82)       5.57        7.59          --
Vanguard Long-Term Corporate
 (Division 22)***..................     (7.21)       8.04       12.32        4.76          --
Vanguard Long-Term Treasury
 (Division 23)***..................     (9.61)      11.82       12.44        4.85          --
Vanguard Wellington (Division
 25)...............................      3.11       10.65       21.65       10.16          --
Vanguard Windsor II (Division
 24)...............................     (6.96)      14.90       30.70       12.09          --

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------
FUND AND DIVISION                     1994         1993        1992        1991        1990
-----------------------------------   ------      -------     -------     -------     -------
AGSPC Growth (Division 15)(1)......     4.42%          --          --          --          --
AGSPC International Government Bond
 (Division 13)(1)..................     3.42        13.08%       2.05%       9.05%         --
AGSPC Money Market (Division
 6)(1).............................     2.77         1.67        2.22        4.49        6.83%
AGSPC Science & Technology
 (Division 17)(1)..................    31.28           --          --          --          --
AGSPC Social Awareness (Division
 12)(1)............................    (2.42)        6.84        2.31       26.63       (2.21)
AGSPC Stock Index (Division
 10)(1)............................    (0.30)        8.78        5.58       27.70       (4.83)
American Century Ultra (Division
 31)...............................       --           --          --          --          --
Dreyfus Founders Growth (Division
 30)...............................       --           --          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................       --           --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................       --           --          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................       --           --          --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...       --           --          --          --          --
Scudder Growth and Income (Division
 21)(2)............................       --           --          --          --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................       --           --          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................       --           --          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................       --           --          --          --          --
Vanguard Wellington (Division
 25)...............................       --           --          --          --          --
Vanguard Windsor II (Division
 24)...............................       --           --          --          --          --


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
FUND AND DIVISION                     1999        1998        1997        1996        1995
-----------------------------------   ------      ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......   169.15%     153.13%     116.44%      80.67%      52.87%
AGSPC International Government Bond
 (Division 13)(1)..................    60.91       72.80       49.06       58.22       53.08
AGSPC Money Market (Division
 6)(1).............................    45.68       40.47       34.90       29.55       24.60
AGSPC Science & Technology
 (Division 17)(1)..................   573.27      238.39      140.50      136.78      110.13
AGSPC Social Awareness (Division
 12)(1)............................   337.56      272.50      195.58      123.04       81.69
AGSPC Stock Index (Division
 10)(1)............................   359.85      285.22      202.99      129.94       89.21
American Century Ultra (Division
 31)...............................   135.98       68.55       26.59        3.99          --
Dreyfus Founders Growth (Division
 30)...............................   119.66       59.59       28.95        2.95          --
Neuberger Berman Guardian Trust
 (Division 29).....................    42.24       32.50       30.75       12.08          --
Putnam Global Growth -- Class A
 (Division 28).....................   146.59       51.29       18.68        5.77          --
Putnam New Opportunities -- Class A
 (Division 26).....................   137.63       41.52       14.95       (5.24)         --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...   140.89        7.27       (2.37)     (10.50)         --
Scudder Growth and Income (Division
 21)(2)............................    58.45       50.77       43.60       11.50          --
Templeton Foreign -- Class A
 (Division 32)(3)..................    47.98        6.97       13.58        7.59          --
Vanguard Long-Term Corporate
 (Division 22)***..................    17.97       27.13       17.67        4.76          --
Vanguard Long-Term Treasury
 (Division 23)***..................    19.16       31.83       17.89        4.85          --
Vanguard Wellington (Division
 25)...............................    52.90       48.28       34.01       10.16          --
Vanguard Windsor II (Division
 24)...............................    56.60       68.32       46.50       12.09          --

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
FUND AND DIVISION                     1994      1993        1992        1991        1990
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......    4.42%        --          --          --
AGSPC International Government Bond
 (Division 13)(1)..................   30.14      25.83%      11.28%       9.05%         --
AGSPC Money Market (Division
 6)(1).............................   19.23      16.02       14.11       11.63        6.83%
AGSPC Science & Technology
 (Division 17)(1)..................   31.28         --          --          --          --
AGSPC Social Awareness (Division
 12)(1)............................   32.07      35.34       26.68       23.82       (2.21)
AGSPC Stock Index (Division
 10)(1)............................   39.18      39.60       28.33       21.54       (4.83)
American Century Ultra (Division
 31)...............................      --         --          --          --          --
Dreyfus Founders Growth (Division
 30)...............................      --         --          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................      --         --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................      --         --          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................      --         --          --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...      --         --          --          --          --
Scudder Growth and Income (Division
 21)(2)............................      --         --          --          --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................      --         --          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................      --         --          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................      --         --          --          --          --
Vanguard Wellington (Division
 25)...............................      --         --          --          --          --
Vanguard Windsor II (Division
 24)...............................      --         --          --          --          --


------------

  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.

 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.

*** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) For periods prior to 1996, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for a stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director 2 other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on July 1, 1996.


(2) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(3) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                      TABLE VIII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------
FUND AND DIVISION***                   1999       1998        1997        1996        1995
-----------------------------------   -------     ------      ------      ------      ------
AGSPC Growth (Division 15).........      6.33%     16.96%      19.80%      18.18%      46.40%
AGSPC Science & Technology
 (Division 17).....................     98.96      40.71        1.57       12.68       60.07
American Century Ultra (Division
 31)...............................     40.00      33.14       21.74       12.43       36.23
Dreyfus Founders Growth (Division
 30)...............................     37.64      23.76       25.25       15.35       44.15
Neuberger Berman Guardian Trust
 (Division 29).....................      7.36       1.34       16.66       16.54       30.69
Putnam Global Growth -- Class A
 (Division 28).....................     63.00      27.48       12.20       15.37       13.68
Putnam New Opportunities -- Class A
 (Division 26).....................     67.91      23.12       21.31        9.70       44.87
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    124.57       9.87        9.08        3.53       54.45
Scudder Growth and Income (Division
 21)(1)............................      5.09       4.99       28.80       20.63       29.58
Templeton Foreign -- Class A
 (Division 32)(2)..................     38.34      (5.82)       5.57       16.74       10.07
Vanguard Long-Term Corporate
 (Division 22)****.................     (7.21)      8.04       12.32       (0.72)      24.86
Vanguard Long-Term Treasury
 (Division 23)****.................     (9.61)     11.82       12.44       (3.08)      28.51
Vanguard Wellington (Division
 25)...............................      3.11      10.65       21.65       14.69       31.30
Vanguard Windsor II (Division
 24)...............................     (6.96)     14.90       30.70       22.56       37.14

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     ------------------------------------------------------
FUND AND DIVISION***                  1994      1993        1992        1991        1990
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).........    0.18%        --          --          --          --
AGSPC Science & Technology
 (Division 17).....................   24.77         --          --          --          --
American Century Ultra (Division
 31)...............................   (4.62)     20.54%       0.20%      84.49%       8.21%
Dreyfus Founders Growth (Division
 30)...............................   (4.29)     24.30        3.21       45.94      (11.48)
Neuberger Berman Guardian Trust
 (Division 29).....................    0.53       6.92          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................   (1.84)     30.56       (0.76)      16.81      (10.11)
Putnam New Opportunities -- Class A
 (Division 26).....................    2.29      31.40       24.37       65.93       10.41
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    1.22      30.77       11.58       39.47      (10.75)
Scudder Growth and Income (Division
 21)(1)............................    1.33      14.17        8.22       26.60       (3.55)
Templeton Foreign -- Class A
 (Division 32)(2)..................   (0.62)     35.48       (0.89)      17.10       (3.95)
Vanguard Long-Term Corporate
 (Division 22)****.................   (6.47)     13.08        8.41       19.42        4.90
Vanguard Long-Term Treasury
 (Division 23)****.................   (8.17)     15.36        6.09       15.98        4.48
Vanguard Wellington (Division
 25)...............................   (1.71)     12.12        6.58       22.13       (4.01)
Vanguard Windsor II (Division
 24)...............................   (2.38)     12.21       10.59       27.11      (11.10)


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
FUND AND DIVISION***                   1999       1998        1997        1996        1995
-----------------------------------  --------     ------      ------      ------      ------
AGSPC Growth (Division 15).........    158.22%    142.86%     107.65%      73.33%      46.67%
AGSPC Science & Technology
 (Division 17).....................    539.90     221.62      128.57      125.05       99.72
American Century Ultra (Division
 31)...............................    699.41     470.99      328.86      252.27      213.32
Dreyfus Founders Growth (Division
 30)...............................    462.89     308.96      230.44      163.82      128.71
Neuberger Berman Guardian Trust
 (Division 29).....................    107.76      93.53       90.97       63.70       40.47
Putnam Global Growth -- Class A
 (Division 28).....................    308.51     150.63       96.60       75.22       51.88
Putnam New Opportunities -- Class A
 (Division 26).....................  1,120.17     626.67      490.23      386.56      343.54
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    691.25     252.34      220.68      193.98      183.97
Scudder Growth and Income (Division
 21)(1)............................    239.54     223.08      207.72      138.92       98.06
Templeton Foreign -- Class A
 (Division 32)(2)..................    165.20      91.70      103.54       92.81       65.16
Vanguard Long-Term Corporate
 (Division 22)****.................    100.51     116.08      100.00       78.06       79.36
Vanguard Long-Term Treasury
 (Division 23)****.................     92.73     113.21       90.67       69.57       74.96
Vanguard Wellington (Division
 25)...............................    187.81     179.12      152.26      107.36       80.80
Vanguard Windsor II (Division
 24)...............................    221.49     245.55      200.74      130.10       87.74

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
FUND AND DIVISION***                  1994      1993        1992        1991        1990
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).........    0.18%        --          --          --          --
AGSPC Science & Technology
 (Division 17).....................   24.77         --          --          --          --
American Century Ultra (Division
 31)...............................  129.99     141.14%     100.05%      99.65%       8.22%
Dreyfus Founders Growth (Division
 30)...............................   58.64      65.76       33.35       29.19      (11.48)
Neuberger Berman Guardian Trust
 (Division 29).....................    7.48       6.92          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................   33.60      36.09        4.24        5.03      (10.09)
Putnam New Opportunities -- Class A
 (Division 26).....................  206.20     199.32      127.80       83.17       10.41
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...   83.89      81.65       38.92       24.51      (10.72)
Scudder Growth and Income (Division
 21)(1)............................   52.87      50.86       32.13       22.12       (3.53)
Templeton Foreign -- Class A
 (Division 32)(2)..................   50.05      51.01       11.47       12.47       (3.96)
Vanguard Long-Term Corporate
 (Division 22)****.................   43.67      53.59       35.82       25.27        4.90
Vanguard Long-Term Treasury
 (Division 23)****.................   36.15      48.28       28.55       21.18        4.48
Vanguard Wellington (Division
 25)...............................   37.71      40.11       24.96       17.24       (4.00)
Vanguard Windsor II (Division
 24)...............................   36.91      40.25       25.00       13.01      (11.09)


------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


   * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.

  ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.

 *** The Tables reflect actual historical performance of the related Separate
     Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

**** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


 (1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



 (2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this Fund at net asset value and without sales charges general applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.


VALIC SEPARATE ACCOUNT A -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Options you have selected.

--------------------------------------------------------------------------------

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.
DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.


FEDERAL TAX MATTERS

--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing

--------------------------------------------------------------------------------

retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.


It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

--------------------------------------------------------------------------------

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                             TAX-FAVORED       CONVENTIONAL
                             RETIREMENT          SAVINGS
                               PROGRAM           ACCOUNT
                             -----------       ------------
Annual amount available for
  savings before federal
  taxes....................    $2,500             $2,500
Current federal income tax
  due on Purchase
  Payments.................         0               (700)
Net retirement plan
  Purchase Payments........    $2,500             $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

    Participant/Contract Owner Name:
    ------------------------------------------------------------------------
    Social Security Number:
    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer
Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    3
    Marketing Information...........................    3
    Endorsements and Published Ratings..............    4
Types of Variable Annuity Contracts.................    5
Federal Tax Matters.................................    5
    Tax Consequences of Purchase Payments...........    5
    Tax Consequences of Distributions...............    7
    Special Tax Consequences -- Early
      Distribution..................................    8
    Special Tax Consequences -- Required
      Distributions.................................    9
    Tax Free Rollovers, Transfers and Exchanges.....   10
Exchange Privilege..................................   10
    Exchanges From Portfolio Director...............   11
    Exchanges From Independence Plus Contracts......   11
    Exchanges From V-Plan Contracts.................   12
    Exchanges From SA-1 and SA-2 Contracts..........   13
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   16
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total
      Surrender.....................................   18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    AGSPC Money Market Division Yields..............   19
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   19
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   19
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   20
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   20
    Standardized Yield for Bond Fund Divisions......   20
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   20
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   20
    Calculation of Average Annual Total Return......   21
    Calculation of MVA Option.......................   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   22
    Performance Compared to Market Indices..........   22
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   24



                                                      PAGE
                                                      ----

    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   24
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   25
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   25
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   26
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   26
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   27
    Dreyfus Founders Growth Division Thirty Compared
      to S&P 500 Index..............................   28
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   28
    Putnam Global Growth -- Class A Division Twenty-
      eight Compared to MCSI All Country World Free
      Index and S&P 500 Index.......................   29
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   30
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   30
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   31
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   31
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Lehman Long Term Corporate AA or
      Better Bond Index.............................   32
    Vanguard Long-Term Treasury Division
      Twenty-three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   32
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   33
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   34
Payout Payments.....................................   35
    Assumed Investment Rate.........................   35
    Amount of Payout Payments.......................   35
    Payout Unit Value...............................   35
    Illustration of Calculation of Payout Unit
      Value.........................................   36
    Illustration of Payout Payments.................   36
Distribution of Variable Annuity Contracts..........   37
Experts.............................................   37
Comments on Financial Statements....................   37

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................


                          PORTFOLIO DIRECTOR CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).



                             (Please Print or Type)



Name: ----------------------------------------------------   G.A. # ---------------------------------------------------
Address: --------------------------------------------------  Policy # --------------------------------------------------
-----------------------------------------------------------
Social Security Number: --------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


                                  [VALIC LOGO]

                                 PRINTED MATTER

                      PRINTED IN U.S.A.  VA 9875  REV 5/00

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

[Momento Photo]


                              PORTFOLIO DIRECTOR 2

                                  SEPARATE ACCOUNT A
                                  FOR SERIES 2.1.20-2.12.20

                              Prospectus
                              May 1, 2000

                              Units of Interest Under Group and
                              Individual Variable Annuity Contracts
                              Portfolio Director 2


                                         VALIC
                                            AN AMERICAN
                                               GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS



SUPPLEMENT ISSUED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000



The Variable Annuity Life Insurance Company (the "Company") filed an application with the Securities and Exchange Commission ("SEC") as of March 31, 2000 requesting an order allowing the Company to replace the shares of American General Domestic Bond Fund of American General Series Portfolio Company 3 ("AGSPC 3"), T. Rowe Price Small-Cap Stock Fund, Dreyfus Variable Investment Fund -- Small Cap Portfolio, Scudder Growth and Income Fund, Neuberger Berman Guardian Trust and Dreyfus Founders Growth Fund, each of which is a Variable Investment Option currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General Series Portfolio Company ("AGSPC").



The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Substitute Series will have substantially the same investment objective, practices and restrictions as the Replaced Series. In the case of Dreyfus Variable Investment Fund -- Small Cap Portfolio and T. Rowe Price Small-Cap Stock Fund, Inc., the Substitute Series will have two sub-advisers, one of which is the Replaced Series' current investment adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced Series' current investment adviser, Founders Asset Management LLC, as its sub-adviser. In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.



The proposed substitutions and respective sub-advisers are:



REPLACED SERIES                                         SUBSTITUTE SERIES
Dreyfus Variable Investment Fund --
Small-Cap Portfolio                             --      AGSPC American General Select Small-Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
T. Rowe Price Small-Cap Stock Fund, Inc.        --      AGSPC American General Select Small Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
Scudder Growth and Income Fund                  --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Neuberger Berman Guardian Trust                 --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Dreyfus Founders Growth Fund                    --      AGSPC American General Founders Growth Fund (Founders
                                                        Asset Management LLC)
AGSPC 3 American General Domestic Bond Fund     --      AGSPC 3 American General Core Bond Fund (American
                                                        General Investment Management, L.P.)


--------------------------------------------------------------------------------


You should note that:



- No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the substitutions.



- The elections you have on file for allocating your account value, premium payments and deductions will remain unchanged until you direct us otherwise.



- You will not bear any expenses relating to the substitutions.



- Although for two of the substitutions (Dreyfus Variable Investment
  Fund -- Small Cap Portfolio and Scudder Growth and Income Fund) total contract holder expenses are expected to be slightly higher for the Replaced Series, the substitutions will result in a change to a sub-adviser with a superior performance record.



- On the effective date of the substitution, your account value in the Variable Account Option will be the same as before the substitution.



- The substitution will have no tax consequences for you.



The Company expects to complete the substitutions before October 2000. The newly created series of AGSPC will commence operations at the time of the substitutions. Completion of the substitutions is conditioned upon obtaining the approval of the SEC and state insurance authorities, if applicable. Of course, you may transfer amounts in your Contract among the Variable Investment Options and Fixed Options, as usual. The substitutions will not be treated as a transfer for purposes of the transfer provisions of your Contract. In addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.



We will send you a prospectus for AGSPC 3 and the new series of AGSPC, and notice of the actual date of the substitutions, after we receive SEC approval. You will receive confirmation when the substitution is complete.



Should you have any questions, you may contact us at 1-800-448-2542 (selection
1).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1.20 TO 2.12.20                                         May 1, 2000


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director 2 that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 Series 2.1.20 to 2.12.20 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer sponsored retirement plans as well as for certain after-tax arrangements that are not part of an employer's plan. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only.


Portfolio Director 2 permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:



FIXED ACCOUNT OPTIONS:    Fixed Account Plus

                      Short-Term Fixed Account

                      Multi-Year Enhanced Fixed Account*



VARIABLE ACCOUNT OPTIONS**



American General Series Portfolio     Dreyfus Founders Funds, Inc.:            Templeton Funds, Inc.:
 Company (AGSPC):                     Dreyfus Founders Growth Fund             Templeton Foreign Fund --     Class
  Growth Fund                                                                  A
  International Government Bond Fund  Neuberger Berman Management Inc.:
  Money Market Fund                   Neuberger Berman Guardian Trust          The Vanguard Group, Inc.:
  Science & Technology Fund                                                    Vanguard Long-Term
  Social Awareness Fund               Putnam Investments:                          Corporate Fund
  Stock Index Fund                    Putnam Global Growth Fund --     Class   Vanguard Long-Term
                                      A Shares                                     Treasury Fund
American Century Investment           Putnam New Opportunities Fund --         Vanguard Wellington Fund
  Management, Inc.:                       Class A Shares                       Vanguard Windsor II Fund
  American Century Ultra Fund         Putnam OTC & Emerging Growth
                                          Fund -- Class A Shares
                                      Scudder Kemper Investments, Inc.:
                                      Scudder Growth and Income Fund



 * Available approximately May 22, 2000, subject to state approval.


** Each of these mutual funds is publicly available except for the six AGSPC Funds.

--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                 PAGE
                                                 ----
ABOUT THE PROSPECTUS...........................     1
FEE TABLE......................................     2
SUMMARY........................................     5
SELECTED PURCHASE UNIT DATA....................     9
GENERAL INFORMATION............................    10
     About Portfolio Director 2................    10
     About VALIC...............................    10
     About VALIC Separate Account A............    10
     Units of Interests........................    11
     Distribution of the Contracts.............    11
VARIABLE ACCOUNT OPTIONS.......................    11
PURCHASE PERIOD................................    12
     Purchase Payments.........................    12
     Purchase Units............................    12
     Calculation of Purchase Unit Value........    13
     Choosing Investment Options...............    13
          Fixed Account Options................    13
          Variable Account Options.............    13
     Stopping Purchase Payments................    14
TRANSFERS BETWEEN INVESTMENT OPTIONS...........    14
     During the Purchase Period................    14
     During the Payout Period..................    15
     Communicating Transfer or Reallocation
       Instructions............................    15
     Effective Date of Transfer................    15
     Market Timing.............................    15
FEES AND CHARGES...............................    16
     Account Maintenance Fee...................    16
     Surrender Charge..........................    16
          Amount of Surrender Charge...........    16
          10% Free Withdrawal..................    16
          Exceptions to Surrender Charge.......    16
     Premium Tax Charge........................    17
     Separate Account Charges..................    17
     Fund Annual Expense Charges...............    18
     Other Tax Charges.........................    18
     Reduction or Waiver of Account Maintenance
       Fee, Surrender, Mortality and Expense
       Risk Fee or Administration and
       Distribution Fee Charges................    18
     Separate Account Expense Reimbursement....    19
     Market Value Adjustment...................    19
PAYOUT PERIOD..................................    19
     Fixed Payout..............................    19
     Variable Payout...........................    19
     Combination Fixed and Variable Payout.....    20
     Payout Date...............................    20
     Payout Options............................    20
     Enhancements to Payout Options............    21
     Payout Information........................    21
SURRENDER OF ACCOUNT VALUE.....................    21
     When Surrenders Are Allowed...............    21
     Amount That May Be Surrendered............    21
     Surrender Restrictions....................    21
     Partial Surrenders........................    22
     Systematic Withdrawals....................    22
     Distributions Required by Federal Tax
       Law.....................................    22
EXCHANGE PRIVILEGE.............................    23
     Restrictions on Exchange Privilege........    23
     Taxes and Conversion Costs................    23
     Surrender Charges.........................    23



                                                 PAGE
                                                 ----
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2..............................    23
     Exchange Offer for Portfolio Director and
       Portfolio Director 2....................    24
     Comparison of Contracts...................    24
     Features of Portfolio Director 2..........    24
     Agents' and Managers' Retirement Plan
       Exchange Offer..........................    24
DEATH BENEFITS.................................    25
     Beneficiary Information...................    25
     Special Information for Individual Non-Tax
       Qualified Contracts.....................    26
     During the Purchase Period................    26
          Interest Guaranteed Death Benefit....    26
          Standard Death Benefit...............    26
     During the Payout Period..................    27
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS...................    27
     Types of Investment Performance
       Information Advertised..................    27
       Total Return Performance Information....    27
       Standard Average Annual Total Return....    27
       Nonstandard Average Annual Total
       Return..................................    28
       Cumulative Total Return.................    28
       Annual Change in Purchase Unit Value....    28
       Cumulative Change in Purchase Unit
          Value................................    28
       Total Return Based on Different
          Investment Amounts...................    28
       An Assumed Account Value of $10,000.....    28
     Yield Performance Information.............    28
       AGSPC Money Market Division.............    28
       Divisions Other Than The AGSPC Money
          Market Division......................    29
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in Purchase
       Unit Value Tables.......................    29
OTHER CONTRACT FEATURES........................    35
     Changes That May Not Be Made..............    35
     Change of Beneficiary.....................    35
     Contingent Owner..........................    35
     Cancellation -- The 20 Day "Free Look"....    35
     We Reserve Certain Rights.................    35
     Relationship to Employer's Plan...........    35
VOTING RIGHTS..................................    35
     Who May Give Voting Instructions..........    35
     Determination of Fund Shares Attributable
       to Your Account.........................    36
       During Purchase Period..................    36
       During Payout Period or after a Death
          Benefit Has Been Paid................    36
     How Fund Shares Are Voted.................    36
FEDERAL TAX MATTERS............................    36
     Type of Plans.............................    36
     Tax Consequences in General...............    37
     Effect of Tax-Deferred Accumulations......    37

YEAR 2000......................................    39


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        14
Annuitant                            25
Assumed Investment Rate              19
Beneficiary                          25
Contract Owner                       26
Divisions                            27
Fixed Account Options                26
Home Office                          14
Mutual Fund or Fund                  10
Participant                          01
Participant Year                     16
Payout Period                        15
Payout Unit                          19
Purchase Payments                 12,27
Purchase Period                      14
Purchase Unit                     12,13
VALIC Separate Account A             35
Variable Account Options             26


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                  MORTALITY     ADMINISTRATION     SEPARATE
                                     AND             AND            ACCOUNT         TOTAL
                                 EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
             FUND                   FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
             ----                ------------   --------------   -------------   -----------
AGSPC Growth Fund                    0.25%           0.55%              --          0.80%
AGSPC International Government
  Bond Fund                          0.25            0.55               --          0.80
AGSPC Money Market Fund              0.25            0.55               --          0.80
AGSPC Science & Technology Fund      0.25            0.55               --          0.80
AGSPC Social Awareness Fund          0.25            0.55               --          0.80
AGSPC Stock Index Fund               0.25            0.55               --          0.80
American Century Ultra Fund(4)       0.25            0.80            (0.21%)        0.84
Dreyfus Founders Growth Fund(4)      0.25            0.80            (0.25)         0.80
Neuberger Berman Guardian Trust
  Fund(4)                            0.25            0.80            (0.25)         0.80
Putnam Global Growth Fund --
  Class A Shares(4)                  0.25            0.80            (0.25)         0.80
Putnam New Opportunities
  Fund -- Class A Shares(4)          0.25            0.80            (0.25)         0.80
Putnam OTC & Emerging Growth
  Fund -- Class A Shares(4)          0.25            0.80            (0.25)         0.80
Scudder Growth and Income
  Fund(4)                            0.25            0.80            (0.25)         0.80
Templeton Foreign Fund -- Class
  A(4)                               0.25            0.80            (0.25)         0.80
Vanguard Long-Term Corporate
  Fund(5)                            0.25            0.80           (0.25)          0.80
Vanguard Long-Term Treasury
  Fund(5)                            0.25            0.80           (0.25)          0.80
Vanguard Wellington Fund             0.25            0.80               --          1.05
Vanguard Windsor II Fund             0.25            0.80               --          1.05


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                        MANAGEMENT   12B-1       OTHER      TOTAL FUND
                 FUND                      FEES      FEES     EXPENSES(6)    EXPENSES
                 ----                   ----------   -----    -----------   ----------
AGSPC Growth Fund                          0.80%       --        0.06%         0.86%
AGSPC International Government Bond
  Fund                                     0.50        --        0.07          0.57
AGSPC Money Market Fund                    0.50        --        0.07          0.57
AGSPC Science & Technology Fund            0.90        --        0.06          0.96
AGSPC Social Awareness Fund                0.50        --        0.07          0.57
AGSPC Stock Index Fund                     0.26        --        0.06          0.32
American Century Ultra Fund(8)             1.00        --          --          1.00
Dreyfus Founders Growth Fund(8)            0.67      0.25%       0.16          1.08
Neuberger Berman Guardian Trust
  Fund(7)(8)                               0.84        --        0.04          0.88
Putnam Global Growth Fund -- Class A
  Shares                                   0.63      0.25        0.22          1.10
Putnam New Opportunities Fund -- Class
  A Shares                                 0.48      0.25        0.20          0.93
Putnam OTC & Emerging Growth
  Fund -- Class A Shares                   0.55      0.25        0.18          0.98
Scudder Growth and Income Fund             0.45        --        0.35          0.80
Templeton Foreign Fund(8) - Class A        0.61      0.25        0.27          1.13
Vanguard Long-Term Corporate Fund(8)       0.28        --        0.02          0.30
Vanguard Long-Term Treasury Fund(8)        0.25        --        0.03          0.28
Vanguard Wellington Fund(8)                0.28        --        0.02          0.30
Vanguard Windsor II Fund(8)                0.35        --        0.02          0.37


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

--------------------------------------------------------------------------------

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Option selected.


(4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, directly to the Division, which may be terminated by the Company at any time without notice.


(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.


(7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1999 fiscal year, NB did not bear any expenses.



(8) The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Dreyfus Founders Growth fund was formerly known as the Founders Growth Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio and the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities
    Fund -- Long-Term U.S. Treasury Portfolio. The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

EXAMPLE #1 -- If you do not surrender Portfolio Director 2 at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $17       $54      $ 92       $201
AGSPC International Government Bond Division 13    14        45        77        170
AGSPC Money Market Division 6                      14        45        77        170
AGSPC Science & Technology Division 17             18        57        98        212
AGSPC Social Awareness Division 12                 14        45        77        170
AGSPC Stock Index Division 10                      12        37        64        141
American Century Ultra Division 31                 19        59       102        221
Dreyfus Founders Growth Division 30                19        60       104        225
Neuberger Berman Guardian Trust Division 29        17        54        93        203
Putnam Global Growth -- Class A Shares Division
  28                                               20        61       105        227
Putnam New Opportunities -- Class A Shares
  Division 26                                      18        56        96        209
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                      18        57        99        214
Scudder Growth and Income Division 21              17        52        89        195
Templeton Foreign -- Class A Division 32           20        62       106        230
Vanguard Long-Term Corporate Division 22           12        36        63        139
Vanguard Long-Term Treasury Division 23            11        36        62        137
Vanguard Wellington Division 25                    14        44        76        167
Vanguard Windsor II Division 24                    15        46        80        175


EXAMPLE #2 -- If you surrender Portfolio Director 2 at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $64      $103      $142       $201
AGSPC International Government Bond Division 13        61        95       127        170
AGSPC Money Market Division 6                          61        95       127        170
AGSPC Science & Technology Division 17                 65       106       148        212
AGSPC Social Awareness Division 12                     61        95       127        170
AGSPC Stock Index Division 10                          59        87       114        141
American Century Ultra Division 31                     65       108       152        221
Dreyfus Founders Growth Division 30                    66       110       154        225
Neuberger Berman Guardian Trust Division 29            64       104       143        203
Putnam Global Growth -- Class A Shares Division 28     66       110       155        227
Putnam New Opportunities -- Class A Shares Division
  26                                                   64       105       146        209
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                          65       107       149        214
Scudder Growth and Income Division 21                  63       101       139        195
Templeton Foreign -- Class A Division 32               66       111       156        230
Vanguard Long-Term Corporate Division 22               58        86       113        139
Vanguard Long-Term Treasury Portfolio Division 23      58        86       112        137
Vanguard Wellington Division 25                        61        94       126        167
Vanguard Windsor II Division 24                        61        96       130        175


------------

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director 2 offers you a choice from among 18 Variable Account Options and three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1) If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you.

--------------------------------------------------------------------------------


             FIXED ACCOUNT
             OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED        Fixed                    Guaranteed high current                     --                        --
OPTIONS      Account Plus             interest income
             ------------------------------------------------------------------------------------------------------------------
             Short-Term               Guaranteed current                          --                        --
             Fixed Account            interest income
             ------------------------------------------------------------------------------------------------------------------
             Multi-Year Enhanced      Multi-year guaranteed interest income       --                        --
             Fixed Account(1)
             ------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT         INVESTMENT
             OPTIONS                  OBJECTIVE                                   ADVISER                   SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX        AGSPC Stock              Seeks long-term capital growth through      VALIC                     N/A(2)
EQUITY       Index                    investment in common stocks that, as a
FUND         Fund(3)                  group, are expected to provide
                                      investment results closely corresponding
                                      to the performance of the Standard &
                                      Poor's 500 Stock Index*.
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY     AGSPC Growth             Seeks long-term growth of capital           VALIC                     Wellington
MANAGED      Fund                     through investment primarily in equity                                Management Company,
EQUITY                                securities.                                                           LLP (4)
             ------------------------------------------------------------------------------------------------------------------
FUNDS        American Century         Seeks capital growth through investments    American Century          N/A
             Ultra Fund               primarily in common stocks that are         Investment
                                      considered to have better-than-average      Management, Inc.
                                      prospects for appreciation.
             ------------------------------------------------------------------------------------------------------------------
             Dreyfus Founders         Seeks long-term growth of capital by        Founders Asset            N/A
             Growth                   investing primarily in common stocks of     Management LLC
             Fund                     well-established, high-quality growth
                                      companies.
             ------------------------------------------------------------------------------------------------------------------
             Neuberger Berman         Seeks capital appreciation and,             Neuberger Berman          Neuberger
             Guardian Trust           secondarily, current income by investing    Management Inc.           Berman, LLC
                                      primarily in common stocks of
                                      large-capitalization companies.
             ------------------------------------------------------------------------------------------------------------------
             Putnam Global            Seeks capital appreciation. Current         Putnam Investment         N/A
             Growth Fund --           income is only an incidental                Management Inc.
             Class A Shares           consideration in selecting investments
                                      for the Fund. The Fund is designed for
                                      investors, seeking above-average capital
                                      growth potential through a globally
                                      diversified portfolio of common stocks.
                                      Dividend and interest income is only an
                                      incidental consideration.
             ------------------------------------------------------------------------------------------------------------------
             Putnam New               Seeks long-term capital appreciation.       Putnam Investment         N/A
             Opportunities Fund --    Current income is only an incidental        Management Inc.
             Class A Shares           consideration. The Fund invests
                                      principally in common stocks of
                                      companies in sectors of the economy
                                      which the Fund's investment adviser
                                      believes possess above-average long-term
                                      growth potential.
             ------------------------------------------------------------------------------------------------------------------
             Putnam OTC &             Seeks capital appreciation by investing     Putnam Investment         N/A
             Emerging Growth          primarily in common stocks traded in the    Management Inc.
             Fund -- Class A Shares   over-the-counter market and common
                                      stocks, of "emerging growth" companies
                                      listed on securities exchanges. The Fund
                                      is designed for investors willing to
                                      assume above-average risk in return for
                                      above average capital growth potential.
-------------------------------------------------------------------------------------------------------------------------------
(1)  This Multi-Year Enhanced Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment
     ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company.
     Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract. See MVA Option herein.
(2)  Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC Stock Index Fund. VALIC re-assumed direct management of the Fund's investment portfolio on October 1, 1999.
(3)   "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P").
      AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.
(4)  Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September
     1, 1999. The investment objective was also changed at that time.

--------------------------------------------------------------------------------


             Scudder Growth           Seeks long-term growth of capital,          Scudder Kemper            N/A
             and Income Fund          current income and growth of income by      Investments, Inc.
                                      investing primarily in common stocks,
                                      preferred stocks, and securities
                                      convertible into common stocks of
                                      companies which offer the prospect for
                                      growth of earning while paying current
                                      dividends.
             ------------------------------------------------------------------------------------------------------------------
             Templeton                Seeks long-term capital growth by           Templeton Global          N/A
             Foreign                  investing primarily in the equity           Advisors Limited
             Fund -- Class A          securities of companies outside the
                                      United States, including emerging
                                      markets.
             ------------------------------------------------------------------------------------------------------------------
             Vanguard                 Seeks to provide long-term growth of        Vanguard                  N/A
             Windsor II Fund          capital by investing mainly in the
                                      equity securities of large and
                                      medium-size companies whose stocks are
                                      considered by the Fund's advisers to be
                                      undervalued and out of favor with
                                      investors. The Fund's secondary
                                      objective is to provide some dividend
                                      income.
-------------------------------------------------------------------------------------------------------------------------------
BALANCED     Vanguard                 Seeks to conserve capital and provide       Wellington Management     N/A
FUND         Wellington               moderate long-term growth in capital and    Company, LLC
             Fund                     income by investing approximately 60% to
                                      70% of its assets in dividend-paying
                                      stocks of established, large- and
                                      medium-sized companies that, in the
                                      adviser's opinion, are undervalued but
                                      whose prospects are improving. The
                                      remaining 30% to 40% of assets are
                                      invested primarily in a high-quality,
                                      longer-term corporate bonds with some
                                      exposure to U.S. Treasury, government
                                      agency, and mortgage-backed bonds.
-------------------------------------------------------------------------------------------------------------------------------
INCOME       AGSPC International      Seeks high current income through           VALIC                     N/A
FUNDS        Government               investments primarily in investment
             Bond Fund                grade debt securities issued or
                                      guaranteed by foreign governments.
             ------------------------------------------------------------------------------------------------------------------
             Vanguard Long-Term       Seeks a high level of current income        Wellington Management     N/A
             Corporate Fund           consistent with the maintenance of          Company, LLC
                                      principal and liquidity by investing in
                                      a diversified portfolio of investment
                                      grade corporate and Government bonds.
             ------------------------------------------------------------------------------------------------------------------
             Vanguard Long-Term       Seeks a high level of current income        Vanguard                  N/A
             Treasury Fund            consistent with the maintenance of
                                      principal and liquidity by investing at
                                      least 85% of its total assets in
                                      long-term securities backed by the full
                                      faith and credit of the U.S. Government.
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY    AGSPC Science &          Seeks long-term growth of capital           VALIC                     T. Rowe Price
FUNDS        Technology Fund          through investment primarily in the                                   Associates, Inc.
                                      common stocks and equity-related
                                      securities of companies that are
                                      expected to benefit from the
                                      development, advancement and use of
                                      science and technology.
             ------------------------------------------------------------------------------------------------------------------
             AGSPC Social             Seeks growth of capital through             VALIC                     N/A
             Awareness                investment, primarily in common stocks,
             Fund                     in companies which meet the social
                                      criteria established for the Fund.
-------------------------------------------------------------------------------------------------------------------------------
MONEY        AGSPC Money              Seeks liquidity, protection of capital      VALIC                     N/A
MARKET       Market                   and current income through investments
FUND         Fund                     in short-term money market instruments.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT

Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.80% to 1.05% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


                                                                                                        JANUARY 2,
                                                      DECEMBER 31, 1999          DECEMBER 31, 1998         1998
                                                  -------------------------   -----------------------   ----------
                                                   PURCHASE                    PURCHASE                  PURCHASE
                                                  UNIT VALUES    PURCHASE       UNITS       PURCHASE       UNIT
                                                   IN FORCE     UNIT VALUES    IN FORCE    UNIT VALUE    VALUE(1)
                                                  -----------   -----------   ----------   ----------   ----------
AGSPC Growth Division 15........................   8,377,232     $2.608476     4,324,799   $2.448443    $2.089333
AGSPC International Government Bond Division
  13............................................   1,058,856     $1.634588       408,156   $1.751922    $1.508273
AGSPC Money Market Division 6...................   9,613,663     $1.856681     5,325,479   $1.786658    $1.712478
AGSPC Science & Technology Division 17..........  11,744,052     $6.462689     3,228,389   $3.241847    $2.299405
AGSPC Social Awareness Division 12..............   3,028,346     $4.502622     1,218,871   $3.825649    $3.029567
AGSPC Stock Index Division 10...................  18,855,858     $5.830950     6,859,835   $4.875028    $3.826834
American Century Ultra Division 31..............  20,827,045     $2.437771     8,116,612   $1.737734    $1.302531
Dreyfus Founders Growth Division 30.............  16,160,159     $2.252548     7,720,189   $1.633282    $1.317029
Neuberger Berman Guardian Trust Division 29.....   1,406,229     $1.471857     1,012,671   $1.368269    $1.347434
Putnam Global Growth -- Class A Division 28.....  11,313,375     $2.530785     6,153,771   $1.549587    $1.213127
Putnam New Opportunities -- Class A Division
  26............................................  19,231,737     $2.414279    10,725,927   $1.434946    $1.163156
Putnam OTC & Emerging Growth -- Class A Division
  27............................................   6,570,152     $2.471391     3,092,839   $1.098295    $0.997579
Scudder Growth and Income Division 21...........   6,367,461     $1.623952     4,494,004   $1.542160    $1.465844
Templeton Foreign -- Class A Division 32........   8,660,425     $1.517785     5,437,288   $1.094954    $1.160235
Vanguard Long-Term Corporate Division 22........   4,060,325     $1.220562     2,949,044   $1.312731    $1.212562
Vanguard Long-Term Treasury Division 23.........   7,578,682     $1.222216     3,682,809   $1.349397    $1.204344
Vanguard Wellington Division 25.................  28,195,817     $1.580569    19,636,072   $1.529797    $1.379756
Vanguard Windsor II Division 24.................  20,846,053     $1.606241    13,800,156   $1.723020    $1.496544


------------


(1) Purchase Unit Value At Date Of Inception.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.
VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.


MUTUAL FUND OR FUND --

the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all eighteen Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser and, for 2 of such funds, have one of the following sub-advisers:
  Wellington Management Company, LLP and T. Rowe Price Associates, Inc.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Dreyfus Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser. The Funds were formerly known as Founders Funds, Inc.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twelve of the Mutual Funds are also available to the general public.


Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC.



The Distributor's address

is 2929 Allen Parkway,
Houston, Texas 77019.


For more information

about the Distributor see
"Distribution of Variable
Annuity Contracts" in
the Statement of
Additional Information

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. Purchase Units will be credited the same business day if Purchase Payments are received by our

PURCHASE PAYMENTS -- an

amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

--------------------------------------------------------------------------------


Home Office before the close of the Exchange. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 21 investment options offered in Portfolio Director 2. This includes 3 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 21 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


Fixed Account Options


The Fixed Account Plus and the Short Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:


  Value of Your Fixed Account Options*

= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)
-------

* This value may be subject to a market value adjustment under the MVA Option.


Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be


For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

PURCHASE UNIT -- a measuring
unit used to calculate your
Account Value during the
Purchase Period. The value of a
Purchase Unit will vary with the
investment experience of the
Separate Account Division you
have selected.

--------------------------------------------------------------------------------

credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)
Multi-Year
 Enhanced        Up to 100%    At any time  Withdrawals or
 Fixed                                      Transfers
 Account(3):                                subject to
                                            market value
                                            adjustment if
                                            prior to the end
                                            of an MVA term.
                                            Each MVA Band
                                            will require a
                                            minimum transfer
                                            amount as
                                            described in the
                                            Contract.(4)


---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.


(4) The minimum transfer amount may be changed from time to time by the Company.



From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Account or to other investment options.


ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

--------------------------------------------------------------------------------

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                             % OF ACCOUNT
                  ----------------------------------     OTHER
 ACCOUNT OPTION       VALUE           FREQUENCY       RESTRICTIONS
----------------  -------------  -------------------  ------------
Variable:          Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable      Up to 100%    Once every 365 days      None
 Payout:           of money in
                    variable
                  option payout
Fixed:            Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.


Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.



The surrender charge may also be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.


SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.80% to 1.05% during the Purchase Period and 1.00% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

--------------------------------------------------------------------------------

For more information about the mortality and expense risk fee, and administration and distribution fee see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

--------------------------------------------------------------------------------

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE
REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.



MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your contract for additional information on the MVA Option.


PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

--------------------------------------------------------------------------------

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

--------------------------------------------------------------------------------

account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to contract forms other than Portfolio Director and Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

--------------------------------------------------------------------------------

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

Features of Portfolio Director 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

--------------------------------------------------------------------------------

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to
be. Also, a Contingent
Contract Owner may be designated.


FIXED ACCOUNT OPTIONS -- a

particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus, Short-Term
Fixed Account and Multi-Year
Enhanced Fixed Account.
Each option of this type is
guaranteed to earn at least a
minimum rate of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

Standard Average Annual Total Return


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show

DIVISIONS -- subaccounts of

VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total
Return

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

Cumulative Total Return


Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;
  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different
Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market Division

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.51%.

--------------------------------------------------------------------------------


The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.61%.


Divisions Other Than The AGSPC Money Market Division

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.


The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.80% to 1.05% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)*



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS      1 YEAR
                     -----------------                        ---------    ---------    --------    -------      ------
AGSPC Growth Fund (Division 15).............................  07/11/94         20.14%         --       20.51%       1.69%
AGSPC International Government Bond Fund (Division 13)......  10/01/91          6.06          --        3.61      (10.94)
AGSPC Money Market Fund (Division 6)........................  01/16/86            --        3.96%       3.36       (0.80)
AGSPC Science & Technology Fund (Division 17)...............  07/11/94         42.02          --       38.56       94.26
AGSPC Social Awareness Fund (Division 12)...................  10/02/89            --       16.03       26.82       12.64
AGSPC Stock Index Fund (Division 10)........................  04/20/87            --       16.61       26.75       14.55
American Century Ultra (Division 31)........................  07/01/96         27.19          --          --       35.22
Dreyfus Founders Growth (Division 30).......................  07/01/96         24.55          --          --       32.85
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96          9.61          --          --        2.68
Putnam Global Growth -- Class A (Division 28)...............  07/01/96         28.83          --          --       58.24
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96         27.45          --          --       63.17
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96         27.97          --          --      119.91
Scudder Growth and Income (Division 21)(1)..................  07/01/96         13.15          --          --        0.52
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/96         10.91          --          --       33.55
Vanguard Long-Term Corporate (Division 22)**................  07/01/96          3.68          --          --      (11.25)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96          4.00          --          --      (13.54)
Vanguard Wellington (Division 25)...........................  07/01/96         11.97          --          --       (1.38)
Vanguard Windsor II (Division 24)...........................  07/01/96         12.76          --          --      (11.02)


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)*



                                                                FUND
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS      1 YEAR
                     -----------------                        ---------    ---------    --------    -------      ------
AGSPC Growth (Division 15)..................................  04/29/94         18.34%         --       20.51%       1.69%
AGSPC Science & Technology (Division 17)....................  04/29/94         38.88          --       38.56       94.26
American Century Ultra (Division 31)........................  11/02/81            --       23.25%      28.07       35.22
Dreyfus Founders Growth (Division 30).......................  01/05/62            --       19.00       28.60       32.85
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93         12.21          --       13.62        2.68
Putnam Global Growth -- Class A (Division 28)...............  09/01/67            --       15.24       24.79       58.24
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90         30.91          --       31.67       63.17
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82            --       23.12       33.73      119.91
Scudder Growth and Income (Division 21)(1)..................  11/13/84            --       13.12       16.89        0.52
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/82            --       10.37       11.56       33.55
Vanguard Long-Term Corporate (Division 22)**................  07/09/73            --        7.32        6.25      (11.25)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86            --        6.90        6.56      (13.54)
Vanguard Wellington (Division 25)...........................  07/01/29            --       11.27       15.45       (1.38)
Vanguard Windsor II (Division 24)...........................  06/24/85            --       12.51       18.23      (11.02)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

      (FROM SEPARATE ACCOUNT DIVISION FUND INCEPTION TO DECEMBER 31, 1999)



                                                                   DIVISION
                                                                  INCEPTION          SINCE
                     FUND AND DIVISION                               DATE          INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ------------------   ---------   --------   -------   ------
AGSPC Growth Fund (Division 15).............................       07/11/94          20.22%        --      21.06%     6.54%
AGSPC International Government Bond Fund
  (Division 13).............................................       10/01/91           6.14         --       4.54     (6.70)
AGSPC Money Market Fund (Division 6)........................       01/16/86             --       4.04%      4.29      3.92
AGSPC Science & Technology Fund (Division 17)...............       07/11/94          42.10         --      38.92     99.35
AGSPC Social Awareness Fund (Division 12)...................       10/02/89             --      16.12      27.29     17.70
AGSPC Stock Index Fund (Division 10)........................       04/20/87             --      16.69      27.22     19.61
American Century Ultra (Division 31)........................       07/01/96          28.04         --         --     40.28
Dreyfus Founders Growth (Division 30).......................       07/01/96          25.45         --         --     37.92
Neuberger Berman Guardian Trust (Division 29)...............       07/01/96          10.80         --         --      7.57
Putnam Global Growth -- Class A (Division 28)...............       07/01/96          29.67         --         --     63.32
Putnam New Opportunities -- Class A (Division 26)...........       07/01/96          28.31         --         --     68.25
Putnam OTC & Emerging Growth -- Class A (Division 27).......       07/01/96          28.82         --         --    125.02
Scudder Growth and Income (Division 21)(1)..................       07/01/96          14.26         --         --      5.30
Templeton Foreign -- Class A (Division 32)(2)...............       07/01/96          12.07         --         --     38.62
Vanguard Long-Term Corporate Portfolio (Division 22)**......       07/01/96           5.03         --         --     (7.02)
Vanguard Long-Term Treasury Portfolio (Division 23)**.......       07/01/96           5.34         --         --     (9.43)
Vanguard Wellington (Division 25)...........................       07/01/96          13.11         --         --      3.32
Vanguard Windsor II (Division 24)...........................       07/01/96          13.88         --         --     (6.78)


---------------

* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.

** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE IV

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION       SINCE
                     FUND AND DIVISION                          DATE        INCEPTION      10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   --------------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94        18.42%           --      21.06%     6.54%
AGSPC Science & Technology (Division 17)....................  04/29/94        38.97            --      38.92     99.35
American Century Ultra (Division 31)........................  11/02/81           --         23.32%     28.53     40.28
Dreyfus Founders Growth (Division 30).......................  01/05/62           --         19.08      29.05     37.92
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93        12.29            --      14.30      7.57
Putnam Global Growth -- Class A (Division 28)...............  09/01/67           --         15.33      25.28     63.32
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90        30.97            --      32.09     68.25
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82           --         23.20      34.14    125.02
Scudder Growth and Income (Division 21)(1)..................  11/13/84           --         13.20      17.50      5.30
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/82           --         10.45      12.28     38.62
Vanguard Long-Term Corporate Portfolio (Division 22)**......  07/09/73           --          7.40       7.09     (7.02)
Vanguard Long-Term Treasury Portfolio (Division 23)**.......  05/19/86           --          6.98       7.40     (9.43)
Vanguard Wellington (Division 25)...........................  07/01/29           --         11.35      16.09      3.32
Vanguard Windsor II (Division 24)...........................  06/24/85           --         12.59      18.82     (6.78)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth Fund (Division 15).............................  07/11/94     173.87%         --    160.02%     6.54%
AGSPC International Government Bond Fund (Division 13)......  10/01/91      63.46          --     24.85     (6.70)
AGSPC Money Market Fund (Division 6)........................  01/16/86         --       48.53%    23.38      3.92
AGSPC Science & Technology Fund (Division 17)...............  07/11/94     583.53          --    417.46     99.35
AGSPC Social Awareness Fund (Division 12)...................  10/02/89         --      345.59    234.19     17.70
AGSPC Stock Index Fund (Division 10)........................  04/20/87         --      368.26    233.28     19.61
American Century Ultra (Division 31)........................  07/01/96     137.55          --        --     40.28
Dreyfus Founders Growth (Division 30).......................  07/01/96     121.12          --        --     37.92
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      43.18          --        --      7.57
Putnam Global Growth -- Class A (Division 28)...............  07/01/96     148.26          --        --     63.32
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96     139.26          --        --     68.25
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96     142.61          --        --    125.02
Scudder Growth and Income (Division 21)(1)..................  07/01/96      59.45          --        --      5.30
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/96      48.99          --        --     38.62
Vanguard Long-Term Corporate (Division 22)**................  07/01/96      18.76          --        --     (7.02)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96      19.96          --        --     (9.43)
Vanguard Wellington (Division 25)...........................  07/01/96      53.89          --        --      3.32
Vanguard Windsor II (Division 24)...........................  07/01/96      57.59          --        --     (6.78)


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      160.85%        --    160.02%     6.54%
AGSPC Science & Technology (Division 17)....................  04/29/94      546.27               417.46     99.35
American Century Ultra (Division 31)........................  11/02/81                 713.67%   250.73     40.28
Dreyfus Founders Growth (Division 30).......................  01/05/62                 473.17    257.97     37.92
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      110.22                95.06      7.57
Putnam Global Growth -- Class A (Division 28)...............  09/01/67                 316.29    208.64     63.32
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90    1,139.69               302.08     68.25
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82                 705.86    334.25    125.02
Scudder Growth and Income (Division 21)(1)..................  11/13/84                 245.57    124.01      5.30
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/82                 170.23     78.42     38.62
Vanguard Long-Term Corporate (Division 22)**................  07/09/73                 104.25     40.87     (7.02)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86                  96.34     42.88     (9.43)
Vanguard Wellington (Division 25)...........................  07/01/29                 193.04    110.84      3.32
Vanguard Windsor II (Division 24)...........................  06/24/85                 227.24    136.81     (6.78)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                                        ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------------------------------
FUND AND DIVISION                      1999        1998        1997        1996        1995        1994        1993
-----------------                    --------    --------    --------    --------    --------    --------    --------
AGSPC Growth (Division 15)(1)......      6.54%      17.19%      20.01%      18.39%      46.60%       5.33%         --
AGSPC International Government Bond
 (Division 13)(1)..................     (6.70)      16.15       (5.59)       3.56       17.83        3.62       13.28%
AGSPC Money Market (Division
 6)(1).............................      3.92        4.33        4.33        4.17        4.71        2.96        1.87
AGSPC Science & Technology
 (Division 17)(1)..................     99.35       40.99        1.76       12.89       60.26       32.09          --
AGSPC Social Awareness (Division
 12)(1)............................     17.70       26.28       32.73       22.96       37.78       (2.22)       7.04
AGSPC Stock Index (Division
 10)(1)............................     19.61       27.39       31.98       21.73       36.15       (0.10)       8.98
American Century Ultra (Division
 31)...............................     40.28       33.41       21.95        4.08          --          --          --
Dreyfus Founders Growth (Division
 30)...............................     37.92       24.01       25.46        3.05          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................      7.57        1.55       16.86       12.17          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................     63.32       27.73       12.41        5.86          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................     68.25       23.37       21.51       (5.14)         --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    125.02       10.10        9.29      (10.39)         --          --          --
Scudder Growth and Income (Division
 21)(2)............................      5.30        5.21       28.99       11.58          --          --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................     38.62       (5.63)       5.77        7.68          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................     (7.02)       8.26       12.52        4.85          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................     (9.43)      12.04       12.64        4.94          --          --          --
Vanguard Wellington (Division
 25)...............................      3.32       10.87       21.85       10.25          --          --          --
Vanguard Windsor II (Division
 24)...............................     (6.78)      15.13       30.90       12.17          --          --          --

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------
FUND AND DIVISION                      1992        1991        1990
-----------------                    --------    --------    --------
AGSPC Growth (Division 15)(1)......        --          --          --
AGSPC International Government Bond
 (Division 13)(1)..................      2.25%       9.09%         --
AGSPC Money Market (Division
 6)(1).............................      2.42        4.69        7.04%
AGSPC Science & Technology
 (Division 17)(1)..................        --          --          --
AGSPC Social Awareness (Division
 12)(1)............................      2.51       26.83       (2.01)
AGSPC Stock Index (Division
 10)(1)............................      5.78       27.91       (4.63)
American Century Ultra (Division
 31)...............................        --          --          --
Dreyfus Founders Growth (Division
 30)...............................        --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................        --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................        --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................        --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...        --          --          --
Scudder Growth and Income (Division
 21)(2)............................        --          --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................        --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................        --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................        --          --          --
Vanguard Wellington (Division
 25)...............................        --          --          --
Vanguard Windsor II (Division
 24)...............................        --          --          --


                                        CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------------------------------------------
FUND AND DIVISION                      1999        1998        1997        1996        1995        1994        1993        1992
-----------------                    --------    --------    --------    --------    --------    --------    --------    --------
AGSPC Growth (Division 15)(1)......    173.87%     157.07%     119.37%      82.79%      54.40%       5.33%         --          --
AGSPC International Government Bond
 (Division 13)(1)..................     63.46       75.19       50.83       59.76       54.27       30.92       26.35%      11.54%
AGSPC Money Market (Division
 6)(1).............................     48.53       42.93       36.99       31.31       26.05       20.38       16.91       14.77
AGSPC Science & Technology
 (Division 17)(1)..................    583.53      242.88      143.20      138.98      111.70       32.09          --          --
AGSPC Social Awareness (Division
 12)(1)............................    345.59      278.59      199.81      125.88       83.70       33.33       36.36       27.40
AGSPC Stock Index (Division
 10)(1)............................    368.26      291.49      207.32      132.85       91.29       40.50       40.64       29.05
American Century Ultra (Division
 31)...............................    137.55       69.34       26.93        4.08          --          --          --          --
Dreyfus Founders Growth (Division
 30)...............................    121.12       60.33       29.29        3.05          --          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................     43.18       33.11       31.08       12.17          --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................    148.26       52.01       19.00        5.86          --          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................    139.26       42.20       15.27       (5.14)         --          --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    142.61        7.82       (2.07)     (10.39)         --          --          --          --
Scudder Growth and Income (Division
 21)(2)............................     59.45       51.42       43.92       11.58          --          --          --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................     48.99        7.48       13.89        7.68          --          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................     18.76       27.73       17.98        4.85          --          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................     19.96       32.45       18.21        4.94          --          --          --          --
Vanguard Wellington (Division
 25)...............................     53.89       48.94       34.33       10.25          --          --          --          --
Vanguard Windsor II (Division
 24)...............................     57.59       69.05       46.83       12.17          --          --          --          --

                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------
FUND AND DIVISION                      1991        1990
-----------------                    --------    --------
AGSPC Growth (Division 15)(1)......        --          --
AGSPC International Government Bond
 (Division 13)(1)..................      9.09%         --
AGSPC Money Market (Division
 6)(1).............................     12.05        7.04%
AGSPC Science & Technology
 (Division 17)(1)..................        --          --
AGSPC Social Awareness (Division
 12)(1)............................     24.28       (2.01)
AGSPC Stock Index (Division
 10)(1)............................     21.99       (4.63)
American Century Ultra (Division
 31)...............................        --          --
Dreyfus Founders Growth (Division
 30)...............................        --          --
Neuberger Berman Guardian Trust
 (Division 29).....................        --          --
Putnam Global Growth -- Class A
 (Division 28).....................        --          --
Putnam New Opportunities -- Class A
 (Division 26).....................        --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...        --          --
Scudder Growth and Income (Division
 21)(2)............................        --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................        --          --
Vanguard Long-Term Corporate
 (Division 22)***..................        --          --
Vanguard Long-Term Treasury
 (Division 23)***..................        --          --
Vanguard Wellington (Division
 25)...............................        --          --
Vanguard Windsor II (Division
 24)...............................        --          --


------------

  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.

 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.

*** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) For periods prior to 1996, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for a stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director 2 other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on July 1, 1996.


(2) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(3) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                      TABLE VIII

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                                     --------------------------------------------------------
FUND AND DIVISION***                                   1999        1998        1997        1996        1995
--------------------                                 --------    --------    --------    --------    --------
AGSPC Growth (Division 15).........................      6.54%      17.19%      20.01%      18.39%      46.60%
AGSPC Science & Technology (Division 17)...........     99.35       40.99        1.76       12.89       60.26
American Century Ultra (Division 31)...............     40.28       33.41       21.95       12.63       36.43
Dreyfus Founders Growth (Division 30)..............     37.92       24.01       25.46       15.56       44.37
Neuberger Berman Guardian Trust (Division 29)......      7.57        1.55       16.86       16.74       30.89
Putnam Global Growth -- Class A (Division 28)......     63.32       27.73       12.41       15.57       13.89
Putnam New Opportunities -- Class A (Division
 26)...............................................     68.25       23.37       21.51        9.90       45.05
Putnam OTC & Emerging Growth -- Class A (Division
 27)...............................................    125.02       10.10        9.29        3.73       54.62
Scudder Growth and Income (Division 21)(1).........      5.30        5.21       28.99       20.82       29.75
Templeton Foreign -- Class A (Division 32)(2)......     38.62       (5.63)       5.77       16.94       10.27
Vanguard Long-Term Corporate (Division 22)****.....     (7.02)       8.26       12.52       (0.52)      25.03
Vanguard Long-Term Treasury (Division 23)****......     (9.43)      12.04       12.64       (2.88)      28.70
Vanguard Wellington (Division 25)..................      3.32       10.87       21.85       14.89       31.48
Vanguard Windsor II (Division 24)..................     (6.78)      15.13       30.90       22.75       37.31


                                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                                     --------------------------------------------------------
FUND AND DIVISION***                                   1994        1993        1992        1991        1990
--------------------                                 --------    --------    --------    --------    --------
AGSPC Growth (Division 15).........................      0.32%         --          --          --          --
AGSPC Science & Technology (Division 17)...........     24.89          --          --          --          --
American Century Ultra (Division 31)...............     (4.43)      20.74%       0.40%      84.68%       8.42%
Dreyfus Founders Growth (Division 30)..............     (4.09)      24.51        3.42       46.15      (11.28)
Neuberger Berman Guardian Trust (Division 29)......      0.73        6.99          --          --          --
Putnam Global Growth -- Class A (Division 28)......     (1.63)      30.75       (0.55)      17.02       (9.89)
Putnam New Opportunities -- Class A (Division
 26)...............................................      2.50       31.60       24.57       66.09       10.47
Putnam OTC & Emerging Growth -- Class A (Division
 27)...............................................      1.44       30.96       11.78       39.66      (10.52)
Scudder Growth and Income (Division 21)(1).........      1.53       14.37        8.40       26.78       (3.33)
Templeton Foreign -- Class A (Division 32)(2)......     (0.43)      35.67       (0.69)      17.31       (3.76)
Vanguard Long-Term Corporate (Division 22)****.....     (6.26)      13.28        8.62       19.61        5.10
Vanguard Long-Term Treasury (Division 23)****......     (7.98)      15.55        6.27       16.18        4.68
Vanguard Wellington (Division 25)..................     (1.51)      12.32        6.78       22.32       (3.80)
Vanguard Windsor II (Division 24)..................     (2.19)      12.40       10.80       27.30      (10.89)


                                             CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                                     --------------------------------------------------------
               FUND AND DIVISION***                    1999        1998        1997        1996        1995
               --------------------                  --------    --------    --------    --------    --------
AGSPC Growth (Division 15).........................    160.85%     144.84%     108.93%      74.10%      47.06%
AGSPC Science & Technology (Division 17)...........    546.27      224.18      129.94      125.96      100.16
American Century Ultra (Division 31)...............    713.67      480.01      334.75      256.50      216.52
Dreyfus Founders Growth (Division 30)..............    473.17      315.60      235.13      167.12      131.16
Neuberger Berman Guardian Trust (Division 29)......    110.22       95.42       92.45       64.68       41.06
Putnam Global Growth -- Class A (Division 28)......    316.29      154.89       99.55       77.52       53.61
Putnam New Opportunities -- Class A (Division
 26)...............................................  1,139.69      636.82      497.26      391.52      347.23
Putnam OTC & Emerging Growth -- Class A (Division
 27)...............................................    705.86      258.13      225.29      197.63      186.93
Scudder Growth and Income (Division 21)(1).........    245.57      228.16      211.92      141.83      100.15
Templeton Foreign -- Class A (Division 32)(2)......    170.23       94.95      106.57       95.31       67.01
Vanguard Long-Term Corporate (Division 22)****.....    104.25      119.67      102.91       80.33       81.28
Vanguard Long-Term Treasury (Division 23)****......     96.34      116.77       93.47       71.75       76.85
Vanguard Wellington (Division 25)..................    193.04      183.63      155.81      109.94       82.74
Vanguard Windsor II (Division 24)..................    227.24      251.03      204.89      132.92       89.75


                                             CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                                     --------------------------------------------------------
               FUND AND DIVISION***                    1994        1993        1992        1991        1990
               --------------------                  --------    --------    --------    --------    --------
AGSPC Growth (Division 15).........................      0.32%         --          --          --          --
AGSPC Science & Technology (Division 17)...........     24.89          --          --          --          --
American Century Ultra (Division 31)...............    131.99      142.74%     101.04%     100.23%       8.42%
Dreyfus Founders Growth (Division 30)..............     60.12       66.95       34.09       29.66      (11.28)
Neuberger Berman Guardian Trust (Division 29)......      7.77        6.99          --          --          --
Putnam Global Growth -- Class A (Division 28)......     34.88       37.11        4.86        5.44       (9.89)
Putnam New Opportunities -- Class A (Division
 26)...............................................    208.32      200.79      128.57       83.48       10.47
Putnam OTC & Emerging Growth -- Class A (Division
 27)...............................................     85.57       82.94       39.69       24.97      (10.52)
Scudder Growth and Income (Division 21)(1).........     54.26       51.93       32.85       22.56       (3.33)
Templeton Foreign -- Class A (Division 32)(2)......     51.45       52.11       12.12       12.90       (3.76)
Vanguard Long-Term Corporate (Division 22)****.....     44.99       54.67       36.54       25.71        5.10
Vanguard Long-Term Treasury (Division 23)****......     37.42       49.34       29.24       21.61        4.68
Vanguard Wellington (Division 25)..................     38.99       41.13       25.65       17.67       (3.80)
Vanguard Windsor II (Division 24)..................     38.19       41.28       25.69       13.44      (10.89)


------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


   * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.

  ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.

 *** The Tables reflect actual historical performance of the related Separate
     Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

**** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 (1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

 (2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this Fund at net asset value and without sales charges general applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs.

  - Section 408(p) SIMPLE Retirement
     Accounts

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual

--------------------------------------------------------------------------------

funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.


It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

--------------------------------------------------------------------------------

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

    Participant/Contract Owner Name:
    ------------------------------------------------------------------------
    Social Security Number:
    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer
Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    3
    Marketing Information...........................    3
    Endorsements and Published Ratings..............    4
Types of Variable Annuity Contracts.................    5
Federal Tax Matters.................................    5
    Tax Consequences of Purchase Payments...........    5
    Tax Consequences of Distributions...............    7
    Special Tax Consequences -- Early
      Distribution..................................    8
    Special Tax Consequences -- Required
      Distributions.................................    9
    Tax Free Rollovers, Transfers and Exchanges.....   10
Exchange Privilege..................................   10
    Exchanges From Portfolio Director...............   11
    Exchanges From Independence Plus Contracts......   11
    Exchanges From V-Plan Contracts.................   12
    Exchanges From SA-1 and SA-2 Contracts..........   13
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   16
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total
      Surrender.....................................   18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    AGSPC Money Market Division Yields..............   19
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   19
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   19
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   20
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   20
    Standardized Yield for Bond Fund Divisions......   20
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   20
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   20
    Calculation of Average Annual Total Return......   21
    Calculation of MVA Option.......................   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   22
    Performance Compared to Market Indices..........   22
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   24
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   24



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   25
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   25
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   26
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   26
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   27
    Dreyfus Founders Growth Division Thirty Compared
      to S&P 500 Index..............................   28
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   28
    Putnam Global Growth -- Class A Division
      Twenty-eight Compared to MCSI All Country
      World Free Index and S&P 500 Index............   29
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   30
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   30
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   31
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   31
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Lehman Long Term Corporate AA or
      Better Bond Index.............................   32
    Vanguard Long-Term Treasury Division
      Twenty-three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   32
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   33
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   34
Payout Payments.....................................   35
    Assumed Investment Rate.........................   35
    Amount of Payout Payments.......................   35
    Payout Unit Value...............................   35
    Illustration of Calculation of Payout Unit
      Value.........................................   36
    Illustration of Payout Payments.................   36
Distribution of Variable Annuity Contracts..........   37
Experts.............................................   37
Comments on Financial Statements....................   37

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................


                          PORTFOLIO DIRECTOR CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).



                             (Please Print or Type)



Name: ----------------------------------------------------   G.A. # ---------------------------------------------------
Address: --------------------------------------------------  Policy # --------------------------------------------------
-----------------------------------------------------------
Social Security Number: --------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 9875-20  REV 5/00

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

[Momento Photo]


                              PORTFOLIO DIRECTOR 2

                                  SEPARATE ACCOUNT A
                                  FOR SERIES 2.1.40-2.12.40

                              Prospectus
                              May 1, 2000

                              Units of Interest Under Group and
                              Individual Variable Annuity Contracts
                              Portfolio Director 2


                                         VALIC
                                            AN AMERICAN
                                               GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS



SUPPLEMENT ISSUED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000



The Variable Annuity Life Insurance Company (the "Company") filed an application with the Securities and Exchange Commission ("SEC") as of March 31, 2000 requesting an order allowing the Company to replace the shares of American General Domestic Bond Fund of American General Series Portfolio Company 3 ("AGSPC 3"), T. Rowe Price Small-Cap Stock Fund, Dreyfus Variable Investment Fund -- Small Cap Portfolio, Scudder Growth and Income Fund, Neuberger Berman Guardian Trust and Dreyfus Founders Growth Fund, each of which is a Variable Investment Option currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General Series Portfolio Company ("AGSPC").



The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Substitute Series will have substantially the same investment objective, practices and restrictions as the Replaced Series. In the case of Dreyfus Variable Investment Fund -- Small Cap Portfolio and T. Rowe Price Small-Cap Stock Fund, Inc., the Substitute Series will have two sub-advisers, one of which is the Replaced Series' current investment adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced Series' current investment adviser, Founders Asset Management LLC, as its sub-adviser. In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.



The proposed substitutions and respective sub-advisers are:



REPLACED SERIES                                         SUBSTITUTE SERIES
Dreyfus Variable Investment Fund --             --      AGSPC American General Select Small-Cap Fund (T. Rowe
Small-Cap Portfolio                                     Price Associates, Inc. and Founders Asset Management
                                                        LLC)
T. Rowe Price Small-Cap Stock Fund, Inc.        --      AGSPC American General Select Small Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
Scudder Growth and Income Fund                  --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Neuberger Berman Guardian Trust                 --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Dreyfus Founders Growth Fund                    --      AGSPC American General Founders Growth Fund (Founders
                                                        Asset Management LLC)
AGSPC 3 American General Domestic Bond Fund     --      AGSPC 3 American General Core Bond Fund (American
                                                        General Investment Management, L.P.)


--------------------------------------------------------------------------------


You should note that:



- No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the substitutions.



- The elections you have on file for allocating your account value, premium payments and deductions will remain unchanged until you direct us otherwise.



- You will not bear any expenses relating to the substitutions.



- Although for two of the substitutions (Dreyfus Variable Investment
  Fund -- Small Cap Portfolio and Scudder Growth and Income Fund) total contract holder expenses are expected to be slightly higher for the Replaced Series, the substitutions will result in a change to a sub-adviser with a superior performance record.



- On the effective date of the substitution, your account value in the Variable Account Option will be the same as before the substitution.



- The substitution will have no tax consequences for you.



The Company expects to complete the substitutions before October 2000. The newly created series of AGSPC will commence operations at the time of the substitutions. Completion of the substitutions is conditioned upon obtaining the approval of the SEC and state insurance authorities, if applicable. Of course, you may transfer amounts in your Contract among the Variable Investment Options and Fixed Options, as usual. The substitutions will not be treated as a transfer for purposes of the transfer provisions of your Contract. In addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.



We will send you a prospectus for AGSPC 3 and the new series of AGSPC, and notice of the actual date of the substitutions, after we receive SEC approval. You will receive confirmation when the substitution is complete.



Should you have any questions, you may contact us at 1-800-448-2542 (selection
1).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1.40 TO 2.12.40                                         May 1, 2000


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director 2 that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 Series 2.1.40 to 2.12.40 consists of group variable annuity contracts that are offered by Valic to Participants in certain employer sponsored retirement plans as well as for certain after-tax arrangements that are not part of an employer plan. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only.


Portfolio Director 2 permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:



FIXED ACCOUNT OPTIONS:    Fixed Account Plus

                      Short-Term Fixed Account

                      Multi-Year Enhanced Fixed Account*



VARIABLE ACCOUNT OPTIONS**



American General Series Portfolio     Dreyfus Founders Funds, Inc.:      Scudder Kemper Investments, Inc.:
 Company (AGSPC):                     Dreyfus Founders Growth Fund       Scudder Growth and Income Fund
  Growth Fund                         Neuberger Berman Management Inc.:  Templeton Funds, Inc.:
  International Government Bond Fund  Neuberger Berman Guardian Trust    Templeton Foreign Fund --
  Money Market Fund                                                      Class A
  Science & Technology Fund           Putnam Investments:
  Social Awareness Fund               Putnam Global Growth Fund --       The Vanguard Group, Inc.:
  Stock Index Fund                    Class A Shares                     Vanguard Long-Term Corporate
                                      Putnam New Opportunities Fund --   Fund
American Century Investment           Class A Shares                     Vanguard Long-Term Treasury Fund
  Management, Inc.:                   Putnam OTC & Emerging Growth       Vanguard Wellington Fund
  American Century Ultra Fund         Fund -- Class A Shares             Vanguard Windsor II Fund



 * Available approximately May 22, 2000, subject to state approval.



** Each of these mutual funds is publicly available except for the six AGSPC Funds.


--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
FEE TABLE.....................................     2
SUMMARY.......................................     5
SELECTED PURCHASE UNIT DATA...................     9
GENERAL INFORMATION...........................    10
  ABOUT PORTFOLIO DIRECTOR 2..................    10
  ABOUT VALIC.................................    10
  ABOUT VALIC SEPARATE ACCOUNT A..............    10
  UNITS OF INTERESTS..........................    10
  DISTRIBUTION OF THE CONTRACTS...............    10
VARIABLE ACCOUNT OPTIONS......................    11
PURCHASE PERIOD...............................    11
     Purchase Payments........................    11
     Purchase Units...........................    12
     Calculation of Purchase Unit Value.......    12
     Choosing Investment Options..............    12
          Fixed Account Options...............    12
          Variable Account Options............    13
     Stopping Purchase Payments...............    13
TRANSFERS BETWEEN INVESTMENT OPTIONS..........    14
     During the Purchase Period...............    14
     During the Payout Period.................    14
     Communicating Transfer or Reallocation
       Instructions...........................    14
     Effective Date of Transfer...............    15
     Market Timing............................    15
FEES AND CHARGES..............................    15
     Account Maintenance Fee..................    15
     Surrender Charge.........................    15
          Amount of Surrender Charge..........    15
          10% Free Withdrawal.................    15
          Exceptions to Surrender Charge......    16
     Premium Tax Charge.......................    16
     Separate Account Charges.................    16
     Fund Annual Expense Charge...............    17
     Other Tax Charges........................    17
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    17
     Separate Account Expense
       Reimbursement..........................    17
     Market Value Adjustment..................    18
PAYOUT PERIOD.................................    18
     Fixed Payout.............................    18
     Variable Payout..........................    18
     Combination Fixed and Variable Payout....    18
     Payout Date..............................    19
     Payout Options...........................    19
     Enhancements to Payout Options...........    19
     Payout Information.......................    19
SURRENDER OF ACCOUNT VALUE....................    20
     When Surrenders are Allowed..............    20
     Amount That May Be Surrendered...........    20
     Surrender Restrictions...................    20
     Partial Surrenders.......................    20
     Systematic Withdrawals...................    20
     Distributions Required By Federal Tax
       Law....................................    21
EXCHANGE PRIVILEGE............................    21



                                                PAGE
                                                ----
     Restrictions on Exchange Privilege.......    21
     Taxes and Conversion Costs...............    21
     Surrender Charges........................    21
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2.............................    22
     Exchange Offer for Portfolio Director and
       Portfolio Director 2...................    22
     Comparison of Contracts..................    22
     Features of Portfolio Director 2.........    22
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    22
DEATH BENEFITS................................    23
     Beneficiary Information..................    23
     Special Information for Individual
       Non-Tax Qualified Contracts............    24
     During the Purchase Period...............    24
          Interest Guaranteed Death Benefit...    24
          Standard Death Benefit..............    24
     During the Payout Period.................    24
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    25
     Types of Investment Performance
       Information Advertised.................    25
       Total Return Performance Information...    25
       Standard Average Annual Total Return...    25
       Nonstandard Average Annual Total
       Return.................................    25
       Cumulative Total Return................    25
       Annual Change in Purchase Unit Value...    25
       Cumulative Change in Purchase Unit
          Value...............................    26
       Total Return Based on Different
          Investment Amounts..................    26
       An Assumed Account Value of $10,000....    26
     Yield Performance Information............    26
       AGSPC Money Market Division............    26
       Divisions Other Than The AGSPC Money
          Market Division.....................    26
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    26
OTHER CONTRACT FEATURES.......................    32
     Changes That May Not Be Made.............    32
     Change of Beneficiary....................    32
     Contingent Owner.........................    32
     Cancellation -- The 20 Day "Free Look"...    32
     We Reserve Certain Rights................    32
     Relationship to Employer's Plan..........    32
VOTING RIGHTS.................................    32
     Who May Give Voting Instructions.........    32
     Determination of Fund Shares Attributable
       to Your Account........................    33
       During Purchase Period.................    33
       During Payout Period or after a Death
          Benefit Has Been Paid...............    33
     How Fund Shares Are Voted................    33
FEDERAL TAX MATTERS...........................    33
     Type of Plans............................    33
     Tax Consequences in General..............    34
     Effect of Tax-Deferred Accumulations.....    34
YEAR 2000.....................................    36



                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value                       14
Annuitant                           23
Assumed Investment Rate             18
Beneficiary                         23
Contract Owner                      24
Divisions                           25
Fixed Account Options               24
Home Office                         14
Mutual Fund or Fund                 10
Participant                         01
Participant Year                    15
Payout Period                       14
Payout Unit                         18
Purchase Payments                 11, 25
Purchase Period                     14
Purchase Unit                       11
VALIC Separate Account A            32
Variable Account Options          11, 24


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                     MORTALITY     ADMINISTRATION     SEPARATE
                                        AND             AND            ACCOUNT
                                    EXPENSE RISK    DISTRIBUTION       EXPENSE      TOTAL SEPARATE
               FUND                    FEE(3)          FEE(3)       REIMBURSEMENT    ACCOUNT FEE
               ----                 ------------   --------------   -------------   --------------
AGSPC Growth Fund                       0.25%           0.35%              --            0.60%
AGSPC International Government
  Bond Fund                             0.25            0.35               --            0.60
AGSPC Money Market Fund                 0.25            0.35               --            0.60
AGSPC Science & Technology Fund         0.25            0.35               --            0.60
AGSPC Social Awareness Fund             0.25            0.35               --            0.60
AGSPC Stock Index Fund                  0.25            0.35               --            0.60
American Century Ultra Fund(4)          0.25            0.60            (0.21%)          0.64
Dreyfus Founders Growth Fund(4)         0.25            0.60            (0.25)           0.60
Neuberger Berman Guardian Trust
  Fund(4)                               0.25            0.60            (0.25)           0.60
Putnam Global Growth Fund -- Class
  A Shares(4)                           0.25            0.60            (0.25)           0.60
Putnam New Opportunities Fund --
  Class A Shares(4)                     0.25            0.60            (0.25)           0.60
Putnam OTC & Emerging Growth
  Fund -- Class A Shares(4)             0.25            0.60            (0.25)           0.60
Scudder Growth and Income Fund(4)       0.25            0.60            (0.25)           0.60
Templeton Foreign Fund -- Class
  A(4)                                  0.25            0.60            (0.25)           0.60
Vanguard Long-Term
  Corporate Fund(5)                     0.25            0.60            (0.25)           0.60
Vanguard Long-Term Treasury
  Fund(5)                               0.25            0.60            (0.25)           0.60
Vanguard Wellington Fund                0.25            0.60               --            0.85
Vanguard Windsor II Fund                0.25            0.60               --            0.85


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                           MANAGEMENT   12B-1      OTHER      TOTAL FUND
                  FUND                        FEES      FEES    EXPENSES(6)    EXPENSES
                  ----                     ----------   -----   -----------   ----------
AGSPC Growth Fund                             0.80%       --       0.06%         0.86%
AGSPC International Government Bond Fund      0.50        --       0.07          0.57
AGSPC Money Market Fund                       0.50        --       0.07          0.57
AGSPC Science & Technology Fund               0.90        --       0.06          0.96
AGSPC Social Awareness Fund                   0.50        --       0.07          0.57
AGSPC Stock Index Fund                        0.26        --       0.06          0.32
American Century Ultra Fund(8)                1.00        --         --          1.00
Dreyfus Founders Growth Fund(8)               0.67      0.25%      0.16          1.08
Neuberger Berman Guardian Trust
  Fund(7)(8)                                  0.84        --       0.04          0.88
Putnam Global Growth Fund -- Class A
  Shares                                      0.63      0.25       0.22          1.10
Putnam New Opportunities Fund -- Class A
  Shares                                      0.48      0.25       0.20          0.93
Putnam OTC & Emerging Growth Fund --
  Class A Shares                              0.55      0.25       0.18          0.98
Scudder Growth and Income Fund                0.45        --       0.35          0.80
Templeton Foreign Fund -- Class A(8)          0.61      0.25       0.27          1.13
Vanguard Long-Term Corporate Fund(8)          0.28        --       0.02          0.30
Vanguard Long-Term Treasury Fund(8)           0.25        --       0.03          0.28
Vanguard Wellington Fund(8)                   0.28        --       0.02          0.30
Vanguard Windsor II Fund(8)                   0.35        --       0.02          0.37


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

--------------------------------------------------------------------------------

(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Option selected.


(4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, directly to the Division, which may be terminated by the Company at any time without notice.


(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.


(7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1999 fiscal year, NB did not bear any expenses.



(8) The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Dreyfus Founders Growth Fund was formerly known as the Founders Growth Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases Shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio and the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities
    Fund -- Long-Term Treasury Portfolio. The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

EXAMPLE #1 -- If you do not surrender Portfolio Director 2 at the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $15       $47      $ 82       $179
AGSPC International Government Bond Division 13    12        38        67        147
AGSPC Money Market Division 6                      12        38        67        147
AGSPC Science & Technology Division 17             16        51        87        190
AGSPC Social Awareness Division 12                 12        38        67        147
AGSPC Stock Index Division 10                      10        31        53        118
American Century Ultra Division 31                 17        53        91        199
Dreyfus Founders Growth Division 30                17        54        93        203
Neuberger Berman Guardian Trust
  Division 29                                      15        48        83        182
Putnam Global Growth -- Class A Shares Division
  28                                               18        55        94        206
Putnam New Opportunities -- Class A Shares
  Division 26                                      16        50        86        187
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                      16        51        88        193
Scudder Growth and Income Division 21              15        46        79        173
Templeton Foreign -- Class A Division 32           18        56        96        209
Vanguard Long-Term Corporate Division 22           10        30        52        116
Vanguard Long-Term Treasury Division 23             9        29        51        114
Vanguard Wellington Division 25                    12        38        65        145
Vanguard Windsor II Division 24                    13        40        69        153


EXAMPLE #2 -- If you surrender Portfolio Director 2 at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $62      $ 97      $132       $179
AGSPC International Government Bond Division 13        59        88       117        147
AGSPC Money Market Division 6                          59        88       117        147
AGSPC Science & Technology Division 17                 63       100       137        190
AGSPC Social Awareness Division 12                     59        88       117        147
AGSPC Stock Index Division 10                          57        81       103        118
American Century Ultra Division 31                     64       103       141        199
Dreyfus Founders Growth Division 30                    64       104       143        203
Neuberger Berman Guardian Trust
  Division 29                                          62        98       133        182
Putnam Global Growth -- Class A Shares Division 28     64       104       144        206
Putnam New Opportunities -- Class A Shares Division
  26                                                   63        99       136        187
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                          63       101       138        193
Scudder Growth and Income Division 21                  61        96       129        173
Templeton Foreign -- Class A Division 32               64       105       146        209
Vanguard Long-Term Corporate Division 22               56        80       102        116
Vanguard Long-Term Treasury Division 23                56        79       101        114
Vanguard Wellington Division 25                        59        88       115        145
Vanguard Windsor II Division 24                        60        90       119        153


------------

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director 2 offers you a choice from among 18 Variable Account Options and three Fixed Account Options. There may be certain limits on how many investment options you may invest in at any one time.(1) If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you.

--------------------------------------------------------------------------------


             FIXED ACCOUNT
             OPTIONS
-------------------------------------------------------------------------------------------------------------------------
FIXED        Fixed                    Guaranteed high current                  --                     --
OPTIONS      Account Plus             interest income
             ------------------------------------------------------------------------------------------------------------
             Short-Term               Guaranteed current                       --                     --
             Fixed Account            interest income
             ------------------------------------------------------------------------------------------------------------
             Multi-Year Enhanced      Multi-year guaranteed interest income    --                     --
             Fixed
             Account(1)
-------------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT         INVESTMENT
             OPTIONS                  OBJECTIVE                                ADVISER                SUBADVISER
-------------------------------------------------------------------------------------------------------------------------
INDEX        AGSPC Stock              Seeks long-term capital growth through   VALIC                  N/A(2)
EQUITY       Index                    investment in common stocks that, as a
FUND         Fund(3)                  group, are expected to provide
                                      investment results closely corresponding
                                      to the performance of the Standard &
                                      Poor's 500 Stock Index*.
-------------------------------------------------------------------------------------------------------------------------
ACTIVELY     AGSPC Growth             Seeks long-term growth of capital        VALIC                  Wellington
MANAGED      Fund                     through investment primarily in equity                          Management
EQUITY                                securities.                                                     Company, LLP(4)
             ------------------------------------------------------------------------------------------------------------
FUNDS        American Century         Seeks capital growth through investments American Century       N/A
             Ultra Fund               primarily in common stocks that are      Investment Management,
                                      considered to have better-than-average   Inc.
                                      prospects for appreciation.
             ------------------------------------------------------------------------------------------------------------
             Dreyfus Founders         Seeks long-term growth of capital by     Founders Asset         N/A
             Growth                   investing primarily in common stocks of  Management LLC
             Fund                     well-established, high-quality growth
                                      companies.
             ------------------------------------------------------------------------------------------------------------
             Neuberger Berman         Seeks capital appreciation and           Neuberger Berman       Neuberger
             Guardian Trust           secondarily, current income by investing Management Inc.        Berman, LLC
                                      primarily in common stocks of
                                      large-capitalization companies.
             ------------------------------------------------------------------------------------------------------------
             Putnam Global            Seeks capital appreciation. Current      Putnam Investment      N/A
             Growth Fund -- Class A   income is only an incidental             Management Inc.
             Shares                   consideration in selecting investments
                                      for the Fund. The Fund is designed for
                                      investors seeking above-average capital
                                      growth potential through a globally
                                      diversified portfolio of common stocks.
                                      Dividend and interest income is only an
                                      incidental consideration.
             ------------------------------------------------------------------------------------------------------------
             Putnam New Opportunities Seeks long-term capital appreciation.    Putnam Investment      N/A
             Fund -- Class A Shares   Current income is only an incidental     Management Inc.
                                      consideration. The Fund invests
                                      principally in common stocks of
                                      companies in sectors of the economy
                                      which the Fund's investment adviser
                                      believes possess above-average long-term
                                      growth potential.
             ------------------------------------------------------------------------------------------------------------
             Putnam OTC &             Seeks capital appreciation by investing  Putnam Investment      N/A
             Emerging Growth          primarily in common stocks traded in the Management Inc.
             Fund -- Class A Shares   over-the-counter market and common
                                      stocks, of "emerging growth" companies
                                      listed on securities exchanges. The Fund
                                      is designed for investors willing to
                                      assume above-average risk in return for
                                      above average capital growth potential.
             ------------------------------------------------------------------------------------------------------------
             Scudder Growth           Seeks long-term growth of capital,       Scudder Kemper         N/A
             and Income Fund          current income and growth of income by   Investments, Inc.
                                      investing primarily in common stocks,
                                      preferred stocks, and securities
                                      convertible into common stocks of
                                      companies which offer the prospect for
                                      growth of earning while paying current
                                      dividends.
             ------------------------------------------------------------------------------------------------------------
(1)  The Multi-Year Enhanced Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment
     ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period.
     The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the
     Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract. See MVA Option herein.
(2)  Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC Stock Index Fund. VALIC re-assumed direct management of the Fund's investment portfolio on October 1, 1999.
(3)  "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's
     ("S&P"). AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.
(4)  Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective
     September 1, 1999. The investment objective was also changed at that time.

-------------------------------------------------------------------------------------------------------------------------------

                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  OBJECTIVE                                                   ADVISER
-------------------------------------------------------------------------------------------------------------------------------
                    Templeton                Seeks long-term capital growth by investing primarily in    Templeton Global
                    Foreign Fund -- Class A  the equity securities of companies outside the United       Advisors Limited
                                             States, including emerging markets.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard                 Seeks to provide long-term growth of capital by investing   Vanguard
                    Windsor II Fund          mainly in the equity securities of large and medium-size
                                             companies whose stocks are considered by the Fund's
                                             advisers to be undervalued and out of favor with investors.
                                             The Fund's secondary objective is to provide some dividend income.
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard                 Seeks to conserve capital and provide moderate long-term    Wellington Management
FUND                Wellington               growth in capital and income by investing approximately 60% Company, LLP
                    Fund                     to 70% of its assets in dividend-paying stocks of
                                             established, large- and medium-sized companies that, in the adviser's opinion, are undervalued but whose prospects are improving. The remaining 30% to 40% of assets are invested primarily in high- quality, longer-term corporate bonds
                                             with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Seeks high current income through investments primarily in  VALIC
FUNDS               Government               investment grade debt securities issued or guaranteed by
                    Bond Fund                foreign governments.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term       Seeks a high level of current income consistent with the    Wellington Management
                    Corporate Fund           maintenance of principal and liquidity by investing in a    Company, LLP
                                             diversified portfolio of investment grade corporate and
                                             Government bonds.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term       Seeks a high level of current income consistent with the    Vanguard
                    Treasury                 maintenance of principal and liquidity by investing at
                                             least 85% of its total assets in long-term securities
                                             backed by the full faith and credit of the U.S. Government.
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Seeks long-term growth of capital through investment        VALIC
FUNDS               Technology               primarily in the common stocks and equity-related
                    Fund                     securities of companies that are expected to benefit from
                                             the development, advancement and use of science and
                                             technology.
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Seeks growth of capital through investment, primarily in    VALIC
                    Awareness                common stocks, in companies which meet the social criteria
                    Fund                     established for the Fund.
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Seeks liquidity, protection of capital and current income   VALIC
MARKET              Market                   through investments in short-term money market instruments.
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------


                     SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------   --
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND
-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------   --
                     N/A
                    -----------------------------------------------------------------------------------------------------------   --
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS                Associates, Inc.
                    -----------------------------------------------------------------------------------------------------------   --
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.


Withdrawals are always subject to your plan generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.60% to 0.85% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing


To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

--------------------------------------------------------------------------------


Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


                                                                                                                  JANUARY 2,
                                                                 DECEMBER 31, 1999        DECEMBER 31, 1998          1998
                                                             -------------------------   --------------------   ---------------
                                                              PURCHASE      PURCHASE     PURCHASE   PURCHASE       PURCHASE
                                                             UNIT VALUES      UNIT        UNITS       UNIT           UNIT
                                                              IN FORCE       VALUES      IN FORCE     VALUE        VALUE(1)
                                                             -----------   -----------   --------   ---------   ---------------
AGSPC Growth Division 15....................................   3,034,597    $2.638280      3,570    $2.471473     $ 2.104727
AGSPC International Government Bond Division 13.............     308,660     1.661837      1,531     1.777571       1.527262
AGSPC Money Market Division 6...............................   7,687,167     1.909470        475     1.833793       1.754106
AGSPC Science & Technology Division 17......................   3,286,480     6.536543      6,377     3.272354       2.316348
AGSPC Social Awareness Division 12..........................     631,193     4.596034      1,451     3.897214       3.080009
AGSPC Stock Index Division 10...............................  11,637,991     5.981762     30,811     4.991135       3.910065
American Century Ultra Division 31..........................   1,613,349     2.527648     23,002     1.798208       1.345142
Dreyfus Founders Growth Division 30.........................  23,525,351     2.316600     12,861     1.676366       1.349043
Neuberger Berman Guardian Trust Division 29.................     112,799     1.528673        253     1.418252       1.393834
Putnam Global Growth -- Class A Division 28.................   7,494,551     2.603644      5,760     1.591007       1.243031
Putnam New Opportunities -- Class A Division 26.............  21,386,431     2.459834     10,797     1.459115       1.180356
Putnam OTC & Emerging Growth -- Class A Division 27.........   1,605,024     2.542500      3,073     1.127653       1.022171
Scudder Growth and Income Division 21.......................   2,230,357     1.670148      3,163     1.582856       1.501484
Templeton Foreign -- Class A Division 32....................     503,020     1.560956      2,604     1.123840       1.188439
Vanguard Long-Term Corporate Division 22....................   3,874,406     1.267698        883     1.360696       1.254327
Vanguard Long-Term Treasury Division 23.....................   1,466,945     1.256142      7,820     1.384079       1.232803
Vanguard Wellington Division 25.............................  13,813,418     1.641601      9,214     1.585688       1.427280
Vanguard Windsor II Division 24.............................  18,903,967     1.653581     29,953     1.770257       1.534466


------------

(1) Purchase Unit Value At Date of Inception.


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.




MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information


The Distributor's
address is
2929 Allen Parkway,
Houston, Texas 77019.



For more information
about the Distributor
see "Distribution of Variable
Annuity Contracts" in
the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all eighteen Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser and, for 2 of such funds, have one of the following sub-advisers:
  Wellington Management Company, LLP and T. Rowe Price Associates, Inc.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Dreyfus Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser. The Funds were formerly known as Founders Funds, Inc.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twelve of the Mutual Funds are also available to the general public.


Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC.


PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

  individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.


We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 21 investment options offered in Portfolio Director 2. This includes 3 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 21 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


Fixed Account Options

The Fixed Account Plus and the Short Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a

--------------------------------------------------------------------------------


portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:


  Value of Your Fixed Account Options*

= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

   * This value may be subject to a market value adjustment under the MVA
     Option.


Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)
Multi-Year       Up to 100%    At any time  Withdrawals or
 Enhanced                                   Transfers
 Fixed                                      subject to
 Account(3):                                market value
                                            adjustment if
                                            prior to the end
                                            of an MVA term.
                                            Each MVA Band
                                            will require a
                                            minimum transfer
                                            amount as
                                            described in the
                                            Contract.(4)


---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.


(4) The minimum transfer amount may be changed from time to time by the Company.



From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Account or to other investment options.


DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                           % OF ACCOUNT
                ----------------------------------     OTHER
ACCOUNT OPTION      VALUE           FREQUENCY       RESTRICTIONS
--------------  -------------  -------------------  ------------
Variable:        Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable
 Payout:         Up to 100%    Once every 365 days      None
                 of money in
                  variable
                option payout
Fixed:          Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.


Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

--------------------------------------------------------------------------------

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING


The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.



The surrender charge may also be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and


- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.


SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.60% to 0.85% during the Purchase Period and 1.00% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing, (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and on the administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be

--------------------------------------------------------------------------------

reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

--------------------------------------------------------------------------------


MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your contract for additional information on the MVA Option.


PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.


PAYOUT UNIT -- a measuring


unit used to calculate Payout


Payments from your Variable


Account Option. Payout Unit


values will vary with the


investment experience of the


VALIC Separate Account A


Division you have selected.


ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.


Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.


For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once

--------------------------------------------------------------------------------

revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to contract forms other than Portfolio Director and Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

--------------------------------------------------------------------------------

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

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

--------------------------------------------------------------------------------

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

--------------------------------------------------------------------------------

than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be.
Also, a Contingent Contract Owner
may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus, Short-Term
Fixed Account and Multi-Year
Enhanced Fixed Account. Each
option of this type is
guaranteed to earn at least a
minimum rate of interest.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

Standard Average Annual Total Return


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total
Return

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

Cumulative Total Return


Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Division's Annual Change in Purchase Unit Value.

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different
Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market Division

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.71%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.82%.


Divisions Other Than The AGSPC Money Market Division

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.


The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.60% to 0.85% during the Purchase Period on the daily average net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)*



                                                               DIVISION
                                                              INCEPTION       SINCE
                     FUND AND DIVISION                           DATE       INCEPTION    10 YEARS    5 YEARS      1 YEAR
                     -----------------                        ---------     ---------    --------    -------      ------
AGSPC Growth Fund (Division 15).............................  07/11/1994        20.38%         --       20.75%       1.90%
AGSPC International Government Bond Fund (Division 13)......  10/01/1991         6.27          --        3.83      (10.76)
AGSPC Money Market Fund (Division 6)........................  01/16/1986           --        4.16%       3.57       (0.61)
AGSPC Science & Technology Fund (Division 17)...............  07/11/1994        42.30          --       38.84       94.65
AGSPC Social Awareness Fund (Division 12)...................  10/02/1989           --       16.27       27.08       12.87
AGSPC Stock Index Fund (Division 10)........................  04/20/1987           --       16.85       27.01       14.79
American Century Ultra (Division 31)........................  07/01/1996        27.45          --          --       35.50
Dreyfus Founders Growth (Division 30).......................  07/01/1996        24.81          --          --       33.13
Neuberger Berman Guardian Trust (Division 29)...............  07/01/1996         9.84          --          --        2.89
Putnam Global Growth -- Class A (Division 28)...............  07/01/1996        29.10          --          --       58.57
Putnam New Opportunities -- Class A (Division 26)...........  07/01/1996        27.71          --          --       63.50
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/1996        28.24          --          --      120.36
Scudder Growth and Income (Division 21)(1)..................  07/01/1996        13.39          --          --        0.72
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/1996        11.14          --          --       33.83
Vanguard Long-Term Corporate (Division 22)**................  07/01/1996         3.90          --          --      (11.07)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/1996         4.22          --          --      (13.37)
Vanguard Wellington (Division 25)...........................  07/01/1996        12.20          --          --       (1.18)
Vanguard Windsor II (Division 24)...........................  07/01/1996        12.99          --          --      (10.84)


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)*



                                                                 FUND
                                                              INCEPTION       SINCE
                     FUND AND DIVISION                           DATE       INCEPTION    10 YEARS    5 YEARS      1 YEAR
                     -----------------                        ---------     ---------    --------    -------      ------
AGSPC Growth (Division 15)..................................  04/29/1994        18.58%         --       20.75%       1.90%
AGSPC Science & Technology (Division 17)....................  04/29/1994        39.16          --       38.84       94.65
American Century Ultra (Division 31)........................  11/02/1981           --       23.50%      28.33       35.50
Dreyfus Founders Growth (Division 30).......................  01/05/1962           --       19.24       28.86       33.13
Neuberger Berman Guardian Trust (Division 29)...............  08/03/1993        12.43          --       13.86        2.89
Putnam Global Growth -- Class A (Division 28)...............  09/01/1967           --       15.47       25.04       58.57
Putnam New Opportunities -- Class A (Division 26)...........  08/31/1990        31.17          --       31.93       63.50
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/1982           --       23.37       34.01      120.36
Scudder Growth and Income (Division 21)(1)..................  11/13/1984           --       13.35       17.13        0.72
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/1982           --       10.59       11.79       33.83
Vanguard Long-Term Corporate (Division 22)**................  07/09/1973           --        7.54        6.47      (11.07)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/1986           --        7.11        6.78      (13.37)
Vanguard Wellington (Division 25)...........................  07/01/1929           --       11.49       15.69       (1.18)
Vanguard Windsor II (Division 24)...........................  06/24/1985           --       12.73       18.47      (10.84)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A Shares.

                                                                       TABLE III

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

      (FROM SEPARATE ACCOUNT DIVISION FUND INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth Fund (Division 15).............................  07/11/94      20.46%        --      21.30%     6.75%
AGSPC International Government Bond (Division 13)...........  10/01/91       6.35         --       4.75     (6.51)
AGSPC Money Market (Division 6).............................  01/16/86         --       4.24%      4.50      4.13
AGSPC Science & Technology (Division 17)....................  07/11/94      42.39         --      39.20     99.75
AGSPC Social Awareness (Division 12)........................  10/02/89         --      16.35      27.55     17.93
AGSPC Stock Index (Division 10).............................  04/20/87         --      16.93      27.48     19.85
American Century Ultra (Division 31)........................  07/01/96      28.30         --         --     40.56
Dreyfus Founders Growth (Division 30).......................  07/01/96      25.70         --         --     38.19
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      11.02         --         --      7.79
Putnam Global Growth -- Class A (Division 28)...............  07/01/96      29.93         --         --     63.65
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96      28.56         --         --     68.58
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96      29.08         --         --    125.47
Scudder Growth & Income (Division 21)(1)....................  07/01/96      14.49         --         --      5.51
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/96      12.29         --         --     38.89
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       5.25         --         --     (6.83)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       5.55         --         --     (9.24)
Vanguard Wellington (Division 25)...........................  07/01/96      13.33         --         --      3.53
Vanguard Windsor II (Division 24)...........................  07/01/96      14.11         --         --     (6.59)


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE IV

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.66%        --      21.30%     6.75%
AGSPC Science & Technology (Division 17)....................  04/29/94      39.25         --      39.20     99.75
American Century -- Ultra (Division 31).....................  11/02/81         --      23.57%     28.78     40.56
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      19.32      29.31     38.19
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.51         --      14.53      7.79
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.56      25.53     63.65
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      31.24         --      32.35     68.58
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      23.45      34.41    125.47
Scudder Growth & Income (Division 21)(1)....................  11/13/84         --      13.43      17.74      5.51
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/82         --      10.67      12.50     38.89
Vanguard Long-Term Corporate Portfolio (Division 22)**......  07/09/73         --       7.62       7.31     (6.83)
Vanguard Long-Term Treasury Portfolio (Division 23)**.......  05/19/86         --       7.19       7.61     (9.24)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.57      16.32      3.53
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.81      19.06     (6.59)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                               DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                           DATE      INCEPTION    10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ----------   ----------   --------   -------   ------
AGSPC Growth (Division 15)..................................  07/11/1994     176.86%         --    162.65%     6.75%
AGSPC International Government Bond (Division 13)...........  10/01/1991      66.18          --     26.11     (6.51)
AGSPC Money Market (Division 6).............................  01/16/1986         --       51.53%    24.63      4.13
AGSPC Science & Technology (Division 17)....................  07/11/1994     591.00          --    422.67     99.75
AGSPC Social Awareness (Division 12)........................  10/02/1989         --      354.60    237.56     17.93
AGSPC Stock Index (Division 10).............................  04/20/1987         --      377.74    236.64     19.85
American Century Ultra (Division 31)........................  07/01/1996     139.23          --        --     40.56
Dreyfus Founders Growth (Division 30).......................  07/01/1996     122.68          --        --     38.19
Neuberger Berman Guardian Trust (Division 29)...............  07/01/1996      44.19          --        --      7.79
Putnam Global Growth -- Class A (Division 28)...............  07/01/1996     150.01          --        --     63.65
Putnam New Opportunities -- Class A (Division 26)...........  07/01/1996     140.94          --        --     68.58
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/1996     144.32          --        --    125.47
Scudder Growth & Income (Division 21)(1)....................  07/01/1996      60.57          --        --      5.51
Templeton Foreign -- Class A (Division 32)(2)...............  07/01/1996      50.04          --        --     38.89
Vanguard Long-Term Corporate (Division 22)**................  07/01/1996      19.60          --        --     (6.83)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/1996      20.81          --        --     (9.24)
Vanguard Wellington (Division 25)...........................  07/01/1996      54.97          --        --      3.53
Vanguard Windsor II (Division 24)...........................  07/01/1996      58.70          --        --     (6.59)


---------------

* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.

** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                 FUND
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                           DATE      INCEPTION    10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ----------   ----------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/1994      163.83%        --    162.65%     6.75%
AGSPC Science & Technology (Division 17)....................  04/29/1994      553.65         --    422.67     99.75
American Century Ultra (Division 31)........................  11/02/1981          --     730.13%   254.26     40.56
Dreyfus Founders Growth (Division 30).......................  01/05/1962          --     484.77    261.57     38.19
Neuberger Berman Guardian Trust (Division 29)...............  08/03/1993      112.94         --     97.03      7.79
Putnam Global Growth -- Class A (Division 28)...............  09/01/1967          --     324.72    211.76     63.65
Putnam New Opportunities -- Class A (Division 26)...........  08/31/1990    1,163.09         --    306.13     68.58
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/1982          --     722.16    338.63    125.47
Scudder Growth and Income (Division 21)(1)..................  11/13/1984          --     252.56    126.27      5.51
Templeton Foreign -- Class A (Division 32)(2)...............  10/05/1982          --     175.70     80.22     38.89
Vanguard Long-Term Corporate (Division 22)**................  07/09/1973          --     108.38     42.29     (6.83)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/1986          --     100.31     44.32     (9.24)
Vanguard Wellington (Division 25)...........................  07/01/1929          --     198.98    112.97      3.53
Vanguard Windsor II (Division 24)...........................  06/24/1985          --     233.86    139.19     (6.59)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.


* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------
FUND AND DIVISION                      1999        1998        1997        1996        1995
-----------------------------------   -------     -------     -------     -------     -------
AGSPC Growth (Division 15)(1)......      6.75%      17.42%      20.25%      18.62%      46.89%
AGSPC International Government Bond
 (Division 13)(1)..................     (6.51)      16.39       (5.40)       3.77       18.07
AGSPC Money Market (Division
 6)(1).............................      4.13        4.54        4.54        4.38        4.92
AGSPC Science & Technology
 (Division 17)(1)..................     99.75       41.27        1.97       13.11       60.59
AGSPC Social Awareness (Division
 12)(1)............................     17.93       26.53       33.00       23.20       38.05
AGSPC Stock Index (Division
 10)(1)............................     19.85       27.65       32.24       21.97       36.42
American Century Ultra (Division
 31)...............................     40.56       33.68       22.19        4.19          --
Dreyfus Founders Growth (Division
 30)...............................     38.19       24.26       25.71        3.15          --
Neuberger Berman Guardian Trust
 (Division 29).....................      7.79        1.75       17.09       12.28          --
Putnam Global Growth -- Class A
 (Division 28).....................     63.65       27.99       12.63        5.97          --
Putnam New Opportunities -- Class A
 (Division 26).....................     68.58       23.62       21.76       (5.04)         --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    125.47       10.32        9.51      (10.30)         --
Scudder Growth and Income (Division
 21)(2)............................      5.51        5.42       29.25       11.69          --
Templeton Foreign -- Class A
 (Division 32)(3)..................     38.89       (5.44)       5.98        7.79          --
Vanguard Long-Term Corporate
 (Division 22)***..................     (6.83)       8.48       12.74        4.96          --
Vanguard Long-Term Treasury
 (Division 23)***..................     (9.24)      12.27       12.87        5.05          --
Vanguard Wellington (Division
 25)...............................      3.53       11.10       22.09       10.36          --
Vanguard Windsor II (Division
 24)...............................     (6.59)      15.37       31.16       12.28          --

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     ------------------------------------------------------
FUND AND DIVISION                     1994       1993        1992        1991        1990
-----------------------------------  ------     -------     -------     -------     -------
AGSPC Growth (Division 15)(1)......    5.41%         --          --          --          --
AGSPC International Government Bond
 (Division 13)(1)..................    3.83       13.50%       2.45%       9.14%         --
AGSPC Money Market (Division
 6)(1).............................    3.17        2.07        2.63        4.90        7.25%
AGSPC Science & Technology
 (Division 17)(1)..................   32.20          --          --          --          --
AGSPC Social Awareness (Division
 12)(1)............................   (2.03)       7.25        2.71       27.08       (1.81)
AGSPC Stock Index (Division
 10)(1)............................    0.10        9.20        6.00       28.17       (4.44)
American Century Ultra (Division
 31)...............................      --          --          --          --          --
Dreyfus Founders Growth (Division
 30)...............................      --          --          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................      --          --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................      --          --          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................      --          --          --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...      --          --          --          --          --
Scudder Growth and Income (Division
 21)(2)............................      --          --          --          --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................      --          --          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................      --          --          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................      --          --          --          --          --
Vanguard Wellington (Division
 25)...............................      --          --          --          --          --
Vanguard Windsor II (Division
 24)...............................      --          --          --          --          --


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
FUND AND DIVISION                     1999        1998        1997        1996        1995
-----------------------------------   ------      ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......   176.86%     159.36%     120.87%      83.68%      54.84%
AGSPC International Government Bond
 (Division 13)(1)..................    66.18       77.76       52.73       61.45       55.59
AGSPC Money Market (Division
 6)(1).............................    51.53       45.53       39.21       33.16       27.57
AGSPC Science & Technology
 (Division 17)(1)..................   591.00      245.93      144.87      140.14      112.30
AGSPC Social Awareness (Division
 12)(1)............................   354.60      285.48      204.65      129.06       85.92
AGSPC Stock Index (Division
 10)(1)............................   377.74      298.62      212.28      136.14       93.60
American Century Ultra (Division
 31)...............................   139.23       70.19       27.31        4.19          --
Dreyfus Founders Growth (Division
 30)...............................   122.68       61.14       29.68        3.15          --
Neuberger Berman Guardian Trust
 (Division 29).....................    44.19       33.78       31.47       12.28          --
Putnam Global Growth -- Class A
 (Division 28).....................   150.01       52.77       19.36        5.97          --
Putnam New Opportunities -- Class A
 (Division 26).....................   140.94       42.92       15.62       (5.04)         --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...   144.32        8.36       (1.77)     (10.30)         --
Scudder Growth and Income (Division
 21)(2)............................    60.57       52.18       44.36       11.69          --
Templeton Foreign -- Class A
 (Division 32)(3)..................    50.04        8.03       14.24        7.79          --
Vanguard Long-Term Corporate
 (Division 22)***..................    19.60       28.37       18.33        4.96          --
Vanguard Long-Term Treasury
 (Division 23)***..................    20.81       33.11       18.56        5.05          --
Vanguard Wellington (Division
 25)...............................    54.97       49.69       34.74       10.36          --
Vanguard Windsor II (Division
 24)...............................    58.70       69.90       47.27       12.28          --

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
FUND AND DIVISION                     1994      1993        1992        1991        1990
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......    5.41%        --          --          --          --
AGSPC International Government Bond
 (Division 13)(1)..................   31.78      26.92%      11.82%       9.14%
AGSPC Money Market (Division
 6)(1).............................   21.59      17.85       15.46       12.50        7.25%
AGSPC Science & Technology
 (Division 17)(1)..................   32.20         --          --          --          --
AGSPC Social Awareness (Division
 12)(1)............................   34.67      37.46       28.17       24.78       (1.81)
AGSPC Stock Index (Division
 10)(1)............................   41.91      41.77       29.83       22.48       (4.44)
American Century Ultra (Division
 31)...............................      --         --          --          --          --
Dreyfus Founders Growth (Division
 30)...............................      --         --          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................      --         --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................      --         --          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................      --         --          --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...      --         --          --          --          --
Scudder Growth and Income (Division
 21)(2)............................      --         --          --          --          --
Templeton Foreign -- Class A
 (Division 32)(3)..................      --         --          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................      --         --          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................      --         --          --          --          --
Vanguard Wellington (Division
 25)...............................      --         --          --          --          --
Vanguard Windsor II (Division
 24)...............................      --         --          --          --          --


---------------


* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.



** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



*** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) For periods prior to 1996, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for a stated period in a corresponding Division of Separate Account a for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director 2 other than the surrender charge and account maintenance fee. The contracts offered by this prospectus became available for purchase on July 1, 1996.



(2) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(3) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                      TABLE VIII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


                    (PERIOD FROM UNDERLYING FUND INCEPTION)


                                                  ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                                  ---------------------------------------------------------------------------
FUND AND DIVISION***                               1999        1998       1997       1996       1995       1994       1993
------------------------------------------------   ------      -----      -----      -----      -----      -----      -----
AGSPC Growth (Division 15)......................     6.75%     17.42%     20.25%     18.62%     46.89%      0.45%        --
AGSPC Science & Technology (Division 17)........    99.75      41.27       1.97      13.11      60.59      25.06         --
American Century Ultra (Division 31)............    40.56      33.68      22.19      12.86      36.71      (4.24)    20.98%
Dreyfus Founders Growth (Division 30)...........    38.19      24.26      25.71      15.79      44.66      (3.90)     24.76
Neuberger Berman Guardian Trust (Division 29)...     7.79       1.75      17.09      16.98      31.16       0.93       7.08
Putnam Global Growth -- Class A (Division 28)...    63.65      27.99      12.63      15.80      14.11      (1.43)     31.02
Putnam New Opportunities -- Class A (Division
 26)............................................    68.58      23.62      21.76      10.12      45.34       2.71      31.86
Putnam OTC & Emerging Growth -- Class A
 (Division 27)..................................   125.47      10.32       9.51       3.94      54.93       1.64      31.22
Scudder Growth and Income (Division 21)(1)......     5.51       5.42      29.25      21.06      30.01       1.74      14.59
Templeton Foreign -- Class A (Division 32)(2)...    38.89      (5.44)      5.98      17.18      10.49      (0.23)     35.94
Vanguard Long-Term Corporate (Division
 22)****........................................    (6.83)      8.48      12.74      (0.32)     25.28      (6.07)     13.51
Vanguard Long-Term Treasury (Division 23)****...    (9.24)     12.27      12.87      (2.69)     28.95      (7.80)     15.78
Vanguard Wellington (Division 25)...............     3.53      11.10      22.09      15.12      31.74      (1.32)     12.54
Vanguard Windsor II (Division 24)...............    (6.59)     15.37      31.16      23.00      37.59      (1.99)     12.63


                                                  ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                                  -----------------------------
FUND AND DIVISION***                               1992       1991       1990
------------------------------------------------   -----      -----      ------
AGSPC Growth (Division 15)......................      --         --          --
AGSPC Science & Technology (Division 17)........      --         --          --
American Century Ultra (Division 31)............   0.60%     85.05%       8.64%
Dreyfus Founders Growth (Division 30)...........    3.62      46.44      (11.10)
Neuberger Berman Guardian Trust (Division 29)...      --         --          --
Putnam Global Growth -- Class A (Division 28)...   (0.35)     17.25       (9.71)
Putnam New Opportunities -- Class A (Division
 26)............................................   24.82      66.42       10.54
Putnam OTC & Emerging Growth -- Class A
 (Division 27)..................................   12.00      39.94      (10.34)
Scudder Growth and Income (Division 21)(1)......    8.62      27.03       (3.14)
Templeton Foreign -- Class A (Division 32)(2)...   (0.49)     17.54       (3.56)
Vanguard Long-Term Corporate (Division
 22)****........................................    8.83      19.85        5.31
Vanguard Long-Term Treasury (Division 23)****...    6.49      16.41        4.89
Vanguard Wellington (Division 25)...............    7.00      22.57       (3.61)
Vanguard Windsor II (Division 24)...............   11.02      27.56      (10.71)


                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
FUND AND DIVISION***                   1999       1998        1997        1996        1995
-----------------------------------  --------     ------      ------      ------      ------
AGSPC Growth (Division 15).........    163.83%    147.15%     110.47%      75.03%      47.55%
AGSPC Science & Technology
 (Division 17).....................    553.65     227.24      131.63      127.16      100.83
American Century Ultra (Division
 31)...............................    730.13     490.57      341.77      261.53      220.34
Dreyfus Founders Growth (Division
 30)...............................    484.77     323.16      240.54      170.89      133.95
Neuberger Berman Guardian Trust
 (Division 29).....................    112.94      97.56       94.15       65.81       41.75
Putnam Global Growth -- Class A
 (Division 28).....................    324.72     159.53      102.77       80.03       55.46
Putnam New Opportunities -- Class A
 (Division 26).....................  1,163.09     649.23      506.09      397.79      352.03
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...    722.16     264.65      230.54      201.83      190.40
Scudder Growth and Income (Division
 21)(1)............................    252.56     234.14      216.96      145.24      102.57
Templeton Foreign -- Class A
 (Division 32)(2)..................    175.70      98.50      109.91       98.07       69.03
Vanguard Long-Term Corporate
 (Division 22)****.................    108.38     123.67      106.19       82.88       83.47
Vanguard Long-Term Treasury
 (Division 23)****.................    100.31     120.72       96.59       74.18       78.99
Vanguard Wellington (Division
 25)...............................    198.98     188.79      159.94      112.90       84.95
Vanguard Windsor II (Division
 24)...............................    233.86     257.42      209.81      136.21       92.04


                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
FUND AND DIVISION***                  1994      1993        1992        1991        1990
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).........    0.45%        --          --          --          --
AGSPC Science & Technology
 (Division 17).....................   25.06         --          --          --          --
American Century Ultra (Division
 31)...............................  134.33     144.69%     102.25%     101.03%       8.64%
Dreyfus Founders Growth (Division
 30)...............................   61.73      68.30       34.90       30.18      (11.10)
Neuberger Berman Guardian Trust
 (Division 29).....................    8.07       7.08          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................   36.23      38.21        5.49        5.86       (9.71)
Putnam New Opportunities -- Class A
 (Division 26).....................  211.00     202.81      129.64       83.97       10.54
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...   87.44      84.41       40.53       25.47      (10.34)
Scudder Growth and Income (Division
 21)(1)............................   55.81      53.15       33.65       23.05       (3.14)
Templeton Foreign -- Class A
 (Division 32)(2)..................   52.98      53.34       12.79       13.36       (3.56)
Vanguard Long-Term Corporate
 (Division 22)****.................   46.45      55.92       37.37       26.21        5.31
Vanguard Long-Term Treasury
 (Division 23)****.................   38.80      50.54       30.02       22.10        4.89
Vanguard Wellington (Division
 25)...............................   40.39      42.26       26.41       18.14       (3.61)
Vanguard Windsor II (Division
 24)...............................   39.58      42.41       26.45       13.89      (10.71)


------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.



** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



*** The Tables reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



**** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this Fund at net asset value and without sales charges general applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;


  - Section 401(a), and 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs.

  - Section 408(p) SIMPLE retirement
     accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee

--------------------------------------------------------------------------------

retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, revising its previous position by modifying a contrary ruling it had issued in 1981.



In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.


It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for Federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

--------------------------------------------------------------------------------

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------




As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY


----------------------------------------------------------------------------
    Participant/Contract Owner Name:
    ------------------------------------------------------------------------
    Social Security Number:
    ------------------------------------------------------------------------
    Birth Date:
----------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer
Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    3
    Marketing Information...........................    3
    Endorsements and Published Ratings..............    4
Types of Variable Annuity Contracts.................    5
Federal Tax Matters.................................    5
    Tax Consequences of Purchase Payments...........    5
    Tax Consequences of Distributions...............    7
    Special Tax Consequences -- Early
      Distribution..................................    8
    Special Tax Consequences -- Required
      Distributions.................................    9
    Tax Free Rollovers, Transfers and Exchanges.....   10
Exchange Privilege..................................   10
    Exchanges From Portfolio Director...............   11
    Exchanges From Independence Plus Contracts......   11
    Exchanges From V-Plan Contracts.................   12
    Exchanges From SA-1 and SA-2 Contracts..........   13
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   16
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total
      Surrender.....................................   18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    AGSPC Money Market Division Yields..............   19
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   19
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   19
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   20
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   20
    Standardized Yield for Bond Fund Divisions......   20
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   20
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   20
    Calculation of Average Annual Total Return......   21
    Calculation of MVA Option.......................   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   22
    Performance Compared to Market Indices..........   22
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   24
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   24



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   25
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   25
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   26
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   26
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   27
    Dreyfus Founders Growth Division Thirty Compared
      to S&P 500 Index..............................   28
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   28
    Putnam Global Growth -- Class A Division Twenty-
      eight Compared to MCSI All Country World File
      Index and S&P 500 Index.......................   29
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   30
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   30
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   31
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   31
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Lehman Long Term Corporate AA or
      Better Bond Index.............................   32
    Vanguard Long-Term U.S. Treasury Division
      Twenty-three Compared to Lehman Brothers
      Treasury Long-Term Index......................   32
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   33
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   34
Payout Payments.....................................   35
    Assumed Investment Rate.........................   35
    Amount of Payout Payments.......................   35
    Payout Unit Value...............................   35
    Illustration of Calculation of Payout Unit
      Value.........................................   36
    Illustration of Payout Payments.................   36
Distribution of Variable Annuity Contracts..........   37
Experts.............................................   37
Comments on Financial Statements....................   37

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ..............................................................................


                          PORTFOLIO DIRECTOR CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).



                             (Please Print or Type)



-------------------------------------------------------------------------------------------------------------------
Name: -----------------------------------------------------  G.A. # -----------------------------------------------

Address: --------------------------------------------------  Policy # ---------------------------------------------

-----------------------------------------------------------

Social Security Number: -----------------------------------
-------------------------------------------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 9875-40  REV 5/00

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

                                [MOMENTO PHOTO]

                                            PORTFOLIO DIRECTOR(R) PLUS
                                                SEPARATE ACCOUNT A
                                                FOR SERIES 1 -- 12

                                                 Units of Interest
                                                 Under Group and
                                                 Individual Variable
                                                 Annuity Contracts
                                                 Portfolio Director Plus

                                                 Prospectus
                                                 May 1, 2000

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS



SUPPLEMENT ISSUED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000



The Variable Annuity Life Insurance Company (the "Company") filed an application with the Securities and Exchange Commission ("SEC") as of March 31, 2000 requesting an order allowing the Company to replace the shares of American General Domestic Bond Fund of American General Series Portfolio Company 3 ("AGSPC 3"), T. Rowe Price Small-Cap Stock Fund, Dreyfus Variable Investment Fund -- Small Cap Portfolio, Scudder Growth and Income Fund, Neuberger Berman Guardian Trust and Dreyfus Founders Growth Fund, each of which is a Variable Investment Option currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General Series Portfolio Company ("AGSPC").



The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Substitute Series will have substantially the same investment objective, practices and restrictions as the Replaced Series. In the case of Dreyfus Variable Investment Fund -- Small Cap Portfolio and T. Rowe Price Small-Cap Stock Fund, Inc., the Substitute Series will have two sub-advisers, one of which is the Replaced Series' current investment adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced Series' current investment adviser, Founders Asset Management LLC, as its sub-adviser. In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.



The proposed substitutions and respective sub-advisers are:



REPLACED SERIES                                         SUBSTITUTE SERIES
Dreyfus Variable Investment Fund --
Small-Cap Portfolio                             --      AGSPC American General Select Small-Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
T. Rowe Price Small-Cap Stock Fund, Inc.        --      AGSPC American General Select Small Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
Scudder Growth and Income Fund                  --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Neuberger Berman Guardian Trust                 --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Dreyfus Founders Growth Fund                    --      AGSPC American General Founders Growth Fund (Founders
                                                        Asset Management LLC)
AGSPC 3 American General Domestic Bond Fund     --      AGSPC 3 American General Core Bond Fund (American
                                                        General Investment Management, L.P.)


--------------------------------------------------------------------------------


You should note that:



- No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the substitutions.



- The elections you have on file for allocating your account value, premium payments and deductions will remain unchanged until you direct us otherwise.



- You will not bear any expenses relating to the substitutions.



- Although for two of the substitutions (Dreyfus Variable Investment
  Fund -- Small Cap Portfolio and Scudder Growth and Income Fund) total contract holder expenses are expected to be slightly higher for the Replaced Series, the substitutions will result in a change to a sub-adviser with a superior performance record.



- On the effective date of the substitution, your account value in the Variable Account Option will be the same as before the substitution.



- The substitution will have no tax consequences for you.



The Company expects to complete the substitutions before October 2000. The newly created series of AGSPC will commence operations at the time of the substitutions. Completion of the substitutions is conditioned upon obtaining the approval of the SEC and state insurance authorities, if applicable. Of course, you may transfer amounts in your Contract among the Variable Investment Options and Fixed Options, as usual. The substitutions will not be treated as a transfer for purposes of the transfer provisions of your Contract. In addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.



We will send you a prospectus for AGSPC 3 and the new series of AGSPC, and notice of the actual date of the substitutions, after we receive SEC approval. You will receive confirmation when the substitution is complete.



Should you have any questions, you may contact us at 1-800-448-2542 (selection
1).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR--Register Mark-- PLUS
SEPARATE ACCOUNT A

FOR SERIES 1 TO 12                                                   May 1, 2000


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director Plus permits you to invest in and receive retirement benefits in one or more Fixed Account Options* and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.



* One of the Fixed Account Options, the Multi-Year Enhanced Fixed Account, will be available approximately May 22, 2000, subject to state approval.


--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1

FEE TABLE.....................................     2

SUMMARY.......................................     7

SELECTED PURCHASE UNIT DATA...................    14

GENERAL INFORMATION...........................    15
     About Portfolio Director Plus............    15
     About VALIC..............................    15
     About VALIC Separate Account A...........    15
     Units of Interests.......................    16
     Distribution of the Contracts............    16

VARIABLE ACCOUNT OPTIONS......................    16

PURCHASE PERIOD...............................    17
     Purchase Payments........................    17
     Purchase Units...........................    18
     Calculation of Purchase Unit Value.......    18
     Choosing Investment Options..............    18
          Fixed Account Options...............    18
          Variable Account Options............    19
     Stopping Purchase Payments...............    19

TRANSFERS BETWEEN INVESTMENT OPTIONS..........    20
     During the Purchase Period...............    20
     During the Payout Period.................    20
     Communicating Transfer or Reallocation
       Instructions...........................    20
     Effective Date of Transfer...............    21
     Market Timing............................    21

FEES AND CHARGES..............................    21
     Account Maintenance Fee..................    21
     Surrender Charge.........................    21
          Amount of Surrender Charge..........    22
          10% Free Withdrawal.................    22
          Exceptions to Surrender Charge......    22
     Premium Tax Charge.......................    22
     Separate Account Charges.................    22
     Fund Annual Expense Charges..............    23
     Other Tax Charges........................    23
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    23
     Separate Account Expense Reimbursement...    24
     Market Value Adjustment..................    24

PAYOUT PERIOD.................................    25
     Fixed Payout.............................    25
     Variable Payout..........................    25
     Combination Fixed and Variable Payout....    25
     Payout Date..............................    25
     Payout Options...........................    25
     Enhancements to Payout Options...........    26
     Payout Information.......................    26

SURRENDER OF ACCOUNT VALUE....................    27
     When Surrenders Are Allowed..............    27
     Amount That May Be Surrendered...........    27
     Surrender Restrictions...................    27
     Partial Surrenders.......................    27
     Systematic Withdrawals...................    27
     Distributions Required by Federal Tax
       Law....................................    28

EXCHANGE PRIVILEGE............................    28
     Restrictions on Exchange Privilege.......    28
     Taxes and Conversion Costs...............    28



                                                PAGE
                                                ----
     Surrender Charges........................    28
     Exchange Offers for Contracts Other Than
       Portfolio Director Plus................    29
     Comparison of Portfolio Director and
       Portfolio Director 2 Contracts to
       Portfolio Director Plus Contracts......    29
     Comparison of Other Contracts............    29
     Features of Portfolio Director Plus......    29
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    30

DEATH BENEFITS................................    31
     Beneficiary Information..................    31
     Special Information for Individual
       Non-Tax Qualified Contracts............    31
     During the Purchase Period...............    31
          Interest Guaranteed Death Benefit...    31
          Standard Death Benefit..............    32
     During the Payout Period.................    32

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    32
     Types of Investment Performance
       Information Advertised.................    32
       Total Return Performance Information...    32
       Standard Average Annual Total Return...    33
       Nonstandard Average Annual Total
       Return.................................    33
       Cumulative Total Return................    33
       Annual Change in Purchase Unit
       Value..................................    33
       Cumulative Change in Purchase Unit
          Value...............................    33
       Total Return Based on Different
          Investment Amounts..................    33
       An Assumed Account Value of $10,000....    33
     Yield Performance Information............    33
       AGSPC Money Market and American General
          Money Market Divisions..............    33
       Divisions Other Than The AGSPC Money
          Market and American General Money
          Market Divisions....................    34
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    34

OTHER CONTRACT FEATURES.......................    46
     Changes That May Not Be Made.............    46
     Change of Beneficiary....................    46
     Contingent Owner.........................    46
     Cancellation -- The 20 Day "Free Look"...    46
     We Reserve Certain Rights................    46
     Relationship to Employer's Plan..........    46

VOTING RIGHTS.................................    46
     Who May Give Voting Instructions.........    47
     Determination of Fund Shares Attributable
       to Your Account........................    47
       During Purchase Period.................    47
       During Payout Period or after a Death
          Benefit Has Been Paid...............    47
     How Fund Shares Are Voted................    47

FEDERAL TAX MATTERS...........................    47
     Type of Plans............................    47
     Tax Consequences in General..............    48
     Effect of Tax-Deferred Accumulations.....    49

YEAR 2000.....................................    50


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                           PAGE NO.
-------------                           --------
Account Value.........................    20
Annuitant.............................    31
Assumed Investment Rate...............    25
Beneficiary...........................    31
Contract Owner........................    31
Divisions.............................    32
Fixed Account Options.................    31
Home Office...........................    20
Mutual Fund or Fund...................    15
Participant...........................    01
Participant Year......................    22
Payout Period.........................    20
Payout Unit...........................    25
Purchase Payments.....................   17, 32
Purchase Period.......................    20
Purchase Unit.........................    18
VALIC Separate Account A..............    47
Variable Account Options..............   16, 31


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director Plus. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation Fund                            0.25%           0.75%              --          1.00%
AGSPC Capital Conservation Fund                        0.25            0.75               --          1.00
AGSPC Government Securities Fund                       0.25            0.75               --          1.00
AGSPC Growth Fund                                      0.25            0.75               --          1.00
AGSPC Growth & Income Fund                             0.25            0.75               --          1.00
AGSPC International Equities Fund                      0.25            0.75               --          1.00
AGSPC International Government Bond Fund               0.25            0.75               --          1.00
AGSPC MidCap Index Fund                                0.25            0.75               --          1.00
AGSPC Money Market Fund                                0.25            0.75               --          1.00
AGSPC Science & Technology Fund                        0.25            0.75               --          1.00
AGSPC Small Cap Index Fund                             0.25            0.75               --          1.00
AGSPC Social Awareness Fund                            0.25            0.75               --          1.00
AGSPC Stock Index Fund                                 0.25            0.75               --          1.00
American Century Ultra Fund(4)                         0.25            1.00            (0.21%)        1.04
American General Balanced Fund(4)                      0.25            0.75            (0.25)         0.75
American General Conservative Growth Lifestyle
  Fund(4)                                              0.25            0.75            (0.25)         0.75
American General Core Bond Fund(4)                     0.25            0.75            (0.25)         0.75
American General Domestic Bond Fund(4)                 0.25            0.75            (0.25)         0.75
American General Growth Lifestyle Fund(4)              0.25            0.75            (0.25)         0.75
American General High Yield Bond Fund(4)               0.25            0.75            (0.25)         0.75
American General International Growth Fund(4)          0.25            0.75            (0.25)         0.75
American General International Value Fund(4)           0.25            0.75            (0.25)         0.75
American General Large Cap Growth Fund(4)              0.25            0.75            (0.25)         0.75
American General Large Cap Value Fund(4)               0.25            0.75            (0.25)         0.75
American General Mid Cap Growth Fund(4)                0.25            0.75            (0.25)         0.75
American General Mid Cap Value Fund(4)                 0.25            0.75            (0.25)         0.75
American General Moderate Growth Lifestyle
  Fund(4)                                              0.25            0.75            (0.25)         0.75
American General Money Market Fund(4)                  0.25            0.75            (0.25)         0.75
American General Small Cap Growth Fund(4)              0.25            0.75            (0.25)         0.75
American General Small Cap Value Fund(4)               0.25            0.75            (0.25)         0.75
American General Socially Responsible Fund(4)          0.25            0.75            (0.25)         0.75
American General Strategic Bond Fund(4)                0.25            0.75            (0.25)         0.75
Dreyfus Founders Growth Fund(4)                        0.25            1.00            (0.25)         1.00
Dreyfus Variable Investment Fund --
  Small Cap Portfolio(4)                               0.25            1.00            (0.15)         1.10
Evergreen(sm) Equity Trust
  Evergreen Growth and Income Fund -- Class A(4)       0.25            1.00            (0.25)         1.00
  Evergreen Small Cap Value Fund -- Class A(4)         0.25            1.00            (0.25)         1.00
  Evergreen Value Fund -- Class A(4)                   0.25            1.00            (0.25)         1.00
Franklin Templeton Variable Insurance Products
  Trust
  Templeton Asset Strategy Fund -- Class 1             0.25            1.00               --          1.25
  Templeton International Securities Fund --
    Class 1                                            0.25            1.00               --          1.25
Neuberger Berman Guardian Trust(4)                     0.25            1.00            (0.25)         1.00
Putnam Global Growth Fund -- Class A Shares(4)         0.25            1.00            (0.25)         1.00
Putnam New Opportunities Fund -- Class A
  Shares(4)                                            0.25            1.00            (0.25)         1.00
Putnam OTC & Emerging Growth Fund -- Class A
  Shares(4)                                            0.25            1.00            (0.25)         1.00
Scudder Growth and Income Fund(4)                      0.25            1.00            (0.25)         1.00
T. Rowe Price Small-Cap Stock Fund                     0.25            1.00               --          1.25
Templeton Foreign Fund -- Class A(4)                   0.25            1.00            (0.25)         1.00
Vanguard LifeStrategy Conservative Growth Fund         0.25            1.00               --          1.25
Vanguard LifeStrategy Growth Fund                      0.25            1.00               --          1.25
Vanguard LifeStrategy Moderate Growth Fund             0.25            1.00               --          1.25
Vanguard Long-Term Corporate Fund(5)                   0.25            1.00            (0.25)         1.00
Vanguard Long-Term Treasury Fund(5)                    0.25            1.00            (0.25)         1.00
Vanguard Wellington Fund                               0.25            1.00               --          1.25
Vanguard Windsor II Fund                               0.25            1.00               --          1.25

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                      MANAGEMENT                 OTHER          TOTAL FUND
                                                         FEES                   EXPENSES         EXPENSES
                                                      (AFTER FEE     12b-1   (AFTER EXPENSE   (AFTER EXPENSE
                       FUND                            WAIVER)       FEES      WAIVER)(6)        WAIVER)
                       ----                           ----------     -----   --------------   --------------
AGSPC Asset Allocation Fund(8)                           0.50%         --         0.07%            0.57%
AGSPC Capital Conservation Fund                          0.50          --         0.10             0.60
AGSPC Government Securities Fund                         0.50          --         0.09             0.59
AGSPC Growth Fund                                        0.80          --         0.06             0.86
AGSPC Growth & Income Fund                               0.75          --         0.07             0.82
AGSPC International Equities Fund                        0.35          --         0.08             0.43
AGSPC International Government Bond Fund                 0.50          --         0.07             0.57
AGSPC MidCap Index Fund                                  0.31          --         0.07             0.38
AGSPC Money Market Fund                                  0.50          --         0.07             0.57
AGSPC Science & Technology Fund                          0.90          --         0.06             0.96
AGSPC Small Cap Index Fund                               0.35          --         0.06             0.41
AGSPC Social Awareness Fund                              0.50          --         0.07             0.57
AGSPC Stock Index Fund                                   0.26          --         0.06             0.32
American Century Ultra Fund(11)                          1.00          --           --             1.00
American General Balanced Fund(9)                        0.78          --         0.02             0.80
American General Conservative Growth Lifestyle
  Fund(10)                                               0.10          --           --             0.10
American General Core Bond Fund(9)                       0.50          --         0.30             0.80
American General Domestic Bond Fund(9)                   0.59          --         0.18             0.77
American General Growth Lifestyle Fund(10)               0.10          --           --             0.10
American General High Yield Bond Fund(9)                 0.69          --         0.29             0.98
American General International Growth Fund(9)            0.88          --         0.25             1.13
American General International Value Fund(9)             0.97          --         0.04             1.01
American General Large Cap Growth Fund(9)                0.52          --         0.29             0.81
American General Large Cap Value Fund(9)                 0.49          --         0.31             0.80
American General Mid Cap Growth Fund(9)                  0.63          --         0.14             0.77
American General Mid Cap Value Fund(9)                   0.74          --         0.29             1.03
American General Moderate Growth Lifestyle Fund(10)      0.10          --           --             0.10
American General Money Market Fund(9)                    0.24          --         0.30             0.54
American General Small Cap Growth Fund(9)                0.81          --         0.30             1.11
American General Small Cap Value Fund(9)                 0.74          --         0.22             0.96
American General Socially Responsible Fund(9)            0.25          --         0.30             0.55
American General Strategic Bond Fund(9)                  0.59          --         0.29             0.88
Dreyfus Founders Growth Fund                             0.67        0.25%        0.16             1.08
Dreyfus Variable Investment Fund --
  Small Cap Portfolio                                    0.75          --         0.03             0.78
Evergreen Equity Trust
  Evergreen Growth and Income Fund -- Class A            0.89        0.25         0.29             1.43
  Evergreen Small Cap Value Fund -- Class A(11)          1.00        0.25         0.42             1.67
  Evergreen Value Fund -- Class A                        0.50        0.25         0.25             1.00
Franklin Templeton Variable Insurance Products
  Trust(11)
  Templeton Asset Strategy Fund -- Class 1(12)           0.60          --         0.18             0.78
  Templeton International Securities Fund -- Class
    1(13)                                                0.69          --         0.19             0.88
Neuberger Berman Guardian Trust(7)(11)                   0.84          --         0.04             0.88
Putnam Global Growth Fund -- Class A Shares              0.63        0.25         0.22             1.10
Putnam New Opportunities Fund -- Class A Shares          0.48        0.25         0.20             0.93
Putnam OTC & Emerging Growth Fund -- Class A Shares      0.55        0.25         0.18             0.98
Scudder Growth and Income Fund                           0.45          --         0.35             0.80
T. Rowe Price Small-Cap Stock Fund                       0.77          --         0.19             0.96
Templeton Foreign Fund -- Class A(11)                    0.61        0.25         0.27             1.13
Vanguard LifeStrategy Conservative Growth
  Fund(11)(14)                                           0.28          --           --             0.28
Vanguard LifeStrategy Growth Fund(11)(14)                0.29          --           --             0.29
Vanguard LifeStrategy Moderate Growth Fund(11)(14)       0.29          --           --             0.29
Vanguard Long-Term Corporate Fund(11)                    0.28          --         0.02             0.30
Vanguard Long-Term Treasury Fund(11)                     0.25          --         0.03             0.28
Vanguard Wellington Fund(11)                             0.28          --         0.02             0.30
Vanguard Windsor II Fund(11)                             0.35          --         0.02             0.37

--------------------------------------------------------------------------------

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.


 (4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.


 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.


 (7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1999 fiscal year, NB did not bear any expenses.


 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


 (9) In the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively would be:
     American General Balanced Fund, 0.78%, 1.00% and 1.78%; American General Core Bond Fund, 0.50%, 1.04% and 1.54%; American General Domestic Bond Fund, 0.59%, 1.00% and 1.59%; American General High Yield Bond Fund, 0.69%, 1.05% and 1.74%; American General International Growth Fund, 0.88%, 1.02% and 1.90%; American General International Value Fund, 0.97%, 1.00% and 1.97%; American General Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; American General Large Cap Value Fund, 0.49%, 1.02% and 1.51%; American General Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; American General Mid Cap Value Fund, 0.74%, 0.99% and 1.73%; American General Money Market Fund, 0.24%, 0.99% and 1.23%; American General Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; American General Small Cap Value Fund, 0.74%, 1.01% and 1.75%; and American General Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and American General Strategic Bond Fund, 0.59%, 1.05% and 1.64%.



(10) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 0.95%, for American General Growth Lifestyle Fund 1.04% and for American General Moderate Growth Lifestyle Fund 0.98%. Estimated Total Combined Operating Expenses of each American General Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying AGSPC 3 Funds and the American General Lifestyle Funds, assuming each American General Lifestyle Fund's projected asset allocation among the underlying AGSPC 3 Funds is maintained.



(11) The American Century Ultra Fund was formerly known as the American
     Century -- Twentieth Century Ultra Fund. The Dreyfus Founders Growth Fund was formerly known as the Founders Growth Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities
     Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



(12) On February 8, 2000, shareholders of the Templeton Asset Allocation Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.



(13) On February 8, 2000, shareholders of the Templeton International Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton International Fund with the Templeton International Equity Fund, effective May 1, 2000. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. The table shows restated total expenses for the Templeton International Securities Fund based on the new fund fees and the assets of the Templeton International Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Annual Expenses 0.85%.



(14) The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

EXAMPLE #1 -- If you do not surrender Portfolio Director Plus at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $16       $51      $ 88       $192
AGSPC Capital Conservation Division 7                          17        52        89        195
AGSPC Government Securities Division 8                         17        51        89        194
AGSPC Growth Division 15                                       19        60       103        223
AGSPC Growth & Income Division 16                              19        58       101        218
AGSPC International Equities Division 11                       15        46        80        176
AGSPC International Government Bond Division 13                16        51        88        192
AGSPC MidCap Index Division 4                                  14        45        78        171
AGSPC Money Market Division 6                                  16        51        88        192
AGSPC Science & Technology Division 17                         20        63       108        233
AGSPC Small Cap Index Division 14                              15        46        79        174
AGSPC Social Awareness Division 12                             16        51        88        192
AGSPC Stock Index Division 10                                  14        43        75        164
American Century Ultra Division 31                             21        65       112        241
American General Balanced Division 42                          16        50        87        189
American General Conservative Growth Lifestyle Division 50      9        28        49        110
American General Core Bond Division 58                         16        50        87        189
American General Domestic Bond Division 43                     16        49        85        186
American General Growth Lifestyle Division 48                   9        28        49        110
American General High Yield Bond Division 60                   18        56        96        209
American General International Growth Division 33              19        60       104        225
American General International Value Division 34               18        57        98        212
American General Large Cap Growth Division 39                  16        51        87        190
American General Large Cap Value Division 40                   16        50        87        189
American General Mid Cap Growth Division 37                    16        49        85        186
American General Mid Cap Value Division 38                     18        57        99        214
American General Moderate Growth Lifestyle Division 49          9        28        49        110
American General Money Market Division 44                      14        42        73        161
American General Small Cap Growth Division 35                  19        60       103        223
American General Small Cap Value Division 36                   18        55        95        207
American General Socially Responsible Division 41              14        42        73        162
American General Strategic Bond Division 59                    17        53        91        198
Dreyfus Founders Growth Division 30                            22        66       114        246
Dreyfus Variable Investment Fund --
  Small Cap Portfolio Division 18                              19        60       104        225
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           25        77       132        281
  Evergreen Small Cap Value -- Class A Division 55             27        84       144        304
  Evergreen Value -- Class A Division 57                       21        64       110        237
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 Division 19              21        65       111        240
  Templeton International Securities -- Class 1 Division 20    22        68       117        251
Neuberger Berman Guardian Trust Division 29                    19        60       104        225
Putnam Global Growth -- Class A Shares Division 28             22        67       115        248
Putnam New Opportunities -- Class A Shares Division 26         20        62       106        230
Putnam OTC & Emerging Growth -- Class A Shares Division 27     21        63       109        235
Scudder Growth and Income Division 21                          19        58       100        216
T. Rowe Price Small-Cap Stock Division 51                      23        70       121        259
Templeton Foreign -- Class A Division 32                       22        68       117        251
Vanguard LifeStrategy Conservative Growth Division 54          16        50        86        187
Vanguard LifeStrategy Growth Division 52                       16        50        86        188
Vanguard LifeStrategy Moderate Growth Division 53              16        50        86        188
Vanguard Long-Term Corporate Division 22                       14        42        73        162
Vanguard Long-Term Treasury Division 23                        13        42        72        159
Vanguard Wellington Division 25                                16        50        87        189
Vanguard Windsor II Division 24                                17        52        90        197

EXAMPLE #2 -- If you surrender Portfolio Director Plus at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $63      $101      $138       $192
AGSPC Capital Conservation Division 7                          63       101       139        195
AGSPC Government Securities Division 8                         63       101       139        194
AGSPC Growth Division 15                                       66       109       153        223
AGSPC Growth & Income Division 16                              65       108       151        218
AGSPC International Equities Division 11                       62        96       130        176
AGSPC International Government Bond Division 13                63       101       138        192
AGSPC MidCap Index Division 4                                  61        95       128        171
AGSPC Money Market Division 6                                  63       101       138        192
AGSPC Science & Technology Division 17                         67       112       158        233
AGSPC Small Cap Index Division 14                              61        96       129        174
AGSPC Social Awareness Division 12                             63       101       138        192
AGSPC Stock Index Division 10                                  60        93       125        164
American Century Ultra Division 31                             67       114       162        241
American General Balanced Division 42                          63       100       137        189
American General Conservative Growth Lifestyle Division 50     56        78        99        110
American General Core Bond Division 58                         63       100       137        189
American General Domestic Bond Division 43                     62        99       135        186
American General Growth Lifestyle Division 48                  56        78        99        110
American General High Yield Bond Division 60                   64       105       146        209
American General International Growth Division 33              66       110       154        225
American General International Value Division 34               65       106       148        212
American General Large Cap Growth Division 39                  63       100       137        190
American General Large Cap Value Division 40                   63       100       137        189
American General Mid Cap Growth Division 37                    62        99       135        186
American General Mid Cap Value Division 38                     65       107       149        214
American General Moderate Growth Lifestyle Division 49         56        78        99        110
American General Money Market Division 44                      60        92       123        161
American General Small Cap Growth Division 35                  66       109       153        223
American General Small Cap Value Division 36                   64       105       145        207
American General Socially Responsible Division 41              60        92       123        162
American General Strategic Bond Division 59                    63       102       141        198
Dreyfus Founders Growth Division 30                            68       115       164        246
Dreyfus Variable Investment Fund --
  Small Cap Portfolio Division 18                              66       110       154        225
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           71       125       182        281
  Evergreen Small Cap Value -- Class A Division 55             73       132       194        304
  Evergreen Value -- Class A Division 57                       67       113       160        237
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 Division 19              67       114       161        240
  Templeton International Securities -- Class 1 Division 20    68       117       167        251
Neuberger Berman Guardian Trust Division 29                    66       110       154        225
Putnam Global Growth -- Class A Shares Division 28             68       116       165        248
Putnam New Opportunities -- Class A Shares Division 26         66       111       156        230
Putnam OTC & Emerging Growth -- Class A Shares Division 27     67       113       159        235
Scudder Growth and Income Division 21                          65       107       150        216
T. Rowe Price Small-Cap Stock Division 51                      69       119       171        259
Templeton Foreign -- Class A Division 32                       68       117       167        251
Vanguard LifeStrategy Conservative Growth Division 54          63        99       136        187
Vanguard LifeStrategy Growth Division 52                       63       100       136        188
Vanguard LifeStrategy Moderate Growth Division 53              63       100       136        188
Vanguard Long-Term Corporate Division 22                       60        92       123        162
Vanguard Long-Term Treasury Division 23                        60        92       122        159
Vanguard Wellington Division 25                                63       100       137        189
Vanguard Windsor II Division 24                                63       102       140        197


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------

Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director Plus offers a choice from among 53 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)


--------------------------------------------------------------------------------


              FIXED ACCOUNT
              OPTIONS
-----------------------------------------------------------------------------------------------------------------
FIXED         Fixed                Guaranteed high current              --                      --
OPTIONS       Account Plus         interest income
              ---------------------------------------------------------------------------------------------------
              Short-Term           Guaranteed current                   --                      --
              Fixed Account        interest income
              ---------------------------------------------------------------------------------------------------
              Multi-Year Enhanced  Multi-year guaranteed interest       --                      --
              Fixed Account(1)     income
-----------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT     INVESTMENT
              OPTIONS              OBJECTIVE                            ADVISER                 SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
INDEX         AGSPC International  Seeks long-term growth of capital    VALIC                   N/A
EQUITY        Equities Fund*       through investments primarily in a
FUNDS                              diversified portfolio of equity and
                                   equity related securities of
                                   foreign issuers that, as a group,
                                   are expected to provide investment
                                   results closely corresponding to
                                   the performance of the EAFE Index.
              ---------------------------------------------------------------------------------------------------
              AGSPC MidCap         Seeks growth of capital through      VALIC                   N/A(2)
              Index Fund*(3)       investments primarily in a
                                   diversified portfolio of common
                                   stocks that, as a group, are
                                   expected to provide investment
                                   results closely corresponding to
                                   the performance of the Standard &
                                   Poor's MidCap 400(R) Index.
              ---------------------------------------------------------------------------------------------------
              AGSPC Small Cap      Seeks growth of capital through      VALIC                   N/A(2)
              Index Fund*(3)       investment primarily in a
                                   diversified portfolio of common
                                   stocks that, as a group, are
                                   expected to provide investment
                                   results closely corresponding to
                                   the performance of the Russell
                                   2000(R) Index.
              ---------------------------------------------------------------------------------------------------
              AGSPC Stock          Seeks long-term capital growth       VALIC                   N/A(2)
              Index Fund*(3)       through investment in common stocks
                                   that, as a group, are expected to
                                   provide investment results closely
                                   corresponding to the performance of
                                   the Standard & Poor's 500 Stock
                                   Index(R).
-----------------------------------------------------------------------------------------------------------------
ACTIVELY      AGSPC Growth         Seeks long-term growth of capital    VALIC                   Wellington
MANAGED       Fund*                through investment primarily in                              Management
EQUITY                             equity securities.                                           Company, LLP(4)
FUNDS
              ---------------------------------------------------------------------------------------------------
              AGSPC Growth &       Seeks long-term growth of capital    VALIC                   N/A
              Income Fund*         and, secondarily, current income
                                   through investment in common stocks
                                   and equity-related securities.
              ---------------------------------------------------------------------------------------------------
              American Century     Seeks capital growth through         American Century        N/A
              Ultra Fund           investments primarily in common      Investment Management,
                                   stocks that are considered to have   Inc.
                                   better-than-average prospects for
                                   appreciation.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks long-term capital              VALIC                   Jacobs Asset
              International        appreciation by investing in equity                          Management
              Growth               securities of non-U.S. companies,
              Fund**               the majority of which are expected
                                   to be in developed markets. The
                                   Fund may invest across the
                                   capitalization spectrum, although
                                   it intends to emphasize smaller
                                   capitalization stocks.
-----------------------------------------------------------------------------------------------------------------


*  A series of American General Series Portfolio Company ("AGSPC").
** A series of American General Series Portfolio Company 3 ("AGSPC 3").

(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract. See MVA Option herein.


(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC MidCap Index Fund, the AGSPC Small Cap Index Fund and the AGSPC Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the American General Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.


(3) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund and AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000(R) Index is a trademark/servicemark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.


(4) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT     INVESTMENT
              OPTIONS              OBJECTIVE                            ADVISER                 SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
              American General     Seeks growth of capital and future   VALIC                   Capital Guardian
              International Value  income through investments                                   Trust Company
              Fund**               primarily in securities of non-U.S.
                                   issuers and securities whose
                                   principal markets are outside of
                                   the United States.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks long-term growth of capital    VALIC                   Goldman Sachs
              Large Cap Growth     through a broadly diversified                                Asset Management
              Fund**               portfolio of equity securities of
                                   large cap U.S. issuers that are
                                   expected to have better prospects
                                   for earnings growth than the growth
                                   rate of the general domestic
                                   economy. Dividend income is a
                                   secondary objective.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks total returns that exceed      VALIC                   State Street Bank
              Large Cap Value      over time the Russell 1000(R) Value                          & Trust
              Fund**(3)            Index through investments in equity                          Company/State
                                   securities.                                                  Street Global
                                                                                                Advisors
              ---------------------------------------------------------------------------------------------------
              American General     Seeks capital appreciation           VALIC                   Brown Capital
              Mid Cap Growth       principally through investments in                           Management Inc.
              Fund**               medium capitalization equity
                                   securities, such as common and
                                   preferred stocks and securities
                                   convertible into common stocks.
                                   Current income is a secondary
                                   objective.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks capital growth through         VALIC                   Neuberger Berman
              Mid Cap Value        investment in equity securities of                           Management Inc.
              Fund**               medium capitalization companies
                                   using a value-oriented investment
                                   approach.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks long-term growth from a        VALIC                   JP Morgan
              Small Cap Growth     portfolio of equity securities of                            Investment
              Fund**               small capitalization growth                                  Management Inc.
                                   companies.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks maximum long-term return,      VALIC                   Fiduciary
              Small Cap Value      consistent with reasonable risk to                           Management
              Fund**               principal by investing primarily in                          Associates,
                                   equity securities of small                                   Inc.(2)
                                   capitalization companies in terms
                                   of revenues and/or market
                                   capitalization.
              ---------------------------------------------------------------------------------------------------
              Dreyfus Founders     Seeks long-term growth of capital    Founders                N/A
              Growth               by investing primarily in common     Asset
              Fund                 stocks of well-established,          Management LLC
                                   high-quality growth companies.
              ---------------------------------------------------------------------------------------------------
              Dreyfus Variable     Seeks to maximize capital            The Dreyfus             N/A
              Investment Fund --   appreciation by investing at least   Corporation
              Small                65% of its assets in the common
              Cap Portfolio        stock of U.S. and foreign
                                   companies. The portfolio focuses on
                                   small-cap companies with total
                                   market values of less than $1.5
                                   billion.
              ---------------------------------------------------------------------------------------------------
              Evergreen Growth     Seeks capital growth in the value    Evergreen Asset         N/A
              and Income Fund --   of its shares by investing in the    Management Corp.
              Class A***           securities of companies which are
                                   temporarily undervalued in the
                                   marketplace but display
                                   characteristics of growth such as
                                   high return on investment and
                                   competitive advantage in their
                                   industry.
              ---------------------------------------------------------------------------------------------------
              Evergreen Small Cap  Seeks current income and capital     Evergreen Asset         N/A
              Value Fund -- Class  growth in the value of its shares    Management Corp.
              A***                 by investing in common stocks of
                                   small U.S. companies (less than $1
                                   billion in market capitalization).
              ---------------------------------------------------------------------------------------------------
              Evergreen Value      Seeks long-term capital growth with  Evergreen Investment    N/A
              Fund -- Class A***   current income as a secondary        Management
                                   objective by investing at least 75%
                                   of its assets in common stocks of
                                   medium and large-cap U.S. companies
                                   with prospects for earning growth
                                   and dividends.
              ---------------------------------------------------------------------------------------------------
              Neuberger Berman     Seeks capital appreciation and,      Neuberger Berman        Neuberger
              Guardian Trust       secondarily, current income by       Management Inc.         Berman, LLC
                                   investing primarily in common
                                   stocks of large-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------



**   A series AGSPC 3.


***  A series of Evergreen Equity Trust.


(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC MidCap Index Fund, the AGSPC Small Cap Index Fund and the AGSPC Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the American General Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.


(3) The Russell 1000(R) Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT     INVESTMENT
              OPTIONS              OBJECTIVE                            ADVISER                 SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
              Putnam Global        Seeks capital appreciation. Current  Putnam Investment       N/A
              Growth               income is only an incidental         Management Inc.
              Fund -- Class A      consideration in selecting
              Shares               investments for the Fund. The Fund
                                   is designed for investors, seeking
                                   above-average capital growth
                                   potential through a globally
                                   diversified portfolio of common
                                   stocks. Dividend and interest
                                   income is only an incidental
                                   consideration.
              ---------------------------------------------------------------------------------------------------
              Putnam New           Seeks long-term capital              Putnam Investment       N/A
              Opportunities        appreciation. Current income is      Management Inc.
              Fund -- Class A      only an incidental consideration.
              Shares               The Fund invests principally in
                                   common stocks of companies in
                                   sectors of the economy which the
                                   Fund's investment adviser believes
                                   possess above-average long-term
                                   growth potential.
              ---------------------------------------------------------------------------------------------------
              Putnam OTC &         Seeks capital appreciation by        Putnam Investment       N/A
              Emerging Growth      investing primarily in common        Management Inc.
              Fund -- Class A      stocks traded in the
              Shares               over-the-counter market and common
                                   stocks, of "emerging growth"
                                   companies listed on securities
                                   exchanges. The Fund is designed for
                                   investors willing to assume
                                   above-average risk in return for
                                   above average capital growth
                                   potential.
              ---------------------------------------------------------------------------------------------------
              Scudder Growth       Seeks long-term growth of capital,   Scudder Kemper          N/A
              and Income Fund      current income and growth of income  Investments, Inc.
                                   by investing primarily in common
                                   stocks, preferred stocks, and
                                   securities convertible into common
                                   stocks of companies which offer the
                                   prospect for growth of earning
                                   while paying current dividends.
              ---------------------------------------------------------------------------------------------------
              T. Rowe Price        Seeks long-term capital growth       T. Rowe Price           N/A
              Small-Cap Stock      through investments primarily in     Associates, Inc.
              Fund                 stocks of small to medium-sized
                                   companies.
              ---------------------------------------------------------------------------------------------------
              Templeton Foreign    Seeks long-term capital growth by    Templeton Global        N/A
              Fund -- Class A      investing primarily in the equity    Advisors Limited
                                   securities of companies outside the
                                   United States, including emerging
                                   markets.
              ---------------------------------------------------------------------------------------------------
              Templeton            Seeks to achieve long-term capital   Templeton Investment    N/A
              International        growth by investing primarily in     Counsel, Inc.
              Securities Fund --   stocks of companies outside the
              Class 1****          United States, including emerging
                                   markets.
              ---------------------------------------------------------------------------------------------------
              Vanguard             Seeks to provide long-term growth    Vanguard                N/A
              Windsor II Fund      of capital by investing mainly in
                                   the equity securities of large and
                                   medium-size companies whose stocks
                                   are considered by the Fund's
                                   advisers to be undervalued and out
                                   of favor with investors. The Fund's
                                   secondary objective is to provide
                                   some dividend income.
-----------------------------------------------------------------------------------------------------------------
BALANCED      American General     Seeks balanced accomplishment of     VALIC                   Capital Guardian
FUNDS         Balanced Fund**      (i) conservation of principal and                            Trust Company
                                   (ii) long-term growth of capital
                                   and income through investment in
                                   fixed income and equity securities.
              ---------------------------------------------------------------------------------------------------
              Vanguard Wellington  Seeks to conserve capital and        Wellington Management   N/A
              Fund                 provide moderate long-term growth    Company, LLP
                                   in capital and income by investing
                                   approximately 60% to 70% of its
                                   assets in dividend-paying stocks of
                                   established, large- and
                                   medium-sized companies that, in the
                                   adviser's opinion, are undervalued
                                   but whose prospects are improving.
                                   The remaining 30% to 40% of assets
                                   are invested primarily in
                                   high-quality, longer-term corporate
                                   bonds with some exposure to U.S.
                                   Treasury, government agency, and
                                   mortgage-backed bonds.
-----------------------------------------------------------------------------------------------------------------
INCOME        AGSPC Capital        Seeks the highest possible total     VALIC                   N/A
FUNDS         Conservation Fund*   return consistent with preservation
                                   of capital through current income
                                   and capital gains on investments in
                                   intermediate and long-term debt
                                   instruments and other income
                                   producing securities.
-----------------------------------------------------------------------------------------------------------------


*    A series of AGSPC.
**   A series AGSPC 3.

**** A series of Franklin Templeton Variable Insurance Products Trust.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT     INVESTMENT
              OPTIONS              OBJECTIVE                            ADVISER                 SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
              AGSPC Government     Seeks high current income and        VALIC                   N/A
              Securities Fund*     protection of capital through
                                   investments in intermediate and
                                   long-term U.S. Government debt
                                   securities.
              ---------------------------------------------------------------------------------------------------
              AGSPC International  Seeks high current income through    VALIC                   N/A
              Government           investments primarily in investment
              Bond Fund*           grade debt securities issued or
                                   guaranteed by foreign governments.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks the highest possible total     VALIC                   American General
              Core Bond Fund**     return consistent with conservation                          Investment
                                   of capital through investment in                             Management, L.P.
                                   medium to high quality fixed income
                                   securities.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks the highest possible total     VALIC                   Capital Guardian
              Domestic Bond        return consistent with conservation                          Trust Company
              Fund**               of capital through investment
                                   primarily in investment grade fixed
                                   income securities and other income
                                   producing securities.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks the highest possible total     VALIC                   American General
              High Yield Bond      return and income consistent with                            Investment
              Fund**               conservation of capital through                              Management, L.P.
                                   investment in a diversified
                                   portfolio of high yielding high
                                   risk fixed income securities.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks the highest possible total     VALIC                   American General
              Strategic Bond       return and income consistent with                            Investment
              Fund**               conservation of capital through                              Management, L.P.
                                   investment in a diversified
                                   portfolio of income producing
                                   securities.
              ---------------------------------------------------------------------------------------------------
              Vanguard Long-Term   Seeks a high level of current        Wellington Management   N/A
              Corporate Fund       income consistent with the           Company, LLP
                                   maintenance of principal and
                                   liquidity by investing in a
                                   diversified portfolio of investment
                                   grade corporate and Government
                                   bonds.
              ---------------------------------------------------------------------------------------------------
              Vanguard Long-Term   Seeks a high level of current        Vanguard                N/A
              Treasury Fund        income consistent with the
                                   maintenance of principal and
                                   liquidity by investing at least 85%
                                   of its total assets in long-term
                                   securities backed by the full faith
                                   and credit of the U.S. Government.
-----------------------------------------------------------------------------------------------------------------
SPECIALTY     AGSPC Science &      Seeks long-term growth of capital    VALIC                   T. Rowe Price
FUNDS         Technology           through investment primarily in the                          Associates, Inc.
              Fund*                common stocks and equity-related
                                   securities of companies that are
                                   expected to benefit from the
                                   development, advancement and use of
                                   science and technology.
              ---------------------------------------------------------------------------------------------------
              AGSPC Social         Seeks growth of capital through      VALIC                   N/A
              Awareness Fund*      investment, primarily in common
                                   stocks, in companies which meet the
                                   social criteria established for the
                                   Fund.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks growth of capital through      VALIC                   N/A
              Socially             investment, primarily in equity
              Responsible Fund**   securities, in companies which meet
                                   the social criteria established for
                                   the Fund.
-----------------------------------------------------------------------------------------------------------------
MONEY         AGSPC Money          Seeks liquidity, protection of       VALIC                   N/A
MARKET        Market Fund*         capital and current income through
FUNDS                              investments in short-term money
                                   market instruments.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks liquidity, protection of       VALIC                   N/A
              Money Market Fund**  capital and current income through
                                   investments in short-term money
                                   market instruments.
-----------------------------------------------------------------------------------------------------------------


*    A series of AGSPC.
**   A series AGSPC 3.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
              VARIABLE ACCOUNT     INVESTMENT
              OPTIONS              OBJECTIVE                            ADVISER                 SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------
LIFESTYLE     American General     Seeks current income and low to      VALIC                   N/A
FUNDS         Conservative Growth  moderate growth of capital through
              Lifestyle Fund**     investments in AGSPC or AGSPC 3
                                   Funds.
              ---------------------------------------------------------------------------------------------------
              American General     Seeks growth through investments in  VALIC                   N/A
              Growth Lifestyle     AGSPC or AGSPC 3 Funds.
              Fund**
              ---------------------------------------------------------------------------------------------------
              American General     Seeks growth and current income      VALIC                   N/A
              Moderate Growth      through investments in AGSPC or
              Lifestyle Fund**     AGSPC 3 Funds.
              ---------------------------------------------------------------------------------------------------
              Vanguard             Seeks current income and             Vanguard                N/A
              LifeStrategy         low-to-moderate growth of capital
              Conservative         by investing in a relatively fixed
              Growth Fund          combination of other Vanguard
                                   funds.
              ---------------------------------------------------------------------------------------------------
              Vanguard             Seeks growth of capital by           Vanguard                N/A
              LifeStrategy Growth  investing in a relatively fixed
              Fund                 combination of other Vanguard
                                   funds.
              ---------------------------------------------------------------------------------------------------
              Vanguard             Seeks growth of capital and a        Vanguard                N/A
              LifeStrategy         reasonable level of current income
              Moderate Growth      by investing in a relatively fixed
              Fund                 combination of other Vanguard
                                   funds.
-----------------------------------------------------------------------------------------------------------------
ASSET         AGSPC Asset          Seeks maximum aggregate rate of      VALIC                   N/A
ALLOCATION    Allocation Fund*     return over the long-term through
FUNDS                              controlled investment risk by
                                   adjusting its investment mix among
                                   stocks, long-term debt securities
                                   and short-term money market
                                   securities.
              ---------------------------------------------------------------------------------------------------
              Templeton Asset      Seeks a high level of total return   Templeton Investment    N/A
              Strategy             by investing in the following        Counsel, Inc.
              Fund -- Class 1****  market segments: stocks and bonds
                                   of any nation, including emerging
                                   markets, and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------


*    A series of AGSPC.
**   A series AGSPC 3.
**** A series of Franklin Templeton Variable Insurance Products Trust.

--------------------------------------------------------------------------------


A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned.


INTEREST GUARANTEED DEATH
BENEFIT

Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.



PAYOUT OPTIONS


When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS


Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


                                          DECEMBER 31, 1999         JANUARY 4, 1999        DECEMBER 31, 1998
                                       ------------------------   -------------------   ------------------------   SEPTEMBER 22,
                                        PURCHASE                  PURCHASE   PURCHASE    PURCHASE                       1998
                                          UNITS       PURCHASE    UNITS IN     UNIT        UNITS       PURCHASE       PURCHASE
                                        IN FORCE     UNIT VALUE    FORCE     VALUE(1)    IN FORCE     UNIT VALUE   UNIT VALUE(1)
                                       -----------   ----------   --------   --------   -----------   ----------   --------------
AGSPC Asset Allocation Division 5.....  61,240,667   $4.174280       --          --      60,237,818   $3.772519     $  3.401223
AGSPC Capital Conservation Division
  7...................................  24,749,727   $2.056559       --          --      28,751,662   $2.085846     $  2.048533
AGSPC Government Securities Division
  8...................................  45,292,728   $2.032753       --          --      53,729,671   $2.111727     $  2.098372
AGSPC Growth Division 15.............. 460,108,285   $2.582249       --          --     494,997,997   $2.428587     $  1.923891
AGSPC Growth & Income Division 16..... 124,329,201   $2.676995       --          --     129,550,695   $2.201234     $  1.772957
AGSPC International Equities Division
  11..................................  94,415,343   $1.860227       --          --     101,811,751   $1.454644     $  1.205200
AGSPC International Government Bond
  Division 13.........................  90,136,603   $1.609098       --          --      97,473,851   $1.728006     $  1.653681
AGSPC MidCap Index Division 4(2)...... 151,317,931   $5.721920       --          --     169,039,887   $5.029093     $  3.941295
AGSPC Money Market Division 6......... 233,940,123   $1.807351       --          --     147,547,688   $1.742617     $  1.723944
AGSPC Science & Technology Division
  17.................................. 517,699,561   $6.398997       --          --     418,601,069   $3.216190     $  2.208120
AGSPC Small Cap Index Division 14.....  94,031,183   $2.522643       --          --     107,321,015   $2.100506     $  1.804083
AGSPC Social Awareness Division 12.... 136,226,993   $4.419383       --          --     114,382,494   $3.762308     $  3.138915
AGSPC Stock Index Division 10......... 766,975,696   $5.696582       --          --     691,680,049   $4.772052     $  3,972280
American Century Ultra Division 31.... 411,119,880   $2.359768       --          --     209,221,513   $1.685503     $  1.373875
American General Balanced Division
  42..................................     461,870   $1.323103       --          --              --   $ 1.70132     $  1.021413
American General Conservative Growth
  Lifestyle Division 50...............     203,221   $1.306897       --          --              --   $1.162045     $  1.025412
American General Core Bond Division
  58..................................      54,349   $1.009692       --          --              --   $1.029153     $  1.012421
American General Domestic Bond
  Division 43.........................     188,580   $1.004631       --          --              --   $1.044434     $  1.017417
American General Growth Lifestyle
  Division 48.........................     139,443   $1.538200       --          --              --   $1.192541     $  1.014416
American General High Yield Bond
  Division 60.........................     136,423   $1.075994       --          --              --   $1.053096     $  1.000425
American General International Growth
  Division 33.........................     167,387   $1.634943       --          --              --   $1.051722     $  0.941455
American General International Value
  Division 34.........................     337,242   $1.915641       --          --              --   $1.149900     $  0.945454
American General Large Cap Growth
  Division 39.........................     519,825   $1.667518       --          --              --   $1.240768     $  1.011419
American General Large Cap Value
  Division 40.........................     216,072   $1.302905       --          --              --   $1.246581     $  1.070388
American General Mid Cap Growth
  Division 37.........................     477,094   $1.423173       --          --              --   $1.347693     $  1.069389
American General Mid Cap Value
  Division 38.........................     223,437   $1.521699       --          --              --   $1.254723     $  1.049399
American General Moderate Growth
  Lifestyle Division 49...............     215,575   $1.397661       --          --              --   $1.185441     $  1.025411
American General Money Market Division
  44..................................   4,089,393   $1.053624       --          --              --   $1.013309     $  1.002329
American General Small Cap Growth
  Division 35.........................     298,665   $2.272711       --          --              --   $1.349354     $  1.075387
American General Small Cap Value
  Division 36.........................     166,013   $1.080558       --          --              --   $1.165259     $  1.035409
American General Socially Responsible
  Division 41.........................     282,396   $1.497374       --          --              --   $1.277759     $  1.065392
American General Strategic Bond
  Division 59.........................       2,324   $1.081981       --          --              --   $1.049867     $  1.011421
Dreyfus Founders Growth Division 30... 357,129,398   $2.196620       --          --     250,777,959   $1.595913     $  1.337963
Dreyfus Variable Investment Fund
  Small Cap Portfolio Division 18..... 351,855,473   $2.059431       --          --     474,215,229   $1.690786     $  1.412670
Evergreen Equity Trust
  Evergreen Growth and Income Division
    56................................         175   $1.132919       --       $1.00              --          --              --
  Evergreen Small Cap Value Division
    55................................         244   $0.995515       --       $1.00              --          --              --
  Evergreen Value Division 57.........       4,240   $1.034113       --       $1.00              --          --              --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    Division 19(3).................... 137,266,658   $2.058095       --          --     190,963,707   $1.695764     $  1.403278
  Templeton International Securities
    -- Class 1 Division 20(4)......... 372,176,780   $2.076148       --          --     452,419,089   $1.700398     $  1.467274
Neuberger Berman Guardian Trust
  Division 29.........................  40,241,067   $1.422424       --          --      45,261,146   $1.324970     $  1.109162
Putnam Global Growth -- Class A
  Division 28......................... 181,916,991   $2.465895       --          --     101,468,260   $1.512865     $  1.237343
Putnam New Opportunities -- Class A
  Division 26......................... 386,064,440   $2.376261       --          --     280,523,297   $1,415175     $  1.109266
Putnam OTC & Emerging Growth -- Class
  A Division 27....................... 170,725,977   $2.408872       --          --     129,463,792   $1.072660     $  0.839928
Scudder Growth and Income Division
  21.................................. 146,888,390   $1.584519       --          --     159,815,811   $1.507724     $  1.348500
T. Rowe Price Small-Cap Stock Division
  51..................................     821,977   $1.293095       --          --             122   $1.141049     $  1.007776
Templeton Foreign -- Class A Division
  32.................................. 219,168,378   $1.479830       --          --     198,626,024   $1.069704     $  0.923717
Vanguard LifeStrategy Conservative
  Growth Division 54..................     554,101   $1.153827       --          --              --   $1.084026     $  1.006776
Vanguard LifeStrategy Growth Division
  52..................................   1,591,689   $1.352880       --          --              --   $1.168111     $  1.006276
Vanguard LifeStrategy Moderate Growth
  Division 53.........................   1,354,406   $1.244955       --          --              --   $1.125919     $  1.002175
Vanguard Long-Term Corporate Division
  22..................................  49,616,245   $1.179657       --          --      44,122,646   $1.271278     $  1.253982
Vanguard Long-Term Treasury Division
  23.................................. 110,102,115   $1.191635       --          --      86,673,300   $1.318263     $  1.310099
Vanguard Wellington Division 25....... 328,701,408   $1.528992       --          --     253,840,498   $1.482836     $  1.380127
Vanguard Windsor II Division 24....... 426,529,299   $1.566008       --          --     372,737,595   $1.683226     $  1.475161


------------
(1) Purchase Unit Value At Date Of Inception.
(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.
(3) Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division
    19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.
(4) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund Division 20.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account
A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty-three Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.
VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this




MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director Plus enables you to participate in Divisions that represent fifty-three Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all fifty-three Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director Plus and include:


- American General Series Portfolio Company (AGSPC) -- offers 13 funds for which VALIC serves as investment adviser and, for 2 of such funds, have one of the following sub-advisers: Wellington Management Company, LLP and T. Rowe Price Associates, Inc.



- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser and, for 13 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Brown Capital Management, Inc., Capital Guardian Trust Company, Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, J.P. Morgan Investment Management Inc., Jacobs Asset Management, Neuberger Berman Management Inc. and State Street Bank & Trust Company/State Street Global Advisors.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Dreyfus Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser. The Funds were formerly known as Founders Funds, Inc.


- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.


- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or Evergreen Investment Management serves as investment adviser.



- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.



- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.



- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

The Distributor's
address is 2929 Allen Parkway,
Houston, Texas 77019.



For more information
about THE DISTRIBUTOR
see "Distribution of Variable
Annuity Contracts" in
the Statement of
Additional Information


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

--------------------------------------------------------------------------------

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twenty-two of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.


Each of these Funds (except for AGSPC's International Government Bond Fund, the American General Lifestyle Funds and the Vanguard LifeStrategy Portfolios, each of which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC.



Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks are discussed in each Fund's prospectus.


PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

--------------------------------------------------------------------------------

those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 56 investment options offered in Portfolio Director Plus. This includes 3 Fixed Account Options and 53 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


Fixed Account Options


The Fixed Account Plus and the Short Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a


PURCHASE UNIT -- a measuring unit
used to calculate our Account Value
during the Purchase Period. The
value of a Purchase Unit will vary
with the investment experience of
the Separate Account Division
you have selected.


For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------


portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:


  Value of Your Fixed Account Options*

= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
---------------

* This value may be subject to a market value adjustment under the MVA Option.


Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)
Multi-Year
 Enhanced        Up to 100%    At any time  Withdrawals or
 Fixed                                      Transfers
 Account(3):                                subject to
                                            market value
                                            adjustment if
                                            prior to the end
                                            of an MVA term.
                                            Each MVA Band
                                            will require a
                                            minimum transfer
                                            amount, as
                                            described in the
                                            Contract.(4)


---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.


(4) The minimum transfer amount may be changed from time to time by the Company.



From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Account or to other investment options.


DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director Plus, should be sent to VALIC's Home Office.


Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

--------------------------------------------------------------------------------

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.



The surrender charge may also be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.


SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE
REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.



MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your contract for additional information on the MVA Option.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the dates elected by you on which your payout (annuity) payments will start. The dates elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------


  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.


  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

--------------------------------------------------------------------------------

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW.

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director Plus to other contract forms are not permitted, except at the discretion of the Company.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181

--------------------------------------------------------------------------------

and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director Plus, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS


Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.


COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 22 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

--------------------------------------------------------------------------------

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus, Short-Term
Fixed Account and Multi- Year Enhanced Fixed Account.
Each option of this type
is guaranteed to earn at least
a minimum rate of interest.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

--------------------------------------------------------------------------------

Each of these is described below.

Standard Average Annual Total Return


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total Return


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


Cumulative Total Return


Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different
Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market and American General Money Market Divisions

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.31% and 4.55%, respectively.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.40% and 4.66%, respectively.


Divisions Other Than The AGSPC Money Market and American General Money Market Divisions

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.

The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Asset Allocation (Division 5).........................  09/06/83         --       9.88%     15.81%     5.62%
AGSPC Capital Conservation (Division 7).....................  01/16/86         --       5.53       5.44     (5.89)
AGSPC Government Securities (Division 8)....................  01/16/86         --       5.54       4.74     (8.12)
AGSPC Growth (Division 15)..................................  07/11/94      19.78%        --      20.31      1.49
AGSPC Growth & Income (Division 16).........................  07/11/94      20.56         --      21.41     16.56
AGSPC International Equities (Division 11)..................  10/02/89         --       6.05      11.32     22.82
AGSPC International Government Bond (Division 13)...........  10/01/91       5.88         --       3.42    (11.11)
AGSPC MidCap Index (Division 4)***..........................  10/01/91      16.08         --      21.06      8.72
AGSPC Money Market (Division 6).............................  01/16/86         --       3.78       3.17     (1.00)
AGSPC Science & Technology (Division 17)....................  07/11/94      41.64         --      38.33     93.87
AGSPC Small Cap Index (Division 14).........................  05/01/92      12.76         --      14.96     15.04
AGSPC Social Awareness (Division 12)........................  10/02/89         --      15.84      26.62     12.41
AGSPC Stock Index (Division 10).............................  04/20/87         --      16.42      26.55     14.32
American Century Ultra (Division 31)........................  07/01/96      26.95         --         --     34.94
American General Balanced (Division 42).....................  09/22/98      18.41         --         --      8.02
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98      16.75         --         --      7.41
American General Core Bond (Division 58)....................  09/22/98      (3.67)        --         --     (6.35)
American General Domestic Bond (Division 43)................  09/22/98      (4.42)        --         --     (8.18)
American General Growth Lifestyle (Division 48).............  09/22/98      33.91         --         --     23.92
American General High Yield Bond (Division 60)..............  09/22/98       1.91         --         --     (2.47)
American General International Growth (Division 33).........  09/22/98      49.29         --         --     50.38
American General International Value (Division 34)..........  09/22/98      69.00         --         --     61.51
American General Large Cap Growth (Division 39).............  09/22/98      43.34         --         --     29.33
American General Large Cap Value (Division 40)..............  09/22/98      12.28         --         --     (0.23)
American General Mid Cap Growth (Division 37)...............  09/22/98      20.62         --         --      0.80
American General Mid Cap Value (Division 38)................  09/22/98      30.47         --         --     16.22
American General Moderate Growth Lifestyle (Division 49)....  09/22/98      23.16         --         --     12.85
American General Money Market (Division 44).................  09/22/98       0.24         --         --     (0.75)
American General Small Cap Growth (Division 35).............  09/22/98      73.16         --         --     63.35
American General Small Cap Value (Division 36)..............  09/22/98      (1.37)        --         --    (11.48)
American General Socially Responsible (Division 41).........  09/22/98      26.31         --         --     12.13
American General Strategic Bond (Division 59)...............  09/22/98       1.64         --         --     (1.63)
Dreyfus Founders Growth (Division 30).......................  07/01/96      24.32         --         --     32.57
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94      14.06         --      13.92     16.74
Evergreen Growth and Income Fund (Division 56)..............  01/04/99         --         --         --        --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99         --         --         --        --
Evergreen Value Fund (Division 57)..........................  01/04/99         --         --         --        --
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94      14.04         --      15.00     16.31
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94      14.23         --      15.12     17.04
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       9.41         --         --      2.48
Putnam Global Growth (Division 28)..........................  07/01/96      28.59         --         --     57.92
Putnam New Opportunities (Division 26)......................  07/01/96      27.21         --         --     62.83
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      27.72         --         --    119.46
Scudder Growth and Income (Division 21)(3)..................  07/01/96      12.95         --         --      0.32
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98      17.87         --         --      8.27
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96      10.69         --         --     33.27
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98       7.72         --         --      1.60
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98      22.46         --         --     10.76
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98      14.78         --         --      5.55
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       3.49         --         --    (11.43)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       3.80         --         --    (13.71)
Vanguard Wellington (Division 25)...........................  07/01/96      11.77         --         --     (1.57)
Vanguard Windsor II (Division 24)...........................  07/01/96      12.56         --         --    (11.19)


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.
 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.
*** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.


(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.


(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.


(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.15%        --      20.31%     1.49%
AGSPC Growth & Income (Division 16).........................  04/29/94      18.90         --      21.41     16.56
AGSPC Science & Technology (Division 17)....................  04/29/94      38.66         --      38.33     93.87
American Century Ultra (Division 31)........................  11/02/81         --      23.05%     27.86     34.94
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      18.80      28.39     32.57
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90      34.04         --      13.92     16.74
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      19.15         --         --      8.24
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95      12.00         --         --     (4.97)
Evergreen Value -- Class A (Division 57)....................  04/12/85         --      11.43      15.89     (1.29)
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88         --      11.61      15.00     16.31
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................  05/01/92      13.86         --      15.12     17.04
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.02         --      13.43      2.48
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.05      24.57     57.92
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      30.70         --      31.45     62.83
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      22.92      33.51    119.46
Scudder Growth and Income (Division 21)(3)..................  11/13/84         --      12.94      16.71      0.32
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50         --      11.69      16.18      8.27
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82         --      10.18      11.36     33.27
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94      12.67         --      12.79      1.60
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      18.35         --      18.96     10.76
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      15.53         --      16.06      5.55
Vanguard Long-Term Corporate (Division 22)**................  07/09/73         --       7.15       6.06    (11.43)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86         --       6.72       6.37    (13.71)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.09      15.26     (1.57)
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.33      18.04    (11.19)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Asset Allocation (Division 5).........................  09/06/83         --       9.94%     16.42%    10.65%
AGSPC Capital Conservation (Division 7).....................  01/16/86         --       5.59       6.30     (1.40)
AGSPC Government Securities (Division 8)....................  01/16/86         --       5.60       5.61     (3.74)
AGSPC Growth (Division 15)..................................  07/11/94      19.84%        --      20.85      6.33
AGSPC Growth & Income (Division 16).........................  07/11/94      20.63         --      21.93     21.61
AGSPC International Equities (Division 11)..................  10/02/89         --       6.11      12.02     27.88
AGSPC International Government Bond (Division 13)...........  10/01/91       5.94         --       4.34     (6.88)
AGSPC MidCap Index (Division 4)***..........................  10/01/91      16.15         --      21.59     13.78
AGSPC Money Market (Division 6).............................  01/16/86         --       3.83       4.09      3.71
AGSPC Science & Technology (Division 17)....................  07/11/94      41.71         --      38.68     98.96
AGSPC Small Cap Index (Division 14).........................  05/01/92      12.82         --      15.59     20.10
AGSPC Social Awareness (Division 12)........................  10/02/89         --      15.91      27.07     17.46
AGSPC Stock Index (Division 10).............................  04/20/87         --      16.48      27.00     19.37
American Century Ultra (Division 31)........................  07/01/96      27.80         --         --     40.00
American General Balanced (Division 42).....................  09/22/98      22.23         --         --     13.07
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98      20.59         --         --     12.47
American General Core Bond (Division 58)....................  09/22/98      (0.05)        --         --     (1.89)
American General Domestic Bond (Division 43)................  09/22/98      (0.84)        --         --     (3.81)
American General Growth Lifestyle (Division 48).............  09/22/98      37.62         --         --     28.99
American General High Yield Bond (Division 60)..............  09/22/98       5.74         --         --      2.17
American General International Growth (Division 33).........  09/22/98      52.91         --         --     55.45
American General International Value (Division 34)..........  09/22/98      72.51         --         --     66.59
American General Large Cap Growth (Division 39).............  09/22/98      46.99         --         --     34.39
American General Large Cap Value (Division 40)..............  09/22/98      16.15         --         --      4.52
American General Mid Cap Growth (Division 37)...............  09/22/98      24.42         --         --      5.60
American General Mid Cap Value (Division 38)................  09/22/98      34.20         --         --     21.28
American General Moderate Growth Lifestyle (Division 49)....  09/22/98      26.94         --         --     17.90
American General Money Market (Division 44).................  09/22/98       4.00         --         --      3.98
American General Small Cap Growth (Division 35).............  09/22/98      76.65         --         --     68.43
American General Small Cap Value (Division 36)..............  09/22/98       2.33         --         --     (7.27)
American General Socially Responsible (Division 41).........  09/22/98      30.07         --         --     17.19
American General Strategic Bond (Division 59)...............  09/22/98       5.46         --         --      3.06
Dreyfus Founders Growth (Division 30).......................  07/01/96      25.21         --         --     37.64
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94      14.12         --      14.57     21.80
Evergreen Growth and Income Fund (Division 56)..............  01/04/99         --         --         --        --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99         --         --         --        --
Evergreen Value Fund (Division 57)..........................  01/04/99         --         --         --        --
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94      14.11         --      15.63     21.37
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94      14.29         --      15.75     22.10
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      10.59         --         --      7.36
Putnam Global Growth (Division 28)..........................  07/01/96      29.42         --         --     63.00
Putnam New Opportunities (Division 26)......................  07/01/96      28.06         --         --     67.91
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      28.56         --         --    124.57
Scudder Growth and Income (Division 21)(3)..................  07/01/96      14.05         --         --      5.09
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98      21.69         --         --     13.33
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96      11.85         --         --     38.34
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98      11.63         --         --      6.44
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98      26.25         --         --     15.82
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98      18.63         --         --     10.57
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       4.83         --         --     (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       5.14         --         --     (9.61)
Vanguard Wellington (Division 25)...........................  07/01/96      12.90         --         --      3.11
Vanguard Windsor II (Division 24)...........................  07/01/96      13.67         --         --     (6.96)


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

*** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund - Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE IV

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.21%        --      20.85%     6.33%
AGSPC Growth & Income (Division 16).........................  04/29/94      18.97         --      21.93     21.61
AGSPC Science & Technology (Division 17)....................  04/29/94      38.73         --      38.68     98.96
American Century Ultra (Division 31)........................  11/02/81         --      23.11%     28.30     40.00
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      18.86      28.83     37.64
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90      34.08         --      14.57     21.80
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      19.70         --         --     13.29
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95      12.70         --         --     (0.45)
Evergreen Value -- Class A (Division 57)....................  04/12/85         --      11.49      16.51      3.41
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88         --      11.67      15.63     21.37
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................  05/01/92      13.92         --      15.75     22.10
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.08         --      14.09      7.36
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.11      25.05     63.00
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      30.75         --      31.85     67.91
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      22.98      33.89    124.57
Scudder Growth and Income (Division 21)(3)..................  11/13/84         --      13.00      17.30      5.09
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50         --      11.75      16.78     13.33
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82         --      10.24      12.06     38.34
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94      12.74         --      13.46      6.44
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      18.41         --      19.52     15.82
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      15.59         --      16.67     10.57
Vanguard Long-Term Corporate (Division 22)**................  07/09/73         --       7.20       6.89     (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86         --       6.78       7.20     (9.61)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.15      15.89      3.11
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.39      18.62     (6.96)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)






                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                     -----------------                        ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --       157.96%    113.90%     10.65%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --        72.30      35.72      (1.40)
AGSPC Government Securities (Division 8)....................  01/16/86          --        72.38      31.39      (3.74)
AGSPC Growth (Division 15)..................................  07/11/94      169.15%          --     157.75       6.33
AGSPC Growth & Income (Division 16).........................  07/11/94      178.96           --     169.54      21.61
AGSPC International Equities (Division 11)..................  10/02/89          --        80.88      76.42      27.88
AGSPC International Government Bond (Division 13)...........  10/01/91       60.91           --      23.65      (6.88)
AGSPC MidCap Index (Division 4)***..........................  10/01/91      243.76           --     165.74      13.78
AGSPC Money Market (Division 6).............................  01/16/86          --        45.68      22.19       3.71
AGSPC Science & Technology (Division 17)....................  07/11/94      573.27           --     412.86      98.96
AGSPC Small Cap Index (Division 14).........................  05/01/92      152.26           --     106.38      20.10
AGSPC Social Awareness (Division 12)........................  10/02/89          --       337.56     231.31      17.46
AGSPC Stock Index (Division 10).............................  04/20/87          --       359.85     230.40      19.37
American Century Ultra (Division 31)........................  07/01/96      135.98           --         --      40.00
American General Balanced (Division 42).....................  09/22/98       29.04           --         --      13.07
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98       26.84           --         --      12.47
American General Core Bond (Division 58)....................  09/22/98       (0.07)          --         --      (1.89)
American General Domestic Bond (Division 43)................  09/22/98       (1.06)          --         --      (3.81)
American General Growth Lifestyle (Division 48).............  09/22/98       50.01           --         --      28.99
American General High Yield Bond (Division 60)..............  09/22/98        7.34           --         --       2.17
American General International Growth (Division 33).........  09/22/98       71.48           --         --      55.45
American General International Value (Division 34)..........  09/22/98       99.87           --         --      66.59
American General Large Cap Growth (Division 39).............  09/22/98       63.10           --         --      34.39
American General Large Cap Value (Division 40)..............  09/22/98       20.94           --         --       4.52
American General Mid Cap Growth (Division 37)...............  09/22/98       31.98           --         --       5.60
American General Mid Cap Value (Division 38)................  09/22/98       45.29           --         --      21.28
American General Moderate Growth Lifestyle (Division 49)....  09/22/98       35.38           --         --      17.90
American General Money Market (Division 44).................  09/22/98        5.11           --         --       3.98
American General Small Cap Growth (Division 35).............  09/22/98      105.98           --         --      68.43
American General Small Cap Value (Division 36)..............  09/22/98        2.97           --         --      (7.27)
American General Socially Responsible (Division 41).........  09/22/98       39.63           --         --      17.19
American General Strategic Bond (Division 59)...............  09/22/98        6.98           --         --       3.06
Dreyfus Founders Growth (Division 30).......................  07/01/96      119.66           --         --      37.64
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94      105.94           --      97.42      21.80
Evergreen Growth and Income Fund (Division 56)..............  01/04/99       13.29           --         --         --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99       (0.45)          --         --         --
Evergreen Value Fund (Division 57)..........................  01/04/99        3.41           --         --         --
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94      105.81           --     106.67      21.37
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94      107.61           --     107.76      22.10
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       42.24           --         --       7.36
Putnam Global Growth (Division 28)..........................  07/01/96      146.59           --         --      63.00
Putnam New Opportunities (Division 26)......................  07/01/96      137.63           --         --      67.91
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      140.89           --         --     124.57
Scudder Growth and Income (Division 21)(3)..................  07/01/96       58.45           --         --       5.09
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98       28.31           --         --      13.33
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96       47.98           --         --      38.34
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98       14.99           --         --       6.44
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98       34.44           --         --      15.82
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98       24.23           --         --      10.57
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       17.97           --         --      (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       19.16           --         --      (9.61)
Vanguard Wellington (Division 25)...........................  07/01/96       52.90           --         --       3.11
Vanguard Windsor II (Division 24)...........................  07/01/96       56.60           --         --      (6.96)


---------------

  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.

 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

*** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also, effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      158.22%        --    157.75%    6.33%
AGSPC Growth & Income (Division 16).........................  04/29/94      167.70         --    169.54     21.61
AGSPC Science & Technology (Division 17)....................  04/29/94      539.90         --    412.86     98.96
American Century Ultra (Division 31)........................  11/02/81          --     699.41%   247.59     40.00
Dreyfus Founders Growth (Division 30).......................  01/05/62          --     462.89    254.82     37.64
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90    1,442.37         --     97.42     21.80
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      145.33         --        --     13.29
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95       81.56         --        --     (0.45)
Evergreen Value -- Class A (Division 57)....................  04/12/85          --     196.67    114.66      3.41
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88          --     201.66    106.67     21.37
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  05/01/92      171.69         --    107.76     22.10
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      107.76         --     93.30      7.36
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --     308.51    205.77     63.00
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90    1,120.17         --    298.49     67.91
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82          --     691.25    330.28    124.57
Scudder Growth and Income (Division 21)(3)..................  11/13/84          --     239.54    122.11      5.09
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50          --     203.83    117.22     13.33
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82          --     165.20     76.74     38.34
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94       87.63         --     88.04      6.44
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      142.85         --    143.86     15.82
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      113.99         --    116.17     10.57
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --     100.51     39.56     (7.21)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --      92.73     41.56     (9.61)
Vanguard Wellington (Division 25)...........................  07/01/29          --     187.81    109.00      3.11
Vanguard Windsor II (Division 24)...........................  06/24/85          --     221.49    134.82     (6.96)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


                                                 ANNUAL CHANGE IN PURCHASE UNIT VALUE OR THE 12 MONTHS ENDED DECEMBER 31**
                                          ---------------------------------------------------------------------------------------
           FUND AND DIVISION               1999     1998    1997     1996    1995     1994     1993     1992      1991      1990
           -----------------              ------    -----   -----   ------   -----   ------    -----   ------    ------    ------
AGSPC Asset Allocation (Division 5).....   10.65%   17.19%  21.40%    9.99%  23.54%   (2.29)%   8.19%   (1.71)%   20.13%    (3.38)%
AGSPC Capital Conservation (Division
  7)....................................   (1.40)    6.30    7.49     0.75   19.58    (7.04)   10.88     7.55     16.00     (1.28)
AGSPC Government Securities (Division
  8)....................................   (3.74)    7.86    7.83     0.90   16.31    (5.44)    9.70     6.14     13.59      4.91
AGSPC Growth (Division 15)..............    6.33    16.96   19.80    18.18   46.40     4.42       --       --        --        --
AGSPC Growth & Income (Division 16).....   21.61    13.41   22.60    22.10   30.55     3.49       --       --        --        --
AGSPC International Equities (Division
  11)...................................   27.88    17.57    1.18     5.75    9.67     6.90    28.58   (14.31)    10.06    (20.90)
AGSPC International Government Bond
  (Division 13).........................   (6.88)   15.92   (5.79)    3.36   17.63     3.42    13.08     2.05      9.05        --
AGSPC MidCap Index (Division 4)****.....   13.78    17.80   30.45    17.61   29.24    (4.70)   11.78     8.79     11.63        --
AGSPC Money Market (Division 6).........    3.71     4.12    4.13     3.97    4.51     2.77     1.67     2.22      4.49      6.83
AGSPC Science & Technology (Division
  17)...................................   98.96    40.71    1.57    12.68   60.07    31.28       --       --        --        --
AGSPC Small Cap Index (Division 14).....   20.10    (2.92)  21.18    15.57   26.39    (4.30)   14.77    11.28        --        --
AGSPC Social Awareness (Division 12)....   17.46    26.03   35.52    22.75   37.57    (2.42)    6.84     2.31     26.63     (2.21)
AGSPC Stock Index (Division 10).........   19.37    27.14   31.77    21.53   35.95    (0.30)    8.78     5.58     27.70     (4.83)
American Century Ultra (Division 31)....   40.00    33.14   21.74     3.98      --       --       --       --        --        --
American General Balanced (Division
  42)...................................   13.07    14.12      --       --      --       --       --       --        --        --
American General Conservative Growth
  Lifestyle (Division 50)...............   12.47    12.78      --       --      --       --       --       --        --        --
American General Core Bond (Division
  58)...................................   (1.89)    1.86      --       --      --       --       --       --        --        --
American General Domestic Bond (Division
  43)...................................   (3.81)    2.86      --       --      --       --       --       --        --        --
American General Growth Lifestyle
  (Division 48).........................   28.99    16.30      --       --      --       --       --       --        --        --
American General High Yield Bond
  (Division 60).........................    2.17     5.06      --       --      --       --       --       --        --        --
American General International Growth
  (Division 33).........................   55.45    10.31      --       --      --       --       --       --        --        --
American General International Value
  (Division 34).........................   66.59    19.98      --       --      --       --       --       --        --        --
American General Large Cap Growth
  (Division 39).........................   34.39    21.36      --       --      --       --       --       --        --        --
American General Large Cap Value
  (Division 40).........................    4.52    15.71      --       --      --       --       --       --        --        --
American General Mid Cap Growth
  (Division 37).........................    5.60    24.98      --       --      --       --       --       --        --        --
American General Mid Cap Value (Division
  38)...................................   21.28    19.80      --       --      --       --       --       --        --        --
American General Moderate Growth
  Lifestyle (Division 49)...............   17.90    14.83      --       --      --       --       --       --        --        --
American General Money Market (Division
  44)...................................    3.98     1.08      --       --      --       --       --       --        --        --
American General Small Cap Growth
  (Division 35).........................   68.43    22.30      --       --      --       --       --       --        --        --
American General Small Cap Value
  (Division 36).........................   (7.27)   11.04      --       --      --       --       --       --        --        --
American General Socially Responsible
  (Division 41).........................   17.19    19.15      --       --      --       --       --       --        --        --
American General Strategic Bond
  (Division 59).........................    3.06     3.80      --       --      --       --       --       --        --        --
Dreyfus Founders Growth (Division 30)...   37.64    23.76   25.25     2.95      --       --       --       --        --        --
Dreyfus Variable Investment Fund
   -- Small Cap Portfolio (Division
  18)...................................   21.80    (4.51)  15.37    15.14   27.78     4.32       --       --        --        --
Evergreen Growth and Income -- Class A
  (Division 56).........................   13.29       --      --       --      --       --       --       --        --        --
Evergreen Small Cap Value -- Class A
  (Division 55).........................   (0.45)      --      --       --      --       --       --       --        --        --
Evergreen Value -- Class A (Division
  57)...................................    3.41       --      --       --      --       --       --       --        --        --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)....................   21.37     5.07   14.07    17.40   21.02    (0.41)      --       --        --        --
  Templeton International
    Securities -- Class 1 (Division
    20)(2)..............................   22.10     7.95   12.54    22.50   14.34    (0.07)      --       --        --        --
Neuberger Berman Guardian Trust
  (Division 29).........................    7.36     1.34   16.66    12.08      --       --       --       --        --        --
Putnam Global Growth -- Class A
  (Division 28).........................   63.00    27.48   12.20     5.77      --       --       --       --        --        --
Putnam New Opportunities -- Class A
  (Division 26).........................   67.91    23.12   21.30    (5.24)     --       --       --       --        --        --
Putnam OTC & Emerging Growth -- Class A
  (Division 27).........................  124.57     9.87    9.08   (10.50)     --       --       --       --        --        --
Scudder Growth and Income (Division
  21)(3)................................    5.09     4.99   28.80    11.50      --       --       --       --        --        --
T. Rowe Price Small Cap Stock (Division
  51)...................................   13.33    13.22      --       --      --       --       --       --        --        --
Templeton Foreign -- Class A (Division
  32)(4)................................   38.34    (5.82)   5.57     7.59      --       --       --       --        --        --
Vanguard LifeStrategy Conservative
  Growth (Division 54)..................    6.44     8.03      --       --      --       --       --       --        --        --
Vanguard LifeStrategy Growth (Division
  52)...................................   15.82    16.08      --       --      --       --       --       --        --        --
Vanguard LifeStrategy Moderate Growth
  (Division 53).........................   10.57    12.35      --       --      --       --       --       --        --        --
Vanguard Long-Term Corporate (Division
  22)***................................   (7.21)    8.04   12.32     4.76      --       --       --       --        --        --
Vanguard Long-Term Treasury (Division
  23)***................................   (9.61)   11.82   12.44     4.85      --       --       --       --        --        --
Vanguard Wellington (Division 25).......    3.11    10.65   21.65    10.16      --       --       --       --        --        --
Vanguard Windsor II (Division 24).......   (6.96)   14.90   30.70    12.09      --       --       --       --        --        --

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


                                          CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                          ---------------------------------------------------------------------------------------
FUND AND DIVISION                          1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
----------------------------------------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
AGSPC Asset Allocation (Division 5).....  157.96%  133.14%   98.95%   63.88%   49.00%   20.60%   23.43%   14.08%   16.07%   (3.38)%
AGSPC Capital Conservation (Division
  7)....................................   72.30    74.76    64.40    52.95    51.81    26.95    36.57    23.17    14.52    (1.28)
AGSPC Government Securities (Division
  8)....................................   72.38    79.08    66.02    53.97    52.60    31.20    38.75    26.48    19.17     4.91
AGSPC Growth (Division 15)..............  169.15   153.13   116.44    80.67    52.87     4.42       --       --       --       --
AGSPC Growth & Income (Division 16).....  178.96   129.38   102.25    64.96    35.11     3.49       --       --       --       --
AGSPC International Equities (Division
  11)...................................   80.88    41.45    20.31    18.91    12.45     2.53    (4.09)  (25.41)  (12.95)  (20.90)
AGSPC International Government Bond
  (Division 13).........................   60.91    72.80    49.06    58.22    53.08    30.14    25.83    11.28     9.05       --
AGSPC MidCap Index (Division 4)****.....  243.76   202.14   156.48    96.61    67.18    29.36    35.74    21.43    11.63       --
AGSPC Money Market (Division 6).........   45.68    40.47    34.90    29.55    24.60    19.23    16.02    14.11    11.63     6.83
AGSPC Science & Technology (Division
  17)...................................  573.27   238.39   140.50   136.78   110.13    31.28       --       --       --       --
AGSPC Small Cap Index (Division 14).....  152.26   110.05   116.36    78.54    54.49    22.23    27.72    11.28       --       --
AGSPC Social Awareness (Division 12)....  337.56   272.50   195.58   123.04    81.69    32.07    35.34    26.68    23.82    (2.21)
AGSPC Stock Index (Division 10).........  359.85   285.22   202.99   129.94    89.21    39.18    39.60    28.33    21.54    (4.83)
American Century Ultra (Division 31)....  135.98    68.55    26.59     3.98       --       --       --       --       --       --
American General Balanced (Division
  42)...................................   29.04    14.12       --       --       --       --       --       --       --       --
American General Conservative Growth
  Lifestyle (Division 50)...............   26.84    12.78       --       --       --       --       --       --       --       --
American General Core Bond (Division
  58)...................................   (0.07)    1.86       --       --       --       --       --       --       --       --
American General Domestic Bond (Division
  43)...................................   (1.06)    2.86       --       --       --       --       --       --       --       --
American General Growth Lifestyle
  (Division 48).........................   50.01    16.30       --       --       --       --       --       --       --       --
American General High Yield Bond
  (Division 60).........................    7.34     5.06       --       --       --       --       --       --       --       --
American General International Growth
  (Division 33).........................   71.48    10.31       --       --       --       --       --       --       --       --
American General International Value
  (Division 34).........................   99.87    19.98       --       --       --       --       --       --       --       --
American General Large Cap Growth
  (Division 39).........................   63.10    21.36       --       --       --       --       --       --       --       --
American General Large Cap Value
  (Division 40).........................   20.94    15.71       --       --       --       --       --       --       --       --
American General Mid Cap Growth
  (Division 37).........................   31.98    24.98       --       --       --       --       --       --       --       --
American General Mid Cap Value (Division
  38)...................................   45.29    19.80       --       --       --       --       --       --       --       --
American General Moderate Growth
  Lifestyle (Division 49)...............   35.38    14.83       --       --       --       --       --       --       --       --
American General Money Market (Division
  44)...................................    5.11     1.08       --       --       --       --       --       --       --       --
American General Small Cap Growth
  (Division 35).........................  105.98    22.30       --       --       --       --       --       --       --       --
American General Small Cap Value
  (Division 36).........................    2.97    11.04       --       --       --       --       --       --       --       --
American General Socially Responsible
  (Division 41).........................   39.63    19.15       --       --       --       --       --       --       --       --
American General Strategic Bond
  (Division 59).........................    6.98     3.80       --       --       --       --       --       --       --       --
Dreyfus Founders Growth (Division 30)...  119.66    59.59    28.95     2.95       --       --       --       --       --       --
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio (Division
  18)...................................  105.94    69.08    77.06    53.47    33.29     4.32       --       --       --       --
Evergreen Growth and Income -- Class A
  (Division 56).........................   13.29       --       --       --       --       --       --       --       --       --
Evergreen Small Cap Value -- Class A
  (Division 55).........................   (0.45)      --       --       --       --       --       --       --       --       --
Evergreen Value -- Class A (Division
  57)...................................    3.41       --       --       --       --       --       --       --       --       --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)....................  105.81    69.58    61.39    41.48    20.52    (0.41)      --       --       --       --
  Templeton International
    Securities -- Class 1 (Division
    20)(2)..............................  107.61    70.04    57.52    39.97    14.26    (0.07)      --       --       --       --
Neuberger Berman Guardian Trust
  (Division 29).........................   42.24    32.50    30.74    12.08       --       --       --       --       --       --
Putnam Global Growth -- Class A
  (Division 28).........................  146.59    51.29    18.68     5.77       --       --       --       --       --       --
Putnam New Opportunities -- Class A
  (Division 26).........................  137.63    41.52    14.95    (5.24)      --       --       --       --       --       --
Putnam OTC & Emerging Growth -- Class A
  (Division 27).........................  140.89     7.27    (2.37)  (10.50)      --       --       --       --       --       --
Scudder Growth and Income (Division
  21)(3)................................   58.45    50.77    43.60    11.50       --       --       --       --       --       --
T. Rowe Price Small Cap Stock (Division
  51)...................................   28.31    13.22       --       --       --       --       --       --       --       --
Templeton Foreign -- Class A (Division
  32)(4)................................   47.98     6.97    13.58     7.59       --       --       --       --       --       --
Vanguard LifeStrategy Conservative
  Growth (Division 54)..................   14.99     8.03       --       --       --       --       --       --       --       --
Vanguard LifeStrategy Growth (Division
  52)...................................   34.44    16.08       --       --       --       --       --       --       --       --
Vanguard LifeStrategy Moderate Growth
  (Division 53).........................   24.23    12.35       --       --       --       --       --       --       --       --
Vanguard Long-Term Corporate (Division
  22)***................................   17.97    27.13    17.66     4.76       --       --       --       --       --       --
Vanguard Long-Term Treasury (Division
  23)***................................   19.16    31.83    17.89     4.85       --       --       --       --       --       --
Vanguard Wellington (Division 25).......   52.90    48.28    34.01    10.16       --       --       --       --       --       --
Vanguard Windsor II (Division 24).......   56.60    68.32    46.49    12.09       --       --       --       --       --       --


------------


   * For the periods prior to September 22, 1998, for all Divisions other then Divisions 55-57, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for the stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director Plus other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on September 22, 1998. For Divisions 55-57, the Contracts offered by this prospectus became available for purchase on January 4, 1999.


  ** For the year in which the underlying Division commenced operations, less than a full year's performance has been reflected, which is not annualized.

 *** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


**** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                      TABLE VIII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                         ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         --------------------------------------------------------
FUND AND DIVISION***                       1999       1998        1997        1996        1995
---------------------------------------   -------     ------      ------      ------      ------
AGSPC Growth (Division 15).............      6.33%     16.96%      19.80%      18.18%      46.40%
AGSPC Growth & Income (Division 16)....     21.61      13.41       22.60       22.10       30.55
AGSPC Science & Technology (Division
  17)..................................     98.96      40.71        1.57       12.68       60.07
American Century Ultra (Division 31)...     40.00      33.14       21.74       12.43       36.23
Dreyfus Founders Growth (Division
  30)..................................     37.64      23.76       25.25       15.35       44.17
Dreyfus Variable Investment Fund
   -- Small Cap Portfolio (Division
  18)..................................     21.80      (4.51)      15.37       15.14       27.78
Evergreen Growth and Income -- Class A
  (Division 56)........................     13.29       3.90       29.66       22.31       31.42
Evergreen Small Cap Value -- Class A
  (Division 55)........................     (0.45)    (10.46)      32.06       20.83       27.64
Evergreen Value -- Class A (Division
  57)..................................      3.41       8.44       24.51       17.77       30.54
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)...................     21.37       5.07       14.07       17.40       21.02
  Templeton International Securities --
    Class 1 (Division 20)(2)...........     22.10       7.95       12.54       22.50       14.34
Neuberger Berman Guardian Trust
  (Division 29)........................      7.36       1.34       16.66       16.54       30.69
Putnam Global Growth -- Class A
  (Division 28)........................     63.00      27.48       12.20       15.37       13.68
Putnam New Opportunities -- Class A
  (Division 26)........................     67.91      23.12       21.30        9.70       44.85
Putnam OTC & Emerging Growth -- Class A
  (Division 27)........................    124.57       9.87        9.08        3.53       54.42
Scudder Growth and Income (Division
  21)(3)...............................      5.09       4.99       28.80       20.63       29.56
T. Rowe Price Small Cap Stock (Division
  51)..................................     13.33      (4.74)      27.25       19.58       32.24
Templeton Foreign -- Class A (Division
  32)(4)...............................     38.34      (5.82)       5.57       16.74       10.07
Vanguard LifeStrategy Conservative
  Growth (Division 54).................      6.44      14.35       15.38        9.00       22.84
Vanguard LifeStrategy Growth (Division
  52)..................................     15.82      19.77       20.78       14.00       27.68
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................     10.57      17.43       18.31       11.33       26.39
Vanguard Long-Term Corporate (Division
  22)****..............................     (7.21)      8.04       12.32       (0.72)      24.84
Vanguard Long-Term Treasury (Division
  23)****..............................     (9.61)     11.82       12.44       (3.08)      28.51
Vanguard Wellington (Division 25)......      3.11      10.65       21.65       14.69       31.29
Vanguard Windsor II (Division 24)......     (6.96)     14.90       30.70       22.56       37.13

                                       ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         ------------------------------------------------------
FUND AND DIVISION***                      1994      1993        1992        1991        1990
---------------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).............    0.18%        --          --          --          --
AGSPC Growth & Income (Division 16)....   (0.68)        --          --          --          --
AGSPC Science & Technology (Division
  17)..................................   24.77         --          --          --          --
American Century Ultra (Division 31)...   (4.63)     20.54        0.20       84.49        8.22
Dreyfus Founders Growth (Division
  30)..................................   (4.29)     24.31        3.22       45.94      (11.48)
Dreyfus Variable Investment Fund
   -- Small Cap Portfolio (Division
  18)..................................    6.33      66.31       69.24      156.75        1.68
Evergreen Growth and Income -- Class A
  (Division 56)........................      --         --          --          --          --
Evergreen Small Cap Value -- Class A
  (Division 55)........................      --         --          --          --          --
Evergreen Value -- Class A (Division
  57)..................................    0.87       8.24        6.86       23.90       (4.39)
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)...................   (4.24)     24.59        6.74       26.13       (9.13)
  Templeton International Securities --
    Class 1 (Division 20)(2)...........   (3.49)     45.51       (6.89)         --          --
Neuberger Berman Guardian Trust
  (Division 29)........................    0.53       6.92          --          --          --
Putnam Global Growth -- Class A
  (Division 28)........................   (1.83)     30.55       (0.75)      16.81      (10.09)
Putnam New Opportunities -- Class A
  (Division 26)........................    2.30      31.39       24.37       65.89       10.41
Putnam OTC & Emerging Growth -- Class A
  (Division 27)........................    1.24      30.76       11.58       39.46      (10.72)
Scudder Growth and Income (Division
  21)(3)...............................    1.33      14.17        8.20       26.59       (3.53)
T. Rowe Price Small Cap Stock (Division
  51)..................................   (1.15)     16.96       12.51       36.93      (21.47)
Templeton Foreign -- Class A (Division
  32)(4)...............................   (0.63)     35.47       (0.89)      17.11       (3.96)
Vanguard LifeStrategy Conservative
  Growth (Division 54).................   (0.21)        --          --          --          --
Vanguard LifeStrategy Growth (Division
  52)..................................   (0.41)        --          --          --          --
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................   (1.01)        --          --          --          --
Vanguard Long-Term Corporate (Division
  22)****..............................   (6.46)     13.08        8.42       19.42        4.90
Vanguard Long-Term Treasury (Division
  23)****..............................   (8.18)     15.35        6.08       15.99        4.48
Vanguard Wellington (Division 25)......   (1.71)     12.12        6.59       22.13       (4.00)
Vanguard Windsor II (Division 24)......   (2.38)     12.20       10.61       27.11       11.09

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                    CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                 ---------------------------------------------------------------------------------------------
FUND AND DIVISION                  1999        1998        1997        1996        1995          1994      1993        1992
-------------------------------  --------    --------    --------    --------    --------       ------     ------      ------
AGSPC Growth (Division 15).....    158.22%     142.86%     107.65%      73.33%      46.67%        0.18%        --          --
AGSPC Growth & Income (Division
  16)..........................    167.70      120.12       94.09       58.31       29.66        (0.68)        --          --
AGSPC Science & Technology
  (Division 17)................    539.90      221.62      128.57      125.05       99.72        24.77         --          --
American Century Ultra
  (Division 31)................    699.41      470.99      328.86      252.27      213.32       129.99     141.14      100.05
Dreyfus Founders Growth
  (Division 30)................    462.89      308.96      230.44      163.82      128.71        58.64      65.76       33.35
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio
  (Division 18)................  1,442.37    1,166.28    1,226.07    1,049.38      898.25       681.25     634.77      341.81
Evergreen Growth and Income --
  Class A (Division 56)........    145.33      116.55      108.42       60.74       31.42           --         --          --
Evergreen Small Cap Value --
  Class A (Division 55)........     81.56       82.37      103.67       54.22       27.64           --         --          --
Evergreen Value -- Class A
  (Division 57)................    196.67      186.89      164.56      112.47       80.42        38.21      37.02       26.59
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy --
    Class 1 (Division 19)(1)...    201.66      148.55      136.56      107.38       76.65        45.97      52.42       22.34
  Templeton International
    Securities -- Class 1
    (Division 20)(2)...........    171.69      122.51      106.13       83.17       49.52        30.77      35.49       (6.89)
Neuberger Berman Guardian Trust
  (Division 29)................    107.76       93.53       90.97       63.70       40.47         7.48       6.92          --
Putnam Global Growth -- Class A
  (Division 28)................    308.51      150.63       96.60       75.22       51.88        33.60      36.09        4.24
Putnam New Opportunities --
  Class A (Division 26)........  1,120.17      626.67      490.23      386.56      343.54       206.20     199.32      127.80
Putnam OTC & Emerging
  Growth -- Class A (Division
  27)..........................    691.25      252.34      220.68      193.98      183.97        83.89      81.65       38.92
Scudder Growth and Income
  (Division 21)(3).............    239.54      223.08      207.72      138.92       98.06        52.87      50.86       32.13
T. Rowe Price Small Cap Stock
  (Division 51)................    203.83      168.10      181.45      121.17       84.96        39.87      41.50       20.98
Templeton Foreign -- Class A
  (Division 32)(4).............    165.20       91.70      103.54       92.81       65.16        50.05      51.01       11.47
Vanguard LifeStrategy
  Conservative Growth (Division
  54)..........................     87.63       76.28       54.16       33.61       22.58        (0.21)        --          --
Vanguard LifeStrategy Growth
  (Division 52)................    142.85      109.69       75.07       44.95       27.15        (0.41)        --          --
Vanguard LifeStrategy Moderate
  Growth (Division 53).........    113.99       93.53       64.80       39.29       25.12        (1.01)        --          --
Vanguard Long-Term Corporate
  (Division 22)***.............    100.51      116.08      100.00       78.06       79.36        43.67      53.59       35.82
Vanguard Long-Term Treasury
  (Division 23)***.............     92.73      113.21       90.67       69.57       74.96        36.15      48.28       28.55
Vanguard Wellington (Division
  25)..........................    187.81      179.12      152.26      107.36       80.80        37.71      40.11       24.96
Vanguard Windsor II (Division
  24)..........................    221.49      245.55      200.74      130.10       87.74        36.91      40.25       25.00

                                 CUMULATIVE CHANGE IN
                                 PURCHASE UNIT VALUE
                                 FOR EACH PERIOD END
                                  SINCE DECEMBER 31,
                                        1989**
                                 --------------------
FUND AND DIVISION                 1991        1990
-------------------------------   ------      ------
AGSPC Growth (Division 15).....       --          --
AGSPC Growth & Income (Division
  16)..........................       --          --
AGSPC Science & Technology
  (Division 17)................       --          --
American Century Ultra
  (Division 31)................    99.65        8.22
Dreyfus Founders Growth
  (Division 30)................    29.19      (11.48)
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio
  (Division 18)................   161.05        1.68
Evergreen Growth and Income --
  Class A (Division 56)........       --          --
Evergreen Small Cap Value --
  Class A (Division 55)........       --          --
Evergreen Value -- Class A
  (Division 57)................    18.46       (4.39)
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy --
    Class 1 (Division 19)(1)...    14.61       (9.13)
  Templeton International
    Securities -- Class 1
    (Division 20)(2)...........       --          --
Neuberger Berman Guardian Trust
  (Division 29)................       --          --
Putnam Global Growth -- Class A
  (Division 28)................     5.03      (10.09)
Putnam New Opportunities --
  Class A (Division 26)........    83.17       10.41
Putnam OTC & Emerging
  Growth -- Class A (Division
  27)..........................    24.51      (10.72)
Scudder Growth and Income
  (Division 21)(3).............    22.12       (3.53)
T. Rowe Price Small Cap Stock
  (Division 51)................     7.53      (21.47)
Templeton Foreign -- Class A
  (Division 32)(4).............    12.47       (3.96)
Vanguard LifeStrategy
  Conservative Growth (Division
  54)..........................       --          --
Vanguard LifeStrategy Growth
  (Division 52)................       --          --
Vanguard LifeStrategy Moderate
  Growth (Division 53).........       --          --
Vanguard Long-Term Corporate
  (Division 22)***.............    25.27        4.90
Vanguard Long-Term Treasury
  (Division 23)***.............    21.18        4.48
Vanguard Wellington (Division
  25)..........................    17.24       (4.00)
Vanguard Windsor II (Division
  24)..........................    13.01      (11.09)


------------


Divisions with an identical inception date as the underlying Fund's inception date are not reflected in this Table. See preceding Table.



 * The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for the periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.


*** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

--------------------------------------------------------------------------------

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.
HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs of employers;

  - Section 408(p) SIMPLE retirement accounts.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

--------------------------------------------------------------------------------

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account

--------------------------------------------------------------------------------

requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:
    ------------------------------------------------------------------------
    Social Security Number:
    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer
Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    5
Types of Variable Annuity Contracts.................    6
Federal Tax Matters.................................    6
    Tax Consequences of Purchase Payments...........    6
    Tax Consequences of Distributions...............    8
    Special Tax Consequences -- Early
      Distribution..................................    9
    Special Tax Consequences -- Required
      Distributions.................................   10
    Tax Free Rollovers, Transfers and Exchanges.....   11
Exchange Privilege..................................   11
    Exchanges From Portfolio Director...............   12
    Exchanges From Portfolio Director 2.............   12
    Exchanges From Independence Plus Contracts......   13
    Exchanges From V-Plan Contracts.................   14
    Exchanges From SA-1 and SA-2 Contracts..........   15
    Exchanges From Impact Contracts.................   16
    Exchanges From Compounder Contracts.............   17
    Information Which May Be Applicable To Any
      Exchange......................................   18
Calculation of Surrender Charge.....................   19
    Illustration of Surrender Charge on Total
      Surrender.....................................   19
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   19
Purchase Unit Value.................................   20
    Illustration of Calculation of Purchase Unit
      Value.........................................   20
    Illustration of Purchase of Purchase Units......   20
Performance Calculations............................   20
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   20
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   20
    Calculation of Current Yield for American
      General Money Market Division 44..............   20
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six and American
      General Money Market Division 44..............   20
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   21
    Calculation of Effective Yield for American
      General Money Market Division 44..............   21
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six and
      American General Money Market Division 44.....   21
    Standardized Yield for Bond Fund Divisions......   21
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   21
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   21
    Calculation of Average Annual Total Return......   22
    Calculation of MVA Option.......................   22
Performance Information.............................   23
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   23
    Performance Compared to Market Indices..........   23
    AGSPC Asset Allocation Division Five............   27
    AGSPC Capital Conservation Division Seven.......   28
    AGSPC Government Securities Division Eight......   28
    AGSPC Growth Division Fifteen...................   29
    AGSPC Growth & Income Division Sixteen..........   29
    AGSPC International Equities Division Eleven....   30
    AGSPC International Government Bond Division
      Thirteen......................................   31
    AGSPC MidCap Index Division Four................   31
    AGSPC Money Market Division Six.................   32
    AGSPC Science & Technology Division Seventeen...   33
    AGSPC Small Cap Index Division Fourteen.........   33
    AGSPC Social Awareness Division Twelve..........   34
    AGSPC Stock Index Division Ten..................   35
    American Century Ultra Division Thirty-One......   35
    American General Balanced Division Forty-Two....   36



                                                      PAGE
                                                      ----
    American General Conservative Growth Lifestyle
      Division Fifty................................   36
    American General Core Bond Division
      Fifty-Eight...................................   37
    American General Domestic Bond Division
      Forty-Three...................................   38
    American General Growth Lifestyle Division
      Forty-Eight...................................   38
    American General High Yield Bond Division
      Sixty.........................................   39
    American General International Growth Division
      Thirty-Three..................................   39
    American General International Value Division
      Thirty-Four...................................   40
    American General Large Cap Growth Division
      Thirty-Nine...................................   40
    American General Large Cap Value Division
      Forty.........................................   41
    American General Mid Cap Growth Division
      Thirty-Seven..................................   41
    American General Mid Cap Value Division
      Thirty-Eight..................................   42
    American General Moderate Growth Lifestyle
      Division Forty-Nine...........................   42
    American General Money Market Division
      Forty-Four....................................   43
    American General Small Cap Growth Division
      Thirty-Five...................................   43
    American General Small Cap Value Division
      Thirty-Six....................................   44
    American General Socially Responsible Division
      Forty-One.....................................   44
    American General Strategic Bond Division
      Fifty-Nine....................................   45
    Dreyfus Founders Growth Division Thirty.........   45
    Dreyfus Variable Investment Fund -- Small Cap
      Portfolio Division Eighteen...................   46
    Evergreen Growth and Income Division
      Fifty-Six.....................................   47
    Evergreen Small Cap Value Division Fifty-Five...   47
    Evergreen Value Division Fifty-Seven............   48
    Neuberger Berman Guardian Trust Division Twenty-
      Nine..........................................   48
    Putnam Global Growth -- Class A Division Twenty-
      Eight.........................................   49
    Putnam New Opportunities -- Class A Division
      Twenty-Six....................................   50
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-Seven..................................   50
    Scudder Growth and Income Division Twenty-One...   51
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   52
    Templeton Asset Strategy Division Nineteen......   52
    Templeton Foreign Division Thirty-Two...........   53
    Templeton International Securities Division
      Twenty........................................   54
    Vanguard LifeStrategy Conservative Growth
      Division Fifty-Four...........................   54
    Vanguard LifeStrategy Growth Division
      Fifty-Two.....................................   55
    Vanguard LifeStrategy Moderate Growth Division
      Fifty-Three...................................   56
    Vanguard Long-Term Corporate Division
      Twenty-Two....................................   56
    Vanguard Long-Term Treasury Division
      Twenty-Three..................................   57
    Vanguard Wellington Division Twenty-Five........   58
    Vanguard Windsor II Division Twenty-Four........   59
Payout Payments.....................................   60
    Assumed Investment Rate.........................   60
    Amount of Payout Payments.......................   60
    Payout Unit Value...............................   60
    Illustration of Calculation of Payout Unit
      Value.........................................   61
    Illustration of Payout Payments.................   61
Distribution of Variable Annuity Contracts..........   62
Experts.............................................   62
Comments on Financial Statements....................   62

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................


                          PORTFOLIO DIRECTOR CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).



                             (Please Print or Type)



Name: ----------------------------------------------------   G.A. # ---------------------------------------------------
Address: --------------------------------------------------  Policy # --------------------------------------------------
-----------------------------------------------------------
Social Security Number: --------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


               [VALIC LOGO]


              PRINTED MATTER


   PRINTED IN U.S.A.  VA 10855  REV 5/00


  (C)The Variable Annuity Life Insurance
          Company, Houston, Texas



      Recycled Paper  [RECYCLED PAPER LOGO]

[Momento Photo]



                PORTFOLIO DIRECTOR(R) PLUS

                               SEPARATE ACCOUNT A
                            FOR SERIES 1.20 - 12.20

                Prospectus
                May 1, 2000

                Units of Interest Under Group and
                Individual Variable Annuity Contracts
                Portfolio Director Plus


                                            VALIC
                                              AN AMERICAN
                                                GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS



SUPPLEMENT ISSUED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000



The Variable Annuity Life Insurance Company (the "Company") filed an application with the Securities and Exchange Commission ("SEC") as of March 31, 2000 requesting an order allowing the Company to replace the shares of American General Domestic Bond Fund of American General Series Portfolio Company 3 ("AGSPC 3"), T. Rowe Price Small-Cap Stock Fund, Dreyfus Variable Investment Fund -- Small Cap Portfolio, Scudder Growth and Income Fund, Neuberger Berman Guardian Trust and Dreyfus Founders Growth Fund, each of which is a Variable Investment Option currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General Series Portfolio Company ("AGSPC").



The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Substitute Series will have substantially the same investment objective, practices and restrictions as the Replaced Series. In the case of Dreyfus Variable Investment Fund -- Small Cap Portfolio and T. Rowe Price Small-Cap Stock Fund, Inc., the Substitute Series will have two sub-advisers, one of which is the Replaced Series' current investment adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced Series' current investment adviser, Founders Asset Management LLC, as its sub-adviser. In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.



The proposed substitutions and respective sub-advisers are:



REPLACED SERIES                                         SUBSTITUTE SERIES
Dreyfus Variable Investment Fund --             --      AGSPC American General Select Small-Cap Fund (T. Rowe
  Small-Cap Portfolio                                   Price Associates, Inc. and Founders Asset Management
                                                        LLC)
T. Rowe Price Small-Cap Stock Fund, Inc.        --      AGSPC American General Select Small Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
Scudder Growth and Income Fund                  --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Neuberger Berman Guardian Trust                 --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Dreyfus Founders Growth Fund                    --      AGSPC American General Founders Growth Fund (Founders
                                                        Asset Management LLC)
AGSPC 3 American General Domestic Bond Fund     --      AGSPC 3 American General Core Bond Fund (American
                                                        General Investment Management, L.P.)


--------------------------------------------------------------------------------


You should note that:



- No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the substitutions.



- The elections you have on file for allocating your account value, premium payments and deductions will remain unchanged until you direct us otherwise.



- You will not bear any expenses relating to the substitutions.



- Although for two of the substitutions (Dreyfus Variable Investment
  Fund -- Small Cap Portfolio and Scudder Growth and Income Fund) total contract holder expenses are expected to be slightly higher for the Replaced Series, the substitutions will result in a change to a sub-adviser with a superior performance record.



- On the effective date of the substitution, your account value in the Variable Account Option will be the same as before the substitution.



- The substitution will have no tax consequences for you.



The Company expects to complete the substitutions before October 2000. The newly created series of AGSPC will commence operations at the time of the substitutions. Completion of the substitutions is conditioned upon obtaining the approval of the SEC and state insurance authorities, if applicable. Of course, you may transfer amounts in your Contract among the Variable Investment Options and Fixed Options, as usual. The substitutions will not be treated as a transfer for purposes of the transfer provisions of your Contract. In addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.



We will send you a prospectus for AGSPC 3 and the new series of AGSPC, and notice of the actual date of the substitutions, after we receive SEC approval. You will receive confirmation when the substitution is complete.



Should you have any questions, you may contact us at 1-800-448-2542 (selection
1).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS
SEPARATE ACCOUNT A

FOR SERIES 1.20 TO 12.20                                             May 1, 2000


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus 1.20 to 12.20 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans, as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director Plus permits you to invest in and receive retirement benefits in one or more Fixed Account Options* and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts or certain employer sponsored retirement plans will not be available within your contract.



* One of the Fixed Account Options, the Multi-Year Enhanced Fixed Account, will be available approximately May 22, 2000, subject to state approval.


--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
FEE TABLE.....................................     2
SUMMARY.......................................     7
SELECTED PURCHASE UNIT DATA...................    14
GENERAL INFORMATION...........................    15
     About Portfolio Director Plus............    15
     About VALIC..............................    15
     About VALIC Separate Account A...........    15
     Units of Interests.......................    16
     Distribution of the Contracts............    16

VARIABLE ACCOUNT OPTIONS......................    16

PURCHASE PERIOD...............................    17
     Purchase Payments........................    17
     Purchase Units...........................    18
     Calculation of Purchase Unit Value.......    18
     Choosing Investment Options..............    18
          Fixed Account Options...............    18
          Variable Account Options............    19
     Stopping Purchase Payments...............    19

TRANSFERS BETWEEN INVESTMENT OPTIONS..........    19
     During the Purchase Period...............    20
     During the Payout Period.................    20
     Communicating Transfer or Reallocation
       Instructions...........................    20
     Effective Date of Transfer...............    21
     Market Timing............................    21

FEES AND CHARGES..............................    21
     Account Maintenance Fee..................    21
     Surrender Charge.........................    21
          Amount of Surrender Charge..........    22
          10% Free Withdrawal.................    22
          Exceptions to Surrender Charge......    22
     Premium Tax Charge.......................    22
     Separate Account Charges.................    22
     Fund Annual Expense Charges..............    23
     Other Tax Charges........................    23
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    23
     Separate Account Expense Reimbursement...    24
     Market Value Adjustment..................    24

PAYOUT PERIOD.................................    25
     Fixed Payout.............................    25
     Variable Payout..........................    25
     Combination Fixed and Variable Payout....    25
     Payout Date..............................    25
     Payout Options...........................    25
     Enhancements to Payout Options...........    26
     Payout Information.......................    26

SURRENDER OF ACCOUNT VALUE....................    27
     When Surrenders are Allowed..............    27
     Amount That May Be Surrendered...........    27
     Surrender Restrictions...................    27
     Partial Surrenders.......................    27
     Systematic Withdrawals...................    27
     Distributions Required By Federal Tax
       Law....................................    28

EXCHANGE PRIVILEGE............................    28
     Restrictions on Exchange Privilege.......    28
     Taxes and Conversion Costs...............    28



                                                PAGE
                                                ----
     Surrender Charges........................    29
     Exchange Offers for Contracts Other Than
       Portfolio Director Plus................    29
     Comparison of Portfolio Director and
       Portfolio Director 2 Contracts to
       Portfolio Director Plus Contracts......    29
     Comparison of Other Contracts............    29
     Features of Portfolio Director Plus......    29
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    30

DEATH BENEFITS................................    31
     Beneficiary Information..................    31
     Special Information for Individual
       Non-Tax Qualified Contracts............    31
     During the Purchase Period...............    31
          Interest Guaranteed Death Benefit...    31
          Standard Death Benefit..............    31
     During the Payout Period.................    32

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    32
     Types of Investment Performance
       Information Advertised.................    32
       Total Return Performance Information...    32
       Standard Average Annual Total Return...    33
       Nonstandard Average Annual Total
          Return..............................    33
       Cumulative Total Return................    33
       Annual Change in Purchase Unit Value...    33
       Cumulative Change in Purchase Unit
          Value...............................    33
       Total Return Based on Different
          Investment Amounts..................    33
       An Assumed Account Value of $10,000....    34
     Yield Performance Information............    34
       AGSPC Money Market and American General
          Money Market Divisions..............    34
       Divisions Other Than The AGSPC Money
          Market and American General Money
          Market Divisions....................    34
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    34

OTHER CONTRACT FEATURES.......................    46
     Changes That May Not Be Made.............    46
     Change of Beneficiary....................    46
     Contingent Owner.........................    46
     Cancellation -- The 20 Day "Free Look"...    46
     We Reserve Certain Rights................    46
     Relationship to Employer's Plan..........    46

VOTING RIGHTS.................................    46
     Who May Give Voting Instructions.........    46
     Determination of Fund Shares Attributable
       to Your Account........................    47
       During Purchase Period.................    47
       During Payout Period or after a Death
          Benefit Has Been Paid...............    47
     How Fund Shares Are Voted................    47

FEDERAL TAX MATTERS...........................    47
     Type of Plans............................    47
     Tax Consequences in General..............    48
     Effect of Tax-Deferred Accumulations.....    48

YEAR 2000.....................................    50


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                     PAGE NO.
-------------                     --------
Account Value...................    20
Annuitant.......................    30
Assumed Investment Rate.........    24
Beneficiary.....................    30
Contract Owner..................    30
Divisions.......................    32
Fixed Account Options...........    30
Home Office.....................    20
Mutual Fund or Fund.............    15
Participant.....................    01
Participant Year................    21
Payout Period...................    20
Payout Unit.....................    24
Purchase Payments...............   17, 32
Purchase Period.................    20
Purchase Unit...................    18
VALIC Separate Account A........    47
Variable Account Options........   16, 30


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director Plus. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the
individual, (in most
cases you are the
Participant) for whom
Purchase Payments
are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation Fund                            0.25%           0.55%              --          0.80%
AGSPC Capital Conservation Fund                        0.25            0.55               --          0.80
AGSPC Government Securities Fund                       0.25            0.55               --          0.80
AGSPC Growth Fund                                      0.25            0.55               --          0.80
AGSPC Growth & Income Fund                             0.25            0.55               --          0.80
AGSPC International Equities Fund                      0.25            0.55               --          0.80
AGSPC International Government Bond Fund               0.25            0.55               --          0.80
AGSPC MidCap Index Fund                                0.25            0.55               --          0.80
AGSPC Money Market Fund                                0.25            0.55               --          0.80
AGSPC Science & Technology Fund                        0.25            0.55               --          0.80
AGSPC Small Cap Index Fund                             0.25            0.55               --          0.80
AGSPC Social Awareness Fund                            0.25            0.55               --          0.80
AGSPC Stock Index Fund                                 0.25            0.55               --          0.80
American Century Ultra Fund(4)                         0.25            0.80            (0.21%)        0.84
American General Balanced Fund(4)                      0.25            0.55            (0.25)         0.55
American General Conservative Growth Lifestyle
  Fund(4)                                              0.25            0.55            (0.25)         0.55
American General Core Bond Fund(4)                     0.25            0.55            (0.25)         0.55
American General Domestic Bond Fund(4)                 0.25            0.55            (0.25)         0.55
American General Growth Lifestyle Fund(4)              0.25            0.55            (0.25)         0.55
American General High Yield Bond Fund(4)               0.25            0.55            (0.25)         0.55
American General International Growth Fund(4)          0.25            0.55            (0.25)         0.55
American General International Value Fund(4)           0.25            0.55            (0.25)         0.55
American General Large Cap Growth Fund(4)              0.25            0.55            (0.25)         0.55
American General Large Cap Value Fund(4)               0.25            0.55            (0.25)         0.55
American General Mid Cap Growth Fund(4)                0.25            0.55            (0.25)         0.55
American General Mid Cap Value Fund(4)                 0.25            0.55            (0.25)         0.55
American General Moderate Growth Lifestyle
  Fund(4)                                              0.25            0.55            (0.25)         0.55
American General Money Market Fund(4)                  0.25            0.55            (0.25)         0.55
American General Small Cap Growth Fund(4)              0.25            0.55            (0.25)         0.55
American General Small Cap Value Fund(4)               0.25            0.55            (0.25)         0.55
American General Socially Responsible Fund(4)          0.25            0.55            (0.25)         0.55
American General Strategic Bond Fund(4)                0.25            0.55            (0.25)         0.55
Dreyfus Founders Growth Fund(4)                        0.25            0.80            (0.25)         0.80
Dreyfus Variable Investment Fund --
  Small Cap Portfolio(4)                               0.25            0.80            (0.15)         0.90
Evergreen(sm) Equity Trust
  Evergreen Growth and Income Fund -- Class A(4)       0.25            0.80            (0.25)         0.80
  Evergreen Small Cap Value Fund -- Class A(4)         0.25            0.80            (0.25)         0.80
  Evergreen Value Fund -- Class A(4)                   0.25            0.80            (0.25)         0.80
Franklin Templeton Variable Insurance Products
  Trust
  Templeton Asset Strategy Fund -- Class 1             0.25            0.80               --          1.05
  Templeton International Securities
    Fund -- Class 1                                    0.25            0.80               --          1.05
Neuberger Berman Guardian Trust(4)                     0.25            0.80            (0.25)         0.80
Putnam Global Growth Fund -- Class A Shares(4)         0.25            0.80            (0.25)         0.80
Putnam New Opportunities Fund -- Class A
  Shares(4)                                            0.25            0.80            (0.25)         0.80
Putnam OTC & Emerging Growth Fund -- Class A
  Shares(4)                                            0.25            0.80            (0.25)         0.80
Scudder Growth and Income Fund(4)                      0.25            0.80            (0.25)         0.80
T. Rowe Price Small-Cap Stock Fund                     0.25            0.80               --          1.05
Templeton Foreign Fund -- Class A(4)                   0.25            0.80            (0.25)         0.80
Vanguard LifeStrategy Conservative Growth Fund         0.25            0.80               --          1.05
Vanguard LifeStrategy Growth Fund                      0.25            0.80               --          1.05
Vanguard LifeStrategy Moderate Growth Fund             0.25            0.80               --          1.05
Vanguard Long-Term Corporate Fund(5)                   0.25            0.80            (0.25)         0.80
Vanguard Long-Term Treasury Fund(5)                    0.25            0.80            (0.25)         0.80
Vanguard Wellington Fund                               0.25            0.80               --          1.05
Vanguard Windsor II Fund                               0.25            0.80               --          1.05

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                                OTHER          TOTAL FUND
                                                      MANAGEMENT               EXPENSES         EXPENSES
                                                      FEES (AFTER   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
                        FUND                          FEE WAIVER)   FEES      WAIVER)(6)        WAIVER)
                        ----                          -----------   -----   --------------   --------------
AGSPC Asset Allocation Fund(8)                            0.50%       --         0.07%            0.57%
AGSPC Capital Conservation Fund                           0.50        --         0.10             0.60
AGSPC Government Securities Fund                          0.50        --         0.09             0.59
AGSPC Growth Fund                                         0.80        --         0.06             0.86
AGSPC Growth & Income Fund                                0.75        --         0.07             0.82
AGSPC International Equities Fund                         0.35        --         0.08             0.43
AGSPC International Government Bond Fund                  0.50        --         0.07             0.57
AGSPC MidCap Index Fund                                   0.31        --         0.07             0.38
AGSPC Money Market Fund                                   0.50        --         0.07             0.57
AGSPC Science & Technology Fund                           0.90        --         0.06             0.96
AGSPC Small Cap Index Fund                                0.35        --         0.06             0.41
AGSPC Social Awareness Fund                               0.50        --         0.07             0.57
AGSPC Stock Index Fund                                    0.26        --         0.06             0.32
American Century Ultra Fund(11)                           1.00        --           --             1.00
American General Balanced Fund(9)                         0.78        --         0.02             0.80
American General Conservative Growth Lifestyle
  Fund(10)                                                0.10        --           --             0.10
American General Core Bond Fund(9)                        0.50        --         0.30             0.80
American General Domestic Bond Fund(9)                    0.59        --         0.18             0.77
American General Growth Lifestyle Fund(10)                0.10        --           --             0.10
American General High Yield Bond Fund(9)                  0.69        --         0.29             0.98
American General International Growth Fund(9)             0.88        --         0.25             1.13
American General International Value Fund(9)              0.97        --         0.04             1.01
American General Large Cap Growth Fund(9)                 0.52        --         0.29             0.81
American General Large Cap Value Fund(9)                  0.49        --         0.31             0.80
American General Mid Cap Growth Fund(9)                   0.63        --         0.14             0.77
American General Mid Cap Value Fund(9)                    0.74        --         0.29             1.03
American General Moderate Growth Lifestyle Fund(10)       0.10        --           --             0.10
American General Money Market Fund(9)                     0.24        --         0.30             0.54
American General Small Cap Growth Fund(9)                 0.81        --         0.30             1.11
American General Small Cap Value Fund(9)                  0.74        --         0.22             0.96
American General Socially Responsible Fund(9)             0.25        --         0.30             0.55
American General Strategic Bond Fund(9)                   0.59        --         0.29             0.88
Dreyfus Founders Growth Fund                              0.67      0.25%        0.16             1.08
Dreyfus Variable Investment Fund --
  Small Cap Portfolio                                     0.75        --         0.03             0.78
Evergreen Equity Trust
  Evergreen Growth and Income Fund -- Class A             0.89      0.25         0.29             1.43
  Evergreen Small Cap Value Fund -- Class A(11)           1.00      0.25         0.42             1.67
  Evergreen Value Fund -- Class A                         0.50      0.25         0.25             1.00
Franklin Templeton Variable Insurance Products
  Trust(11)
  Templeton Asset Strategy Fund -- Class 1(12)            0.60        --         0.18             0.78
  Templeton International Securities Fund -- Class
    1(13)                                                 0.69        --         0.19             0.88
Neuberger Berman Guardian Trust(7)(11)                    0.84        --         0.04             0.88
Putnam Global Growth Fund -- Class A Shares               0.63      0.25         0.22             1.10
Putnam New Opportunities Fund -- Class A Shares           0.48      0.25         0.20             0.93
Putnam OTC & Emerging Growth Fund -- Class A Shares       0.55      0.25         0.18             0.98
Scudder Growth and Income Fund                            0.45        --         0.35             0.80
T. Rowe Price Small-Cap Stock Fund                        0.77        --         0.19             0.96
Templeton Foreign Fund -- Class A(11)                     0.61      0.25         0.27             1.13
Vanguard LifeStrategy Conservative Growth
  Fund(11)(14)                                            0.28        --           --             0.28
Vanguard LifeStrategy Growth Fund(11)(14)                 0.29        --           --             0.29
Vanguard LifeStrategy Moderate Growth Fund(11)(14)        0.29        --           --             0.29
Vanguard Long-Term Corporate Fund(11)                     0.28        --         0.02             0.30
Vanguard Long-Term Treasury Fund(11)                      0.25        --         0.03             0.28
Vanguard Wellington Fund(11)                              0.28        --         0.02             0.30
Vanguard Windsor II Fund(11)                              0.35        --         0.02             0.37

------------


 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.



 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



 (3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 0.75% to 1.25%, depending upon the Variable Account Option selected. Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.



 (4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.



 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



 (7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1999 fiscal year, NB did not bear any expenses.



 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



 (9) In the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively would be:
     American General Balanced Fund, 0.78%, 1.00% and 1.78%; American General Core Bond Fund, 0.50%, 1.04% and 1.54%; American General Domestic Bond Fund, 0.59%, 1.00% and 1.59%; American General High Yield Bond Fund, 0.69%, 1.05% and 1.74%; American General International Growth Fund, 0.88%, 1.02% and 1.90%; American General International Value Fund, 0.97%, 1.00% and 1.97%; American General Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; American General Large Cap Value Fund, 0.49%, 1.02% and 1.51%; American General Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; American General Mid Cap Value Fund, 0.74%, 0.99% and 1.73%; American General Money Market Fund, 0.24%, 0.99% and 1.23%; American General Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; American General Small Cap Value Fund, 0.74%, 1.01% and 1.75%; and American General Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and American General Strategic Bond Fund, 0.59%, 1.05% and 1.64%.



(10) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 0.95%, for American General Growth Lifestyle Fund 1.04% and for American General Moderate Growth Lifestyle Fund 0.98%. Estimated Total Combined Operating Expenses of each American General Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying AGSPC 3 Funds and the American General Lifestyle Funds, assuming each American General Lifestyle Fund's projected asset allocation among the underlying AGSPC 3 Funds is maintained.



(11) The American Century Ultra Fund was formerly known as the American
     Century -- Twentieth Century Ultra Fund. The Dreyfus Founders Growth Fund was formerly known as the Founders Growth Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities
     Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



(12) On February 8, 2000, shareholders of the Templeton Asset Allocation Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.



(13) On February 8, 2000, shareholders of the Templeton International Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton International Fund with the Templeton International Equity Fund, effective May 1, 2000. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. The table shows restated total expenses for the Templeton International Securities Fund based on the new fund fees and the assets of the Templeton International Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Annual Expenses 0.85%.



(14) The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

EXAMPLE #1 -- If you do not surrender Portfolio Director Plus at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $ 14     $ 45      $ 77       $170
AGSPC Capital Conservation Division 7                           15       46        79        173
AGSPC Government Securities Division 8                          15       45        78        172
AGSPC Growth Division 15                                        17       54        92        201
AGSPC Growth & Income Division 16                               17       52        90        197
AGSPC International Equities Division 11                        13       40        70        154
AGSPC International Government Bond Division 13                 14       45        77        170
AGSPC MidCap Index Division 4                                   12       39        67        148
AGSPC Money Market Division 6                                   14       45        77        170
AGSPC Science & Technology Division 17                          18       57        98        212
AGSPC Small Cap Index Division 14                               13       40        69        152
AGSPC Social Awareness Division 12                              14       45        77        170
ST,,,0>AGSPC Stock Index Division 10                            12       37        64        141
American Century Ultra Division 31                              19       59       102        221
American General Balanced Division 42                           14       44        76        167
American General Conservative Growth Lifestyle Division 50       7       22        38         86
American General Core Bond Division 58                          14       44        76        167
American General Domestic Bond Division 43                      14       43        75        164
American General Growth Lifestyle Division 48                    7       22        38         86
American General High Yield Bond Division 60                    16       50        86        187
American General International Growth Division 33               17       54        93        203
American General International Value Division 34                16       51        87        190
American General Large Cap Growth Division 39                   14       44        77        168
American General Large Cap Value Division 40                    14       44        76        167
American General Mid Cap Growth Division 37                     14       43        75        164
American General Mid Cap Value Division 38                      16       51        88        193
American General Moderate Growth Lifestyle Division 49           7       22        38         86
American General Money Market Division 44                       12       36        62        138
American General Small Cap Growth Division 35                   17       54        92        201
American General Small Cap Value Division 36                    16       49        85        185
American General Socially Responsible Division 41               12       36        63        139
American General Strategic Bond Division 59                     15       46        80        176
Dreyfus Founders Growth Division 30                             19       60       104        225
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  Division 18                                                   17       54        93        203
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56            23       71       122        261
  Evergreen Small Cap Value -- Class A Division 55              25       78       134        285
  Evergreen Value -- Class A Division 57                        19       58       100        216
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 Division 19               19       59       101        219
  Templeton International Securities -- Class 1 Division 20     20       62       106        230
Neuberger Berman Guardian Trust Division 29                     17       54        93        203
Putnam Global Growth -- Class A Shares Division 28              20       61       105        227
Putnam New Opportunities -- Class A Shares Division 26          18       56        96        209
Putnam OTC & Emerging Growth -- Class A Shares Division 27      18       57        99        214
Scudder Growth and Income Division 21                           17       52        89        195
T. Rowe Price Small-Cap Stock Division 51                       21       64       110        238
Templeton Foreign -- Class A Division 32                        20       62       106        230
Vanguard LifeStrategy Conservative Growth Division 54           14       43        75        165
Vanguard LifeStrategy Growth Division 52                        14       44        76        166
Vanguard LifeStrategy Moderate Growth Division 53               14       44        76        166
Vanguard Long-Term Corporate Division 22                        12       36        63        139
Vanguard Long-Term Treasury Division 23                         11       36        62        137
Vanguard Wellington Division 25                                 14       44        76        167
Vanguard Windsor II Division 24                                 15       46        80        175

EXAMPLE #2 -- If you surrender Portfolio Director Plus at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $ 61     $ 95      $127       $170
AGSPC Capital Conservation Division 7                           61       96       129        173
AGSPC Government Securities Division 8                          61       95       128        172
AGSPC Growth Division 15                                        64      103       142        201
AGSPC Growth & Income Division 16                               63      102       140        197
AGSPC International Equities Division 11                        60       90       120        154
AGSPC International Government Bond Division 13                 61       95       127        170
AGSPC MidCap Index Division 4                                   59       89       117        148
AGSPC Money Market Division 6                                   61       95       127        170
AGSPC Science & Technology Division 17                          65      106       148        212
AGSPC Small Cap Index Division 14                               59       90       119        152
AGSPC Social Awareness Division 12                              61       95       127        170
AGSPC Stock Index Division 10                                   59       87       114        141
American Century Ultra Division 31                              65      108       152        221
American General Balanced Division 42                           61       94       126        167
American General Conservative Growth Lifestyle Division 50      54       72        88         86
American General Core Bond Division 58                          61       94       126        167
American General Domestic Bond Division 43                      60       93       125        164
American General Growth Lifestyle Division 48                   54       72        88         86
American General High Yield Bond Division 60                    63       99       136        187
American General International Growth Division 33               64      104       143        203
American General International Value Division 34                63      100       137        190
American General Large Cap Growth Division 39                   61       94       127        168
American General Large Cap Value Division 40                    61       94       126        167
American General Mid Cap Growth Division 37                     60       93       125        164
American General Mid Cap Value Division 38                      63      101       138        193
American General Moderate Growth Lifestyle Division 49          54       72        88         86
American General Money Market Division 44                       58       86       112        138
American General Small Cap Growth Division 35                   64      103       142        201
American General Small Cap Value Division 36                    62       99       135        185
American General Socially Responsible Division 41               58       86       113        139
American General Strategic Bond Division 59                     62       96       130        176
Dreyfus Founders Growth Division 30                             66      110       154        225
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  Division 18                                                   64      104       143        203
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56            69      120       172        261
  Evergreen Small Cap Value -- Class A Division 55              72      127       184        285
  Evergreen Value -- Class A Division 57                        65      107       150        216
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 Division 19               65      108       151        219
  Templeton International Securities -- Class 1 Division 20     66      111       156        230
Neuberger Berman Guardian Trust Division 29                     64      104       143        203
Putnam Global Growth -- Class A Shares Division 28              66      110       155        227
Putnam New Opportunities -- Class A Shares Division 26          64      105       146        209
Putnam OTC & Emerging Growth -- Class A Shares Division 27      65      107       149        214
Scudder Growth and Income Division 21                           63      101       139        195
T. Rowe Price Small-Cap Stock Division 51                       67      113       160        238
Templeton Foreign -- Class A Division 32                        66      111       156        230
Vanguard LifeStrategy Conservative Growth Division 54           61       93       125        165
Vanguard LifeStrategy Growth Division 52                        61       94       126        166
Vanguard LifeStrategy Moderate Growth Division 53               61       94       126        166
Vanguard Long-Term Corporate Division 22                        58       86       113        139
Vanguard Long-Term Treasury Division 23                         58       86       112        137
Vanguard Wellington Division 25                                 61       94       126        167
Vanguard Windsor II Division 24                                 61       96       130        175


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------


Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.



FIXED AND VARIABLE OPTIONS



Portfolio Director Plus offers a choice from among 53 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)

--------------------------------------------------------------------------------


             FIXED ACCOUNT
             OPTIONS
---------------------------------------------------------------------------------------------------------------------
FIXED        Fixed                  Guaranteed high current                --                     --
OPTIONS      Account Plus           interest income
             --------------------------------------------------------------------------------------------------------
             Short-Term             Guaranteed current                     --                     --
             Fixed Account          interest income
             --------------------------------------------------------------------------------------------------------
             Multi-Year Enhanced    Multi-year guaranteed interest         --                     --
             Fixed Account(1)       income
---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
INDEX        AGSPC International    Seeks long-term growth of capital      VALIC                  N/A
EQUITY       Equities Fund*         through investments primarily in a
FUNDS                               diversified portfolio of equity and
                                    equity related securities of
                                    foreign issuers that, as a group,
                                    are expected to provide investment
                                    results closely corresponding to
                                    the performance of the EAFE Index.
             --------------------------------------------------------------------------------------------------------
             AGSPC MidCap           Seeks growth of capital through        VALIC                  N/A(2)
             Index Fund(3)          investments primarily in a
                                    diversified portfolio of common
                                    stocks that, as a group, are
                                    expected to provide investment
                                    results closely corresponding to
                                    the performance of the Standard &
                                    Poor's MidCap 400(R) Index.
             --------------------------------------------------------------------------------------------------------
             AGSPC Small Cap        Seeks growth of capital through        VALIC                  N/A(2)
             Index Fund(3)          investment primarily in a
                                    diversified portfolio of common
                                    stocks that, as a group, are
                                    expected to provide investment
                                    results closely corresponding to
                                    the performance of the Russell
                                    2000(R) Index.
             --------------------------------------------------------------------------------------------------------
             AGSPC Stock            Seeks long-term capital growth         VALIC                  N/A(2)
             Index Fund(3)          through investment in common stocks
                                    that, as a group, are expected to
                                    provide investment results closely
                                    corresponding to the performance of
                                    the Standard & Poor's 500 Stock
                                    Index(R).
---------------------------------------------------------------------------------------------------------------------
ACTIVELY     AGSPC Growth           Seeks long-term growth of capital      VALIC                  Wellington
MANAGED      Fund*                  through investment primarily in                               Management Company,
EQUITY                              equity securities.                                            LLP(4)
FUNDS
             --------------------------------------------------------------------------------------------------------
             AGSPC Growth &         Seeks long-term growth of capital      VALIC                  N/A
             Income Fund*           and, secondarily, current income
                                    through investment in common stocks
                                    and equity-related securities.
             --------------------------------------------------------------------------------------------------------
             American Century       Seeks capital growth through           American Century       N/A
             Ultra Fund             investments primarily in common        Investment Management,
                                    stocks that are considered to have     Inc.
                                    better-than-average prospects for
                                    appreciation.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks long-term capital                VALIC                  Jacobs Asset
             International          appreciation by investing in equity                           Management
             Growth                 securities of non-U.S. companies,
             Fund**                 the majority of which are expected
                                    to be in developed markets. The
                                    Fund may invest across the
                                    capitalization spectrum, although
                                    it intends to emphasize smaller
                                    capitalization stocks.
---------------------------------------------------------------------------------------------------------------------



*  A series of American General Series Portfolio Company ("AGSPC").


** A series of American General Series Portfolio Company 3 ("AGSPC 3").


(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract. See MVA Option herein.


(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC MidCap Index Fund, the AGSPC Small Cap Index Fund and the AGSPC Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the American General Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.


(3) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund and AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000(R) Index is a trademark/servicemark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.


(4) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             American General       Seeks growth of capital and future     VALIC                  Capital Guardian
             International Value    income through investments                                    Trust Company
             Fund**                 primarily in securities of non-U.S.
                                    issuers and securities whose
                                    principal markets are outside of
                                    the United States.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks long-term growth of capital      VALIC                  Goldman Sachs Asset
             Large Cap Growth       through a broadly diversified                                 Management
             Fund**                 portfolio of equity securities of
                                    large cap U.S. issuers that are
                                    expected to have better prospects
                                    for earnings growth than the growth
                                    rate of the general domestic
                                    economy. Dividend income is a
                                    secondary objective.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks total returns that exceed        VALIC                  State Street Bank &
             Large Cap Value        over time the Russell 1000(R) Value                           Trust Company/State
             Fund**(3)              Index through investments in equity                           Street Global
                                    securities.                                                   Advisors
             --------------------------------------------------------------------------------------------------------
             American General       Seeks capital appreciation             VALIC                  Brown Capital
             Mid Cap Growth         principally through investments in                            Management Inc.
             Fund**                 medium capitalization equity
                                    securities, such as common and
                                    preferred stocks and securities
                                    convertible into common stocks.
                                    Current income is a secondary
                                    objective.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks capital growth through           VALIC                  Neuberger Berman
             Mid Cap Value          investment in equity securities of                            Management Inc.
             Fund**                 medium capitalization companies
                                    using a value-oriented investment
                                    approach.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks long-term growth from a          VALIC                  JP Morgan
             Small Cap Growth       portfolio of equity securities of                             Investment
             Fund**                 small capitalization growth                                   Management Inc.
                                    companies.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks maximum long-term return,        VALIC                  Fiduciary
             Small Cap Value        consistent with reasonable risk to                            Management
             Fund**                 principal by investing primarily in                           Associates, Inc.(2)
                                    equity securities of small
                                    capitalization companies in terms
                                    of revenues and/or market
                                    capitalization.
             --------------------------------------------------------------------------------------------------------
             Dreyfus Founders       Seeks long-term growth of capital      Founders               N/A
             Growth                 by investing primarily in common       Asset
             Fund                   stocks of well-established,            Management LLC
                                    high-quality growth companies.
             --------------------------------------------------------------------------------------------------------
             Dreyfus Variable       Seeks to maximize capital              The Dreyfus            N/A
             Investment Fund --     appreciation by investing at least     Corporation
             Small                  65% of its assets in the common
             Cap Portfolio          stock of U.S. and foreign
                                    companies. The portfolio focuses on
                                    small-cap companies with total
                                    market values of less than $1.5
                                    billion.
             --------------------------------------------------------------------------------------------------------
             Evergreen Growth       Seeks capital growth in the value      Evergreen Asset        N/A
             and Income Fund --     of its shares by investing in the      Management Corp.
             Class A***             securities of companies which are
                                    temporarily undervalued in the
                                    marketplace but display
                                    characteristics of growth such as
                                    high return on investment and
                                    competitive advantage in their
                                    industry.
             --------------------------------------------------------------------------------------------------------
             Evergreen Small Cap    Seeks current income and capital       Evergreen Asset        N/A
             Value Fund -- Class    growth in the value of its shares      Management Corp.
             A***                   by investing in common stocks of
                                    small U.S. companies (less than $1
                                    billion in market capitalization).
             --------------------------------------------------------------------------------------------------------
             Evergreen Value        Seeks long-term capital growth with    Evergreen Investment   N/A
             Fund -- Class A***     current income as a secondary          Management
                                    objective by investing at least 75%
                                    of its assets in common stocks of
                                    medium and large-cap U.S. companies
                                    with prospects for earning growth
                                    and dividends.
             --------------------------------------------------------------------------------------------------------
             Neuberger Berman       Seeks capital appreciation and,        Neuberger Berman       Neuberger
             Guardian Trust         secondarily, current income by         Management Inc.        Berman, LLC
                                    investing primarily in common
                                    stocks of large-capitalization
                                    companies.
---------------------------------------------------------------------------------------------------------------------



**   A series AGSPC 3.


***  A series of Evergreen Equity Trust.


(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC MidCap Index Fund, the AGSPC Small Cap Index Fund and the AGSPC Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the American General Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.


(3) The Russell 1000(R)Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             Putnam Global          Seeks capital appreciation. Current    Putnam Investment      N/A
             Growth                 income is only an incidental           Management Inc.
             Fund -- Class A        consideration in selecting
             Shares                 investments for the Fund. The Fund
                                    is designed for investors, seeking
                                    above-average capital growth
                                    potential through a globally
                                    diversified portfolio of common
                                    stocks. Dividend and interest
                                    income is only an incidental
                                    consideration.
             --------------------------------------------------------------------------------------------------------
             Putnam New             Seeks long-term capital                Putnam Investment      N/A
             Opportunities          appreciation. Current income is        Management Inc.
             Fund -- Class A        only an incidental consideration.
             Shares                 The Fund invests principally in
                                    common stocks of companies in
                                    sectors of the economy which the
                                    Fund's investment adviser believes
                                    possess above-average long-term
                                    growth potential.
             --------------------------------------------------------------------------------------------------------
             Putnam OTC &           Seeks capital appreciation by          Putnam Investment      N/A
             Emerging Growth        investing primarily in common          Management Inc.
             Fund -- Class A        stocks traded in the
             Shares                 over-the-counter market and common
                                    stocks, of "emerging growth"
                                    companies listed on securities
                                    exchanges. The Fund is designed for
                                    investors willing to assume
                                    above-average risk in return for
                                    above average capital growth
                                    potential.
             --------------------------------------------------------------------------------------------------------
             Scudder Growth         Seeks long-term growth of capital,     Scudder Kemper         N/A
             and Income Fund        current income and growth of income    Investments, Inc.
                                    by investing primarily in common
                                    stocks, preferred stocks, and
                                    securities convertible into common
                                    stocks of companies which offer the
                                    prospect for growth of earning
                                    while paying current dividends.
             --------------------------------------------------------------------------------------------------------
             T. Rowe Price          Seeks long-term capital growth         T. Rowe Price          N/A
             Small-Cap Stock        through investments primarily in       Associates, Inc.
             Fund                   stocks of small to medium-sized
                                    companies.
             --------------------------------------------------------------------------------------------------------
             Templeton Foreign      Seeks long-term capital growth by      Templeton Global       N/A
             Fund -- Class A        investing primarily in the equity      Advisors Limited
                                    securities of companies outside the
                                    United States, including emerging
                                    markets.
             --------------------------------------------------------------------------------------------------------
             Templeton              Seeks to achieve long-term capital     Templeton Investment   N/A
             International          growth by investing primarily in       Counsel, Inc.
             Securities Fund --     stocks of companies outside the
             Class 1****            United States, including emerging
                                    markets.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks to provide long-term growth      Vanguard               N/A
             Windsor II Fund        of capital by investing mainly in
                                    the equity securities of large and
                                    medium-size companies whose stocks
                                    are considered by the Fund's
                                    advisers to be undervalued and out
                                    of favor with investors. The Fund's
                                    secondary objective is to provide
                                    some dividend income.
---------------------------------------------------------------------------------------------------------------------
BALANCED     American General       Seeks balanced accomplishment of       VALIC                  Capital Guardian
FUNDS        Balanced Fund**        (i) conservation of principal and                             Trust Company
                                    (ii) long-term growth of capital
                                    and income through investment in
                                    fixed income and equity securities.
             --------------------------------------------------------------------------------------------------------
             Vanguard Wellington    Seeks to conserve capital and          Wellington Management  N/A
             Fund                   provide moderate long-term growth      Company, LLP
                                    in capital and income by investing
                                    approximately 60% to 70% of its
                                    assets in dividend-paying stocks of
                                    established, large- and
                                    medium-sized companies that, in the
                                    adviser's opinion, are undervalued
                                    but whose prospects are improving.
                                    The remaining 30% to 40% of assets
                                    are invested primarily in
                                    high-quality, longer-term corporate
                                    bonds with some exposure to U.S.
                                    Treasury, government agency, and
                                    mortgage-backed bonds.
---------------------------------------------------------------------------------------------------------------------
INCOME       AGSPC Capital          Seeks the highest possible total       VALIC                  N/A
FUNDS        Conservation Fund*     return consistent with preservation
                                    of capital through current income
                                    and capital gains on investments in
                                    intermediate and long-term debt
                                    instruments and other income
                                    producing securities.
---------------------------------------------------------------------------------------------------------------------



*    A series of AGSPC.
**   A series AGSPC 3.
**** A series of Franklin Templeton Variable Insurance Products Trust.


                                                                               9
--------------------------------------------------------------------------------

SUMMARY --
(Continued)
------------

---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             AGSPC Government       Seeks high current income and          VALIC                  N/A
             Securities Fund*       protection of capital through
                                    investments in intermediate and
                                    long-term U.S. Government debt
                                    securities.
             --------------------------------------------------------------------------------------------------------
             AGSPC International    Seeks high current income through      VALIC                  N/A
             Government             investments primarily in investment
             Bond Fund*             grade debt securities issued or
                                    guaranteed by foreign governments.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  American General
             Core Bond Fund**       return consistent with conservation                           Investment
                                    of capital through investment in                              Management, L.P.
                                    medium to high quality fixed income
                                    securities.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  Capital Guardian
             Domestic Bond          return consistent with conservation                           Trust Company
             Fund**                 of capital through investment
                                    primarily in investment grade fixed
                                    income securities and other income
                                    producing securities.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  American General
             High Yield Bond        return and income consistent with                             Investment
             Fund**                 conservation of capital through                               Management, L.P.
                                    investment in a diversified
                                    portfolio of high yielding high
                                    risk fixed income securities.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  American General
             Strategic Bond         return and income consistent with                             Investment
             Fund**                 conservation of capital through                               Management, L.P.
                                    investment in a diversified
                                    portfolio of income producing
                                    securities.
             --------------------------------------------------------------------------------------------------------
             Vanguard Long-Term     Seeks a high level of current          Wellington Management  N/A
             Corporate Fund         income consistent with the             Company, LLP
                                    maintenance of principal and
                                    liquidity by investing in a
                                    diversified portfolio of investment
                                    grade corporate and Government
                                    bonds.
             --------------------------------------------------------------------------------------------------------
             Vanguard Long-Term     Seeks a high level of current          Vanguard               N/A
             Treasury Fund          income consistent with the
                                    maintenance of principal and
                                    liquidity by investing at least 85%
                                    of its total assets in long-term
                                    securities backed by the full faith
                                    and credit of the U.S. Government.
---------------------------------------------------------------------------------------------------------------------
SPECIALTY    AGSPC Science &        Seeks long-term growth of capital      VALIC                  T. Rowe Price
FUNDS        Technology             through investment primarily in the                           Associates, Inc.
             Fund*                  common stocks and equity-related
                                    securities of companies that are
                                    expected to benefit from the
                                    development, advancement and use of
                                    science and technology.
             --------------------------------------------------------------------------------------------------------
             AGSPC Social           Seeks growth of capital through        VALIC                  N/A
             Awareness              investment, primarily in common
             Fund*                  stocks, in companies which meet the
                                    social criteria established for the
                                    Fund.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks growth of capital through        VALIC                  N/A
             Socially               investment, primarily in equity
             Responsible Fund**     securities, in companies which meet
                                    the social criteria established for
                                    the Fund.
---------------------------------------------------------------------------------------------------------------------
MONEY        AGSPC Money            Seeks liquidity, protection of         VALIC                  N/A
MARKET       Market                 capital and current income through
FUNDS        Fund*                  investments in short-term money
                                    market instruments.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks liquidity, protection of         VALIC                  N/A
             Money Market Fund**    capital and current income through
                                    investments in short-term money
                                    market instruments.
---------------------------------------------------------------------------------------------------------------------



*    A series of AGSPC.


**   A series AGSPC 3.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
LIFESTYLE    American General       Seeks current income and low to        VALIC                  N/A
FUNDS        Conservative Growth    moderate growth of capital through
             Lifestyle Fund**       investments in AGSPC or AGSPC 3
                                    Funds.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks growth through investments in    VALIC                  N/A
             Growth                 AGSPC or AGSPC 3 Funds.
             Lifestyle Fund**
             --------------------------------------------------------------------------------------------------------
             American General       Seeks growth and current income        VALIC                  N/A
             Moderate Growth        through investments in AGSPC or
             Lifestyle Fund**       AGSPC 3 Funds.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks current income and               Vanguard               N/A
             LifeStrategy           low-to-moderate growth of capital
             Conservative           by investing in a relatively fixed
             Growth Fund            combination of other Vanguard
                                    funds.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks growth of capital by             Vanguard               N/A
             LifeStrategy Growth    investing in a relatively fixed
             Fund                   combination of other Vanguard
                                    funds.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks growth of capital and a          Vanguard               N/A
             LifeStrategy           reasonable level of current income
             Moderate Growth        by investing in a relatively fixed
             Fund                   combination of other Vanguard
                                    funds.
---------------------------------------------------------------------------------------------------------------------
ASSET        AGSPC Asset            Seeks maximum aggregate rate of        VALIC                  N/A
ALLOCATION   Allocation Fund*       return over the long-term through
FUNDS                               controlled investment risk by
                                    adjusting its investment mix among
                                    stocks, long-term debt securities
                                    and short-term money market
                                    securities.
             --------------------------------------------------------------------------------------------------------
             Templeton Asset        Seeks a high level of total return     Templeton Investment   N/A
             Strategy               by investing in the following          Counsel, Inc.
             Fund -- Class 1****    market segments: stocks and bonds
                                    of any nation, including emerging
                                    markets, and money market
                                    instruments.
---------------------------------------------------------------------------------------------------------------------



*    A series of AGSPC.


**   A series AGSPC 3.


**** A series of Franklin Templeton Variable Insurance Products Trust.

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT

Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

--------------------------------------------------------------------------------

distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense


Reimbursement see the Fee Table.


PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS


Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


                                          DECEMBER 31, 1999         JANUARY 4, 1999        DECEMBER 31, 1998
                                       ------------------------   -------------------   ------------------------   SEPTEMBER 22,
                                        PURCHASE                  PURCHASE   PURCHASE    PURCHASE                       1998
                                          UNITS       PURCHASE     UNITS       UNIT        UNITS       PURCHASE       PURCHASE
                                        IN FORCE     UNIT VALUE   IN FORCE   VALUE(1)    IN FORCE     UNIT VALUE   UNIT VALUE(1)
                                       -----------   ----------   --------   --------   -----------   ----------   --------------
AGSPC Asset Allocation Division 5.....     673,135   $4.303891       --          --          31,350   $3.882024     $  3.497989
AGSPC Capital Conservation Division
  7...................................      95,480   $2.112183       --          --              --   $2.138060     $  2.098635
AGSPC Government Securities Division
  8...................................     243,537   $2.087744       --          --              --   $2.164605     $  2.149706
AGSPC Growth Division 15..............   8,377,232   $2.608476       --          --       4,324,799   $2.448443     $  1.938540
AGSPC Growth & Income Division 16.....     660,621   $2.704358       --          --              --   $2.219368     $  1.786564
AGSPC International Equities Division
  11..................................     348,851   $1.898106       --          --              --   $1.481352     $  1.226638
AGSPC International Government Bond
  Division 13.........................   1,058,856   $1.634588       --          --         408,156   $1.751922     $  1.675623
AGSPC MidCap Index Division 4(2)......     523,908   $5.590887       --          --              --   $5.183213     $  4.059808
AGSPC Money Market Division 6.........   9,613,663   $1.856681       --          --       5,325,479   $1.786658     $  1.766523
AGSPC Science & Technology Division
  17..................................  11,744,052   $6.462689       --          --       3,228,389   $3.241847     $  2.224499
AGSPC Small Cap Index Division 14.....     522,127   $2.558263       --          --          58,825   $2.125983     $  1.824939
AGSPC Social Awareness Division 12....   3,028,346   $4.502622       --          --       1,218,871   $3.825649     $  3.189972
AGSPC Stock Index Division 10.........  18,855,858   $5.830950       --          --       6,859,835   $4.875028     $  4.055730
American Century Ultra Division 31....  20,827,045   $2.437771       --          --       8,116,612   $1.737734     $  1.415646
American General Balanced Division
  42..................................      38,339   $1.326598       --          --              --   $1.170920     $  1.021530
American General Conservative Growth
  Lifestyle Division 50...............     246,969   $1.310337       --          --              --   $1.162825     $  1.025529
American General Core Bond Division
  58..................................      10,700   $1.012353       --          --              --   $1.029846     $  1.012533
American General Domestic Bond
  Division 43.........................          --   $1.007290       --          --              --   $1.045141     $  1.017530
American General Growth Lifestyle
  Division 48.........................      46,149   $1.542278       --          --              --   $1.193346     $  1.014536
American General High Yield Bond
  Division 60.........................       2,397   $1.078842       --          --              --   $1.053808     $  1.000539
American General International Growth
  Division 33.........................       5,641   $1.639279       --          --              --   $1.052437     $  0.941565
American General International Value
  Division 34.........................     177,255   $1.920710       --          --              --   $1.150676     $  0.945563
American General Large Cap Growth
  Division 39.........................      95,862   $1.671932       --          --              --   $1.241613     $  1.011535
American General Large Cap Value
  Division 40.........................         221   $1.306351       --          --              --   $1.247414     $  1.070508
American General Mid Cap Growth
  Division 37.........................       1,244   $1.426935       --          --              --   $1.348594     $  1.069509
American General Mid Cap Value
  Division 38.........................     142,103   $1.525696       --          --              --   $1.255563     $  1.049518
American General Moderate Growth
  Lifestyle Division 49...............     213,355   $1.401340       --          --              --   $1.186235     $  1.025530
American General Money Market Division
  44..................................   1,844,830   $1.056406       --          --              --   $1.013993     $  1.002447
American General Small Cap Growth
  Division 35.........................     119,661   $2.278700       --          --              --   $1.350262     $  1.075508
American General Small Cap Value
  Division 36.........................         232   $1.083393       --          --              --   $1.166035     $  1.035526
American General Socially Responsible
  Division 41.........................     106,148   $1.501310       --          --              --   $1.278609     $  1.065511
American General Strategic Bond
  Division 59.........................          --   $1.084842       --          --              --   $1.050579     $  1.011533
Dreyfus Founders Growth Division 30...  16,160,159   $2.252548       --          --       7,720,189   $1.633282     $  1.368506
Dreyfus Variable Investment Fund
  Small Cap Portfolio Division 18.....   2,046,085   $2.089527       --          --              --   $1.712073     $  1.429642
Evergreen Equity Trust
  Evergreen Growth and Income Division
    56................................       5,326   $1.135195       --       $1.00              --          --              --
  Evergreen Small Cap Value Division
    55................................          --   $0.997510       --       $1.00              --          --              --
  Evergreen Value Division 57.........          --   $1.036194       --       $1.00              --          --              --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    Division 19(3)....................     485,669   $2.102090       --          --              --   $1.728553     $  1.429596
  Templeton International Securities
    -- Class 1 Division 20(4).........   2,084,490   $2.105759       --          --              --   $1.721198     $  1.484376
Neuberger Berman Guardian Trust
  Division 29.........................   1,406,229   $1.471857       --          --       1,012,671   $1.368269     $  1.144758
Putnam Global Growth -- Class A
  Division 28.........................  11,313,375   $2.530785       --          --       6,153,771   $1.549587     $  1.266657
Putnam New Opportunities -- Class A
  Division 26.........................  19,231,737   $2.414279       --          --      10,725,927   $1.434946     $  1.124122
Putnam OTC & Emerging Growth -- Class
  A Division 27.......................   6,570,152   $2.471391       --          --       3,092,839   $1.098295     $  0.859512
Scudder Growth and Income Division
  21..................................   6,357,461   $1.623952       --          --       4,494,004   $1.542160     $  1.378514
T. Rowe Price Small-Cap Stock Division
  51..................................     249,245   $1.296356       --          --              --   $1.141641     $  1.028606
Templeton Foreign -- Class A Division
  32..................................   8,660,425   $1.617785       --          --       5,437,288   $1.094954     $  0.944980
Vanguard LifeStrategy Conservative
  Growth Division 54..................     375,819   $1.156739       --          --              --   $1.084591     $  1.023206
Vanguard LifeStrategy Growth Division
  52..................................   1,468,333   $1.356289       --          --              --   $$1.168716    $  1.032908
Vanguard LifeStrategy Moderate Growth
  Division 53.........................   2,152,244   $1.248092       --          --              --   $1.126506     $  1.023505
Vanguard Long-Term Corporate Division
  22..................................   4,060,325   $1.220562       --          --       2,949,044   $1.312731     $  1.294131
Vanguard Long-Term Treasury Division
  23..................................   7,578,662   $1.222216       --          --       3,682,809   $1.349397     $  1.340270
Vanguard Wellington Division 25.......  28,195,817   $1.580569       --          --      19,636,072   $1.529797     $  1.423024
Vanguard Windsor II Division 24.......  20,846,053   $1.606241       --          --      13,800,156   $1.723020     $  1.509170


------------


(1) Purchase Unit Value At Date Of Inception.



(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.



(3) Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.



(4) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund Division 20.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty-three Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director Plus enables you to participate in Divisions that represent fifty-three Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all fifty-three Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director Plus and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 13 funds, for which VALIC serves as investment adviser and, for 2 of such funds, have one of the following sub-advisers:
  Wellington Management Company, LLP and T. Rowe Price Associates, Inc.



- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser and, for 13 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Brown Capital Manage-ment, Inc., Capital Guardian Trust Company, Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, J.P. Morgan Investment Management Inc., Jacobs Asset Management, Neuberger Berman Management Inc. and State Street Bank & Trust Company/State Street Global Advisors.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Dreyfus Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser. The Funds were formerly known as Founders Funds, Inc.


- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.


- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or Evergreen Investment Management serve as investment adviser.



- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.


The Distributor's address
is 2929 Allen Parkway,
Houston, Texas 77019

For more information about
the Distributor, see "Distribution
of Variable Annuity
Contracts"; in the
Statement of
Additional Information
VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

--------------------------------------------------------------------------------

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.


- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.


- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twenty-two of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.


Each of these Funds (except for AGSPC's International Government Bond Fund, the American General Lifestyle Funds and the Vanguard LifeStrategy Portfolios, each of which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC.



Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks are discussed in each

Fund's prospectus.


PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed applica-

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

--------------------------------------------------------------------------------

tion or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division; or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 56 investment options offered in Portfolio Director Plus. This includes 3 Fixed Account Options and 53 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


Fixed Account Options


The Fixed Account Plus and the Short Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" Section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:


  Value of Your Fixed Account Options*

= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
---------------

* This value may be subject to a market value adjustment under the MVA Option.


Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

--------------------------------------------------------------------------------

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is less than or
                                            equal to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into Short-Term
                                            Fixed
                                            Account.(2)
Multi-Year
 Enhanced        Up to 100%    At any time  Withdrawals or
 Fixed                                      Transfers
 Account(3):                                Subject to
                                            market value
                                            adjustment if
                                            prior to the end
                                            of an MVA term.
                                            Each MVA Band
                                            will require a
                                            minimum transfer
                                            amount as
                                            described in the
                                            Contract.(4)


---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.


(4) The minimum transfer amount may be changed from time to time by the Company.



From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Account or to other investment options.


DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None

Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout

Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director Plus, should be sent to VALIC's Home Office.


Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instruction.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

--------------------------------------------------------------------------------

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.



The surrender charge may also be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.


SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the

--------------------------------------------------------------------------------

Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE
CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

--------------------------------------------------------------------------------

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE
REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement


arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.



MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your contract for additional information on the MVA Option.


PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

- Your age or your age and the age of your survivor (1);

- Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

- The portion of your Account Value being applied; and

- The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

--------------------------------------------------------------------------------

    lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                         Surrender Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office.

--------------------------------------------------------------------------------

However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

--------------------------------------------------------------------------------

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.


  - Partial exchanges are not permitted, except at the discretion of the Company.


  - Exchanges from Portfolio Director Plus to other contract forms are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director Plus, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may

--------------------------------------------------------------------------------

cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS


Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.


COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 22 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or

--------------------------------------------------------------------------------

account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus Short-Term
Fixed Account and Multi- Year Enhanced Fixed Account.
Each option of this type is
guaranteed to earn at least a
minimum rate of interest.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

  - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

Standard Average Annual Total Return


The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total Return

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


SEC staff takes the position that performance information of an underlying trend reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


Cumulative Total Return


Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period, or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different
Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market and American General Money Market Divisions

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.51% and 4.76%, respectively.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.61% and 4.88%, respectively.


Divisions Other Than The AGSPC Money Market and American General Money Market Divisions

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:
AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.

--------------------------------------------------------------------------------

The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I



                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                   FUND AND DIVISION****                        DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                   ---------------------                      ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --       10.09%      16.03%      5.83%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --        5.73        5.65      (5.70)
AGSPC Government Securities (Division 8)....................  01/16/86          --        5.74        4.94      (7.94)
AGSPC Growth (Division 15)..................................  07/11/94       20.16%         --       20.53       1.69
AGSPC Growth & Income (Division 16).........................  07/11/94       21.07          --       21.63      16.79
AGSPC International Equities (Division 11)..................  10/02/89          --        6.26       11.54      23.07
AGSPC International Government Bond (Division 13)...........  10/01/91        6.08          --        3.63     (10.94)
AGSPC MidCap Index (Division 4)***..........................  10/01/91       16.29          --       21.28       8.95
AGSPC Money Market (Division 6).............................  01/16/86          --        3.98        3.37      (0.80)
AGSPC Science & Technology (Division 17)....................  07/11/94       42.03          --       38.58      94.26
AGSPC Small Cap Index (Division 14).........................  05/01/92       12.97          --       15.18      15.28
AGSPC Social Awareness (Division 12)........................  10/02/89          --       16.06       26.84      12.64
AGSPC Stock Index (Division 10).............................  04/20/87          --       16.63       26.77      14.55
American Century Ultra (Division 31)........................  07/01/96       27.20          --          --      35.22
American General Balanced (Division 42).....................  09/22/98       18.65          --          --       8.24
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98       16.99          --          --       7.63
American General Core Bond (Division 58)....................  09/22/98       (3.48)         --          --      (6.17)
American General Domestic Bond (Division 43)................  09/22/98       (4.23)         --          --      (8.00)
American General Growth Lifestyle (Division 48).............  09/22/98       34.19          --          --      24.18
American General High Yield Bond (Division 60)..............  09/22/98        2.11          --          --      (2.28)
American General International Growth (Division 33).........  09/22/98       49.60          --          --      50.69
American General International Value (Division 34)..........  09/22/98       69.35          --          --      61.84
American General Large Cap Growth (Division 39).............  09/22/98       43.64          --          --      29.59
American General Large Cap Value (Division 40)..............  09/22/98       12.51          --          --      (0.04)
American General Mid Cap Growth (Division 37)...............  09/22/98       20.86          --          --       1.00
American General Mid Cap Value (Division 38)................  09/22/98       30.73          --          --      16.46
American General Moderate Growth Lifestyle (Division 49)....  09/22/98       23.41          --          --      13.08
American General Money Market (Division 44).................  09/22/98        0.43          --          --      (0.55)
American General Small Cap Growth (Division 35).............  09/22/98       73.51          --          --      63.68
American General Small Cap Value (Division 36)..............  09/22/98       (1.18)         --          --     (11.31)
American General Socially Responsible (Division 41).........  09/22/98       26.57          --          --      12.36
American General Strategic Bond (Division 59)...............  09/22/98        1.84          --          --      (1.43)
Dreyfus Founders Growth (Division 30).......................  07/01/96       24.56          --          --      32.85
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94       14.25          --       14.14      16.99
Evergreen Growth and Income Fund (Division 56)..............  01/04/99          --          --          --         --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99          --          --          --         --
Evergreen Value Fund (Division 57)..........................  01/04/99          --          --          --         --
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94       14.30          --       15.21      16.55
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94       14.57          --       15.34      17.28
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96        9.62          --          --       2.68
Putnam Global Growth (Division 28)..........................  07/01/96       28.84          --          --      58.24
Putnam New Opportunities (Division 26)......................  07/01/96       27.46          --          --      63.17
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96       27.98          --          --     119.91
Scudder Growth and Income (Division 21)(3)..................  07/01/96       13.16          --          --       0.52
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98       18.11          --          --       8.50
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96       10.92          --          --      33.55
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98        7.65          --          --       1.80
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98       22.71          --          --      10.99
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98       15.02          --          --       5.76
Vanguard Long-Term Corporate (Division 22)**................  07/01/96        3.69          --          --     (11.25)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96        4.01          --          --     (13.54)
Vanguard Wellington (Division 25)...........................  07/01/96       11.98          --          --      (1.38)
Vanguard Windsor II (Division 24)...........................  07/01/96       12.77          --          --     (11.02)


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



*** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE II



                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.36%        --      20.53%     1.69%
AGSPC Growth & Income (Division 16).........................  04/29/94      19.11         --      21.63     16.79
AGSPC Science & Technology (Division 17)....................  04/29/94      38.90         --      38.58     94.26
American Century Ultra (Division 31)........................  11/02/81         --      23.27%     28.09     35.22
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      19.02      28.62     32.85
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90      34.25         --      14.14     16.99
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      19.37         --         --      8.47
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95      12.22         --         --     (4.78)
Evergreen Value -- Class A (Division 57)....................  04/12/85         --      11.63      16.11     (1.09)
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88         --      11.82      15.21     16.55
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................  05/01/92      14.07         --      15.34     17.28
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.23         --      13.64      2.68
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.27      24.81     58.24
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      30.92         --      31.69     63.17
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      23.14      33.75    119.91
Scudder Growth and Income (Division 21)(3)..................  11/13/84         --      13.14      16.91      0.52
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50         --      11.90      16.40      8.50
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82         --      10.39      11.58     33.55
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94      12.88         --      13.00      1.80
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      18.57         --      19.18     10.99
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      15.75         --      16.28      5.76
Vanguard Long-Term Corporate (Division 22)**................  07/09/73         --       7.34       6.26    (11.25)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86         --       6.92       6.58    (13.54)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.29      15.47     (1.38)
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.53      18.25    (11.02)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III


                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Asset Allocation (Division 5).........................  09/06/83         --      10.15%     16.64%    10.87%
AGSPC Capital Conservation (Division 7).....................  01/16/86         --       5.79       6.50     (1.21)
AGSPC Government Securities (Division 8)....................  01/16/86         --       5.80       5.81     (3.55)
AGSPC Growth (Division 15)..................................  07/11/94      20.22%        --      21.06      6.54
AGSPC Growth & Income (Division 16).........................  07/11/94      21.13         --      22.15     21.85
AGSPC International Equities (Division 11)..................  10/02/89         --       6.32      12.24     28.13
AGSPC International Government Bond (Division 13)...........  10/01/91       6.14         --       4.54     (6.70)
AGSPC MidCap Index (Division 4)***..........................  10/01/91      16.36         --      21.80     14.00
AGSPC Money Market (Division 6).............................  01/16/86         --       4.04       4.29      3.92
AGSPC Science & Technology (Division 17)....................  07/11/94      42.10         --      38.92     99.35
AGSPC Small Cap Index (Division 14).........................  05/01/92      13.03         --      15.80     20.33
AGSPC Social Awareness (Division 12)........................  10/02/89         --      16.12      27.29     17.70
AGSPC Stock Index (Division 10).............................  04/20/87         --      16.69      27.22     19.61
American Century Ultra (Division 31)........................  07/01/96      28.04         --         --     40.28
American General Balanced (Division 42).....................  09/22/98      22.47         --         --     13.30
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98      20.82         --         --     12.69
American General Core Bond (Division 58)....................  09/22/98       0.14         --         --     (1.70)
American General Domestic Bond (Division 43)................  09/22/98      (0.64)        --         --     (3.62)
American General Growth Lifestyle (Division 48).............  09/22/98      37.89         --         --     29.24
American General High Yield Bond (Division 60)..............  09/22/98       5.95         --         --      2.38
American General International Growth (Division 33).........  09/22/98      53.21         --         --     55.76
American General International Value (Division 34)..........  09/22/98      72.85         --         --     66.92
American General Large Cap Growth (Division 39).............  09/22/98      47.28         --         --     34.66
American General Large Cap Value (Division 40)..............  09/22/98      16.38         --         --      4.72
American General Mid Cap Growth (Division 37)...............  09/22/98      24.66         --         --      5.81
American General Mid Cap Value (Division 38)................  09/22/98      34.46         --         --     21.51
American General Moderate Growth Lifestyle (Division 49)....  09/22/98      27.19         --         --     18.13
American General Money Market (Division 44).................  09/22/98       4.21         --         --      4.18
American General Small Cap Growth (Division 35).............  09/22/98      77.00         --         --     68.76
American General Small Cap Value (Division 36)..............  09/22/98       2.53         --         --     (7.09)
American General Socially Responsible (Division 41).........  09/22/98      30.32         --         --     17.42
American General Strategic Bond (Division 59)...............  09/22/98       5.67         --         --      3.26
Dreyfus Founders Growth (Division 30).......................  07/01/96      25.45         --         --     37.92
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94      14.31         --      14.78     22.05
Evergreen Growth and Income Fund (Division 56)..............  01/04/99         --         --         --        --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99         --         --         --        --
Evergreen Value Fund (Division 57)..........................  01/04/99         --         --         --        --
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94      14.36         --      15.84     21.61
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94      14.63         --      15.96     22.34
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      10.80         --         --      7.57
Putnam Global Growth (Division 28)..........................  07/01/96      29.67         --         --     63.32
Putnam New Opportunities (Division 26)......................  07/01/96      28.31         --         --     68.25
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      28.82         --         --    125.02
Scudder Growth and Income (Division 21)(3)..................  07/01/96      14.26         --         --      5.30
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98      21.93         --         --     13.55
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96      12.07         --         --     38.62
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98      11.56         --         --      6.65
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98      26.50         --         --     16.05
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98      18.87         --         --     10.79
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       5.03         --         --     (7.02)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       5.34         --         --     (9.42)
Vanguard Wellington (Division 25)...........................  07/01/96      13.11         --         --      3.32
Vanguard Windsor II (Division 24)...........................  07/01/96      13.88         --         --     (6.78)


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



*** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund - Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE IV



                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.42%        --      21.06%     6.54%
AGSPC Growth & Income (Division 16).........................  04/29/94      19.18         --      22.15     21.85
AGSPC Science & Technology (Division 17)....................  04/29/94      38.97         --      38.92     99.35
American Century Ultra (Division 31)........................  11/02/81         --      23.32%     28.53     40.28
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      19.08      29.05     37.92
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90      34.28         --      14.78     22.05
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      19.92         --         --     13.52
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95      12.90         --         --     (0.25)
Evergreen Value -- Class A (Division 57)....................  04/12/85         --      11.69      16.72      3.62
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88         --      11.88      15.84     21.61
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................  05/01/92      14.13         --      15.96     22.34
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.29         --      14.30      7.57
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.33      25.28     63.32
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      30.97         --      32.09     68.25
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      23.20      34.14    125.02
Scudder Growth and Income (Division 21)(3)..................  11/13/84         --      13.20      17.50      5.30
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50         --      11.96      17.00     13.55
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82         --      10.45      12.28     38.62
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94      12.94         --      13.67      6.65
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      18.63         --      19.74     16.05
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      15.81         --      16.89     10.79
Vanguard Long-Term Corporate (Division 22)**................  07/09/73         --       7.40       7.09     (7.02)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86         --       6.98       7.40     (9.43)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.35      16.09      3.32
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.59      18.82     (6.78)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                     -----------------                        ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --       162.85%    115.86%     10.87%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --        75.61      37.02      (1.21)
AGSPC Government Securities (Division 8)....................  01/16/86          --        75.69      32.65      (3.55)
AGSPC Growth (Division 15)..................................  07/11/94      173.87%          --     160.02       6.54
AGSPC Growth & Income (Division 16).........................  07/11/94      185.37           --     171.93      21.85
AGSPC International Equities (Division 11)..................  10/02/89          --        84.48      78.13      28.13
AGSPC International Government Bond (Division 13)...........  10/01/91       63.46           --      24.85      (6.70)
AGSPC MidCap Index (Division 4)***..........................  10/01/91      248.93           --     168.11      14.00
AGSPC Money Market (Division 6).............................  01/16/86          --        48.53      23.38       3.92
AGSPC Science & Technology (Division 17)....................  07/11/94      583.53           --     417.46      99.35
AGSPC Small Cap Index (Division 14).........................  05/01/92      155.83           --     108.25      20.33
AGSPC Social Awareness (Division 12)........................  10/02/89          --       345.59     234.19      17.70
AGSPC Stock Index (Division 10).............................  04/20/87          --       368.26     233.28      19.61
American Century Ultra (Division 31)........................  07/01/96      137.55           --         --      40.28
American General Balanced (Division 42).....................  09/22/98       29.36           --         --      13.30
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98       27.16           --         --      12.69
American General Core Bond (Division 58)....................  09/22/98        0.18           --         --      (1.70)
American General Domestic Bond (Division 43)................  09/22/98       (0.81)          --         --      (3.62)
American General Growth Lifestyle (Division 48).............  09/22/98       50.39           --         --      29.24
American General High Yield Bond (Division 60)..............  09/22/98        7.61           --         --       2.38
American General International Growth (Division 33).........  09/22/98       71.92           --         --      55.76
American General International Value (Division 34)..........  09/22/98      100.38           --         --      66.92
American General Large Cap Growth (Division 39).............  09/22/98       63.51           --         --      34.66
American General Large Cap Value (Division 40)..............  09/22/98       21.24           --         --       4.72
American General Mid Cap Growth (Division 37)...............  09/22/98       32.31           --         --       5.81
American General Mid Cap Value (Division 38)................  09/22/98       45.65           --         --      21.51
American General Moderate Growth Lifestyle (Division 49)....  09/22/98       35.72           --         --      18.13
American General Money Market (Division 44).................  09/22/98        5.37           --         --       4.18
American General Small Cap Growth (Division 35).............  09/22/98      106.50           --         --      68.76
American General Small Cap Value (Division 36)..............  09/22/98        3.23           --         --      (7.09)
American General Socially Responsible (Division 41).........  09/22/98       39.98           --         --      17.42
American General Strategic Bond (Division 59)...............  09/22/98        7.25           --         --       3.26
Dreyfus Founders Growth (Division 30).......................  07/01/96      121.12           --         --      37.92
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94      107.83           --      99.24      22.05
Evergreen Growth and Income Fund (Division 56)..............  01/04/99       13.52           --         --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99       (0.25)          --         --
Evergreen Value Fund (Division 57)..........................  01/04/99        3.62           --         --
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94      108.35           --     108.58      21.61
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94      111.07           --     109.70      22.34
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       43.18           --         --       7.57
Putnam Global Growth (Division 28)..........................  07/01/96      148.26           --         --      63.32
Putnam New Opportunities (Division 26)......................  07/01/96      139.26           --         --      68.25
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      142.61           --         --     125.02
Scudder Growth and Income (Division 21)(3)..................  07/01/96       59.45           --         --       5.30
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98       28.64           --         --      13.55
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96       48.99           --         --      38.62
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98       14.90           --         --       6.65
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98       34.79           --         --      16.05
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98       24.54           --         --      10.79
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       18.76           --         --      (7.02)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       19.96           --         --      (9.42)
Vanguard Wellington (Division 25)...........................  07/01/96       53.89           --         --       3.32
Vanguard Windsor II (Division 24)...........................  07/01/96       57.59           --         --      (6.78)


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



 (1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also, effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



 (2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



 (3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



 (4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE VI


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      160.85%        --    160.02%     6.54%
AGSPC Growth & Income (Division 16).........................  04/29/94      170.44         --    171.93     21.85
AGSPC Science & Technology (Division 17)....................  04/29/94      546.27         --    417.46     99.35
American Century Ultra (Division 31)........................  11/02/81          --     713.67%   250.73     40.28
Dreyfus Founders Growth (Division 30).......................  01/05/62          --     473.17    257.97     37.92
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90    1,464.91         --     99.24     22.05
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      147.60         --        --     13.52
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95       83.23         --        --     (0.25)
Evergreen Value -- Class A (Division 57)....................  04/12/85          --     202.19    116.65      3.62
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88          --     207.31    108.58     21.61
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  05/01/82      175.56         --    109.70     22.34
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      110.22         --     95.06      7.57
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --     316.29    208.64     63.32
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90    1,139.69         --    302.08     68.25
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82          --     705.86    334.25    125.02
Scudder Growth and Income (Division 21)(3)..................  11/13/84          --     245.57    124.01      5.30
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50          --     209.46    119.24     13.55
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82          --     170.23     78.42     38.62
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94       89.47         --     89.79      6.65
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      145.23         --    146.13     16.05
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      116.08         --    118.18     10.79
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --     104.25     40.87     (7.02)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --      96.34     42.88     (9.43)
Vanguard Wellington (Division 25)...........................  07/01/29          --     193.04    110.84      3.32
Vanguard Windsor II (Division 24)...........................  06/24/85          --     227.24    136.81     (6.78)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)



                                                 ANNUAL CHANGE IN PURCHASE UNIT VALUE OR THE 12 MONTHS ENDED DECEMBER 31**
                                          ---------------------------------------------------------------------------------------
           FUND AND DIVISION               1999     1998    1997     1996    1995     1994     1993     1992      1991      1990
           -----------------              ------    -----   -----   ------   -----   ------    -----   ------    ------    ------
AGSPC Asset Allocation (Division 5).....   10.87%   17.42%  21.60%   10.19%  23.75%   (2.09)%   8.39%   (1.52)%   20.34%    (3.18)%
AGSPC Capital Conservation (Division
  7)....................................   (1.21)    6.51    7.69     0.95   19.79    (6.85)   11.08     7.76     16.20     (1.08)
AGSPC Government Securities (Division
  8)....................................   (3.55)    8.08    8.03     1.10   16.51    (5.25)    9.90     6.34     13.79      5.11
AGSPC Growth (Division 15)..............    6.54    17.19   20.01    18.39   46.60     5.33       --       --        --        --
AGSPC Growth & Income (Division 16).....   21.85    13.64   22.81    22.30   30.75     4.94       --       --        --        --
AGSPC International Equities (Division
  11)...................................   28.13    17.80    1.38     5.95    9.87     7.10    28.79   (14.12)    10.26    (20.71)
AGSPC International Government Bond
  (Division 13).........................   (6.70)   16.15   (5.59)    3.56   17.83     3.62    13.28     2.25      9.09        --
AGSPC MidCap Index (Division 4)****.....   14.00    18.04   30.66    17.81   29.44    (4.50)   11.98     8.99     11.66        --
AGSPC Money Market (Division 6).........    3.92     4.33    4.33     4.17    4.71     2.96     1.87     2.42      4.69      7.04
AGSPC Science & Technology (Division
  17)...................................   99.35    40.99    1.76    12.89   60.26    32.09       --       --        --        --
AGSPC Small Cap Index (Division 14).....   20.33    (2.72)  21.39    15.77   26.59    (4.10)   14.98    11.41        --        --
AGSPC Social Awareness (Division 12)....   17.70    26.28   32.73    22.96   37.78    (2.22)    7.04     2.51     26.83     (2.01)
AGSPC Stock Index (Division 10).........   19.61    27.39   31.98    21.73   36.15    (0.10)    8.98     5.78     27.91     (4.63)
American Century Ultra (Division 31)....   40.28    33.41   21.95     4.08      --       --       --       --        --        --
American General Balanced (Division
  42)...................................   13.30    14.18      --       --      --       --       --       --        --        --
American General Conservative Growth
  Lifestyle (Division 50)...............   12.69    12.84      --       --      --       --       --       --        --        --
American General Core Bond (Division
  58)...................................   (1.70)    1.91      --       --      --       --       --       --        --        --
American General Domestic Bond (Division
  43)...................................   (3.62)    2.92      --       --      --       --       --       --        --        --
American General Growth Lifestyle
  (Division 48).........................   29.24    16.37      --       --      --       --       --       --        --        --
American General High Yield Bond
  (Division 60).........................    2.38     5.12      --       --      --       --       --       --        --        --
American General International Growth
  (Division 33).........................   55.76    10.37      --       --      --       --       --       --        --        --
American General International Value
  (Division 34).........................   66.92    20.05      --       --      --       --       --       --        --        --
American General Large Cap Growth
  (Division 39).........................   34.66    21.43      --       --      --       --       --       --        --        --
American General Large Cap Value
  (Division 40).........................    4.72    15.77      --       --      --       --       --       --        --        --
American General Mid Cap Growth
  (Division 37).........................    5.81    25.05      --       --      --       --       --       --        --        --
American General Mid Cap Value (Division
  38)...................................   21.51    19.86      --       --      --       --       --       --        --        --
American General Moderate Growth
  Lifestyle (Division 49)...............   18.13    14.89      --       --      --       --       --       --        --        --
American General Money Market (Division
  44)...................................    4.18     1.14      --       --      --       --       --       --        --        --
American General Small Cap Growth
  (Division 35).........................   68.76    22.36      --       --      --       --       --       --        --        --
American General Small Cap Value
  (Division 36).........................   (7.09)   11.10      --       --      --       --       --       --        --        --
American General Socially Responsible
  (Division 41).........................   17.42    19.22      --       --      --       --       --       --        --        --
American General Strategic Bond
  (Division 59).........................    3.26     3.86      --       --      --       --       --       --        --        --
Dreyfus Founders Growth (Division 30)...   37.92    24.01   25.46     3.05      --       --       --       --        --        --
Dreyfus Variable Investment Fund
   -- Small Cap Portfolio (Division
  18)...................................   22.05    (4.32)  15.58    15.34   27.98     4.31       --       --        --        --
Evergreen Growth and Income -- Class A
  (Division 56).........................   13.52       --      --       --      --       --       --       --        --        --
Evergreen Small Cap Value -- Class A
  (Division 55).........................   (0.25)      --      --       --      --       --       --       --        --        --
Evergreen Value -- Class A (Division
  57)...................................    3.62       --      --       --      --       --       --       --        --        --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)                       21.61     5.28   14.28    17.60   21.22    (0.11)      --       --        --        --
  Templeton International
    Securities -- Class 1 (Division
    20)***(2)...........................   22.34     8.17   12.74    22.71   14.54    (0.65)      --       --        --        --
Neuberger Berman Guardian Trust
  (Division 29).........................    7.57     1.55   16.86    12.17      --       --       --       --        --        --
Putnam Global Growth -- Class A
  (Division 28).........................   63.32    27.73   12.41     5.86      --       --       --       --        --        --
Putnam New Opportunities -- Class A
  (Division 26).........................   68.25    23.37   21.51    (5.14)     --       --       --       --        --        --
Putnam OTC & Emerging Growth -- Class A
  (Division 27).........................  125.02    10.10    9.29   (10.39)     --       --       --       --        --        --
Scudder Growth and Income (Division
  21)(3)................................    5.30     5.21   28.99    11.58      --       --       --       --        --        --
T. Rowe Price Small Cap Stock (Division
  51)...................................   13.55    13.29      --       --      --       --       --       --        --        --
Templeton Foreign -- Class A (Division
  32)(4)................................   38.62    (5.63)   5.77     7.68      --       --       --       --        --        --
Vanguard LifeStrategy Conservative
  Growth (Division 54)..................    6.65     7.73      --       --      --       --       --       --        --        --
Vanguard LifeStrategy Growth (Division
  52)...................................   16.05    16.15      --       --      --       --       --       --        --        --
Vanguard LifeStrategy Moderate Growth
  (Division 53).........................   10.79    12.41      --       --      --       --       --       --        --        --
Vanguard Long-Term Corporate Bond
  (Division 22)***......................   (7.02)    8.26   12.52     4.85      --       --       --       --        --        --
Vanguard Long-Term Treasury (Division
  23)***................................   (9.42)   12.04   12.64     4.94      --       --       --       --        --        --
Vanguard Wellington (Division 25).......    3.32    10.87   21.85    10.25      --       --       --       --        --        --
Vanguard Windsor II (Division 24).......   (6.78)   15.13   30.90    12.17      --       --       --       --        --        --

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)



                                          CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                          ---------------------------------------------------------------------------------------
FUND AND DIVISION                          1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
----------------------------------------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
AGSPC Asset Allocation (Division 5).....  162.85%  137.08%  101.91%   66.05%   50.69%   21.77%   24.37%   14.74%   16.51%   (3.18)%
AGSPC Capital Conservation (Division
  7)....................................   75.61    77.76    66.90    54.98    53.53    28.17    37.59    23.87    14.95    (1.08)
AGSPC Government Securities (Division
  8)....................................   75.69    82.16    68.54    56.01    54.32    32.45    39.78    27.19    19.61     5.11
AGSPC Growth (Division 15)..............  173.87   157.07   119.37    82.79    54.40     5.33       --       --       --       --
AGSPC Growth & Income (Division 16).....  185.37   134.19   106.09    67.81    37.21     4.94       --       --       --       --
AGSPC International Equities (Division
  11)...................................   84.48    43.98    22.22    20.56    13.79     3.57    (3.30)  (24.92)  (12.58)  (20.71)
AGSPC International Government Bond
  (Division 13).........................   63.46    75.19    50.83    59.76    54.27    30.92    26.35    11.54     9.09       --
AGSPC MidCap Index (Division 4)****.....  248.93   206.08   159.31    98.46    68.46    30.14    36.28    21.70    11.66       --
AGSPC Money Market (Division 6).........   48.53    42.93    36.99    31.31    26.05    20.38    16.91    14.77    12.05     7.04
AGSPC Science & Technology (Division
  17)...................................  583.53   242.88   143.20   138.98   111.70    32.09       --       --       --       --
AGSPC Small Cap Index (Division 14).....  155.83   112.60   118.55    80.04    55.51    22.84    28.09    11.41       --       --
AGSPC Social Awareness (Division 12)....  345.59   278.59   199.81   125.88    83.70    33.33    36.36    27.40    24.28    (2.01)
AGSPC Stock Index (Division 10c)........  368.26   291.49   207.32   132.85    91.29    40.50    40.64    29.05    21.99    (4.63)
American Century Ultra (Division 31)....  137.55    69.34    26.93     4.08       --       --       --       --       --       --
American General Balanced (Division
  42)...................................   29.36    14.18       --       --       --       --       --       --       --       --
American General Conservative Growth
  Lifestyle (Division 50)...............   27.16    12.84       --       --       --       --       --       --       --       --
American General Core Bond (Division
  58)...................................   (0.18)    1.91       --       --       --       --       --       --       --       --
American General Domestic Bond (Division
  43)...................................   (0.81)    2.92       --       --       --       --       --       --       --       --
American General Growth Lifestyle
  (Division 48).........................   50.39    16.37       --       --       --       --       --       --       --       --
American General High Yield Bond
  (Division 60).........................    7.61     5.12       --       --       --       --       --       --       --       --
American General International Growth
  (Division 33).........................   71.92    10.37       --       --       --       --       --       --       --       --
American General International Value
  (Division 34).........................  100.38    20.05       --       --       --       --       --       --       --       --
American General Large Cap Growth
  (Division 39).........................   63.51    21.43       --       --       --       --       --       --       --       --
American General Large Cap Value
  (Division 40).........................   21.24    15.77       --       --       --       --       --       --       --       --
American General Mid Cap Growth
  (Division 37).........................   32.31    25.05       --       --       --       --       --       --       --       --
American General Mid Cap Value (Division
  38)...................................   45.65    19.86       --       --       --       --       --       --       --       --
American General Moderate Growth
  Lifestyle (Division 49)...............   35.72    14.89       --       --       --       --       --       --       --       --
American General Money Market (Division
  44)...................................    5.37     1.14       --       --       --       --       --       --       --       --
American General Small Cap Growth
  (Division 35).........................  106.50    22.36       --       --       --       --       --       --       --       --
American General Small Cap Value
  (Division 36).........................    3.23    11.10       --       --       --       --       --       --       --       --
American General Socially Responsible
  (Division 41).........................   39.98    19.22       --       --       --       --       --       --       --       --
American General Strategic Bond
  (Division 59).........................    7.25     3.86       --       --       --       --       --       --       --       --
Dreyfus Founders Growth (Division 30)...  121.12    60.33    29.29     3.05       --       --       --       --       --       --
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio (Division
  18)...................................  107.83    70.29    77.97    53.98    33.50     4.31       --       --       --       --
Evergreen Growth and Income -- Class A
  (Division 56).........................   13.52       --       --       --       --       --       --       --       --       --
Evergreen Small Cap Value -- Class A
  (Division 55).........................   (0.25)      --       --       --       --       --       --       --       --       --
Evergreen Value -- Class A (Division
  57)...................................    3.62       --       --       --       --       --       --       --       --       --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)....................  108.35    71.32    62.73    42.40    21.09    (0.11)      --       --       --       --
  Templeton International
    Securities -- Class 1 (Division
    20)(2)..............................  111.07    72.52    59.49    41.47    15.29    (0.65)      --       --       --       --
Neuberger Berman Guardian Trust
  (Division 29).........................   43.18    33.11    31.08    12.17       --       --       --       --       --       --
Putnam Global Growth -- Class A
  (Division 28).........................  148.26    52.01    19.00     5.86       --       --       --       --       --       --
Putnam New Opportunities -- Class A
  (Division 26).........................  139.26    42.20    15.27    (5.14)      --       --       --       --       --       --
Putnam OTC & Emerging Growth -- Class A
  (Division 27).........................  142.61     7.82    (2.07)  (10.39)      --       --       --       --       --       --
Scudder Growth and Income (Division
  21)(3)................................   59.45    51.42    43.92    11.58       --       --       --       --       --       --
T. Rowe Price Small Cap Stock (Division
  51)...................................   28.64    13.29       --       --       --       --       --       --       --       --
Templeton Foreign -- Class A (Division
  32)(4)................................   48.99     7.48    13.89     7.68       --       --       --       --       --       --
Vanguard LifeStrategy Conservative
  Growth (Division 54)..................   14.90     7.73       --       --       --       --       --       --       --       --
Vanguard LifeStrategy Growth (Division
  52)...................................   34.79    16.15       --       --       --       --       --       --       --       --
Vanguard LifeStrategy Moderate Growth
  (Division 53).........................   24.54    12.41       --       --       --       --       --       --       --       --
Vanguard Long-Term Corporate (Division
  22)***................................   18.76    27.73    17.98     4.85       --       --       --       --       --       --
Vanguard Long-Term Treasury (Division
  23)***................................   19.96    32.45    18.21     4.94       --       --       --       --       --       --
Vanguard Wellington (Division 25).......   53.89    48.94    34.33    10.25       --       --       --       --       --       --
Vanguard Windsor II (Division 24).......   57.59    69.05    46.83    12.17       --       --       --       --       --       --


------------


   * For the periods prior to September 22, 1998, for all Divisions other than Divisions 55-57, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for the stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director Plus other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on September 22, 1998. For Divisions 55-57, the Contracts offered by this prospectus became available for purchase on January 4, 1999.



  ** For the year in which the underlying Division commenced operations, less than a full year's performance has been reflected, which is not annualized.



 *** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



**** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)



 (1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also, effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



 (2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



 (3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



 (4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                      TABLE VIII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


                    (PERIOD FROM UNDERLYING FUND INCEPTION)


                                         ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         --------------------------------------------------------
FUND AND DIVISION                          1999       1998        1997        1996        1995
---------------------------------------   -------     ------      ------      ------      ------
AGSPC Growth (Division 15).............      6.54%     17.19%      20.01%      18.39%      46.60%
AGSPC Growth & Income (Division 16)....     21.85      13.64       22.81       22.30       30.75
AGSPC Science & Technology (Division
  17)..................................     99.35      40.99        1.76       12.89       60.26
American Century Ultra (Division 31)...     40.28      33.41       21.95       12.63       36.43
Dreyfus Founders Growth (Division
  30)..................................     37.92      24.01       25.46       15.56       44.37
Dreyfus Variable Investment Fund
   -- Small Cap Portfolio (Division
  18)..................................     22.05      (4.32)      15.58       15.34       27.98
Evergreen Growth and Income Fund
  (Division 56)........................     13.52       4.09       29.90       22.53       31.65
Evergreen Small Cap Equity Income Fund
  (Division 55)........................     (0.25)    (10.29)      32.30       21.05       27.86
Evergreen Value Fund (Division 57).....      3.62       8.64       24.74       17.98       30.78
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy (Division
    19)(1).............................     21.61       5.28       14.28       17.60       21.22
  Templeton International Securities
    (Division 20)(2)...................     22.34       8.17       12.74       22.71       14.54
Neuberger Berman Guardian Trust
  (Division 29)........................      7.57       1.55       16.86       16.74       30.89
Putnam Global Growth (Division 28).....     63.32      27.73       12.41       15.57       13.89
Putnam New Opportunities (Division
  26)..................................     68.25      23.37       21.51        9.90       45.05
Putnam OTC & Emerging Growth (Division
  27)..................................    125.02      10.10        9.29        3.73       54.62
Scudder Growth and Income (Division
  21)(3)...............................      5.30       5.21       28.99       20.82       29.75
T. Rowe Price Small Cap Stock (Division
  51)..................................     13.55      (4.56)      27.48       19.79       32.47
Templeton Foreign (Division 32)(4).....     38.62      (5.63)       5.77       16.94       10.27
Vanguard LifeStrategy Conservative
  Growth (Division 54).................      6.65      14.56       15.59        9.20       23.06
Vanguard LifeStrategy Growth (Division
  52)..................................     16.05      20.00       21.00       14.21       27.91
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................     10.79      17.65       18.52       11.53       26.62
Vanguard Long-Term Corporate (Division
  22)****..............................     (7.02)      8.26       12.52       (0.52)      25.03
Vanguard Long-Term Treasury (Division
  23)***...............................     (9.43)     10.03       13.49       (2.88)      28.70
Vanguard Wellington (Division 25)......      3.32      10.87       21.85       14.89       31.48
Vanguard Windsor II (Division 24)......     (6.78)     15.13       30.90       22.75       37.31

                                       ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         ------------------------------------------------------
FUND AND DIVISION                         1994      1993        1992        1991        1990
---------------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).............    0.32%        --          --          --          --
AGSPC Growth & Income (Division 16)....   (0.55)        --          --          --          --
AGSPC Science & Technology (Division
  17)..................................   24.89         --          --          --          --
American Century Ultra (Division 31)...   (4.43)     20.74        0.40       84.68        8.42
Dreyfus Founders Growth (Division
  30)..................................   (4.09)     24.51        3.42       46.15      (11.28)
Dreyfus Variable Investment Fund
   -- Small Cap Portfolio (Division
  18)..................................    6.53      66.50       69.44      156.87        1.74
Evergreen Growth and Income Fund
  (Division 56)........................      --         --          --          --          --
Evergreen Small Cap Equity Income Fund
  (Division 55)........................      --         --          --          --          --
Evergreen Value Fund (Division 57).....    1.05       8.44        7.06       24.12       (4.21)
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy (Division
    19)(1).............................   (4.04)     24.79        6.95       26.34       (8.94)
  Templeton International Securities
    (Division 20)(2)...................   (3.29)     45.71       (6.75)         --          --
Neuberger Berman Guardian Trust
  (Division 29)........................    0.73       6.99          --          --          --
Putnam Global Growth (Division 28).....   (1.63)     30.75       (0.55)      17.02       (9.89)
Putnam New Opportunities (Division
  26)..................................    2.50      31.60       24.57       66.09       10.47
Putnam OTC & Emerging Growth (Division
  27)..................................    1.44      30.96       11.78       39.66      (10.52)
Scudder Growth and Income (Division
  21)(3)...............................    1.53      14.37        8.40       26.78       (3.33)
T. Rowe Price Small Cap Stock (Division
  51)..................................   (0.97)     17.17       12.71       37.18      (21.33)
Templeton Foreign (Division 32)(4).....   (0.43)     35.67       (0.69)      17.31       (3.76)
Vanguard LifeStrategy Conservative
  Growth (Division 54).................   (0.17)        --          --          --          --
Vanguard LifeStrategy Growth (Division
  52)..................................   (0.37)        --          --          --          --
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................   (0.96)        --          --          --          --
Vanguard Long-Term Corporate (Division
  22)****..............................   (6.26)     13.28        8.62       19.61        5.10
Vanguard Long-Term Treasury (Division
  23)***...............................   (7.98)     15.55        6.27       16.18        4.68
Vanguard Wellington (Division 25)......    1.51      12.32        6.78       22.32       (3.80)
Vanguard Windsor II (Division 24)......   (2.19)     12.40       10.80       27.30      (10.89)

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED


                    (PERIOD FROM UNDERLYING FUND INCEPTION)


                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                   --------------------------------------------------------
FUND AND DIVISION                    1999        1998        1997        1996        1995
---------------------------------  --------    --------    --------    --------    --------
AGSPC Growth (Division 15).......    160.85%     144.84%     108.93%      74.10%      47.06%
AGSPC Growth & Income (Division
  16)............................    170.44      121.94       95.30       59.03       30.03
AGSPC Science & Technology
  (Division 17)..................    546.27      224.18      129.94      125.96      100.16
American Century Ultra (Division
  31)............................    713.67      480.01      334.75      256.50      216.52
Dreyfus Founders Growth (Division
  30)............................    473.17      315.60      235.13      167.12      131.16
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio
  (Division 18)..................  1,464.91    1,182.22    1,240.05    1,059.43      905.21
Evergreen Growth and Income --
  Class A (Division 56)..........    147.60      118.11      109.54       61.31       31.65
Evergreen Small Cap Value --
  Class A (Division 55)..........     83.23       83.69      104.77       54.78       27.86
Evergreen Value -- Class A
  (Division 57)..................    202.19      191.63      168.45      115.21       82.41
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy --
    Class 1 (Division 19)(1).....    207.31      152.70      140.02      110.04       78.60
  Templeton International
    Securities -- Class 1
    (Division 20)(2).............    175.56      125.24      108.23       84.69       50.52
Neuberger Berman Guardian Trust
  (Division 29)..................    110.22       95.42       92.45       64.68       41.06
Putnam Global Growth -- Class A
  (Division 28)..................    316.29      154.89       99.55       77.52       53.61
Putnam New Opportunities -- Class
  A (Division 26)................  1,139.69      636.82      497.26      391.52      347.23
Putnam OTC & Emerging Growth --
  Class A (Division 27)..........    705.86      258.13      225.29      197.63      186.93
Scudder Growth and Income
  (Division 21)(3)...............    245.57      228.16      211.92      141.83      100.15
T. Rowe Price Small Cap Stock
  (Division 51)..................    209.46      172.53      185.55      123.99       86.98
Templeton Foreign -- Class A
  (Division 32)(4)...............    170.23       94.95      106.57       95.31       67.01
Vanguard LifeStrategy
  Conservative Growth (Division
  54)............................     89.47       77.66       55.07       34.15       22.85
Vanguard LifeStrategy Growth
  (Division 52)..................    145.23      111.31       76.10       45.54       27.44
Vanguard LifeStrategy Moderate
  Growth (Division 53)...........    116.08       95.03       65.77       39.86       25.40
Vanguard Long-Term Corporate
  (Division 22)***...............    104.25      119.67      102.91       80.33       81.28
Vanguard Long-Term Treasury
  (Division 23)***...............     96.34      116.77       93.47       71.75       76.85
Vanguard Wellington (Division
  25)............................    193.04      183.63      155.81      109.94       82.74
Vanguard Windsor II (Division
  24)............................    227.24      251.03      204.89      132.92       89.75

                                 CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                   ----------------------------------------------------
FUND AND DIVISION                   1994      1993        1992       1991       1990
---------------------------------  ------     ------      ------     ------     ------
AGSPC Growth (Division 15).......    0.32%        --          --         --         --
AGSPC Growth & Income (Division
  16)............................   (0.55)        --          --         --         --
AGSPC Science & Technology
  (Division 17)..................   24.89         --          --         --         --
American Century Ultra (Division
  31)............................  131.99     142.74      101.04     100.23       8.42
Dreyfus Founders Growth (Division
  30)............................   60.12      66.95       34.09      29.66     (11.28)
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio
  (Division 18)..................  685.44     637.32      342.83     161.35       1.74
Evergreen Growth and Income --
  Class A (Division 56)..........      --         --          --         --         --
Evergreen Small Cap Value --
  Class A (Division 55)..........      --         --          --         --         --
Evergreen Value -- Class A
  (Division 57)..................   39.48      38.04       27.29      18.90      (4.21)
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy --
    Class 1 (Division 19)(1).....   47.34      53.54       23.04      15.05      (8.94)
  Templeton International
    Securities -- Class 1
    (Division 20)(2).............   31.41      35.87       (6.75)        --         --
Neuberger Berman Guardian Trust
  (Division 29)..................    7.77       6.99          --         --         --
Putnam Global Growth -- Class A
  (Division 28)..................   34.88      37.11        4.86       5.44      (9.89)
Putnam New Opportunities -- Class
  A (Division 26)................  208.32     200.79      128.57      83.48      10.47
Putnam OTC & Emerging Growth --
  Class A (Division 27)..........   85.57      82.94       39.69      24.97     (10.52)
Scudder Growth and Income
  (Division 21)(3)...............   54.26      51.93       32.85      22.56      (3.33)
T. Rowe Price Small Cap Stock
  (Division 51)..................   41.15      42.53       21.64       7.92     (21.33)
Templeton Foreign -- Class A
  (Division 32)(4)...............   51.45      52.11       12.12      12.90      (3.76)
Vanguard LifeStrategy
  Conservative Growth (Division
  54)............................   (0.17)        --          --         --         --
Vanguard LifeStrategy Growth
  (Division 52)..................   (0.37)        --          --         --         --
Vanguard LifeStrategy Moderate
  Growth (Division 53)...........   (0.96)        --          --         --         --
Vanguard Long-Term Corporate
  (Division 22)***...............   44.99      54.67       36.54      25.71       5.10
Vanguard Long-Term Treasury
  (Division 23)***...............   37.42      49.34       29.24      21.61       4.68
Vanguard Wellington (Division
  25)............................   38.99      41.13       25.65      17.67      (3.80)
Vanguard Windsor II (Division
  24)............................   38.19      41.28       25.69      13.44     (10.89)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



 * The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for the periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



*** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You

--------------------------------------------------------------------------------

will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs of employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.


It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

--------------------------------------------------------------------------------

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:
    ------------------------------------------------------------------------
    Social Security Number:
    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer
Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    5
Types of Variable Annuity Contracts.................    6
Federal Tax Matters.................................    6
    Tax Consequences of Purchase Payments...........    6
    Tax Consequences of Distributions...............    8
    Special Tax Consequences -- Early
      Distribution..................................    9
    Special Tax Consequences -- Required
      Distributions.................................   10
    Tax Free Rollovers, Transfers and Exchanges.....   11
Exchange Privilege..................................   11
    Exchanges From Portfolio Director...............   12
    Exchanges From Portfolio Director 2.............   12
    Exchanges From Independence Plus Contracts......   13
    Exchanges From V-Plan Contracts.................   14
    Exchanges From SA-1 and SA-2 Contracts..........   15
    Exchanges From Impact Contracts.................   16
    Exchanges From Compounder Contracts.............   17
    Information Which May Be Applicable To Any
      Exchange......................................   18
Calculation of Surrender Charge.....................   19
    Illustration of Surrender Charge on Total
      Surrender.....................................   19
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   19
Purchase Unit Value.................................   20
    Illustration of Calculation of Purchase Unit
      Value.........................................   20
    Illustration of Purchase of Purchase Units......   20
Performance Calculations............................   20
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   20
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   20
    Calculation of Current Yield for American
      General Money Market Division 44..............   20
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six and American
      General Money Market Division 44..............   20
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   21
    Calculation of Effective Yield for American
      General Money Market Division 44..............   21
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six and
      American General Money Market Division 44.....   21
    Standardized Yield for Bond Fund Divisions......   21
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   21
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   21
    Calculation of Average Annual Total Return......   22
    Calculation of MVA Option.......................   22
Performance Information.............................   23
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   23
    Performance Compared to Market Indices..........   23
    AGSPC Asset Allocation Division Five............   27
    AGSPC Capital Conservation Division Seven.......   28
    AGSPC Government Securities Division Eight......   28
    AGSPC Growth Division Fifteen...................   29
    AGSPC Growth & Income Division Sixteen..........   29
    AGSPC International Equities Division Eleven....   30
    AGSPC International Government Bond Division
      Thirteen......................................   31
    AGSPC MidCap Index Division Four................   31
    AGSPC Money Market Division Six.................   32
    AGSPC Science & Technology Division Seventeen...   33
    AGSPC Small Cap Index Division Fourteen.........   33
    AGSPC Social Awareness Division Twelve..........   34



                                                      PAGE
                                                      ----
    AGSPC Stock Index Division Ten..................   35
    American Century Ultra Division Thirty-One......   35
    American General Balanced Division Forty-Two....   36
    American General Conservative Growth Lifestyle
      Division Fifty................................   36
    American General Core Bond Division
      Fifty-Eight...................................   37
    American General Domestic Bond Division
      Forty-Three...................................   38
    American General Growth Lifestyle Division
      Forty-Eight...................................   38
    American General High Yield Bond Division
      Sixty.........................................   39
    American General International Growth Division
      Thirty-Three..................................   39
    American General International Value Division
      Thirty-Four...................................   40
    American General Large Cap Growth Division
      Thirty-Nine...................................   40
    American General Large Cap Value Division
      Forty.........................................   41
    American General Mid Cap Growth Division Thirty-
      Seven.........................................   41
    American General Mid Cap Value Division Thirty-
      Eight.........................................   42
    American General Moderate Growth Lifestyle
      Division Forty-Nine...........................   42
    American General Money Market Division
      Forty-Four....................................   43
    American General Small Cap Growth Division
      Thirty-Five...................................   43
    American General Small Cap Value Division
      Thirty-Six....................................   44
    American General Socially Responsible Division
      Forty-One.....................................   44
    American General Strategic Bond Division
      Fifty-Nine....................................   45
    Dreyfus Founders Growth Division Thirty.........   45
    Dreyfus Variable Investment Fund -- Small Cap
      Portfolio Division Eighteen...................   46
    Evergreen Growth and Income Division
      Fifty-Six.....................................   47
    Evergreen Small Cap Value Division Fifty-Five...   47
    Evergreen Value Division Fifty-Seven............   48
    Neuberger Berman Guardian Trust Division
      Twenty-Nine...................................   48
    Putnam Global Growth-Class A Division
      Twenty-Eight..................................   49
    Putnam New Opportunities-Class A Division
      Twenty-Six....................................   50
    Putnam OTC & Emerging Growth-Class A Division
      Twenty-Seven..................................   50
    Scudder Growth and Income Division Twenty-One...   51
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   52
    Templeton Asset Strategy Division Nineteen......   52
    Templeton Foreign Division Thirty-Two...........   53
    Templeton International Securities Division
      Twenty........................................   54
    Vanguard LifeStrategy Conservative Growth
      Division Fifty-Four...........................   54
    Vanguard LifeStrategy Growth Division
      Fifty-Two.....................................   55
    Vanguard LifeStrategy Moderate Growth Division
      Fifty-Three...................................   56
    Vanguard Long-Term Corporate Division
      Twenty-Two....................................   56
    Vanguard Long-Term Treasury Division
      Twenty-Three..................................   57
    Vanguard Wellington Division Twenty-Five........   58
    Vanguard Windsor II Division Twenty-Four........   59
Payout Payments.....................................   60
    Assumed Investment Rate.........................   60
    Amount of Payout Payments.......................   60
    Payout Unit Value...............................   60
    Illustration of Calculation of Payout Unit
      Value.........................................   61
    Illustration of Payout Payments.................   61
Distribution of Variable Annuity Contracts..........   62
Experts.............................................   62
Comments on Financial Statements....................   62

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).

                             (Please Print or Type)

Name: ----------------------------------------------------   G.A. # ---------------------------------------------------
Address: --------------------------------------------------  Policy # --------------------------------------------------
-----------------------------------------------------------
Social Security Number: --------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 10855-20  REV 5/00

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

[Momento Photo]

                 PORTFOLIO DIRECTOR(R) PLUS

                               SEPARATE ACCOUNT A
                             FOR SERIES 1.40 - 12.40

                 Prospectus
                 May 1, 2000

                 Units of Interest Under Group and
                 Individual Variable Annuity Contracts
                 Portfolio Director Plus


                                                             VALIC
                                                               AN AMERICAN
                                                                 GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


SEPARATE ACCOUNT A


PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2, PORTFOLIO DIRECTOR PLUS



SUPPLEMENT ISSUED MAY 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000



The Variable Annuity Life Insurance Company (the "Company") filed an application with the Securities and Exchange Commission ("SEC") as of March 31, 2000 requesting an order allowing the Company to replace the shares of American General Domestic Bond Fund of American General Series Portfolio Company 3 ("AGSPC 3"), T. Rowe Price Small-Cap Stock Fund, Dreyfus Variable Investment Fund -- Small Cap Portfolio, Scudder Growth and Income Fund, Neuberger Berman Guardian Trust and Dreyfus Founders Growth Fund, each of which is a Variable Investment Option currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General Series Portfolio Company ("AGSPC").



The Company believes that the proposed substitutions are in the best interest of contract holders. In each case, the Substitute Series will have substantially the same investment objective, practices and restrictions as the Replaced Series. In the case of Dreyfus Variable Investment Fund -- Small Cap Portfolio and T. Rowe Price Small-Cap Stock Fund, Inc., the Substitute Series will have two sub-advisers, one of which is the Replaced Series' current investment adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced Series' current investment adviser, Founders Asset Management LLC, as its sub-adviser. In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.



The proposed substitutions and respective sub-advisers are:



REPLACED SERIES                                         SUBSTITUTE SERIES
Dreyfus Variable Investment Fund --             --      AGSPC American General Select Small-Cap Fund (T. Rowe
Small-Cap Portfolio                                     Price Associates, Inc. and Founders Asset Management
                                                        LLC)
T. Rowe Price Small-Cap Stock Fund, Inc.        --      AGSPC American General Select Small Cap Fund (T. Rowe
                                                        Price Associates, Inc. and Founders Asset Management
                                                        LLC)
Scudder Growth and Income Fund                  --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Neuberger Berman Guardian Trust                 --      AGSPC American General American Century Income & Growth
                                                        Fund (American Century Investment Management, Inc.)
Dreyfus Founders Growth Fund                    --      AGSPC American General Founders Growth Fund (Founders
                                                        Asset Management LLC)
AGSPC 3 American General Domestic Bond Fund     --      AGSPC 3 American General Core Bond Fund (American
                                                        General Investment Management, L.P.)


--------------------------------------------------------------------------------


You should note that:



- No action is required on your part. You will not need to vote a proxy, file a new election, or take any other action if the SEC approves the substitutions.



- The elections you have on file for allocating your account value, premium payments and deductions will remain unchanged until you direct us otherwise.



- You will not bear any expenses relating to the substitutions.



- Although for two of the substitutions (Dreyfus Variable Investment
  Fund -- Small Cap Portfolio and Scudder Growth and Income Fund) total contract holder expenses are expected to be slightly higher for the Replaced Series, the substitutions will result in a change to a sub-adviser with a superior performance record.



- On the effective date of the substitution, your account value in the Variable Account Option will be the same as before the substitution.



- The substitution will have no tax consequences for you.



The Company expects to complete the substitutions before October 2000. The newly created series of AGSPC will commence operations at the time of the substitutions. Completion of the substitutions is conditioned upon obtaining the approval of the SEC and state insurance authorities, if applicable. Of course, you may transfer amounts in your Contract among the Variable Investment Options and Fixed Options, as usual. The substitutions will not be treated as a transfer for purposes of the transfer provisions of your Contract. In addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.



We will send you a prospectus for AGSPC 3 and the new series of AGSPC, and notice of the actual date of the substitutions, after we receive SEC approval. You will receive confirmation when the substitution is complete.



Should you have any questions, you may contact us at 1-800-448-2542 (selection
1).

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR--Registered Trademark-- PLUS
SEPARATE ACCOUNT A

FOR SERIES 1.40 TO 12.40                                             May 1, 2000


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus 1.40 to 12.40 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans, as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director Plus permits you to invest in and receive retirement benefits in one or more Fixed Account Options* and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not a part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts or certain employer-sponsored retirement plans, will not be available within your contract.



* One of the Fixed Account Options, the Multi-Year Enhanced Fixed Account, will be available approximately May 22, 2000, subject to state approval.


--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 2000, contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1
FEE TABLE..........................................     2
SUMMARY............................................     7
SELECTED PURCHASE UNIT DATA........................    14
GENERAL INFORMATION................................    15
    About Portfolio Director Plus..................    15
    About VALIC....................................    15
    About VALIC Separate Account A.................    15
    Units of Interests.............................    16
    Distribution of the Contracts..................    16
VARIABLE ACCOUNT OPTIONS...........................    16

PURCHASE PERIOD....................................    17
    Purchase Payments..............................    17
    Purchase Units.................................    18
    Calculation of Purchase Unit Value.............    18
    Choosing Investment Options....................    18
         Fixed Account Options.....................    18
         Variable Account Options..................    19
    Stopping Purchase Payments.....................    19

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    19
    During the Purchase Period.....................    20
    During the Payout Period.......................    20
    Communicating Transfer or Reallocation
      Instructions.................................    20
    Effective Date of Transfer.....................    21
    Market Timing..................................    21

FEES AND CHARGES...................................    21
    Account Maintenance Fee........................    21
    Surrender Charge...............................    21
         Amount of Surrender Charge................    22
         10% Free Withdrawal.......................    22
         Exceptions to Surrender Charge............    22
    Premium Tax Charge.............................    22
    Separate Account Charges.......................    22
    Fund Annual Expense Charges....................    23
    Other Tax Charges..............................    23
    Reduction or Waiver of Account Maintenance Fee,
      Surrender, Mortality and Expense Risk Fee or
      Administration and Distribution Fee
      Charges......................................    23
    Separate Account Expense Reimbursement.........    24
    Market Value Adjustment........................    24

PAYOUT PERIOD......................................    25
    Fixed Payout...................................    25
    Variable Payout................................    25
    Combination Fixed and Variable Payout..........    25
    Payout Date....................................    25
    Payout Options.................................    25
    Enhancements to Payout Options.................    26
    Payout Information.............................    26

SURRENDER OF ACCOUNT VALUE.........................    27
    When Surrenders are Allowed....................    27
    Amount That May Be Surrendered.................    27
    Surrender Restrictions.........................    27
    Partial Surrenders.............................    27
    Systematic Withdrawals.........................    27
    Distributions Required By Federal Tax Law......    28

EXCHANGE PRIVILEGE.................................    28
    Restrictions on Exchange Privilege.............    28
    Taxes and Conversion Costs.....................    28
    Surrender Charges..............................    29



                                                     PAGE
                                                     ----
    Exchange Offers for Contracts Other Than
      Portfolio Director Plus......................    29
    Comparison of Portfolio Director and Portfolio
      Director 2 Contracts to Portfolio Director
      Plus Contracts...............................    29
    Comparison of Other Contracts..................    29
    Features of Portfolio Director Plus............    29
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    30

DEATH BENEFITS.....................................    31
    Beneficiary Information........................    31
    Special Information for Individual Non-Tax
      Qualified Contracts..........................    31
    During the Purchase Period.....................    31
         Interest Guaranteed Death Benefit.........    31
         Standard Death Benefit....................    31
    During the Payout Period.......................    32

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    32
    Types of Investment Performance Information
      Advertised...................................    32
      Total Return Performance Information.........    32
      Standard Average Annual Total Return.........    33
      Nonstandard Average Annual Total Return......    33
      Cumulative Total Return......................    33
      Annual Change in Purchase Unit Value.........    33
      Cumulative Change in Purchase Unit Value.....    33
      Total Return Based on Different Investment
         Amounts...................................    33
      An Assumed Account Value of $10,000..........    34
    Yield Performance Information..................    34
      AGSPC Money Market and American General Money
      Market Divisions.............................    34
      Divisions Other Than The AGSPC Money Market
         and American General Money Market
         Divisions.................................    34
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    34

OTHER CONTRACT FEATURES............................    46
    Changes That May Not Be Made...................    46
    Change of Beneficiary..........................    46
    Contingent Owner...............................    46
    Cancellation -- The 20 Day "Free Look".........    46
    We Reserve Certain Rights......................    46
    Relationship to Employer's Plan................    46

VOTING RIGHTS......................................    46
    Who May Give Voting Instructions...............    46
    Determination of Fund Shares Attributable to
      Your Account.................................    47
      During Purchase Period.......................    47
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    47
    How Fund Shares Are Voted......................    47

FEDERAL TAX MATTERS................................    47
    Type of Plans..................................    47
    Tax Consequences in General....................    48
    Effect of Tax-Deferred Accumulations...........    49

YEAR 2000..........................................    50


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value..................    19
Annuitant......................    31
Assumed Investment Rate........    25
Beneficiary....................    31
Contract Owner.................    31
Divisions......................    32
Fixed Account Options..........    31
Home Office....................    20
Mutual Fund or Fund............    15
Participant....................    01
Participant Year...............    21
Payout Period..................    20
Payout Unit....................    25
Purchase Payments..............   17, 32
Purchase Period................    20
Purchase Unit..................    18
VALIC Separate Account A.......    47
Variable Account Options.......   16, 31


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director Plus. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                                               MORTALITY     ADMINISTRATION     SEPARATE
                                                                  AND             AND            ACCOUNT         TOTAL
                                                              EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                            FUND                                 FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                            ----                              ------------   --------------   -------------   -----------
AGSPC Asset Allocation Fund                                       0.25%           0.35%              --          0.60%
AGSPC Capital Conservation Fund                                   0.25            0.35               --          0.60
AGSPC Government Securities Fund                                  0.25            0.35               --          0.60
AGSPC Growth Fund                                                 0.25            0.35               --          0.60
AGSPC Growth & Income Fund                                        0.25            0.35               --          0.60
AGSPC International Equities Fund                                 0.25            0.35               --          0.60
AGSPC International Government Bond Fund                          0.25            0.35               --          0.60
AGSPC MidCap Index Fund                                           0.25            0.35               --          0.60
AGSPC Money Market Fund                                           0.25            0.35               --          0.60
AGSPC Science & Technology Fund                                   0.25            0.35               --          0.60
AGSPC Small Cap Index Fund                                        0.25            0.35               --          0.60
AGSPC Social Awareness Fund                                       0.25            0.35               --          0.60
AGSPC Stock Index Fund                                            0.25            0.35               --          0.60
American Century Ultra Fund(4)                                    0.25            0.60            (0.21%)        0.64
American General Balanced Fund(4)                                 0.25            0.35            (0.25)         0.35
American General Conservative Growth Lifestyle Fund(4)            0.25            0.35            (0.25)         0.35
American General Core Bond Fund(4)                                0.25            0.35            (0.25)         0.35
American General Domestic Bond Fund(4)                            0.25            0.35            (0.25)         0.35
American General Growth Lifestyle Fund(4)                         0.25            0.35            (0.25)         0.35
American General High Yield Bond Fund(4)                          0.25            0.35            (0.25)         0.35
American General International Growth Fund(4)                     0.25            0.35            (0.25)         0.35
American General International Value Fund(4)                      0.25            0.35            (0.25)         0.35
American General Large Cap Growth Fund(4)                         0.25            0.35            (0.25)         0.35
American General Large Cap Value Fund(4)                          0.25            0.35            (0.25)         0.35
American General Mid Cap Growth Fund(4)                           0.25            0.35            (0.25)         0.35
American General Mid Cap Value Fund(4)                            0.25            0.35            (0.25)         0.35
American General Moderate Growth Lifestyle Fund(4)                0.25            0.35            (0.25)         0.35
American General Money Market Fund(4)                             0.25            0.35            (0.25)         0.35
American General Small Cap Growth Fund(4)                         0.25            0.35            (0.25)         0.35
American General Small Cap Value Fund(4)                          0.25            0.35            (0.25)         0.35
American General Socially Responsible Fund(4)                     0.25            0.35            (0.25)         0.35
American General Strategic Bond Fund(4)                           0.25            0.35            (0.25)         0.35
Dreyfus Founders Growth Fund(4)                                   0.25            0.60            (0.25)         0.60
Dreyfus Variable Investment Fund --
  Small Cap Portfolio(4)                                          0.25            0.60            (0.15)         0.70
Evergreen(sm) Equity Trust
  Evergreen Growth and Income Fund -- Class A(4)                  0.25            0.60            (0.25)         0.60
  Evergreen Small Cap Value Fund -- Class A(4)                    0.25            0.60            (0.25)         0.60
  Evergreen Value Fund -- Class A(4)                              0.25            0.60            (0.25)         0.60
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy Fund -- Class 1                        0.25            0.60               --          0.85
  Templeton International Securities Fund -- Class 1              0.25            0.60               --          0.85
Neuberger Berman Guardian Trust(4)                                0.25            0.60            (0.25)         0.60
Putnam Global Growth Fund -- Class A Shares(4)                    0.25            0.60            (0.25)         0.60
Putnam New Opportunities Fund -- Class A Shares(4)                0.25            0.60            (0.25)         0.60
Putnam OTC & Emerging Growth Fund -- Class A Shares(4)            0.25            0.60            (0.25)         0.60
Scudder Growth and Income Fund(4)                                 0.25            0.60            (0.25)         0.60
T. Rowe Price Small-Cap Stock Fund                                0.25            0.60               --          0.85
Templeton Foreign Fund -- Class A(4)                              0.25            0.60            (0.25)         0.60
Vanguard Long-Term Corporate Fund(5)                              0.25            0.60            (0.25)         0.60
Vanguard Long-Term Treasury Fund(5)                               0.25            0.60            (0.25)         0.60
Vanguard LifeStrategy Conservative Growth Fund                    0.25            0.60               --          0.85
Vanguard LifeStrategy Growth Fund                                 0.25            0.60               --          0.85
Vanguard LifeStrategy Moderate Growth Fund                        0.25            0.60               --          0.85
Vanguard Wellington Fund                                          0.25            0.60               --          0.85
Vanguard Windsor II Fund                                          0.25            0.60               --          0.85

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                                          OTHER          TOTAL FUND
                                                          MANAGEMENT                     EXPENSES         EXPENSES
                                                             FEES                         (AFTER           (AFTER
                                                          (AFTER FEE         12B-1       EXPENSE          EXPENSE
                        FUND                               WAIVER)           FEES       WAIVER)(6)        WAIVER)
                        ----                              ----------         -----      ----------       ----------
AGSPC Asset Allocation Fund(8)                               0.50%             --          0.07%            0.57%
AGSPC Capital Conservation Fund                              0.50              --          0.10             0.60
AGSPC Government Securities Fund                             0.50              --          0.09             0.59
AGSPC Growth Fund                                            0.80              --          0.06             0.86
AGSPC Growth & Income Fund                                   0.75              --          0.07             0.82
AGSPC International Equities Fund                            0.35              --          0.08             0.43
AGSPC International Government Bond Fund                     0.50              --          0.07             0.57
AGSPC MidCap Index Fund                                      0.31              --          0.07             0.38
AGSPC Money Market Fund                                      0.50              --          0.07             0.57
AGSPC Science & Technology Fund                              0.90              --          0.06             0.96
AGSPC Small Cap Index Fund                                   0.35              --          0.06             0.41
AGSPC Social Awareness Fund                                  0.50              --          0.07             0.57
AGSPC Stock Index Fund                                       0.26              --          0.06             0.32
American Century Ultra Fund(11)                              1.00              --            --             1.00
American General Balanced Fund(9)                            0.78              --          0.02             0.80
American General Conservative Growth Lifestyle
  Fund(10)                                                   0.10              --            --             0.10
American General Core Bond Fund(9)                           0.50              --          0.30             0.80
American General Domestic Bond Fund(9)                       0.59              --          0.18             0.77
American General Growth Lifestyle Fund(10)                   0.10              --            --             0.10
American General High Yield Bond Fund(9)                     0.69              --          0.29             0.98
American General International Growth Fund(9)                0.88              --          0.25             1.13
American General International Value Fund(9)                 0.97              --          0.04             1.01
American General Large Cap Growth Fund(9)                    0.52              --          0.29             0.81
American General Large Cap Value Fund(9)                     0.49              --          0.31             0.80
American General Mid Cap Growth Fund(9)                      0.63              --          0.14             0.77
American General Mid Cap Value Fund(9)                       0.74              --          0.29             1.03
American General Moderate Growth Lifestyle Fund(10)          0.10              --            --             0.10
American General Money Market Fund(9)                        0.24              --          0.30             0.54
American General Small Cap Growth Fund(9)                    0.81              --          0.30             1.11
American General Small Cap Value Fund(9)                     0.74              --          0.22             0.96
American General Socially Responsible Fund(9)                0.25              --          0.30             0.55
American General Strategic Bond Fund(9)                      0.59              --          0.29             0.88
Dreyfus Founders Growth Fund                                 0.67            0.25%         0.16             1.08
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio                                                  0.75              --          0.03             0.78
Evergreen Equity Trust
  Evergreen Growth and Income Fund -- Class A                0.89            0.25          0.29             1.43
  Evergreen Small Cap Value Fund -- Class A(11)              1.00            0.25          0.42             1.67
  Evergreen Value Fund -- Class A                            0.50            0.25          0.25             1.00
Franklin Templeton Variable Insurance Products
  Trust(11)
  Templeton Asset Strategy Fund -- Class 1(12)               0.60              --          0.18             0.78
  Templeton International Securities Fund -- Class
    1(13)                                                    0.69              --          0.19             0.88
Neuberger Berman Guardian Trust(7)(11)                       0.84              --          0.04             0.88
Putnam Global Growth Fund -- Class A Shares                  0.63            0.25          0.22             1.10
Putnam New Opportunities Fund -- Class A Shares              0.48            0.25          0.20             0.93
Putnam OTC & Emerging Growth Fund -- Class A Shares          0.55            0.25          0.18             0.98
Scudder Growth and Income Fund                               0.45              --          0.35             0.80
T. Rowe Price Small-Cap Stock Fund                           0.77              --          0.19             0.96
Templeton Foreign Fund -- Class A(11)                        0.61            0.25          0.27             1.13
Vanguard LifeStrategy Conservative Growth
  Fund(11)(14)                                               0.28              --            --             0.28
Vanguard LifeStrategy Growth Fund(11)(14)                    0.29              --            --             0.29
Vanguard LifeStrategy Moderate Growth Fund(11)(14)           0.29              --            --             0.29
Vanguard Long-Term Corporate Fund(11)                        0.28              --          0.02             0.30
Vanguard Long-Term Treasury Fund(11)                         0.25              --          0.03             0.28
Vanguard Wellington Fund(11)                                 0.28              --          0.02             0.30
Vanguard Windsor II Fund(11)                                 0.35              --          0.02             0.37

--------------------------------------------------------------------------------

------------


 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.



 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



 (3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 0.75% to 1.25%, depending upon the Variable Account Option selected. Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.



 (4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.



 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



 (7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1999 fiscal year, NB did not bear any expenses.



 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



 (9) In the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively would be:
     American General Balanced Fund, 0.78%, 1.00% and 1.78%; American General Core Bond Fund, 0.50%, 1.04% and 1.54%; American General Domestic Bond Fund, 0.59%, 1.00% and 1.59%; American General High Yield Bond Fund, 0.69%, 1.05% and 1.74%; American General International Growth Fund, 0.88%, 1.02% and 1.90%; American General International Value Fund, 0.97%, 1.00% and 1.97%; American General Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; American General Large Cap Value Fund, 0.49%, 1.02% and 1.51%; American General Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; American General Mid Cap Value Fund, 0.74%, 0.99% and 1.73%; American General Money Market Fund, 0.24%, 0.99% and 1.23%; American General Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; American General Small Cap Value Fund, 0.74%, 1.01% and 1.75%; and American General Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and American General Strategic Bond Fund, 0.59%, 1.05% and 1.64%.



(10) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 0.95%, for American General Growth Lifestyle Fund 1.04% and for American General Moderate Growth Lifestyle Fund 0.98%. Estimated Total Combined Operating Expenses of each American General Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying AGSPC 3 Funds and the American General Lifestyle Funds, assuming each American General Lifestyle Fund's projected asset allocation among the underlying AGSPC 3 Funds is maintained.



(11) The American Century Ultra Fund was formerly known as the American
     Century -- Twentieth Century Ultra Fund. The Dreyfus Founders Growth Fund was formerly known as the Founders Growth Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities
     Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



(12) On February 8, 2000, shareholders of the Templeton Asset Allocation Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.



(13) On February 8, 2000, shareholders of the Templeton International Fund (previously offered under the Contract) approved a merger and reorganization that combined the Templeton International Fund with the Templeton International Equity Fund, effective May 1, 2000. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. The table shows restated total expenses for the Templeton International Securities Fund based on the new fund fees and the assets of the Templeton International Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Annual Expenses 0.85%.



(14) The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

EXAMPLE #1 -- If you do not surrender Portfolio Director Plus at the end of the period shown or you
               receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $12       $38      $ 67       $147
AGSPC Capital Conservation Division 7                          13        39        68        150
AGSPC Government Securities Division 8                         13        39        68        149
AGSPC Growth Division 15                                       15        47        82        179
AGSPC Growth & Income Division 16                              15        46        80        175
AGSPC International Equities Division 11                       11        34        59        131
AGSPC International Government Bond Division 13                12        38        67        147
AGSPC MidCap Index Division 4                                  10        32        56        125
AGSPC Money Market Division 6                                  12        38        67        147
AGSPC Science & Technology Division 17                         16        51        87        190
AGSPC Small Cap Index Division 14                              11        33        58        129
AGSPC Social Awareness Division 12                             12        38        67        147
AGSPC Stock Index Division 10                                  10        31        53        118
American Century Ultra Division 31                             17        53        91        199
American General Balanced Division 42                          12        38        65        145
American General Conservative Growth Lifestyle Division 50      5        16        27         62
American General Core Bond Division 58                         12        38        65        145
American General Domestic Bond Division 43                     12        37        64        141
American General Growth Lifestyle Division 48                   5        16        27         62
American General High Yield Bond Division 60                   14        43        75        165
American General International Growth Division 33              15        48        83        182
American General International Value Division 34               14        44        77        168
American General Large Cap Growth Division 39                  12        38        66        146
American General Large Cap Value Division 40                   12        38        65        145
American General Mid Cap Growth Division 37                    12        37        64        141
American General Mid Cap Value Division 38                     14        45        78        171
American General Moderate Growth Lifestyle Division 49          5        16        27         62
American General Money Market Division 44                       9        30        52        115
American General Small Cap Growth Division 35                  15        47        82        179
American General Small Cap Value Division 36                   14        43        74        163
American General Socially Responsible Division 41              10        30        52        116
American General Strategic Bond Division 59                    13        40        70        154
Dreyfus Founders Growth Division 30                            17        54        93        203
Dreyfus Variable Investment Fund --
  Small Cap Portfolio Division 18                              15        48        83        182
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           21        65       111        240
  Evergreen Small Cap Value -- Class A Division 55             23        72       124        265
  Evergreen Value -- Class A Division 57                       17        52        89        195
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 Division 19              17        53        91        198
  Templeton International Securities -- Class 1 Division 20    18        56        96        209
Neuberger Berman Guardian Trust Division 29                    15        48        83        182
Putnam Global Growth -- Class A Shares Division 28             18        55        94        206
Putnam New Opportunities -- Class A Shares Division 26         16        50        86        187
Putnam OTC & Emerging Growth -- Class A Shares Division 27     16        51        88        193
Scudder Growth and Income Division 21                          15        46        79        173
T. Rowe Price Small-Cap Stock Division 51                      19        58       100        217
Templeton Foreign -- Class A Division 32                       18        56        96        209
Vanguard LifeStrategy Conservative Growth Division 54          12        37        64        142
Vanguard LifeStrategy Growth Division 52                       12        37        65        144
Vanguard LifeStrategy Moderate Growth Division 53              12        37        65        144
Vanguard Long-Term Corporate Division 22                       10        30        52        116
Vanguard Long-Term Treasury Division 23                         9        29        51        114
Vanguard Wellington Division 25                                12        38        65        145
Vanguard Windsor II Division 24                                13        40        69        153

EXAMPLE #2 -- If you surrender Portfolio Director Plus at the end of the period shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $59       $88      $117       $147
AGSPC Capital Conservation Division 7                          59        89       118        150
AGSPC Government Securities Division 8                         59        89       118        149
AGSPC Growth Division 15                                       62        97       132        179
AGSPC Growth & Income Division 16                              61        96       130        175
AGSPC International Equities Division 11                       58        84       109        131
AGSPC International Government Bond Division 13                59        88       117        147
AGSPC MidCap Index Division 4                                  57        82       106        125
AGSPC Money Market Division 6                                  59        88       117        147
AGSPC Science & Technology Division 17                         63       100       137        190
AGSPC Small Cap Index Division 14                              57        83       108        129
AGSPC Social Awareness Division 12                             59        88       117        147
AGSPC Stock Index Division 10                                  57        81       103        118
American Century Ultra Division 31                             64       103       141        199
American General Balanced Division 42                          59        88       115        145
American General Conservative Growth Lifestyle Division 50     52        66        77         62
American General Core Bond Division 58                         59        88       115        145
American General Domestic Bond Division 43                     59        87       114        141
American General Growth Lifestyle Division 48                  52        66        77         62
American General High Yield Bond Division 60                   61        93       125        165
American General International Growth Division 33              62        98       133        182
American General International Value Division 34               61        94       127        168
American General Large Cap Growth Division 39                  59        88       116        146
American General Large Cap Value Division 40                   59        88       115        145
American General Mid Cap Growth Division 37                    59        87       114        141
American General Mid Cap Value Division 38                     61        95       128        171
American General Moderate Growth Lifestyle Division 49         52        66        77         62
American General Money Market Division 44                      56        80       102        115
American General Small Cap Growth Division 35                  62        97       132        179
American General Small Cap Value Division 36                   60        93       124        163
American General Socially Responsible Division 41              56        80       102        116
American General Strategic Bond Division 59                    60        90       120        154
Dreyfus Founders Growth Division 30                            64       104       143        203
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  Division 18                                                  62        98       133        182
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           67       114       161        240
  Evergreen Small Cap Value -- Class A Division 55             70       121       174        265
  Evergreen Value -- Class A Division 57                       63       101       139        195
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 Division 19              63       102       141        198
  Templeton International Securities -- Class 1 Division 20    64       105       146        209
Neuberger Berman Guardian Trust Division 29                    62        98       133        182
Putnam Global Growth -- Class A Shares Division 28             64       104       144        206
Putnam New Opportunities -- Class A Shares Division 26         63        99       136        187
Putnam OTC & Emerging Growth -- Class A Shares Division 27     63       101       138        193
Scudder Growth and Income Division 21                          61        96       129        173
T. Rowe Price Small-Cap Stock Division 51                      65       108       150        217
Templeton Foreign -- Class A Division 32                       64       105       146        209
Vanguard LifeStrategy Conservative Growth Division 54          59        87       114        142
Vanguard LifeStrategy Growth Division 52                       59        87       115        144
Vanguard LifeStrategy Moderate Growth Division 53              59        87       115        144
Vanguard Long-Term Corporate Division 22                       56        80       102        116
Vanguard Long-Term Treasury Division 23                        56        79       101        114
Vanguard Wellington Division 25                                59        88       115        145
Vanguard Windsor II Division 24                                60        90       119        153


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
--------------------------------------------------------------------------------


Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.



FIXED AND VARIABLE OPTIONS



Portfolio Director Plus offers a choice from among 53 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)


--------------------------------------------------------------------------------


             FIXED ACCOUNT
             OPTIONS
---------------------------------------------------------------------------------------------------------------------
FIXED        Fixed                  Guaranteed high current                --                     --
OPTIONS      Account Plus           interest income
             --------------------------------------------------------------------------------------------------------
             Short-Term             Guaranteed current                     --                     --
             Fixed Account          interest income
             --------------------------------------------------------------------------------------------------------
             Multi-Year Enhanced    Multi-year guaranteed interest         --                     --
             Fixed Account(1)       income
---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
INDEX        AGSPC International    Seeks long-term growth of capital      VALIC                  N/A
EQUITY       Equities Fund*         through investments primarily in a
FUNDS                               diversified portfolio of equity and
                                    equity related securities of
                                    foreign issuers that, as a group,
                                    are expected to provide investment
                                    results closely corresponding to
                                    the performance of the EAFE Index.
             --------------------------------------------------------------------------------------------------------
             AGSPC MidCap           Seeks growth of capital through        VALIC                  N/A(2)
             Index Fund*(3)         investments primarily in a
                                    diversified portfolio of common
                                    stocks that, as a group, are
                                    expected to provide investment
                                    results closely corresponding to
                                    the performance of the Standard &
                                    Poor's MidCap 400(R) Index.
             --------------------------------------------------------------------------------------------------------
             AGSPC Small Cap        Seeks growth of capital through        VALIC                  N/A(2)
             Index Fund*(3)         investment primarily in a
                                    diversified portfolio of common
                                    stocks that, as a group, are
                                    expected to provide investment
                                    results closely corresponding to
                                    the performance of the Russell
                                    2000(R) Index.
             --------------------------------------------------------------------------------------------------------
             AGSPC Stock            Seeks long-term capital growth         VALIC                  N/A(2)
             Index Fund*(3)         through investment in common stocks
                                    that, as a group, are expected to
                                    provide investment results closely
                                    corresponding to the performance of
                                    the Standard & Poor's 500 Stock
                                    Index(R).
---------------------------------------------------------------------------------------------------------------------
ACTIVELY     AGSPC Growth           Seeks long-term growth of capital      VALIC                  Wellington
MANAGED      Fund*                  through investment primarily in                               Management Company,
EQUITY                              equity securities.                                            LLP(4)
FUNDS
             --------------------------------------------------------------------------------------------------------
             AGSPC Growth &         Seeks long-term growth of capital      VALIC                  N/A
             Income Fund*           and, secondarily, current income
                                    through investment in common stocks
                                    and equity-related securities.
             --------------------------------------------------------------------------------------------------------
             American Century       Seeks capital growth through           American Century       N/A
             Ultra Fund             investments primarily in common        Investment Management,
                                    stocks that are considered to have     Inc.
                                    better-than-average prospects for
                                    appreciation.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks long-term capital                VALIC                  Jacobs Asset
             International          appreciation by investing in equity                           Management
             Growth                 securities of non-U.S. companies,
             Fund**                 the majority of which are expected
                                    to be in developed markets. The
                                    Fund may invest across the
                                    capitalization spectrum, although
                                    it intends to emphasize smaller
                                    capitalization stocks.
---------------------------------------------------------------------------------------------------------------------



*   A series of American General Series Portfolio Company ("AGSPC").


**  A series of American General Series Portfolio Company 3 ("AGSPC 3").


(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract. See MVA Option herein.


(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC MidCap Index Fund, the AGSPC Small Cap Index Fund and the AGSPC Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the American General Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.


(3) "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund and AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000(R) Index is a trademark/servicemark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.


(4) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             American General       Seeks growth of capital and future     VALIC                  Capital Guardian
             International Value    income through investments                                    Trust Company
             Fund**                 primarily in securities of non-U.S.
                                    issuers and securities whose
                                    principal markets are outside of
                                    the United States.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks long-term growth of capital      VALIC                  Goldman Sachs Asset
             Large Cap Growth       through a broadly diversified                                 Management
             Fund**                 portfolio of equity securities of
                                    large cap U.S. issuers that are
                                    expected to have better prospects
                                    for earnings growth than the growth
                                    rate of the general domestic
                                    economy. Dividend income is a
                                    secondary objective.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks total returns that exceed        VALIC                  State Street Bank &
             Large Cap Value        over time the Russell 1000(R) Value                           Trust Company/State
             Fund**(3)              Index through investments in equity                           Street Global
                                    securities.                                                   Advisors
             --------------------------------------------------------------------------------------------------------
             American General       Seeks capital appreciation             VALIC                  Brown Capital
             Mid Cap Growth         principally through investments in                            Management Inc.
             Fund**                 medium capitalization equity
                                    securities, such as common and
                                    preferred stocks and securities
                                    convertible into common stocks.
                                    Current income is a secondary
                                    objective.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks capital growth through           VALIC                  Neuberger Berman
             Mid Cap Value          investment in equity securities of                            Management Inc.
             Fund**                 medium capitalization companies
                                    using a value-oriented investment
                                    approach.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks long-term growth from a          VALIC                  JP Morgan
             Small Cap Growth       portfolio of equity securities of                             Investment
             Fund**                 small capitalization growth                                   Management Inc.
                                    companies.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks maximum long-term return,        VALIC                  Fiduciary
             Small Cap Value        consistent with reasonable risk to                            Management
             Fund**                 principal by investing primarily in                           Associates, Inc.(2)
                                    equity securities of small
                                    capitalization companies in terms
                                    of revenues and/or market
                                    capitalization.
             --------------------------------------------------------------------------------------------------------
             Dreyfus Founders       Seeks long-term growth of capital      Founders               N/A
             Growth                 by investing primarily in common       Asset
             Fund                   stocks of well-established,            Management LLC
                                    high-quality growth companies.
             --------------------------------------------------------------------------------------------------------
             Dreyfus Variable       Seeks to maximize capital              The Dreyfus            N/A
             Investment Fund --     appreciation by investing at least     Corporation
             Small                  65% of its assets in the common
             Cap Portfolio          stock of U.S. and foreign
                                    companies. The portfolio focuses on
                                    small-cap companies with total
                                    market values of less than $1.5
                                    billion.
             --------------------------------------------------------------------------------------------------------
             Evergreen Growth       Seeks capital growth in the value      Evergreen Asset        N/A
             and Income Fund --     of its shares by investing in the      Management Corp.
             Class A***             securities of companies which are
                                    temporarily undervalued in the
                                    marketplace but display
                                    characteristics of growth such as
                                    high return on investment and
                                    competitive advantage in their
                                    industry.
             --------------------------------------------------------------------------------------------------------
             Evergreen Small Cap    Seeks current income and capital       Evergreen Asset        N/A
             Value Fund -- Class    growth in the value of its shares      Management Corp.
             A***                   by investing in common stocks of
                                    small U.S. companies (less than $1
                                    billion in market capitalization).
             --------------------------------------------------------------------------------------------------------
             Evergreen Value        Seeks long-term capital growth with    Evergreen Investment   N/A
             Fund -- Class A***     current income as a secondary          Management
                                    objective by investing at least 75%
                                    of its assets in common stocks of
                                    medium and large-cap U.S. companies
                                    with prospects for earning growth
                                    and dividends.
             --------------------------------------------------------------------------------------------------------
             Neuberger Berman       Seeks capital appreciation and,        Neuberger Berman       Neuberger
             Guardian Trust         secondarily, current income by         Management Inc.        Berman, LLC
                                    investing primarily in common
                                    stocks of large-capitalization
                                    companies.
---------------------------------------------------------------------------------------------------------------------



**     A series AGSPC 3.


***    A series of Evergreen Equity Trust.


(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the AGSPC MidCap Index Fund, the AGSPC Small Cap Index Fund and the AGSPC Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the American General Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.


(3) The Frank Russell 1000(R) Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             Putnam Global          Seeks capital appreciation. Current    Putnam Investment      N/A
             Growth                 income is only an incidental           Management Inc.
             Fund -- Class A        consideration in selecting
             Shares                 investments for the Fund. The Fund
                                    is designed for investors, seeking
                                    above-average capital growth
                                    potential through a globally
                                    diversified portfolio of common
                                    stocks. Dividend and interest
                                    income is only an incidental
                                    consideration.
             --------------------------------------------------------------------------------------------------------
             Putnam New             Seeks long-term capital                Putnam Investment      N/A
             Opportunities          appreciation. Current income is        Management Inc.
             Fund -- Class A        only an incidental consideration.
             Shares                 The Fund invests principally in
                                    common stocks of companies in
                                    sectors of the economy which the
                                    Fund's investment adviser believes
                                    possess above-average long-term
                                    growth potential.
             --------------------------------------------------------------------------------------------------------
             Putnam OTC &           Seeks capital appreciation by          Putnam Investment      N/A
             Emerging Growth        investing primarily in common          Management Inc.
             Fund -- Class A        stocks traded in the
             Shares                 over-the-counter market and common
                                    stocks, of "emerging growth"
                                    companies listed on securities
                                    exchanges. The Fund is designed for
                                    investors willing to assume
                                    above-average risk in return for
                                    above average capital growth
                                    potential.
             --------------------------------------------------------------------------------------------------------
             Scudder Growth         Seeks long-term growth of capital,     Scudder Kemper         N/A
             and Income Fund        current income and growth of income    Investments, Inc.
                                    by investing primarily in common
                                    stocks, preferred stocks, and
                                    securities convertible into common
                                    stocks of companies which offer the
                                    prospect for growth of earning
                                    while paying current dividends.
             --------------------------------------------------------------------------------------------------------
             T. Rowe Price          Seeks long-term capital growth         T. Rowe Price          N/A
             Small-Cap Stock        through investments primarily in       Associates, Inc.
             Fund                   stocks of small to medium-sized
                                    companies.
             --------------------------------------------------------------------------------------------------------
             Templeton Foreign      Seeks long-term capital growth by      Templeton Global       N/A
             Fund -- Class A        investing primarily in the equity      Advisors Limited
                                    securities of companies outside the
                                    United States, including emerging
                                    markets.
             --------------------------------------------------------------------------------------------------------
             Templeton              Seeks to achieve long-term capital     Templeton Investment   N/A
             International          growth by investing primarily in       Counsel, Inc.
             Securities Fund --     stocks of companies outside the
             Class 1****            United States, including emerging
                                    markets.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks to provide long-term growth      Vanguard               N/A
             Windsor II Fund        of capital by investing mainly in
                                    the equity securities of large and
                                    medium-size companies whose stocks
                                    are considered by the Fund's
                                    advisers to be undervalued and out
                                    of favor with investors. The Fund's
                                    secondary objective is to provide
                                    some dividend income.
---------------------------------------------------------------------------------------------------------------------
BALANCED     American General       Seeks balanced accomplishment of       VALIC                  Capital Guardian
FUNDS        Balanced Fund**        (i) conservation of principal and                             Trust Company
                                    (ii) long-term growth of capital
                                    and income through investment in
                                    fixed income and equity securities.
             --------------------------------------------------------------------------------------------------------
             Vanguard Wellington    Seeks to conserve capital and          Wellington Management  N/A
             Fund                   provide moderate long-term growth      Company, LLP
                                    in capital and income by investing
                                    approximately 60% to 70% of its
                                    assets in dividend-paying stocks of
                                    established, large- and
                                    medium-sized companies that, in the
                                    adviser's opinion, are undervalued
                                    but whose prospects are improving.
                                    The remaining 30% to 40% of assets
                                    are invested primarily in
                                    high-quality, longer-term corporate
                                    bonds with some exposure to U.S.
                                    Treasury, government agency, and
                                    mortgage-backed bonds.
---------------------------------------------------------------------------------------------------------------------
INCOME       AGSPC Capital          Seeks the highest possible total       VALIC                  N/A
FUNDS        Conservation Fund*     return consistent with preservation
                                    of capital through current income
                                    and capital gains on investments in
                                    intermediate and long-term debt
                                    instruments and other income
                                    producing securities.
---------------------------------------------------------------------------------------------------------------------



*    A series of AGSPC.


**   A series AGSPC 3.


**** A series of Franklin Templeton Variable Insurance Products Trust.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
             AGSPC Government       Seeks high current income and          VALIC                  N/A
             Securities Fund*       protection of capital through
                                    investments in intermediate and
                                    long-term U.S. Government debt
                                    securities.
             --------------------------------------------------------------------------------------------------------
             AGSPC International    Seeks high current income through      VALIC                  N/A
             Government             investments primarily in investment
             Bond Fund*             grade debt securities issued or
                                    guaranteed by foreign governments.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  American General
             Core Bond Fund**       return consistent with conservation                           Investment
                                    of capital through investment in                              Management, L.P.
                                    medium to high quality fixed income
                                    securities.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  Capital Guardian
             Domestic Bond          return consistent with conservation                           Trust Company
             Fund**                 of capital through investment
                                    primarily in investment grade fixed
                                    income securities and other income
                                    producing securities.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  American General
             High Yield Bond        return and income consistent with                             Investment
             Fund**                 conservation of capital through                               Management, L.P.
                                    investment in a diversified
                                    portfolio of high yielding high
                                    risk fixed income securities.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks the highest possible total       VALIC                  American General
             Strategic Bond         return and income consistent with                             Investment
             Fund**                 conservation of capital through                               Management, L.P.
                                    investment in a diversified
                                    portfolio of income producing
                                    securities.
             --------------------------------------------------------------------------------------------------------
             Vanguard Long-Term     Seeks a high level of current          Wellington Management  N/A
             Corporate Fund         income consistent with the             Company, LLP
                                    maintenance of principal and
                                    liquidity by investing in a
                                    diversified portfolio of investment
                                    grade corporate and Government
                                    bonds.
             --------------------------------------------------------------------------------------------------------
             Vanguard Long-Term     Seeks a high level of current          Vanguard               N/A
             Treasury Fund          income consistent with the
                                    maintenance of principal and
                                    liquidity by investing at least 85%
                                    of its total assets in long-term
                                    securities backed by the full faith
                                    and credit of the U.S. Government.
---------------------------------------------------------------------------------------------------------------------
SPECIALTY    AGSPC Science &        Seeks long-term growth of capital      VALIC                  T. Rowe Price
FUNDS        Technology             through investment primarily in the                           Associates, Inc.
             Fund*                  common stocks and equity-related
                                    securities of companies that are
                                    expected to benefit from the
                                    development, advancement and use of
                                    science and technology.
             --------------------------------------------------------------------------------------------------------
             AGSPC Social           Seeks growth of capital through        VALIC                  N/A
             Awareness              investment, primarily in common
             Fund*                  stocks, in companies which meet the
                                    social criteria established for the
                                    Fund.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks growth of capital through        VALIC                  N/A
             Socially               investment, primarily in equity
             Responsible Fund**     securities, in companies which meet
                                    the social criteria established for
                                    the Fund.
---------------------------------------------------------------------------------------------------------------------
MONEY        AGSPC Money            Seeks liquidity, protection of         VALIC                  N/A
MARKET       Market                 capital and current income through
FUNDS        Fund*                  investments in short-term money
                                    market instruments.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks liquidity, protection of         VALIC                  N/A
             Money Market Fund**    capital and current income through
                                    investments in short-term money
                                    market instruments.
---------------------------------------------------------------------------------------------------------------------



*    A series of AGSPC.


**   A series AGSPC 3.

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
             VARIABLE ACCOUNT       INVESTMENT
             OPTIONS                OBJECTIVE                              ADVISER                SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------
LIFESTYLE    American General       Seeks current income and low to        VALIC                  N/A
FUNDS        Conservative Growth    moderate growth of capital through
             Lifestyle Fund**       investments in AGSPC or AGSPC 3
                                    Funds.
             --------------------------------------------------------------------------------------------------------
             American General       Seeks growth through investments in    VALIC                  N/A
             Growth                 AGSPC or AGSPC 3 Funds.
             Lifestyle Fund**
             --------------------------------------------------------------------------------------------------------
             American General       Seeks growth and current income        VALIC                  N/A
             Moderate Growth        through investments in AGSPC or
             Lifestyle Fund**       AGSPC 3 Funds.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks current income and               Vanguard               N/A
             LifeStrategy           low-to-moderate growth of capital
             Conservative           by investing in a relatively fixed
             Growth Fund            combination of other Vanguard
                                    funds.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks growth of capital by             Vanguard               N/A
             LifeStrategy Growth    investing in a relatively fixed
             Fund                   combination of other Vanguard
                                    funds.
             --------------------------------------------------------------------------------------------------------
             Vanguard               Seeks growth of capital and a          Vanguard               N/A
             LifeStrategy           reasonable level of current income
             Moderate Growth        by investing in a relatively fixed
             Fund                   combination of other Vanguard
                                    funds.
---------------------------------------------------------------------------------------------------------------------
ASSET        AGSPC Asset            Seeks maximum aggregate rate of        VALIC                  N/A
ALLOCATION   Allocation Fund*       return over the long-term through
FUNDS                               controlled investment risk by
                                    adjusting its investment mix among
                                    stocks, long-term debt securities
                                    and short-term money market
                                    securities.
             --------------------------------------------------------------------------------------------------------
             Templeton Asset        Seeks a high level of total return     Templeton Investment   N/A
             Strategy               by investing in the following          Counsel, Inc.
             Fund -- Class 1****    market segments: stocks and bonds
                                    of any nation, including emerging
                                    markets, and money market
                                    instruments.
---------------------------------------------------------------------------------------------------------------------



*    A series of AGSPC.


**   A series AGSPC 3.


**** A series of Franklin Templeton Variable Insurance Products Trust.

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT

Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.


Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.


Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS


Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA

--------------------------------------------------------------------------------


                                          DECEMBER 31, 1999         JANUARY 4, 1999        DECEMBER 31, 1998
                                       ------------------------   -------------------   ------------------------   SEPTEMBER 22,
                                        PURCHASE                  PURCHASE   PURCHASE    PURCHASE                       1998
                                          UNITS       PURCHASE     UNITS       UNIT        UNITS       PURCHASE       PURCHASE
                                        IN FORCE     UNIT VALUE   IN FORCE   VALUE(1)    IN FORCE     UNIT VALUE   UNIT VALUE(1)
                                       -----------   ----------   --------   --------   -----------   ----------   --------------
AGSPC Asset Allocation Division 5.....     516,580   $ 4.446999      --          --              --   $4.003086      $3.605017
AGSPC Capital Conservation Division
  7...................................     194,756   $ 2.172271      --          --              --   $2.194489      $2.152785
AGSPC Government Securities Division
  8...................................     338,782   $ 2.147126      --          --              --   $2.221715      $2.205164
AGSPC Growth Division 15..............   3,034,597   $ 2.638280      --          --           3,570   $2.471473      $1.955660
AGSPC Growth & Income Division 16.....     704,903   $ 2.735261      --          --              --   $2.240246      $1.802345
AGSPC International Equities Division
  11..................................     274,636   $ 1.937488      --          --              --   $1.509070      $1.248880
AGSPC International Government Bond
  Division 13.........................     308,660   $1.1661837      --          --           1,531   $1.777571      $1.699184
AGSPC MidCap Index Division 4(2)......   1,244,725   $ 6.116544      --          --              --   $5.354659      $4.191708
AGSPC Money Market Division 6.........   7,687,167   $ 1.909470      --          --             475   $1.833793      $1.812091
AGSPC Science & Technology Division
  17..................................   3,286,480   $ 6.536543      --          --           6,377   $3.272354      $2.244150
AGSPC Small Cap Index Division 14.....     949,989   $ 2.597863      --          --              --   $2.154574      $1.848434
AGSPC Social Awareness Division 12....     631,193   $ 4.569034      --          --           1,451   $3.897214      $3.247795
AGSPC Stock Index Division 10.........  11,637,991   $ 5.981762      --          --          30,811   $4.991135      $4.149958
American Century Ultra Division 31....   1,613,349   $ 2.527648      --          --          23,002   $1.798208      $1.464079
American General Balanced Division
  42(1)...............................   1,968,894   $ 1.330160      --          --              --   $1.171721      $1.021648
American General Conservative Growth
  Lifestyle Division 50(1)............   1,160,286   $ 1.313858      --          --              --   $1.163619      $1.025646
American General Core Bond Division
  58(1)...............................          --   $       --      --          --              --   $1.030555      $1.012652
American General Domestic Bond
  Division 43(1)......................     370,695   $ 1.009996      --          --              --   $1.045861      $1.017652
American General Growth Lifestyle
  Division 48(1)......................   1,674,512   $ 1.546416      --          --              --   $1.194164      $1.014651
American General High Yield Bond
  Division 60(1)......................         410   $ 1.081775      --          --              --   $1.054539      $1.000656
American General International Growth
  Division 33(1)......................     329,526   $ 1.643677      --          --              --   $1.053156      $0.941675
American General International Value
  Division 34(1)......................      72,570   $ 1.925869      --          --              --   $1.151468      $0.945673
American General Large Cap Growth
  Division 39(1)......................   9,513,851   $ 1.676417      --          --              --   $1.242458      $1.011650
American General Large Cap Value
  Division 40(1)......................     287,197   $ 1.309860      --          --              --   $1.248274      $1.070634
American General Mid Cap Growth
  Division 37(1)......................     393,589   $ 1.430763      --          --              --   $1.349521      $1.069634
American General Mid Cap Value
  Division 38(1)......................   1,116,041   $ 1.529814      --          --              --   $1.256427      $1.049640
American General Moderate Growth
  Lifestyle Division 49(1)............   3,491,046   $ 1.405109      --          --              --   $1.187049      $1.025647
American General Money Market Division
  44(1)...............................          --   $       --      --          --              --   $1.014694      $1.002560
American General Small Cap Growth
  Division 35(1)......................   2,975,505   $ 2.284815      --          --              --   $1.351189      $1.075632
American General Small Cap Value
  Division 36(1)......................      80,739   $ 1.086316      --          --              --   $1.166837      $1.035646
American General Socially Responsible
  Division 41(1)......................   2,715,174   $ 1.505354      --          --              --   $1.279494      $1.065636
American General Strategic Bond
  Division 59(1)......................      33,066   $ 1.087771      --          --              --   $1.051306      $1.011653
Dreyfus Founders Growth Division 30...  23,525,351   $ 2.316600      --          --          12,861   $1.676366      $1.403809
Dreyfus Variable Investment Fund
  Small Cap Portfolio Division 18.....  23,669,214   $ 2.128984      --          --              --   $1.740909      $1.452893
Evergreen Equity Trust
  Evergreen Growth and Income Division
    56................................          --           --      --       $1.00              --          --             --
  Evergreen Small Cap Value Division
    55................................          --           --      --       $1.00              --          --             --
  Evergreen Value Division 57.........          --           --      --       $1.00              --          --             --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    Division 19(3)....................  18,489,196   $ 2.150733      --          --              --   $1.765016      $1.458916
  Templeton International Securities
    -- Class 1 Division 20(4).........  19,529,937   $ 2.138370      --          --              --   $1.744358      $1.503490
Neuberger Berman Guardian Trust
  Division 29.........................     112,799   $ 1.528673      --          --             253   $1.418252      $1.185901
Putnam Global Growth -- Class A
  Division 28.........................   7,494,551   $ 2.603644      --          --           5,760   $1.591007      $1.299768
Putnam New Opportunities -- Class A
  Division 26.........................  21,386,431   $ 2.459834      --          --          10,797   $1.459115      $1.142402
Putnam OTC & Emerging Growth -- Class
  A Division 27.......................   1,605,024   $ 2.542500      --          --           3,073   $1.127653      $0.881983
Scudder Growth and Income Division
  21..................................   2,230,357   $ 1.670148      --          --           3,163   $1.582856      $1.414085
T. Rowe Price Small-Cap Stock Division
  51(1)...............................   5,672,360   $ 1.299637      --          --              --   $1.142234      $1.007688
Templeton Foreign -- Class A Division
  32..................................     503,020   $ 1.560956      --          --           2,604   $1.123840      $0.969355
Vanguard LifeStrategy Conservative
  Growth Division 54(1)...............   3,665,491   $ 1.159659      --          --              --   $1.085160      $1.006687
Vanguard LifeStrategy Growth Division
  52(1)...............................  15,310,158   $ 1.349710      --          --              --   $1.169326      $1.006188
Vanguard LifeStrategy Moderate Growth
  Division 53(1)......................  22,135,061   $ 1.251243      --          --              --   $1.127094      $1.002087
Vanguard Long-Term Corporate Division
  22..................................   3,874,406   $ 1.267698      --          --             883   $1.360696      $1.340643
Vanguard Long-Term Treasury Division
  23..................................   1,466,945   $ 1.256142      --          --           7,820   $1.384079      $1.373932
Vanguard Wellington Division 25.......  13,813,418   $ 1.641601      --          --           9,214   $1.585688      $1.474171
Vanguard Windsor II Division 24.......  18,903,967   $ 1.653581      --          --          29,953   $1.770257      $1.549662


------------


(1) Purchase Unit Value At Date Of Inception.



(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.



(3) Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.



(4) Effective May 1, 2000 the Templeton International Fund merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton International Fund Division 20.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty-three Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


American General Distributors, Inc. (the "Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.


VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director Plus enables you to participate in Divisions that represent fifty-three Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all fifty-three Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director Plus and include:


- American General Series Portfolio Company (AGSPC ) -- offers 13 funds, for which VALIC serves as investment adviser and, for 2 of such funds, have one of the following sub-advisers: Wellington Management Company, LLP and T. Rowe Price Associates, Inc.



- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser and, for 13 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Brown Capital Management, Inc., Capital Guardian Trust Company, Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, J.P. Morgan Investment Management Inc., Jacobs Asset Management, Neuberger Berman Management Inc. and State Street Bank & Trust Company/State Street Global Advisors.


- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Dreyfus Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser. The Funds were formerly known as Founders Funds, Inc.


- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.


- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or Evergreen Investment Management serve as investment adviser.



- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.


- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

The Distributor's address
is 2929 Allen Parkway,
Houston, Texas 77019
For more information about

THE DISTRIBUTOR,
see "Distribution of
Variable Annuity Contracts"
in the Statement of
Additional Information


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

--------------------------------------------------------------------------------

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.


- Franklin Templeton Variable Insurance Products Trust -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.


- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twenty-two of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.


Each of these Funds (except for AGSPC's International Government Bond Fund, the American General Lifestyle Funds and the Vanguard LifeStrategy Portfolios, each of which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC.



Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks are discussed in each

Fund's prospectus.


PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments, within 5 business days, if the requested information is not provided, unless you otherwise so specify.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

--------------------------------------------------------------------------------

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.


  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS


A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.


CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 56 investment options offered in Portfolio Director Plus. This includes 3 Fixed Account Options and 53 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


Fixed Account Options


The Fixed Account Plus and the Short Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------


either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:


  Value of Your Fixed Account Options*

= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)
---------------

* This value may be subject to a market value adjustment under the MVA Option.


Variable Account Options


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

--------------------------------------------------------------------------------

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None(1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)
Multi-Year
 Enhanced        Up to 100%    At any time  Withdrawals or
 Fixed                                      Transfers
 Account(3):                                subject to
                                            market value
                                            adjustment if
                                            prior to the end
                                            of an MVA term.
                                            Each MVA Band
                                            will require a
                                            minimum transfer
                                            amount as
                                            described in the
                                            Contract.(4)


---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.


(4) The minimum transfer amount may be changed from time to time by the Company.



From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Account or to other investment options.


DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director Plus, should be sent to VALIC's Home Office.


Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s). All transfers to or from the MVA Option will require written instructions.


Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

--------------------------------------------------------------------------------

responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.


MARKET TIMING



The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding transfer requests.


FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.


In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.


ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.



The surrender charge may also be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.


SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily

--------------------------------------------------------------------------------

charge at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT MAINTENANCE FEE, SURRENDER, MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  - The type of retirement program.

    Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.



MARKET VALUE ADJUSTMENT



Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your contract for additional information on the MVA Option.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may choose from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

--------------------------------------------------------------------------------

    possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.


Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW.

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director Plus to other contract forms are not permitted, except at the discretion of the Company.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

--------------------------------------------------------------------------------

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director Plus, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS


Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.


COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

--------------------------------------------------------------------------------

  - Portfolio Director Plus has 22 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

  - In a lump sum; or

  - In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

  - In full within 5 years after the Annuitant's death; or

  - By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period
    not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC

  OR

  100% of Purchase Payments placed
  in Fixed Account Option

- (minus)

  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC

  OR

  100% of Purchase Payments placed in
  Variable Account Options

- (minus)

  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option

+ (plus)

  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus, and Multi-Year
Enhanced Fixed Account.
 Short-Term Fixed Account.
 Each option of this type is
 guaranteed to earn at least a
 minimum rate of interest.


VARIABLE ACCOUNT
OPTIONS -- investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC

  OR

  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)

-- (MINUS)

  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity of life insurance products or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.


TOTAL RETURN PERFORMANCE INFORMATION


Total Return Performance Information is based on the overall dollar or percentage change in value

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

Standard Average Annual Total Return


Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the given historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

Nonstandard Average Annual Total
Return


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


Cumulative Total Return


Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


Annual Change in Purchase Unit Value

Annual Change in Purchase Unit Value is a percentage change during a one year period, or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

Cumulative Change in Purchase Unit Value

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

Total Return Based on Different
Investment Amounts

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

--------------------------------------------------------------------------------

An Assumed Account Value of $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market and American General Money Market Divisions

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1999 was 4.71% and 4.96%, respectively.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1999 was 4.82% and 5.08%, respectively.


Divisions Other Than The AGSPC Money Market and American General Money Market Divisions

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:
AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.


The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period on the daily average net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I



                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                     -----------------                        ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --       10.31%      16.26%      6.04%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --        5.95        5.87      (5.51)
AGSPC Government Securities (Division 8)....................  01/16/86          --        5.95        5.16      (7.75)
AGSPC Growth (Division 15)..................................  07/11/94       20.40%         --       20.77       1.90
AGSPC Growth & Income (Division 16).........................  07/11/94       21.31          --       21.88      17.04
AGSPC International Equities (Division 11)..................  10/02/89          --        6.47       11.77      23.33
AGSPC International Government Bond (Division 13)...........  10/01/91        6.29          --        3.85     (10.76)
AGSPC MidCap Index (Division 4)***..........................  10/01/91       16.53          --       21.53       9.17
AGSPC Money Market (Division 6).............................  01/16/86          --        4.19        3.59      (0.61)
AGSPC Science & Technology (Division 17)....................  07/11/94       42.31          --       38.86      94.65
AGSPC Small Cap Index (Division 14).........................  05/01/92       13.19          --       15.41      15.52
AGSPC Social Awareness (Division 12)........................  10/02/89          --       16.29       27.10      12.87
AGSPC Stock Index (Division 10).............................  04/20/87          --       16.87       27.03      14.79
American Century Ultra (Division 31)........................  07/01/96       27.46          --          --      35.50
American General Balanced (Division 42).....................  09/22/98       18.90          --          --       8.47
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98       17.24          --          --       7.86
American General Core Bond (Division 58)....................  09/22/98       (3.28)         --          --      (5.98)
American General Domestic Bond (Division 43)................  09/22/98       (4.04)         --          --      (7.82)
American General Growth Lifestyle (Division 48).............  09/22/98       34.47          --          --      24.44
American General High Yield Bond (Division 60)..............  09/22/98        2.32          --          --      (2.08)
American General International Growth (Division 33).........  09/22/98       49.91          --          --      51.00
American General International Value (Division 34)..........  09/22/98       69.70          --          --      62.17
American General Large Cap Growth (Division 39).............  09/22/98       43.94          --          --      29.86
American General Large Cap Value (Division 40)..............  09/22/98       12.75          --          --       0.16
American General Mid Cap Growth (Division 37)...............  09/22/98       21.12          --          --       1.20
American General Mid Cap Value (Division 38)................  09/22/98       31.01          --          --      16.70
American General Moderate Growth Lifestyle (Division 49)....  09/22/98       23.67          --          --      13.31
American General Money Market (Division 44).................  09/22/98        0.64          --          --      (0.35)
American General Small Cap Growth (Division 35).............  09/22/98       73.87          --          --      64.02
American General Small Cap Value (Division 36)..............  09/22/98       (0.97)         --          --     (11.13)
American General Socially Responsible (Division 41).........  09/22/98       26.83          --          --      12.60
American General Strategic Bond (Division 59)...............  09/22/98        2.05          --          --      (1.23)
Dreyfus Founders Growth (Division 30).......................  07/01/96       24.82          --          --      33.13
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94       14.48          --       14.37      17.23
Evergreen Growth and Income Fund (Division 56)..............  01/04/99          --          --          --         --
Evergreen Small Cap Value Fund (Division 55)(2).............  01/04/99          --          --          --         --
Evergreen Value Fund (Division 57)..........................  01/04/99          --          --          --         --
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94       14.53          --       15.45      16.79
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94       14.80          --       15.58      17.53
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96        9.85          --          --       2.89
Putnam Global Growth (Division 28)..........................  07/01/96       29.11          --          --      58.57
Putnam New Opportunities (Division 26)......................  07/01/96       27.73          --          --      63.50
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96       28.25          --          --     120.36
Scudder Growth and Income (Division 21)(3)..................  07/01/96       13.40          --          --       0.72
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98       18.36          --          --       8.73
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96       11.15          --          --      33.83
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98        7.88          --          --       2.01
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98       22.97          --          --      11.23
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98       15.26          --          --       5.97
Vanguard Long-Term Corporate (Division 22)**................  07/01/96        3.91          --          --     (11.07)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96        4.22          --          --     (13.37)
Vanguard Wellington (Division 25)...........................  07/01/96       12.21          --          --      (1.18)
Vanguard Windsor II (Division 24)...........................  07/01/96       13.00          --          --     (10.84)


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



*** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Global Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE II



                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.60%        --      20.77%     1.90%
AGSPC Growth & Income (Division 16).........................  04/29/94      19.35         --      21.88     17.04
AGSPC Science & Technology (Division 17)....................  04/29/94      39.18         --      38.86     94.65
American Century Ultra (Division 31)........................  11/02/81         --      23.51%     28.35     35.50
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      19.26      28.88     33.13
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90      34.52         --      14.37     17.23
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      19.63         --         --      8.69
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95      12.46         --         --     (4.59)
Evergreen Value -- Class A (Division 57)....................  04/12/85         --      11.87      16.37     (0.89)
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88         --      12.04      15.45     16.79
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................  05/01/92      14.29         --      15.58     17.53
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.45         --      13.88      2.89
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.50      25.06     58.57
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      31.18         --      31.95     63.50
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      23.39      34.03    120.36
Scudder Growth and Income (Division 21)(3)..................  11/13/84         --      13.37      17.15      0.72
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50         --      12.14      16.65      8.73
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82         --      10.61      11.81     33.83
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94      13.12         --      13.25      2.01
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      18.82         --      19.44     11.23
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      15.99         --      16.53      5.97
Vanguard Long-Term Corporate (Division 22)**................  07/09/73         --       7.56       6.48    (11.07)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86         --       7.14       6.80    (13.37)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.51      15.71     (1.18)
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.75      18.49    (10.84)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III


                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Asset Allocation (Division 5).........................  09/06/83         --      10.37%     16.87%    11.09%
AGSPC Capital Conservation (Division 7).....................  01/16/86         --       6.00       6.72     (1.01)
AGSPC Government Securities (Division 8)....................  01/16/86         --       6.01       6.03     (3.36)
AGSPC Growth (Division 15)..................................  07/11/94      20.46%        --      21.30      6.75
AGSPC Growth & Income (Division 16).........................  07/11/94      21.37         --      22.39     22.10
AGSPC International Equities (Division 11)..................  10/02/89         --       6.53      12.47     28.39
AGSPC International Government Bond (Division 13)...........  10/01/91       6.35         --       4.75     (6.51)
AGSPC MidCap Index (Division 4)***..........................  10/01/91      16.59         --      22.05     14.23
AGSPC Money Market (Division 6).............................  01/16/86         --       4.24       4.50      4.13
AGSPC Science & Technology (Division 17)....................  07/11/94      42.39         --      39.20     99.75
AGSPC Small Cap Index (Division 14).........................  05/01/92      13.25         --      16.04     20.57
AGSPC Social Awareness (Division 12)........................  10/02/89         --      16.35      27.55     17.93
AGSPC Stock Index (Division 10).............................  04/20/87         --      16.93      27.48     19.85
American Century Ultra (Division 31)........................  07/01/96      28.30         --         --     40.56
American General Balanced (Division 42).....................  09/22/98      22.72         --         --     13.52
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98      21.07         --         --     12.91
American General Core Bond (Division 58)....................  09/22/98       0.35         --         --     (1.50)
American General Domestic Bond (Division 43)................  09/22/98      (0.44)        --         --     (3.43)
American General Growth Lifestyle (Division 48).............  09/22/98      38.17         --         --     29.50
American General High Yield Bond (Division 60)..............  09/22/98       6.16         --         --      2.58
American General International Growth (Division 33).........  09/22/98      53.52         --         --     56.07
American General International Value (Division 34)..........  09/22/98      73.20         --         --     67.25
American General Large Cap Growth (Division 39).............  09/22/98      47.58         --         --     34.93
American General Large Cap Value (Division 40)..............  09/22/98      16.61         --         --      4.93
American General Mid Cap Growth (Division 37)...............  09/22/98      24.92         --         --      6.02
American General Mid Cap Value (Division 38)................  09/22/98      34.73         --         --     21.76
American General Moderate Growth Lifestyle (Division 49)....  09/22/98      27.45         --         --     18.37
American General Money Market (Division 44).................  09/22/98       4.42         --         --      4.39
American General Small Cap Growth (Division 35).............  09/22/98      77.36         --         --     69.10
American General Small Cap Value (Division 36)..............  09/22/98       2.74         --         --     (6.90)
American General Socially Responsible (Division 41).........  09/22/98      30.59         --         --     17.65
American General Strategic Bond (Division 59)...............  09/22/98       5.88         --         --      3.47
Dreyfus Founders Growth (Division 30).......................  07/01/96      25.70         --         --     38.19
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94      14.54         --      15.01     22.29
Evergreen Growth and Income Fund (Division 56)..............  01/04/99         --         --         --        --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99         --         --         --        --
Evergreen Value Fund (Division 57)..........................  01/04/99         --         --         --        --
Franklin Templeton Variable Insurance Products Trust
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94      14.59         --      16.07     21.85
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94      14.86         --      16.20     22.59
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      11.02         --         --      7.79
Putnam Global Growth (Division 28)..........................  07/01/96      29.93         --         --     63.65
Putnam New Opportunities (Division 26)......................  07/01/96      28.56         --         --     68.58
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      29.08         --         --    125.47
Scudder Growth and Income (Division 21)(3)..................  07/01/96      14.49         --         --      5.51
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98      22.18         --         --     13.78
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96      12.29         --         --     38.89
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98      11.78         --         --      6.87
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98      26.76         --         --     16.28
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98      19.11         --         --     11.02
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       5.25         --         --     (6.83)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       5.55         --         --     (9.24)
Vanguard Wellington (Division 25)...........................  07/01/96      13.33         --         --      3.53
Vanguard Windsor II (Division 24)...........................  07/01/96      14.11         --         --     (6.59)


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



*** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund - Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE IV



                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      18.66%        --      21.30%     6.75%
AGSPC Growth & Income (Division 16).........................  04/29/94      19.42         --      22.39     22.10
AGSPC Science & Technology (Division 17)....................  04/29/94      39.25         --      39.20     99.75
American Century Ultra (Division 31)........................  11/02/81         --      23.57%     28.78     40.56
Dreyfus Founders Growth (Division 30).......................  01/05/62         --      19.32      29.31     38.19
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90      34.55         --      15.01     22.29
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      20.18         --         --     13.75
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95      13.14         --         --     (0.05)
Evergreen Value -- Class A (Division 57)....................  04/12/85         --      11.94      16.97      3.83
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88         --      12.11      16.07     21.85
  Templeton International Securities -- Class 1 (Division
     20)(2).................................................  05/01/92      14.36         --      16.20     22.59
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      12.51         --      14.53      7.79
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      15.56      25.53     63.65
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      31.24         --      32.35     68.58
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      23.45      34.41    125.47
Scudder Growth and Income (Division 21)(3)..................  11/13/84         --      13.43      17.74      5.51
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50         --      12.20      17.25     13.78
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82         --      10.67      12.50     38.89
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94      13.19         --      13.91      6.87
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      18.89         --      19.99     16.28
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      16.05         --      17.14     11.02
Vanguard Long-Term Corporate (Division 22)**................  07/09/73         --       7.62       7.31     (6.83)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86         --       7.19       7.61     (9.24)
Vanguard Wellington (Division 25)...........................  07/01/29         --      11.57      16.32      3.53
Vanguard Windsor II (Division 24)...........................  06/24/85         --      12.81      19.06     (6.59)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V


                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1999)



                                                              DIVISION
                                                              INCEPTION      SINCE
                     FUND AND DIVISION                          DATE       INCEPTION    10 YEARS    5 YEARS    1 YEAR
                     -----------------                        ---------    ---------    --------    -------    ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --%      168.17%    118.03%     11.09%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --        79.17      38.40      (1.01)
AGSPC Government Securities (Division 8)....................  01/16/86          --        79.25      33.98      (3.36)
AGSPC Growth (Division 15)..................................  07/11/94      176.86           --     162.65       6.75
AGSPC Growth & Income (Division 16).........................  07/11/94      188.49           --     174.67      22.10
AGSPC International Equities (Division 11)..................  10/02/89          --        88.22      79.93      28.39
AGSPC International Government Bond (Division 13)...........  10/01/91       66.18           --      26.11      (6.51)
AGSPC MidCap Index (Division 4)***..........................  10/01/91      254.75           --     170.81      14.23
AGSPC Money Market (Division 6).............................  01/16/86          --        51.53      24.63       4.13
AGSPC Science & Technology (Division 17)....................  07/11/94      591.00           --     422.67      99.75
AGSPC Small Cap Index (Division 14).........................  05/01/92      159.79           --     110.35      20.57
AGSPC Social Awareness (Division 12)........................  10/02/89          --       354,60     237.56      17.93
AGSPC Stock Index (Division 10).............................  04/20/87          --       377.74     236.64      19.85
American Century Ultra (Division 31)........................  07/01/96      139.23           --         --      40.56
American General Balanced (Division 42).....................  09/22/98       29.69           --         --      13.52
American General Conservative Growth Lifestyle (Division
  50).......................................................  09/22/98       27.48           --         --      12.91
American General Core Bond (Division 58)....................  09/22/98        0.44           --         --      (1.50)
American General Domestic Bond (Division 43)................  09/22/98       (0.56)          --         --      (3.43)
American General Growth Lifestyle (Division 48).............  09/22/98       50.78           --         --      29.50
American General High Yield Bond (Division 60)..............  09/22/98        7.89           --         --       2.58
American General International Growth (Division 33).........  09/22/98       72.36           --         --      56.07
American General International Value (Division 34)..........  09/22/98      100.89           --         --      67.25
American General Large Cap Growth (Division 39).............  09/22/98       63.93           --         --      34.93
American General Large Cap Value (Division 40)..............  09/22/98       21.55           --         --       4.93
American General Mid Cap Growth (Division 37)...............  09/22/98       32.65           --         --       6.02
American General Mid Cap Value (Division 38)................  09/22/98       46.03           --         --      21.76
American General Moderate Growth Lifestyle (Division 49)....  09/22/98       36.07           --         --      18.37
American General Money Market (Division 44).................  09/22/98        5.64           --         --       4.39
American General Small Cap Growth (Division 35).............  09/22/98      107.03           --         --      69.10
American General Small Cap Value (Division 36)..............  09/22/98        3.50           --         --      (6.90)
American General Socially Responsible (Division 41).........  09/22/98       40.34           --         --      17.65
American General Strategic Bond (Division 59)...............  09/22/98        7.53           --         --       3.47
Dreyfus Founders Growth (Division 30).......................  07/01/96      122.68           --         --      38.19
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94      110.12           --     101.25      22.29
Evergreen Growth and Income Fund (Division 56)..............  01/04/99       13.75           --         --         --
Evergreen Small Cap Value Fund (Division 55)................  01/04/99       (0.05)          --         --         --
Evergreen Value Fund (Division 57)..........................  01/04/99        3.83           --         --         --
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  07/11/94      110.65           --     110.68      21.85
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  07/11/94      113.40           --     111.82      22.59
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       44.19           --         --       7.79
Putnam Global Growth (Division 28)..........................  07/01/96      150.01           --         --      63.65
Putnam New Opportunities (Division 26)......................  07/01/96      140.94           --         --      68.58
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      144.32           --         --     125.47
Scudder Growth and Income (Division 21)(3)..................  07/01/96       60.57           --         --       5.51
T. Rowe Price Small Cap Stock Fund (Division 51)............  09/22/98       28.97           --         --      13.78
Templeton Foreign -- Class A (Division 32)(4)...............  07/01/96       50.04           --         --      38.89
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98       15.20           --         --       6.87
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98       35.13           --         --      16.28
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98       24.86           --         --      11.02
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       19.60           --         --      (6.83)
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       20.81           --         --      (9.24)
Vanguard Wellington (Division 25)...........................  07/01/96       54.97           --         --       3.53
Vanguard Windsor II (Division 24)...........................  07/01/96       58.70           --         --      (6.59)


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



 (1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also, effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



 (2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division 20.



 (3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



 (4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                        TABLE VI


                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1999)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94      163.83%        --    162.65%    6.75%
AGSPC Growth & Income (Division 16).........................  04/29/94      173.53         --    174.67     22.10
AGSPC Science & Technology (Division 17)....................  04/29/94      553.65         --    422.67     99.75
American Century Ultra (Division 31)........................  11/02/81          --     730.13%   254.26     40.56
Dreyfus Founders Growth (Division 30).......................  01/05/62          --     484.77    261.57     38.19
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  08/31/90    1,494.46         --    101.25     22.29
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      150.24         --        --     13.75
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95       85.19         --        --     (0.05)
Evergreen Value -- Class A (Division 57)....................  04/12/85          --     208.80    118.96      3.83
Franklin Templeton Variable Insurance Products Trust........
  Templeton Asset Strategy -- Class 1 (Division 19)(1)......  08/24/88          --     213.53    110.68     21.85
  Templeton International Securities -- Class 1 (Division
    20)(2)..................................................  05/01/92      179.83         --    111.82     22.59
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      112.94         --     97.03      7.79
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --     324.72    211.76     63.65
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90    1,163.09         --    306.13     68.58
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82          --     722.16    338.63    125.47
Scudder Growth and Income (Division 21)(3)..................  11/13/84          --     252.56    126.27      5.51
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50          --     216.21    121.59     13.78
Templeton Foreign -- Class A (Division 32)(4)...............  10/05/82          --     175.70     80.22     38.89
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94       91.61         --     91.82      6.87
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      147.99         --    148.76     16.28
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94      118.52         --    120.51     11.02
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --     108.38     42.29     (6.83)
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --     100.31     44.32     (9.24)
Vanguard Wellington (Division 25)...........................  07/01/29          --     198.98    112.97      3.53
Vanguard Windsor II (Division 24)...........................  06/24/85          --     233.86    139.19     (6.59)


---------------


Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)



                                                 ANNUAL CHANGE IN PURCHASE UNIT VALUE OR THE 12 MONTHS ENDED DECEMBER 31**
                                          ---------------------------------------------------------------------------------------
           FUND AND DIVISION               1999     1998    1997     1996    1995     1994     1993     1992      1991      1990
           -----------------              ------    -----   -----   ------   -----   ------    -----   ------    ------    ------
AGSPC Asset Allocation (Division 5).....   11.09%   17.66%  21.85%   10.41%  24.00%   (1.90)%   8.61%   (1.32)%   20.58%    (2.99)%
AGSPC Capital Conservation (Division
 7).....................................   (1.01)    6.73    7.91     1.15   20.02    (6.66)   11.30     7.97     16.44     (0.88)
AGSPC Government Securities (Division
 8).....................................   (3.36)    8.30    8.25     1.30   16.74    (5.06)   10.12     6.55     14.02      5.32
AGSPC Growth (Division 15)..............    6.75    17.42   20.25    18.62   46.89     5.41       --       --        --        --
AGSPC Growth & Income (Division 16).....   22.10    13.87   23.06    22.54   31.01     5.03       --       --        --        --
AGSPC International Equities (Division
 11)....................................   28.39    18.04    1.58     6.16   10.10     7.32    29.04   (13.94)    10.48    (20.55)
AGSPC International Government Bonds
 (Division 13)..........................   (6.51)   16.39   (5.40)    3.77   18.07     3.83    13.50     2.45      9.14        --
AGSPC MidCap Index (Division 4)**.......   14.23    18.27   30.93    18.05   29.70    (4.31)   12.21     9.21     11.72        --
AGSPC Money Market (Division 6).........    4.13     4.54    4.54     4.38    4.92     3.17     2.07     2.63      4.90      7.25
AGSPC Science & Technology Fund
 (Division 17)..........................   99.75    41.27    1.97    13.11   60.59    32.20       --       --        --        --
AGSPC Small Cap Index (Division 14).....   20.57    (2.53)  21.63    16.01   26.85    (3.91)   15.21    11.56        --        --
AGSPC Social Awareness (Division 12)....   17.93    26.53   33.00    23.20   38.05    (2.03)    7.25     2.71     27.08     (1.81)
AGSPC Stock Index (Division 10).........   19.85    27.65   32.24    21.97   36.42     0.10     9.20     6.00     28.17     (4.44)
American Century Ultra (Division 31)....   40.56    33.68   22.19     4.19      --       --       --       --        --        --
American General Balanced (Division
 42)....................................   13.52    14.24      --       --      --       --       --       --        --        --
American General Conservative Growth
 Lifestyle (Division 50)................   12.91    12.90      --       --      --       --       --       --        --        --
American General Core Bond Fund
 (Division 58)..........................   (1.50)    1.97      --       --      --       --       --       --        --        --
American General Domestic Bond (Division
 43)....................................   (3.43)    2.98      --       --      --       --       --       --        --        --
American General Growth Lifestyle
 (Division 48)..........................   29.50    16.43      --       --      --       --       --       --        --        --
American General High Yield Bond Fund
 (Division 60)..........................    2.58     5.18      --       --      --       --       --       --        --        --
American General International Growth
 (Division 33)..........................   56.07    10.43      --       --      --       --       --       --        --        --
American General International Value
 (Division 34)..........................   67.25    20.11      --       --      --       --       --       --        --        --
American General Large Cap Growth
 (Division 39)..........................   34.93    21.50      --       --      --       --       --       --        --        --
American General Large Cap Value
 (Division 40)..........................    4.93    15.84      --       --      --       --       --       --        --        --
American General Mid Cap Growth
 (Division 37)..........................    6.02    25.12      --       --      --       --       --       --        --        --
American General Mid Cap Value (Division
 38)....................................   21.76    19.93      --       --      --       --       --       --        --        --
American General Moderate Growth
 Lifestyle (Division 49)................   18.37    14.95      --       --      --       --       --       --        --        --
American General Money Market (Division
 44)....................................    4.39     1.20      --       --      --       --       --       --        --        --
American General Small Cap Growth
 (Division 35)..........................   69.10    22.43      --       --      --       --       --       --        --        --
American General Small Cap Value
 (Division 36)..........................   (6.90)   11.17      --       --      --       --       --       --        --        --
American General Socially Responsible
 (Division 41)..........................   17.65    19.29      --       --      --       --       --       --        --        --
American General Strategic Bond Fund
 (Division 59)..........................    3.47     3.92      --       --      --       --       --       --        --        --
Dreyfus Founders Growth (Division 30)...   38.19    24.26   25.71     3.15      --       --       --       --        --        --
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio (Division
 18)....................................   22.29    (4.12)  15.81    15.57   28.24     4.41       --       --        --        --
Evergreen Growth & Income Fund (Division
 56)....................................   13.75       --      --       --      --       --       --       --        --        --
Evergreen Small Cap Value Fund (Division
 55)....................................   (0.05)      --      --       --      --       --       --       --        --        --
Evergreen Value Fund (Division 57)......    3.83       --      --       --      --       --       --       --        --        --
Franklin Templeton Variable Insurance
 Products Trust
 Templeton Asset Strategy -- Class 1
   (Division 19)(1).....................   21.85     5.50   14.51    17.83   21.46    (0.02)      --       --        --        --
 Templeton International
   Securities -- Class 1 (Division
   20)(2)...............................   22.59     8.39   12.97    22.95   14.77     0.75       --       --        --        --
Neuberger Berman Guardian Trust
 (Division 29)..........................    7.79     1.75   17.09    12.28      --       --       --       --        --        --
Putnam Global Growth (Division 28)......   63.65    27.99   12.63     5.97      --       --       --       --        --        --
Putnam New Opportunities (Division
 26)....................................   68.58    23.62   21.76    (5.04)     --       --       --       --        --        --
Putnam OTC & Emerging Growth (Division
 27)....................................  125.47    10.32    9.51   (10.30)     --       --       --       --        --        --
Scudder Growth & Income (Division
 21)(3).................................    5.51     5.42   29.25    11.69      --       --       --       --        --        --
T. Rowe Price Small Cap Stock (Division
 51)....................................   13.78    13.35      --       --      --       --       --       --        --        --
Templeton Foreign -- Class A (Division
 32)(4).................................   38.89    (5.44)   5.98     7.79      --       --       --       --        --        --
Vanguard LifeStrategy Conservative
 Growth (Division 54)...................    6.87     7.80      --       --      --       --       --       --        --        --
Vanguard LifeStrategy Growth (Division
 52)....................................   16.28    16.21      --       --      --       --       --       --        --        --
Vanguard LifeStrategy Moderate Growth
 (Division 53)..........................   11.02    12.47      --       --      --       --       --       --        --        --
Vanguard Long-Term Corporate (Division
 22)***.................................   (6.83)    8.48   12.74     4.96      --       --       --       --        --        --
Vanguard Long-Term Treasury (Division
 23)***.................................   (9.24)   12.27   12.87     5.05      --       --       --       --        --        --
Vanguard Wellington (Division 25).......    3.53    11.10   22.09    10.36      --       --       --       --        --        --
Vanguard Windsor II (Division 24).......   (6.59)   15.37   31.16    12.28      --       --       --       --        --        --

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)



                                          CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                          ---------------------------------------------------------------------------------------
FUND AND DIVISION                          1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
----------------------------------------  ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
AGSPC Asset Allocation (Division 5).....  168.17%  141.40%  105.17%   68.39%   52.51%   22.99%   25.37%   15.43%   16.97%   (2.99)%
AGSPC Capital Conservation (Division
  7)....................................   79.17    81.00    69.59    57.17    55.38    29.46    38.69    24.61    15.41    (0.88)
AGSPC Government Securities (Division
  8)....................................   79.25    85.47    71.26    58.21    56.18    33.78    40.91    27.96    20.08     5.32
AGSPC Growth (Division 15)..............  176.86   159.36   120.87    83.68    54.84     5.41       --       --       --       --
AGSPC Growth & Income (Division 16).....  188.49   136.28   107.50    68.63    37.60     5.03       --       --       --       --
AGSPC International Equities (Division
  11)...................................   88.22    46.60    24.20    22.26    15.17     4.61    (2.53)  (24.46)  (12.22)  (20.55)
AGSPC International Government Bond
  (Division 13).........................   66.18    77.76    52.73    61.45    55.59    31.78    26.92    11.82     9.14       --
AGSPC MidCap Index (Division 4)****.....  254.75   210.56   162.58   100.55    69.90    30.99    36.90    22.00    11.72       --
AGSPC Money Market (Division 6).........   51.53    45.53    39.21    33.16    27.57    21.59    17.85    15.46    12.50     7.25
AGSPC Science & Technology (Division
  17)...................................  591.00   245.93   144.87   140.14   112.30    32.20       --       --       --       --
AGSPC Small Cap Index (Division 14).....  159.79   115.46   121.04    81.73    56.66    23.50    28.52    11.56       --       --
AGSPC Social Awareness (Division 12)....   354.6   285.48   204.65   129.06    85.92    34.67    37.46    28.17    24.78    (1.81)
AGSPC Stock Index (Division 10).........  377.74   298.62   212.28   136.14    93.60    41.91    41.77    29.83    22.48    (4.44)
American Century Ultra (Division 31)....  139.23    70.19    27.31     4.19       --       --       --       --       --       --
American General Balanced (Division
  42)...................................   29.69    14.24       --       --       --       --       --       --       --       --
American General Conservative Growth
  Lifestyle (Division 50)...............   27.48    12.90       --       --       --       --       --       --       --       --
American General Core Bond (Division
  58)...................................    0.44     1.97       --       --       --       --       --       --       --       --
American General Domestic Bond (Division
  43)...................................   (0.56)    2.98       --       --       --       --       --       --       --       --
American General Growth Lifestyle
  (Division 48).........................   50.78    16.43       --       --       --       --       --       --       --       --
American General High Yield Bond
  (Division 60).........................    7.89     5.18       --       --       --       --       --       --       --       --
American General International Growth
  (Division 33).........................   72.36    10.43       --       --       --       --       --       --       --       --
American General International Value
  (Division 34).........................  100.89    20.11       --       --       --       --       --       --       --       --
American General Large Cap Growth
  (Division 39).........................   63.93    21.50       --       --       --       --       --       --       --       --
American General Large Cap Value
  (Division 40).........................   21.55    15.84       --       --       --       --       --       --       --       --
American General Mid Cap Growth
  (Division 37).........................   32.65    25.12       --       --       --       --       --       --       --       --
American General Mid Cap Value (Division
  38)...................................   46.03    19.93       --       --       --       --       --       --       --       --
American General Moderate Growth
  Lifestyle (Division 49)...............   36.07    14.95       --       --       --       --       --       --       --       --
American General Money Market (Division
  44)...................................    5.64     1.20       --       --       --       --       --       --       --       --
American General Small Cap Growth
  (Division 35).........................  107.03    22.43       --       --       --       --       --       --       --       --
American General Small Cap Value
  (Division 36).........................    3.50    11.17       --       --       --       --       --       --       --       --
American General Socially Responsible
  (Division 41).........................   40.34    19.29       --       --       --       --       --       --       --       --
American General Strategic Bond
  (Division 59).........................    7.53     3.92       --       --       --       --       --       --       --       --
Dreyfus Founders Growth (Division 30)...  122.68    61.14    29.68     3.15       --       --       --       --       --       --
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio (Division
  18)...................................  110.12    71.82    79.21    54.74    33.89     4.41       --       --       --       --
Evergreen Growth and Income -- Class A
  (Division 56).........................   13.75       --       --       --       --       --       --       --       --       --
Evergreen Small Cap Value -- Class A
  (Division 55).........................   (0.05)      --       --       --       --       --       --       --       --       --
Evergreen Value -- Class A (Division
  57)...................................    3.83       --       --       --       --       --       --       --       --       --
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)....................  110.65    72.87    63.86    43.10    21.45    (0.02)      --       --       --       --
  Templeton International
    Securities -- Class 1 (Division
    20)(2)..............................  113.40    74.08    60.60    42.17    15.63     0.75       --       --       --       --
Neuberger Berman Guardian Trust
  (Division 29).........................   44.19    33.78    31.47    12.28       --       --       --       --       --       --
Putnam Global Growth -- Class A
  (Division 28).........................  150.01    52.77    19.36     5.97       --       --       --       --       --       --
Putnam New Opportunities -- Class A
  (Division 26).........................  140.94    42.92    15.62    (5.04)      --       --       --       --       --       --
Putnam OTC & Emerging Growth -- Class A
  (Division 27).........................  144.32     8.36    (1.77)  (10.30)      --       --       --       --       --       --
Scudder Growth and Income (Division
  21)(3)................................   60.57    52.18    44.36    11.69       --       --       --       --       --       --
T. Rowe Price Small Cap Stock (Division
  51)...................................   28.97    13.35       --       --       --       --       --       --       --       --
Templeton Foreign -- Class A (Division
  32)(4)................................   50.04     8.03    14.24     7.79       --       --       --       --       --       --
Vanguard LifeStrategy Conservative
  Growth (Division 54)..................   15.20     7.80       --       --       --       --       --       --       --       --
Vanguard LifeStrategy Growth (Division
  52)...................................   35.13    16.21       --       --       --       --       --       --       --       --
Vanguard LifeStrategy Moderate Growth
  (Division 53).........................   24.86    12.47       --       --       --       --       --       --       --       --
Vanguard Long-Term Corporate (Division
  22)***................................   19.60    28.37    18.33     4.96       --       --       --       --       --       --
Vanguard Long-Term Treasury (Division
  23)***................................   20.81    33.11    18.56     5.05       --       --       --       --       --       --
Vanguard Wellington (Division 25).......   54.97    49.69    34.74    10.36       --       --       --       --       --       --
Vanguard Windsor II (Division 24).......   58.70    69.90    47.27    12.28       --       --       --       --       --       --


------------


   * For the periods prior to September 22, 1998, for all Divisions other than Divisions 55-57, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for the stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director Plus other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on September 22, 1998. For Divisions 55-57, the Contracts offered by this prospectus became available for purchase on January 4, 1999.



  ** For the year in which the underlying Division commenced operations, less than a full year's performance has been reflected, which is not annualized.



 *** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



**** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Global Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund Division 20 was renamed the Templeton International Securities Fund Division 20. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund Division 20.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                      TABLE VIII



              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)


                                         ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         --------------------------------------------------------
FUND AND DIVISION                          1999       1998        1997        1996        1995
---------------------------------------   -------     ------      ------      ------      ------
AGSPC Growth (Division 15).............      6.75%     17.42%      20.25%      18.62%      46.89%
AGSPC Growth & Income (Division 16)....     22.10      13.87       23.06       22.54       31.01
AGSPC Science & Technology (Division
  17)..................................     99.75      41.27        1.97       13.11       60.59
American Century Ultra (Division 31)...     40.56      33.68       22.19       12.86       36.71
Dreyfus Founders Growth (Division
  30)..................................     38.19      24.26       25.71       15.79       44.66
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18)....     22.29      (4.12)      15.81       15.57       28.24
Evergreen Growth & Income Fund
  (Division 56)........................     13.75       4.32       30.17       22.80       31.93
Evergreen Small Cap Value Fund
  (Division 55)........................     (0.05)    (10.09)      32.58       21.31       28.13
Evergreen Value Fund (Division 57).....      3.83       8.87       25.01       18.23       31.06
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)                        21.85       5.50       14.51       17.83       21.46
  Templeton International Securities --
    Class 1 (Division 20)(2)                22.59       8.39       12.97       22.95       14.77
Neuberger Berman Guardian Trust
  (Division 29)........................      7.79       1.75       17.09       16.98       31.16
Putnam Global Growth (Division 28).....     63.65      27.99       12.63       15.80       14.11
Putnam New Opportunities (Division
  26)..................................     68.58      23.62       21.76       10.12       45.34
Putnam OTC & Emerging Growth (Division
  27)..................................    125.47      10.32        9.51        3.94       54.93
Scudder Growth & Income (Division
  21)(3)...............................      5.51       5.42       29.25       21.06       30.01
T. Rowe Price Small Cap Stock (Division
  51)..................................     13.78      (4.35)      27.76       20.05       32.76
Templeton Foreign -- Class A (Division
  32)(4)...............................     38.89      (5.44)       5.98       17.18       10.49
Vanguard LifeStrategy Conservative
  Growth (Division 54).................      6.87      14.81       15.84        9.44       23.32
Vanguard LifeStrategy Growth (Division
  52)..................................     16.28      20.26       21.26       14.45       28.18
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................     11.02      17.91       18.78       11.77       26.89
Vanguard Long-Term Corporate (Division
  22)***...............................     (6.83)      8.48       12.74       (0.32)      25.28
Vanguard Long-Term Treasury (Division
  23)***...............................     (9.24)     12.27       12.87       (2.69)      28.95
Vanguard Wellington (Division 25)......      3.53      11.10       22.09       15.12       31.74
Vanguard Windsor II (Division 24)......     (6.59)     15.37       31.16       23.00       37.59

                                       ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         ------------------------------------------------------
FUND AND DIVISION                         1994      1993        1992        1991        1990
---------------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).............    0.45%        --          --          --          --
AGSPC Growth & Income (Division 16)....   (0.42)        --          --          --          --
AGSPC Science & Technology (Division
  17)..................................   25.06         --          --          --          --
American Century Ultra (Division 31)...   (4.24)     20.98        0.60       85.05        8.64
Dreyfus Founders Growth (Division
  30)..................................   (3.90)     24.76        3.62       46.44      (11.10)
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18)....    6.74      66.84       69.78      157.39        1.81
Evergreen Growth & Income Fund
  (Division 56)........................      --         --          --          --          --
Evergreen Small Cap Value Fund
  (Division 55)........................      --         --          --          --          --
Evergreen Value Fund (Division 57).....    1.27       8.67        7.31       24.39       (4.00)
Franklin Templeton Variable Insurance
  Products Trust
  Templeton Asset Strategy -- Class 1
    (Division 19)(1)                      (3.85)     25.04        7.16       26.59       (8.75)
  Templeton International Securities --
    Class 1 (Division 20)(2)              (3.09)     46.00       (6.63)         --          --
Neuberger Berman Guardian Trust
  (Division 29)........................    0.93       7.08          --          --          --
Putnam Global Growth (Division 28).....   (1.43)     31.02       (0.35)      17.25       (9.71)
Putnam New Opportunities (Division
  26)..................................    2.71      31.86       24.82       66.42       10.54
Putnam OTC & Emerging Growth (Division
  27)..................................    1.64      31.22       12.00       39.94      (10.34)
Scudder Growth & Income (Division
  21)(3)...............................    1.74      14.59        8.62       27.03       (3.14)
T. Rowe Price Small Cap Stock (Division
  51)..................................   (0.75)     17.43       12.96       37.47      (21.15)
Templeton Foreign -- Class A (Division
  32)(4)...............................   (0.23)     35.94       (0.49)      17.54       (3.56)
Vanguard LifeStrategy Conservative
  Growth (Division 54).................   (0.11)        --          --          --          --
Vanguard LifeStrategy Growth (Division
  52)..................................   (0.31)        --          --          --          --
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................   (0.91)        --          --          --          --
Vanguard Long-Term Corporate (Division
  22)***...............................   (6.07)     13.51        8.83       19.85        5.31
Vanguard Long-Term Treasury (Division
  23)***...............................   (7.80)     15.78        6.49       16.41        4.89
Vanguard Wellington (Division 25)......   (1.32)     12.54        7.00       22.57       (3.61)
Vanguard Windsor II (Division 24)......   (1.99)     12.63       11.02       27.56      (10.71)

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)


                                 CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                 --------------------------------------------------------
FUND AND DIVISION                  1999        1998        1997        1996        1995
-------------------------------  --------    --------    --------    --------    --------
AGSPC Growth (Division 15).....    163.83%     147.15%     110.47%      75.03%      47.55%
AGSPC Growth & Income (Division
  16)..........................    173.53      124.02       96.74       59.88       30.47
AGSPC Science & Technology
  (Division 17)................    553.65      227.24      131.63      127.16      100.83
American Century Ultra
  (Division 31)................    730.13      490.57      341.77      261.53      220.34
Dreyfus Founders Growth
  (Division 30)................    484.77      323.16      240.54      170.89      133.95
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio
  (Division 18)................  1,494.46    1,203.82    1,259.87    1,074.22      915.99
Evergreen Growth & Income Fund
  (Division 56)................    150.24      120.00      110.89       62.01       31.93
Evergreen Small Cap Value Fund
  (Division 55)................     85.19       85.29      106.09       55.44       28.13
Evergreen Value Fund (Division
  57)..........................    208.80      197.42      173.18      118.53       84.83
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy --
    Class 1 (Division 19)(1)...    213.53      157.30      143.90      113.00       80.76
  Templeton International
    Securities -- Class 1
    (Division 20)(2)...........    179.83      128.27      110.60       86.43       51.63
Neuberger Berman Guardian Trust
  (Division 29)................    112.94       97.56       94.15       65.81       41.75
Putnam Global Growth (Division
  28)..........................    324.72      159.53      102.77       80.03       55.46
Putnam New Opportunities
  (Division 26)................  1,163.09      649.23      506.09      397.79      352.03
Putnam OTC & Emerging Growth
  (Division 27)................    722.16      264.65      230.54      201.83      190.40
Scudder Growth & Income
  (Division 21)(3).............    252.56      234.14      216.96      145.24      102.57
T. Rowe Price Small Cap Stock
  (Division 51)................    216.21      177.91      190.55      127.43       89.44
Templeton Foreign -- Class A
  (Division 32)(4).............    175.70       98.50      109.91       98.07       69.03
Vanguard LifeStrategy
  Conservative Growth (Division
  54)..........................     91.61       79.30       56.17       34.81       23.18
Vanguard LifeStrategy Growth
  (Division 52)................    147.99      113.26       77.34       46.25       27.78
Vanguard LifeStrategy Moderate
  Growth (Division 53).........    118.52       96.83       66.94       40.54       25.74
Vanguard Long-Term Corporate
  (Division 22)***.............    108.38      123.67      106.19       82.88       83.47
Vanguard Long-Term Treasury
  (Division 23)***.............    100.31      120.72       96.59       74.18       78.99
Vanguard Wellington (Division
  25)..........................    198.98      188.79      159.94      112.90       84.95
Vanguard Windsor II (Division
  24)..........................    233.86      257.42      209.81      136.21       92.04

                               CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                 ------------------------------------------------------
FUND AND DIVISION                 1994      1993        1992        1991        1990
-------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15).....    0.45%        --          --          --          --
AGSPC Growth & Income (Division
  16)..........................   (0.42)        --          --          --          --
AGSPC Science & Technology
  (Division 17)................   25.06         --          --          --          --
American Century Ultra
  (Division 31)................  134.33     144.69      102.25      101.03        8.64
Dreyfus Founders Growth
  (Division 30)................   61.73      68.30       34.90       30.18      (11.10)
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio
  (Division 18)................  692.28     642.25      344.90      162.05        1.81
Evergreen Growth & Income Fund
  (Division 56)................      --         --          --          --          --
Evergreen Small Cap Value Fund
  (Division 55)................      --         --          --          --          --
Evergreen Value Fund (Division
  57)..........................   41.03      39.26       28.14       19.42       (4.00)
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy --
    Class 1 (Division 19)(1)...   48.82      54.77       23.78       15.51       (8.75)
  Templeton International
    Securities -- Class 1
    (Division 20)(2)...........   32.11      36.33       (6.63)         --          --
Neuberger Berman Guardian Trust
  (Division 29)................    8.07       7.08          --          --          --
Putnam Global Growth (Division
  28)..........................   36.23      38.21        5.49        5.86       (9.71)
Putnam New Opportunities
  (Division 26)................  211.00     202.81      129.64       83.97       10.54
Putnam OTC & Emerging Growth
  (Division 27)................   87.44      84.41       40.53       25.47      (10.34)
Scudder Growth & Income
  (Division 21)(3).............   55.81      53.15       33.65       23.05       (3.14)
T. Rowe Price Small Cap Stock
  (Division 51)................   42.70      43.78       22.44        8.40      (21.15)
Templeton Foreign -- Class A
  (Division 32)(4).............   52.98      53.34       12.79       13.36       (3.56)
Vanguard LifeStrategy
  Conservative Growth (Division
  54)..........................   (0.11)        --          --          --          --
Vanguard LifeStrategy Growth
  (Division 52)................   (0.31)        --          --          --          --
Vanguard LifeStrategy Moderate
  Growth (Division 53).........   (0.91)        --          --          --          --
Vanguard Long-Term Corporate
  (Division 22)***.............   46.45      55.92       37.37       26.21        5.31
Vanguard Long-Term Treasury
  (Division 23)***.............   38.80      50.54       30.02       22.10        4.89
Vanguard Wellington (Division
  25)..........................   40.39      42.26       26.41       18.14       (3.61)
Vanguard Windsor II (Division
  24)..........................   39.58      42.41       26.45       13.89      (10.71)


------------


  Divisions with an identical inception date as the underlying Funds' inception date are not reflected in this Table. See preceding Table.



  * The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4, 1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



*** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund.



(2) Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund.



(3) The Scudder Growth and Income Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



(4) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will

--------------------------------------------------------------------------------

receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
    Section 501(c)(3) tax-exempt organizations;


  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs of employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts."

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

--------------------------------------------------------------------------------

Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.


Distributions are taxed differently depending on the program through which Portfolio Director Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.


It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the

--------------------------------------------------------------------------------

owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH


                                                  NONQUALIFIED CONTRACT
               TAX DEFERRED ANNUITY               TAX DEFERRED ANNUITY          CONVENTIONAL SAVINGS

10 YEARS       $  25,178                          $  18,128                     $  16,122
20 YEARS       $  79,536                          $  57,226                     $  44,347
30 YEARS       $ 196,891                          $ 141,761                     $  93,761


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------




As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.



Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

   Participant/Contract Owner Name:
   --------------------------------------------------------------------------

   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer
Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    5
Types of Variable Annuity Contracts.................    6
Federal Tax Matters.................................    6
    Tax Consequences of Purchase Payments...........    6
    Tax Consequences of Distributions...............    8
    Special Tax Consequences -- Early
      Distribution..................................    9
    Special Tax Consequences -- Required
      Distributions.................................   10
    Tax Free Rollovers, Transfers and Exchanges.....   11
Exchange Privilege..................................   11
    Exchanges From Portfolio Director...............   12
    Exchanges From Portfolio Director 2.............   12
    Exchanges From Independence Plus Contracts......   13
    Exchanges From V-Plan Contracts.................   14
    Exchanges From SA-1 and SA-2 Contracts..........   15
    Exchanges From Impact Contracts.................   16
    Exchanges From Compounder Contracts.............   17
    Information Which May Be Applicable To Any
      Exchange......................................   18
Calculation of Surrender Charge.....................   19
    Illustration of Surrender Charge on Total
      Surrender.....................................   19
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   19
Purchase Unit Value.................................   20
    Illustration of Calculation of Purchase Unit
      Value.........................................   20
    Illustration of Purchase of Purchase Units......   20
Performance Calculations............................   20
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   20
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   20
    Calculation of Current Yield for American
      General Money Market Division 44..............   20
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six and American
      General Money Market Division 44..............   20
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   21
    Calculation of Effective Yield for American
      General Money Market Division 44..............   21
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six and
      American General Money Market Division 44.....   21
    Standardized Yield for Bond Fund Divisions......   21
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   21
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   21
    Calculation of Average Annual Total Return......   22
    Calculation of MVA Option.......................   22
Performance Information.............................   23
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   23
    Performance Compared to Market Indices..........   23
    AGSPC Asset Allocation Division Five............   27
    AGSPC Capital Conservation Division Seven.......   28
    AGSPC Government Securities Division Eight......   28
    AGSPC Growth Division Fifteen...................   29
    AGSPC Growth & Income Division Sixteen..........   29
    AGSPC International Equities Division Eleven....   30
    AGSPC International Government Bond Division
      Thirteen......................................   31
    AGSPC MidCap Index Division Four................   31
    AGSPC Money Market Division Six.................   32
    AGSPC Science & Technology Division Seventeen...   33
    AGSPC Small Cap Index Division Fourteen.........   33
    AGSPC Social Awareness Division Twelve..........   34
    AGSPC Stock Index Division Ten..................   35
    American Century Ultra Division Thirty-One......   35
    American General Balanced Division Forty-Two....   36



                                                      PAGE
                                                      ----
    American General Conservative Growth Lifestyle
      Division Fifty................................   36
    American General Core Bond Division
      Fifty-Eight...................................   37
    American General Domestic Bond Division
      Forty-Three...................................   38
    American General Growth Lifestyle Division
      Forty-Eight...................................   38
    American General High Yield Bond Division
      Sixty.........................................   39
    American General International Growth Division
      Thirty-Three..................................   39
    American General International Value Division
      Thirty-Four...................................   40
    American General Large Cap Growth Division
      Thirty-Nine...................................   40
    American General Large Cap Value Division
      Forty.........................................   41
    American General Mid Cap Growth Division
      Thirty-Seven..................................   41
    American General Mid Cap Value Division
      Thirty-Eight..................................   42
    American General Moderate Lifestyle Division
      Forty-Nine....................................   42
    American General Money Market Division
      Forty-Four....................................   43
    American General Small Cap Growth Division
      Thirty-Five...................................   43
    American General Small Cap Value Division
      Thirty-Six....................................   44
    American General Socially Responsible Division
      Forty-One.....................................   44
    American General Strategic Bond Division
      Fifty-Nine....................................   45
    Dreyfus Founders Growth Division Thirty.........   45
    Dreyfus Variable Investment Fund -- Small Cap
      Portfolio Division Eighteen...................   46
    Evergreen Growth and Income Division
      Fifty-Six.....................................   47
    Evergreen Small Cap Value Division Fifty-Five...   47
    Evergreen Value Division Fifty-Seven............   48
    Neuberger Berman Guardian Trust Division
      Twenty-Nine...................................   48
    Putnam Global Growth -- Class A Division
      Twenty-Eight..................................   49
    Putnam New Opportunities -- Class A Division
      Twenty-Six....................................   50
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-Seven..................................   50
    Scudder Growth and Income Division Twenty-One...   51
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   52
    Templeton Asset Strategy Division Nineteen......   52
    Templeton Foreign Division Thirty-Two...........   53
    Templeton International Securities Division
      Twenty........................................   54
    Vanguard LifeStrategy Conservative Growth
      Division Fifty-Four...........................   54
    Vanguard LifeStrategy Growth Division
      Fifty-Two.....................................   55
    Vanguard LifeStrategy Moderate Growth Division
      Fifty-Three...................................   56
    Vanguard Long-Term Corporate Division
      Twenty-Two....................................   56
    Vanguard Long-Term Treasury Division
      Twenty-Three..................................   57
    Vanguard Wellington Division Twenty-Five........   58
    Vanguard Windsor II Division Twenty-Four........   59
Payout Payments.....................................   60
    Assumed Investment Rate.........................   60
    Amount of Payout Payments.......................   60
    Payout Unit Value...............................   60
    Illustration of Calculation of Payout Unit
      Value.........................................   61
    Illustration of Payout Payments.................   61
Distribution of Variable Annuity Contracts..........   62
Experts.............................................   62
Comments on Financial Statements....................   62

Please tear off, complete and return the form below to one of our Regional Offices. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.


 ...............................................................................


                          PORTFOLIO DIRECTOR CONTRACTS



Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).



                             (Please Print or Type)



Name: ----------------------------------------------------   G.A. # ---------------------------------------------------
Address: --------------------------------------------------  Policy # --------------------------------------------------
-----------------------------------------------------------
Social Security Number: --------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC


                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 10855-40  REV 5/00

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                          Recycled Paper  [LOGO]

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                               PORTFOLIO DIRECTOR

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 2000



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director dated May 1, 2000 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Distributor or from its registered sales representatives.



VA9084-1 Rev 5/00

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

                               TABLE OF CONTENTS


General Information.........................................    4
  Marketing Information.....................................    4
  Endorsements and Published Ratings........................    5
Types of Variable Annuity Contracts.........................    6
Federal Tax Matters.........................................    6
  Tax Consequences of Purchase Payments.....................    6
  Tax Consequences of Distributions.........................    8
  Special Tax Consequences -- Early Distribution............    9
  Special Tax Consequences -- Required Distributions........   10
  Tax Free Rollovers, Transfers and Exchanges...............   11
Exchange Privilege..........................................   11
  Exchanges From Independence Plus Contracts................   11
  Exchanges From V-Plan Contracts...........................   13
  Exchanges From SA-1 and SA-2 Contracts....................   13
  Exchanges From Impact Contracts...........................   15
  Exchanges From Compounder Contracts.......................   16
  Information Which May Be Applicable To Any Exchange.......   16
Calculation of Surrender Charge.............................   18
  Illustration of Surrender Charge on Total Surrender.......   18
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................   18
Purchase Unit Value.........................................   19
  Illustration of Calculation of Purchase Unit Value........   19
  Illustration of Purchase of Purchase Units................   19
Performance Calculations....................................   19
  AGSPC Money Market Division Yields........................   19
  Calculation of Current Yield for AGSPC Money Market
     Division Six...........................................   19
  Illustration of Calculation of Current Yield for AGSPC
     Money Market Division Six..............................   19
  Calculation of Effective Yield for AGSPC Money Market
     Division Six...........................................   20
  Illustration of Calculation of Effective Yield for AGPSC
     Money Market Division Six..............................   20
  Standardized Yield for Divisions Seven, Eight and
     Thirteen...............................................   20
  Calculation of Standardized Yield for Divisions Seven,
     Eight and Thirteen.....................................   20
  Illustration of Calculation of Standardized Yield for
     Divisions Seven, Eight and Thirteen....................   20
  Calculation of Average Annual Total Return................   21
  Calculation of MVA Option.................................   21
Performance Information.....................................   22
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to
     Benchmark Tables.......................................   22
  Performance Compared to Market Indices....................   22
  AGSPC Asset Allocation Division Five Performance Compared
     to S&P 500 Index, Merrill Lynch Corporate and
     Government Master Index and Certificate of Deposit
     Primary Offering by New York City Banks, 30 Day
     Index..................................................   25
  AGSPC Capital Conservation Division Seven Performance
     Compared to Merrill Lynch Corporate Master Index.......   26
  AGSPC Government Securities Division Eight Performance
     Compared to Lehman Brothers U.S. Treasury Composite
     Index..................................................   27
  AGSPC Growth Division Fifteen Performance Compared to S&P
     500 Index..............................................   27
  AGSPC Growth & Income Division Sixteen Performance
     Compared to S&P 500 Index..............................   28
  AGSPC International Equities Division Eleven Performance
     Compared to EAFE Index.................................   28
  AGSPC International Government Bond Division Thirteen
     Performance Compared to Salomon Brothers Non-U.S.
     Dollar World Government Bond Index.....................   29
  AGSPC MidCap Index Division Four Performance Compared to
     S&P MidCap 400 Index...................................   30


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
  AGSPC Money Market Division Six Performance Compared to
     Certificate of Deposit Primary Offering by New York
     City Banks, 30 Day Index...............................   31
  AGSPC Science & Technology Division Seventeen Performance
     Compared to S&P 500 Index..............................   31
  AGSPC Small Cap Index Division Fourteen Performance
     Compared to Russell 2000 Index.........................   32
  AGSPC Social Awareness Division Twelve Performance
     Compared to S&P 500 Index..............................   32
  AGSPC Stock Index Division Ten Performance Compared to S&P
     500 Index..............................................   33
  Dreyfus Variable Investment Fund -- Small Cap Division
     Eighteen Performance Compared to Russell 2000..........   33
  Templeton Asset Strategy Division Nineteen Performance
     Compared to MSCI All Country World Free Index and JP
     Morgan Global Government Bond Index....................   34
  Templeton International Securities Division Twenty
     Performance Compared to MSCI World Index...............   35
Payout Payments.............................................   35
  Assumed Investment Rate...................................   35
  Amount of Payout Payments.................................   35
  Payout Unit Value.........................................   36
  Illustration of Calculation of Payout Unit Value..........   36
  Illustration of Payout Payments...........................   37
Distribution of Variable Annuity Contracts..................   37
Experts.....................................................   37
Comments on Financial Statements............................   38


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                              GENERAL INFORMATION


MARKETING INFORMATION


     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $4.2 billion as of December 31, 1999. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 2,191,033 accounts as of December 31, 1999. As of December 31, 1999, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1999 the Company's assets totaled more than $47 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     The Company's growth can also be reviewed by examining certain milestones, the number of participant accounts and cash values amongst the various market segments or groups the Company targets. These markets include, but are not limited to, public, primary and secondary schools, colleges, universities, state and local government groups and healthcare markets.



     The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.



     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."



     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.



     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan.SM



     The Company may, from time to time refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using


                                        4
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sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company may, from time to time, refer to the products of various investment advisers and subadvisers referenced in the prospectus. The Company may mention assets under management and others facts specific to each adviser.



     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.


     The Company may from time to time compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.


ENDORSEMENTS AND PUBLISHED RATINGS



     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.


     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC. An AAA rating reflects that a company has the highest claims paying ability.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.


     The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.


     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual

Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.


     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.


TYPES OF VARIABLE ANNUITY
CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.


     The Contracts are non-participating and will not share in any of the profits of the Company.


FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


     Your voluntary salary reduction contributions are generally limited to the lesser $10,500 ($9,500 before 1998; $10,000 in 1998 and 1999), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:

 (i) are not active participants in another retirement plan, and are not married;

 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan; or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 or less ($31,000 for 1999, $30,000 for 1998, $25,000 or less prior to 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 or less ($51,000 for 1999, $50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after
     1998).


     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working

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

spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

(i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who: (i) perform services for the government unit, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 2000 you and your employer may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additional, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     Simplified Employee Pension Plan ("SEP") Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.


     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. In 2000, they may not exceed $10,500. This limit is indexed and may be included in future years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.


     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded,

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

non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. A later date may apply to distributions from a Roth IRA which contains one or more rollover contributions from a traditional IRA, to determine if the distribution is qualified distribution. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owners's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a) 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 20% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.

     A participant generally may aggregate his or her Roth IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-

1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to 457 Plans.


     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.


     At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Owner at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.


TAX-FREE ROLLOVERS, TRANSFERS AND
EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to an 408(b) individual retirement account or annuity, or to another such plan.

     408(b) IRAs. Funds may be transferred tax-free to an 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

     408A "Roth" IRAs. Funds may be transferred over tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or 408(b) IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

     Unfunded Deferred Compensation Plans. Tax-free transfers or rollovers are not allowed from these plans.


     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.


EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the

Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus)


     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of the Series Company portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charges on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)


     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of the Series Company. This portfolio is managed by the Company for advisory fees at an annual rate of .29% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Additionally, three fixed investment options are available under Portfolio Director.


     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation.

Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)


     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of the Series Company portfolio. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers, Counsel Inc., for advisory fees at annual rates ranging from .29% to .90% of each portfolio's or mutual fund's average daily net assets. In addition, three fixed investment options are available under Portfolio Director.


     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. Impact Contracts and the Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a Federal tax law requirement, non-spouse beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.


     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY


              DATE                    TRANSACTION                       AMOUNT
              ----                    -----------                       ------
10/1/94.........................  Purchase Payment                      $10,000
10/1/95.........................  Purchase Payment                        5,000
10/1/96.........................  Purchase Payment                       15,000
10/1/97.........................  Purchase Payment                        2,000
10/1/98.........................  Purchase Payment                        3,000
10/1/99.........................  Purchase Payment                        4,000
12/31/99........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)              39,000



    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 10/1/94........   $    0
      2.   Surrender Charge against Purchase Payment of 10/1/95........   $  250
      3.   Surrender Charge against Purchase Payment of 10/1/96........   $  750
      4.   Surrender Charge against Purchase Payment of 10/1/97........   $  100
      5.   Surrender Charge against Purchase Payment of 10/1/98........   $  150
      6.   Surrender Charge against Purchase Payment of 10/1/99........   $  200
           Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
           5 + 6)......................................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender                   $     50,000
      Less 10% not subject to Surrender Charge                   -5,000
                                                            -----------
      Subject to Surrender Charge                                45,000
                                                               X    .05
                                                            -----------
      Surrender Charge based on Account
      Value           $   2,250 .......................................   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450


 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                    TRANSACTION                       AMOUNT
              ----                    -----------                       ------
10/1/94.........................  Purchase Payment                       $10,000
10/1/95.........................  Purchase Payment                         5,000
10/1/96.........................  Purchase Payment                        15,000
10/1/97.........................  Purchase Payment                         2,000
10/1/98.........................  Purchase Payment                         3,000
10/1/99.........................  Purchase Payment                         4,000
12/31/99........................  10% Partial Surrender (Assumes           3,900
                                  Account Value is $39,000)
2/1/00..........................  Full Surrender                          35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of period.................  $  1.800000
    2. Value of Fund share, beginning of period.................  $ 21.200000
    3. Change in value of Fund share............................  $   .500000
    4. Gross investment return (3)/(2)..........................      .023585
    5. Daily separate account*..................................      .000027
            * Mortality and Expense Risk Fee and Administration
              and Distribution fee of 1% per annum used for
              illustrative purposes.
    6. Net investment return (4)-(5)............................      .023558
    7. Net investment factor 1.000000+(6).......................     1.023558
    8. Purchase Unit value, end of period (1)X(7)...............  $  1.842404

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2)...............    55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
    following
       purchase (3)X(4).........................................  $102.36

                            PERFORMANCE CALCULATIONS

                       AGSPC MONEY MARKET DIVISION YIELDS

        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                           7-Day Current Yield: 4.31%


ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                          7-Day Effective Yield: 4.40%


 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                         365/7
             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      ] -1

           STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN

   CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN


                                                               DIV 7         DIV 8         DIV 13
                                                              --------      --------      --------
Standardized Yield..........................................   6.31%         5.44%         3.28%


ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND
                                    THIRTEEN

     Example 7.


     The standardized yield quotation based on a 30-day period ended December 31, 1999, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                6
                         YIELD = 2 [( a - b + 1)  - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 1999, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual com-

pounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                 P (1+T)  = ERV

     Where:


                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV =   redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the
                         beginning of the 1, 5, or 10 year periods (or fractional
                         portion thereof)


     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.


     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.



                           CALCULATION OF MVA OPTION



     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.



     The market value adjustment is determined by the formula below, using the following factors:



     - A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;



     - B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;



     - N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and



     - The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.



     The market value adjustment will equal:



     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:



                         [(1+A) / (1+B+0.005)](N/12) -1



     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.



     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

                            PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return for each Division as compared to the benchmarks shown.


     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" in the prospectus.)


     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from Dreyfus Small Cap. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES


     The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily in accordance with an asset allocation model. The performance of the equity securities sector of the Division may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 73% of the aggregate United States equity markets capitalization. The performance of the intermediate or long-term debt


---------------


* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). Neither the AGSPC MidCap Index Fund nor the AGSPC Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

     The performance of AGSPC Capital Conservation Division Seven may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.


     The performance of AGSPC Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.



     The performance of AGSPC Growth Division Fifteen, the AGSPC Growth & Income Division Sixteen, AGSPC Social Awareness Division Twelve, the AGSPC Science & Technology Division Seventeen and the AGSPC Stock Index Division Ten, may be compared to the S&P 500(R) Index.


     The performance of AGSPC International Equities Division Eleven may be compared to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of approximately 1,100 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.

     The performance of the AGSPC International Government Bond Fund Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.


     The performance of AGSPC MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.64 billion as of March 31, 2000. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.


     The performance of AGSPC Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of the AGSPC Small Cap Index Division Fourteen and the Dreyfus Small Cap Division Eighteen may be compared with the

Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.


     The performance of the Templeton Asset Strategy Division Nineteen may be compared to the performance of the equity securities sector of the Division as reflected in the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). The performance of the intermediate or long-term debt securities sector may be compared to the JP Morgan Global Government Bond Index. Total returns (with income reinvested) for the MSCI All Country World Free Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with these indexes using the second method. The unmanaged MSCI All Country World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. The JP Morgan Global Government Bond Index tracks the performance of government bond markets in thirteen countries.



     The performance of the Templeton International Securities Division Twenty may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1,364 issues from 22 countries as well as certain South African gold.


---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. Russell TM is a trademark of the Frank Russell Company.

The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

AGSPC Asset Allocation* Division Five Performance Compared to S&P 500 Index, Merrill Lynch Corporate and Government Master Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                        ASSET ALLOCATION                            S&P 500     BLENDED
                         DIVISION FIVE                               INDEX      INDEX**
----------------------------------------------------------------    -------     -------
01/01/90..............................................  $10,000     $10,000     $10,000
12/31/90..............................................    9,662       9,689      10,221
12/31/91..............................................   11,607      12,642      12,556
12/31/92..............................................   11,408      13,605      13,467
12/31/93..............................................   12,343      14,976      14,773
12/31/94..............................................   12,060      15,174      14,772
12/31/95..............................................   14,900      20,876      18,819
12/31/96..............................................   16,388      25,671      21,422
12/31/97..............................................   19,895      34,234      26,122
12/31/98..............................................   23,314      44,018      31,313
12/31/99..............................................   25,796      53,283      34,750


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS     1 YEAR
                                                              --------   -------     ------
Investment Division**
     AGSPC Asset Allocation Division Five...................   157.96%    113.90%     10.65%
Benchmark Comparison
     S&P 500 Index..........................................   432.83%    251.15%     21.05%
     Blended Index***.......................................   247.50%    135.23%     10.98%


---------------

  * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


 ** This Division was initiated on September 6, 1983.



*** The Blended Index reflects an allocation of investments in the following
    Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

AGSPC Capital Conservation Division Seven Performance Compared to Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                          MERRILL LYNCH
                     CAPITAL CONSERVATION                                CORPORATE MASTER
                        DIVISION SEVEN                                        INDEX
---------------------------------------------------------------          ----------------
01/01/90..............................................  $10,000              $10,000
12/31/90..............................................    9,872               10,737
12/31/91..............................................   11,452               12,695
12/31/92..............................................   12,317               13,853
12/31/93..............................................   13,657               15,575
12/31/94..............................................   12,695               15,051
12/31/95..............................................   15,181               18,299
12/31/96..............................................   15,295               18,919
12/31/97..............................................   16,440               20,884
12/31/98..............................................   17,476               22,705
12/31/99..............................................   17,230               22,277


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS     1 YEAR
                                                              --------     -------     ------
Investment Division*
     AGSPC Capital Conservation Division Seven..............   72.30%      35.72%      (1.40)%
Benchmark Comparison
     Merrill Lynch Corporate Master Index...................  122.77%      48.01%      (1.89)%


---------------
* This Division was initiated on January 16, 1986.

AGSPC Government Securities Division Eight Performance Compared to Lehman Brothers U.S. Treasury

Composite Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                         LEHMAN BROTHERS
                     GOVERNMENT SECURITIES                                U.S. TREASURY
                        DIVISION EIGHT                                   COMPOSITE INDEX
---------------------------------------------------------------          ---------------
01/01/90.............................................  $10,000               $10,000
12/31/90.............................................   10,491                10,861
12/31/91.............................................   11,917                12,529
12/31/92.............................................   12,648                13,435
12/31/93.............................................   13,875                14,878
12/31/94.............................................   13,120                14,368
12/31/95.............................................   15,260                17,005
12/31/96.............................................   15,397                17,476
12/31/97.............................................   16,602                19,131
12/31/98.............................................   17,908                21,059
12/31/99.............................................   17,238                20,518


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS     1 YEAR
                                                              --------     -------     ------
Investment Division*
     AGSPC Government Securities Division Eight.............   72.38%      31.39%      (3.74)%
Benchmark Comparison
     Lehman Brothers U.S. Treasury Composite Index..........  105.18%      42.81%      (2.57)%


---------------
* This Division was initiated on January 16, 1986.

AGSPC Growth Division Fifteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                            GROWTH                                          S&P 500
                       DIVISION FIFTEEN                                      INDEX
--------------------------------------------------------------              -------
04/29/94.............................................  $10,000              $10,000
12/31/94.............................................   10,018               10,407
12/31/95.............................................   14,667               14,318
12/31/96.............................................   17,333               17,606
12/31/97.............................................   20,765               23,480
12/31/98.............................................   24,286               30,191
12/31/99.............................................   25,822               36,545


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION    5 YEARS    1 YEAR
                                                              ---------    -------    ------
Investment Division*
     AGSPC Growth Division Fifteen..........................   158.22%     157.75%     6.33%
Benchmark Comparison
     S&P 500 Index..........................................   265.45%     251.15%    21.05%


---------------

* This Division was initiated on April 29, 1994.

AGSPC Growth & Income Division Sixteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                           GROWTH & INCOME                                     S&P 500
                          DIVISION SIXTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................    9,932            10,407
12/31/95...................................................   12,966            14,318
12/31/96...................................................   15,831            17,606
12/31/97...................................................   19,409            23,480
12/31/98...................................................   22,012            30,191
12/31/99...................................................   26,770            36,545


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Growth & Income Division Sixteen...............    167.70%      169.54%       21.61%
Benchmark Comparison
     S&P 500 Index........................................    265.45%      251.15%       21.05%


---------------

* This Division was initiated on April 29, 1994.

AGSPC International Equities Division Eleven Performance Compared to EAFE Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                         INTERNATIONAL EQUITIES                                         EAFE
                            DIVISION ELEVEN                                             INDEX
------------------------------------------------------------------------            -------------
01/01/90.................................................  $      10,000            $      10,000
12/31/90.................................................          7,910                    7,655
12/31/91.................................................          8,705                    8,584
12/31/92.................................................          7,459                    7,539
12/31/93.................................................          9,591                    9,993
12/31/94.................................................         10,253                   10,771
12/31/95.................................................         11,245                   11,978
12/31/96.................................................         11,891                   12,702
12/31/97.................................................         12,031                   12,928
12/31/98.................................................         14,145                   15,513
12/31/99.................................................         18,088                   19,696


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                             10 YEARS     5 YEARS       1 YEAR
                                                             --------     -------       ------
Investment Division*
     AGSPC International Equities Division Eleven..........    80.88%       76.42%       27.88%
Benchmark Comparison
     EAFE Index............................................    96.96%       82.87%       26.96%


---------------

* This Division was initiated on October 2, 1989.

AGSPC International Government Bond Division Thirteen Performance Compared to Salomon Brothers
Non-U.S. Dollar World Government Bond Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                               SALOMON BROTHERS
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                 GOVERNMENT
                          DIVISION THIRTEEN                                       BOND INDEX
---------------------------------------------------------------------          ----------------
10/01/91...................................................  $10,000                $10,000
12/31/91...................................................   10,905                 11,042
12/31/92...................................................   11,128                 11,540
12/31/93...................................................   12,583                 13,246
12/31/94...................................................   13,014                 13,999
12/31/95...................................................   15,308                 16,692
12/31/96...................................................   15,822                 17,331
12/31/97...................................................   14,906                 16,568
12/31/98...................................................   17,280                 19,497
12/31/99...................................................   16,091                 18,489


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION     5 YEARS       1 YEAR
                                                              ---------     -------       ------
Investment Division*
     AGSPC International Government Bond Division
       Thirteen.............................................    60.91%        23.65%      (6.88)%
Benchmark Comparison
     Salomon Brothers Non-U.S. Dollar World Government Bond
       Index................................................    84.89%        32.07%      (5.17)%


---------------

* This Division was initiated on October 1, 1991.

AGSPC MidCap Index* Division Four Performance Compared to S&P MidCap 400 Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                                  S&P
                                                                                 MIDCAP
                         MIDCAP INDEX                              S&P 500        400
                        DIVISION FOUR                               INDEX        INDEX
--------------------------------------------------------------     --------     --------
10/01/91............................................  $10,000      $10,000      $10,000
12/31/91............................................   11,163       10,838       11,229
12/31/92............................................   12,143       11,664       12,566
12/31/93............................................   13,574       12,840       14,320
12/31/94............................................   12,936       13,009       13,806
12/31/95............................................   16,718       17,898       18,078
12/31/96............................................   19,661       22,009       21,557
12/31/97............................................   25,648       29,351       28,506
12/31/98............................................   30,214       37,739       33,947
12/31/99............................................   34,376       45,682       38,948


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                  SINCE
                                                               INCEPTION**    5 YEARS      1 YEAR
                                                               -----------    --------    --------
Investment Division*
     AGSPC MidCap Index Division Four......................      243.76%      165.74%      13.78%
Benchmark Comparison
     S&P 500 Index.........................................      356.82%      251.15%      21.05%
     S&P MidCap 400 Index..................................      289.48%      182.11%      14.73%


---------------


 * The MidCap Index Fund was formerly known as the Capital Accumulation Fund. Effective October 1, 1991, the Fund revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. This Division was originally initiated on October 13, 1982.

AGSPC Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by
New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                            MONEY MARKET                                       PRIMARY
                            DIVISION SIX                                       CD INDEX
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................   10,683            10,800
12/31/91...................................................   11,163            11,390
12/31/92...................................................   11,411            11,749
12/31/93...................................................   11,602            12,053
12/31/94...................................................   11,923            12,483
12/31/95...................................................   12,460            13,100
12/31/96...................................................   12,955            13,694
12/31/97...................................................   13,490            14,349
12/31/98...................................................   14,047            15,023
12/31/99...................................................   14,568            15,693


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                10 YEARS    5 YEARS      1 YEAR
                                                                --------    -------      ------
Investment Division*
     AGSPC Money Market Division Six........................      45.68%      22.19%       3.71%
Benchmark Comparison
     Primary CD Index.......................................      56.93%      25.71%       4.46%


---------------

* The Division was initiated on January 16, 1986.

AGSPC Science & Technology Division Seventeen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                        SCIENCE & TECHNOLOGY                                   S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,407
12/31/95...................................................   19,972            14,318
12/31/96...................................................   22,505            17,606
12/31/97...................................................   22,857            23,480
12/31/98...................................................   32,162            30,191
12/31/99...................................................   63,990            36,545


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Science & Technology Division
       Seventeen..........................................    539.90%      412.86%       98.96%
Benchmark Comparison
     S&P 500 Index........................................    265.45%      251.15%       21.05%


---------------

* This Division was initiated on April 29, 1994.

AGSPC Small Cap Index Division Fourteen Performance Compared to Russell 2000 Index(R)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                                                                                       RUSSELL
                            SMALL CAP INDEX                                             2000
                           DIVISION FOURTEEN                                            INDEX
------------------------------------------------------------------------            -------------
05/01/92.................................................  $      10,000            $      10,000
12/31/92.................................................         11,128                   11,416
12/31/93.................................................         12,772                   13,571
12/31/94.................................................         12,223                   13,324
12/31/95.................................................         15,449                   17,114
12/31/96.................................................         17,854                   19,937
12/31/97.................................................         21,636                   24,396
12/31/98.................................................         21,005                   23,775
12/31/99.................................................         25,226                   28,828


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION     5 YEARS       1 YEAR
                                                              ---------     -------      --------
Investment Division*
     AGSPC Small Cap Index Division Fourteen................   152.26%      106.38%       20.10%
Benchmark Comparison
     Russell 2000...........................................   188.28%      116.37%       21.26%


---------------

* This Division was initiated May 1, 1992.

AGSPC Social Awareness Division Twelve Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,779             9,689
12/31/91...................................................   12,382            12,642
12/31/92...................................................   12,668            13,605
12/31/93...................................................   13,534            14,976
12/31/94...................................................   13,207            15,174
12/31/95...................................................   18,169            20,876
12/31/96...................................................   22,304            25,671
12/31/97...................................................   29,558            34,234
12/31/98...................................................   37,250            44,018
12/31/99...................................................   43,756            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS    5 YEARS      1 YEAR
                                                              --------    -------      ------
Investment Division*
     AGSPC Social Awareness Division Twelve.................   337.56%     231.31%      17.46%
Benchmark Comparison
     S&P 500 Index..........................................   432.83%     251.15%      21.05%


---------------

* This Division was initiated on October 2, 1989.

AGSPC Stock Index Division Ten Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                           STOCK INDEX                                        S&P 500
                           DIVISION TEN                                        INDEX
------------------------------------------------------------------            -------
01/01/90.................................................  $10,000            $10,000
12/31/90.................................................    9,517              9,689
12/31/91.................................................   12,154             12,642
12/31/92.................................................   12,833             13,605
12/31/93.................................................   13,960             14,976
12/31/94.................................................   13,918             15,174
12/31/95.................................................   18,921             20,876
12/31/96.................................................   22,994             25,671
12/31/97.................................................   30,299             34,234
12/31/98.................................................   38,522             44,018
12/31/99.................................................   45,985             53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS     1 YEAR
                                                              --------     -------     ------
Investment Division*
     AGSPC Stock Index Division Ten.........................  359.85%      230.40%     19.37%
Benchmark Comparison
     S&P 500 Index..........................................  432.83%      251.15%     21.05%


---------------

* This Division was initiated on April 26, 1987.

Dreyfus Variable Investment Fund -- Small Cap Division Eighteen Performance Compared to Russell 2000

                      HYPOTHETICAL $10,000 ACCOUNT VALUE*
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                       DREYFUS SMALL CAP                                     RUSSELL 2000
                       DIVISION EIGHTEEN                                        INDEX
---------------------------------------------------------------              ------------
08/31/90.............................................  $ 10,000                $10,000
12/31/90.............................................    10,168                  9,577
12/31/91.............................................    26,105                 13,996
12/31/92.............................................    44,181                 16,572
12/31/93.............................................    73,477                 19,701
12/31/94.............................................    78,125                 19,341
12/31/95.............................................    99,825                 24,844
12/31/96.............................................   114,938                 28,942
12/31/97.............................................   132,607                 35,414
12/31/98.............................................   126,628                 34,513
                                                        154,237                 41,849


                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION     5 YEARS   1 YEAR
                                                              ---------     -------   ------
Investment Division*
     Dreyfus Small Cap Division Eighteen...................   1,442.37%      97.42%   21.80%
Benchmark Comparison
     Russell 2000..........................................     318.49%     116.37%   21.26%


---------------

* This Division was initiated July 11, 1994.

Templeton Asset Strategy* Division Nineteen Performance Compared to MSCI All Country World Free Index and JP Morgan Global Government Bond Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                             JP MORGAN
                                                                  MSCI         GLOBAL
                  TEMPLETON ASSET STRATEGY                        WORLD      GOVERNMENT
                     DIVISION NINETEEN                            INDEX      BOND INDEX
------------------------------------------------------------     -------     ----------
01/01/90...........................................  $10,000     $10,000      $10,000
12/31/90...........................................    9,087       8,298       11,176
12/31/91...........................................   11,461       9,815       12,902
12/31/92...........................................   12,234       9,303       13,490
12/31/93...........................................   15,242      11,396       15,144
12/31/94...........................................   14,597      11,974       15,338
12/31/95...........................................   17,665      14,455       18,300
12/31/96...........................................   20,738      16,404       19,105
12/31/97...........................................   23,656      18,990       19,373
12/31/98...........................................   24,855      23,611       22,340
12/31/99...........................................   30,166      29,499       21,205


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Templeton Asset Strategy Division Nineteen...........   201.66%      106.67%       21.37%
Benchmark Comparison
     MSCI All Country World Free Index....................   194.99%      146.35%       24.94%
     JP Morgan Global Government Bond Index...............   153.36%       89.33%       12.04%


---------------


 * The Templeton Asset Strategy Fund was formerly known as the Templeton Asset Allocation Fund.



** This division was initiated on July 11, 1994.

Templeton International Securities* Division Twenty Performance Compared to MSCI World Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                                                                                 MSCI
                 TEMPLETON INTERNATIONAL SECURITIES                             WORLD
                           DIVISION TWENTY                                      INDEX
---------------------------------------------------------------------          --------
05/01/92...................................................  $10,000           $10,000
12/31/92...................................................    9,311            10,182
12/31/93...................................................   13,549            12,474
12/31/94...................................................   13,077            13,107
12/31/95...................................................   14,952            15,823
12/31/96...................................................   18,317            17,955
12/31/97...................................................   20,613            20,786
12/31/98...................................................   22,251            25,844
12/31/99...................................................   27,169            32,289


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division**
     Templeton International Securities Division Twenty...   171.69%      107.76%       22.10%
Benchmark Comparison
     MSCI World Index.....................................   222.89%      146.35%       24.94%


---------------


 * The Templeton International Securities Fund was formerly known as the Templeton International Fund.



** This Division was initiated on July 11, 1994.


                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is the Distributor, an affiliate of VALIC. The Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc. in Florida and Illinois, respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.


     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company (VAMCO) was the principal underwriter for VALIC Separate Account A. The sales commission paid for the year 1999 was $23,245,799.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the Company's Separate Account A at December 31, 1999 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen, Fourteen, Fifteen, Sixteen, Seventeen, Eighteen, Nineteen, and Twenty are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1999.

                               TABLE OF CONTENTS


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A - ANNUAL REPORT
DECEMBER 31, 1999


Report of Independent Auditors...........................................  1
Summary of Financial Statements..........................................  3
Statements of Net Assets.................................................  4
Statements of Operations.................................................  8
Statements of Changes in Net Assets...................................... 14
Notes to Financial Statements............................................ 34
Supplemental Information................................................. 39

                         REPORT OF INDEPENDENT AUDITORS                        1

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, and 48 through 60 inclusive) comprising the Separate Account as of December 31, 1999. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 50, inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from August 26, 1998 (inception) to December 31, 1998; except for divisions 51 through 54, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from September 22, 1998 (inception) to December 31, 1998; and except for divisions 55 through 57, inclusive, for which we have audited the statements of operations and changes in net assets for the period from January 4, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with accounting principles generally accepted in the United States.


                                  /s/ ERNST & YOUNG LLP
                                      -------------------------
                                      ERNST & YOUNG LLP


Houston, Texas
February 22, 2000

                         SUMMARY OF FINANCIAL STATEMENTS                       3

STATEMENT OF NET ASSETS
December 31, 1999


                                                                                             ALL DIVISIONS
                                                                                           ----------------
ASSETS:

Total investment in shares of mutual funds, at market (cost $15,133,600,700) ...........   $ 21,292,842,069
Balance due from VALIC general account, net ............................................         17,655,894
Payable for mutual fund purchases, net .................................................         (4,388,902)
                                                                                           ----------------
NET ASSETS .............................................................................   $ 21,306,109,061
                                                                                           ----------------
Contract Owner Reserves and Capital Surplus:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial withdrawals with right of
   reinvestment) .......................................................................   $ 21,173,161,490
Reserves for annuity contracts on benefit ..............................................         27,942,008
Capital surplus (Note C) ...............................................................        105,005,563
                                                                                           ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ......................................   $ 21,306,109,061
                                                                                           ----------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999

                                                                                            ALL DIVISIONS
                                                                                           ----------------
INVESTMENT INCOME:

Dividends from mutual funds ............................................................   $    200,790,831
                                                                                           ----------------
EXPENSES:

Mortality and expense risk charge ......................................................        182,974,740
Reimbursement of expenses (Note C) .....................................................        (10,256,222)
                                                                                           ----------------
   Total expenses ......................................................................        172,718,518
                                                                                           ----------------
NET INVESTMENT INCOME ..................................................................         28,072,313
                                                                                           ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments .......................................................        492,418,714
Capital gains distributions from mutual funds ..........................................      1,237,635,279
Net unrealized appreciation of investments during the period ...........................      2,750,587,412
                                                                                           ----------------
   Net realized and unrealized gain on investments .....................................      4,480,641,405
                                                                                           ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................   $  4,508,713,718
                                                                                           ----------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         ALL DIVISIONS
                                                                                           ----------------------------------------
                                                                                               FOR THE                 FOR THE
                                                                                              YEAR ENDED              YEAR ENDED
                                                                                           DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                                           -----------------       ----------------
OPERATIONS:

Net investment income...................................................................   $      28,072,313       $     32,906,355
Net realized gain on investments........................................................         492,418,714            256,062,773
Capital gains distributions from mutual funds...........................................       1,237,635,279            599,950,396
Net unrealized appreciation of investments during the period............................       2,750,587,412          1,171,591,212
                                                                                           -----------------       ----------------
   Increase in net assets resulting from operations ....................................       4,508,713,718          2,060,510,736
                                                                                           -----------------       ----------------
PRINCIPAL TRANSACTIONS:

Purchase payments ......................................................................       2,904,038,286          2,363,611,667
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ....      (1,008,041,123)          (576,063,916)
Annuity benefit payments ...............................................................          (3,151,245)            (2,688,910)
Amounts transferred from VALIC general account, net.....................................         312,589,668            419,275,772
                                                                                           -----------------       ----------------
   Increase in net assets resulting from principal transactions ........................       2,205,435,586          2,204,134,613
                                                                                           -----------------       ----------------
Total increase in net assets............................................................       6,714,149,304          4,264,645,349

NET ASSETS:

Beginning of period.....................................................................      14,591,959,757         10,327,314,408
                                                                                           -----------------       ----------------
End of period...........................................................................   $  21,306,109,061       $ 14,591,959,757
                                                                                           -----------------       ----------------


SEE NOTES TO FINANCIAL STATEMENTS.

4                             FINANCIAL STATEMENTS


                                                                 AGSPC             AGSPC            AGSPC
STATEMENTS OF NET ASSETS                                     INTERNATIONAL         MIDCAP         SMALL CAP
December 31, 1999                                              EQUITIES            INDEX            INDEX
                                                                FUND -             FUND -           FUND -
                                                              DIVISION 11        DIVISION 4       DIVISION 14       DIVISION 10A
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  175,007,894    $  876,866,818    $  241,145,168    $  590,443,067
Balance due from (to) VALIC general account ..............        2,029,474             9,382            27,128          (319,779)
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  176,828,231    $  876,371,622    $  241,010,780    $  574,871,892
Reserves for annuity contracts on benefit ................          209,137           504,578           161,516        15,251,396
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

                                                               AMERICAN         AMERICAN           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        GENERAL          GENERAL           GENERAL            GENERAL
December 31, 1999                                            INTERNATIONAL      LARGE CAP          LARGE CAP          MID CAP
                                                              VALUE FUND -     GROWTH FUND -      VALUE FUND -      GROWTH FUND
                                                              DIVISION 34       DIVISION 39       DIVISION 40       DIVISION 37
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,096,689    $   21,699,827    $    4,473,480    $    7,065,815
Balance due from (to) VALIC general account ..............            2,758            81,423             3,679             5,305
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    1,126,250    $   16,976,274    $      657,997    $    1,243,896
Reserves for annuity contracts on benefit ................             --                --                --                --
 Capital surplus (Note C) ................................        6,973,197         4,804,976         3,819,162         5,827,224
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------


                                                               DREYFUS           NEUBERGER         PUTNAM              PUTNAM
STATEMENTS OF NET ASSETS                                       FOUNDERS           BERMAN           GLOBAL               NEW
December 31, 1999                                               GROWTH           GUARDIAN          GROWTH           OPPORTUNITIES
                                                                FUND -            TRUST -           FUND -              FUND -
                                                              DIVISION 30       DIVISION 29       DIVISION 28       DIVISION 26
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  874,457,709    $   59,467,223    $  495,732,851    $1,014,850,850
Balance due from (to) VALIC general account ..............        1,861,813            50,794         2,263,104         3,449,185
Receivable (payable) for mutual fund sales (purchases) ...         (830,550)          (21,490)       (1,135,006)       (1,827,956)
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  875,377,940    $   59,482,061    $  496,733,062    $1,016,427,721
Reserves for annuity contracts on benefit ................          111,032            14,466           127,887            44,358
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             5

STATEMENTS OF NET ASSETS
December 31, 1999                                                          AGSPC STOCK INDEX FUND
                                                             --------------------------------------------------
                                                              DIVISION 10B      DIVISION 10C      DIVISION 10D
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $   45,355,666    $4,551,706,741    $   59,387,213
Balance due from (to) VALIC general account ..............          (37,562)        1,396,109             4,396
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $   43,269,244    $4,548,703,203    $   59,146,967
Reserves for annuity contracts on benefit ................        2,048,860         4,399,647           244,642
 Capital surplus (Note C) ................................             --                --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------


                                                                                   AGSPC           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        AGSPC             GROWTH &         CENTURY            GENERAL
December 31, 1999                                               GROWTH            INCOME            ULTRA           INTERNATIONAL
                                                                FUND -             FUND -           FUND -          GROWTH FUND -
                                                              DIVISION 15        DIVISION 16      DIVISION 31        DIVISION 33
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $1,218,557,601    $  336,589,500    $1,023,333,380    $    6,847,182
Balance due from (to) VALIC general account ..............          104,803            34,010         3,260,572            11,199
Receivable (payable) for mutual fund sales (purchases) ...             --                --          (1,172,899)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $1,217,972,085    $  336,543,298    $1,024,997,082    $      824,550
Reserves for annuity contracts on benefit ................          690,319            80,212           423,971              --
 Capital surplus (Note C) ................................             --                --                --           6,033,831
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------




STATEMENTS OF NET ASSETS
December 31, 1999
                                                               AMERICAN          AMERICAN          AMERICAN
                                                               GENERAL           GENERAL           GENERAL
                                                               MID CAP          SMALL CAP          SMALL CAP
                                                              VALUE FUND       GROWTH FUND -       VALUE FUND -
                                                              DIVISION 38       DIVISION 35        DIVISION 36
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,329,863    $   16,642,631    $    4,470,644
Balance due from (to) VALIC general account ..............           11,302            71,324             1,032
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    2,264,145    $    7,749,930    $      267,346
Reserves for annuity contracts on benefit ................             --                --                --
 Capital surplus (Note C) ................................        6,077,020         8,964,025         4,204,330
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                             DREYFUS VARIABLE   EVERGREEN         EVERGREEN
                                                             INVESTMENT FUND -  GROWTH AND         SMALL CAP         EVERGREEN
                                                                SMALL CAP        INCOME             VALUE             VALUE
                                                                PORTFOLIO         FUND -            FUND -             FUND -
                                                                DIVISION 18     DIVISION 56       DIVISION 55        DIVISION 57
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  779,491,073    $        6,220    $          243    $        4,388
Balance due from (to) VALIC general account ..............         (127,757)               24                (1)               (3)
Receivable (payable) for mutual fund sales (purchases) ...          242,882              --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  779,288,796    $        6,244    $          242    $        4,385
Reserves for annuity contracts on benefit ................          317,402              --                --                --
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

STATEMENTS OF NET ASSETS
December 31, 1999
                                                              PUTNAM OTC &       SCUDDER
                                                               EMERGING         GROWTH AND       T. ROWE PRICE
                                                               GROWTH            INCOME         SMALL-CAP STOCK
                                                                FUND -            FUND -             FUND -
                                                              DIVISION 27       DIVISION 21        DIVISION 51
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  431,252,004    $  246,635,934    $    8,738,757
Balance due from (to) VALIC general account ..............        1,081,239           293,361            18,110
Receivable (payable) for mutual fund sales (purchases) ...         (671,496)          (20,902)            1,147
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  431,575,216    $  246,812,922    $    8,758,014
Reserves for annuity contracts on benefit ................           86,531            95,471              --
 Capital surplus (Note C) ................................            --                 --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                                                                                     AMERICAN
                                                              TEMPLETON          TEMPLETON         VANGUARD           GENERAL
                                                               FOREIGN         INTERNATIONAL      WINDSOR II         BALANCED
                                                                FUND -             FUND -           FUND -             FUND -
                                                              DIVISION 32        DIVISION 20      DIVISION 24        DIVISION 42
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  336,480,225    $  817,303,148    $  732,870,656    $    9,953,676
Balance due from (to) VALIC general account ..............         (232,426)        1,784,124           243,278            13,511
Receivable (payable) for mutual fund sales (purchases) ...        2,067,517            65,094          (258,676)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  338,261,796    $  818,845,742    $  732,691,320    $    3,280,905
Reserves for annuity contracts on benefit ................           53,520           306,624           163,938             --
 Capital surplus (Note C) ................................             --                --                --           6,686,282
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

6                             FINANCIAL STATEMENTS


                                                                                                                           AGSPC
STATEMENTS OF NET ASSETS                                                 VANGUARD                                        GOVERNMENT
December 31, 1999                                                       WELLINGTON   AGSPC CAPITAL CONSERVATION FUND -   SECURITIES
                                                                           FUND -    ---------------------------------     FUND -
                                                                        DIVISION 25     DIVISION 1     DIVISION 7        DIVISION 8
                                                                       ------------- ----------------  --------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $569,864,636   $ 5,194,143     $ 51,502,808    $ 93,312,643
Balance due from (to) VALIC general account ..........................       (85,749)        9,160           21,200          (7,864)
Receivable (payable) for mutual fund sales (purchases) ...............       265,989            --               --              --
                                                                        ------------   -----------     ------------    ------------
NET ASSETS ...........................................................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $569,823,378   $ 5,199,068     $ 51,524,008    $ 93,304,779
Reserves for annuity contracts on benefit ............................       221,498         4,235               --              --
Capital surplus (Note C) .............................................            --            --               --              --
                                                                        ------------   -----------     ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------


STATEMENTS OF NET ASSETS                                                   AGSPC            AGSPC         AMERICAN
December 31, 1999                                                        SCIENCE &         SOCIAL     GENERAL SOCIALLY
                                                                         TECHNOLOGY       AWARENESS      RESPONSIBLE   AGSPC MONEY
                                                                           FUND -           FUND -          FUND -     MARKET FUND -
                                                                         DIVISION 17     DIVISION 12     DIVISION 41   DIVISION 2
                                                                        --------------   ------------ ---------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $3,406,706,628   $618,968,226    $12,225,981   $4,167,220
Balance due from (to) VALIC general account ..........................       4,735,467        (46,958)        12,104       11,866
Receivable (payable) for mutual fund sales (purchases) ...............              --             --             --           --
                                                                        --------------   ------------    -----------   ----------
NET ASSETS ...........................................................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $3,410,138,310   $618,575,740    $ 4,669,512   $4,179,086
Reserves for annuity contracts on benefit ............................       1,303,785        345,528             --           --
Capital surplus (Note C) .............................................              --             --      7,568,573           --
                                                                        --------------   ------------    -----------   ----------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------


STATEMENTS OF NET ASSETS                                                  VANGUARD          AGSPC
December 31, 1999                                                       LIFESTRATEGY        ASSET         TEMPLETON
                                                                          MODERATE        ALLOCATION      ALLOCATION
                                                                        GROWTH FUND -       FUND -           FUND -
                                                                         DIVISION 53      DIVISION 5      DIVISION 19
                                                                        -------------    -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $  32,046,248    $ 260,891,195   $ 323,940,365
Balance due from (to) VALIC general account ..........................        132,784          162,943        (130,432)
Receivable (payable) for mutual fund sales (purchases) ...............       (110,319)              --        (131,537)
                                                                        -------------    -------------   -------------
NET ASSETS ...........................................................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $  32,068,713    $ 260,830,021   $ 323,294,066
Reserves for annuity contracts on benefit ............................             --          224,117         384,330
Capital surplus (Note C) .............................................             --               --              --
                                                                        -------------    -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             7

STATEMENTS OF NET ASSETS
December 31, 1999                                                            AGSPC         AMERICAN      AMERICAN        AMERICAN
                                                                          INTERNATIONAL     GENERAL      GENERAL         GENERAL
                                                                           GOVERNMENT        CORE        DOMESTIC       HIGH YIELD
                                                                           BOND FUND -    BOND FUND -   BOND FUND -     BOND FUND -
                                                                           DIVISION 13    DIVISION 58   DIVISION 43     DIVISION 60
                                                                          -------------  ------------- -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $ 149,120,828  $   5,168,278 $   1,830,628   $   5,587,119
Balance due from (to) VALIC general account ..........................       (1,784,215)           103         2,420             234
Receivable (payable) for mutual fund sales (purchases) ...............               --             --            --              --
                                                                          -------------  ------------- -------------   -------------
NET ASSETS ...........................................................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 147,282,364  $      65,708 $     563,854   $     149,820
Reserves for annuity contracts on benefit ............................           54,249             --            --              --
Capital surplus (Note C) .............................................               --      5,102,673     1,269,194       5,437,533
                                                                          -------------  ------------- -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

STATEMENTS OF NET ASSETS
December 31, 1999                                                           AMERICAN
                                                                             GENERAL        VANGUARD            VANGUARD
                                                                            STRATEGIC       LONG-TERM           LONG-TERM
                                                                           BOND FUND -    CORPORATE FUND -    TREASURY FUND -
                                                                           DIVISION 59     DIVISION 22          DIVISION 23
                                                                          -------------   ----------------    ---------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $   5,506,171     $  68,263,542      $ 141,856,062
Balance due from (to) VALIC general account ..........................              335           186,923            834,134
Receivable (payable) for mutual fund sales (purchases) ...............               --           (11,709)          (371,585)
                                                                          -------------     -------------      -------------
NET ASSETS ...........................................................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $      38,482     $  68,397,606      $ 142,307,011
Reserves for annuity contracts on benefit ............................               --            41,150             11,600
Capital surplus (Note C) .............................................        5,468,024                --                 --
                                                                          -------------     -------------      -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------


STATEMENTS OF NET ASSETS                                                                     AMERICAN          AMERICAN
December 31, 1999                                                                            GENERAL           GENERAL
                                                                           AGSPC MONEY     MONEY MARKET     CONSERVATIVE GROWTH
                                                                          MARKET FUND -       FUND -          LIFESTYLE FUND -
                                                                           DIVISION 6       DIVISION 44        DIVISION 50
                                                                          -------------    -------------    -------------------

ASSETS:
Investment in shares of mutual funds, at market ......................    $ 459,787,520    $  11,553,720        $   8,699,095
Balance due from (to) VALIC general account ..........................       (4,431,676)          28,543               19,787
Receivable (payable) for mutual fund sales (purchases) ...............               --               --                   --
                                                                          -------------    -------------        -------------
NET ASSETS ...........................................................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 455,339,835    $   6,257,572        $   2,113,653
Reserves for annuity contracts on benefit ............................           16,009               --                   --
Capital surplus (Note C) .............................................               --        5,324,691            6,605,229
                                                                          -------------    -------------        -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------


STATEMENTS OF NET ASSETS                                                     AMERICAN          AMERICAN
December 31, 1999                                                            GENERAL           GENERAL
                                                                              GROWTH         MODERATE GROWTH
                                                                          LIFESTYLE FUND -   LIFESTYLE FUND -
                                                                            DIVISION 48        DIVISION 49
                                                                          ----------------   ----------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $  10,625,442       $  12,526,733
Balance due from (to) VALIC general account ..........................            25,237              42,928
Receivable (payable) for mutual fund sales (purchases) ...............                --                  --
                                                                           -------------       -------------
NET ASSETS ...........................................................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   2,875,158       $   5,505,583
Reserves for annuity contracts on benefit ............................                --                  --
Capital surplus (Note C) .............................................         7,775,521           7,064,078
                                                                           -------------       -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------



STATEMENTS OF NET ASSETS                                                    VANGUARD
December 31, 1999                                                          LIFESTRATEGY       VANGUARD
                                                                           CONSERVATIVE     LIFESTRATEGY
                                                                           GROWTH FUND -    GROWTH FUND -
                                                                            DIVISION 54      DIVISION 52
                                                                           --------------   --------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $   5,319,180    $  24,913,522
Balance due from (to) VALIC general account ..........................           195,040          326,669
Receivable (payable) for mutual fund sales (purchases) ...............          (189,439)        (277,967)
                                                                           -------------    -------------
NET ASSETS ...........................................................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   5,324,781    $  24,962,224
Reserves for annuity contracts on benefit ............................                --               --
Capital surplus (Note C) .............................................                --               --
                                                                           -------------    -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------

8                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 AGSPC             AGSPC               AGSPC
                                                             INTERNATIONAL         MIDCAP            SMALL CAP
                                                               EQUITIES            INDEX               INDEX
                                                                FUND -             FUND -              FUND -
                                                              DIVISION 11        DIVISION 4         DIVISION 14       DIVISION 10A
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $   1,788,128      $   6,878,578      $   2,414,127      $   5,674,702
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................         1,510,709          8,083,887          2,143,563          5,630,338
Reimbursement of expenses ..............................                --                 --                 --                 --
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................         1,510,709          8,083,887          2,143,563          5,630,338
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................           277,419         (1,205,309)           270,564             44,364
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................        10,094,468         54,717,361         15,168,549         50,306,023
Capital gains distributions from mutual funds ..........         8,117,049        194,003,989         21,011,129          4,737,369
Net unrealized appreciation (depreciation)
   of investments during the period ....................        20,902,728       (141,415,147)         4,167,711         45,440,162
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain on investments ........        39,114,245        107,306,203         40,347,389        100,483,554
                                                             -------------      -------------      -------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $  39,391,664      $ 106,100,894      $  40,617,953      $ 100,527,918
                                                             -------------      -------------      -------------      -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                               AMERICAN           AMERICAN            AMERICAN         AMERICAN
                                                               GENERAL            GENERAL             GENERAL           GENERAL
                                                             INTERNATIONAL       LARGE CAP           LARGE CAP          MID CAP
                                                              VALUE FUND -      GROWTH FUND -       VALUE FUND -      GROWTH FUND -
                                                              DIVISION 34        DIVISION 39        DIVISION 40        DIVISION 37
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $      72,614      $       8,826      $      47,885      $          --
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................             2,951             55,394              3,021              4,606
Reimbursement of expenses ..............................              (813)           (22,462)              (988)            (1,410)
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................             2,138             32,932              2,033              3,196
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................            70,476            (24,106)            45,852             (3,196)
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................            50,532            196,164             63,723             21,955
Capital gains distributions from mutual funds ..........           358,216            634,398            650,214            710,827
Net unrealized appreciation (depreciation)
   of investments during the period ....................         2,597,347          3,810,394           (552,152)          (258,735)
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain (loss)on investments ..         3,006,095          4,640,956            161,785            474,047
                                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $   3,076,571      $   4,616,850      $     207,637      $     470,851
                                                             -------------      -------------      -------------      -------------


(*)Since inception January 4, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                              9



                                                                                                                         AGSPC
                                                                          AGSPC STOCK INDEX FUND -                       GROWTH
                                                                ------------------------------------------------         FUND -
                                                                DIVISION 10B     DIVISION 10C       DIVISION 10D       DIVISION 15
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $   438,856      $  39,607,878      $    576,997      $          --
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................         223,569         38,759,190           572,435         11,859,802
Reimbursement of expenses .................................         (94,122)                --                --                 --
                                                                -----------      -------------      ------------      -------------
 Total expenses ...........................................         129,447         38,759,190           572,435         11,859,802
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................         309,409            848,688             4,562        (11,859,802)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       5,087,126         58,888,546         6,938,320         65,180,424
Capital gains distributions from mutual funds .............         362,359         36,367,266           471,902         50,296,770
Net unrealized appreciation (depreciation)
   of investments during the period .......................       2,257,759        612,628,344         2,683,181        (29,390,145)
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain on investments ...........       7,707,244        707,884,156        10,093,403         86,087,049
                                                                -----------      -------------      ------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 8,016,653      $ 708,732,844      $ 10,097,965      $  74,227,247
                                                                -----------      -------------      ------------      -------------


                                                                   AGSPC                              AMERICAN
                                                                  GROWTH &       AMERICAN CENTURY     GENERAL
                                                                   INCOME            ULTRA          INTERNATIONAL
                                                                   FUND -            FUND -         GROWTH FUND -
                                                                DIVISION 16        DIVISION 31       DIVISION 33
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $  1,240,444      $          --      $    84,670
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................        3,039,334          7,951,342            1,814
Reimbursement of expenses .................................               --         (1,545,916)            (630)
                                                                ------------      -------------      -----------
 Total expenses ...........................................        3,039,334          6,405,426            1,184
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................       (1,798,890)        (6,405,426)          83,486
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       14,837,619          5,962,303           12,371
Capital gains distributions from mutual funds .............       33,787,657         29,663,737          179,573
Net unrealized appreciation (depreciation)
   of investments during the period .......................       13,472,567        227,838,963        2,105,762
                                                                ------------      -------------      -----------
Net realized and unrealized gain on investments ...........       62,097,843        263,465,003        2,297,706
                                                                ------------      -------------      -----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 60,298,953      $ 257,059,577      $ 2,381,192
                                                                ------------      -------------      -----------


                                                                 AMERICAN          AMERICAN          AMERICAN       DREYFUS VARIABLE
                                                                  GENERAL           GENERAL           GENERAL       INVESTMENT FUND-
                                                                  MID CAP          SMALL CAP         SMALL CAP         SMALL CAP
                                                                VALUE FUND -     GROWTH FUND -      VALUE FUND -       PORTFOLIO -
                                                                DIVISION 38       DIVISION 35       DIVISION 36        DIVISION 18
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $    39,296      $          --      $     56,427      $     550,577
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................           8,195             17,485             1,592          9,073,382
Reimbursement of expenses .................................          (3,000)            (6,824)             (445)        (1,114,672)
                                                                -----------      -------------      ------------      -------------
Total expenses ............................................           5,195             10,661             1,147          7,958,710
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................          34,101            (10,661)           55,280         (7,408,133)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................         156,954            128,821             6,489         63,772,555
Capital gains distributions from mutual funds .............       1,894,986          1,115,791           145,670                 --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        (764,242)         4,835,156          (493,258)        89,787,753
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain (loss)on investments .....       1,287,698          6,079,768          (341,099)       153,560,308
                                                                -----------      -------------      ------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 1,321,799      $   6,069,107      $   (285,819)     $ 146,152,175
                                                                -----------      -------------      ------------      -------------

                                                                 EVERGREEN          EVERGREEN
                                                                   GROWTH           SMALL CAP         EVERGREEN
                                                                 AND INCOME           VALUE             VALUE
                                                                   FUND -             FUND -            FUND -
                                                                DIVISION 56(*)    DIVISION 55(*)    DIVISION 57(*)
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $         --      $          --      $        11
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................                5                 --                9
Reimbursement of expenses .................................               --                 --               (2)
                                                                ------------      -------------      -----------
Total expenses ............................................                5                 --                7
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................               (5)                --                4
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................               31                 --               --
Capital gains distributions from mutual funds .............                7                 --              262
Net unrealized appreciation (depreciation)
   of investments during the period .......................              370                 --             (319)
                                                                ------------      -------------      -----------
Net realized and unrealized gain (loss)on investments .....              408                 --              (57)
                                                                ------------      -------------      -----------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $        403      $          --      $       (53)
                                                                ------------      -------------      -----------

10                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  DREYFUS         NEUBERGER         PUTNAM           PUTNAM
                                                                 FOUNDERS          BERMAN           GLOBAL             NEW
                                                                  GROWTH          GUARDIAN          GROWTH        OPPORTUNITIES
                                                                   FUND -          TRUST -          FUND -            FUND -
                                                                DIVISION 30      DIVISION 29      DIVISION 28      DIVISION 26
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $     461,168    $          --    $          --
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       7,395,427          763,578        3,336,299        7,275,209
Reimbursement of expenses ..................................      (1,510,809)        (153,822)        (678,613)      (1,481,777)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       5,884,618          609,756        2,657,686        5,793,432
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (5,884,618)        (148,588)      (2,657,686)      (5,793,432)
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       4,207,339          232,115        4,532,574        5,405,004
Capital gains distributions from mutual funds ..............     127,949,776       10,764,888       43,772,448       73,606,083
Net unrealized appreciation (depreciation)
   of investments during the period ........................      95,948,371       (6,452,929)     131,823,273      313,953,044
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     228,105,486        4,544,074      180,128,295      392,964,131
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 222,220,868    $   4,395,486    $ 177,470,609    $ 387,170,699
                                                               -------------    -------------    -------------    -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 VANGUARD                                               AGSPC
                                                                WELLINGTON    AGSPC CAPITAL CONSERVATION FUND -      GOVERNMENT
                                                                   FUND -     ---------------------------------   SECURITIES FUND -
                                                                DIVISION 25     DIVISION 1         DIVISION 7         DIVISION 8
                                                               -------------  ---------------    --------------   -----------------

INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,439,202    $     372,745    $   3,588,581    $   5,630,206
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       6,330,047           58,712          562,336        1,043,310
Reimbursement of expenses ..................................              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       6,330,047           58,712          562,336        1,043,310
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................      14,109,155          314,033        3,026,245        4,586,896
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,861,183          (76,164)           8,827          661,487
Capital gains distributions from mutual funds ..............      28,847,888               --               --               --
Net unrealized depreciation
   of investments during the period ........................     (30,879,706)        (326,155)      (3,853,099)      (9,319,026)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (170,635)        (402,319)      (3,844,272)      (8,657,539)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $  13,938,520    $     (88,286)   $    (818,027)   $  (4,070,643)
                                                               -------------    -------------    -------------    -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            11



STATEMENTS OF OPERATIONS                                       PUTNAM OTC &        SCUDDER
For the Year Ended December 31, 1999                             EMERGING        GROWTH AND      T. ROWE PRICE      TEMPLETON
                                                                  GROWTH           INCOME          SMALL-CAP         FOREIGN
                                                                   FUND -          FUND -        STOCK FUND -         FUND -
                                                                DIVISION 27      DIVISION 21      DIVISION 51      DIVISION 32
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $   4,675,796    $      28,773    $   8,916,410
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       2,422,441        3,097,648           49,327        3,329,351
Reimbursement of expenses ..................................        (488,210)        (624,445)              --       (1,967,750)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,934,231        2,473,203           49,327        1,361,601
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (1,934,231)       2,202,593          (20,554)       7,554,809
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       9,704,876        3,895,314           40,991       (2,951,879)
Capital gains distributions from mutual funds ..............      20,649,440        6,380,872          320,107        2,706,922
Net unrealized appreciation (depreciation)
   of investments during the period ........................     182,753,857         (283,526)       1,008,645       80,764,072
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     213,108,173        9,992,660        1,369,743       80,519,115
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 211,173,942    $  12,195,253    $   1,349,189    $  88,073,924
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                         TEMPLETON       VANGUARD          AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL    WINDSOR II          GENERAL
                                                                   FUND -          FUND -       BALANCED FUND -
                                                                DIVISION 20     DIVISION 24       DIVISION 42
                                                               -------------   -------------    ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,611,275   $  17,860,760    $     196,132
                                                               -------------   -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       9,363,281       9,472,517           12,085
Reimbursement of expenses ..................................              --              --           (4,448)
                                                               -------------   -------------    -------------
   Total expenses ..........................................       9,363,281       9,472,517            7,637
                                                               -------------   -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      11,247,994       8,388,243          188,495
                                                               -------------   -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................      48,058,679       6,166,843           30,618
Capital gains distributions from mutual funds ..............      71,597,060      67,184,211          432,947
Net unrealized appreciation (depreciation)
   of investments during the period ........................      22,890,344    (144,035,946)         350,211
                                                               -------------   -------------    -------------
Net realized and unrealized gain (loss) on investments .....     142,546,083     (70,684,892)         813,776
                                                               -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 153,794,077   $ (62,296,649)   $   1,002,271
                                                               -------------   -------------    -------------



STATEMENTS OF OPERATIONS                                           AGSPC          AMERICAN         AMERICAN         AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL       GENERAL          GENERAL          GENERAL
                                                                GOVERNMENT          CORE            DOMESTIC       HIGH YIELD
                                                                BOND FUND -      BOND FUND -      BOND FUND -      BOND FUND -
                                                                DIVISION 13      DIVISION 58      DIVISION 43      DIVISION 60
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $   5,352,492    $     321,342    $     100,593    $     491,864
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       1,576,167              483            2,594              937
Reimbursement of expenses ..................................              --             (123)            (907)            (234)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,576,167              360            1,687              703
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................       3,776,325          320,982           98,906          491,161
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,059,581             (446)          (7,296)            (357)
Capital gains distributions from mutual funds ..............         103,421               --               36               --
Net unrealized depreciation
   of investments during the period ........................     (16,515,559)        (380,782)        (139,402)        (333,976)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............     (15,352,557)        (381,228)        (146,662)        (334,333)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ (11,576,232)   $     (60,246)   $     (47,756)   $     156,828
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                        AMERICAN
For the Year Ended December 31, 1999                             GENERAL          VANGUARD         VANGUARD
                                                                STRATEGIC        LONG-TERM         LONG-TERM
                                                                BOND FUND -    CORPORATE FUND -  TREASURY FUND -
                                                                DIVISION 59      DIVISION 22       DIVISION 23
                                                               -------------   ----------------  --------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $     414,269    $   4,408,788    $   8,420,055
                                                               -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................             118          825,583        1,766,917
Reimbursement of expenses ..................................             (47)        (168,423)        (354,616)
                                                               -------------    -------------    -------------
   Total expenses ..........................................              71          657,160        1,412,301
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME ......................................         414,198        3,751,628        7,007,754
                                                               -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................               7         (398,632)        (687,054)
Capital gains distributions from mutual funds ..............              --          410,483        1,589,174
Net unrealized depreciation
   of investments during the period ........................        (211,104)      (8,721,370)     (21,800,390)
                                                               -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (211,097)      (8,709,519)     (20,898,270)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     203,101    $  (4,957,891)   $ (13,890,516)
                                                               -------------    -------------    -------------

12                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                    AGSPC            AGSPC           AMERICAN
                                                                  SCIENCE &         SOCIAL       GENERAL SOCIALLY
                                                                 TECHNOLOGY        AWARENESS       RESPONSIBLE        AGSPC MONEY
                                                                    FUND -           FUND -            FUND -         MARKET FUND -
                                                                 DIVISION 17      DIVISION 12       DIVISION 41        DIVISION 2
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................  $            --   $     4,238,975   $        89,881   $       206,849
                                                              ---------------   ---------------   ---------------   ---------------
EXPENSES:
Mortality and expense risk charge ..........................       19,907,095         5,292,189            16,648            44,475
Reimbursement of expenses ..................................               --                --            (6,574)               --
                                                              ---------------   ---------------   ---------------   ---------------
   Total expenses ..........................................       19,907,095         5,292,189            10,074            44,475
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS) ...............................      (19,907,095)       (1,053,214)           79,807           162,374
                                                              ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       30,613,817         8,179,859            64,508                --
Capital gains distributions from mutual funds ..............      328,749,980        22,439,556           391,925                --
Net unrealized appreciation (depreciation)
   of investments during the period ........................    1,226,217,782        57,407,741         1,103,235                --
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain on investments ............    1,585,581,579        88,027,156         1,559,668                --
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................  $ 1,565,674,484   $    86,973,942   $     1,639,475   $       162,374
                                                              ---------------   ---------------   ---------------   ---------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  VANGUARD
                                                                LIFESTRATEGY         AGSPC             TEMPLETON
                                                                  MODERATE       ASSET ALLOCATION   ASSET ALLOCATION
                                                                GROWTH FUND -        FUND -              FUND -
                                                                 DIVISION 53       DIVISION 5         DIVISION 19
                                                               ---------------   ---------------   -----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $       770,171   $     6,836,435    $     6,944,378
                                                               ---------------   ---------------    ---------------
EXPENSES:
Mortality and expense risk charge ..........................           159,058         2,472,653          3,749,394
Reimbursement of expenses ..................................                --                --                 --
                                                               ---------------   ---------------    ---------------
   Total expenses ..........................................           159,058         2,472,653          3,749,394
                                                               ---------------   ---------------    ---------------
NET INVESTMENT INCOME ......................................           611,113         4,363,782          3,194,984
                                                               ---------------   ---------------    ---------------
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...........................            29,492         4,428,516         14,669,025
Capital gains distributions from mutual funds ..............           218,753         4,417,585         38,640,994
Net unrealized appreciation
   of investments during the period ........................         1,470,942        11,930,044          4,197,098
                                                               ---------------   ---------------    ---------------
Net realized and unrealized gain on investments ............         1,719,187        20,776,145         57,507,117
                                                               ---------------   ---------------    ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     2,330,300   $    25,139,927    $    60,702,101
                                                               ---------------   ---------------    ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            13


                                                                                                 AMERICAN
                                                                                 AMERICAN         GENERAL            AMERICAN
                                                                                 GENERAL       CONSERVATIVE           GENERAL
                                                                AGSPC MONEY       MONEY            GROWTH             GROWTH
                                                               MARKET FUND -    MARKET FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
                                                                DIVISION 6      DIVISION 44      DIVISION 50        DIVISION 48
                                                               -------------   -------------   ----------------  ----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  16,641,083   $     411,008    $     607,373      $     749,801
                                                               -------------   -------------    -------------      -------------
EXPENSES:
Mortality and expense risk charge ..........................       3,483,010          34,077            8,112              9,678
Reimbursement of expenses ..................................              --          (9,035)          (3,080)            (3,858)
                                                               -------------   -------------    -------------      -------------
   Total expenses ..........................................       3,483,010          25,042            5,032              5,820
                                                               -------------   -------------    -------------      -------------
NET INVESTMENT INCOME (LOSS)................................      13,158,073         385,966          602,341            743,981
                                                               -------------   -------------    -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................              --              --          895,570             63,773
Capital gains distributions from mutual funds ..............              --              --        1,025,645            323,571
Net unrealized appreciation (depreciation)
   of investments during the period ........................              --              --       (1,418,604)         1,217,409
                                                               -------------   -------------    -------------      -------------
Net realized and unrealized gain on investments ............              --              --          502,611          1,604,753
                                                               -------------   -------------    -------------      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  13,158,073   $     385,966    $   1,104,952      $   2,348,734
                                                               -------------   -------------    -------------      -------------


                                                                  AMERICAN
                                                                   GENERAL         VANGUARD
                                                                  MODERATE       LIFESTRATEGY       VANGUARD
                                                                   GROWTH        CONSERVATIVE     LIFESTRATEGY
                                                               LIFESTYLE FUND -  GROWTH FUND -    GROWTH FUND -
                                                                 DIVISION 49      DIVISION 54      DIVISION 52
                                                               ----------------  -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................    $     932,507    $     159,968    $     431,935
                                                                -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................           20,370           27,564          123,427
Reimbursement of expenses ..................................           (8,167)              --               --
                                                                -------------    -------------    -------------
   Total expenses ..........................................           12,203           27,564          123,427
                                                                -------------    -------------    -------------
NET INVESTMENT INCOME ......................................          920,304          132,404          308,508
                                                                -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........................           83,407             (924)          57,727
Capital gains distributions from mutual funds ..............          389,591           35,147          177,605
Net unrealized appreciation
   of investments during the period ........................          497,038           68,926        2,002,755
                                                                -------------    -------------    -------------
Net realized and unrealized gain on investments ............          970,036          103,149        2,238,087
                                                                -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $   1,890,340    $     235,553    $   2,546,595
                                                                -------------    -------------    -------------

14                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                               AGSPC
                                                                       INTERNATIONAL EQUITIES             AGSPC MIDCAP INDEX
                                                                         FUND - DIVISION 11                FUND - DIVISION 4
                                                                    -----------------------------   ------------------------------
                                                                       FOR THE        FOR THE         FOR THE          FOR THE
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER, 31     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) .....................................  $     277,419   $   1,608,036   $  (1,205,309)   $    (689,428)
Net realized gain on investments .................................     10,094,468       4,716,155      54,717,361       26,826,443
Capital gains distributions from mutual funds ....................      8,117,049      11,021,627     194,003,989       69,472,796
Net unrealized appreciation (depreciation)
 of investments during the period ................................     20,902,728       7,346,991    (141,415,147)      30,964,965
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets resulting from operations ....     39,391,664      24,692,809     106,100,894      126,574,776
                                                                    -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     11,942,025      14,604,832      63,479,375       71,049,146
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................     (9,905,756)     (9,033,065)    (51,522,548)     (37,639,412)
Annuity.benefit payments .........................................        (18,915)        (17,602)        (30,425)         (23,570)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................    (12,646,032)    (33,973,374)    (91,656,730)     (40,068,991)
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets
   resulting from principal transactions .........................    (10,628,678)    (28,419,209)    (79,730,328)      (6,682,827)
                                                                    -------------   -------------   -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     28,762,986      (3,726,400)     26,370,566      119,891,949

NET ASSETS:
Beginning of period ..............................................    148,274,382     152,000,782     850,505,634      730,613,685
                                                                    -------------   -------------   -------------    -------------
End of period ....................................................  $ 177,037,368   $ 148,274,382   $ 876,876,200    $ 850,505,634
                                                                    -------------   -------------   -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................    101,811,751     122,716,744     169,039,887      171,065,657
Purchase payments ................................................      7,577,362      10,549,627      12,121,341       16,010,438
Surrenders .......................................................     (6,375,893)     (6,694,955)     (9,823,005)      (8,724,789)
Transfers - interdivision and from (to) VALIC general account ....     (7,974,390)    (24,759,665)    (18,280,774)      (9,311,419)
                                                                    -------------   -------------   -------------    -------------
Total units outstanding, end of period ...........................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------
Units outstanding, by class:
 Standard units ..................................................     94,415,343     101,811,751     151,288,816      169,039,887
 Enhanced units:
  20 bp.reduced ..................................................        348,851              --         523,908               --
  40 bp.reduced ..................................................        274,636              --       1,244,725               --
                                                                    -------------    ------------   -------------    -------------
Accumulation units end of period .................................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------


                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999           1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
Accumulation value per unit:
 Standard unit ...................................................  $    1.860227   $    1.454644   $    5.721920    $    5.029093
 Enhanced unit:
  20 bp.reduced ..................................................       1.898106              --        5.908866               --
  40 bp.reduced ..................................................       1.937488              --        6.116544               --


SEE NOTES TO FINANCIAL STATEMENTS.

                           SEPARATE ACCOUNT A                                 15

                                                                                                       AGSPC STOCK INDEX FUND -
                                                                           AGSPC SMALL CAP          -----------------------------
                                                                      INDEX FUND - DIVISION 14             DIVISION 10A
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE          FOR THE        FOR THE          FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998           1999             1998
                                                                    -------------   -------------   ------------     ------------
OPERATIONS:
Net investment income (loss) .....................................       270,564    $     322,094   $     44,364     $  1,035,631
Net realized gain on investments .................................    15,168,549        8,661,321     50,306,023       36,292,713
Capital gains distributions from mutual funds ....................    21,011,129       18,436,501      4,737,369        2,140,138
Net unrealized appreciation (depreciation)
 of investments during the period ................................     4,167,711      (34,899,835)    45,440,162       82,035,996
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets resulting from operations ....    40,617,953       (7,479,919)   100,527,918      121,504,478
                                                                    ------------    -------------   ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................    23,105,395       28,153,952      2,842,259        4,116,842
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................   (13,990,673)     (11,145,100)   (40,751,241)     (30,874,894)
Annuity benefit payments .........................................        (8,736)          (7,293)    (2,202,048)      (1,996,857)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................   (34,222,314)     (13,919,719)   (18,047,475)     (14,779,077)
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets
    resulting from principal transactions ........................   (25,116,328)       3,081,840    (58,158,505)     (43,533,986)
                                                                    ------------    -------------   ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................    15,501,625       (4,398,079)    42,369,413       77,970,492

NET ASSETS:
Beginning of period ..............................................   225,670,671      230,068,750    547,753,875      469,783,383
                                                                    ------------    -------------   ------------     ------------
End of period ....................................................   241,172,296    $ 225,670,671   $590,123,288     $547,753,875
                                                                    ------------    -------------   ------------     ------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................   107,379,840      106,279,077     23,726,504       25,835,933
Purchase payments ................................................    10,679,162       13,084,095        117,449          206,729
Surrenders .......................................................    (6,306,665)      (5,229,338)    (1,676,844)      (1,549,859)
Transfers - interdivision and from (to) VALIC general account.....   (16,249,038)      (6,753,994)      (745,734)        (766,299)
                                                                    ------------    -------------   ------------     ------------
Total units outstanding, end of period ...........................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------
Units outstanding, by class:
 Standard units ..................................................    94,031,183      107,321,015     21,421,375       23,726,504
 Enhanced units:
  20 bp reduced ..................................................       522,127           58,825             --               --
  40 bp reduced ..................................................       949,989               --             --               --
                                                                    ------------    -------------   ------------     ------------
Accumulation units end of period .................................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------


                                                                                  AGSPC STOCK INDEX FUND -
                                                                             --------------------------------
                                                                                       DIVISION 10B
                                                                             --------------------------------
                                                                               FOR THE              FOR THE
                                                                              YEAR ENDED           YEAR ENDED
                                                                             DECEMBER 31,         DECEMBER 31,
                                                                                1999                  1998
                                                                             -----------          -----------
OPERATIONS:
Net investment income (loss) ............................................    $   309,409          $   358,014
Net realized gain on investments ........................................      5,087,126            2,895,173
Capital gains distributions from mutual funds ...........................        362,359              166,018
Net unrealized appreciation (depreciation)
 of investments during the period .......................................      2,257,759            6,394,969
                                                                             -----------          -----------
  Increase (decrease) in net assets resulting from operations ...........      8,016,653            9,814,174
                                                                             -----------          -----------

PRINCIPAL TRANSACTIONS:
Purchase payments .......................................................        152,691              204,507
Surrenders of accumulation units by terminations,
withdrawals, and maintenance fees .......................................     (4,474,719)          (2,153,577)
Annuity benefit payments ................................................       (371,146)            (327,696)
Amounts transferred interdivision, and from (to)
 VALIC general account ..................................................       (554,251)          (1,934,563)
                                                                             -----------          -----------
  Increase (decrease) in net assets
   resulting from principal transactions ................................     (5,247,425)          (4,211,329)
                                                                             -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................      2,769,228            5,602,845

NET ASSETS:
Beginning of period .....................................................     42,548,876           36,946,031
                                                                             -----------          -----------
End of period ...........................................................    $45,318,104          $42,548,876
                                                                             -----------          -----------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..................................      1,131,113            1,256,974
Purchase payments .......................................................          3,915                6,328
Surrenders ..............................................................       (115,209)             (68,344)
Transfers - interdivision and from (to) VALIC general account............        (14,204)             (63,845)
                                                                             -----------          -----------
Total units outstanding, end of period ..................................      1,005,615            1,131,113
                                                                             -----------          -----------
Units outstanding, by class:
 Standard units .........................................................       1,005,615            1,131,113
 Enhanced units:
  20 bp reduced .........................................................             --                   --
  40 bp reduced .........................................................             --                   --
                                                                             -----------          -----------
Accumulation units end of period ........................................      1,005,615            1,131,113
                                                                             -----------          -----------

                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            1999            1998            1999            1998           1999          1998
                                        ------------    ------------    ------------    ------------   ------------  ------------
Accumulation value per unit:
 Standard unit ......................       $2.522643       $2.100506      $26.836368      $22.479709     $43.027665    $35.792019
 Enhanced unit:
  20 bp reduced ......................       2.558263        2.125983              --              --             --            --
  40 bp reduced ......................       2.597863              --              --              --             --            --

16                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         AGSPC STOCK INDEX FUND -
                                                                   ---------------------------------------------------------------
                                                                             DIVISION 10C                     DIVISION 10D
                                                                   --------------------------------    ---------------------------
                                                                       FOR THE          FOR THE          FOR THE        FOR THE
                                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998             1999           1998
                                                                   --------------    --------------    ------------   ------------
OPERATIONS:
Net investment income (loss) ....................................  $      848,688    $    5,965,482    $     4,562    $   105,740
Net realized gain on investments ................................      58,888,546        21,789,375      6,938,320      4,368,980
Capital gains distributions from mutual funds ...................      36,367,266        13,033,369        471,902        219,975
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     612,628,344       631,036,013      2,683,181      7,900,957
                                                                   --------------    --------------    -----------    -----------
    Increase in net assets resulting from operations ............     708,732,844       671,824,239     10,097,965     12,595,652
                                                                   --------------    --------------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     544,822,404       372,858,039        535,672        654,342
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (226,510,857)     (130,840,043)    (4,345,956)    (3,879,247)
Annuity benefit payments ........................................        (262,614)         (164,035)       (18,611)       (15,905)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................     189,528,934       112,786,439     (3,390,505)    (2,514,825)
                                                                   --------------    --------------    -----------    -----------
    Increase (decrease) in net assets
     resulting from principal transactions ......................     507,577,867       354,640,400     (7,219,400)    (5,755,635)
                                                                   --------------    --------------    -----------    -----------
TOTAL INCREASE IN NET ASSETS ....................................   1,216,310,711     1,026,464,639      2,878,565      6,840,017

NET ASSETS:
Beginning of period .............................................   3,336,792,139     2,310,327,500     56,513,044     49,673,027
                                                                   --------------    --------------    -----------    -----------
End of period ...................................................   4,553,102,850     3,336,792,139    $59,391,609    $56,513,044
                                                                   --------------    --------------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................     698,570,695       615,053,124      6,655,796      7,438,537
Purchase payments ...............................................     102,379,268        85,764,962         65,246         88,428
Surrenders ......................................................     (41,417,044)      (29,978,801)      (477,997)      (521,941)
Transfers - interdivision and from (to) VALIC general account ...       37,936,626        27,731,410       (384,522)      (349,228)
                                                                   --------------    --------------    -----------    -----------
Total units outstanding, end of period ..........................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------
Units outstanding, by class:
  Standard units ................................................     766,975,696       691,680,049      5,858,523      6,655,796
  Enhanced units:
    20 bp reduced ...............................................      18,855,858         6,859,835             --             --
    40 bp reduced ...............................................      11,637,991            30,811             --             --
                                                                   --------------    --------------    -----------    -----------
Accumulation units end of period ................................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------


                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          1999            1998           1999            1998
                                                                      ------------    ------------    ------------    ------------
Accumulation value per unit:
  Standard unit .................................................        5.696582      $ 4.772052      $10.095883      $ 8.457722
  Enhanced unit:
    20 bp reduced ...............................................        5.830950        4.875028              --              --
    40 bp reduced ...............................................        5.981762        4.991135              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             AGSPC GROWTH                AGSPC GROWTH & INCOME
                                                                          FUND - DIVISION 15               FUND - DIVISION 16
                                                                   --------------------------------   ----------------------------
                                                                      FOR THE           FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        1999              1998            1999            1998
                                                                   --------------    --------------   ------------    ------------

OPERATIONS:
Net investment income (loss) ...................................   $  (11,859,802)   $  (10,623,737)  $ (1,798,890)   $ (1,424,066)
Net realized gain on investments ...............................       65,180,424        11,720,556     14,837,619      10,494,295
Capital gains distributions from mutual funds ..................       50,296,770        51,517,534     33,787,657      20,275,426
Net unrealized appreciation (depreciation)
  of investments during the period .............................      (29,390,145)      114,925,718     13,472,567       3,996,252
                                                                   --------------    --------------   ------------    ------------
    Increase in net assets resulting from operations ...........       74,227,247       167,540,071     60,298,953      33,341,907
                                                                   --------------    --------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      161,308,154       183,983,180     32,568,050      39,532,854
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (68,528,954)      (45,145,966)   (19,456,775)    (11,951,930)
Annuity benefit payments .......................................          (35,876)          (23,099)        (6,042)         (3,597)
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................     (161,568,773)      (34,517,049)   (22,008,587)    (32,787,298)
                                                                   --------------    --------------   ------------    ------------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      (68,825,449)      104,297,066     (8,903,354)     (5,209,971)
                                                                   --------------    --------------   ------------    ------------
TOTAL INCREASE IN NET ASSETS ...................................        5,401,798       271,837,137     51,395,599      28,131,936

NET ASSETS:
Beginning of period ............................................    1,213,260,606       941,423,469    285,227,911     257,095,975
                                                                   --------------    --------------   ------------    ------------
End of period ..................................................   $1,218,662,404    $1,213,260,606   $336,623,510    $285,227,911
                                                                   --------------    --------------   ------------    ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      499,326,366       453,172,490    129,550,695     132,434,555
Purchase payments ..............................................       65,108,607        82,864,073     13,413,749      19,715,398
Surrenders .....................................................      (27,017,879)      (20,670,419)    (7,982,974)     (6,142,924)
Transfers - interdivision and from (to) VALIC general account ..      (65,896,980)      (16,039,778)    (9,286,745)    (16,456,334)
                                                                   --------------    --------------   ------------    ------------
Total units outstanding, end of period .........................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------
Units outstanding, by class:
  Standard units ...............................................      460,108,285       494,997,997    124,329,201     129,550,695
  Enhanced units:
    20 bp reduced ..............................................        8,377,232         4,324,799        660,621              --
    40 bp reduced ..............................................        3,034,597             3,570        704,903              --
                                                                   --------------    --------------   ------------    ------------
Accumulation units end of period ...............................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------


                                                                         AMERICAN CENTURY          AMERICAN GENERAL INTERNATIONAL
                                                                     ULTRA FUND - DIVISION 31        GROWTH FUND - DIVISION 33
                                                                   ------------------------------  ------------------------------
                                                                      FOR THE        FOR THE        FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,
                                                                        1999           1998           1999           1998
                                                                   --------------  ------------    ------------  ---------------

OPERATIONS:
Net investment income (loss) ...................................   $   (6,405,426) $ (2,282,917)    $    83,486      $        --
Net realized gain on investments ...............................        5,962,303       473,963         12,371               --
Capital gains distributions from mutual funds ..................       29,663,737    30,532,354        179,573               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................      227,838,963    39,033,600      2,105,762          200,750
                                                                   --------------  ------------    -----------      -----------
    Increase in net assets resulting from operations ...........      257,059,577    67,757,000      2,381,192          200,750
                                                                   --------------  ------------    -----------      -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      209,997,538    95,865,928        407,427               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (30,465,801)   (6,987,387)       (14,716)              --
Annuity benefit payments .......................................           (8,296)       (1,933)            --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................      221,997,706    86,438,332        233,728        3,650,000
                                                                   --------------  ------------    -----------      -----------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      401,521,147   175,314,940        626,439        3,650,000
                                                                   --------------  ------------    -----------      -----------
TOTAL INCREASE IN NET ASSETS ...................................      658,580,724   243,071,940      3,007,631        3,850,750

NET ASSETS:
Beginning of period ............................................      366,840,329   123,768,389      3,850,750               --
                                                                   --------------  ------------    -----------      -----------
End of period ..................................................   $1,025,421,053  $366,840,329    $ 6,858,381      $ 3,850,750
                                                                   --------------  ------------    -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      217,361,127    97,745,282             --               --
Purchase payments ..............................................      109,879,713    63,913,168        349,422               --
Surrenders .....................................................      (15,131,159)   (4,133,151)       (32,064)              --
Transfers - interdivision and from (to) VALIC general account ..      121,450,593    59,835,828        185,196               --
                                                                   --------------  ------------    -----------      -----------
Total units outstanding, end of period .........................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------
Units outstanding, by class:
  Standard units ...............................................      411,119,880   209,221,513        167,387               --
  Enhanced units:
    20 bp reduced ..............................................       20,827,045     8,116,612          5,641               --
    40 bp reduced ..............................................        1,613,349        23,002        329,526               --
                                                                   --------------  ------------    -----------      -----------
Accumulation units end of period ...............................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------
Accumulation value per unit:
  Standard unit ................................................     $ 2.582249     $ 2.428587       2.676995         2.201234
  Enhanced unit:
    20 bp reduced ..............................................       2.608476       2.448443       2.704358               --
    40 bp reduced ..............................................       2.638280       2.471473       2.735261               --


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------

Accumulation value per unit:
  Standard unit ................................................      2.359768      $ 1.685503      $ 1.634943            $ --
  Enhanced unit:
    20 bp reduced ..............................................      2.437771        1.737734        1.639279              --
    40 bp reduced ..............................................      2.527648        1.798208        1.643677              --


SEE NOTES TO FINANCIAL STATEMENTS.

18                            FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS


                                                                    AMERICAN GENERAL INTERNATIONAL    AMERICAN GENERAL LARGE CAP
                                                                       VALUE FUND - DIVISION 34        GROWTH FUND - DIVISION 39
                                                                   -------------------------------   -----------------------------
                                                                      FOR THE     FOR THE PERIOD      FOR THE     FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED   AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                                                         1999            1998           1999            1998
                                                                    ------------  ---------------   ------------  ----------------
OPERATIONS:
Net investment income (loss) .....................................  $     70,476   $        5,760   $    (24,106)   $        2,093
Net realized gain on investments .................................        50,532               --        196,164                --
Capital gains distributions from mutual funds ....................       358,216               --        634,398                --
Net unrealized appreciation (depreciation)
 of investments during the period ................................     2,597,347          547,276      3,810,394           695,540
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets resulting from operations ...............     3,076,571          553,036      4,616,850           697,633
                                                                    ------------   --------------   ------------    --------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................       555,334               --      9,704,453                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ........ ......................       (15,637)              --       (287,336)               --
Annuity benefit payments .........................................            --               --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................       330,143        3,600,000      4,199,650         2,850,000
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets
   resulting from principal transactions .........................       869,840        3,600,000     13,616,767         2,850,000
                                                                    ------------   --------------   ------------    --------------
TOTAL INCREASE IN NET ASSETS .....................................     3,946,411        4,153,036     18,233,617         3,547,633

NET ASSETS:
Beginning of period ..............................................     4,153,036               --      3,547,633                --
                                                                    ------------   --------------   ------------    --------------
End of period ....................................................  $  8,099,447   $    4,153,036   $ 21,781,250    $    3,547,633
                                                                    ------------   --------------   ------------    --------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................            --               --             --                --
Purchase payments ................................................       390,550               --      7,178,778                --
Surrenders .......................................................       (16,250)              --       (231,027)               --
Transfers - interdivision and from (to) VALIC general account ....       212,767               --      3,181,787                --
                                                                    ------------   --------------   ------------    --------------
Total units outstanding, end of period ...........................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------
Units outstanding, by class:
 Standard units ..................................................       337,242               --        519,825                --
 Enhanced units:
  20 bp reduced ..................................................       177,255               --         95,862                --
  40 bp reduced ..................................................        72,570               --      9,513,851                --
                                                                    ------------   --------------   ------------    --------------
Accumulation units end of period .................................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------


                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    ------------   --------------   ------------    --------------
Accumulation value per unit:
 Standard unit ...................................................  $   1.915641   $           --   $   1.667518    $           --
 Enhanced unit:
  20 bp reduced ..................................................      1.920710               --       1.671932                --
  40 bp reduced ..................................................      1.925869               --       1.676417                --







SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                           19

                                                                     AMERICAN GENERAL LARGE CAP     AMERICAN GENERAL MID CAP GROWTH
                                                                      VALUE FUND - DIVISION 40           FUND - DIVISION 37
                                                                   ------------------------------   ------------------------------
                                                                     FOR THE       FOR THE PERIOD     FOR THE        FOR THE PERIOD
                                                                    YEAR ENDED    AUGUST 26, 1998    YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     45,852   $        10,224   $     (3,196)  $            --
Net realized gain on investments ................................        63,723                --         21,955                --
Capital gains distributions from mutual funds ...................       650,214                --        710,827                --
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (552,152)          716,526       (258,735)        1,425,600
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............       207,637           726,750        470,851         1,425,600
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................       554,240                --      1,017,137                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (26,803)               --        (14,137)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       115,335         2,900,000        121,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets
   resulting from principal transactions ........................       642,772         2,900,000      1,124,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS.....................................       850,409         3,626,750      1,595,520         5,475,600

NET ASSETS:
Beginning of period .............................................     3,626,750                --      5,475,600                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  4,477,159   $     3,626,750   $  7,071,120   $     5,475,600
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       439,688                --        801,847                --
Surrenders ......................................................       (29,042)               --        (24,159)               --
Transfers - interdivision and from (to) VALIC general account ...        92,844                --         94,239                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       216,072                --        477,094                --
 Enhanced units:
  20 bp reduced .................................................           221                --          1,244                --
  40 bp reduced .................................................       287,197                --        393,589                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------




                                                                   AMERICAN GENERAL MID CAP VALUE      AMERICAN GENERAL SMALL CAP
                                                                           FUND - DIVISION 38           GROWTH FUND - DIVISION 35
                                                                   ------------------------------   ------------------------------
                                                                       FOR THE    FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                       1999             1998            1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     34,101   $        10,079   $    (10,661)  $            --
Net realized gain on investments ................................       156,954                --        128,821                --
Capital gains distributions from mutual funds ...................     1,894,986           115,562      1,115,791            18,373
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (764,242)          896,569      4,835,156         1,361,100
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............     1,321,799         1,022,210      6,069,107         1,379,473
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     1,350,999                --      2,566,013                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (22,598)               --       (102,973)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       718,756         3,949,999      2,902,335         3,900,000
  Increase in net assets                                           ------------   ---------------   ------------   ---------------
   resulting from principal transactions .........................    2,047,157         3,949,999      5,365,375         3,900,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS......................................    3,368,956         4,972,209     11,434,482         5,279,473

NET ASSETS:
Beginning of period .............................................     4,972,209                --      5,279,473                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  8,341,165   $     4,972,209   $ 16,713,955   $     5,279,473
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       982,289                --      1,718,837                --
Surrenders ......................................................       (28,013)               --        (83,425)               --
Transfers - interdivision and from (to) VALIC general account ...       527,305                --      1,758,419                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       223,437                --        298,665                --
 Enhanced units:
  20 bp reduced .................................................       142,103                --        119,661                --
  40 bp reduced .................................................     1,116,041                --      2,975,505                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------











                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                1999             1998          1999          1998           1999
                             ------------     ------------  ------------  ------------   ------------
Accumulation value per unit:
Standard unit                $   1.302905     $        --   $ 1.423173    $         --   $   1.521699
 Enhanced unit:
  20 bp reduced                  1.306351              --     1.426935              --       1.525696
  40 bp reduced                  1.309860              --     1.430763              --       1.529814


                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,
                                1998             1999          1998
                             ---------------  ------------  ------------
Accumulation value per unit:
 Standard unit               $           --   $   2.272711  $         --
 Enhanced unit:
  20 bp reduced                          --       2.278700            --
  40 bp reduced                          --       2.284815            --

20                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  DREYFUS VARIABLE INVESTMENT FUND-
                                                                    AMERICAN GENERAL SMALL CAP         SMALL CAP PORTFOLIO-
                                                                     VALUE FUND - DIVISION 36               DIVISION 18
                                                                   ----------------------------   ---------------------------------
                                                                     FOR THE    FOR THE PERIOD       FOR THE          FOR THE
                                                                    YEAR ENDED  AUGUST 26, 1998     YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31, TO DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999          1998              1999             1998
                                                                   -----------  ---------------    ------------    -------------
OPERATIONS:
Net investment income (loss) ....................................  $    55,280    $    13,079     $  (7,408,133)   $  (9,100,355)
Net realized gain on investments ................................        6,489             --        63,772,555       19,673,784
Capital gains distributions from mutual funds ...................      145,670         51,644                --       15,549,964
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     (493,258)       585,384        89,787,753      (67,338,458)
                                                                   -----------    -----------     -------------    -------------
     Increase (decrease) in net assets
       resulting from operations ................................     (285,819)       650,107       146,152,175      (41,215,065)
                                                                   -----------    -----------     -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      204,028             --        80,558,331      136,010,701
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (1,545)            --       (48,924,631)     (37,151,392)
Annuity benefit payments ........................................           --             --           (17,577)         (12,769)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       54,906      3,849,999      (200,169,015)    (105,448,868)
                                                                   -----------    -----------     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      257,389      3,849,999      (168,552,892)      (6,602,328)
                                                                   -----------    -----------     -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      (28,430)     4,500,106       (22,400,717)     (47,817,393)

NET ASSETS:
Beginning of period .............................................    4,500,106             --       802,006,915      849,824,308
                                                                   -----------    -----------     -------------    -------------
End of period ...................................................  $ 4,471,676    $ 4,500,106     $ 779,606,198    $ 802,006,915
                                                                   -----------    -----------     -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --             --       474,215,229      479,851,525
Purchase payments ...............................................      206,905             --        45,083,201       78,837,263
Surrenders ......................................................      (12,171)            --       (28,155,056)     (22,827,377)
Transfers - interdivision and from (to) VALIC general account ...       52,250             --      (113,572,602)     (61,646,182)
                                                                   -----------    -----------     -------------    -------------
Total units outstanding, end of period ..........................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      166,013             --       351,855,473      474,215,229
  Enhanced units:
    20 bp reduced ...............................................          232             --         2,046,085               --
    40 bp reduced ...............................................       80,739             --        23,669,214               --
                                                                   -----------    -----------     -------------    -------------
Accumulation units end of period ................................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------


                                                                   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999          1998              1999            1998
                                                                   -----------  ---------------    ------------    -------------
Accumulation value per unit:
  Standard unit ................................................     $1.080558    $        --     $    2.059431    $    1.690786
  Enhanced unit:
    20 bp reduced ..............................................      1.083393             --          2.089527               --
    40 bp reduced ..............................................      1.086316             --          2.128984               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            21


                                                                     EVERGREEN GROWTH AND INCOME       EVERGREEN SMALL CAP VALUE
                                                                          FUND-DIVISION 56                 FUND-DIVISION 55
                                                                   -------------------------------   -----------------------------
                                                                   FOR THE PERIOD       FOR THE     FOR THE PERIOD      FOR THE
                                                                   JANUARY 4, 1999     YEAR ENDED   JANUARY 4, 1999    YEAR ENDED
                                                                   TO DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------  -------------
OPERATIONS:
Net investment income (loss) ....................................  $            (5)  $          --  $            --  $          --
Net realized gain on investments ................................               31              --               --             --
Capital gains distributions from mutual funds ...................                7              --               --             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................              370              --                              --
                                                                   ---------------   -------------  ---------------  -------------
     Increase (decrease) in net assets
       resulting from operations ... ............................              403              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            5,841              --              242             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --               --             --
Annuity benefit payments ........................................               --              --               --             --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            5,841              --              242             --
                                                                   ---------------   -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            6,244              --              242             --

NET ASSETS:
Beginning of period .............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
End of period ...................................................  $         6,244   $          --  $           242  $          --
                                                                   ---------------   -------------  ---------------  -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --               --             --
Purchase payments ...............................................            5,510              --              244             --
Surrenders ......................................................               --              --               --             --
Transfers - interdivision and from (to) VALIC general account ...               (9)             --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Total units outstanding, end of period ..........................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------
Units outstanding, by class:
  Standard units ................................................              175              --              244             --
  Enhanced units:
    20 bp reduced ...............................................            5,326              --               --             --
    40 bp reduced ...............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Accumulation units end of period ................................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------

                                                                           EVERGREEN VALUE               DREYFUS FOUNDERS GROWTH
                                                                          FUND-DIVISION 57                   FUND-DIVISION 30
                                                                   -------------------------------  -------------------------------
                                                                   FOR THE PERIOD      FOR THE          FOR THE         FOR THE
                                                                   JANUARY 4, 1999    YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998             1999             1998
                                                                   ---------------   -------------  ---------------   -------------
OPERATIONS:
Net investment income (loss) ....................................  $             4   $          --  $    (5,884,618)  $  (2,702,478)
Net realized gain on investments ................................               --              --        4,207,339         669,679
Capital gains distributions from mutual funds ...................              262              --      127,949,776      21,151,616
Net unrealized appreciation (depreciation)
  of investments during the period ..............................             (319)             --       95,948,371      42,627,883
                                                                   ---------------   -------------  ---------------   -------------
     Increase (decrease) in net assets
       resulting from operations ................................              (53)             --      222,220,868      61,746,700
                                                                   ---------------   -------------  ---------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            4,435              --      179,626,688     117,393,497
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --      (27,384,768)     (9,478,330)
Annuity benefit payments ........................................               --              --           (2,237)         (1,096)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................                3              --       88,107,501      72,791,918
                                                                   ---------------   -------------  ---------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            4,438              --      240,347,184     180,705,989
                                                                   ---------------   -------------  ---------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            4,385              --      462,568,052     242,452,689

NET ASSETS:
Beginning of period .............................................               --              --      412,920,920     170,468,231
                                                                   ---------------   -------------  ---------------   -------------
End of period ...................................................  $         4,385   $          --  $   875,488,972   $ 412,920,920
                                                                   ---------------   -------------  ---------------   -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --      258,511,009     132,167,162
Purchase payments ...............................................            4,240              --      100,769,102      80,460,723
Surrenders ......................................................               --              --      (14,640,042)     (6,588,832)
Transfers - interdivision and from (to) VALIC general account ...               --              --       52,174,839      52,471,956
                                                                   ---------------   -------------  ---------------   -------------
Total units outstanding, end of period ..........................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------
Units outstanding, by class:
  Standard units ................................................            4,240              --      357,129,398     250,777,959
  Enhanced units:
    20 bp reduced ...............................................               --              --       16,160,159       7,720,189
    40 bp reduced ...............................................               --              --       23,525,351          12,861
                                                                   ---------------   -------------  ---------------   -------------
Accumulation units end of period ................................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         1999             1998           1999             1998
                                                                   ---------------   -------------  ---------------  -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.132919   $          --  $      0.995515  $          --
  Enhanced unit:
    20 bp reduced ...............................................         1.135195              --               --             --
    40 bp reduced ...............................................               --              --               --             --


                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------   -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.034113   $          --  $      2.196620   $    1.595913
  Enhanced unit:
    20 bp reduced ...............................................               --              --         2.252548        1.633282
    40 bp reduced ...............................................               --              --         2.316600        1.676366

22                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         NEUBERGER BERMAN               PUTNAM GLOBAL GROWTH
                                                                    GUARDIAN TRUST-DIVISION 29           FUND - DIVISION 28
                                                                 ----------------------------    ------------------------------
                                                                    FOR THE          FOR THE          FOR THE          FOR THE
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999              1998
                                                                 -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (148,588)   $    (316,186)   $  (2,657,686)   $    (417,807)
Net realized gain (loss) on investments .......................        232,115          447,267        4,532,574          107,190
Capital gains distributions from mutual funds .................     10,764,888        5,112,104       43,772,448        4,089,731
Net unrealized appreciation (depreciation)
  of investments during the period ............................     (6,452,929)      (5,621,588)     131,823,273       21,600,190
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets resulting from
        operations. ...........................................      4,395,486         (378,403)     177,470,609       25,379,304
                                                                 -------------    -------------    -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................     12,562,405       18,727,026       77,466,315       45,226,423
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (3,739,131)      (1,971,281)     (10,501,490)      (3,310,436)
Annuity benefit payments ......................................            (67)            --             (4,995)          (2,617)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................    (15,092,015)      (1,314,316)      89,335,469       36,967,959
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (6,268,808)      15,441,429      156,295,299       78,881,329
                                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................     (1,873,322)      15,063,026      333,765,908      104,260,633

NET ASSETS:
Beginning of period ...........................................     61,369,849       46,306,823      163,095,041       58,834,408
                                                                 -------------    -------------    -------------    -------------
End of period .................................................  $  59,496,527    $  61,369,849    $ 496,860,949    $ 163,095,041
                                                                 =============    =============    =============    =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     46,274,070       35,406,663      107,627,792       49,548,732
Purchase payments .............................................      8,823,454       13,737,161       45,014,503       32,447,084
Surrenders ....................................................     (2,554,943)      (1,683,029)      (5,810,559)      (2,408,897)
Transfers-interdivision and from (to) VALIC general account....    (10,782,486)      (1,186,725)      53,893,181       28,040,873
                                                                 -------------    -------------    -------------    -------------
Total units outstanding, end of period ........................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============
Units outstanding, by class:
  Standard units ..............................................     40,241,067       45,261,146      181,916,991      101,468,260
  Enhanced units:
    20 bp reduced .............................................      1,406,229        1,012,671       11,313,375        6,153,771
    40 bp reduced .............................................        112,799              253        7,494,551            5,761
                                                                 -------------    -------------    -------------    -------------
Accumulation units end of period ..............................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============

                                                                 DECEMBER 31,      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999             1998
                                                                 -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit ...............................................  $    1.422424    $    1.324970    $    2.465895    $    1.512865
  Enhanced unit:
    20 bp reduced .............................................       1.471857         1.368269         2.530785         1.549587
    40 bp reduced .............................................       1.528673         1.418252         2.603644         1.591007

SEE NOTES TO FINANCIAL STATEMENTS.

                            SEPARATE ACCOUNT A                              23

                                                                 PUTNAM NEW OPPORTUNITIES FUND-       PUTNAM OTC & EMERGING GROWTH
                                                                            DIVISION 26                   FUND - DIVISION 27
                                                                 -------------------------------     ------------------------------
                                                                    FOR THE           FOR THE          FOR THE         FOR THE
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                      1999             1998              1999           1998
                                                                 --------------    -------------     ------------   -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (5,793,432) $    (2,691,328) $   (1,934,231)  $   3,286,141
Net realized gain (loss) on investments .......................        5,405,004          872,455       9,704,876        (332,944)
Capital gains distributions from mutual funds .................       73,606,083       12,546,729      20,649,440              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................      313,953,044       53,605,222     182,753,857       9,278,020
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      387,170,699       64,333,078     211,173,942      12,231,217
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      156,130,519      108,017,017      40,430,971      36,165,527
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................      (25,813,365)      (8,784,234)     (8,888,544)     (4,499,407)
Annuity benefit payments ......................................             (896)            (575)         (2,730)         (2,072)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................       86,572,168       84,011,090      46,636,113         960,600
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................      216,888,426      183,243,298      78,175,810      32,624,648
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      604,059,125      247,576,376     289,349,752      44,855,865

NET ASSETS:
Beginning of period ...........................................      412,412,954      164,836,578     142,311,995      97,456,130
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $ 1,016,472,079  $   412,412,954  $  431,661,747   $ 142,311,995
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................      291,260,021      143,395,066     132,559,704      99,785,041
Purchase payments .............................................       96,163,717       85,839,361      28,703,809      36,257,228
Surrenders ....................................................      (15,044,221)      (6,337,162)     (6,296,909)     (4,704,400)
Transfers-interdivision and from (to) VALIC general account ...       54,303,091       68,362,756      23,934,549       1,221,835
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................      386,064,440      280,523,297     170,725,977     129,463,792
  Enhanced units:
    20 bp reduced .............................................       19,231,737       10,725,927       6,570,152       3,092,839
    40 bp reduced .............................................       21,386,431           10,797       1,605,024           3,073
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============

                                                                        SCUDDER GROWTH AND              T. ROWE PRICE SMALL-CAP
                                                                     INCOME FUND - DIVISION 21          STOCK FUND - DIVISION 51
                                                                 -------------------------------     -------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED    OCTOBER 22, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      1999             1998              1999             1998
                                                                 --------------    -------------     ------------   ----------------
OPERATIONS:
Net investment income (loss) ..................................  $    2,202,593   $    2,680,972   $      (20,554)  $          --
Net realized gain (loss) on investments .......................       3,895,314        1,067,960           40,991              --
Capital gains distributions from mutual funds .................       6,380,872       17,737,903          320,107              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................        (283,526)     (15,926,329)       1,008,645              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      12,195,253        5,560,506        1,349,189              --
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      54,245,118       79,800,185        5,952,689             139
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (13,753,656)      (7,670,739)        (196,858)             --
Annuity benefit payments ......................................          (4,562)          (3,718)              --              --
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................     (53,742,268)      34,897,873        1,652,855              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (13,255,368)     107,023,601        7,408,686             139
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      (1,060,115)     112,584,107        8,757,875             139
                                                                 ===============  ===============  ==============   =============
NET ASSETS:
Beginning of period ...........................................     247,968,508      135,384,401              139              --
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $  246,908,393   $  247,968,508   $    8,758,014   $         139
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     164,312,979       94,225,984              122              --
Purchase payments .............................................      34,048,172       51,892,138        5,428,689             122
Surrenders ....................................................      (8,263,310)      (5,008,156)        (169,605)             --
Transfers-interdivision and from (to) VALIC general account ...     (34,611,633)      23,203,013        1,484,376              --
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................     146,888,390      159,815,811          821,977             122
  Enhanced units:
   20 bp reduced ..............................................       6,367,461        4,494,004          249,245              --
   40 bp reduced ..............................................       2,230,357            3,164        5,672,360              --
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============


                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $      2.376261  $      1.415175  $     2.408872   $    1.072660
  Enhanced unit:
    20 bp reduced .............................................         2.414279         1.434946        2.471391        1.098295
    40 bp reduced .............................................         2.459834         1.459115        2.542500        1.127653



                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $     1.584519   $     1.507724   $     1.293095   $    1.141049
  Enhanced unit:
    20 bp reduced .............................................        1.623952         1.542160         1.296356              --
    40 bp reduced .............................................        1.670148         1.582856         1.299637              --

24                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL
                                                                          FUND - DIVISION 32                FUND - DIVISION 20
                                                                   ------------------------------    ------------------------------
                                                                     FOR THE          FOR THE          FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999             1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ...........................................  $   7,554,809    $   3,763,468    $  11,247,994    $   7,944,373
Net realized gain (loss) on investments .........................     (2,951,879)      (1,076,896)      48,058,679       52,533,310
Capital gains distributions from mutual funds ...................      2,706,922       17,280,633       71,597,060       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     80,764,072      (34,315,820)      22,890,344      (37,039,574)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from
      operations ................................................     88,073,924      (14,348,615)     153,794,077       55,341,948
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     56,633,360       72,575,285       86,045,632      114,632,129
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (13,184,454)      (7,939,318)     (46,576,624)     (35,093,007)
Annuity benefit payments ........................................         (2,321)          (1,991)         (11,559)          (9,179)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (11,673,466)     (12,669,089)    (143,595,363)     (95,114,875)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................     31,773,119       51,964,887     (104,137,914)     (15,584,932)
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................    119,847,043       37,616,272       49,656,163       39,757,016

NET ASSETS:
Beginning of period .............................................    218,468,273      180,852,001      769,496,203      729,739,187
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 338,315,316    $ 218,468,273    $ 819,152,366    $ 769,496,203
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    204,065,916      159,201,107      452,419,089      463,174,350
Purchase payments ...............................................     44,888,381       63,265,244       46,775,532       65,837,726
Surrenders ......................................................     (9,883,393)      (7,600,467)     (25,556,432)     (21,321,029)
Transfers - interdivision and from (to) VALIC general account ...    (10,739,081)     (10,799,968)     (79,846,982)     (55,271,958)
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    219,168,378      198,626,024      372,176,780      452,419,089
  Enhanced units:
    20 bp reduced ...............................................      8,660,425        5,437,288        2,084,490               --
    40 bp reduced ...............................................        503,020            2,604       19,529,937               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------

                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999            1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit .................................................  $    1.479830    $    1.069704    $    2.076148    $    1.700398
  Enhanced unit:
    20 bp reduced ...............................................       1.517785         1.094954         2.105759               --
    40 bp reduced ...............................................       1.560956         1.123840         2.138370               --


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             25



                                                                         VANGUARD WINDSOR II            AMERICAN GENERAL BALANCED
                                                                          FUND - DIVISION 24                FUND - DIVISION 42
                                                                   ------------------------------    -------------------------------
                                                                      FOR THE          FOR THE          FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
                                                                       1999              1998            1999              1998
                                                                   -------------    -------------    -------------   ---------------
OPERATIONS:
Net investment income ...........................................  $   8,388,243    $   5,622,515    $     188,495    $      29,084
Net realized gain (loss) on investments .........................      6,166,843        1,366,076           30,618               --
Capital gains distributions from mutual funds ...................     67,184,211       51,898,120          432,947           34,051
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (144,035,946)         278,987          350,211          805,536
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations..    (62,296,649)      59,165,698        1,002,271          868,671
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    213,954,582      172,075,011        1,574,236               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (40,354,240)     (18,029,126)         (60,039)              --
Annuity benefit payments ........................................         (9,743)          (6,802)              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (29,853,674)     162,813,002        1,582,048        5,000,000
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................    143,736,925      316,852,085        3,096,245        5,000,000
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................     81,440,276      376,017,783        4,098,516        5,868,671


NET ASSETS:
Beginning of period .............................................    651,414,982      275,397,199        5,868,671               --
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 732,855,258    $ 651,414,982    $   9,967,187    $   5,868,671
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    386,567,704      187,929,868               --               --
Purchase payments ...............................................    122,755,122      105,145,249        1,250,285               --
Surrenders ......................................................    (22,363,367)     (10,145,505)         (58,555)              --
Transfers - interdivision and from (to) VALIC general account ...    (20,680,140)     103,638,092        1,277,373               --
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    426,529,299      372,737,595          461,870               --
  Enhanced units:
    20 bp reduced ...............................................     20,846,053       13,800,156           38,339               --
    40 bp reduced ...............................................     18,903,967           29,953        1,968,894               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------   ---------------

                                                                          VANGUARD WELLINGTON
                                                                            FUND-DIVISION 25
                                                                    ------------------------------
                                                                       FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         1999            1998
                                                                    -------------    -------------
OPERATIONS:
Net investment income ...........................................    $  14,109,155    $   8,146,899
Net realized gain (loss) on investments .........................        1,861,183          453,710
Capital gains distributions from mutual funds ...................       28,847,888       30,281,535
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      (30,879,706)     (13,016,167)
                                                                     -------------    -------------
    Increase (decrease) in net assets resulting from ............       13,938,520       25,865,977
                                                                     -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      149,843,118      128,896,516
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (29,503,291)     (11,075,983)
Annuity benefit payments ........................................           (4,939)          (1,770)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       29,260,803      106,781,378
                                                                     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      149,595,691      224,600,141
                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................      163,534,211      250,466,118


NET ASSETS:
Beginning of period .............................................      406,510,665      156,044,547
                                                                     -------------    -------------
End of period ...................................................    $ 570,044,876    $ 406,510,665
                                                                     -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      273,485,784      116,429,781
Purchase payments ...............................................       96,236,923       87,356,196
Surrenders ......................................................      (18,147,782)      (6,659,976)
Transfers - interdivision and from (to) VALIC general account ...       19,135,718       76,359,783
                                                                     -------------    -------------
Total units outstanding, end of period ..........................      370,710,643      273,485,784
                                                                     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      328,701,408      253,840,498
  Enhanced units:
    20 bp reduced ...............................................       28,195,817       19,636,072
    40 bp reduced ...............................................       13,813,418            9,214
                                                                     -------------    -------------
Accumulation units end of period ................................      370,710,643      273,485,784
                                                                     -------------    -------------


                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999              1998             1999            1998
                                                                   -------------    -------------    -------------   ---------------
Accumulation value per unit:
  Standard unit .................................................  $    1.566008    $    1.683226    $    1.323103   $            --
  Enhanced unit:
    20 bp reduced ...............................................       1.606241         1.723020         1.326598                --
    40 bp reduced ...............................................       1.653581         1.770257         1.330160                --


                                                                      DECEMBER 31,      DECEMBER 31,
                                                                          1999              1998
                                                                      -------------    -------------
Accumulation value per unit:
  Standard unit .................................................     $    1.528992    $    1.482836
  Enhanced unit:
    20 bp reduced ...............................................          1.580569         1.529797
    40 bp reduced ...............................................          1.641601         1.585688

26                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS                                                    AGSPC CAPITAL CONSERVATION FUND -
                                                                      --------------------------------------------------------
                                                                              DIVISION 1                    DIVISION 7
                                                                      ---------------------------  ---------------------------
                                                                         FOR THE        FOR THE       FOR THE        FOR THE
                                                                        YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998          1999            1998
                                                                      ------------   ------------  -------------   -------------
OPERATIONS:
Net investment income ..............................................  $   314,033    $   338,175    $ 3,026,245    $ 3,124,808
Net realized gain (loss) on investments ............................      (76,164)        12,194          8,827        413,199
Capital gains distributions from mutual funds ......................           --             --             --             --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (326,155)        35,832     (3,853,099)       (35,856)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets resulting from operations ....      (88,286)       386,201       (818,027)     3,502,151
                                                                      -----------    -----------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................       28,773        146,532      5,665,099      7,027,648
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (602,665)      (562,370)    (5,161,343)    (3,833,561)
Annuity benefit payments ...........................................         (539)          (455)            --             --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................     (433,773)       (97,641)    (8,133,261)    (2,143,426)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets
      resulting from principal transactions ........................   (1,008,204)      (513,934)    (7,629,505)     1,050,661
                                                                      -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................   (1,096,490)      (127,733)    (8,447,532)     4,552,812

NET ASSETS:
Beginning of period ................................................    6,299,793      6,427,526     59,971,540     55,418,728
                                                                      -----------    -----------    -----------    -----------
End of period ......................................................  $ 5,203,303    $ 6,299,793    $51,524,008    $59,971,540
                                                                      -----------    -----------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................    1,689,443      1,831,961     28,751,662     28,242,598
Purchase payments ..................................................        7,625         40,472      2,709,678      3,402,874
Surrenders .........................................................     (163,729)      (155,629)    (2,465,503)    (1,879,505)
Transfers - interdivision and from (to) VALIC general account ......     (117,926)       (27,361)    (3,955,874)    (1,014,305)
                                                                      -----------    -----------    -----------    -----------
Total units outstanding, end of period .............................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------
Units outstanding, by class:
  Standard units ...................................................    1,415,413      1,689,443     24,749,727     28,751,662
  Enhanced units:
    20 bp reduced ..................................................           --             --         95,480             --
    40 bp reduced ..................................................           --             --        194,756             --
                                                                      -----------    -----------    -----------    -----------
Accumulation units end of period ...................................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------

                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999            1998           1999           1998
                                                                      ------------   ------------  -------------   -------------
Accumulation value per unit:
  Standard unit ....................................................    $3.673180      $3.726168      $2.056559      $2.085846
  Enhanced unit:
    20 bp reduced ..................................................           --             --       2.112183             --
    40 bp reduced ..................................................           --             --       2.172271             --


SEE NOTES TO FINANCIAL STATEMENTS.

                              SEPARATE ACCOUNT A                             27


STATEMENTS OF CHANGES IN NET ASSETS
                                                                         AGSPC GOVERNMENT SECURITIES
                                                                              FUND - DIVISION 8
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999             1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   4,586,896    $   4,468,159
Net realized gain (loss) on investments ............................        661,487        1,352,903
Capital gains distributions from mutual funds ......................             --               --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (9,319,026)       1,437,930
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....     (4,070,643)       7,258,992
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     11,734,225       12,902,909
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,010,978)      (5,395,424)
Annuity benefit payments ...........................................             --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (18,810,222)      10,528,632
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (16,086,975)      18,036,117
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (20,157,618)      25,295,109

NET ASSETS:
Beginning of period ................................................    113,462,397       88,167,288
                                                                      -------------    -------------
End of period ......................................................  $  93,304,779    $ 113,462,397
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     53,729,671       45,034,894
Purchase payments ..................................................      5,561,118        6,558,071
Surrenders .........................................................     (4,281,237)      (2,679,928)
Transfers - interdivision and from (to) VALIC general account ......     (9,134,505)       4,816,634
                                                                      -------------    -------------
Total units outstanding, end of period .............................     45,875,047       53,729,671
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     45,292,728       53,729,671
  Enhanced units:
    20 bp reduced ..................................................        243,537               --
    40 bp reduced ..................................................        338,782               --
                                                                      -------------    -------------
Accumulation units end of period ...................................     45,875,047       53,729,671
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS                                        AGSPC INTERNATIONAL
                                                                             GOVERNMENT BOND
                                                                            FUND - DIVISION 13
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999            1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   3,776,325    $   1,997,004
Net realized gain (loss) on investments ............................      1,059,581       (1,068,211)
Capital gains distributions from mutual funds ......................        103,421          872,765
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (16,515,559)      21,926,900
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....    (11,576,232)      23,728,458
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     21,815,358       25,413,792
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,363,283)      (7,785,118)
Annuity benefit payments ...........................................         (3,034)          (2,691)
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (22,744,405)     (38,345,989)
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (10,295,364)     (20,720,006)
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (21,871,596)       3,008,452

NET ASSETS:
Beginning of period ................................................    169,208,209      166,199,757
                                                                      -------------    -------------
End of period ......................................................  $ 147,336,613    $ 169,208,209
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     97,883,538      111,480,591
Purchase payments ..................................................     13,082,135       16,433,799
Surrenders .........................................................     (5,520,000)      (5,105,973)
Transfers - interdivision and from (to) VALIC general account ......    (13,941,554)     (24,924,879)
                                                                      -------------    -------------
Total units outstanding, end of period .............................     91,504,119       97,883,538
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     90,136,603       97,473,851
  Enhanced units:
    20 bp reduced ..................................................      1,058,856          408,156
    40 bp reduced ..................................................        308,660            1,531
                                                                      -------------    -------------
Accumulation units end of period ...................................     91,504,119       97,883,538
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                           AMERICAN GENERAL CORE BOND
                                                                               FUND - DIVISION 58
                                                                       -------------------------------
                                                                         FOR THE        FOR THE PERIOD
                                                                        YEAR ENDED      AUGUST 26, 1998
                                                                       DECEMBER 31,     TO DECEMBER 31,
                                                                          1999              1998
                                                                       -------------    -------------
OPERATIONS:
Net investment income ..............................................   $     320,982    $      50,247
Net realized gain (loss) on investments ............................            (446)              --
Capital gains distributions from mutual funds ......................              --           16,291
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (380,782)          95,397
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (60,246)         161,935
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          64,222               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................              (8)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................           2,477        5,000,001
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................          66,691        5,000,001
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................           6,445        5,161,936

NET ASSETS:
Beginning of period ................................................       5,161,936               --
                                                                       -------------    -------------
End of period ......................................................   $   5,168,381    $   5,161,936
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................          62,747               --
Surrenders .........................................................              (8)              --
Transfers - interdivision and from (to) VALIC general account ......           2,310               --
                                                                       -------------    -------------
Total units outstanding, end of period .............................          65,049               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................          54,349               --
  Enhanced units:
    20 bp reduced ..................................................          10,700               --
    40 bp reduced ..................................................              --               --
                                                                       -------------    -------------
Accumulation units end of period ...................................          65,049               --
                                                                       -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                       AMERICAN GENERAL DOMESTIC BOND
                                                                             FUND - DIVISION 43
                                                                       ------------------------------
                                                                          FOR THE     FOR THE PERIOD
                                                                        YEAR ENDED    AUGUST 26, 1998
                                                                        DECEMBER 31,  TO DECEMBER 31,
                                                                           1999             1998
                                                                       -------------  ---------------
OPERATIONS:
Net investment income ..............................................   $      98,906    $      14,978
Net realized gain (loss) on investments ............................          (7,296)              --
Capital gains distributions from mutual funds ......................              36           15,898
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (139,402)          28,692
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (47,756)          59,568
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................         623,941               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          (1,682)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................         (51,023)       1,250,000
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................         571,236        1,250,000
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................         523,480        1,309,568

NET ASSETS:
Beginning of period ................................................       1,309,568               --
                                                                       -------------    -------------
End of period ......................................................   $   1,833,048    $   1,309,568
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................         637,229               --
Surrenders .........................................................         (29,632)              --
Transfers - interdivision and from (to) VALIC general account ......         (48,322)              --
                                                                       -------------    -------------
Total units outstanding, end of period .............................         559,275               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................         188,580               --
  Enhanced units:
    20 bp reduced ..................................................              --               --
    40 bp reduced ..................................................         370,695               --
                                                                       -------------    -------------
Accumulation units end of period ...................................         559,275               --
                                                                       -------------    -------------




                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 2.032753     $ 2.111727     $ 1.609098     $ 1.728006
  Enhanced unit:
    20 bp reduced .................       2.087744             --       1.634588       1.751922
    40 bp reduced .................       2.147126             --       1.661837       1.777571



                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 1.009692     $       --     $ 1.004631     $       --
  Enhanced unit:
    20 bp reduced .................       1.012353             --             --             --
    40 bp reduced .................             --             --       1.009996             --


SEE NOTES TO FINANCIAL STATEMENTS.

28                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            AMERICAN GENERAL
                                                                            HIGH YIELD BOND         AMERICAN GENERAL STRATEGIC BOND
                                                                           FUND - DIVISION 60               FUND - DIVISION 59
                                                                     ----------------------------     ----------------------------
                                                                       FOR THE      FOR THE PERIOD     FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED     AUGUST 26, 1998   YEAR ENDED     AUGUST 26, 1998
                                                                     DECEMBER 31,   TO DECEMBER 31,  DECEMBER 31,    TO DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
OPERATIONS:
Net investment income (loss) ....................................... $   491,161      $    92,262     $   414,198      $    69,000
Net realized gain (loss) on investments ............................        (357)              --               7               --
Capital gains distributions from mutual funds ......................          --               --              --           11,064
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (333,976)         189,911        (211,104)         185,469
                                                                     -----------      -----------     -----------      -----------
     Increase (decrease) in net assets resulting from operations ...     156,828          282,173         203,101          265,533
                                                                     -----------      -----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     173,814               --          33,916               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................      (1,458)              --            (134)              --
Annuity benefit payments ...........................................          --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ...........................................     (24,004)       5,000,000           4,091        4,999,999
                                                                     -----------      -----------     -----------      -----------
     Increase in net assets
       resulting from principal transactions .......................     148,352        5,000,000          37,873        4,999,999
                                                                     -----------      -----------     -----------      -----------
TOTAL INCREASE IN NET ASSETS .......................................     305,180        5,282,173         240,974        5,265,532

NET ASSETS:
Beginning of period ................................................   5,282,173               --       5,265,532               --
                                                                     -----------      -----------     -----------      -----------
End of period ...................................................... $ 5,587,353      $ 5,282,173     $ 5,506,506      $ 5,265,532
                                                                     -----------      -----------     -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................          --               --              --               --
Purchase payments ..................................................     163,306               --          31,684               --
Surrenders .........................................................      (1,372)              --            (125)              --
Transfers - interdivision and from (to) VALIC general account ......     (22,704)              --           3,831               --
                                                                     -----------      -----------     -----------      -----------
Total units outstanding, end of period .............................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------
Units outstanding, by class:
   Standard units ..................................................     136,423               --           2,324               --
   Enhanced units:
     20 bp reduced .................................................       2,397               --              --               --
     40 bp reduced .................................................         410               --          33,066               --
                                                                     -----------      -----------     -----------      -----------
Accumulation units end of period ...................................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
Accumulation value per unit:
   Standard unit ................................................... $  1.075994      $        --     $  1.081981      $        --
   Enhanced unit:
     20 bp reduced
     40 bp reduced .................................................    1.078842               --              --               --
                                                                        1.081775               --        1.087771               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            29


                                                                VANGUARD LONG-TERM                     VANGUARD LONG-TERM
                                                           CORPORATE FUND - DIVISION 22           TREASURY FUND - DIVISION 23
                                                        ----------------------------------    ----------------------------------
                                                            FOR THE            FOR THE            FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $     3,751,628    $     2,052,614    $     7,007,754    $     2,857,159
Net realized gain (loss) on investments ..............         (398,632)           136,212           (687,054)         1,195,397
Capital gains distributions from mutual funds ........          410,483          1,044,043          1,589,174                 --
Net unrealized appreciation (depreciation)
  of investments during the period ...................       (8,721,370)           (64,200)       (21,800,390)         2,611,560
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................       (4,957,891)         3,168,669        (13,890,516)         6,664,116
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................       20,898,993         18,953,737         46,110,281         30,970,739
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................       (3,914,976)        (1,608,861)        (8,715,834)        (2,748,295)
Annuity benefit payments .............................           (2,439)                --               (761)              (813)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................       (3,549,583)        19,011,058           (436,765)        60,728,245
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........       13,431,995         36,355,934         36,956,921         88,949,876
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................        8,474,104         39,524,603         23,066,405         95,613,992

NET ASSETS:
Beginning of period ..................................       59,964,652         20,440,049        119,252,206         23,638,214
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $    68,438,756    $    59,964,652    $   142,318,611    $   119,252,206
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............       47,072,573         17,371,407         90,363,929         20,041,920
Purchase payments ....................................       16,695,613         15,098,601         35,729,706         23,916,542
Surrenders ...........................................       (3,079,946)        (1,333,865)        (6,580,094)        (1,937,227)
Transfers - interdivision and from (to) VALIC
   general account ...................................       (3,137,264)        15,936,430           (365,799)        48,342,694
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................       49,616,245         44,122,646        110,102,115         86,673,300
   Enhanced units:
     20 bp reduced ...................................        4,060,325          2,949,044          7,578,682          3,682,809
     40 bp reduced ...................................        3,874,406                883          1,466,945              7,820
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------



                                                            AGSPC SCIENCE & TECHNOLOGY             AGSPC SOCIAL AWARENESS
                                                                FUND - DIVISION 17                    FUND - DIVISION 12
                                                        ----------------------------------    ----------------------------------
                                                           FOR THE           FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                            1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $   (19,907,095)   $   (10,381,062)   $    (1,053,214)   $       190,273
Net realized gain (loss) on investments ..............       30,613,817         34,745,563          8,179,859          2,220,138
Capital gains distributions from mutual funds ........      328,749,980        113,616,462         22,439,556         37,003,617
Net unrealized appreciation (depreciation)
  of investments during the period ...................    1,226,217,782        250,423,659         57,407,741         38,477,902
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................    1,565,674,484        388,404,622         86,973,942         77,891,930
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................      279,006,916        195,575,628         94,842,943         72,710,322
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................      (99,642,197)       (44,292,549)       (25,298,865)       (13,355,087)
Annuity benefit payments .............................          (48,492)           (17,543)           (24,585)            (9,481)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................      309,209,056        (92,089,284)        27,286,374         54,323,803
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........      488,525,283         59,176,252         96,805,867        113,669,557
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................    2,054,199,767        447,580,874        183,779,809        191,561,487

NET ASSETS:
Beginning of period ..................................    1,357,242,328        909,661,454        435,141,459        243,579,972
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $ 3,411,442,095    $ 1,357,242,328    $   618,921,268    $   435,141,459
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............      421,835,835        397,842,959        115,602,816         81,577,104
Purchase payments ....................................       64,052,931         77,332,989         23,030,880         21,359,028
Surrenders ...........................................      (22,853,729)       (17,946,718)        (5,886,018)        (3,889,138)
Transfers - interdivision and from (to) VALIC
   general account ...................................       69,695,056        (35,393,395)         7,138,854         16,555,822
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................      517,699,561        418,601,069        136,226,993        114,382,494
   Enhanced units:
     20 bp reduced ...................................       11,744,052          3,228,389          3,028,346          1,218,871
     40 bp reduced ...................................        3,286,480              6,377            631,193              1,451
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------
Accumulation value per unit:                                         $   1.179657  $   1.271278   $   1.191635   $   1.318263
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       1.220562      1.312731       1.222216       1.349397
     40 bp reduced .................................................     1.267698      1.360696       1.256142       1.384079



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------

Accumulation value per unit:                                         $   6.398997  $   3.216190   $   4.419383   $   3.762308
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       6.462689      3.241847       4.502622       3.825649
     40 bp reduced .................................................     6.536543      3.272354       4.596034       3.897214

30                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                                 AGSPC
                                                                     AMERICAN GENERAL SOCIALLY             MONEY MARKET FUND -
                                                                   RESPONSIBLE FUND - DIVISION 41              DIVISION 2
                                                                   ------------------------------    -----------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE          FOR THE
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
OPERATIONS:
Net investment income ............................................. $     79,807     $     23,760    $    162,374     $    184,017
Net realized gain on investments ..................................       64,508               --              --               --
Capital gains distributions from mutual funds .....................      391,925          285,733              --               --
Net unrealized appreciation (depreciation)
  of investments during the period ................................    1,103,235        1,099,673              --               --
                                                                    ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations .............    1,639,475        1,409,166         162,374          184,017
                                                                    ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    2,903,630               --         139,686           90,884
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................      (20,548)              --        (275,980)        (292,611)
Annuity benefit payments ..........................................           --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ..........................................    1,306,362        5,000,000         (44,481)        (364,560)
                                                                    ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
         resulting from principal transactions ....................    4,189,444        5,000,000        (180,775)        (566,287)
                                                                    ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    5,828,919        6,409,166         (18,401)        (382,270)

NET ASSETS:
Beginning of period ...............................................    6,409,166               --       4,197,487        4,579,757
                                                                    ------------     ------------    ------------     ------------
End of period ..................................................... $ 12,238,085     $  6,409,166    $  4,179,086     $  4,197,487
                                                                    ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ............................           --               --       1,700,333        1,931,439
Purchase payments .................................................    2,155,410               --          56,091           37,542
Surrenders ........................................................      (35,215)              --        (110,243)        (120,614)
Transfers - interdivision and from (to) VALIC general account .....      983,523               --         (13,712)        (148,034)
                                                                    ------------     ------------    ------------     ------------
Total units outstanding, end of period ............................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units .................................................      282,396               --       1,632,469        1,700,333
   Enhanced units:
     20 bp reduced ................................................      106,148               --              --               --
     40 bp reduced ................................................    2,715,174               --              --               --
                                                                    ------------     ------------    ------------     ------------
Accumulation units end of period ..................................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------





                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
Accumulation value per unit:
   Standard unit .................................................. $   1.497374     $         --    $   2.559979     $   2.468627
   Enhanced unit:
     20 bp reduced ................................................     1.501310               --              --               --
     40 bp reduced ................................................     1.505354               --              --               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            31


                                                                           AGSPC
                                                                      MONEY MARKET FUND -             AMERICAN GENERAL MONEY MARKET
                                                                          DIVISION 6                      FUND - DIVISION 44
                                                                --------------------------------    --------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    TO DECEMBER 31,
                                                                      1999             1998             1999             1998
                                                                  -------------    -------------    -------------    -------------

OPERATIONS:
Net investment income ..........................................  $  13,158,073    $   7,849,963      $   385,966    $      82,478
Net realized gain on investments ...............................             --               --               --               --
Capital gains distributions from mutual funds ..................             --               --               --               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................
                                                                  -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........     13,158,073        7,849,963          385,966           82,478
                                                                  -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................    119,148,566       87,624,322        6,681,738               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................    (66,195,806)     (33,439,890)        (641,200)              --
Annuity benefit payments .......................................         (1,607)          (1,603)              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account .......................................    122,595,014       63,714,230           73,281        5,000,000
                                                                  -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
         resulting from principal transactions .................    175,546,167      117,897,059        6,113,819        5,000,000
                                                                  -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................    188,704,240      125,747,022        6,499,785        5,082,478

NET ASSETS:
Beginning of period ............................................    266,651,604      140,904,582        5,082,478               --
                                                                  -------------    -------------    -------------    -------------
End of period ..................................................  $ 455,355,844    $ 266,651,604    $  11,582,263    $   5,082,478
                                                                  -------------    -------------    -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................    152,873,642       84,182,521               --               --
Purchase payments ..............................................     77,648,415       56,361,872        6,540,439               --
Surrenders .....................................................    (47,665,211)     (17,562,213)        (663,577)              --
Transfers - interdivision and from (to) VALIC general account ..     68,384,107       29,891,462           57,361               --
                                                                  -------------    -------------    -------------    -------------
Total units outstanding, end of period .........................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------
Units outstanding, by class:
   Standard units ..............................................    233,940,123      147,547,688        4,089,393               --
   Enhanced units:
     20 bp reduced .............................................      9,613,663        5,325,479        1,844,830               --
     40 bp reduced .............................................      7,687,167              475               --               --
                                                                  -------------    -------------    -------------    -------------
Accumulation units end of period ...............................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------



                                                                        AMERICAN GENERAL
                                                                  CONSERVATIVE GROWTH LIFESTYLE    AMERICAN GENERAL GROWTH LIFESTYLE
                                                                      FUND - DIVISION 50                   FUND - DIVISION 48
                                                                 -------------------------------   --------------------------------
                                                                    FOR THE       FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                  YEAR ENDED      AUGUST 26, 1998    YEAR ENDED      AUGUST 26, 1998
                                                                  DECEMBER 31,    TO DECEMBER 31,    DECEMBER 31,    TO DECEMBER 31,
                                                                     1999              1998             1999               1998
                                                                 -------------     -------------    -------------     -------------
OPERATIONS:
Net investment income ...........................................$     602,341     $      27,772    $     743,981     $      11,226
Net realized gain on investments ................................      895,570                --           63,773                --
Capital gains distributions from mutual funds ...................    1,025,645                --          323,571                --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (1,418,604)          800,941        1,217,409           970,379
                                                                 -------------     -------------    -------------     -------------
     Increase in net assets resulting from operations ...........    1,104,952           828,713        2,348,734           981,605
                                                                 -------------     -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    1,836,447                --        2,368,603                --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (50,904)               --          (49,197)               --
Annuity benefit payments ........................................           --                --               --                --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................         (326)        5,000,000              934         5,000,000
                                                                 -------------     -------------    -------------     -------------
     Increase (decrease) in net assets
         resulting from principal transactions ..................    1,785,217         5,000,000        2,320,340         5,000,000
                                                                 -------------     -------------    -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    2,890,169         5,828,713        4,669,074         5,981,605

NET ASSETS:
Beginning of period .............................................    5,828,713                --        5,981,605                --
                                                                 -------------     -------------    -------------     -------------
End of period ...................................................$   8,718,882     $   5,828,713    $  10,650,679     $   5,981,605
                                                                 -------------     -------------    -------------     -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --                --               --                --
Purchase payments ...............................................    1,654,793                --        1,895,721                --
Surrenders ......................................................      (41,867)               --          (36,221)               --
Transfers - interdivision and from (to) VALIC general account ...       (2,450)               --              604                --
                                                                 -------------     -------------    -------------     -------------
Total units outstanding, end of period ..........................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------
Units outstanding, by class:
   Standard units ...............................................      203,221                --          139,443                --
   Enhanced units:
     20 bp reduced ..............................................      246,969                --           46,149                --
     40 bp reduced ..............................................    1,160,286                --        1,674,512                --
                                                                 -------------     -------------    -------------     -------------
Accumulation units end of period ................................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------



                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      TO DECEMBER 31,
                                                        1999               1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.807351      $    1.742617      $    1.053624      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.856681           1.786658           1.056406                --
     40 bp reduced ...............................       1.909470           1.833793                 --                --


                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                         1999              1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.306897      $          --      $    1.538200      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.310337                 --           1.542278                --
     40 bp reduced ...............................       1.313858                 --           1.546416                --

32                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        AMERICAN GENERAL                  VANGUARD LIFESTRATEGY
                                                                    MODERATE GROWTH LIFESTYLE           CONSERVATIVE GROWTH FUND -
                                                                        FUND - DIVISION 49                    DIVISION 54
                                                                   -----------------------------    --------------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED  SEPTEMBER 22, 1998
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ------------    ---------------  ------------  ------------------
OPERATIONS:
Net investment income ...........................................  $    920,304     $     19,912    $    132,404     $         --
Net realized gain (loss) on investments .........................        83,407               --            (924)              --
Capital gains distributions from mutual funds ...................       389,591               --          35,147               --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................       497,038          925,696          68,926               --
                                                                   ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations ...........     1,890,340          945,608         235,553               --
                                                                   ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     4,916,637               --       3,578,560               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (119,332)              --        (181,467)              --
Annuity benefit payments ........................................            --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       (63,592)       5,000,000       1,692,135               --
                                                                   ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     4,733,713        5,000,000       5,089,228               --
                                                                   ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     6,624,053        5,945,608       5,324,781               --

NET ASSETS:
Beginning of period .............................................     5,945,608               --              --               --
                                                                   ------------     ------------    ------------     ------------
End of period ...................................................  $ 12,569,661     $  5,945,608    $  5,324,781     $         --
                                                                   ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --               --              --               --
Purchase payments ...............................................     4,077,444               --       3,221,062               --
Surrenders ......................................................      (102,891)              --        (162,437)              --
Transfers - interdivision and from (to) VALIC general account ...       (54,577)              --       1,536,786               --
                                                                   ------------     ------------    ------------     ------------
Total units outstanding, end of period ..........................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units ...............................................       215,575               --         554,101               --
   Enhanced units:
     20 bp reduced ..............................................       213,355               --         375,819               --
     40 bp reduced ..............................................     3,491,046               --       3,665,491               --
                                                                   ------------     ------------    ------------     ------------
Accumulation units end of period ................................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                   ------------     ------------    ------------     ------------

Accumulation value per unit:
   Standard unit ................................................  $   1.397661     $         --    $   1.153827     $         --
   Enhanced unit:
     20 bp reduced ..............................................      1.401340               --        1.156739               --
     40 bp reduced ..............................................      1.405109               --        1.159659               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            33

                                                                        VANGUARD LIFESTRATEGY             VANGUARD LIFESTRATEGY
                                                                            GROWTH FUND -                 MODERATE GROWTH FUND -
                                                                             DIVISION 52                       DIVISION 53
                                                                   -------------------------------- --------------------------------
                                                                     FOR THE      FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED   SEPTEMBER 22, 1998  YEAR ENDED   SEPTEMBER 22, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,
                                                                      1999             1998              1999            1998
                                                                   ------------- ------------------ ------------- ------------------
OPERATIONS:
Net investment income ...........................................  $     308,508    $        --     $     611,113    $        --
Net realized gain (loss) on investments .........................         57,727             --            29,492             --
Capital gains distributions from mutual funds ...................        177,605             --           218,753             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      2,002,755             --         1,470,942             --
                                                                   -------------    -----------     -------------    -----------
     Increase in net assets resulting from operations ...........      2,546,595             --         2,330,300             --
                                                                   -------------    -----------     -------------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     16,026,935             --        25,276,661             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (202,105)            --          (684,329)            --
Annuity benefit payments ........................................             --             --                --             --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................      6,590,799             --         5,146,081             --
                                                                   -------------    -----------     -------------    -----------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     22,415,629             --        29,738,413             --
                                                                   -------------    -----------     -------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     24,962,224             --        32,068,713             --

NET ASSETS:
Beginning of period .............................................             --             --                --             --
                                                                   -------------    -----------     -------------    -----------
End of period ...................................................  $  24,962,224    $        --     $  32,068,713    $        --
                                                                   -------------    -----------     -------------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................             --             --                --             --
Purchase payments ...............................................     13,077,473             --        21,705,063             --
Surrenders ......................................................       (161,106)            --          (580,717)            --
Transfers - interdivision and from (to) VALIC general account ...      5,453,813             --         4,517,365             --
                                                                   -------------    -----------     -------------    -----------
Total units outstanding, end of period ..........................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------
Units outstanding, by class:
   Standard units ...............................................      1,591,689             --         1,354,406             --
   Enhanced units:
     20 bp reduced ..............................................      1,468,333             --         2,152,244             --
     40 bp reduced ..............................................     15,310,158             --        22,135,061             --
                                                                   -------------    -----------     -------------    -----------
Accumulation units end of period ................................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------

                                                                      AGSPC ASSET ALLOCATION            TEMPLETON ASSET
                                                                         FUND - DIVISION 5         ALLOCATION FUND - DIVISION 19
                                                                    ----------------------------  ------------------------------
                                                                      FOR THE         FOR THE        FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                       1999             1998           1999            1998
                                                                    -------------  -------------  -------------    -------------
OPERATIONS:
Net investment income ...........................................   $   4,363,782  $   3,873,507  $   3,194,984    $   5,298,721
Net realized gain (loss) on investments .........................       4,428,516      2,520,862     14,669,025       10,513,951
Capital gains distributions from mutual funds ...................       4,417,585     12,936,405     38,640,994       9,560,576~
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      11,930,044     13,072,376      4,197,098      (10,693,322)
                                                                    -------------  -------------  -------------    -------------
     Increase in net assets resulting from operations ...........      25,139,927     32,403,150     60,702,101       14,679,926
                                                                    -------------  -------------  -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      21,853,335     16,199,430     36,161,331       55,452,646
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (17,081,242)   (12,309,318)   (21,505,474)     (15,786,958)
Annuity benefit payments ........................................         (19,764)        (9,811)       (25,689)         (22,337)
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       3,626,725      6,673,714    (75,781,880)     (47,069,555)
                                                                    -------------  -------------  -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................       8,379,054     10,554,015    (61,151,712)      (7,426,204)
                                                                    -------------  -------------  -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      33,518,981     42,957,165       (449,611)       7,253,722

NET ASSETS:
Beginning of period .............................................     227,535,157    184,577,992    324,128,007      316,874,285
                                                                    -------------  -------------  -------------    -------------
End of period ...................................................   $ 261,054,138  $ 227,535,157  $ 323,678,396    $ 324,128,007
                                                                    -------------  -------------  -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      60,269,168     57,307,351    190,963,707      196,150,946
Purchase payments ...............................................       5,389,575      4,579,044     19,274,982       32,881,580
Surrenders ......................................................      (4,241,930)    (3,567,970)   (12,264,078)     (10,222,721)
Transfers - interdivision and from (to) VALIC general account ...       1,013,569      1,950,743    (41,733,088)     (27,846,098)
                                                                    -------------  -------------  -------------    -------------
Total units outstanding, end of period ..........................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------
Units outstanding, by class:
   Standard units ...............................................      61,240,667     60,237,818    137,266,658      190,963,707
   Enhanced units:
     20 bp reduced ..............................................         673,135         31,350        485,669               --
     40 bp reduced ..............................................         516,580             --     18,489,196               --
                                                                    -------------  -------------  -------------    -------------
Accumulation units end of period ................................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998              1999          1998
                                                                   -------------    -----------     ------------    ------------
Accumulation value per unit:                                       $    1.352880    $        --     $    1.244955    $        --
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................       1.356289             --          1.248092             --
     40 bp reduced ..............................................       1.359710             --          1.251243             --

                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998          1999            1998
                                                                    -------------  -------------  -------------    -------------
Accumulation value per unit:                                        $    4.174280  $    3.772519  $    2.058095    $    1.695764
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................        4.303891       3.882024       2.102090               --
     40 bp reduced ..............................................        4.446999             --       2.150733               --

34                        NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ('VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-eight subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):                 American Century Ultra Fund (Division 31) (formerly known as
  AGSPC Asset Allocation Fund (Division 5)                             American Century-Twentieth Century Ultra Fund)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)                Dreyfus Variable Investment Fund - Small Cap
  AGSPC Government Securities Fund (Division 8)                        Portfolio (Division 18)
  AGSPC Growth Fund (Division 15)                                    Evergreen Growth and Income Fund - (Division 56)
  AGSPC Growth & Income Fund (Division 16)                           Evergreen Small Cap Value Fund (Division 55) (formerly known as
  AGSPC International Equities Fund (Division 11)                      Evergreen Small Cap Equity Income Fund)
  AGSPC International Government Bond Fund (Division 13)             Evergreen Value Fund - (Division 57)
  AGSPC MidCap Index Fund (Division 4)                               Dreyfus Founders Growth Fund (Division 30) (formerly known as
  AGSPC Money Market Fund (Divisions 2 and 6)                          Founders Growth Fund)
  AGSPC Science & Technology Fund (Division 17)                      Neuberger Berman Guardian Trust (Division 29)
  AGSPC Small Cap Index Fund (Division 14)                           Putnam Global Growth Fund (Division 28)
  AGSPC Social Awareness Fund (Division 12)                          Putnam New Opportunities Fund (Division 26)
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)                Putnam OTC & Emerging Growth Fund (Division 27)
                                                                     Scudder Growth and Income Fund (Division 21)
American General Series Portfolio Company 3 ("AGSPC 3"):             Templeton Foreign Fund (Division 32)
     American General Balanced Fund (Division 42)                    Templeton Variable Products Series Fund:
  American General Conservative Growth                                    Templeton Asset Allocation Fund (Division 19)
   Lifestyle Fund (Division 50)                                           Templeton International Fund (Division 20)
  American General Core Bond Fund (Division 58)                       T. Rowe Price Small-Cap Stock Fund (Division 51)
  American General Domestic Bond Fund (Division 43)                  Vanguard LifeStrategy Conservative Growth Fund (Division 54)
  American General Growth Lifestyle Fund (Division 48)               Vanguard LifeStrategy Growth Fund (Division 52)
  American General High Yield Bond Fund (Division 60)                Vanguard LifeStrategy Moderate Growth Fund (Division 53)
  American General International Growth Fund (Division 33)           Vanguard Long-Term Corporate Fund (Division 22)
  American General International Value Fund (Division 34)            Vanguard Long-Term Treasury Fund (Division 23)
  American General Large Cap Growth Fund (Division 39)               Vanguard Wellington Fund (Division 25)
  American General Large Cap Value Fund (Division 40)                Vanguard Windsor II Fund (Division 24)
  American General Mid Cap Growth Fund (Division 37)
  American General Mid Cap Value Fund (Division 38)
  American General Moderate Growth Lifestyle Fund (Division 49)
  American General Money Market Fund (Division 44)
  American General Small Cap Growth Fund (Division 35)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Strategic Bond Fund (Division 59)



     Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22, 1998. Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     USE OF ESTIMATES. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

                          NOTES TO FINANCIAL STATEMENTS                       35


     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.


NOTE C -- TRANSACTIONS WITH AFFILIATES

     VALIC serves as investment adviser (the "Adviser"), transfer agent, and accounting services agent to AGSPC 1 and AGSPC 3. American General Investment Management, L.P., an affiliate of the Adviser, serves as investment sub-adviser to certain AGSPC 3 mutual funds.
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates:

                   DIVISIONS                          STANDARD CHARGE
                   ------------------------------------------------------------------------
                   10B                                0.85% on the first $10 million
                                                      0.425% on the next $90 million
                                                      0.21% on the excess over $100 million
                   ------------------------------------------------------------------------
                   1, 2, 4 through 8,
                   10A, 10C and 10D,
                   11 through 17,                     1.00%
                   33 through 44,
                   48 through 50 and
                   58 through 60
                   ------------------------------------------------------------------------
                   18 through 32
                   51 through 57                      1.25%
                   ------------------------------------------------------------------------

     Certain mutual funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

                   DIVISIONS                          EXPENSE REDUCTION
                   ------------------------------------------------------------------------
                   21 through 23,
                   26 through 30,
                   32 through 44,                     0.25%
                   48 through 50,
                   55 through 60
                   ------------------------------------------------------------------------
                   31                                 0.20% on the first $75 million
                                                      0.25% on the excess over $75 million
                   ------------------------------------------------------------------------
                   18                                 0.15%
                   ------------------------------------------------------------------------


     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

36                      NOTES TO FINANCIAL STATEMENTS

     Expenses of VALIC Separate Account A Divisions 10A and 10B, (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets:

                   DIVISIONS                          EXPENSE LIMITATIONS
                   ---------------------------------------------------------------------------------
                   10A                                1.4157% on the first $359,065,787
                                                      1.36% on the next $40,934,213
                                                      1.32% on the excess over $400 million
                   ---------------------------------------------------------------------------------
                   10B                                0.6966% on the first $25,434,267
                                                      0.50% on the next $74,565,733
                                                      0.25% on the excess over $100 million
                   ---------------------------------------------------------------------------------

     Accordingly, during the years ended December 31, 1999 and 1998, VALIC reduced expenses of Division 10B by $94,122 and $82,027, respectively.

   A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $6,506,341 and $5,575,601 for the years ended December 31, 1999 and 1998, respectively.
   VALIC received surrender charges of $6,181,873 and $4,581,641 for the years ended December 31, 1999 and 1998, respectively. In addition, VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.
   VALIC contributed to the Separate Account $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS
   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1999:

                                                                                                                        UNREALIZED
                                                                            MARKET                                     APPRECIATION
UNDERLYING FUND                                     DIVISION     SHARES      PRICE       MARKET          COST         (DEPRECIATION
----------------------------------------------    ----------  -----------  --------  -------------  -------------  -----------------
AGSPC International Equities Fund.............        11       12,681,732   $13.80    $175,007,894   $153,864,816   $  21,143,078
AGSPC MidCap Index Fund.......................        4        39,427,464    22.24     876,866,818    761,782,279     115,084,539
AGSPC Small Cap Index Fund....................        14       14,526,817    16.60     241,145,168    228,085,714      13,059,454
AGSPC Stock Index Fund........................    10A,B,C,D   118,066,893    44.44   5,246,892,687  2,621,261,506   2,625,631,181
AGSPC Growth Fund.............................        15       51,853,516    23.50   1,218,557,601    902,850,565     315,707,036
AGSPC Growth & Income Fund....................        16       15,306,480    21.99     336,589,500    252,817,396      83,772,104
American Century Ultra Fund...................        31       22,353,284    45.78   1,023,333,380    773,447,526     249,885,854
American General International Growth Fund....        33          431,454    15.87       6,847,182      4,540,670       2,306,512
American General International Value Fund.....        34          443,411    18.26       8,096,689      4,952,066       3,144,623
American General Large Cap Growth Fund........        39        1,329,646    16.32      21,699,827     17,193,893       4,505,934
American General Large Cap Value Fund.........        40          405,206    11.04       4,473,480      4,309,106         164,374
American General Mid Cap Growth Fund..........        37          548,588    12.88       7,065,815      5,898,950       1,166,865
American General Mid Cap Value Fund...........        38          734,556    11.34       8,329,863      8,197,536         132,327
American General Small Cap Growth Fund........        35          783,183    21.25      16,642,631     10,446,375       6,196,256
American General Small Cap Value Fund.........        36          435,735    10.26       4,470,644      4,378,518          92,126
Dreyfus Variable Investment Fund --
  Small Cap Portfolio.........................        18       11,749,941    66.34     779,491,073    597,305,985     182,185,088
Evergreen Growth and Income Fund..............        56              193    32.23           6,220          5,850             370
Evergreen Small Cap Value Fund................        55               16    14.77             243            243               -
Evergreen Value Fund..........................        57              212    20.69           4,388          4,707            (319)

                          NOTES TO FINANCIAL STATEMENTS                       37

                                                                                                                        UNREALIZED
                                                                         MARKET                                       APPRECIATION
UNDERLYING FUND                                 DIVISION     SHARES       PRICE        MARKET           COST         (DEPRECIATION)
---------------------------------------------   --------   ----------   -------  ---------------  ---------------  ----------------
Dreyfus Founders Growth Fund ................     30       36,634,173   $ 23.87  $   874,457,709  $   744,045,046  $  130,412,663
Neuberger Berman Guardian Trust .............     29        4,205,603     14.14       59,467,223       72,768,026     (13,300,803)
Putnam Global Growth Fund ...................     28       26,666,641     18.59      495,732,851      350,405,108     145,327,743
Putnam New Opportunities Fund ...............     26       11,157,111     90.96    1,014,850,850      630,466,495     384,384,355
Putnam OTC & Emerging Growth Fund ...........     27       11,652,311     37.01      431,252,004      234,928,422     196,323,582
Scudder Growth and Income Fund ..............     21        9,240,762     26.69      246,635,934      258,757,360     (12,121,426)
T. Rowe Price Small-Cap Stock Fund ..........     51          383,280     22.80        8,738,757        7,730,112       1,008,645
Templeton Foreign Fund ......................     32       29,989,326     11.22      336,480,225      305,197,182      31,283,043
Templeton International Fund ................     20       36,732,726     22.25      817,303,148      697,567,268     119,735,880
Vanguard Windsor II Fund ....................     24       29,350,047     24.97      732,870,656      860,734,104    (127,863,448)
American General Balanced Fund ..............     42          806,619     12.34        9,953,676        8,797,929       1,155,747
Vanguard Wellington Fund ....................     25       20,381,425     27.96      569,864,636      610,206,190     (40,341,554)
AGSPC Capital Conservation Fund .............    1 & 7      6,271,787      9.04       56,696,951       59,937,282      (3,240,331)
AGSPC Government Securities Fund ............      8        9,791,463      9.53       93,312,643       99,573,538      (6,260,895)
AGSPC International ~Government Bond Fund ...     13       12,944,516     11.52      149,120,828      154,526,420      (5,405,592)
American General Core Bond Fund .............     58          546,329      9.46        5,168,278        5,453,662        (285,384)
American General Domestic Bond Fund .........     43          196,208      9.33        1,830,628        1,941,338        (110,710)
American General High Yield Bond Fund .......     60          573,040      9.75        5,587,119        5,731,184        (144,065)
American General Strategic Bond Fund ........     59          552,828      9.96        5,506,171        5,531,806         (25,635)
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ..................     22        8,417,206      8.11       68,263,542       76,417,392      (8,153,850)
  Long-Term Treasury Fund ...................     23       14,669,704      9.67      141,856,062      159,944,453     (18,088,391)
AGSPC Science & Technology Fund .............     17       72,283,188     47.13    3,406,706,628    1,882,063,789    1,524,642,83
AGSPC Social Awareness Fund .................     12       23,981,721     25.81      618,968,226      477,460,805     141,507,421
American General Socially
  Responsible Fund ..........................     41          885,926     13.80       12,225,981       10,023,073       2,202,908
AGSPC Money Market Fund .....................  2 & 6      463,954,740      1.00      463,954,740      463,954,740            --
American General Money Market Fund ..........     44       11,553,720      1.00       11,553,720       11,553,720            --
American General Conservative
 Growth Lifestyle Fund ......................     50          809,972     10.74        8,699,095        9,316,758        (617,663)
American General Growth Lifestyle Fund ......     48          761,135     13.96       10,625,442        8,437,654       2,187,788
American General Moderate
  Growth Lifestyle Fund .....................     49          994,186     12.60       12,526,733       11,103,999       1,422,734
Vanguard LifeStrategy
   Conservative Growth Fund .................     54          352,263     15.10        5,319,180        5,250,254          68,926
Vanguard LifeStrategy Growth Fund ...........     52        1,163,639     21.41       24,913,522       22,910,767       2,002,755
Vanguard LifeStrategy
   Moderate Growth Fund .....................     53        1,762,720     18.18       32,046,248       30,575,306       1,470,942
AGSPC Asset Allocation Fund .................      5       17,289,012     15.09      260,891,195      212,925,934      47,965,261
Templeton Asset Allocation Fund .............     19       13,861,377     23.37      323,940,365      286,019,883      37,920,482
                                                        -------------     -----  ---------------  ---------------  --------------
   Total ....................................           1,171,895,031            $21,292,842,069  $15,133,600,700  $6,159,241,369
                                                        =============     =====  ===============  ===============  ==============

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

38                        NOTES TO FINANCIAL STATEMENTS


NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                                          PURCHASES                 SALES
                                                                                      --------------          --------------
AGSPC International Equities Fund Division 11....................................     $  134,677,751          $  139,385,819
AGSPC MidCap Index Fund Division 4...............................................        235,122,234             121,903,304
AGSPC Small Cap Index Fund Division 14...........................................         54,587,283              58,450,240
AGSPC Stock Index Fund:..........................................................
   Division 10A..................................................................         24,080,573              77,479,615
   Division 10B..................................................................          3,046,671               7,574,316
   Division 10C..................................................................        626,807,392              82,339,542
   Division 10D..................................................................          4,099,962              10,844,842
AGSPC Growth Fund Division 15....................................................         88,504,403             118,778,430
AGSPC Growth & Income Fund Division 16...........................................         52,289,506              29,123,818
American Century Ultra Fund Division 31..........................................        444,783,914              21,596,564
American General International Growth Fund Division 33...........................            946,472                  70,990
American General International Value Fund Division 34 ...........................          1,433,853                 138,079
American General Large Cap Growth Fund Division 39...............................         14,803,088                 658,862
American General Large Cap Value Fund Division 40................................          1,603,370                 268,211
American General Mid Cap Growth Fund Division 37.................................          1,915,167                  88,442
American General Mid Cap Value Fund Division 38..................................          4,571,598                 606,656
American General Small Cap Growth Fund Division 35...............................          6,687,388                 288,207
American General Small Cap Value Fund Division 36................................            599,894                 142,588
Dreyfus Variable Investment Fund - Small Cap Portfolio Division 18...............         21,111,378             196,910,062
Evergreen Growth and Income Fund Division 56.....................................             11,440                   5,621
Evergreen Small Cap Value Fund Division 55.......................................                243                      --
Evergreen Value Fund Division 57.................................................              4,708                      --
Dreyfus Founders Growth Fund Division 30.........................................        377,694,422              15,816,982
Neuberger Berman Guardian Trust Division 29......................................         16,757,237              12,416,328
Putnam Global Growth Fund Division 28............................................        211,644,710              15,117,798
Putnam New Opportunities Fund Division 26........................................        296,792,660              13,090,798
Putnam OTC & Emerging Growth Fund Division 27....................................        137,306,910              40,666,703
Scudder Growth and Income Fund Division 21.......................................         31,899,301              36,629,775
T. Rowe Price Small-Cap Stock Fund Division 51 ..................................          8,924,589               1,235,607
Templeton Foreign Fund Division 32...............................................        101,740,948              61,364,564
Templeton International Fund Division 20.........................................        189,502,177             212,566,145
Vanguard Windsor II Fund Division 24.............................................        269,298,579              49,634,770
American General Balanced Fund Division 42 ......................................          3,866,126                 161,950
Vanguard Wellington Fund Division 25.............................................        213,879,566              21,573,138
AGSPC Capital Conservation Fund:
   Division 1....................................................................            539,820               1,229,647
   Division 7....................................................................          8,884,731              13,555,587
AGSPC Government Securities Fund Division 8......................................         43,737,807              55,270,473
AGSPC International Government Bond Fund Division 13.............................        110,344,428             114,909,023
American General Core Bond Fund Division 58......................................            397,138                   9,568
American General Domestic Bond Fund Division 43..................................            902,534                 234,776
American General High Yield Bond Fund Division 60................................            669,191                  29,912
American General Strategic Bond Fund Division 59                                             453,036                   1,300
Vanguard Long-Term Corporate Fund Division 22....................................         26,914,873               9,374,775
Vanguard Long-Term Treasury Fund Division 23.....................................         65,677,636              20,627,370
AGSPC Science & Technology Fund Division 17......................................        858,454,770              65,588,109
AGSPC Social Awareness Fund Division 12..........................................        133,894,631              15,404,062
American General Socially Responsible Fund Division 41...........................          4,913,557                 264,485
AGSPC Money Market Fund:
   Division 2....................................................................          3,989,984               4,006,915
   Division 6....................................................................        533,688,517             340,162,602
American General Money Market Fund Division 44...................................          8,345,963               1,874,721
American General Conservative Growth Lifestyle Fund Division 50..................          8,807,869               5,415,651
American General Growth Lifestyle Fund Division 48...............................          3,618,201                 265,479
American General Moderate Growth Lifestyle Fund Division 49......................          6,430,264                 434,004
Vanguard LifeStrategy Conservative Growth Fund Division 54.......................          5,949,918                 698,740
Vanguard LifeStrategy Growth Fund Division 52 ...................................         24,674,642               1,821,602
Vanguard LifeStrategy Moderate Growth Fund Division 53 ..........................         31,808,062               1,262,248
AGSPC Asset Allocation Fund Division 5...........................................         35,282,084              18,243,130
Templeton Asset Allocation Fund Division 19......................................         62,685,987              81,750,675
                                                                                      --------------          --------------
Total ...........................................................................     $5,562,061,156          $2,099,363,620
                                                                                      ==============          ==============

                            SUPPLEMENTAL INFORMATION                          39




                                                                     GROUP                                        PORTFOLIO
                                                                     UNIT                       INDEPENDENCE      DIRECTOR
                                                                   PURCHASE        IMPACT           PLUS              1
                                                                   DIVISION       DIVISION        DIVISION        DIVISION
                                                                   --------       --------      ------------      ---------
INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              --              11              11
  AGSPC MidCap Index Fund ..............................              --               4               4               4
  AGSPC Small Cap Index Fund ...........................              --              --              14              14
  AGSPC Stock Index Fund ...............................           10A, 10B          10D             10C             10C

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              --              --              --              15
  AGSPC Growth & Income Fund ...........................              --              --              --              16
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              --              --              --              --
  American General International Growth Fund ...........              --              --              --              --
  American General International Value Fund ............              --              --              --              --
  American General Large Cap Growth Fund ...............              --              --              --              --
  American General Large Cap Value Fund ................              --              --              --              --
  American General Mid Cap Growth Fund .................              --              --              --              --
  American General Mid Cap Value Fund ..................              --              --              --              --
  American General Small Cap Growth Fund ...............              --              --              --              --
  American General Small Cap Value Fund ................              --              --              --              --
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              --              --              18
  Evergreen Growth and Income Fund .....................              --              --              --              --
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              --              --              --
  Evergreen Value Fund .................................              --              --              --              --
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              --              --              --              --
  Neuberger Berman Guardian Trust ......................              --              --              --              --
  Putnam Global Growth Fund ............................              --              --              --              --
  Putnam New Opportunities Fund ........................              --              --              --              --
  Putnam OTC & Emerging Growth Fund ....................              --              --              --              --
  Scudder Growth and Income Fund .......................              --              --              --              --
  T. Rowe Price Small-Cap Stock Fund ...................              --              --              --              --
  Templeton Foreign Fund ...............................              --              --              --              --
  Templeton International Fund .........................              --              --              --              20
  Vanguard Windsor II Fund .............................              --              --              --              --

BALANCED FUNDS

  American General Balanced Fund .......................              --              --              --              --
  Vanguard Wellington Fund .............................              --              --              --              --



                                                                                                      YEAR TO DATE
                                                                                                      TOTAL RETURN
                                                                   PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                   DIRECTOR        DIRECTOR           DECEMBER 31,
                                                                      2              PLUS       -------------------------
                                                                   DIVISION        DIVISION       1999             1998
                                                                  ---------       ----------    --------          -------

INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              11         27.88%           17.57%
  AGSPC MidCap Index Fund ..............................              --               4         13.78            17.80
  AGSPC Small Cap Index Fund ...........................              --              14         20.10            (2.92)
  AGSPC Stock Index Fund ...............................             10C             10C         19.37            27.14

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              15              15          6.33            16.96
  AGSPC Growth & Income Fund ...........................              --              16         21.61            13.41
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              31              31         40.00            33.14
  American General International Growth Fund ...........              --              33         55.45             5.17(a)
  American General International Value Fund ............              --              34         66.59            14.99(a)
  American General Large Cap Growth Fund ...............              --              39         34.39            24.08(a)
  American General Large Cap Value Fund ................              --              40          4.52            24.66(a)
  American General Mid Cap Growth Fund .................              --              37          5.60            34.77(a)
  American General Mid Cap Value Fund ..................              --              38         21.28            25.47(a)
  American General Small Cap Growth Fund ...............              --              35         68.43            34.94(a)
  American General Small Cap Value Fund ................              --              36         (7.27)           16.53(a)
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              18         21.80            (4.51)
  Evergreen Growth and Income Fund .....................              --              56         13.29              n/a(c)
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              55         (0.45)             n/a(c)
  Evergreen Value Fund .................................              --              57          3.41              n/a(c)
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              30              30         37.64            23.76
  Neuberger Berman Guardian Trust ......................              29              29          7.36             1.34
  Putnam Global Growth Fund ............................              28              28         63.00            27.48
  Putnam New Opportunities Fund ........................              26              26         67.91            23.12
  Putnam OTC & Emerging Growth Fund ....................              27              27        124.57             9.87
  Scudder Growth and Income Fund .......................              21              21          5.09             4.99
  T. Rowe Price Small-Cap Stock Fund ...................              --              51         13.33            14.10(b)
  Templeton Foreign Fund ...............................              32              32         38.34            (5.82)
  Templeton International Fund .........................              --              20         22.10             7.95
  Vanguard Windsor II Fund .............................              24              24         (6.96)           14.90

BALANCED FUNDS

  American General Balanced Fund .......................              --              42         13.07            17.01(a)
  Vanguard Wellington Fund .............................              25              25          3.11            10.65


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.

(c) Since January 4, 1999, inception of the Division.


The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

40                          SUPPLEMENTAL INFORMATION

                                                                GROUP                             PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                                UNIT                INDEPENDENCE  DIRECTOR    DIRECTOR     DIRECTOR
                                                              PURCHASE    IMPACT        PLUS          1           2          PLUS
                                                              DIVISION   DIVISION     DIVISION    DIVISION    DIVISION     DIVISION
                                                              --------   --------   ------------  ---------   ---------   ---------
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................           --          1            7            7          --          7
  AGSPC Government Securities Fund ......................           --         --            8            8          --          8
  AGSPC International Government Bond Fund ..............           --         --           13           13          13         13
  American General Core Bond Fund .......................           --         --           --           --          --         58
  American General Domestic Bond Fund ...................           --         --           --           --          --         43
  American General High Yield Bond Fund .................           --         --           --           --          --         60
  American General Strategic Bond Fund ..................           --         --           --           --          --         59
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................           --         --           --           --          22         22
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........           --         --           --           --          23         23

SPECIALTY FUNDS
  AGSPC Science & Technology Fund .......................           --         --           --           17          17         17
  AGSPC Social Awareness Fund ...........................           --         --           12           12          12         12
  American General Socially Responsible Fund ............           --         --           --           --          --         41

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................           --          2            6            6           6          6
  American General Money Market Fund ....................           --         --           --           --          --         44

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...           --         --           --           --          --         50
  American General Growth Lifestyle Fund ................           --         --           --           --          --         48
  American General Moderate Growth Lifestyle Fund .......           --         --           --           --          --         49
  Vanguard LifeStrategy Conservative Growth Fund ........           --         --           --           --          --         54
  Vanguard LifeStrategy Growth Fund .....................           --         --           --           --          --         52
  Vanguard LifeStrategy Moderate Growth Fund ............           --         --           --           --          --         53

ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................           --          5            5            5          --          5
  Templeton Asset Allocation Fund .......................           --         --           --           19          --         19


                                                                           YEAR TO DATE
                                                                           TOTAL RETURN
                                                                          FOR YEAR ENDING
                                                                            DECEMBER 31,
                                                                     -------------------------
                                                                      1999                1998
                                                                     -----               -----
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................            (1.40)%              6.30%
  AGSPC Government Securities Fund ......................            (3.74)               7.86
  AGSPC International Government Bond Fund ..............            (6.88)              15.92
  American General Core Bond Fund .......................            (1.89)               2.92(a)
  American General Domestic Bond Fund ...................            (3.81)               4.44(a)
  American General High Yield Bond Fund .................             2.17                5.31(a)
  American General Strategic Bond Fund ..................             3.06                4.99(a)
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................            (7.21)               8.04
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........            (9.61)              11.82

SPECIALTY FUNDS                                                      98.96               40.71
  AGSPC Science & Technology Fund .......................            17.46               26.03
  AGSPC Social Awareness Fund ...........................            17.19               27.78(a)
  American General Socially Responsible Fund ............

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................             3.71                4.12
  American General Money Market Fund ....................             3.98                1.33(a)

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...            12.47               16.20(a)
  American General Growth Lifestyle Fund ................            28.99               19.25(a)
  American General Moderate Growth Lifestyle Fund .......
  Vanguard LifeStrategy Conservative Growth Fund ........            17.90               18.54(a)
  Vanguard LifeStrategy Growth Fund .....................             6.44                8.40(b)
  Vanguard LifeStrategy Moderate Growth Fund ............            15.82               16.81(b)
                                                                     10.57               12.59(b)
ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................            10.65               17.19
  Templeton Asset Allocation Fund .......................            21.37                5.07


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors
The Variable Annuity Life Insurance Company

     We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                       /s/ ERNST & YOUNG LLP
                                       ----------------------------------------
                                           ERNST & YOUNG LLP

Houston, Texas
February 14, 2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED BALANCE SHEET

At December 31
In millions, except per share data

                                                                                     1999                  1998
-----------------------------------------------------------------------------------------------------------------

ASSETS         Investments - Notes 2, 7, 8, 9:
                 Fixed maturity securities
                   (amortized cost: $21,797 in 1999 and $21,733 in 1998)           $  21,258            $  22,878
                 Equity securities (cost: $182 in 1999 and $176 in 1998)                 220                  194
                 Mortgage loans on real estate                                         1,478                1,213
                 Real estate                                                              25                   21
                 Policy loans                                                            849                  789
                 Other long-term invested assets                                          95                   59
                 Short-term investments                                                   94                  164
               --------------------------------------------------------------------------------------------------
                   Total investments                                                  24,019               25,318
               --------------------------------------------------------------------------------------------------
               Investment income receivable                                              387                  370
               Cash                                                                       26                  105
               Receivable for securities sold                                             13                   22
               Deferred policy acquisition costs - Note 3                              1,301                  665
               Cost of insurance purchased - Note 4                                       19                   22
               Due from reinsurer, net                                                    12                   13
               Other assets                                                              156                  120
               Assets held in Separate Accounts                                       21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total assets                                                    $  47,323            $  41,347
-----------------------------------------------------------------------------------------------------------------
LIABILITIES    Policy reserves for fixed annuity investment contracts              $  23,441            $  23,219
               Payable for securities purchased                                           --                   41
               Remittances not allocated                                                  50                   96
               Commissions, general expenses and taxes (other than income taxes)          55                   38
               Other liabilities                                                         140                  193
               Income tax liabilities - Note 5                                           284                  542
               Liabilities related to Separate Accounts                               21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total liabilities                                                  45,360               38,841
-----------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S  Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY           and outstanding in 1999 and 1998 - Note 6                                 4                    4
               Additional paid-in capital                                                851                  833
               Retained earnings                                                       1,395                1,142
               Accumulated other comprehensive income (loss) - Note 2                   (287)                 527
               --------------------------------------------------------------------------------------------------
                   Total stockholder's equity                                          1,963                2,506
               --------------------------------------------------------------------------------------------------
                   Total liabilities and stockholder's equity                      $  47,323            $  41,347
               --------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF INCOME

For the years ended December 31,
In millions

                                                                                       1999            1998              1997
-------------------------------------------------------------------------------------------------------------------------------
REVENUES         Premium and other considerations                                   $      19       $       --        $      --
                 Surrender charges                                                         15               15               12
                 Mortality charges                                                        184              135               94
                 Expense charges                                                            8                7                6
                 Net investment income - Note 2                                         1,834            1,811            1,730
                 Realized investment gains (losses) - Note 2                                5              (28)              20
                 Other income                                                              28               19               17
                 --------------------------------------------------------------------------------------------------------------
                    Total revenues                                                      2,093            1,959            1,879
-------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND     Insurance policy benefits                                                 19               --               --
EXPENSES         Increase in policy reserves for fixed annuity contracts                1,213            1,296            1,286
                 Expenses:
                    Commissions                                                           149             124               111
                    Salaries                                                               94               71               59
                    Data processing                                                        63               29               15
                    Postage and telephone                                                  22               15               12
                    Sales promotion                                                        11               10               10
                    Depreciation expense on furniture and equipment                        16               10                9
                    Rent                                                                   12               10                8
                    Taxes, licenses and fees                                               10                8                7
                    Printing and supplies                                                   8                7                5
                    Other expenses                                                         41               61               35
                    Amortization of deferred policy acquisition costs, net - Note 3        56               55               42
                    Amortization of cost of insurance purchased, net - Note 4               3                2               --
                    Policy acquisition costs deferred - Note 3                           (196)            (160)            (138)
                 --------------------------------------------------------------------------------------------------------------
                       Total expenses                                                     289              242              175
                 --------------------------------------------------------------------------------------------------------------
                       Total costs and expenses                                         1,521            1,538            1,461
-------------------------------------------------------------------------------------------------------------------------------
EARNINGS         Income before income tax expense                                         572              421              418
                 Income tax expense - Note 5                                              195              137              144
                 --------------------------------------------------------------------------------------------------------------
                    Net income                                                      $     377       $      284        $     274
                 --------------------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31,
In millions, except per share data


                                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK               Balance at beginning and end of year                      $     4      $     4      $     4
-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL                 Balance at beginning of year                                  833          711          459
PAID-IN-CAPITAL            Capital contribution from stockholder                          18          122          252
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                      851          833          711
-------------------------------------------------------------------------------------------------------------------------
RETAINED                   Balance at beginning of year                                1,142        1,039        1,144
EARNINGS                   Net income                                                    377          284          274
                           Dividends paid to stockholder                                (124)        (181)        (379)
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                    1,395        1,142        1,039
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER          Balance at beginning of year                                  527          306          167
COMPREHENSIVE              Change in net unrealized gains (losses) on securities        (814)         221          139
                           ----------------------------------------------------------------------------------------------
INCOME (LOSS)               Balance at end of year                                      (287)         527          306
-------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S
EQUITY                       Balance at end of year                                  $ 1,963      $ 2,506      $ 2,060
                           ----------------------------------------------------------------------------------------------

















--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

                                                                                       1999        1998          1997
----------------------------------------------------------------------------------------------------------------------
NET INCOME                 Net income                                                $   377      $   284      $   274
----------------------------------------------------------------------------------------------------------------------
OTHER                      Change in net unrealized gains (losses) on securities
COMPREHENSIVE                   Fair value of fixed maturity securities               (1,684)         155          468
INCOME (LOSS)                   Deferred policy acquisition costs and
                                   cost of insurance purchased                           499          172         (251)
                                Deferred income taxes                                    351         (124)         (78)
                           -------------------------------------------------------------------------------------------
                                Change in fixed maturity securities                     (834)         203          139
                                Change in equity securities and other                     20           18            -
                           -------------------------------------------------------------------------------------------
                                 Total                                                  (814)         221          139
----------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE
INCOME (LOSS)              Comprehensive income (loss)                               $  (437)     $   505      $   413
                           -------------------------------------------------------------------------------------------
                           See notes to consolidated financial statements.



--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CASH FLOWS

For the years ended December 31,
In millions

                                                                                   1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
OPERATING             Net income                                                 $    377      $    284      $    274
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                          1,213         1,296         1,286
                         Deferred policy acquisition costs
                          and cost of insurance purchased                            (137)         (103)          (96)
                         Other, net                                                   (74)          (44)          (51)
                      ------------------------------------------------------------------------------------------------
                            Net cash provided by operating activities               1,379         1,433         1,413
----------------------------------------------------------------------------------------------------------------------
INVESTING             Investment purchases                                        (28,211)      (15,180)      (18,403)
ACTIVITIES            Investment calls, maturities and sales                       27,789        14,732        17,500
                      Net (increase) decrease in short-term investments                70          (104)           (8)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for investing activities                   (352)         (552)         (911)
----------------------------------------------------------------------------------------------------------------------
FINANCING             Policyholder account deposits                                 4,251         3,756         3,385
ACTIVITIES            Policyholder account withdrawals                             (2,033)       (1,777)       (1,427)
                      Transfers to Separate Accounts                               (3,218)       (2,728)       (2,325)
                      Capital contribution from stockholder                            18           122           252
                      Dividends paid to stockholder                                  (124)         (181)         (379)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for financing activities                 (1,106)         (808)         (494)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE            Net increase (decrease) in cash                                 (79)           73             8
IN CASH               Cash at beginning of year                                       105            32            24
                      ------------------------------------------------------------------------------------------------
                            Cash at end of year                                  $     26      $    105      $     32
                      ------------------------------------------------------------------------------------------------

                      See notes to consolidated financial statements.

-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999
In millions, except per share data

                                        1

                        SIGNIFICANT ACCOUNTING POLICIES


1.1 INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. In 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. VALIC will adopt SFAS 133 on January 1, 2001. VALIC does not expect adoption to have a material impact on the consolidated results of operation or financial position.

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     Beginning in 1998, VALIC held trading securities at various times and reported them at fair value. VALIC held no trading securities at December 31, 1999 or 1998. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 1999 or 1998.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

1.5 DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% for both 1998 and 1999. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.


--------------------------------------------------------------------------------
                                                                               7

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 1999, 1998, and 1997, or for the years then ended.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:

                               1999          1998          1997
-----------------------------------------------------------------
Statutory net income          $   256       $   170       $   238
Change in DPAC and CIP            137           103            96
Investment valuation
   differences                     21            48            --
Policy reserve adjustments         42            67            (5)
Deferred income taxes             (58)          (57)          (27)
Other, net                        (21)          (47)          (28)
-----------------------------------------------------------------
   GAAP net income            $   377       $   284       $   274
-----------------------------------------------------------------
Statutory equity              $ 1,331       $ 1,237       $ 1,189
Asset valuation reserve           272           230           188
Investment valuation
   differences*                  (550)        1,128           970
DPAC and CIP                    1,320           687           392
Non-admitted assets               104            72            35
Policy reserve adjustments        (92)         (134)         (187)
Deferred income taxes            (266)         (556)         (375)
Other, net                       (156)         (158)         (152)
-----------------------------------------------------------------
   GAAP equity                $ 1,963       $ 2,506       $ 2,060
-----------------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                       2

                                  INVESTMENTS


2.1 INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1999          1998          1997
------------------------------------------------------------------
Non-affiliated fixed
 maturity securities            $1,670        $1,664        $1,563
Affiliated fixed
 maturity securities                 2             3             3
Equity securities                   15            --            --
Mortgage loans on
 real estate                       104           113           124
Other                               71            63            53
------------------------------------------------------------------
  Gross investment income        1,862         1,843         1,743
  Investment expense                28            32            13
------------------------------------------------------------------
    Net investment income       $1,834        $1,811        $1,730
------------------------------------------------------------------

     There were no investments during 1999 and 1998 that did not produce investment income. The carrying value of investments that produced no investment income during 1997 totaled $12 million or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1999.

2.2 REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1999         1998         1997
-------------------------------------------------------------------
Fixed maturity securities
  Gross gains                       $ 101        $  14        $  35
  Gross losses                        (86)         (50)         (29)
-------------------------------------------------------------------
    Total fixed maturity
     securities                        15          (36)           6
-------------------------------------------------------------------
Mortgage loans on real estate          (4)           9           21
Real estate                            --            7            4
Other long-term investments             2           --           --
DPAC amortization and
  investment expense                   (8)          (8)         (11)
-------------------------------------------------------------------
  Realized investment gains
   (losses) before taxes                5          (28)          20
Income tax expense (benefit)            2          (10)           7
-------------------------------------------------------------------
  Net realized investment
   gains (losses)                   $   3        $ (18)       $  13
-------------------------------------------------------------------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions
--------------------------------------------------------------------------------
2.3 FIXED MATURITY AND EQUITY SECURITIES

         VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                         Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses       Fair Value
                                       -----------------   ----------------------   -----------------------    -----------------
                                         1999     1998      1999          1998        1999           1998       1999      1998
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies            $   159   $   299   $    10        $    38   $    (1)        $    --    $   168   $   337
Obligations of states and
  political subdivisions                   105        56        --              3        (7)             --         98        59
Debt securities issued by
  foreign governments                      134       232         3             17        --              --        137       249
Corporate securities                    16,584    16,153       122            934      (639)            (73)    16,067    17,014
Mortgage-backed securities               4,774     4,948        31            227       (58)             (1)     4,747     5,174
Affiliated fixed maturity securities        27        25        --             --        --              --         27        25
Redeemable preferred stock                  14        20        --             --        --              --         14        20
--------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities        $21,797   $21,733   $   166        $ 1,219   $  (705)        $   (74)   $21,258   $22,878
--------------------------------------------------------------------------------------------------------------------------------
Equity securities                      $   182   $   176   $    38        $    18   $    --         $    --    $   220   $   194
--------------------------------------------------------------------------------------------------------------------------------


2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

         MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:

                                         Amortized    Fair
                                           Cost       Value
------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                   $     600   $   602
   In years two through five                 4,558     4,576
   In years six through ten                  6,584     6,383
   After ten years                           5,281     4,950
Mortgage-backed securities                   4,774     4,747
------------------------------------------------------------
       Total fixed maturity securities   $  21,797   $21,258
------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4 NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                 1999       1998      1997
------------------------------------------------------------
Gross unrealized gains          $  204    $ 1,237    $ 1,011
Gross unrealized losses           (705)       (74)       (21)
DPAC adjustments                   159       (340)      (512)
Deferred federal income taxes       55       (296)      (172)
------------------------------------------------------------
  Net unrealized gains
  (losses) on securities        $ (287)   $   527    $   306
------------------------------------------------------------

2.5 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                            1999        1998
---------------------------------------------
Geographic distribution:
  Atlantic                 $   656    $   645
  Pacific and Mountain         377        328
  Central                      459        252
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------
Property type:
  Office                   $   577    $   467
  Retail                       512        359
  Industrial                   265        250
  Apartments                   106         94
  Residential and other         32         55
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


2.5 MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                               1999       1998      1997
----------------------------------------------------------
Balance at January 1         $     12    $    21   $    44
Provision for (recovery of)
 mortgage loan losses               4         (7)      (18)
Deductions                         (2)        (2)       (5)
----------------------------------------------------------
Balance at December 31       $     14    $    12   $    21
----------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $17 million, $13 million, and $28 million at December 31, 1999, 1998, and 1997, respectively. The average investment in impaired loans was $15 million, $20 million, and $37 million at December 31, 1999, 1998, and 1997, respectively. Interest income related to impaired loans was $0 for 1999 and 1998, and $3 million in 1997.

2.6 CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,823    $  5,469   $  5,175
Other                          17,388       9,711     13,228
------------------------------------------------------------
  Total                      $ 28,211    $ 15,180   $ 18,403
------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,829    $  4,444   $  4,224
Mortgage loans on
  real estate                     133         241        299
Equity securities                  42           8          3
Real estate                         4          17         22
Other                          16,781      10,022     12,952
------------------------------------------------------------
  Total                      $ 27,789    $ 14,732   $ 17,500
------------------------------------------------------------

                                        3

                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                   1999        1998        1997
-----------------------------------------------------------------
Balance at January 1             $    665    $    392    $    558
Deferrals:
  Commissions                          90          83          77
  Other acquisition costs             106          77          61
Amortization:
  Accretion of interest                78          73          65
  Operating earnings                 (134)       (128)       (107)
Offset to realized gains               (3)         (4)        (11)
Effect of net unrealized
  (gains) losses on securities        499         172        (251)
-----------------------------------------------------------------
Balance at December 31           $  1,301    $    665    $    392
-----------------------------------------------------------------


                                        4

                       COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                1999       1998      1997
-----------------------------------------------------------
Balance at January 1          $    22    $    --    $    --
Additions from acquisitions        --         24         --
Accretion of interest               1          1         --
Amortization                       (4)        (3)        --
-----------------------------------------------------------
Balance at December 31        $    19    $    22    $    --
-----------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3 million, $2 million, $2 million, $2 million, and $1 million.

                                        5

                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                  1999         1998
----------------------------------------------------------------------
Current tax liabilities (assets)                $      18    $     (14)
----------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                    31          438
  DPAC and CIP                                        451          230
  Other                                                40           32
----------------------------------------------------------------------
   Total deferred tax liabilities                     522          700
----------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                    (140)        (134)
  Basis differential of investments                  (176)          (2)
  Other                                                (8)          (8)
----------------------------------------------------------------------
   Gross deferred tax assets                         (324)        (144)
   Valuation allowance                                 68           --
----------------------------------------------------------------------
     Total deferred tax assets, net                  (256)        (144)
----------------------------------------------------------------------
  Net deferred tax liabilities                        266          556
----------------------------------------------------------------------
     Total income tax liabilities               $     284    $     542
----------------------------------------------------------------------

     The 1999 deferred tax asset applicable to basis differential of investments was due to unrealized losses on securities. Since a portion of this deferred tax asset may not be realized, a valuation allowance of $68 million was provided at December 31, 1999. This valuation allowance had no income statement impact.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                1999      1998           1997
------------------------------------------------------------------------------
Current:
  Federal                                      $ 133      $  78          $ 114
  State                                            4          2              3
------------------------------------------------------------------------------
    Total current income tax expense             137         80            117
------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                            48         35             29
  Policy reserves                                 (6)         4            (15)
  Basis differential of investments                8         13              4
  Other, net                                       8          5              9
------------------------------------------------------------------------------
    Total deferred income tax expense             58         57             27
------------------------------------------------------------------------------
       Income tax expense                      $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                                1999       1998           1997
------------------------------------------------------------------------------
Federal income tax rate                           35%        35%            35%
Income tax expense at applicable rate          $ 200      $ 147          $ 146
Dividends received deduction                     (13)        (8)            (5)
Tax-exempt interest (ESOP)                        (2)        (3)            (4)
State income taxes                                 5          4              4
Other items                                        5         (3)             3
------------------------------------------------------------------------------
  Income tax expense                           $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     Income taxes paid were as follows:

                                                1999      1998            1997
-------------------------------------------------------------------------------
Federal                                        $  99      $ 93           $ 106
State                                              1         3               3
-------------------------------------------------------------------------------



                                       6

                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2000 is $240 million.
                                       7

                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                 1999            1998
-------------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                            $ 132          $ 332
     Average receive rate                                        6.72 %         5.97%
     Average pay rate                                            6.52           5.37
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                                 $108          $ 108
     Average exchange rate                                       1.50           1.50
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Australian $)
     Notional amount (in U.S. $)                                $  23          $  --
     Average exchange rate                                       1.85             --
-------------------------------------------------------------------------------------

7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                                 1999           1998
-------------------------------------------------------------------------------------
Call swaptions
   Notional amount                                              $   2          $ 950
   Average strike rate                                           4.63%          4.07%
-------------------------------------------------------------------------------------
Put swaptions
   Notional amount                                              $   1          $ 690
   Average strike rate                                           8.50%          8.33%
-------------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 1999 expire in 2000. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.


7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.
-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

                                        8

                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                      1999                                   1998
                                                        ----------------------------------    -------------------------------------
                                                          FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
-----------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                  $       21,478*    $       21,478*    $       23,072 *    $     23,072
  Mortgage loans on real estate                                  1,414              1,478              1,252             1,213
  Policy loans                                                     806                849                801               789
  Short-term investments                                            94                 94                164               164
  Assets held in Separate Accounts                              21,390             21,390             14,712            14,712
Liabilities
  Insurance investment contracts                        $       21,817     $       23,441     $       23,314      $     23,219
  Liabilities related to Separate Accounts                      21,390             21,390             14,712            14,712
-----------------------------------------------------------------------------------------------------------------------------------

     * Includes derivative financial instruments with a fair value of ($4) in 1999 and $19 in 1998.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9

                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1999 were as follows:

     Operating expenses include $44 million in 1999, $47 million in 1998, and $22 million in 1997, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $2 million in 1999, $0 in 1998, and $1 million in 1997.

     On November 4, 1982, VALIC invested $12 million in ~13 1?2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 1999, 1998, and 1997. VALIC recognized $1 million in interest income during 1999, 1998, 1997.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 1999, 1998, and 1997. VALIC recognized $1 million of interest income on the note during 1999, 1998, and 1997.

     VALIC paid common stock dividends of $124 million, $34.69 per share; $181 million, $50.63 per share; and $379 million, $106.01 per share, to AGL in 1999, 1998, and 1997, respectively.

--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


9. TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC received capital contributions of $17 million, $122 million, and $250 million from AGL in 1999, 1998, and 1997, respectively.

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22 million and $26 million on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $130 million.


                                       10

                           COMMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $6 million, $5 million, and $7 million, at December 31, 1999, 1998, and 1997, respectively. The 1999 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       11

                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for Federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:


                                  1999      1998        1997
------------------------------------------------------------
Service cost (benefits earned)
  during period                 $   1     $    2      $    1
Interest cost on projected
  benefit obligation                2          1           1
Expected return on plan assets     (1)        (1)         --
------------------------------------------------------------
  Total pension expense         $   2     $    2      $    2
------------------------------------------------------------
Weighted-average discount rate
  on benefit obligation          7.75%      7.00%       7.25%
Rate of increase in
  compensation levels            4.25       4.25        4.00
Expected long-term rate of
  return on plan assets         10.35      10.25       10.00
------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 1999 and 1998 for VALIC's defined benefit pension plan:

                                             1999      1998
-----------------------------------------------------------
Projected benefit obligation               $   22    $   21
Plan assets at fair value                      18        15
-----------------------------------------------------------
Projected benefit obligation in excess of
 plan assets                                  (4)        (6)
Unrecognized net gain (loss)                  (2)         1
-----------------------------------------------------------
Net pension liability                      $   (6)   $   (5)
-----------------------------------------------------------

     At December 31, 1999, the plans' assets were invested as follows: (1) 71% in equity mutual funds managed outside of AGC; (2) 26% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 1% in AGC stock; and (4) 1% in deposit administration insurance contracts issued by AGC subsidiaries.


11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2.7 million and $2.4 million at year-end 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1999, 1998, and 1997 was immaterial.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions



                                       12

                        IMPACT OF YEAR 2000 (UNAUDITED)

     As of March 10, 2000, all of VALIC's major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following the transition into 2000. No interruptions to normal business operations have been experienced, including the processing of customer account data and transactions. VALIC will continue to monitor its technology systems, including critical third party dependencies, as necessary to maintain Year 2000 readiness. VALIC does not expect any future disruptions, if they occur, to have a material effect on the results of operations, liquidity, or financial condition.

     Through December 31, 1999, VALIC incurred and expensed pretax costs of $32 million related to Year 2000 readiness, including $5 million in 1999, $20 million in 1998, and $6 million in 1997. In addition, the planned replacement of certain systems was accelerated as part of the Year 2000 plans. The cost of these replacement systems was immaterial. VALIC does not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

--------------------------------------------------------------------------------
14

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              PORTFOLIO DIRECTOR 2
                            FOR SERIES 2.1 TO 2.12,
                            SERIES 2.1.20 TO 2.12.20
                          AND SERIES 2.1.40 TO 2.12.40

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 2000



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director 2 dated May 1, 2000 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Distributor or from its registered sales representatives.



VA 9875-1 REV 5/00

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    3
    Marketing Information...........................    3
    Endorsements and Published Ratings..............    4
Types of Variable Annuity Contracts.................    5
Federal Tax Matters.................................    5
    Tax Consequences of Purchase Payments...........    5
    Tax Consequences of Distributions...............    7
    Special Tax Consequences -- Early
      Distribution..................................    8
    Special Tax Consequences -- Required
      Distributions.................................    9
    Tax Free Rollovers, Transfers and Exchanges.....   10
Exchange Privilege..................................   10
    Exchanges From Portfolio Director...............   11
    Exchanges From Independence Plus Contracts......   11
    Exchanges From V-Plan Contracts.................   12
    Exchanges From SA-1 and SA-2 Contracts..........   13
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   16
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total
      Surrender.....................................   18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    AGSPC Money Market Division Yields..............   19
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   19
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   19
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   20
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   20
    Standardized Yield for Bond Fund Divisions......   20
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   20
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   20
    Calculation of Average Annual Total Return......   21
    Calculation of MVA Option.......................   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   22
    Performance Compared to Market Indices..........   22
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   24



                                                      PAGE
                                                      ----
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   24
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   25
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   25
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   26
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   26
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   27
    Dreyfus Founders Growth Division Thirty Compared
      to S&P 500 Index..............................   28
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   28
    Putnam Global Growth -- Class A Division Twenty-
      eight Compared to MSCI All Country World Free
      Index and S&P 500 Index.......................   29
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   30
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   30
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   31
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   31
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Lehman Long-Term Corporate AA or
      Better Bond Index.............................   32
    Vanguard Long-Term Treasury Division
      Twenty-three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   32
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   33
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   34
Payout Payments.....................................   35
    Assumed Investment Rate.........................   35
    Amount of Payout Payments.......................   35
    Payout Unit Value...............................   35
    Illustration of Calculation of Payout Unit
      Value.........................................   36
    Illustration of Payout Payments.................   36
Distribution of Variable Annuity Contracts..........   37
Experts.............................................   37
Comments on Financial Statements....................   37

                              GENERAL INFORMATION


MARKETING INFORMATION


     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $4.2 billion as of December 31, 1999. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 2,191,033 accounts as of December 31, 1999. As of December 31, 1999, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1999 the Company's assets totaled more than $47 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     The Company's growth can also be reviewed by examining certain milestones, the number of participant accounts and cash values amongst the various market segments or groups the Company targets. These markets include, but are not limited to, public, primary and secondary schools, colleges, universities, state and local government groups and healthcare markets.



     The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.



     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."



     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.



     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan(SM).



     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper"), Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company may, from time to time, refer to the products of various investment advisers and subadvisers referenced in the prospectus. The Company may mention assets under management and others facts specific to each adviser.



     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.



     The Company may from time to time, compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director 2 to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.



ENDORSEMENTS AND PUBLISHED RATINGS



     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.



     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.


     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.


     The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.


     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. Morningstar has not, however, ranked the Neuberger&Berman Guardian Trust. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.


     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.


TYPES OF VARIABLE ANNUITY
CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.


     The Contracts are non-participating and will not share in any of the profits of the Company.


FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director 2, during life and at death.


     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.



     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.



     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes.


TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


     Your voluntary salary reduction contributions are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and 1999), although additional,
"catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:

 (i) are not active participants in another retirement plan, and are not married;

 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 or less ($31,000 for 1999, $30,000 for 1998, $25,000 or less prior to 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 or less ($51,000 for 1999, $50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after
     1998).


     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

 (i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 2000 you and your employer may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additional, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.


     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. In 2000, they may not exceed $10,500. This limit is indexed and may be increased in future years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.


     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over

$100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. A later date may apply to distributions from a Roth IRA which contains one or more rollover contributions from a traditional IRA, to determine if the distribution is qualified distribution. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1998, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 20% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annui-ties, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.

     A participant generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to 457 Plans.


     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.


     At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Owner at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.


TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.

     408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

     408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or a 408(b) IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.


     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.


EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director 2. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director 2 provided below.

     In the prospectus we also describe exchanges between Portfolio Director and Portfolio Director 2, as well as among series of Portfolio Director 2, and the restrictions imposed on those exchanges. Specifically once you have exchanged between Portfolio Director and Portfolio 2 or among series of Portfolio Director 2 you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

EXCHANGES FROM PORTFOLIO DIRECTOR

  Sales/Surrender Charges.

     Portfolio Director and Portfolio Director 2 have the same provisions for imposing surrender charges upon total or partial surrenders. Both Portfolio Director and Portfolio Director 2 have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as Portfolio Director. Purchase Payments exchanged into Portfolio Director 2 will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Portfolio Director for purposes of calculating the surrender charge under Portfolio Director 2.

  Other Charges

     Portfolio Director and Portfolio Director 2 have the same provisions for imposing the quarterly account maintenance fee.

     Both Portfolio Director and Portfolio Director 2 impose an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director 2 the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options


     Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, or other investment managers for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.



     Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, 6 of which invest in a different portfolio of AGSPC and 12 divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


  Annuity Options

     Both Portfolio Director and Portfolio Director 2 provide the same annuity options.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director 2 and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender

Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AGSPC portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director 2 permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director 2 both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director 2 may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director 2 provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Directors 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director 2, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director 2 does not provide for commutation. V-Plan Contracts and Portfolio Directors 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS (GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2 ("Exchanged Amount"). Purchase Payments made to Portfolio Director 2, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfo-lio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of AGSPC. This portfolio is managed by the Company for advisory fees at an annual rate of .28% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Additionally, three fixed investment options are available under Portfolio Director 2.


     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director 2. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director 2 does not provide this option. SA-1 and Portfolio Director 2, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director 2 also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director 2 which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AGSPC. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to
 .50% of each respective portfolio's average daily net assets. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are available under Portfolio Director 2.


     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Impact Contracts and the Portfolio Director 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2. Purchase Payments made to Portfolio Director 2, however, would be subject to the surrender charge under Portfolio Director 2. In the case of a partial surrender, all Purchase Payments to Portfolio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director 2 provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Unlike Portfolio Director 2, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director 2 are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director 2 or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director 2 are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director 2 generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.


     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
10/1/94.........................  Purchase Payment                                     $10,000
10/1/95.........................  Purchase Payment                                       5,000
10/1/96.........................  Purchase Payment                                      15,000
10/1/97.........................  Purchase Payment                                       2,000
10/1/98.........................  Purchase Payment                                       3,000
10/1/99.........................  Purchase Payment                                       4,000
12/31/99........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000



    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 10/1/94........   $    0
      2.   Surrender Charge against Purchase Payment of 10/1/95........   $  250
      3.   Surrender Charge against Purchase Payment of 10/1/96........   $  750
      4.   Surrender Charge against Purchase Payment of 10/1/97........   $  100
      5.   Surrender Charge against Purchase Payment of 10/1/98........   $  150
      6.   Surrender Charge against Purchase Payment of 10/1/99........   $  200
           Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
           5 + 6)......................................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender                $ 50,000
      Less 10% not subject to Surrender Charge            -5,000
                                                            -----------
      Subject to Surrender Charge                             45,000
                                                               X    .05
                                                            -----------
      Surrender Charge based on Account
      Value           $   2,250 .......................................   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450


 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
10/1/94.........................  Purchase Payment                                     $10,000
10/1/95.........................  Purchase Payment                                       5,000
10/1/96.........................  Purchase Payment                                      15,000
10/1/97.........................  Purchase Payment                                       2,000
10/1/98.........................  Purchase Payment                                       3,000
10/1/99.........................  Purchase Payment                                       4,000
12/31/99........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
2/1/00..........................  Full Surrender                                        35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $  1.800000
    2. Value of Fund share, beginning of
      period................................  $ 21.200000
    3. Change in value of Fund share........  $   .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily separate account fee*..........      .000027
         *Mortality and expense risk fee and
          administration and distribution
          fee of 1% per annum used for
          illustrative purposes.
    6. Net investment return (4)-(5)........      .023558
    7. Net investment factor 1.000000+(6)...     1.023558
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $  1.842404

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2)...............       55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................  $    102.36

                           PERFORMANCE CALCULATIONS*

                       AGSPC MONEY MARKET DIVISION YIELDS

        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                           7-Day Current Yield: 4.31%


ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


---------------

* For different series of Portfolio Director 2 which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                          7-Day Effective Yield: 4.40%


 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1999, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

           CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


                                                              DIV. 13     DIV. 22     DIV. 23
                                                              --------    --------    --------
Standardized Yield..........................................   3.28%       6.42%       5.60%


   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

     Example 7.


     The standardized yield quotation based on a 30-day period ended December 31, 1999, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                         YIELD = 2 [( a - b + 1)6 - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 1999, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:


                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV =   redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the
                         beginning of the 1, 5, or 10 year periods (or fractional
                         portion thereof)


     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.


     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.



                           CALCULATION OF MVA OPTION



     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.



     The market value adjustment is determined by the formula below, using the following factors:



     - A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;



     - B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;



     - N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and



     - The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.



     The market value adjustment will equal:



     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:



                          [(1+A)/(1+B+0.005)](N/12)-1



     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.



     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return for each Division as compared to the benchmarks shown. For different series of Portfolio Director 2 which may have lower charges during the purchase period those amounts shown in the following tables will be higher.


     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" in the prospectus.)


     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from the Underlying Fund. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES


     The performance of AGSPC Growth Division Fifteen, AGSPC Science & Technology Division Seventeen, AGSPC Social Awareness Division Twelve, AGSPC Stock Index Division Ten, Dreyfus Founders Growth Division Thirty, Neuberger Berman Guardian Trust Division Twenty-nine, Putnam New Opportunities Division Twenty-six, Scudder Growth and Income Division Twenty-one, and Vanguard Windsor II Division Twenty-four may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 73% of the aggregate United States equity markets capitalization.


     The performance of the AGSPC International Government Bond Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned

---------------

* "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of AGSPC Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.


     The performance of the American Century Ultra Division Thirty-one may be compared to both the S&P 500(R) Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers (NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1999, over 4,000 issues were contained in the NASDAQ Composite Price Index.



     The performance of Putnam Global Growth Division Twenty-eight may be compared to the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). Total returns (with income reinvested) for the MSCI All Country World Free Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes. The Division currently compares its performance with the index using the second method. The MSCI All Country World Free Index is an unmanaged index of global equity securities available to non-domestic investors, with all values expressed in U.S. dollars. The performance of Division Twenty-eight may also be compared to the S&P 500.



     The performance of the Putnam OTC & Emerging Growth Division Twenty-seven may be compared to the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size. The performance of Division Twenty-seven may also be compared to the S&P 500 Index.



     The performance of Templeton Foreign Division Thirty-two may be compared to the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares it performance with the index using the second method.



     The performance of Vanguard Long-Term Corporate Division Twenty-two may be compared to the Lehman Long-Term Corporate AA or Better Bond Index. This index consists of all publicly issued, fixed rate, non-convertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.


     The performance of the Vanguard Long-Term Treasury Division Twenty-three may be compared to the Lehman Brothers U.S. Treasury Long-Term Index. This index measures a Fund's sensitivity to interest rate changes. This index was initiated in 1976 and is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of ten years or greater.

---------------


** The Russell 2000(R) Index is a trademark/servicemark of the Frank Russell
   Trust Company. RussellTM is a trademark of the Frank Russell Company.

     The performance of the Vanguard Welling-ton Division Twenty-five may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks and bonds, comprised of the S&P 500 Index (65%) and the Merrill Lynch Corporate Master Index (35%). The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of the corporate bond holdings are approximately 12 years.


     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.
AGSPC Growth Division Fifteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   10,018            10,407
12/31/95...................................................   14,667            14,318
12/31/96...................................................   17,333            17,606
12/31/97...................................................   20,765            23,480
12/31/98...................................................   24,286            30,191
12/31/99...................................................   25,822            36,545


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Growth Division Fifteen........................    158.22%      157.75%        6.33%
Benchmark Comparison
     S&P 500 Index........................................    265.45%      251.15%       21.05%


---------------

* This Division was initiated on April 29, 1994.

AGSPC International Government Bond Division Thirteen Performance Compared to Salomon Brothers
Non-U.S. Dollar World Government Bond Index
                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                               SALOMON BROTHERS
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                 GOVERNMENT
                          DIVISION THIRTEEN                                       BOND INDEX
---------------------------------------------------------------------          ----------------
10/01/91...................................................  $10,000                $10,000
12/31/91...................................................   10,905                 11,042
12/31/92...................................................   11,128                 11,540
12/31/93...................................................   12,583                 13,246
12/31/94...................................................   13,014                 13,999
12/31/95...................................................   15,308                 16,692
12/31/96...................................................   15,822                 17,331
12/31/97...................................................   14,906                 16,568
12/31/98...................................................   17,280                 19,497
12/31/99...................................................   16,091                 18,489

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                               SINCE
                                                             INCEPTION     5 YEARS       1 YEAR
                                                             ---------     -------       ------
Investment Division*
     AGSPC International Government Bond Division
       Thirteen............................................     60.91%       23.65%        (6.88)%
Benchmark Comparison
     Salomon Brothers Non-U.S. Dollar World Government Bond
       Index...............................................     84.89%       32.07%        (5.17)%


---------------

* This Division was initiated on October 1, 1991.

AGSPC Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by
New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                          MONEY MARKET     PRIMARY
                                          DIVISION SIX     CD INDEX
                                          ------------     --------
01/01/90................................    $10,000        $10,000
12/31/90................................     10,683         10,800
12/31/91................................     11,163         11,390
12/31/92................................     11,411         11,749
12/31/93................................     11,602         12,053
12/31/94................................     11,923         12,483
12/31/95................................     12,460         13,100
12/31/96................................     12,955         13,694
12/31/97................................     13,490         14,349
12/31/98................................     14,047         15,023
12/31/99................................     14,568         15,693


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS       1 YEAR
                                                              --------     -------       ------
Investment Division*
     AGSPC Money Market Division Six........................    45.68%       22.19%        3.71%
Benchmark Comparison
     Primary CD Index.......................................    56.93%       25.71%        4.46%


---------------

* This Division was initiated on January 16, 1986.

AGSPC Science & Technology Division Seventeen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                     AGSPC SCIENCE & TECHNOLOGY                                S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,407
12/31/95...................................................   19,972            14,318
12/31/96...................................................   22,505            17,606
12/31/97...................................................   22,857            23,480
12/31/98...................................................   32,162            30,191
12/31/99...................................................   63,990            36,545

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Science & Technology Division Seventeen........    539.90%      412.86%       98.96%
Benchmark Comparison
     S&P 500 Index........................................    265.45%      251.15%       21.05%


---------------

* This Division was initiated on April 29, 1994.

AGSPC Social Awareness Division Twelve Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,779             9,689
12/31/91...................................................   12,382            12,642
12/31/92...................................................   12,668            13,605
12/31/93...................................................   13,534            14,976
12/31/94...................................................   13,207            15,174
12/31/95...................................................   18,169            20,876
12/31/96...................................................   22,304            25,671
12/31/97...................................................   29,558            34,234
12/31/98...................................................   37,250            44,018
12/31/99...................................................   43,756            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS    5 YEARS      1 YEAR
                                                              --------    -------      ------
Investment Division*
     AGSPC Social Awareness Division Twelve...............     337.56%     231.31%      17.46%
Benchmark Comparison
     S&P 500 Index........................................     432.83%     251.15%      21.05%


---------------

* This Division was initiated on October 2, 1989.

AGSPC Stock Index Division Ten Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                              STOCK INDEX                                              S&P 500
                              DIVISION TEN                                              INDEX
------------------------------------------------------------------------            -------------
01/01/90.................................................  $      10,000            $      10,000
12/31/90.................................................          9,517                    9,689
12/31/91.................................................         12,154                   12,642
12/31/92.................................................         12,833                   13,605
12/31/93.................................................         13,960                   14,976
12/31/94.................................................         13,918                   15,174
12/31/95.................................................         18,921                   20,876
12/31/96.................................................         22,994                   25,671
12/31/97.................................................         30,299                   34,234
12/31/98.................................................         38,522                   44,018
12/31/99.................................................         45,985                   53,283

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS       1 YEAR
                                                              --------     --------     --------
Investment Division*
     AGSPC Stock Index Division Ten.........................  359.85%      230.40%       19.37%
Benchmark Comparison
     S&P 500 Index..........................................  432.83%      251.15%       21.05%


---------------

* This Division was initiated on April 20, 1987.

American Century Ultra* Division Thirty-One Performance Compared to S&P 500 Index and NASDAQ Composite Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                                           NASDAQ
                             ULTRA                                    S&P 500             COMPOSITE
                      DIVISION THIRTY-ONE                              INDEX               INDEX*
----------------------------------------------------------------   -------------          ---------
01/01/89.........................................  $      10,000   $      10,000           $10,000
12/31/89.........................................         10,822           9,689             8,220
12/31/90.........................................         19,965          12,642            12,892
12/31/91.........................................         20,005          13,605            14,884
12/31/92.........................................         24,114          14,976            17,079
12/31/93.........................................         22,999          15,174            16,533
12/31/94.........................................         31,332          20,876            23,133
12/31/95.........................................         35,227          25,671            28,386
12/31/96.........................................         42,886          34,234            34,527
12/31/97.........................................         57,099          44,018            48,210
12/31/98.........................................         79,941          53,283            89,471


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     American Century Ultra Division Thirty-One...........   699.41%      247.59%       40.00%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%
     NASDAQ Composite Index***............................   794.71%      441.16%       85.59%


---------------

  * The American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Fund.

 ** This Division was initiated on July 1, 1996.

*** Does not include dividends reinvested.

Dreyfus Founders Growth* Division Thirty Performance Compared to S&P 500 Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                          FOUNDERS GROWTH                                      S&P 500
                          DIVISION THIRTY                                       INDEX
-------------------------------------------------------------------            --------
01/01/90.................................................  $10,000             $10,000
12/31/90.................................................    8,852               9,689
12/31/91.................................................   12,919              12,642
12/31/92.................................................   13,335              13,605
12/31/93.................................................   16,576              14,976
12/31/94.................................................   15,864              15,174
12/31/95.................................................   22,871              20,876
12/31/96.................................................   26,382              25,671
12/31/97.................................................   33,044              34,234
12/31/98.................................................   40,896              44,018
12/31/99.................................................   56,289              53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Dreyfus Founders Growth Division Thirty..............   462.89%      254.82%       37.64%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%


---------------


 * The Dreyfus Founders Growth Fund was formerly known as the Founders Growth Fund.



** This Division was initiated on July 1, 1996.


Neuberger Berman Guardian Trust* Division Twenty-Nine Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 3, 1993


                          GUARDIAN TRUST                                       S&P 500
                       DIVISION TWENTY-NINE                                     INDEX
-------------------------------------------------------------------            --------
08/03/93.................................................  $10,000             $10,000
12/31/93.................................................   10,692              10,514
12/31/94.................................................   10,748              10,653
12/31/95.................................................   14,047              14,656
12/31/96.................................................   16,370              18,022
12/31/97.................................................   19,097              24,034
12/31/98.................................................   19,353              30,903
12/31/99.................................................   20,776              37,407

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                          SINCE INCEPTION    5 YEARS    1 YEAR
                                                          ---------------    -------    ------
Investment Division**
     Neuberger Berman Guardian Trust Division
       Twenty-Nine....................................        107.76%         93.30%     7.36%
Benchmark Comparison
     S&P 500 Index....................................        274.07%        251.15%    21.05%


---------------

 * The Neuberger Berman Guardian Trust ("Trust") was formerly known as the Neuberger&Berman Guardian Trust. The Trust started operating on August 3, 1993. Neuberger Berman Management Incorporated, the manager for the Trust, voluntarily bears certain expenses of the Trust. This arrangement can be terminated on sixty days' notice. Please see the prospectus for further details.

** This Division was initiated on July 1, 1996.


Putnam Global Growth -- Class A Shares Division Twenty-Eight Performance Compared to MSCI All Country World Free Index and S&P 500 Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                MSCI
                                                                ALL
                                                              COUNTRY
          GLOBAL GROWTH -- CLASS A SHARES                    WORLD FREE          S&P 500
               DIVISION TWENTY-EIGHT                           INDEX              INDEX
---------------------------------------------------          ----------          --------
01/01/90.................................  $10,000            $10,000            $10,000
12/31/90.................................    8,991              8,352              9,689
12/31/91.................................   10,503             10,015             12,642
12/31/92.................................   10,424              9,591             13,605
12/31/93.................................   13,609             11,978             14,976
12/31/94.................................   13,360             12,580             15,174
12/31/95.................................   15,188             15,028             20,876
12/31/96.................................   17,522             17,012             25,671
12/31/97.................................   19,660             19,562             34,234
12/31/98.................................   25,063             23,860             44,018
12/31/99.................................   40,851             30,258             53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS       1 YEAR
                                                              --------     -------       ------
Investment Division*
     Putnam Global Growth -- Class A Shares
       Division Twenty-Eight................................    308.51%      205.77%       63.00%
Benchmark Comparison
     MSCI All Country World Free Index......................    202.58%      140.53%       26.82%
     S&P 500 Index..........................................    432.83%      251.15%       21.05%


---------------

* This Division was initiated on July 1, 1996.

Putnam New Opportunities -- Class A Shares Division Twenty-Six Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                NEW OPPORTUNITIES -- CLASS A SHARES                           S&P 500
                        DIVISION TWENTY-SIX                                    INDEX
--------------------------------------------------------------------          -------
08/31/90................................................     $10,000          $10,000
12/31/90................................................      11,041           10,366
12/31/91................................................      18,317           13,524
12/31/92................................................      22,780           14,555
12/31/93................................................      29,932           16,022
12/31/94................................................      30,620           16,233
12/31/95................................................      44,354           22,333
12/31/96................................................      48,656           27,463
12/31/97................................................      59,023           36,625
12/31/98................................................      72,667           47,092
12/31/99................................................     122,017           57,003


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION*     5 YEARS     1 YEAR
                                                              ----------     -------     ------
Investment Division*
     Putnam New Opportunities -- Class A Shares
       Division Twenty-Six..................................   1,120.17%     298.49%     67.91%
Benchmark Comparison
     S&P 500 Index..........................................     470.03%     251.15%     21.05%


---------------

* This Division was initiated on July 1, 1996.

Putnam OTC & Emerging Growth -- Class A Shares Division Twenty-Seven Performance Compared to Russell 2000 Index and S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



      OTC & EMERGING GROWTH -- CLASS A SHARES                RUSSELL          S&P 500
               DIVISION TWENTY-SEVEN                          2000             INDEX
---------------------------------------------------          -------          -------
01/01/90..................................  $10,000          $10,000          $10,000
12/31/90..................................    8,928            8,047            9,689
12/31/91..................................   12,451           11,760           12,642
12/31/92..................................   13,892           13,925           13,605
12/31/93..................................   18,165           16,554           14,976
12/31/94..................................   18,389           16,252           15,174
12/31/95..................................   28,397           20,876           20,876
12/31/96..................................   29,398           24,319           25,671
12/31/97..................................   32,068           29,758           34,234
12/31/98..................................   35,234           29,000           44,018
12/31/99..................................   79,125           35,164           53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS     1 YEAR
                                                              --------     -------     ------
Investment Division*
     Putnam OTC & Emerging Growth -- Class A Shares
       Division Twenty-Seven................................   691.25%     330.28%     124.57%
Benchmark Comparison
     Russell 2000 Index.....................................   251.64%     116.37%      21.26%
     S&P 500 Index..........................................   432.83%     251.15%      21.05%


---------------

* This Division was initiated on July 1, 1996.

Scudder Growth and Income Division Twenty-One Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                      SCUDDER GROWTH AND INCOME                                S&P 500
                         DIVISION TWENTY-ONE                                    INDEX
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,647             9,689
12/31/91...................................................   12,212            12,642
12/31/92...................................................   13,213            13,605
12/31/93...................................................   15,086            14,976
12/31/94...................................................   15,287            15,174
12/31/95...................................................   19,806            20,876
12/31/96...................................................   23,892            25,671
12/31/97...................................................   30,772            34,234
12/31/98...................................................   32,308            44,018
12/31/99...................................................   33,954            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division*
     Scudder Growth and Income
       Division Twenty-One................................   239.54%      122.11%        5.09%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%


---------------

* This Division was initiated on July 1, 1996.

Templeton Foreign Division Thirty-Two Performance Compared to EAFE Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                FOREIGN                                                 EAFE
                          DIVISION THIRTY-TWO                                           INDEX
------------------------------------------------------------------------            -------------
01/01/90.................................................  $      10,000            $      10,000
12/31/90.................................................          9,604                    7,655
12/31/91.................................................         11,247                    8,584
12/31/92.................................................         11,147                    7,539
12/31/93.................................................         15,101                    9,993
12/31/94.................................................         15,005                   10,771
12/31/95.................................................         16,516                   11,978
12/31/96.................................................         19,281                   12,702
12/31/97.................................................         20,354                   12,928
12/31/98.................................................         19,170                   15,513
12/31/99.................................................         26,520                   19,696


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                             10 YEARS     5 YEARS       1 YEAR
                                                             --------     -------       ------
Investment Division*
     Templeton Foreign Division Thirty-Two.................   165.20%       76.74%       38.34%
Benchmark Comparison
     EAFE Index............................................    96.96%       82.87%       26.96%


---------------

* The Division was initiated on July 1, 1996.

Vanguard Long-Term Corporate* Division Twenty-Two Performance Compared to Lehman Long-Term Corporate AA or Better Bond Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                       LEHMAN LONG-TERM
                      LONG-TERM CORPORATE                               CORPORATE AA OR
                      DIVISION TWENTY-TWO                              BETTER BOND INDEX
---------------------------------------------------------------        -----------------
01/01/90.............................................  $10,000              $10,000
12/31/90.............................................   10,490               10,692
12/31/91.............................................   12,527               12,853
12/31/92.............................................   13,582               13,968
12/31/93.............................................   15,359               15,778
12/31/94.............................................   14,367               14,869
12/31/95.............................................   17,936               18,840
12/31/96.............................................   17,806               19,107
12/31/97.............................................   20,000               21,691
12/31/98.............................................   21,608               23,973
12/31/99.............................................   20,051               22,294


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division*
     Vanguard Long-Term Corporate Fund Division
       Twenty-Two.........................................   100.51%       39.56%      (7.21)%
Benchmark Comparison
     Lehman Long-Term Corporate AA or Better Bond Index...   906.96%       49.06%      (7.00)%


---------------

 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio.

** This Division was initiated on July 1, 1996.


Vanguard Long-Term Treasury* Division Twenty-Three Performance Compared to Lehman Brothers U.S. Treasury Long-Term Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                         LEHMAN BROTHERS
                                                                          U.S. TREASURY
                       LONG-TERM TREASURY                                   LONG-TERM
                      DIVISION TWENTY-THREE                                   INDEX
-----------------------------------------------------------------        ---------------
01/01/90...............................................  $10,000             $10,000
12/31/90...............................................   10,448              10,631
12/31/91...............................................   12,118              12,599
12/31/92...............................................   12,855              13,602
12/31/93...............................................   14,828              15,949
12/31/94...............................................   13,615              14,730
12/31/95...............................................   17,496              19,250
12/31/96...............................................   16,957              19,083
12/31/97...............................................   19,067              21,959
12/31/98...............................................   21,321              24,926
12/31/99...............................................   19,273              22,747

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                             10 YEARS     5 YEARS       1 YEAR
                                                             --------     -------       ------
Investment Division*
     Vanguard Long-Term Treasury Fund Division
       Twenty-Three........................................    92.73%       41.56%       (9.61)%
Benchmark Comparison
     Lehman Brothers U.S. Treasury Long-Term Index.........   127.47%       54.43%       (8.74)%


---------------

 * The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio.

** This Division was initiated on July 1, 1996.

Vanguard Wellington* Division Twenty-Five Performance Compared to S&P 500 Index and Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                         VANGUARD WELLINGTON                                   BLENDED
                        DIVISION TWENTY-FIVE                                   INDEX***
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,600            10,067
12/31/91...................................................   11,724            12,715
12/31/92...................................................   12,496            13,758
12/31/93...................................................   14,011            15,263
12/31/94...................................................   13,771            15,220
12/31/95...................................................   18,080            20,063
12/31/96...................................................   20,736            23,245
12/31/97...................................................   25,226            29,074
12/31/98...................................................   27,912            35,443
12/31/99...................................................   28,781            39,929


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Vanguard Wellington Division Twenty-Five.............   187.81%      109.00%        3.11%
Benchmark Comparison
     Blended Index***.....................................   299.29%      162.35%       12.66%


---------------

  * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund.

 ** This Division was initiated on July 1, 1996.

*** The Blended Index reflects an allocation of investments in the following indexes: 65% of investments included in the S&P 500 Index and 35% of investments included in the Merrill Lynch Corporate Master Index.

    Vanguard Windsor II* Division Twenty-Four Performance Compared to S&P 500 Index

                         HYPOTHETICAL $10,000 ACCOUNT VALUE

          ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                         VANGUARD WINDSOR II                                   S&P 500
                        DIVISION TWENTY-FOUR                                    INDEX
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    8,891             9,689
12/31/91...................................................   11,301            12,642
12/31/92...................................................   12,500            13,605
12/31/93...................................................   14,025            14,976
12/31/94...................................................   13,691            15,174
12/31/95...................................................   18,774            20,876
12/31/96...................................................   23,010            25,671
12/31/97...................................................   30,074            34,234
12/31/98...................................................   34,555            44,018
12/31/99...................................................   32,149            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Vanguard Windsor II Division Twenty-Four.............   221.49%      134.82%      (6.96)%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%


---------------

 * The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

** This Division was initiated on July 1, 1996.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calcula-tion of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is the Distributor, an affiliate of VALIC. The Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc. in Florida and Illinois, respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.


     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company (VAMCO) was the principal underwriter for VALIC Separate account A. The sales commission paid for the year 1999 was $75,580,708.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the Company's Separate Account A at December 31, 1999 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions Six, Ten, Twelve, Thirteen, Fifteen, Seventeen, Twenty-one, Twenty-two, Twenty-three, Twenty-four, Twenty-five, Twenty-six, Twenty-seven, Twenty-eight, Twenty-nine, Thirty, Thirty-one and Thirty-two are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1999.

                               TABLE OF CONTENTS


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A - ANNUAL REPORT
DECEMBER 31, 1999


Report of Independent Auditors...........................................  1
Summary of Financial Statements..........................................  3
Statements of Net Assets.................................................  4
Statements of Operations.................................................  8
Statements of Changes in Net Assets...................................... 14
Notes to Financial Statements............................................ 34
Supplemental Information................................................. 39

                         REPORT OF INDEPENDENT AUDITORS                        1

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, and 48 through 60 inclusive) comprising the Separate Account as of December 31, 1999. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 50, inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from August 26, 1998 (inception) to December 31, 1998; except for divisions 51 through 54, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from September 22, 1998 (inception) to December 31, 1998; and except for divisions 55 through 57, inclusive, for which we have audited the statements of operations and changes in net assets for the period from January 4, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with accounting principles generally accepted in the United States.


                                  /s/ ERNST & YOUNG LLP
                                      -------------------------
                                      ERNST & YOUNG LLP


Houston, Texas
February 22, 2000

                         SUMMARY OF FINANCIAL STATEMENTS                       3

STATEMENT OF NET ASSETS
December 31, 1999


                                                                                             ALL DIVISIONS
                                                                                           ----------------
ASSETS:

Total investment in shares of mutual funds, at market (cost $15,133,600,700) ...........   $ 21,292,842,069
Balance due from VALIC general account, net ............................................         17,655,894
Payable for mutual fund purchases, net .................................................         (4,388,902)
                                                                                           ----------------
NET ASSETS .............................................................................   $ 21,306,109,061
                                                                                           ----------------
Contract Owner Reserves and Capital Surplus:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial withdrawals with right of
   reinvestment) .......................................................................   $ 21,173,161,490
Reserves for annuity contracts on benefit ..............................................         27,942,008
Capital surplus (Note C) ...............................................................        105,005,563
                                                                                           ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ......................................   $ 21,306,109,061
                                                                                           ----------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999

                                                                                            ALL DIVISIONS
                                                                                           ----------------
INVESTMENT INCOME:

Dividends from mutual funds ............................................................   $    200,790,831
                                                                                           ----------------
EXPENSES:

Mortality and expense risk charge ......................................................        182,974,740
Reimbursement of expenses (Note C) .....................................................        (10,256,222)
                                                                                           ----------------
   Total expenses ......................................................................        172,718,518
                                                                                           ----------------
NET INVESTMENT INCOME ..................................................................         28,072,313
                                                                                           ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments .......................................................        492,418,714
Capital gains distributions from mutual funds ..........................................      1,237,635,279
Net unrealized appreciation of investments during the period ...........................      2,750,587,412
                                                                                           ----------------
   Net realized and unrealized gain on investments .....................................      4,480,641,405
                                                                                           ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................   $  4,508,713,718
                                                                                           ----------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         ALL DIVISIONS
                                                                                           ----------------------------------------
                                                                                               FOR THE                 FOR THE
                                                                                              YEAR ENDED              YEAR ENDED
                                                                                           DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                                           -----------------       ----------------
OPERATIONS:

Net investment income...................................................................   $      28,072,313       $     32,906,355
Net realized gain on investments........................................................         492,418,714            256,062,773
Capital gains distributions from mutual funds...........................................       1,237,635,279            599,950,396
Net unrealized appreciation of investments during the period............................       2,750,587,412          1,171,591,212
                                                                                           -----------------       ----------------
   Increase in net assets resulting from operations ....................................       4,508,713,718          2,060,510,736
                                                                                           -----------------       ----------------
PRINCIPAL TRANSACTIONS:

Purchase payments ......................................................................       2,904,038,286          2,363,611,667
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ....      (1,008,041,123)          (576,063,916)
Annuity benefit payments ...............................................................          (3,151,245)            (2,688,910)
Amounts transferred from VALIC general account, net.....................................         312,589,668            419,275,772
                                                                                           -----------------       ----------------
   Increase in net assets resulting from principal transactions ........................       2,205,435,586          2,204,134,613
                                                                                           -----------------       ----------------
Total increase in net assets............................................................       6,714,149,304          4,264,645,349

NET ASSETS:

Beginning of period.....................................................................      14,591,959,757         10,327,314,408
                                                                                           -----------------       ----------------
End of period...........................................................................   $  21,306,109,061       $ 14,591,959,757
                                                                                           -----------------       ----------------


SEE NOTES TO FINANCIAL STATEMENTS.

4                             FINANCIAL STATEMENTS


                                                                 AGSPC             AGSPC            AGSPC
STATEMENTS OF NET ASSETS                                     INTERNATIONAL         MIDCAP         SMALL CAP
December 31, 1999                                              EQUITIES            INDEX            INDEX
                                                                FUND -             FUND -           FUND -
                                                              DIVISION 11        DIVISION 4       DIVISION 14       DIVISION 10A
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  175,007,894    $  876,866,818    $  241,145,168    $  590,443,067
Balance due from (to) VALIC general account ..............        2,029,474             9,382            27,128          (319,779)
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  176,828,231    $  876,371,622    $  241,010,780    $  574,871,892
Reserves for annuity contracts on benefit ................          209,137           504,578           161,516        15,251,396
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

                                                               AMERICAN         AMERICAN           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        GENERAL          GENERAL           GENERAL            GENERAL
December 31, 1999                                            INTERNATIONAL      LARGE CAP          LARGE CAP          MID CAP
                                                              VALUE FUND -     GROWTH FUND -      VALUE FUND -      GROWTH FUND
                                                              DIVISION 34       DIVISION 39       DIVISION 40       DIVISION 37
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,096,689    $   21,699,827    $    4,473,480    $    7,065,815
Balance due from (to) VALIC general account ..............            2,758            81,423             3,679             5,305
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    1,126,250    $   16,976,274    $      657,997    $    1,243,896
Reserves for annuity contracts on benefit ................             --                --                --                --
 Capital surplus (Note C) ................................        6,973,197         4,804,976         3,819,162         5,827,224
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------


                                                               DREYFUS           NEUBERGER         PUTNAM              PUTNAM
STATEMENTS OF NET ASSETS                                       FOUNDERS           BERMAN           GLOBAL               NEW
December 31, 1999                                               GROWTH           GUARDIAN          GROWTH           OPPORTUNITIES
                                                                FUND -            TRUST -           FUND -              FUND -
                                                              DIVISION 30       DIVISION 29       DIVISION 28       DIVISION 26
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  874,457,709    $   59,467,223    $  495,732,851    $1,014,850,850
Balance due from (to) VALIC general account ..............        1,861,813            50,794         2,263,104         3,449,185
Receivable (payable) for mutual fund sales (purchases) ...         (830,550)          (21,490)       (1,135,006)       (1,827,956)
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  875,377,940    $   59,482,061    $  496,733,062    $1,016,427,721
Reserves for annuity contracts on benefit ................          111,032            14,466           127,887            44,358
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             5

STATEMENTS OF NET ASSETS
December 31, 1999                                                          AGSPC STOCK INDEX FUND
                                                             --------------------------------------------------
                                                              DIVISION 10B      DIVISION 10C      DIVISION 10D
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $   45,355,666    $4,551,706,741    $   59,387,213
Balance due from (to) VALIC general account ..............          (37,562)        1,396,109             4,396
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $   43,269,244    $4,548,703,203    $   59,146,967
Reserves for annuity contracts on benefit ................        2,048,860         4,399,647           244,642
 Capital surplus (Note C) ................................             --                --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------


                                                                                   AGSPC           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        AGSPC             GROWTH &         CENTURY            GENERAL
December 31, 1999                                               GROWTH            INCOME            ULTRA           INTERNATIONAL
                                                                FUND -             FUND -           FUND -          GROWTH FUND -
                                                              DIVISION 15        DIVISION 16      DIVISION 31        DIVISION 33
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $1,218,557,601    $  336,589,500    $1,023,333,380    $    6,847,182
Balance due from (to) VALIC general account ..............          104,803            34,010         3,260,572            11,199
Receivable (payable) for mutual fund sales (purchases) ...             --                --          (1,172,899)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $1,217,972,085    $  336,543,298    $1,024,997,082    $      824,550
Reserves for annuity contracts on benefit ................          690,319            80,212           423,971              --
 Capital surplus (Note C) ................................             --                --                --           6,033,831
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------




STATEMENTS OF NET ASSETS
December 31, 1999
                                                               AMERICAN          AMERICAN          AMERICAN
                                                               GENERAL           GENERAL           GENERAL
                                                               MID CAP          SMALL CAP          SMALL CAP
                                                              VALUE FUND       GROWTH FUND -       VALUE FUND -
                                                              DIVISION 38       DIVISION 35        DIVISION 36
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,329,863    $   16,642,631    $    4,470,644
Balance due from (to) VALIC general account ..............           11,302            71,324             1,032
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    2,264,145    $    7,749,930    $      267,346
Reserves for annuity contracts on benefit ................             --                --                --
 Capital surplus (Note C) ................................        6,077,020         8,964,025         4,204,330
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                             DREYFUS VARIABLE   EVERGREEN         EVERGREEN
                                                             INVESTMENT FUND -  GROWTH AND         SMALL CAP         EVERGREEN
                                                                SMALL CAP        INCOME             VALUE             VALUE
                                                                PORTFOLIO         FUND -            FUND -             FUND -
                                                                DIVISION 18     DIVISION 56       DIVISION 55        DIVISION 57
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  779,491,073    $        6,220    $          243    $        4,388
Balance due from (to) VALIC general account ..............         (127,757)               24                (1)               (3)
Receivable (payable) for mutual fund sales (purchases) ...          242,882              --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  779,288,796    $        6,244    $          242    $        4,385
Reserves for annuity contracts on benefit ................          317,402              --                --                --
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

STATEMENTS OF NET ASSETS
December 31, 1999
                                                              PUTNAM OTC &       SCUDDER
                                                               EMERGING         GROWTH AND       T. ROWE PRICE
                                                               GROWTH            INCOME         SMALL-CAP STOCK
                                                                FUND -            FUND -             FUND -
                                                              DIVISION 27       DIVISION 21        DIVISION 51
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  431,252,004    $  246,635,934    $    8,738,757
Balance due from (to) VALIC general account ..............        1,081,239           293,361            18,110
Receivable (payable) for mutual fund sales (purchases) ...         (671,496)          (20,902)            1,147
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  431,575,216    $  246,812,922    $    8,758,014
Reserves for annuity contracts on benefit ................           86,531            95,471              --
 Capital surplus (Note C) ................................            --                 --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                                                                                     AMERICAN
                                                              TEMPLETON          TEMPLETON         VANGUARD           GENERAL
                                                               FOREIGN         INTERNATIONAL      WINDSOR II         BALANCED
                                                                FUND -             FUND -           FUND -             FUND -
                                                              DIVISION 32        DIVISION 20      DIVISION 24        DIVISION 42
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  336,480,225    $  817,303,148    $  732,870,656    $    9,953,676
Balance due from (to) VALIC general account ..............         (232,426)        1,784,124           243,278            13,511
Receivable (payable) for mutual fund sales (purchases) ...        2,067,517            65,094          (258,676)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  338,261,796    $  818,845,742    $  732,691,320    $    3,280,905
Reserves for annuity contracts on benefit ................           53,520           306,624           163,938             --
 Capital surplus (Note C) ................................             --                --                --           6,686,282
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

6                             FINANCIAL STATEMENTS


                                                                                                                           AGSPC
STATEMENTS OF NET ASSETS                                                 VANGUARD                                        GOVERNMENT
December 31, 1999                                                       WELLINGTON   AGSPC CAPITAL CONSERVATION FUND -   SECURITIES
                                                                           FUND -    ---------------------------------     FUND -
                                                                        DIVISION 25     DIVISION 1     DIVISION 7        DIVISION 8
                                                                       ------------- ----------------  --------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $569,864,636   $ 5,194,143     $ 51,502,808    $ 93,312,643
Balance due from (to) VALIC general account ..........................       (85,749)        9,160           21,200          (7,864)
Receivable (payable) for mutual fund sales (purchases) ...............       265,989            --               --              --
                                                                        ------------   -----------     ------------    ------------
NET ASSETS ...........................................................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $569,823,378   $ 5,199,068     $ 51,524,008    $ 93,304,779
Reserves for annuity contracts on benefit ............................       221,498         4,235               --              --
Capital surplus (Note C) .............................................            --            --               --              --
                                                                        ------------   -----------     ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------


STATEMENTS OF NET ASSETS                                                   AGSPC            AGSPC         AMERICAN
December 31, 1999                                                        SCIENCE &         SOCIAL     GENERAL SOCIALLY
                                                                         TECHNOLOGY       AWARENESS      RESPONSIBLE   AGSPC MONEY
                                                                           FUND -           FUND -          FUND -     MARKET FUND -
                                                                         DIVISION 17     DIVISION 12     DIVISION 41   DIVISION 2
                                                                        --------------   ------------ ---------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $3,406,706,628   $618,968,226    $12,225,981   $4,167,220
Balance due from (to) VALIC general account ..........................       4,735,467        (46,958)        12,104       11,866
Receivable (payable) for mutual fund sales (purchases) ...............              --             --             --           --
                                                                        --------------   ------------    -----------   ----------
NET ASSETS ...........................................................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $3,410,138,310   $618,575,740    $ 4,669,512   $4,179,086
Reserves for annuity contracts on benefit ............................       1,303,785        345,528             --           --
Capital surplus (Note C) .............................................              --             --      7,568,573           --
                                                                        --------------   ------------    -----------   ----------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------


STATEMENTS OF NET ASSETS                                                  VANGUARD          AGSPC
December 31, 1999                                                       LIFESTRATEGY        ASSET         TEMPLETON
                                                                          MODERATE        ALLOCATION      ALLOCATION
                                                                        GROWTH FUND -       FUND -           FUND -
                                                                         DIVISION 53      DIVISION 5      DIVISION 19
                                                                        -------------    -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $  32,046,248    $ 260,891,195   $ 323,940,365
Balance due from (to) VALIC general account ..........................        132,784          162,943        (130,432)
Receivable (payable) for mutual fund sales (purchases) ...............       (110,319)              --        (131,537)
                                                                        -------------    -------------   -------------
NET ASSETS ...........................................................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $  32,068,713    $ 260,830,021   $ 323,294,066
Reserves for annuity contracts on benefit ............................             --          224,117         384,330
Capital surplus (Note C) .............................................             --               --              --
                                                                        -------------    -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             7

STATEMENTS OF NET ASSETS
December 31, 1999                                                            AGSPC         AMERICAN      AMERICAN        AMERICAN
                                                                          INTERNATIONAL     GENERAL      GENERAL         GENERAL
                                                                           GOVERNMENT        CORE        DOMESTIC       HIGH YIELD
                                                                           BOND FUND -    BOND FUND -   BOND FUND -     BOND FUND -
                                                                           DIVISION 13    DIVISION 58   DIVISION 43     DIVISION 60
                                                                          -------------  ------------- -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $ 149,120,828  $   5,168,278 $   1,830,628   $   5,587,119
Balance due from (to) VALIC general account ..........................       (1,784,215)           103         2,420             234
Receivable (payable) for mutual fund sales (purchases) ...............               --             --            --              --
                                                                          -------------  ------------- -------------   -------------
NET ASSETS ...........................................................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 147,282,364  $      65,708 $     563,854   $     149,820
Reserves for annuity contracts on benefit ............................           54,249             --            --              --
Capital surplus (Note C) .............................................               --      5,102,673     1,269,194       5,437,533
                                                                          -------------  ------------- -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

STATEMENTS OF NET ASSETS
December 31, 1999                                                           AMERICAN
                                                                             GENERAL        VANGUARD            VANGUARD
                                                                            STRATEGIC       LONG-TERM           LONG-TERM
                                                                           BOND FUND -    CORPORATE FUND -    TREASURY FUND -
                                                                           DIVISION 59     DIVISION 22          DIVISION 23
                                                                          -------------   ----------------    ---------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $   5,506,171     $  68,263,542      $ 141,856,062
Balance due from (to) VALIC general account ..........................              335           186,923            834,134
Receivable (payable) for mutual fund sales (purchases) ...............               --           (11,709)          (371,585)
                                                                          -------------     -------------      -------------
NET ASSETS ...........................................................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $      38,482     $  68,397,606      $ 142,307,011
Reserves for annuity contracts on benefit ............................               --            41,150             11,600
Capital surplus (Note C) .............................................        5,468,024                --                 --
                                                                          -------------     -------------      -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------


STATEMENTS OF NET ASSETS                                                                     AMERICAN          AMERICAN
December 31, 1999                                                                            GENERAL           GENERAL
                                                                           AGSPC MONEY     MONEY MARKET     CONSERVATIVE GROWTH
                                                                          MARKET FUND -       FUND -          LIFESTYLE FUND -
                                                                           DIVISION 6       DIVISION 44        DIVISION 50
                                                                          -------------    -------------    -------------------

ASSETS:
Investment in shares of mutual funds, at market ......................    $ 459,787,520    $  11,553,720        $   8,699,095
Balance due from (to) VALIC general account ..........................       (4,431,676)          28,543               19,787
Receivable (payable) for mutual fund sales (purchases) ...............               --               --                   --
                                                                          -------------    -------------        -------------
NET ASSETS ...........................................................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 455,339,835    $   6,257,572        $   2,113,653
Reserves for annuity contracts on benefit ............................           16,009               --                   --
Capital surplus (Note C) .............................................               --        5,324,691            6,605,229
                                                                          -------------    -------------        -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------


STATEMENTS OF NET ASSETS                                                     AMERICAN          AMERICAN
December 31, 1999                                                            GENERAL           GENERAL
                                                                              GROWTH         MODERATE GROWTH
                                                                          LIFESTYLE FUND -   LIFESTYLE FUND -
                                                                            DIVISION 48        DIVISION 49
                                                                          ----------------   ----------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $  10,625,442       $  12,526,733
Balance due from (to) VALIC general account ..........................            25,237              42,928
Receivable (payable) for mutual fund sales (purchases) ...............                --                  --
                                                                           -------------       -------------
NET ASSETS ...........................................................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   2,875,158       $   5,505,583
Reserves for annuity contracts on benefit ............................                --                  --
Capital surplus (Note C) .............................................         7,775,521           7,064,078
                                                                           -------------       -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------



STATEMENTS OF NET ASSETS                                                    VANGUARD
December 31, 1999                                                          LIFESTRATEGY       VANGUARD
                                                                           CONSERVATIVE     LIFESTRATEGY
                                                                           GROWTH FUND -    GROWTH FUND -
                                                                            DIVISION 54      DIVISION 52
                                                                           --------------   --------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $   5,319,180    $  24,913,522
Balance due from (to) VALIC general account ..........................           195,040          326,669
Receivable (payable) for mutual fund sales (purchases) ...............          (189,439)        (277,967)
                                                                           -------------    -------------
NET ASSETS ...........................................................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   5,324,781    $  24,962,224
Reserves for annuity contracts on benefit ............................                --               --
Capital surplus (Note C) .............................................                --               --
                                                                           -------------    -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------

8                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 AGSPC             AGSPC               AGSPC
                                                             INTERNATIONAL         MIDCAP            SMALL CAP
                                                               EQUITIES            INDEX               INDEX
                                                                FUND -             FUND -              FUND -
                                                              DIVISION 11        DIVISION 4         DIVISION 14       DIVISION 10A
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $   1,788,128      $   6,878,578      $   2,414,127      $   5,674,702
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................         1,510,709          8,083,887          2,143,563          5,630,338
Reimbursement of expenses ..............................                --                 --                 --                 --
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................         1,510,709          8,083,887          2,143,563          5,630,338
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................           277,419         (1,205,309)           270,564             44,364
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................        10,094,468         54,717,361         15,168,549         50,306,023
Capital gains distributions from mutual funds ..........         8,117,049        194,003,989         21,011,129          4,737,369
Net unrealized appreciation (depreciation)
   of investments during the period ....................        20,902,728       (141,415,147)         4,167,711         45,440,162
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain on investments ........        39,114,245        107,306,203         40,347,389        100,483,554
                                                             -------------      -------------      -------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $  39,391,664      $ 106,100,894      $  40,617,953      $ 100,527,918
                                                             -------------      -------------      -------------      -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                               AMERICAN           AMERICAN            AMERICAN         AMERICAN
                                                               GENERAL            GENERAL             GENERAL           GENERAL
                                                             INTERNATIONAL       LARGE CAP           LARGE CAP          MID CAP
                                                              VALUE FUND -      GROWTH FUND -       VALUE FUND -      GROWTH FUND -
                                                              DIVISION 34        DIVISION 39        DIVISION 40        DIVISION 37
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $      72,614      $       8,826      $      47,885      $          --
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................             2,951             55,394              3,021              4,606
Reimbursement of expenses ..............................              (813)           (22,462)              (988)            (1,410)
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................             2,138             32,932              2,033              3,196
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................            70,476            (24,106)            45,852             (3,196)
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................            50,532            196,164             63,723             21,955
Capital gains distributions from mutual funds ..........           358,216            634,398            650,214            710,827
Net unrealized appreciation (depreciation)
   of investments during the period ....................         2,597,347          3,810,394           (552,152)          (258,735)
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain (loss)on investments ..         3,006,095          4,640,956            161,785            474,047
                                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $   3,076,571      $   4,616,850      $     207,637      $     470,851
                                                             -------------      -------------      -------------      -------------


(*)Since inception January 4, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                              9



                                                                                                                         AGSPC
                                                                          AGSPC STOCK INDEX FUND -                       GROWTH
                                                                ------------------------------------------------         FUND -
                                                                DIVISION 10B     DIVISION 10C       DIVISION 10D       DIVISION 15
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $   438,856      $  39,607,878      $    576,997      $          --
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................         223,569         38,759,190           572,435         11,859,802
Reimbursement of expenses .................................         (94,122)                --                --                 --
                                                                -----------      -------------      ------------      -------------
 Total expenses ...........................................         129,447         38,759,190           572,435         11,859,802
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................         309,409            848,688             4,562        (11,859,802)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       5,087,126         58,888,546         6,938,320         65,180,424
Capital gains distributions from mutual funds .............         362,359         36,367,266           471,902         50,296,770
Net unrealized appreciation (depreciation)
   of investments during the period .......................       2,257,759        612,628,344         2,683,181        (29,390,145)
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain on investments ...........       7,707,244        707,884,156        10,093,403         86,087,049
                                                                -----------      -------------      ------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 8,016,653      $ 708,732,844      $ 10,097,965      $  74,227,247
                                                                -----------      -------------      ------------      -------------


                                                                   AGSPC                              AMERICAN
                                                                  GROWTH &       AMERICAN CENTURY     GENERAL
                                                                   INCOME            ULTRA          INTERNATIONAL
                                                                   FUND -            FUND -         GROWTH FUND -
                                                                DIVISION 16        DIVISION 31       DIVISION 33
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $  1,240,444      $          --      $    84,670
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................        3,039,334          7,951,342            1,814
Reimbursement of expenses .................................               --         (1,545,916)            (630)
                                                                ------------      -------------      -----------
 Total expenses ...........................................        3,039,334          6,405,426            1,184
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................       (1,798,890)        (6,405,426)          83,486
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       14,837,619          5,962,303           12,371
Capital gains distributions from mutual funds .............       33,787,657         29,663,737          179,573
Net unrealized appreciation (depreciation)
   of investments during the period .......................       13,472,567        227,838,963        2,105,762
                                                                ------------      -------------      -----------
Net realized and unrealized gain on investments ...........       62,097,843        263,465,003        2,297,706
                                                                ------------      -------------      -----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 60,298,953      $ 257,059,577      $ 2,381,192
                                                                ------------      -------------      -----------


                                                                 AMERICAN          AMERICAN          AMERICAN       DREYFUS VARIABLE
                                                                  GENERAL           GENERAL           GENERAL       INVESTMENT FUND-
                                                                  MID CAP          SMALL CAP         SMALL CAP         SMALL CAP
                                                                VALUE FUND -     GROWTH FUND -      VALUE FUND -       PORTFOLIO -
                                                                DIVISION 38       DIVISION 35       DIVISION 36        DIVISION 18
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $    39,296      $          --      $     56,427      $     550,577
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................           8,195             17,485             1,592          9,073,382
Reimbursement of expenses .................................          (3,000)            (6,824)             (445)        (1,114,672)
                                                                -----------      -------------      ------------      -------------
Total expenses ............................................           5,195             10,661             1,147          7,958,710
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................          34,101            (10,661)           55,280         (7,408,133)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................         156,954            128,821             6,489         63,772,555
Capital gains distributions from mutual funds .............       1,894,986          1,115,791           145,670                 --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        (764,242)         4,835,156          (493,258)        89,787,753
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain (loss)on investments .....       1,287,698          6,079,768          (341,099)       153,560,308
                                                                -----------      -------------      ------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 1,321,799      $   6,069,107      $   (285,819)     $ 146,152,175
                                                                -----------      -------------      ------------      -------------

                                                                 EVERGREEN          EVERGREEN
                                                                   GROWTH           SMALL CAP         EVERGREEN
                                                                 AND INCOME           VALUE             VALUE
                                                                   FUND -             FUND -            FUND -
                                                                DIVISION 56(*)    DIVISION 55(*)    DIVISION 57(*)
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $         --      $          --      $        11
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................                5                 --                9
Reimbursement of expenses .................................               --                 --               (2)
                                                                ------------      -------------      -----------
Total expenses ............................................                5                 --                7
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................               (5)                --                4
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................               31                 --               --
Capital gains distributions from mutual funds .............                7                 --              262
Net unrealized appreciation (depreciation)
   of investments during the period .......................              370                 --             (319)
                                                                ------------      -------------      -----------
Net realized and unrealized gain (loss)on investments .....              408                 --              (57)
                                                                ------------      -------------      -----------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $        403      $          --      $       (53)
                                                                ------------      -------------      -----------

10                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  DREYFUS         NEUBERGER         PUTNAM           PUTNAM
                                                                 FOUNDERS          BERMAN           GLOBAL             NEW
                                                                  GROWTH          GUARDIAN          GROWTH        OPPORTUNITIES
                                                                   FUND -          TRUST -          FUND -            FUND -
                                                                DIVISION 30      DIVISION 29      DIVISION 28      DIVISION 26
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $     461,168    $          --    $          --
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       7,395,427          763,578        3,336,299        7,275,209
Reimbursement of expenses ..................................      (1,510,809)        (153,822)        (678,613)      (1,481,777)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       5,884,618          609,756        2,657,686        5,793,432
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (5,884,618)        (148,588)      (2,657,686)      (5,793,432)
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       4,207,339          232,115        4,532,574        5,405,004
Capital gains distributions from mutual funds ..............     127,949,776       10,764,888       43,772,448       73,606,083
Net unrealized appreciation (depreciation)
   of investments during the period ........................      95,948,371       (6,452,929)     131,823,273      313,953,044
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     228,105,486        4,544,074      180,128,295      392,964,131
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 222,220,868    $   4,395,486    $ 177,470,609    $ 387,170,699
                                                               -------------    -------------    -------------    -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 VANGUARD                                               AGSPC
                                                                WELLINGTON    AGSPC CAPITAL CONSERVATION FUND -      GOVERNMENT
                                                                   FUND -     ---------------------------------   SECURITIES FUND -
                                                                DIVISION 25     DIVISION 1         DIVISION 7         DIVISION 8
                                                               -------------  ---------------    --------------   -----------------

INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,439,202    $     372,745    $   3,588,581    $   5,630,206
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       6,330,047           58,712          562,336        1,043,310
Reimbursement of expenses ..................................              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       6,330,047           58,712          562,336        1,043,310
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................      14,109,155          314,033        3,026,245        4,586,896
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,861,183          (76,164)           8,827          661,487
Capital gains distributions from mutual funds ..............      28,847,888               --               --               --
Net unrealized depreciation
   of investments during the period ........................     (30,879,706)        (326,155)      (3,853,099)      (9,319,026)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (170,635)        (402,319)      (3,844,272)      (8,657,539)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $  13,938,520    $     (88,286)   $    (818,027)   $  (4,070,643)
                                                               -------------    -------------    -------------    -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            11



STATEMENTS OF OPERATIONS                                       PUTNAM OTC &        SCUDDER
For the Year Ended December 31, 1999                             EMERGING        GROWTH AND      T. ROWE PRICE      TEMPLETON
                                                                  GROWTH           INCOME          SMALL-CAP         FOREIGN
                                                                   FUND -          FUND -        STOCK FUND -         FUND -
                                                                DIVISION 27      DIVISION 21      DIVISION 51      DIVISION 32
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $   4,675,796    $      28,773    $   8,916,410
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       2,422,441        3,097,648           49,327        3,329,351
Reimbursement of expenses ..................................        (488,210)        (624,445)              --       (1,967,750)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,934,231        2,473,203           49,327        1,361,601
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (1,934,231)       2,202,593          (20,554)       7,554,809
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       9,704,876        3,895,314           40,991       (2,951,879)
Capital gains distributions from mutual funds ..............      20,649,440        6,380,872          320,107        2,706,922
Net unrealized appreciation (depreciation)
   of investments during the period ........................     182,753,857         (283,526)       1,008,645       80,764,072
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     213,108,173        9,992,660        1,369,743       80,519,115
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 211,173,942    $  12,195,253    $   1,349,189    $  88,073,924
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                         TEMPLETON       VANGUARD          AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL    WINDSOR II          GENERAL
                                                                   FUND -          FUND -       BALANCED FUND -
                                                                DIVISION 20     DIVISION 24       DIVISION 42
                                                               -------------   -------------    ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,611,275   $  17,860,760    $     196,132
                                                               -------------   -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       9,363,281       9,472,517           12,085
Reimbursement of expenses ..................................              --              --           (4,448)
                                                               -------------   -------------    -------------
   Total expenses ..........................................       9,363,281       9,472,517            7,637
                                                               -------------   -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      11,247,994       8,388,243          188,495
                                                               -------------   -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................      48,058,679       6,166,843           30,618
Capital gains distributions from mutual funds ..............      71,597,060      67,184,211          432,947
Net unrealized appreciation (depreciation)
   of investments during the period ........................      22,890,344    (144,035,946)         350,211
                                                               -------------   -------------    -------------
Net realized and unrealized gain (loss) on investments .....     142,546,083     (70,684,892)         813,776
                                                               -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 153,794,077   $ (62,296,649)   $   1,002,271
                                                               -------------   -------------    -------------



STATEMENTS OF OPERATIONS                                           AGSPC          AMERICAN         AMERICAN         AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL       GENERAL          GENERAL          GENERAL
                                                                GOVERNMENT          CORE            DOMESTIC       HIGH YIELD
                                                                BOND FUND -      BOND FUND -      BOND FUND -      BOND FUND -
                                                                DIVISION 13      DIVISION 58      DIVISION 43      DIVISION 60
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $   5,352,492    $     321,342    $     100,593    $     491,864
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       1,576,167              483            2,594              937
Reimbursement of expenses ..................................              --             (123)            (907)            (234)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,576,167              360            1,687              703
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................       3,776,325          320,982           98,906          491,161
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,059,581             (446)          (7,296)            (357)
Capital gains distributions from mutual funds ..............         103,421               --               36               --
Net unrealized depreciation
   of investments during the period ........................     (16,515,559)        (380,782)        (139,402)        (333,976)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............     (15,352,557)        (381,228)        (146,662)        (334,333)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ (11,576,232)   $     (60,246)   $     (47,756)   $     156,828
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                        AMERICAN
For the Year Ended December 31, 1999                             GENERAL          VANGUARD         VANGUARD
                                                                STRATEGIC        LONG-TERM         LONG-TERM
                                                                BOND FUND -    CORPORATE FUND -  TREASURY FUND -
                                                                DIVISION 59      DIVISION 22       DIVISION 23
                                                               -------------   ----------------  --------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $     414,269    $   4,408,788    $   8,420,055
                                                               -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................             118          825,583        1,766,917
Reimbursement of expenses ..................................             (47)        (168,423)        (354,616)
                                                               -------------    -------------    -------------
   Total expenses ..........................................              71          657,160        1,412,301
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME ......................................         414,198        3,751,628        7,007,754
                                                               -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................               7         (398,632)        (687,054)
Capital gains distributions from mutual funds ..............              --          410,483        1,589,174
Net unrealized depreciation
   of investments during the period ........................        (211,104)      (8,721,370)     (21,800,390)
                                                               -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (211,097)      (8,709,519)     (20,898,270)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     203,101    $  (4,957,891)   $ (13,890,516)
                                                               -------------    -------------    -------------

12                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                    AGSPC            AGSPC           AMERICAN
                                                                  SCIENCE &         SOCIAL       GENERAL SOCIALLY
                                                                 TECHNOLOGY        AWARENESS       RESPONSIBLE        AGSPC MONEY
                                                                    FUND -           FUND -            FUND -         MARKET FUND -
                                                                 DIVISION 17      DIVISION 12       DIVISION 41        DIVISION 2
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................  $            --   $     4,238,975   $        89,881   $       206,849
                                                              ---------------   ---------------   ---------------   ---------------
EXPENSES:
Mortality and expense risk charge ..........................       19,907,095         5,292,189            16,648            44,475
Reimbursement of expenses ..................................               --                --            (6,574)               --
                                                              ---------------   ---------------   ---------------   ---------------
   Total expenses ..........................................       19,907,095         5,292,189            10,074            44,475
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS) ...............................      (19,907,095)       (1,053,214)           79,807           162,374
                                                              ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       30,613,817         8,179,859            64,508                --
Capital gains distributions from mutual funds ..............      328,749,980        22,439,556           391,925                --
Net unrealized appreciation (depreciation)
   of investments during the period ........................    1,226,217,782        57,407,741         1,103,235                --
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain on investments ............    1,585,581,579        88,027,156         1,559,668                --
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................  $ 1,565,674,484   $    86,973,942   $     1,639,475   $       162,374
                                                              ---------------   ---------------   ---------------   ---------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  VANGUARD
                                                                LIFESTRATEGY         AGSPC             TEMPLETON
                                                                  MODERATE       ASSET ALLOCATION   ASSET ALLOCATION
                                                                GROWTH FUND -        FUND -              FUND -
                                                                 DIVISION 53       DIVISION 5         DIVISION 19
                                                               ---------------   ---------------   -----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $       770,171   $     6,836,435    $     6,944,378
                                                               ---------------   ---------------    ---------------
EXPENSES:
Mortality and expense risk charge ..........................           159,058         2,472,653          3,749,394
Reimbursement of expenses ..................................                --                --                 --
                                                               ---------------   ---------------    ---------------
   Total expenses ..........................................           159,058         2,472,653          3,749,394
                                                               ---------------   ---------------    ---------------
NET INVESTMENT INCOME ......................................           611,113         4,363,782          3,194,984
                                                               ---------------   ---------------    ---------------
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...........................            29,492         4,428,516         14,669,025
Capital gains distributions from mutual funds ..............           218,753         4,417,585         38,640,994
Net unrealized appreciation
   of investments during the period ........................         1,470,942        11,930,044          4,197,098
                                                               ---------------   ---------------    ---------------
Net realized and unrealized gain on investments ............         1,719,187        20,776,145         57,507,117
                                                               ---------------   ---------------    ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     2,330,300   $    25,139,927    $    60,702,101
                                                               ---------------   ---------------    ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            13


                                                                                                 AMERICAN
                                                                                 AMERICAN         GENERAL            AMERICAN
                                                                                 GENERAL       CONSERVATIVE           GENERAL
                                                                AGSPC MONEY       MONEY            GROWTH             GROWTH
                                                               MARKET FUND -    MARKET FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
                                                                DIVISION 6      DIVISION 44      DIVISION 50        DIVISION 48
                                                               -------------   -------------   ----------------  ----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  16,641,083   $     411,008    $     607,373      $     749,801
                                                               -------------   -------------    -------------      -------------
EXPENSES:
Mortality and expense risk charge ..........................       3,483,010          34,077            8,112              9,678
Reimbursement of expenses ..................................              --          (9,035)          (3,080)            (3,858)
                                                               -------------   -------------    -------------      -------------
   Total expenses ..........................................       3,483,010          25,042            5,032              5,820
                                                               -------------   -------------    -------------      -------------
NET INVESTMENT INCOME (LOSS)................................      13,158,073         385,966          602,341            743,981
                                                               -------------   -------------    -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................              --              --          895,570             63,773
Capital gains distributions from mutual funds ..............              --              --        1,025,645            323,571
Net unrealized appreciation (depreciation)
   of investments during the period ........................              --              --       (1,418,604)         1,217,409
                                                               -------------   -------------    -------------      -------------
Net realized and unrealized gain on investments ............              --              --          502,611          1,604,753
                                                               -------------   -------------    -------------      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  13,158,073   $     385,966    $   1,104,952      $   2,348,734
                                                               -------------   -------------    -------------      -------------


                                                                  AMERICAN
                                                                   GENERAL         VANGUARD
                                                                  MODERATE       LIFESTRATEGY       VANGUARD
                                                                   GROWTH        CONSERVATIVE     LIFESTRATEGY
                                                               LIFESTYLE FUND -  GROWTH FUND -    GROWTH FUND -
                                                                 DIVISION 49      DIVISION 54      DIVISION 52
                                                               ----------------  -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................    $     932,507    $     159,968    $     431,935
                                                                -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................           20,370           27,564          123,427
Reimbursement of expenses ..................................           (8,167)              --               --
                                                                -------------    -------------    -------------
   Total expenses ..........................................           12,203           27,564          123,427
                                                                -------------    -------------    -------------
NET INVESTMENT INCOME ......................................          920,304          132,404          308,508
                                                                -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........................           83,407             (924)          57,727
Capital gains distributions from mutual funds ..............          389,591           35,147          177,605
Net unrealized appreciation
   of investments during the period ........................          497,038           68,926        2,002,755
                                                                -------------    -------------    -------------
Net realized and unrealized gain on investments ............          970,036          103,149        2,238,087
                                                                -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $   1,890,340    $     235,553    $   2,546,595
                                                                -------------    -------------    -------------

14                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                               AGSPC
                                                                       INTERNATIONAL EQUITIES             AGSPC MIDCAP INDEX
                                                                         FUND - DIVISION 11                FUND - DIVISION 4
                                                                    -----------------------------   ------------------------------
                                                                       FOR THE        FOR THE         FOR THE          FOR THE
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER, 31     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) .....................................  $     277,419   $   1,608,036   $  (1,205,309)   $    (689,428)
Net realized gain on investments .................................     10,094,468       4,716,155      54,717,361       26,826,443
Capital gains distributions from mutual funds ....................      8,117,049      11,021,627     194,003,989       69,472,796
Net unrealized appreciation (depreciation)
 of investments during the period ................................     20,902,728       7,346,991    (141,415,147)      30,964,965
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets resulting from operations ....     39,391,664      24,692,809     106,100,894      126,574,776
                                                                    -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     11,942,025      14,604,832      63,479,375       71,049,146
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................     (9,905,756)     (9,033,065)    (51,522,548)     (37,639,412)
Annuity.benefit payments .........................................        (18,915)        (17,602)        (30,425)         (23,570)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................    (12,646,032)    (33,973,374)    (91,656,730)     (40,068,991)
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets
   resulting from principal transactions .........................    (10,628,678)    (28,419,209)    (79,730,328)      (6,682,827)
                                                                    -------------   -------------   -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     28,762,986      (3,726,400)     26,370,566      119,891,949

NET ASSETS:
Beginning of period ..............................................    148,274,382     152,000,782     850,505,634      730,613,685
                                                                    -------------   -------------   -------------    -------------
End of period ....................................................  $ 177,037,368   $ 148,274,382   $ 876,876,200    $ 850,505,634
                                                                    -------------   -------------   -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................    101,811,751     122,716,744     169,039,887      171,065,657
Purchase payments ................................................      7,577,362      10,549,627      12,121,341       16,010,438
Surrenders .......................................................     (6,375,893)     (6,694,955)     (9,823,005)      (8,724,789)
Transfers - interdivision and from (to) VALIC general account ....     (7,974,390)    (24,759,665)    (18,280,774)      (9,311,419)
                                                                    -------------   -------------   -------------    -------------
Total units outstanding, end of period ...........................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------
Units outstanding, by class:
 Standard units ..................................................     94,415,343     101,811,751     151,288,816      169,039,887
 Enhanced units:
  20 bp.reduced ..................................................        348,851              --         523,908               --
  40 bp.reduced ..................................................        274,636              --       1,244,725               --
                                                                    -------------    ------------   -------------    -------------
Accumulation units end of period .................................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------


                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999           1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
Accumulation value per unit:
 Standard unit ...................................................  $    1.860227   $    1.454644   $    5.721920    $    5.029093
 Enhanced unit:
  20 bp.reduced ..................................................       1.898106              --        5.908866               --
  40 bp.reduced ..................................................       1.937488              --        6.116544               --


SEE NOTES TO FINANCIAL STATEMENTS.

                           SEPARATE ACCOUNT A                                 15

                                                                                                       AGSPC STOCK INDEX FUND -
                                                                           AGSPC SMALL CAP          -----------------------------
                                                                      INDEX FUND - DIVISION 14             DIVISION 10A
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE          FOR THE        FOR THE          FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998           1999             1998
                                                                    -------------   -------------   ------------     ------------
OPERATIONS:
Net investment income (loss) .....................................       270,564    $     322,094   $     44,364     $  1,035,631
Net realized gain on investments .................................    15,168,549        8,661,321     50,306,023       36,292,713
Capital gains distributions from mutual funds ....................    21,011,129       18,436,501      4,737,369        2,140,138
Net unrealized appreciation (depreciation)
 of investments during the period ................................     4,167,711      (34,899,835)    45,440,162       82,035,996
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets resulting from operations ....    40,617,953       (7,479,919)   100,527,918      121,504,478
                                                                    ------------    -------------   ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................    23,105,395       28,153,952      2,842,259        4,116,842
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................   (13,990,673)     (11,145,100)   (40,751,241)     (30,874,894)
Annuity benefit payments .........................................        (8,736)          (7,293)    (2,202,048)      (1,996,857)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................   (34,222,314)     (13,919,719)   (18,047,475)     (14,779,077)
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets
    resulting from principal transactions ........................   (25,116,328)       3,081,840    (58,158,505)     (43,533,986)
                                                                    ------------    -------------   ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................    15,501,625       (4,398,079)    42,369,413       77,970,492

NET ASSETS:
Beginning of period ..............................................   225,670,671      230,068,750    547,753,875      469,783,383
                                                                    ------------    -------------   ------------     ------------
End of period ....................................................   241,172,296    $ 225,670,671   $590,123,288     $547,753,875
                                                                    ------------    -------------   ------------     ------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................   107,379,840      106,279,077     23,726,504       25,835,933
Purchase payments ................................................    10,679,162       13,084,095        117,449          206,729
Surrenders .......................................................    (6,306,665)      (5,229,338)    (1,676,844)      (1,549,859)
Transfers - interdivision and from (to) VALIC general account.....   (16,249,038)      (6,753,994)      (745,734)        (766,299)
                                                                    ------------    -------------   ------------     ------------
Total units outstanding, end of period ...........................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------
Units outstanding, by class:
 Standard units ..................................................    94,031,183      107,321,015     21,421,375       23,726,504
 Enhanced units:
  20 bp reduced ..................................................       522,127           58,825             --               --
  40 bp reduced ..................................................       949,989               --             --               --
                                                                    ------------    -------------   ------------     ------------
Accumulation units end of period .................................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------


                                                                                  AGSPC STOCK INDEX FUND -
                                                                             --------------------------------
                                                                                       DIVISION 10B
                                                                             --------------------------------
                                                                               FOR THE              FOR THE
                                                                              YEAR ENDED           YEAR ENDED
                                                                             DECEMBER 31,         DECEMBER 31,
                                                                                1999                  1998
                                                                             -----------          -----------
OPERATIONS:
Net investment income (loss) ............................................    $   309,409          $   358,014
Net realized gain on investments ........................................      5,087,126            2,895,173
Capital gains distributions from mutual funds ...........................        362,359              166,018
Net unrealized appreciation (depreciation)
 of investments during the period .......................................      2,257,759            6,394,969
                                                                             -----------          -----------
  Increase (decrease) in net assets resulting from operations ...........      8,016,653            9,814,174
                                                                             -----------          -----------

PRINCIPAL TRANSACTIONS:
Purchase payments .......................................................        152,691              204,507
Surrenders of accumulation units by terminations,
withdrawals, and maintenance fees .......................................     (4,474,719)          (2,153,577)
Annuity benefit payments ................................................       (371,146)            (327,696)
Amounts transferred interdivision, and from (to)
 VALIC general account ..................................................       (554,251)          (1,934,563)
                                                                             -----------          -----------
  Increase (decrease) in net assets
   resulting from principal transactions ................................     (5,247,425)          (4,211,329)
                                                                             -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................      2,769,228            5,602,845

NET ASSETS:
Beginning of period .....................................................     42,548,876           36,946,031
                                                                             -----------          -----------
End of period ...........................................................    $45,318,104          $42,548,876
                                                                             -----------          -----------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..................................      1,131,113            1,256,974
Purchase payments .......................................................          3,915                6,328
Surrenders ..............................................................       (115,209)             (68,344)
Transfers - interdivision and from (to) VALIC general account............        (14,204)             (63,845)
                                                                             -----------          -----------
Total units outstanding, end of period ..................................      1,005,615            1,131,113
                                                                             -----------          -----------
Units outstanding, by class:
 Standard units .........................................................       1,005,615            1,131,113
 Enhanced units:
  20 bp reduced .........................................................             --                   --
  40 bp reduced .........................................................             --                   --
                                                                             -----------          -----------
Accumulation units end of period ........................................      1,005,615            1,131,113
                                                                             -----------          -----------

                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            1999            1998            1999            1998           1999          1998
                                        ------------    ------------    ------------    ------------   ------------  ------------
Accumulation value per unit:
 Standard unit ......................       $2.522643       $2.100506      $26.836368      $22.479709     $43.027665    $35.792019
 Enhanced unit:
  20 bp reduced ......................       2.558263        2.125983              --              --             --            --
  40 bp reduced ......................       2.597863              --              --              --             --            --

16                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         AGSPC STOCK INDEX FUND -
                                                                   ---------------------------------------------------------------
                                                                             DIVISION 10C                     DIVISION 10D
                                                                   --------------------------------    ---------------------------
                                                                       FOR THE          FOR THE          FOR THE        FOR THE
                                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998             1999           1998
                                                                   --------------    --------------    ------------   ------------
OPERATIONS:
Net investment income (loss) ....................................  $      848,688    $    5,965,482    $     4,562    $   105,740
Net realized gain on investments ................................      58,888,546        21,789,375      6,938,320      4,368,980
Capital gains distributions from mutual funds ...................      36,367,266        13,033,369        471,902        219,975
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     612,628,344       631,036,013      2,683,181      7,900,957
                                                                   --------------    --------------    -----------    -----------
    Increase in net assets resulting from operations ............     708,732,844       671,824,239     10,097,965     12,595,652
                                                                   --------------    --------------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     544,822,404       372,858,039        535,672        654,342
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (226,510,857)     (130,840,043)    (4,345,956)    (3,879,247)
Annuity benefit payments ........................................        (262,614)         (164,035)       (18,611)       (15,905)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................     189,528,934       112,786,439     (3,390,505)    (2,514,825)
                                                                   --------------    --------------    -----------    -----------
    Increase (decrease) in net assets
     resulting from principal transactions ......................     507,577,867       354,640,400     (7,219,400)    (5,755,635)
                                                                   --------------    --------------    -----------    -----------
TOTAL INCREASE IN NET ASSETS ....................................   1,216,310,711     1,026,464,639      2,878,565      6,840,017

NET ASSETS:
Beginning of period .............................................   3,336,792,139     2,310,327,500     56,513,044     49,673,027
                                                                   --------------    --------------    -----------    -----------
End of period ...................................................   4,553,102,850     3,336,792,139    $59,391,609    $56,513,044
                                                                   --------------    --------------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................     698,570,695       615,053,124      6,655,796      7,438,537
Purchase payments ...............................................     102,379,268        85,764,962         65,246         88,428
Surrenders ......................................................     (41,417,044)      (29,978,801)      (477,997)      (521,941)
Transfers - interdivision and from (to) VALIC general account ...       37,936,626        27,731,410       (384,522)      (349,228)
                                                                   --------------    --------------    -----------    -----------
Total units outstanding, end of period ..........................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------
Units outstanding, by class:
  Standard units ................................................     766,975,696       691,680,049      5,858,523      6,655,796
  Enhanced units:
    20 bp reduced ...............................................      18,855,858         6,859,835             --             --
    40 bp reduced ...............................................      11,637,991            30,811             --             --
                                                                   --------------    --------------    -----------    -----------
Accumulation units end of period ................................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------


                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          1999            1998           1999            1998
                                                                      ------------    ------------    ------------    ------------
Accumulation value per unit:
  Standard unit .................................................        5.696582      $ 4.772052      $10.095883      $ 8.457722
  Enhanced unit:
    20 bp reduced ...............................................        5.830950        4.875028              --              --
    40 bp reduced ...............................................        5.981762        4.991135              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             AGSPC GROWTH                AGSPC GROWTH & INCOME
                                                                          FUND - DIVISION 15               FUND - DIVISION 16
                                                                   --------------------------------   ----------------------------
                                                                      FOR THE           FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        1999              1998            1999            1998
                                                                   --------------    --------------   ------------    ------------

OPERATIONS:
Net investment income (loss) ...................................   $  (11,859,802)   $  (10,623,737)  $ (1,798,890)   $ (1,424,066)
Net realized gain on investments ...............................       65,180,424        11,720,556     14,837,619      10,494,295
Capital gains distributions from mutual funds ..................       50,296,770        51,517,534     33,787,657      20,275,426
Net unrealized appreciation (depreciation)
  of investments during the period .............................      (29,390,145)      114,925,718     13,472,567       3,996,252
                                                                   --------------    --------------   ------------    ------------
    Increase in net assets resulting from operations ...........       74,227,247       167,540,071     60,298,953      33,341,907
                                                                   --------------    --------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      161,308,154       183,983,180     32,568,050      39,532,854
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (68,528,954)      (45,145,966)   (19,456,775)    (11,951,930)
Annuity benefit payments .......................................          (35,876)          (23,099)        (6,042)         (3,597)
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................     (161,568,773)      (34,517,049)   (22,008,587)    (32,787,298)
                                                                   --------------    --------------   ------------    ------------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      (68,825,449)      104,297,066     (8,903,354)     (5,209,971)
                                                                   --------------    --------------   ------------    ------------
TOTAL INCREASE IN NET ASSETS ...................................        5,401,798       271,837,137     51,395,599      28,131,936

NET ASSETS:
Beginning of period ............................................    1,213,260,606       941,423,469    285,227,911     257,095,975
                                                                   --------------    --------------   ------------    ------------
End of period ..................................................   $1,218,662,404    $1,213,260,606   $336,623,510    $285,227,911
                                                                   --------------    --------------   ------------    ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      499,326,366       453,172,490    129,550,695     132,434,555
Purchase payments ..............................................       65,108,607        82,864,073     13,413,749      19,715,398
Surrenders .....................................................      (27,017,879)      (20,670,419)    (7,982,974)     (6,142,924)
Transfers - interdivision and from (to) VALIC general account ..      (65,896,980)      (16,039,778)    (9,286,745)    (16,456,334)
                                                                   --------------    --------------   ------------    ------------
Total units outstanding, end of period .........................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------
Units outstanding, by class:
  Standard units ...............................................      460,108,285       494,997,997    124,329,201     129,550,695
  Enhanced units:
    20 bp reduced ..............................................        8,377,232         4,324,799        660,621              --
    40 bp reduced ..............................................        3,034,597             3,570        704,903              --
                                                                   --------------    --------------   ------------    ------------
Accumulation units end of period ...............................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------


                                                                         AMERICAN CENTURY          AMERICAN GENERAL INTERNATIONAL
                                                                     ULTRA FUND - DIVISION 31        GROWTH FUND - DIVISION 33
                                                                   ------------------------------  ------------------------------
                                                                      FOR THE        FOR THE        FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,
                                                                        1999           1998           1999           1998
                                                                   --------------  ------------    ------------  ---------------

OPERATIONS:
Net investment income (loss) ...................................   $   (6,405,426) $ (2,282,917)    $    83,486      $        --
Net realized gain on investments ...............................        5,962,303       473,963         12,371               --
Capital gains distributions from mutual funds ..................       29,663,737    30,532,354        179,573               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................      227,838,963    39,033,600      2,105,762          200,750
                                                                   --------------  ------------    -----------      -----------
    Increase in net assets resulting from operations ...........      257,059,577    67,757,000      2,381,192          200,750
                                                                   --------------  ------------    -----------      -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      209,997,538    95,865,928        407,427               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (30,465,801)   (6,987,387)       (14,716)              --
Annuity benefit payments .......................................           (8,296)       (1,933)            --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................      221,997,706    86,438,332        233,728        3,650,000
                                                                   --------------  ------------    -----------      -----------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      401,521,147   175,314,940        626,439        3,650,000
                                                                   --------------  ------------    -----------      -----------
TOTAL INCREASE IN NET ASSETS ...................................      658,580,724   243,071,940      3,007,631        3,850,750

NET ASSETS:
Beginning of period ............................................      366,840,329   123,768,389      3,850,750               --
                                                                   --------------  ------------    -----------      -----------
End of period ..................................................   $1,025,421,053  $366,840,329    $ 6,858,381      $ 3,850,750
                                                                   --------------  ------------    -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      217,361,127    97,745,282             --               --
Purchase payments ..............................................      109,879,713    63,913,168        349,422               --
Surrenders .....................................................      (15,131,159)   (4,133,151)       (32,064)              --
Transfers - interdivision and from (to) VALIC general account ..      121,450,593    59,835,828        185,196               --
                                                                   --------------  ------------    -----------      -----------
Total units outstanding, end of period .........................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------
Units outstanding, by class:
  Standard units ...............................................      411,119,880   209,221,513        167,387               --
  Enhanced units:
    20 bp reduced ..............................................       20,827,045     8,116,612          5,641               --
    40 bp reduced ..............................................        1,613,349        23,002        329,526               --
                                                                   --------------  ------------    -----------      -----------
Accumulation units end of period ...............................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------
Accumulation value per unit:
  Standard unit ................................................     $ 2.582249     $ 2.428587       2.676995         2.201234
  Enhanced unit:
    20 bp reduced ..............................................       2.608476       2.448443       2.704358               --
    40 bp reduced ..............................................       2.638280       2.471473       2.735261               --


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------

Accumulation value per unit:
  Standard unit ................................................      2.359768      $ 1.685503      $ 1.634943            $ --
  Enhanced unit:
    20 bp reduced ..............................................      2.437771        1.737734        1.639279              --
    40 bp reduced ..............................................      2.527648        1.798208        1.643677              --


SEE NOTES TO FINANCIAL STATEMENTS.

18                            FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS


                                                                    AMERICAN GENERAL INTERNATIONAL    AMERICAN GENERAL LARGE CAP
                                                                       VALUE FUND - DIVISION 34        GROWTH FUND - DIVISION 39
                                                                   -------------------------------   -----------------------------
                                                                      FOR THE     FOR THE PERIOD      FOR THE     FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED   AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                                                         1999            1998           1999            1998
                                                                    ------------  ---------------   ------------  ----------------
OPERATIONS:
Net investment income (loss) .....................................  $     70,476   $        5,760   $    (24,106)   $        2,093
Net realized gain on investments .................................        50,532               --        196,164                --
Capital gains distributions from mutual funds ....................       358,216               --        634,398                --
Net unrealized appreciation (depreciation)
 of investments during the period ................................     2,597,347          547,276      3,810,394           695,540
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets resulting from operations ...............     3,076,571          553,036      4,616,850           697,633
                                                                    ------------   --------------   ------------    --------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................       555,334               --      9,704,453                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ........ ......................       (15,637)              --       (287,336)               --
Annuity benefit payments .........................................            --               --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................       330,143        3,600,000      4,199,650         2,850,000
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets
   resulting from principal transactions .........................       869,840        3,600,000     13,616,767         2,850,000
                                                                    ------------   --------------   ------------    --------------
TOTAL INCREASE IN NET ASSETS .....................................     3,946,411        4,153,036     18,233,617         3,547,633

NET ASSETS:
Beginning of period ..............................................     4,153,036               --      3,547,633                --
                                                                    ------------   --------------   ------------    --------------
End of period ....................................................  $  8,099,447   $    4,153,036   $ 21,781,250    $    3,547,633
                                                                    ------------   --------------   ------------    --------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................            --               --             --                --
Purchase payments ................................................       390,550               --      7,178,778                --
Surrenders .......................................................       (16,250)              --       (231,027)               --
Transfers - interdivision and from (to) VALIC general account ....       212,767               --      3,181,787                --
                                                                    ------------   --------------   ------------    --------------
Total units outstanding, end of period ...........................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------
Units outstanding, by class:
 Standard units ..................................................       337,242               --        519,825                --
 Enhanced units:
  20 bp reduced ..................................................       177,255               --         95,862                --
  40 bp reduced ..................................................        72,570               --      9,513,851                --
                                                                    ------------   --------------   ------------    --------------
Accumulation units end of period .................................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------


                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    ------------   --------------   ------------    --------------
Accumulation value per unit:
 Standard unit ...................................................  $   1.915641   $           --   $   1.667518    $           --
 Enhanced unit:
  20 bp reduced ..................................................      1.920710               --       1.671932                --
  40 bp reduced ..................................................      1.925869               --       1.676417                --







SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                           19

                                                                     AMERICAN GENERAL LARGE CAP     AMERICAN GENERAL MID CAP GROWTH
                                                                      VALUE FUND - DIVISION 40           FUND - DIVISION 37
                                                                   ------------------------------   ------------------------------
                                                                     FOR THE       FOR THE PERIOD     FOR THE        FOR THE PERIOD
                                                                    YEAR ENDED    AUGUST 26, 1998    YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     45,852   $        10,224   $     (3,196)  $            --
Net realized gain on investments ................................        63,723                --         21,955                --
Capital gains distributions from mutual funds ...................       650,214                --        710,827                --
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (552,152)          716,526       (258,735)        1,425,600
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............       207,637           726,750        470,851         1,425,600
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................       554,240                --      1,017,137                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (26,803)               --        (14,137)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       115,335         2,900,000        121,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets
   resulting from principal transactions ........................       642,772         2,900,000      1,124,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS.....................................       850,409         3,626,750      1,595,520         5,475,600

NET ASSETS:
Beginning of period .............................................     3,626,750                --      5,475,600                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  4,477,159   $     3,626,750   $  7,071,120   $     5,475,600
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       439,688                --        801,847                --
Surrenders ......................................................       (29,042)               --        (24,159)               --
Transfers - interdivision and from (to) VALIC general account ...        92,844                --         94,239                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       216,072                --        477,094                --
 Enhanced units:
  20 bp reduced .................................................           221                --          1,244                --
  40 bp reduced .................................................       287,197                --        393,589                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------




                                                                   AMERICAN GENERAL MID CAP VALUE      AMERICAN GENERAL SMALL CAP
                                                                           FUND - DIVISION 38           GROWTH FUND - DIVISION 35
                                                                   ------------------------------   ------------------------------
                                                                       FOR THE    FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                       1999             1998            1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     34,101   $        10,079   $    (10,661)  $            --
Net realized gain on investments ................................       156,954                --        128,821                --
Capital gains distributions from mutual funds ...................     1,894,986           115,562      1,115,791            18,373
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (764,242)          896,569      4,835,156         1,361,100
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............     1,321,799         1,022,210      6,069,107         1,379,473
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     1,350,999                --      2,566,013                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (22,598)               --       (102,973)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       718,756         3,949,999      2,902,335         3,900,000
  Increase in net assets                                           ------------   ---------------   ------------   ---------------
   resulting from principal transactions .........................    2,047,157         3,949,999      5,365,375         3,900,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS......................................    3,368,956         4,972,209     11,434,482         5,279,473

NET ASSETS:
Beginning of period .............................................     4,972,209                --      5,279,473                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  8,341,165   $     4,972,209   $ 16,713,955   $     5,279,473
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       982,289                --      1,718,837                --
Surrenders ......................................................       (28,013)               --        (83,425)               --
Transfers - interdivision and from (to) VALIC general account ...       527,305                --      1,758,419                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       223,437                --        298,665                --
 Enhanced units:
  20 bp reduced .................................................       142,103                --        119,661                --
  40 bp reduced .................................................     1,116,041                --      2,975,505                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------











                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                1999             1998          1999          1998           1999
                             ------------     ------------  ------------  ------------   ------------
Accumulation value per unit:
Standard unit                $   1.302905     $        --   $ 1.423173    $         --   $   1.521699
 Enhanced unit:
  20 bp reduced                  1.306351              --     1.426935              --       1.525696
  40 bp reduced                  1.309860              --     1.430763              --       1.529814


                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,
                                1998             1999          1998
                             ---------------  ------------  ------------
Accumulation value per unit:
 Standard unit               $           --   $   2.272711  $         --
 Enhanced unit:
  20 bp reduced                          --       2.278700            --
  40 bp reduced                          --       2.284815            --

20                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  DREYFUS VARIABLE INVESTMENT FUND-
                                                                    AMERICAN GENERAL SMALL CAP         SMALL CAP PORTFOLIO-
                                                                     VALUE FUND - DIVISION 36               DIVISION 18
                                                                   ----------------------------   ---------------------------------
                                                                     FOR THE    FOR THE PERIOD       FOR THE          FOR THE
                                                                    YEAR ENDED  AUGUST 26, 1998     YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31, TO DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999          1998              1999             1998
                                                                   -----------  ---------------    ------------    -------------
OPERATIONS:
Net investment income (loss) ....................................  $    55,280    $    13,079     $  (7,408,133)   $  (9,100,355)
Net realized gain on investments ................................        6,489             --        63,772,555       19,673,784
Capital gains distributions from mutual funds ...................      145,670         51,644                --       15,549,964
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     (493,258)       585,384        89,787,753      (67,338,458)
                                                                   -----------    -----------     -------------    -------------
     Increase (decrease) in net assets
       resulting from operations ................................     (285,819)       650,107       146,152,175      (41,215,065)
                                                                   -----------    -----------     -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      204,028             --        80,558,331      136,010,701
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (1,545)            --       (48,924,631)     (37,151,392)
Annuity benefit payments ........................................           --             --           (17,577)         (12,769)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       54,906      3,849,999      (200,169,015)    (105,448,868)
                                                                   -----------    -----------     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      257,389      3,849,999      (168,552,892)      (6,602,328)
                                                                   -----------    -----------     -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      (28,430)     4,500,106       (22,400,717)     (47,817,393)

NET ASSETS:
Beginning of period .............................................    4,500,106             --       802,006,915      849,824,308
                                                                   -----------    -----------     -------------    -------------
End of period ...................................................  $ 4,471,676    $ 4,500,106     $ 779,606,198    $ 802,006,915
                                                                   -----------    -----------     -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --             --       474,215,229      479,851,525
Purchase payments ...............................................      206,905             --        45,083,201       78,837,263
Surrenders ......................................................      (12,171)            --       (28,155,056)     (22,827,377)
Transfers - interdivision and from (to) VALIC general account ...       52,250             --      (113,572,602)     (61,646,182)
                                                                   -----------    -----------     -------------    -------------
Total units outstanding, end of period ..........................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      166,013             --       351,855,473      474,215,229
  Enhanced units:
    20 bp reduced ...............................................          232             --         2,046,085               --
    40 bp reduced ...............................................       80,739             --        23,669,214               --
                                                                   -----------    -----------     -------------    -------------
Accumulation units end of period ................................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------


                                                                   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999          1998              1999            1998
                                                                   -----------  ---------------    ------------    -------------
Accumulation value per unit:
  Standard unit ................................................     $1.080558    $        --     $    2.059431    $    1.690786
  Enhanced unit:
    20 bp reduced ..............................................      1.083393             --          2.089527               --
    40 bp reduced ..............................................      1.086316             --          2.128984               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            21


                                                                     EVERGREEN GROWTH AND INCOME       EVERGREEN SMALL CAP VALUE
                                                                          FUND-DIVISION 56                 FUND-DIVISION 55
                                                                   -------------------------------   -----------------------------
                                                                   FOR THE PERIOD       FOR THE     FOR THE PERIOD      FOR THE
                                                                   JANUARY 4, 1999     YEAR ENDED   JANUARY 4, 1999    YEAR ENDED
                                                                   TO DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------  -------------
OPERATIONS:
Net investment income (loss) ....................................  $            (5)  $          --  $            --  $          --
Net realized gain on investments ................................               31              --               --             --
Capital gains distributions from mutual funds ...................                7              --               --             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................              370              --                              --
                                                                   ---------------   -------------  ---------------  -------------
     Increase (decrease) in net assets
       resulting from operations ... ............................              403              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            5,841              --              242             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --               --             --
Annuity benefit payments ........................................               --              --               --             --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            5,841              --              242             --
                                                                   ---------------   -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            6,244              --              242             --

NET ASSETS:
Beginning of period .............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
End of period ...................................................  $         6,244   $          --  $           242  $          --
                                                                   ---------------   -------------  ---------------  -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --               --             --
Purchase payments ...............................................            5,510              --              244             --
Surrenders ......................................................               --              --               --             --
Transfers - interdivision and from (to) VALIC general account ...               (9)             --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Total units outstanding, end of period ..........................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------
Units outstanding, by class:
  Standard units ................................................              175              --              244             --
  Enhanced units:
    20 bp reduced ...............................................            5,326              --               --             --
    40 bp reduced ...............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Accumulation units end of period ................................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------

                                                                           EVERGREEN VALUE               DREYFUS FOUNDERS GROWTH
                                                                          FUND-DIVISION 57                   FUND-DIVISION 30
                                                                   -------------------------------  -------------------------------
                                                                   FOR THE PERIOD      FOR THE          FOR THE         FOR THE
                                                                   JANUARY 4, 1999    YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998             1999             1998
                                                                   ---------------   -------------  ---------------   -------------
OPERATIONS:
Net investment income (loss) ....................................  $             4   $          --  $    (5,884,618)  $  (2,702,478)
Net realized gain on investments ................................               --              --        4,207,339         669,679
Capital gains distributions from mutual funds ...................              262              --      127,949,776      21,151,616
Net unrealized appreciation (depreciation)
  of investments during the period ..............................             (319)             --       95,948,371      42,627,883
                                                                   ---------------   -------------  ---------------   -------------
     Increase (decrease) in net assets
       resulting from operations ................................              (53)             --      222,220,868      61,746,700
                                                                   ---------------   -------------  ---------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            4,435              --      179,626,688     117,393,497
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --      (27,384,768)     (9,478,330)
Annuity benefit payments ........................................               --              --           (2,237)         (1,096)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................                3              --       88,107,501      72,791,918
                                                                   ---------------   -------------  ---------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            4,438              --      240,347,184     180,705,989
                                                                   ---------------   -------------  ---------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            4,385              --      462,568,052     242,452,689

NET ASSETS:
Beginning of period .............................................               --              --      412,920,920     170,468,231
                                                                   ---------------   -------------  ---------------   -------------
End of period ...................................................  $         4,385   $          --  $   875,488,972   $ 412,920,920
                                                                   ---------------   -------------  ---------------   -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --      258,511,009     132,167,162
Purchase payments ...............................................            4,240              --      100,769,102      80,460,723
Surrenders ......................................................               --              --      (14,640,042)     (6,588,832)
Transfers - interdivision and from (to) VALIC general account ...               --              --       52,174,839      52,471,956
                                                                   ---------------   -------------  ---------------   -------------
Total units outstanding, end of period ..........................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------
Units outstanding, by class:
  Standard units ................................................            4,240              --      357,129,398     250,777,959
  Enhanced units:
    20 bp reduced ...............................................               --              --       16,160,159       7,720,189
    40 bp reduced ...............................................               --              --       23,525,351          12,861
                                                                   ---------------   -------------  ---------------   -------------
Accumulation units end of period ................................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         1999             1998           1999             1998
                                                                   ---------------   -------------  ---------------  -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.132919   $          --  $      0.995515  $          --
  Enhanced unit:
    20 bp reduced ...............................................         1.135195              --               --             --
    40 bp reduced ...............................................               --              --               --             --


                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------   -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.034113   $          --  $      2.196620   $    1.595913
  Enhanced unit:
    20 bp reduced ...............................................               --              --         2.252548        1.633282
    40 bp reduced ...............................................               --              --         2.316600        1.676366

22                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         NEUBERGER BERMAN               PUTNAM GLOBAL GROWTH
                                                                    GUARDIAN TRUST-DIVISION 29           FUND - DIVISION 28
                                                                 ----------------------------    ------------------------------
                                                                    FOR THE          FOR THE          FOR THE          FOR THE
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999              1998
                                                                 -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (148,588)   $    (316,186)   $  (2,657,686)   $    (417,807)
Net realized gain (loss) on investments .......................        232,115          447,267        4,532,574          107,190
Capital gains distributions from mutual funds .................     10,764,888        5,112,104       43,772,448        4,089,731
Net unrealized appreciation (depreciation)
  of investments during the period ............................     (6,452,929)      (5,621,588)     131,823,273       21,600,190
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets resulting from
        operations. ...........................................      4,395,486         (378,403)     177,470,609       25,379,304
                                                                 -------------    -------------    -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................     12,562,405       18,727,026       77,466,315       45,226,423
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (3,739,131)      (1,971,281)     (10,501,490)      (3,310,436)
Annuity benefit payments ......................................            (67)            --             (4,995)          (2,617)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................    (15,092,015)      (1,314,316)      89,335,469       36,967,959
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (6,268,808)      15,441,429      156,295,299       78,881,329
                                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................     (1,873,322)      15,063,026      333,765,908      104,260,633

NET ASSETS:
Beginning of period ...........................................     61,369,849       46,306,823      163,095,041       58,834,408
                                                                 -------------    -------------    -------------    -------------
End of period .................................................  $  59,496,527    $  61,369,849    $ 496,860,949    $ 163,095,041
                                                                 =============    =============    =============    =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     46,274,070       35,406,663      107,627,792       49,548,732
Purchase payments .............................................      8,823,454       13,737,161       45,014,503       32,447,084
Surrenders ....................................................     (2,554,943)      (1,683,029)      (5,810,559)      (2,408,897)
Transfers-interdivision and from (to) VALIC general account....    (10,782,486)      (1,186,725)      53,893,181       28,040,873
                                                                 -------------    -------------    -------------    -------------
Total units outstanding, end of period ........................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============
Units outstanding, by class:
  Standard units ..............................................     40,241,067       45,261,146      181,916,991      101,468,260
  Enhanced units:
    20 bp reduced .............................................      1,406,229        1,012,671       11,313,375        6,153,771
    40 bp reduced .............................................        112,799              253        7,494,551            5,761
                                                                 -------------    -------------    -------------    -------------
Accumulation units end of period ..............................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============

                                                                 DECEMBER 31,      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999             1998
                                                                 -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit ...............................................  $    1.422424    $    1.324970    $    2.465895    $    1.512865
  Enhanced unit:
    20 bp reduced .............................................       1.471857         1.368269         2.530785         1.549587
    40 bp reduced .............................................       1.528673         1.418252         2.603644         1.591007

SEE NOTES TO FINANCIAL STATEMENTS.

                            SEPARATE ACCOUNT A                              23

                                                                 PUTNAM NEW OPPORTUNITIES FUND-       PUTNAM OTC & EMERGING GROWTH
                                                                            DIVISION 26                   FUND - DIVISION 27
                                                                 -------------------------------     ------------------------------
                                                                    FOR THE           FOR THE          FOR THE         FOR THE
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                      1999             1998              1999           1998
                                                                 --------------    -------------     ------------   -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (5,793,432) $    (2,691,328) $   (1,934,231)  $   3,286,141
Net realized gain (loss) on investments .......................        5,405,004          872,455       9,704,876        (332,944)
Capital gains distributions from mutual funds .................       73,606,083       12,546,729      20,649,440              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................      313,953,044       53,605,222     182,753,857       9,278,020
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      387,170,699       64,333,078     211,173,942      12,231,217
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      156,130,519      108,017,017      40,430,971      36,165,527
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................      (25,813,365)      (8,784,234)     (8,888,544)     (4,499,407)
Annuity benefit payments ......................................             (896)            (575)         (2,730)         (2,072)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................       86,572,168       84,011,090      46,636,113         960,600
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................      216,888,426      183,243,298      78,175,810      32,624,648
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      604,059,125      247,576,376     289,349,752      44,855,865

NET ASSETS:
Beginning of period ...........................................      412,412,954      164,836,578     142,311,995      97,456,130
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $ 1,016,472,079  $   412,412,954  $  431,661,747   $ 142,311,995
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................      291,260,021      143,395,066     132,559,704      99,785,041
Purchase payments .............................................       96,163,717       85,839,361      28,703,809      36,257,228
Surrenders ....................................................      (15,044,221)      (6,337,162)     (6,296,909)     (4,704,400)
Transfers-interdivision and from (to) VALIC general account ...       54,303,091       68,362,756      23,934,549       1,221,835
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................      386,064,440      280,523,297     170,725,977     129,463,792
  Enhanced units:
    20 bp reduced .............................................       19,231,737       10,725,927       6,570,152       3,092,839
    40 bp reduced .............................................       21,386,431           10,797       1,605,024           3,073
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============

                                                                        SCUDDER GROWTH AND              T. ROWE PRICE SMALL-CAP
                                                                     INCOME FUND - DIVISION 21          STOCK FUND - DIVISION 51
                                                                 -------------------------------     -------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED    OCTOBER 22, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      1999             1998              1999             1998
                                                                 --------------    -------------     ------------   ----------------
OPERATIONS:
Net investment income (loss) ..................................  $    2,202,593   $    2,680,972   $      (20,554)  $          --
Net realized gain (loss) on investments .......................       3,895,314        1,067,960           40,991              --
Capital gains distributions from mutual funds .................       6,380,872       17,737,903          320,107              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................        (283,526)     (15,926,329)       1,008,645              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      12,195,253        5,560,506        1,349,189              --
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      54,245,118       79,800,185        5,952,689             139
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (13,753,656)      (7,670,739)        (196,858)             --
Annuity benefit payments ......................................          (4,562)          (3,718)              --              --
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................     (53,742,268)      34,897,873        1,652,855              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (13,255,368)     107,023,601        7,408,686             139
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      (1,060,115)     112,584,107        8,757,875             139
                                                                 ===============  ===============  ==============   =============
NET ASSETS:
Beginning of period ...........................................     247,968,508      135,384,401              139              --
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $  246,908,393   $  247,968,508   $    8,758,014   $         139
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     164,312,979       94,225,984              122              --
Purchase payments .............................................      34,048,172       51,892,138        5,428,689             122
Surrenders ....................................................      (8,263,310)      (5,008,156)        (169,605)             --
Transfers-interdivision and from (to) VALIC general account ...     (34,611,633)      23,203,013        1,484,376              --
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................     146,888,390      159,815,811          821,977             122
  Enhanced units:
   20 bp reduced ..............................................       6,367,461        4,494,004          249,245              --
   40 bp reduced ..............................................       2,230,357            3,164        5,672,360              --
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============


                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $      2.376261  $      1.415175  $     2.408872   $    1.072660
  Enhanced unit:
    20 bp reduced .............................................         2.414279         1.434946        2.471391        1.098295
    40 bp reduced .............................................         2.459834         1.459115        2.542500        1.127653



                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $     1.584519   $     1.507724   $     1.293095   $    1.141049
  Enhanced unit:
    20 bp reduced .............................................        1.623952         1.542160         1.296356              --
    40 bp reduced .............................................        1.670148         1.582856         1.299637              --

24                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL
                                                                          FUND - DIVISION 32                FUND - DIVISION 20
                                                                   ------------------------------    ------------------------------
                                                                     FOR THE          FOR THE          FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999             1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ...........................................  $   7,554,809    $   3,763,468    $  11,247,994    $   7,944,373
Net realized gain (loss) on investments .........................     (2,951,879)      (1,076,896)      48,058,679       52,533,310
Capital gains distributions from mutual funds ...................      2,706,922       17,280,633       71,597,060       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     80,764,072      (34,315,820)      22,890,344      (37,039,574)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from
      operations ................................................     88,073,924      (14,348,615)     153,794,077       55,341,948
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     56,633,360       72,575,285       86,045,632      114,632,129
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (13,184,454)      (7,939,318)     (46,576,624)     (35,093,007)
Annuity benefit payments ........................................         (2,321)          (1,991)         (11,559)          (9,179)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (11,673,466)     (12,669,089)    (143,595,363)     (95,114,875)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................     31,773,119       51,964,887     (104,137,914)     (15,584,932)
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................    119,847,043       37,616,272       49,656,163       39,757,016

NET ASSETS:
Beginning of period .............................................    218,468,273      180,852,001      769,496,203      729,739,187
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 338,315,316    $ 218,468,273    $ 819,152,366    $ 769,496,203
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    204,065,916      159,201,107      452,419,089      463,174,350
Purchase payments ...............................................     44,888,381       63,265,244       46,775,532       65,837,726
Surrenders ......................................................     (9,883,393)      (7,600,467)     (25,556,432)     (21,321,029)
Transfers - interdivision and from (to) VALIC general account ...    (10,739,081)     (10,799,968)     (79,846,982)     (55,271,958)
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    219,168,378      198,626,024      372,176,780      452,419,089
  Enhanced units:
    20 bp reduced ...............................................      8,660,425        5,437,288        2,084,490               --
    40 bp reduced ...............................................        503,020            2,604       19,529,937               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------

                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999            1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit .................................................  $    1.479830    $    1.069704    $    2.076148    $    1.700398
  Enhanced unit:
    20 bp reduced ...............................................       1.517785         1.094954         2.105759               --
    40 bp reduced ...............................................       1.560956         1.123840         2.138370               --


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             25



                                                                         VANGUARD WINDSOR II            AMERICAN GENERAL BALANCED
                                                                          FUND - DIVISION 24                FUND - DIVISION 42
                                                                   ------------------------------    -------------------------------
                                                                      FOR THE          FOR THE          FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
                                                                       1999              1998            1999              1998
                                                                   -------------    -------------    -------------   ---------------
OPERATIONS:
Net investment income ...........................................  $   8,388,243    $   5,622,515    $     188,495    $      29,084
Net realized gain (loss) on investments .........................      6,166,843        1,366,076           30,618               --
Capital gains distributions from mutual funds ...................     67,184,211       51,898,120          432,947           34,051
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (144,035,946)         278,987          350,211          805,536
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations..    (62,296,649)      59,165,698        1,002,271          868,671
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    213,954,582      172,075,011        1,574,236               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (40,354,240)     (18,029,126)         (60,039)              --
Annuity benefit payments ........................................         (9,743)          (6,802)              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (29,853,674)     162,813,002        1,582,048        5,000,000
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................    143,736,925      316,852,085        3,096,245        5,000,000
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................     81,440,276      376,017,783        4,098,516        5,868,671


NET ASSETS:
Beginning of period .............................................    651,414,982      275,397,199        5,868,671               --
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 732,855,258    $ 651,414,982    $   9,967,187    $   5,868,671
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    386,567,704      187,929,868               --               --
Purchase payments ...............................................    122,755,122      105,145,249        1,250,285               --
Surrenders ......................................................    (22,363,367)     (10,145,505)         (58,555)              --
Transfers - interdivision and from (to) VALIC general account ...    (20,680,140)     103,638,092        1,277,373               --
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    426,529,299      372,737,595          461,870               --
  Enhanced units:
    20 bp reduced ...............................................     20,846,053       13,800,156           38,339               --
    40 bp reduced ...............................................     18,903,967           29,953        1,968,894               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------   ---------------

                                                                          VANGUARD WELLINGTON
                                                                            FUND-DIVISION 25
                                                                    ------------------------------
                                                                       FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         1999            1998
                                                                    -------------    -------------
OPERATIONS:
Net investment income ...........................................    $  14,109,155    $   8,146,899
Net realized gain (loss) on investments .........................        1,861,183          453,710
Capital gains distributions from mutual funds ...................       28,847,888       30,281,535
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      (30,879,706)     (13,016,167)
                                                                     -------------    -------------
    Increase (decrease) in net assets resulting from ............       13,938,520       25,865,977
                                                                     -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      149,843,118      128,896,516
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (29,503,291)     (11,075,983)
Annuity benefit payments ........................................           (4,939)          (1,770)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       29,260,803      106,781,378
                                                                     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      149,595,691      224,600,141
                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................      163,534,211      250,466,118


NET ASSETS:
Beginning of period .............................................      406,510,665      156,044,547
                                                                     -------------    -------------
End of period ...................................................    $ 570,044,876    $ 406,510,665
                                                                     -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      273,485,784      116,429,781
Purchase payments ...............................................       96,236,923       87,356,196
Surrenders ......................................................      (18,147,782)      (6,659,976)
Transfers - interdivision and from (to) VALIC general account ...       19,135,718       76,359,783
                                                                     -------------    -------------
Total units outstanding, end of period ..........................      370,710,643      273,485,784
                                                                     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      328,701,408      253,840,498
  Enhanced units:
    20 bp reduced ...............................................       28,195,817       19,636,072
    40 bp reduced ...............................................       13,813,418            9,214
                                                                     -------------    -------------
Accumulation units end of period ................................      370,710,643      273,485,784
                                                                     -------------    -------------


                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999              1998             1999            1998
                                                                   -------------    -------------    -------------   ---------------
Accumulation value per unit:
  Standard unit .................................................  $    1.566008    $    1.683226    $    1.323103   $            --
  Enhanced unit:
    20 bp reduced ...............................................       1.606241         1.723020         1.326598                --
    40 bp reduced ...............................................       1.653581         1.770257         1.330160                --


                                                                      DECEMBER 31,      DECEMBER 31,
                                                                          1999              1998
                                                                      -------------    -------------
Accumulation value per unit:
  Standard unit .................................................     $    1.528992    $    1.482836
  Enhanced unit:
    20 bp reduced ...............................................          1.580569         1.529797
    40 bp reduced ...............................................          1.641601         1.585688

26                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS                                                    AGSPC CAPITAL CONSERVATION FUND -
                                                                      --------------------------------------------------------
                                                                              DIVISION 1                    DIVISION 7
                                                                      ---------------------------  ---------------------------
                                                                         FOR THE        FOR THE       FOR THE        FOR THE
                                                                        YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998          1999            1998
                                                                      ------------   ------------  -------------   -------------
OPERATIONS:
Net investment income ..............................................  $   314,033    $   338,175    $ 3,026,245    $ 3,124,808
Net realized gain (loss) on investments ............................      (76,164)        12,194          8,827        413,199
Capital gains distributions from mutual funds ......................           --             --             --             --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (326,155)        35,832     (3,853,099)       (35,856)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets resulting from operations ....      (88,286)       386,201       (818,027)     3,502,151
                                                                      -----------    -----------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................       28,773        146,532      5,665,099      7,027,648
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (602,665)      (562,370)    (5,161,343)    (3,833,561)
Annuity benefit payments ...........................................         (539)          (455)            --             --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................     (433,773)       (97,641)    (8,133,261)    (2,143,426)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets
      resulting from principal transactions ........................   (1,008,204)      (513,934)    (7,629,505)     1,050,661
                                                                      -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................   (1,096,490)      (127,733)    (8,447,532)     4,552,812

NET ASSETS:
Beginning of period ................................................    6,299,793      6,427,526     59,971,540     55,418,728
                                                                      -----------    -----------    -----------    -----------
End of period ......................................................  $ 5,203,303    $ 6,299,793    $51,524,008    $59,971,540
                                                                      -----------    -----------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................    1,689,443      1,831,961     28,751,662     28,242,598
Purchase payments ..................................................        7,625         40,472      2,709,678      3,402,874
Surrenders .........................................................     (163,729)      (155,629)    (2,465,503)    (1,879,505)
Transfers - interdivision and from (to) VALIC general account ......     (117,926)       (27,361)    (3,955,874)    (1,014,305)
                                                                      -----------    -----------    -----------    -----------
Total units outstanding, end of period .............................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------
Units outstanding, by class:
  Standard units ...................................................    1,415,413      1,689,443     24,749,727     28,751,662
  Enhanced units:
    20 bp reduced ..................................................           --             --         95,480             --
    40 bp reduced ..................................................           --             --        194,756             --
                                                                      -----------    -----------    -----------    -----------
Accumulation units end of period ...................................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------

                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999            1998           1999           1998
                                                                      ------------   ------------  -------------   -------------
Accumulation value per unit:
  Standard unit ....................................................    $3.673180      $3.726168      $2.056559      $2.085846
  Enhanced unit:
    20 bp reduced ..................................................           --             --       2.112183             --
    40 bp reduced ..................................................           --             --       2.172271             --


SEE NOTES TO FINANCIAL STATEMENTS.

                              SEPARATE ACCOUNT A                             27


STATEMENTS OF CHANGES IN NET ASSETS
                                                                         AGSPC GOVERNMENT SECURITIES
                                                                              FUND - DIVISION 8
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999             1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   4,586,896    $   4,468,159
Net realized gain (loss) on investments ............................        661,487        1,352,903
Capital gains distributions from mutual funds ......................             --               --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (9,319,026)       1,437,930
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....     (4,070,643)       7,258,992
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     11,734,225       12,902,909
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,010,978)      (5,395,424)
Annuity benefit payments ...........................................             --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (18,810,222)      10,528,632
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (16,086,975)      18,036,117
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (20,157,618)      25,295,109

NET ASSETS:
Beginning of period ................................................    113,462,397       88,167,288
                                                                      -------------    -------------
End of period ......................................................  $  93,304,779    $ 113,462,397
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     53,729,671       45,034,894
Purchase payments ..................................................      5,561,118        6,558,071
Surrenders .........................................................     (4,281,237)      (2,679,928)
Transfers - interdivision and from (to) VALIC general account ......     (9,134,505)       4,816,634
                                                                      -------------    -------------
Total units outstanding, end of period .............................     45,875,047       53,729,671
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     45,292,728       53,729,671
  Enhanced units:
    20 bp reduced ..................................................        243,537               --
    40 bp reduced ..................................................        338,782               --
                                                                      -------------    -------------
Accumulation units end of period ...................................     45,875,047       53,729,671
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS                                        AGSPC INTERNATIONAL
                                                                             GOVERNMENT BOND
                                                                            FUND - DIVISION 13
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999            1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   3,776,325    $   1,997,004
Net realized gain (loss) on investments ............................      1,059,581       (1,068,211)
Capital gains distributions from mutual funds ......................        103,421          872,765
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (16,515,559)      21,926,900
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....    (11,576,232)      23,728,458
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     21,815,358       25,413,792
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,363,283)      (7,785,118)
Annuity benefit payments ...........................................         (3,034)          (2,691)
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (22,744,405)     (38,345,989)
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (10,295,364)     (20,720,006)
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (21,871,596)       3,008,452

NET ASSETS:
Beginning of period ................................................    169,208,209      166,199,757
                                                                      -------------    -------------
End of period ......................................................  $ 147,336,613    $ 169,208,209
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     97,883,538      111,480,591
Purchase payments ..................................................     13,082,135       16,433,799
Surrenders .........................................................     (5,520,000)      (5,105,973)
Transfers - interdivision and from (to) VALIC general account ......    (13,941,554)     (24,924,879)
                                                                      -------------    -------------
Total units outstanding, end of period .............................     91,504,119       97,883,538
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     90,136,603       97,473,851
  Enhanced units:
    20 bp reduced ..................................................      1,058,856          408,156
    40 bp reduced ..................................................        308,660            1,531
                                                                      -------------    -------------
Accumulation units end of period ...................................     91,504,119       97,883,538
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                           AMERICAN GENERAL CORE BOND
                                                                               FUND - DIVISION 58
                                                                       -------------------------------
                                                                         FOR THE        FOR THE PERIOD
                                                                        YEAR ENDED      AUGUST 26, 1998
                                                                       DECEMBER 31,     TO DECEMBER 31,
                                                                          1999              1998
                                                                       -------------    -------------
OPERATIONS:
Net investment income ..............................................   $     320,982    $      50,247
Net realized gain (loss) on investments ............................            (446)              --
Capital gains distributions from mutual funds ......................              --           16,291
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (380,782)          95,397
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (60,246)         161,935
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          64,222               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................              (8)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................           2,477        5,000,001
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................          66,691        5,000,001
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................           6,445        5,161,936

NET ASSETS:
Beginning of period ................................................       5,161,936               --
                                                                       -------------    -------------
End of period ......................................................   $   5,168,381    $   5,161,936
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................          62,747               --
Surrenders .........................................................              (8)              --
Transfers - interdivision and from (to) VALIC general account ......           2,310               --
                                                                       -------------    -------------
Total units outstanding, end of period .............................          65,049               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................          54,349               --
  Enhanced units:
    20 bp reduced ..................................................          10,700               --
    40 bp reduced ..................................................              --               --
                                                                       -------------    -------------
Accumulation units end of period ...................................          65,049               --
                                                                       -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                       AMERICAN GENERAL DOMESTIC BOND
                                                                             FUND - DIVISION 43
                                                                       ------------------------------
                                                                          FOR THE     FOR THE PERIOD
                                                                        YEAR ENDED    AUGUST 26, 1998
                                                                        DECEMBER 31,  TO DECEMBER 31,
                                                                           1999             1998
                                                                       -------------  ---------------
OPERATIONS:
Net investment income ..............................................   $      98,906    $      14,978
Net realized gain (loss) on investments ............................          (7,296)              --
Capital gains distributions from mutual funds ......................              36           15,898
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (139,402)          28,692
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (47,756)          59,568
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................         623,941               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          (1,682)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................         (51,023)       1,250,000
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................         571,236        1,250,000
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................         523,480        1,309,568

NET ASSETS:
Beginning of period ................................................       1,309,568               --
                                                                       -------------    -------------
End of period ......................................................   $   1,833,048    $   1,309,568
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................         637,229               --
Surrenders .........................................................         (29,632)              --
Transfers - interdivision and from (to) VALIC general account ......         (48,322)              --
                                                                       -------------    -------------
Total units outstanding, end of period .............................         559,275               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................         188,580               --
  Enhanced units:
    20 bp reduced ..................................................              --               --
    40 bp reduced ..................................................         370,695               --
                                                                       -------------    -------------
Accumulation units end of period ...................................         559,275               --
                                                                       -------------    -------------




                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 2.032753     $ 2.111727     $ 1.609098     $ 1.728006
  Enhanced unit:
    20 bp reduced .................       2.087744             --       1.634588       1.751922
    40 bp reduced .................       2.147126             --       1.661837       1.777571



                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 1.009692     $       --     $ 1.004631     $       --
  Enhanced unit:
    20 bp reduced .................       1.012353             --             --             --
    40 bp reduced .................             --             --       1.009996             --


SEE NOTES TO FINANCIAL STATEMENTS.

28                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            AMERICAN GENERAL
                                                                            HIGH YIELD BOND         AMERICAN GENERAL STRATEGIC BOND
                                                                           FUND - DIVISION 60               FUND - DIVISION 59
                                                                     ----------------------------     ----------------------------
                                                                       FOR THE      FOR THE PERIOD     FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED     AUGUST 26, 1998   YEAR ENDED     AUGUST 26, 1998
                                                                     DECEMBER 31,   TO DECEMBER 31,  DECEMBER 31,    TO DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
OPERATIONS:
Net investment income (loss) ....................................... $   491,161      $    92,262     $   414,198      $    69,000
Net realized gain (loss) on investments ............................        (357)              --               7               --
Capital gains distributions from mutual funds ......................          --               --              --           11,064
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (333,976)         189,911        (211,104)         185,469
                                                                     -----------      -----------     -----------      -----------
     Increase (decrease) in net assets resulting from operations ...     156,828          282,173         203,101          265,533
                                                                     -----------      -----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     173,814               --          33,916               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................      (1,458)              --            (134)              --
Annuity benefit payments ...........................................          --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ...........................................     (24,004)       5,000,000           4,091        4,999,999
                                                                     -----------      -----------     -----------      -----------
     Increase in net assets
       resulting from principal transactions .......................     148,352        5,000,000          37,873        4,999,999
                                                                     -----------      -----------     -----------      -----------
TOTAL INCREASE IN NET ASSETS .......................................     305,180        5,282,173         240,974        5,265,532

NET ASSETS:
Beginning of period ................................................   5,282,173               --       5,265,532               --
                                                                     -----------      -----------     -----------      -----------
End of period ...................................................... $ 5,587,353      $ 5,282,173     $ 5,506,506      $ 5,265,532
                                                                     -----------      -----------     -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................          --               --              --               --
Purchase payments ..................................................     163,306               --          31,684               --
Surrenders .........................................................      (1,372)              --            (125)              --
Transfers - interdivision and from (to) VALIC general account ......     (22,704)              --           3,831               --
                                                                     -----------      -----------     -----------      -----------
Total units outstanding, end of period .............................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------
Units outstanding, by class:
   Standard units ..................................................     136,423               --           2,324               --
   Enhanced units:
     20 bp reduced .................................................       2,397               --              --               --
     40 bp reduced .................................................         410               --          33,066               --
                                                                     -----------      -----------     -----------      -----------
Accumulation units end of period ...................................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
Accumulation value per unit:
   Standard unit ................................................... $  1.075994      $        --     $  1.081981      $        --
   Enhanced unit:
     20 bp reduced
     40 bp reduced .................................................    1.078842               --              --               --
                                                                        1.081775               --        1.087771               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            29


                                                                VANGUARD LONG-TERM                     VANGUARD LONG-TERM
                                                           CORPORATE FUND - DIVISION 22           TREASURY FUND - DIVISION 23
                                                        ----------------------------------    ----------------------------------
                                                            FOR THE            FOR THE            FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $     3,751,628    $     2,052,614    $     7,007,754    $     2,857,159
Net realized gain (loss) on investments ..............         (398,632)           136,212           (687,054)         1,195,397
Capital gains distributions from mutual funds ........          410,483          1,044,043          1,589,174                 --
Net unrealized appreciation (depreciation)
  of investments during the period ...................       (8,721,370)           (64,200)       (21,800,390)         2,611,560
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................       (4,957,891)         3,168,669        (13,890,516)         6,664,116
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................       20,898,993         18,953,737         46,110,281         30,970,739
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................       (3,914,976)        (1,608,861)        (8,715,834)        (2,748,295)
Annuity benefit payments .............................           (2,439)                --               (761)              (813)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................       (3,549,583)        19,011,058           (436,765)        60,728,245
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........       13,431,995         36,355,934         36,956,921         88,949,876
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................        8,474,104         39,524,603         23,066,405         95,613,992

NET ASSETS:
Beginning of period ..................................       59,964,652         20,440,049        119,252,206         23,638,214
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $    68,438,756    $    59,964,652    $   142,318,611    $   119,252,206
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............       47,072,573         17,371,407         90,363,929         20,041,920
Purchase payments ....................................       16,695,613         15,098,601         35,729,706         23,916,542
Surrenders ...........................................       (3,079,946)        (1,333,865)        (6,580,094)        (1,937,227)
Transfers - interdivision and from (to) VALIC
   general account ...................................       (3,137,264)        15,936,430           (365,799)        48,342,694
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................       49,616,245         44,122,646        110,102,115         86,673,300
   Enhanced units:
     20 bp reduced ...................................        4,060,325          2,949,044          7,578,682          3,682,809
     40 bp reduced ...................................        3,874,406                883          1,466,945              7,820
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------



                                                            AGSPC SCIENCE & TECHNOLOGY             AGSPC SOCIAL AWARENESS
                                                                FUND - DIVISION 17                    FUND - DIVISION 12
                                                        ----------------------------------    ----------------------------------
                                                           FOR THE           FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                            1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $   (19,907,095)   $   (10,381,062)   $    (1,053,214)   $       190,273
Net realized gain (loss) on investments ..............       30,613,817         34,745,563          8,179,859          2,220,138
Capital gains distributions from mutual funds ........      328,749,980        113,616,462         22,439,556         37,003,617
Net unrealized appreciation (depreciation)
  of investments during the period ...................    1,226,217,782        250,423,659         57,407,741         38,477,902
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................    1,565,674,484        388,404,622         86,973,942         77,891,930
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................      279,006,916        195,575,628         94,842,943         72,710,322
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................      (99,642,197)       (44,292,549)       (25,298,865)       (13,355,087)
Annuity benefit payments .............................          (48,492)           (17,543)           (24,585)            (9,481)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................      309,209,056        (92,089,284)        27,286,374         54,323,803
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........      488,525,283         59,176,252         96,805,867        113,669,557
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................    2,054,199,767        447,580,874        183,779,809        191,561,487

NET ASSETS:
Beginning of period ..................................    1,357,242,328        909,661,454        435,141,459        243,579,972
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $ 3,411,442,095    $ 1,357,242,328    $   618,921,268    $   435,141,459
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............      421,835,835        397,842,959        115,602,816         81,577,104
Purchase payments ....................................       64,052,931         77,332,989         23,030,880         21,359,028
Surrenders ...........................................      (22,853,729)       (17,946,718)        (5,886,018)        (3,889,138)
Transfers - interdivision and from (to) VALIC
   general account ...................................       69,695,056        (35,393,395)         7,138,854         16,555,822
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................      517,699,561        418,601,069        136,226,993        114,382,494
   Enhanced units:
     20 bp reduced ...................................       11,744,052          3,228,389          3,028,346          1,218,871
     40 bp reduced ...................................        3,286,480              6,377            631,193              1,451
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------
Accumulation value per unit:                                         $   1.179657  $   1.271278   $   1.191635   $   1.318263
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       1.220562      1.312731       1.222216       1.349397
     40 bp reduced .................................................     1.267698      1.360696       1.256142       1.384079



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------

Accumulation value per unit:                                         $   6.398997  $   3.216190   $   4.419383   $   3.762308
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       6.462689      3.241847       4.502622       3.825649
     40 bp reduced .................................................     6.536543      3.272354       4.596034       3.897214

30                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                                 AGSPC
                                                                     AMERICAN GENERAL SOCIALLY             MONEY MARKET FUND -
                                                                   RESPONSIBLE FUND - DIVISION 41              DIVISION 2
                                                                   ------------------------------    -----------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE          FOR THE
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
OPERATIONS:
Net investment income ............................................. $     79,807     $     23,760    $    162,374     $    184,017
Net realized gain on investments ..................................       64,508               --              --               --
Capital gains distributions from mutual funds .....................      391,925          285,733              --               --
Net unrealized appreciation (depreciation)
  of investments during the period ................................    1,103,235        1,099,673              --               --
                                                                    ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations .............    1,639,475        1,409,166         162,374          184,017
                                                                    ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    2,903,630               --         139,686           90,884
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................      (20,548)              --        (275,980)        (292,611)
Annuity benefit payments ..........................................           --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ..........................................    1,306,362        5,000,000         (44,481)        (364,560)
                                                                    ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
         resulting from principal transactions ....................    4,189,444        5,000,000        (180,775)        (566,287)
                                                                    ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    5,828,919        6,409,166         (18,401)        (382,270)

NET ASSETS:
Beginning of period ...............................................    6,409,166               --       4,197,487        4,579,757
                                                                    ------------     ------------    ------------     ------------
End of period ..................................................... $ 12,238,085     $  6,409,166    $  4,179,086     $  4,197,487
                                                                    ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ............................           --               --       1,700,333        1,931,439
Purchase payments .................................................    2,155,410               --          56,091           37,542
Surrenders ........................................................      (35,215)              --        (110,243)        (120,614)
Transfers - interdivision and from (to) VALIC general account .....      983,523               --         (13,712)        (148,034)
                                                                    ------------     ------------    ------------     ------------
Total units outstanding, end of period ............................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units .................................................      282,396               --       1,632,469        1,700,333
   Enhanced units:
     20 bp reduced ................................................      106,148               --              --               --
     40 bp reduced ................................................    2,715,174               --              --               --
                                                                    ------------     ------------    ------------     ------------
Accumulation units end of period ..................................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------





                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
Accumulation value per unit:
   Standard unit .................................................. $   1.497374     $         --    $   2.559979     $   2.468627
   Enhanced unit:
     20 bp reduced ................................................     1.501310               --              --               --
     40 bp reduced ................................................     1.505354               --              --               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            31


                                                                           AGSPC
                                                                      MONEY MARKET FUND -             AMERICAN GENERAL MONEY MARKET
                                                                          DIVISION 6                      FUND - DIVISION 44
                                                                --------------------------------    --------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    TO DECEMBER 31,
                                                                      1999             1998             1999             1998
                                                                  -------------    -------------    -------------    -------------

OPERATIONS:
Net investment income ..........................................  $  13,158,073    $   7,849,963      $   385,966    $      82,478
Net realized gain on investments ...............................             --               --               --               --
Capital gains distributions from mutual funds ..................             --               --               --               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................
                                                                  -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........     13,158,073        7,849,963          385,966           82,478
                                                                  -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................    119,148,566       87,624,322        6,681,738               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................    (66,195,806)     (33,439,890)        (641,200)              --
Annuity benefit payments .......................................         (1,607)          (1,603)              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account .......................................    122,595,014       63,714,230           73,281        5,000,000
                                                                  -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
         resulting from principal transactions .................    175,546,167      117,897,059        6,113,819        5,000,000
                                                                  -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................    188,704,240      125,747,022        6,499,785        5,082,478

NET ASSETS:
Beginning of period ............................................    266,651,604      140,904,582        5,082,478               --
                                                                  -------------    -------------    -------------    -------------
End of period ..................................................  $ 455,355,844    $ 266,651,604    $  11,582,263    $   5,082,478
                                                                  -------------    -------------    -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................    152,873,642       84,182,521               --               --
Purchase payments ..............................................     77,648,415       56,361,872        6,540,439               --
Surrenders .....................................................    (47,665,211)     (17,562,213)        (663,577)              --
Transfers - interdivision and from (to) VALIC general account ..     68,384,107       29,891,462           57,361               --
                                                                  -------------    -------------    -------------    -------------
Total units outstanding, end of period .........................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------
Units outstanding, by class:
   Standard units ..............................................    233,940,123      147,547,688        4,089,393               --
   Enhanced units:
     20 bp reduced .............................................      9,613,663        5,325,479        1,844,830               --
     40 bp reduced .............................................      7,687,167              475               --               --
                                                                  -------------    -------------    -------------    -------------
Accumulation units end of period ...............................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------



                                                                        AMERICAN GENERAL
                                                                  CONSERVATIVE GROWTH LIFESTYLE    AMERICAN GENERAL GROWTH LIFESTYLE
                                                                      FUND - DIVISION 50                   FUND - DIVISION 48
                                                                 -------------------------------   --------------------------------
                                                                    FOR THE       FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                  YEAR ENDED      AUGUST 26, 1998    YEAR ENDED      AUGUST 26, 1998
                                                                  DECEMBER 31,    TO DECEMBER 31,    DECEMBER 31,    TO DECEMBER 31,
                                                                     1999              1998             1999               1998
                                                                 -------------     -------------    -------------     -------------
OPERATIONS:
Net investment income ...........................................$     602,341     $      27,772    $     743,981     $      11,226
Net realized gain on investments ................................      895,570                --           63,773                --
Capital gains distributions from mutual funds ...................    1,025,645                --          323,571                --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (1,418,604)          800,941        1,217,409           970,379
                                                                 -------------     -------------    -------------     -------------
     Increase in net assets resulting from operations ...........    1,104,952           828,713        2,348,734           981,605
                                                                 -------------     -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    1,836,447                --        2,368,603                --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (50,904)               --          (49,197)               --
Annuity benefit payments ........................................           --                --               --                --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................         (326)        5,000,000              934         5,000,000
                                                                 -------------     -------------    -------------     -------------
     Increase (decrease) in net assets
         resulting from principal transactions ..................    1,785,217         5,000,000        2,320,340         5,000,000
                                                                 -------------     -------------    -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    2,890,169         5,828,713        4,669,074         5,981,605

NET ASSETS:
Beginning of period .............................................    5,828,713                --        5,981,605                --
                                                                 -------------     -------------    -------------     -------------
End of period ...................................................$   8,718,882     $   5,828,713    $  10,650,679     $   5,981,605
                                                                 -------------     -------------    -------------     -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --                --               --                --
Purchase payments ...............................................    1,654,793                --        1,895,721                --
Surrenders ......................................................      (41,867)               --          (36,221)               --
Transfers - interdivision and from (to) VALIC general account ...       (2,450)               --              604                --
                                                                 -------------     -------------    -------------     -------------
Total units outstanding, end of period ..........................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------
Units outstanding, by class:
   Standard units ...............................................      203,221                --          139,443                --
   Enhanced units:
     20 bp reduced ..............................................      246,969                --           46,149                --
     40 bp reduced ..............................................    1,160,286                --        1,674,512                --
                                                                 -------------     -------------    -------------     -------------
Accumulation units end of period ................................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------



                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      TO DECEMBER 31,
                                                        1999               1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.807351      $    1.742617      $    1.053624      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.856681           1.786658           1.056406                --
     40 bp reduced ...............................       1.909470           1.833793                 --                --


                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                         1999              1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.306897      $          --      $    1.538200      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.310337                 --           1.542278                --
     40 bp reduced ...............................       1.313858                 --           1.546416                --

32                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        AMERICAN GENERAL                  VANGUARD LIFESTRATEGY
                                                                    MODERATE GROWTH LIFESTYLE           CONSERVATIVE GROWTH FUND -
                                                                        FUND - DIVISION 49                    DIVISION 54
                                                                   -----------------------------    --------------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED  SEPTEMBER 22, 1998
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ------------    ---------------  ------------  ------------------
OPERATIONS:
Net investment income ...........................................  $    920,304     $     19,912    $    132,404     $         --
Net realized gain (loss) on investments .........................        83,407               --            (924)              --
Capital gains distributions from mutual funds ...................       389,591               --          35,147               --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................       497,038          925,696          68,926               --
                                                                   ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations ...........     1,890,340          945,608         235,553               --
                                                                   ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     4,916,637               --       3,578,560               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (119,332)              --        (181,467)              --
Annuity benefit payments ........................................            --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       (63,592)       5,000,000       1,692,135               --
                                                                   ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     4,733,713        5,000,000       5,089,228               --
                                                                   ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     6,624,053        5,945,608       5,324,781               --

NET ASSETS:
Beginning of period .............................................     5,945,608               --              --               --
                                                                   ------------     ------------    ------------     ------------
End of period ...................................................  $ 12,569,661     $  5,945,608    $  5,324,781     $         --
                                                                   ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --               --              --               --
Purchase payments ...............................................     4,077,444               --       3,221,062               --
Surrenders ......................................................      (102,891)              --        (162,437)              --
Transfers - interdivision and from (to) VALIC general account ...       (54,577)              --       1,536,786               --
                                                                   ------------     ------------    ------------     ------------
Total units outstanding, end of period ..........................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units ...............................................       215,575               --         554,101               --
   Enhanced units:
     20 bp reduced ..............................................       213,355               --         375,819               --
     40 bp reduced ..............................................     3,491,046               --       3,665,491               --
                                                                   ------------     ------------    ------------     ------------
Accumulation units end of period ................................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                   ------------     ------------    ------------     ------------

Accumulation value per unit:
   Standard unit ................................................  $   1.397661     $         --    $   1.153827     $         --
   Enhanced unit:
     20 bp reduced ..............................................      1.401340               --        1.156739               --
     40 bp reduced ..............................................      1.405109               --        1.159659               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            33

                                                                        VANGUARD LIFESTRATEGY             VANGUARD LIFESTRATEGY
                                                                            GROWTH FUND -                 MODERATE GROWTH FUND -
                                                                             DIVISION 52                       DIVISION 53
                                                                   -------------------------------- --------------------------------
                                                                     FOR THE      FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED   SEPTEMBER 22, 1998  YEAR ENDED   SEPTEMBER 22, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,
                                                                      1999             1998              1999            1998
                                                                   ------------- ------------------ ------------- ------------------
OPERATIONS:
Net investment income ...........................................  $     308,508    $        --     $     611,113    $        --
Net realized gain (loss) on investments .........................         57,727             --            29,492             --
Capital gains distributions from mutual funds ...................        177,605             --           218,753             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      2,002,755             --         1,470,942             --
                                                                   -------------    -----------     -------------    -----------
     Increase in net assets resulting from operations ...........      2,546,595             --         2,330,300             --
                                                                   -------------    -----------     -------------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     16,026,935             --        25,276,661             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (202,105)            --          (684,329)            --
Annuity benefit payments ........................................             --             --                --             --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................      6,590,799             --         5,146,081             --
                                                                   -------------    -----------     -------------    -----------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     22,415,629             --        29,738,413             --
                                                                   -------------    -----------     -------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     24,962,224             --        32,068,713             --

NET ASSETS:
Beginning of period .............................................             --             --                --             --
                                                                   -------------    -----------     -------------    -----------
End of period ...................................................  $  24,962,224    $        --     $  32,068,713    $        --
                                                                   -------------    -----------     -------------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................             --             --                --             --
Purchase payments ...............................................     13,077,473             --        21,705,063             --
Surrenders ......................................................       (161,106)            --          (580,717)            --
Transfers - interdivision and from (to) VALIC general account ...      5,453,813             --         4,517,365             --
                                                                   -------------    -----------     -------------    -----------
Total units outstanding, end of period ..........................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------
Units outstanding, by class:
   Standard units ...............................................      1,591,689             --         1,354,406             --
   Enhanced units:
     20 bp reduced ..............................................      1,468,333             --         2,152,244             --
     40 bp reduced ..............................................     15,310,158             --        22,135,061             --
                                                                   -------------    -----------     -------------    -----------
Accumulation units end of period ................................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------

                                                                      AGSPC ASSET ALLOCATION            TEMPLETON ASSET
                                                                         FUND - DIVISION 5         ALLOCATION FUND - DIVISION 19
                                                                    ----------------------------  ------------------------------
                                                                      FOR THE         FOR THE        FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                       1999             1998           1999            1998
                                                                    -------------  -------------  -------------    -------------
OPERATIONS:
Net investment income ...........................................   $   4,363,782  $   3,873,507  $   3,194,984    $   5,298,721
Net realized gain (loss) on investments .........................       4,428,516      2,520,862     14,669,025       10,513,951
Capital gains distributions from mutual funds ...................       4,417,585     12,936,405     38,640,994       9,560,576~
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      11,930,044     13,072,376      4,197,098      (10,693,322)
                                                                    -------------  -------------  -------------    -------------
     Increase in net assets resulting from operations ...........      25,139,927     32,403,150     60,702,101       14,679,926
                                                                    -------------  -------------  -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      21,853,335     16,199,430     36,161,331       55,452,646
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (17,081,242)   (12,309,318)   (21,505,474)     (15,786,958)
Annuity benefit payments ........................................         (19,764)        (9,811)       (25,689)         (22,337)
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       3,626,725      6,673,714    (75,781,880)     (47,069,555)
                                                                    -------------  -------------  -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................       8,379,054     10,554,015    (61,151,712)      (7,426,204)
                                                                    -------------  -------------  -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      33,518,981     42,957,165       (449,611)       7,253,722

NET ASSETS:
Beginning of period .............................................     227,535,157    184,577,992    324,128,007      316,874,285
                                                                    -------------  -------------  -------------    -------------
End of period ...................................................   $ 261,054,138  $ 227,535,157  $ 323,678,396    $ 324,128,007
                                                                    -------------  -------------  -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      60,269,168     57,307,351    190,963,707      196,150,946
Purchase payments ...............................................       5,389,575      4,579,044     19,274,982       32,881,580
Surrenders ......................................................      (4,241,930)    (3,567,970)   (12,264,078)     (10,222,721)
Transfers - interdivision and from (to) VALIC general account ...       1,013,569      1,950,743    (41,733,088)     (27,846,098)
                                                                    -------------  -------------  -------------    -------------
Total units outstanding, end of period ..........................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------
Units outstanding, by class:
   Standard units ...............................................      61,240,667     60,237,818    137,266,658      190,963,707
   Enhanced units:
     20 bp reduced ..............................................         673,135         31,350        485,669               --
     40 bp reduced ..............................................         516,580             --     18,489,196               --
                                                                    -------------  -------------  -------------    -------------
Accumulation units end of period ................................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998              1999          1998
                                                                   -------------    -----------     ------------    ------------
Accumulation value per unit:                                       $    1.352880    $        --     $    1.244955    $        --
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................       1.356289             --          1.248092             --
     40 bp reduced ..............................................       1.359710             --          1.251243             --

                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998          1999            1998
                                                                    -------------  -------------  -------------    -------------
Accumulation value per unit:                                        $    4.174280  $    3.772519  $    2.058095    $    1.695764
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................        4.303891       3.882024       2.102090               --
     40 bp reduced ..............................................        4.446999             --       2.150733               --

34                        NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ('VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-eight subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):                 American Century Ultra Fund (Division 31) (formerly known as
  AGSPC Asset Allocation Fund (Division 5)                             American Century-Twentieth Century Ultra Fund)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)                Dreyfus Variable Investment Fund - Small Cap
  AGSPC Government Securities Fund (Division 8)                        Portfolio (Division 18)
  AGSPC Growth Fund (Division 15)                                    Evergreen Growth and Income Fund - (Division 56)
  AGSPC Growth & Income Fund (Division 16)                           Evergreen Small Cap Value Fund (Division 55) (formerly known as
  AGSPC International Equities Fund (Division 11)                      Evergreen Small Cap Equity Income Fund)
  AGSPC International Government Bond Fund (Division 13)             Evergreen Value Fund - (Division 57)
  AGSPC MidCap Index Fund (Division 4)                               Dreyfus Founders Growth Fund (Division 30) (formerly known as
  AGSPC Money Market Fund (Divisions 2 and 6)                          Founders Growth Fund)
  AGSPC Science & Technology Fund (Division 17)                      Neuberger Berman Guardian Trust (Division 29)
  AGSPC Small Cap Index Fund (Division 14)                           Putnam Global Growth Fund (Division 28)
  AGSPC Social Awareness Fund (Division 12)                          Putnam New Opportunities Fund (Division 26)
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)                Putnam OTC & Emerging Growth Fund (Division 27)
                                                                     Scudder Growth and Income Fund (Division 21)
American General Series Portfolio Company 3 ("AGSPC 3"):             Templeton Foreign Fund (Division 32)
     American General Balanced Fund (Division 42)                    Templeton Variable Products Series Fund:
  American General Conservative Growth                                    Templeton Asset Allocation Fund (Division 19)
   Lifestyle Fund (Division 50)                                           Templeton International Fund (Division 20)
  American General Core Bond Fund (Division 58)                       T. Rowe Price Small-Cap Stock Fund (Division 51)
  American General Domestic Bond Fund (Division 43)                  Vanguard LifeStrategy Conservative Growth Fund (Division 54)
  American General Growth Lifestyle Fund (Division 48)               Vanguard LifeStrategy Growth Fund (Division 52)
  American General High Yield Bond Fund (Division 60)                Vanguard LifeStrategy Moderate Growth Fund (Division 53)
  American General International Growth Fund (Division 33)           Vanguard Long-Term Corporate Fund (Division 22)
  American General International Value Fund (Division 34)            Vanguard Long-Term Treasury Fund (Division 23)
  American General Large Cap Growth Fund (Division 39)               Vanguard Wellington Fund (Division 25)
  American General Large Cap Value Fund (Division 40)                Vanguard Windsor II Fund (Division 24)
  American General Mid Cap Growth Fund (Division 37)
  American General Mid Cap Value Fund (Division 38)
  American General Moderate Growth Lifestyle Fund (Division 49)
  American General Money Market Fund (Division 44)
  American General Small Cap Growth Fund (Division 35)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Strategic Bond Fund (Division 59)



     Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22, 1998. Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     USE OF ESTIMATES. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

                          NOTES TO FINANCIAL STATEMENTS                       35


     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.


NOTE C -- TRANSACTIONS WITH AFFILIATES

     VALIC serves as investment adviser (the "Adviser"), transfer agent, and accounting services agent to AGSPC 1 and AGSPC 3. American General Investment Management, L.P., an affiliate of the Adviser, serves as investment sub-adviser to certain AGSPC 3 mutual funds.
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates:

                   DIVISIONS                          STANDARD CHARGE
                   ------------------------------------------------------------------------
                   10B                                0.85% on the first $10 million
                                                      0.425% on the next $90 million
                                                      0.21% on the excess over $100 million
                   ------------------------------------------------------------------------
                   1, 2, 4 through 8,
                   10A, 10C and 10D,
                   11 through 17,                     1.00%
                   33 through 44,
                   48 through 50 and
                   58 through 60
                   ------------------------------------------------------------------------
                   18 through 32
                   51 through 57                      1.25%
                   ------------------------------------------------------------------------

     Certain mutual funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

                   DIVISIONS                          EXPENSE REDUCTION
                   ------------------------------------------------------------------------
                   21 through 23,
                   26 through 30,
                   32 through 44,                     0.25%
                   48 through 50,
                   55 through 60
                   ------------------------------------------------------------------------
                   31                                 0.20% on the first $75 million
                                                      0.25% on the excess over $75 million
                   ------------------------------------------------------------------------
                   18                                 0.15%
                   ------------------------------------------------------------------------


     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

36                      NOTES TO FINANCIAL STATEMENTS

     Expenses of VALIC Separate Account A Divisions 10A and 10B, (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets:

                   DIVISIONS                          EXPENSE LIMITATIONS
                   ---------------------------------------------------------------------------------
                   10A                                1.4157% on the first $359,065,787
                                                      1.36% on the next $40,934,213
                                                      1.32% on the excess over $400 million
                   ---------------------------------------------------------------------------------
                   10B                                0.6966% on the first $25,434,267
                                                      0.50% on the next $74,565,733
                                                      0.25% on the excess over $100 million
                   ---------------------------------------------------------------------------------

     Accordingly, during the years ended December 31, 1999 and 1998, VALIC reduced expenses of Division 10B by $94,122 and $82,027, respectively.

   A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $6,506,341 and $5,575,601 for the years ended December 31, 1999 and 1998, respectively.
   VALIC received surrender charges of $6,181,873 and $4,581,641 for the years ended December 31, 1999 and 1998, respectively. In addition, VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.
   VALIC contributed to the Separate Account $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS
   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1999:

                                                                                                                        UNREALIZED
                                                                            MARKET                                     APPRECIATION
UNDERLYING FUND                                     DIVISION     SHARES      PRICE       MARKET          COST         (DEPRECIATION
----------------------------------------------    ----------  -----------  --------  -------------  -------------  -----------------
AGSPC International Equities Fund.............        11       12,681,732   $13.80    $175,007,894   $153,864,816   $  21,143,078
AGSPC MidCap Index Fund.......................        4        39,427,464    22.24     876,866,818    761,782,279     115,084,539
AGSPC Small Cap Index Fund....................        14       14,526,817    16.60     241,145,168    228,085,714      13,059,454
AGSPC Stock Index Fund........................    10A,B,C,D   118,066,893    44.44   5,246,892,687  2,621,261,506   2,625,631,181
AGSPC Growth Fund.............................        15       51,853,516    23.50   1,218,557,601    902,850,565     315,707,036
AGSPC Growth & Income Fund....................        16       15,306,480    21.99     336,589,500    252,817,396      83,772,104
American Century Ultra Fund...................        31       22,353,284    45.78   1,023,333,380    773,447,526     249,885,854
American General International Growth Fund....        33          431,454    15.87       6,847,182      4,540,670       2,306,512
American General International Value Fund.....        34          443,411    18.26       8,096,689      4,952,066       3,144,623
American General Large Cap Growth Fund........        39        1,329,646    16.32      21,699,827     17,193,893       4,505,934
American General Large Cap Value Fund.........        40          405,206    11.04       4,473,480      4,309,106         164,374
American General Mid Cap Growth Fund..........        37          548,588    12.88       7,065,815      5,898,950       1,166,865
American General Mid Cap Value Fund...........        38          734,556    11.34       8,329,863      8,197,536         132,327
American General Small Cap Growth Fund........        35          783,183    21.25      16,642,631     10,446,375       6,196,256
American General Small Cap Value Fund.........        36          435,735    10.26       4,470,644      4,378,518          92,126
Dreyfus Variable Investment Fund --
  Small Cap Portfolio.........................        18       11,749,941    66.34     779,491,073    597,305,985     182,185,088
Evergreen Growth and Income Fund..............        56              193    32.23           6,220          5,850             370
Evergreen Small Cap Value Fund................        55               16    14.77             243            243               -
Evergreen Value Fund..........................        57              212    20.69           4,388          4,707            (319)

                          NOTES TO FINANCIAL STATEMENTS                       37

                                                                                                                        UNREALIZED
                                                                         MARKET                                       APPRECIATION
UNDERLYING FUND                                 DIVISION     SHARES       PRICE        MARKET           COST         (DEPRECIATION)
---------------------------------------------   --------   ----------   -------  ---------------  ---------------  ----------------
Dreyfus Founders Growth Fund ................     30       36,634,173   $ 23.87  $   874,457,709  $   744,045,046  $  130,412,663
Neuberger Berman Guardian Trust .............     29        4,205,603     14.14       59,467,223       72,768,026     (13,300,803)
Putnam Global Growth Fund ...................     28       26,666,641     18.59      495,732,851      350,405,108     145,327,743
Putnam New Opportunities Fund ...............     26       11,157,111     90.96    1,014,850,850      630,466,495     384,384,355
Putnam OTC & Emerging Growth Fund ...........     27       11,652,311     37.01      431,252,004      234,928,422     196,323,582
Scudder Growth and Income Fund ..............     21        9,240,762     26.69      246,635,934      258,757,360     (12,121,426)
T. Rowe Price Small-Cap Stock Fund ..........     51          383,280     22.80        8,738,757        7,730,112       1,008,645
Templeton Foreign Fund ......................     32       29,989,326     11.22      336,480,225      305,197,182      31,283,043
Templeton International Fund ................     20       36,732,726     22.25      817,303,148      697,567,268     119,735,880
Vanguard Windsor II Fund ....................     24       29,350,047     24.97      732,870,656      860,734,104    (127,863,448)
American General Balanced Fund ..............     42          806,619     12.34        9,953,676        8,797,929       1,155,747
Vanguard Wellington Fund ....................     25       20,381,425     27.96      569,864,636      610,206,190     (40,341,554)
AGSPC Capital Conservation Fund .............    1 & 7      6,271,787      9.04       56,696,951       59,937,282      (3,240,331)
AGSPC Government Securities Fund ............      8        9,791,463      9.53       93,312,643       99,573,538      (6,260,895)
AGSPC International ~Government Bond Fund ...     13       12,944,516     11.52      149,120,828      154,526,420      (5,405,592)
American General Core Bond Fund .............     58          546,329      9.46        5,168,278        5,453,662        (285,384)
American General Domestic Bond Fund .........     43          196,208      9.33        1,830,628        1,941,338        (110,710)
American General High Yield Bond Fund .......     60          573,040      9.75        5,587,119        5,731,184        (144,065)
American General Strategic Bond Fund ........     59          552,828      9.96        5,506,171        5,531,806         (25,635)
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ..................     22        8,417,206      8.11       68,263,542       76,417,392      (8,153,850)
  Long-Term Treasury Fund ...................     23       14,669,704      9.67      141,856,062      159,944,453     (18,088,391)
AGSPC Science & Technology Fund .............     17       72,283,188     47.13    3,406,706,628    1,882,063,789    1,524,642,83
AGSPC Social Awareness Fund .................     12       23,981,721     25.81      618,968,226      477,460,805     141,507,421
American General Socially
  Responsible Fund ..........................     41          885,926     13.80       12,225,981       10,023,073       2,202,908
AGSPC Money Market Fund .....................  2 & 6      463,954,740      1.00      463,954,740      463,954,740            --
American General Money Market Fund ..........     44       11,553,720      1.00       11,553,720       11,553,720            --
American General Conservative
 Growth Lifestyle Fund ......................     50          809,972     10.74        8,699,095        9,316,758        (617,663)
American General Growth Lifestyle Fund ......     48          761,135     13.96       10,625,442        8,437,654       2,187,788
American General Moderate
  Growth Lifestyle Fund .....................     49          994,186     12.60       12,526,733       11,103,999       1,422,734
Vanguard LifeStrategy
   Conservative Growth Fund .................     54          352,263     15.10        5,319,180        5,250,254          68,926
Vanguard LifeStrategy Growth Fund ...........     52        1,163,639     21.41       24,913,522       22,910,767       2,002,755
Vanguard LifeStrategy
   Moderate Growth Fund .....................     53        1,762,720     18.18       32,046,248       30,575,306       1,470,942
AGSPC Asset Allocation Fund .................      5       17,289,012     15.09      260,891,195      212,925,934      47,965,261
Templeton Asset Allocation Fund .............     19       13,861,377     23.37      323,940,365      286,019,883      37,920,482
                                                        -------------     -----  ---------------  ---------------  --------------
   Total ....................................           1,171,895,031            $21,292,842,069  $15,133,600,700  $6,159,241,369
                                                        =============     =====  ===============  ===============  ==============

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

38                        NOTES TO FINANCIAL STATEMENTS


NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                                          PURCHASES                 SALES
                                                                                      --------------          --------------
AGSPC International Equities Fund Division 11....................................     $  134,677,751          $  139,385,819
AGSPC MidCap Index Fund Division 4...............................................        235,122,234             121,903,304
AGSPC Small Cap Index Fund Division 14...........................................         54,587,283              58,450,240
AGSPC Stock Index Fund:..........................................................
   Division 10A..................................................................         24,080,573              77,479,615
   Division 10B..................................................................          3,046,671               7,574,316
   Division 10C..................................................................        626,807,392              82,339,542
   Division 10D..................................................................          4,099,962              10,844,842
AGSPC Growth Fund Division 15....................................................         88,504,403             118,778,430
AGSPC Growth & Income Fund Division 16...........................................         52,289,506              29,123,818
American Century Ultra Fund Division 31..........................................        444,783,914              21,596,564
American General International Growth Fund Division 33...........................            946,472                  70,990
American General International Value Fund Division 34 ...........................          1,433,853                 138,079
American General Large Cap Growth Fund Division 39...............................         14,803,088                 658,862
American General Large Cap Value Fund Division 40................................          1,603,370                 268,211
American General Mid Cap Growth Fund Division 37.................................          1,915,167                  88,442
American General Mid Cap Value Fund Division 38..................................          4,571,598                 606,656
American General Small Cap Growth Fund Division 35...............................          6,687,388                 288,207
American General Small Cap Value Fund Division 36................................            599,894                 142,588
Dreyfus Variable Investment Fund - Small Cap Portfolio Division 18...............         21,111,378             196,910,062
Evergreen Growth and Income Fund Division 56.....................................             11,440                   5,621
Evergreen Small Cap Value Fund Division 55.......................................                243                      --
Evergreen Value Fund Division 57.................................................              4,708                      --
Dreyfus Founders Growth Fund Division 30.........................................        377,694,422              15,816,982
Neuberger Berman Guardian Trust Division 29......................................         16,757,237              12,416,328
Putnam Global Growth Fund Division 28............................................        211,644,710              15,117,798
Putnam New Opportunities Fund Division 26........................................        296,792,660              13,090,798
Putnam OTC & Emerging Growth Fund Division 27....................................        137,306,910              40,666,703
Scudder Growth and Income Fund Division 21.......................................         31,899,301              36,629,775
T. Rowe Price Small-Cap Stock Fund Division 51 ..................................          8,924,589               1,235,607
Templeton Foreign Fund Division 32...............................................        101,740,948              61,364,564
Templeton International Fund Division 20.........................................        189,502,177             212,566,145
Vanguard Windsor II Fund Division 24.............................................        269,298,579              49,634,770
American General Balanced Fund Division 42 ......................................          3,866,126                 161,950
Vanguard Wellington Fund Division 25.............................................        213,879,566              21,573,138
AGSPC Capital Conservation Fund:
   Division 1....................................................................            539,820               1,229,647
   Division 7....................................................................          8,884,731              13,555,587
AGSPC Government Securities Fund Division 8......................................         43,737,807              55,270,473
AGSPC International Government Bond Fund Division 13.............................        110,344,428             114,909,023
American General Core Bond Fund Division 58......................................            397,138                   9,568
American General Domestic Bond Fund Division 43..................................            902,534                 234,776
American General High Yield Bond Fund Division 60................................            669,191                  29,912
American General Strategic Bond Fund Division 59                                             453,036                   1,300
Vanguard Long-Term Corporate Fund Division 22....................................         26,914,873               9,374,775
Vanguard Long-Term Treasury Fund Division 23.....................................         65,677,636              20,627,370
AGSPC Science & Technology Fund Division 17......................................        858,454,770              65,588,109
AGSPC Social Awareness Fund Division 12..........................................        133,894,631              15,404,062
American General Socially Responsible Fund Division 41...........................          4,913,557                 264,485
AGSPC Money Market Fund:
   Division 2....................................................................          3,989,984               4,006,915
   Division 6....................................................................        533,688,517             340,162,602
American General Money Market Fund Division 44...................................          8,345,963               1,874,721
American General Conservative Growth Lifestyle Fund Division 50..................          8,807,869               5,415,651
American General Growth Lifestyle Fund Division 48...............................          3,618,201                 265,479
American General Moderate Growth Lifestyle Fund Division 49......................          6,430,264                 434,004
Vanguard LifeStrategy Conservative Growth Fund Division 54.......................          5,949,918                 698,740
Vanguard LifeStrategy Growth Fund Division 52 ...................................         24,674,642               1,821,602
Vanguard LifeStrategy Moderate Growth Fund Division 53 ..........................         31,808,062               1,262,248
AGSPC Asset Allocation Fund Division 5...........................................         35,282,084              18,243,130
Templeton Asset Allocation Fund Division 19......................................         62,685,987              81,750,675
                                                                                      --------------          --------------
Total ...........................................................................     $5,562,061,156          $2,099,363,620
                                                                                      ==============          ==============

                            SUPPLEMENTAL INFORMATION                          39




                                                                     GROUP                                        PORTFOLIO
                                                                     UNIT                       INDEPENDENCE      DIRECTOR
                                                                   PURCHASE        IMPACT           PLUS              1
                                                                   DIVISION       DIVISION        DIVISION        DIVISION
                                                                   --------       --------      ------------      ---------
INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              --              11              11
  AGSPC MidCap Index Fund ..............................              --               4               4               4
  AGSPC Small Cap Index Fund ...........................              --              --              14              14
  AGSPC Stock Index Fund ...............................           10A, 10B          10D             10C             10C

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              --              --              --              15
  AGSPC Growth & Income Fund ...........................              --              --              --              16
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              --              --              --              --
  American General International Growth Fund ...........              --              --              --              --
  American General International Value Fund ............              --              --              --              --
  American General Large Cap Growth Fund ...............              --              --              --              --
  American General Large Cap Value Fund ................              --              --              --              --
  American General Mid Cap Growth Fund .................              --              --              --              --
  American General Mid Cap Value Fund ..................              --              --              --              --
  American General Small Cap Growth Fund ...............              --              --              --              --
  American General Small Cap Value Fund ................              --              --              --              --
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              --              --              18
  Evergreen Growth and Income Fund .....................              --              --              --              --
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              --              --              --
  Evergreen Value Fund .................................              --              --              --              --
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              --              --              --              --
  Neuberger Berman Guardian Trust ......................              --              --              --              --
  Putnam Global Growth Fund ............................              --              --              --              --
  Putnam New Opportunities Fund ........................              --              --              --              --
  Putnam OTC & Emerging Growth Fund ....................              --              --              --              --
  Scudder Growth and Income Fund .......................              --              --              --              --
  T. Rowe Price Small-Cap Stock Fund ...................              --              --              --              --
  Templeton Foreign Fund ...............................              --              --              --              --
  Templeton International Fund .........................              --              --              --              20
  Vanguard Windsor II Fund .............................              --              --              --              --

BALANCED FUNDS

  American General Balanced Fund .......................              --              --              --              --
  Vanguard Wellington Fund .............................              --              --              --              --



                                                                                                      YEAR TO DATE
                                                                                                      TOTAL RETURN
                                                                   PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                   DIRECTOR        DIRECTOR           DECEMBER 31,
                                                                      2              PLUS       -------------------------
                                                                   DIVISION        DIVISION       1999             1998
                                                                  ---------       ----------    --------          -------

INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              11         27.88%           17.57%
  AGSPC MidCap Index Fund ..............................              --               4         13.78            17.80
  AGSPC Small Cap Index Fund ...........................              --              14         20.10            (2.92)
  AGSPC Stock Index Fund ...............................             10C             10C         19.37            27.14

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              15              15          6.33            16.96
  AGSPC Growth & Income Fund ...........................              --              16         21.61            13.41
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              31              31         40.00            33.14
  American General International Growth Fund ...........              --              33         55.45             5.17(a)
  American General International Value Fund ............              --              34         66.59            14.99(a)
  American General Large Cap Growth Fund ...............              --              39         34.39            24.08(a)
  American General Large Cap Value Fund ................              --              40          4.52            24.66(a)
  American General Mid Cap Growth Fund .................              --              37          5.60            34.77(a)
  American General Mid Cap Value Fund ..................              --              38         21.28            25.47(a)
  American General Small Cap Growth Fund ...............              --              35         68.43            34.94(a)
  American General Small Cap Value Fund ................              --              36         (7.27)           16.53(a)
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              18         21.80            (4.51)
  Evergreen Growth and Income Fund .....................              --              56         13.29              n/a(c)
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              55         (0.45)             n/a(c)
  Evergreen Value Fund .................................              --              57          3.41              n/a(c)
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              30              30         37.64            23.76
  Neuberger Berman Guardian Trust ......................              29              29          7.36             1.34
  Putnam Global Growth Fund ............................              28              28         63.00            27.48
  Putnam New Opportunities Fund ........................              26              26         67.91            23.12
  Putnam OTC & Emerging Growth Fund ....................              27              27        124.57             9.87
  Scudder Growth and Income Fund .......................              21              21          5.09             4.99
  T. Rowe Price Small-Cap Stock Fund ...................              --              51         13.33            14.10(b)
  Templeton Foreign Fund ...............................              32              32         38.34            (5.82)
  Templeton International Fund .........................              --              20         22.10             7.95
  Vanguard Windsor II Fund .............................              24              24         (6.96)           14.90

BALANCED FUNDS

  American General Balanced Fund .......................              --              42         13.07            17.01(a)
  Vanguard Wellington Fund .............................              25              25          3.11            10.65


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.

(c) Since January 4, 1999, inception of the Division.


The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

40                          SUPPLEMENTAL INFORMATION

                                                                GROUP                             PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                                UNIT                INDEPENDENCE  DIRECTOR    DIRECTOR     DIRECTOR
                                                              PURCHASE    IMPACT        PLUS          1           2          PLUS
                                                              DIVISION   DIVISION     DIVISION    DIVISION    DIVISION     DIVISION
                                                              --------   --------   ------------  ---------   ---------   ---------
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................           --          1            7            7          --          7
  AGSPC Government Securities Fund ......................           --         --            8            8          --          8
  AGSPC International Government Bond Fund ..............           --         --           13           13          13         13
  American General Core Bond Fund .......................           --         --           --           --          --         58
  American General Domestic Bond Fund ...................           --         --           --           --          --         43
  American General High Yield Bond Fund .................           --         --           --           --          --         60
  American General Strategic Bond Fund ..................           --         --           --           --          --         59
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................           --         --           --           --          22         22
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........           --         --           --           --          23         23

SPECIALTY FUNDS
  AGSPC Science & Technology Fund .......................           --         --           --           17          17         17
  AGSPC Social Awareness Fund ...........................           --         --           12           12          12         12
  American General Socially Responsible Fund ............           --         --           --           --          --         41

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................           --          2            6            6           6          6
  American General Money Market Fund ....................           --         --           --           --          --         44

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...           --         --           --           --          --         50
  American General Growth Lifestyle Fund ................           --         --           --           --          --         48
  American General Moderate Growth Lifestyle Fund .......           --         --           --           --          --         49
  Vanguard LifeStrategy Conservative Growth Fund ........           --         --           --           --          --         54
  Vanguard LifeStrategy Growth Fund .....................           --         --           --           --          --         52
  Vanguard LifeStrategy Moderate Growth Fund ............           --         --           --           --          --         53

ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................           --          5            5            5          --          5
  Templeton Asset Allocation Fund .......................           --         --           --           19          --         19


                                                                           YEAR TO DATE
                                                                           TOTAL RETURN
                                                                          FOR YEAR ENDING
                                                                            DECEMBER 31,
                                                                     -------------------------
                                                                      1999                1998
                                                                     -----               -----
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................            (1.40)%              6.30%
  AGSPC Government Securities Fund ......................            (3.74)               7.86
  AGSPC International Government Bond Fund ..............            (6.88)              15.92
  American General Core Bond Fund .......................            (1.89)               2.92(a)
  American General Domestic Bond Fund ...................            (3.81)               4.44(a)
  American General High Yield Bond Fund .................             2.17                5.31(a)
  American General Strategic Bond Fund ..................             3.06                4.99(a)
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................            (7.21)               8.04
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........            (9.61)              11.82

SPECIALTY FUNDS                                                      98.96               40.71
  AGSPC Science & Technology Fund .......................            17.46               26.03
  AGSPC Social Awareness Fund ...........................            17.19               27.78(a)
  American General Socially Responsible Fund ............

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................             3.71                4.12
  American General Money Market Fund ....................             3.98                1.33(a)

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...            12.47               16.20(a)
  American General Growth Lifestyle Fund ................            28.99               19.25(a)
  American General Moderate Growth Lifestyle Fund .......
  Vanguard LifeStrategy Conservative Growth Fund ........            17.90               18.54(a)
  Vanguard LifeStrategy Growth Fund .....................             6.44                8.40(b)
  Vanguard LifeStrategy Moderate Growth Fund ............            15.82               16.81(b)
                                                                     10.57               12.59(b)
ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................            10.65               17.19
  Templeton Asset Allocation Fund .......................            21.37                5.07


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors
The Variable Annuity Life Insurance Company

     We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                       /s/ ERNST & YOUNG LLP
                                       ----------------------------------------
                                           ERNST & YOUNG LLP

Houston, Texas
February 14, 2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED BALANCE SHEET

At December 31
In millions, except per share data

                                                                                     1999                  1998
-----------------------------------------------------------------------------------------------------------------

ASSETS         Investments - Notes 2, 7, 8, 9:
                 Fixed maturity securities
                   (amortized cost: $21,797 in 1999 and $21,733 in 1998)           $  21,258            $  22,878
                 Equity securities (cost: $182 in 1999 and $176 in 1998)                 220                  194
                 Mortgage loans on real estate                                         1,478                1,213
                 Real estate                                                              25                   21
                 Policy loans                                                            849                  789
                 Other long-term invested assets                                          95                   59
                 Short-term investments                                                   94                  164
               --------------------------------------------------------------------------------------------------
                   Total investments                                                  24,019               25,318
               --------------------------------------------------------------------------------------------------
               Investment income receivable                                              387                  370
               Cash                                                                       26                  105
               Receivable for securities sold                                             13                   22
               Deferred policy acquisition costs - Note 3                              1,301                  665
               Cost of insurance purchased - Note 4                                       19                   22
               Due from reinsurer, net                                                    12                   13
               Other assets                                                              156                  120
               Assets held in Separate Accounts                                       21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total assets                                                    $  47,323            $  41,347
-----------------------------------------------------------------------------------------------------------------
LIABILITIES    Policy reserves for fixed annuity investment contracts              $  23,441            $  23,219
               Payable for securities purchased                                           --                   41
               Remittances not allocated                                                  50                   96
               Commissions, general expenses and taxes (other than income taxes)          55                   38
               Other liabilities                                                         140                  193
               Income tax liabilities - Note 5                                           284                  542
               Liabilities related to Separate Accounts                               21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total liabilities                                                  45,360               38,841
-----------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S  Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY           and outstanding in 1999 and 1998 - Note 6                                 4                    4
               Additional paid-in capital                                                851                  833
               Retained earnings                                                       1,395                1,142
               Accumulated other comprehensive income (loss) - Note 2                   (287)                 527
               --------------------------------------------------------------------------------------------------
                   Total stockholder's equity                                          1,963                2,506
               --------------------------------------------------------------------------------------------------
                   Total liabilities and stockholder's equity                      $  47,323            $  41,347
               --------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF INCOME

For the years ended December 31,
In millions

                                                                                       1999            1998              1997
-------------------------------------------------------------------------------------------------------------------------------
REVENUES         Premium and other considerations                                   $      19       $       --        $      --
                 Surrender charges                                                         15               15               12
                 Mortality charges                                                        184              135               94
                 Expense charges                                                            8                7                6
                 Net investment income - Note 2                                         1,834            1,811            1,730
                 Realized investment gains (losses) - Note 2                                5              (28)              20
                 Other income                                                              28               19               17
                 --------------------------------------------------------------------------------------------------------------
                    Total revenues                                                      2,093            1,959            1,879
-------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND     Insurance policy benefits                                                 19               --               --
EXPENSES         Increase in policy reserves for fixed annuity contracts                1,213            1,296            1,286
                 Expenses:
                    Commissions                                                           149             124               111
                    Salaries                                                               94               71               59
                    Data processing                                                        63               29               15
                    Postage and telephone                                                  22               15               12
                    Sales promotion                                                        11               10               10
                    Depreciation expense on furniture and equipment                        16               10                9
                    Rent                                                                   12               10                8
                    Taxes, licenses and fees                                               10                8                7
                    Printing and supplies                                                   8                7                5
                    Other expenses                                                         41               61               35
                    Amortization of deferred policy acquisition costs, net - Note 3        56               55               42
                    Amortization of cost of insurance purchased, net - Note 4               3                2               --
                    Policy acquisition costs deferred - Note 3                           (196)            (160)            (138)
                 --------------------------------------------------------------------------------------------------------------
                       Total expenses                                                     289              242              175
                 --------------------------------------------------------------------------------------------------------------
                       Total costs and expenses                                         1,521            1,538            1,461
-------------------------------------------------------------------------------------------------------------------------------
EARNINGS         Income before income tax expense                                         572              421              418
                 Income tax expense - Note 5                                              195              137              144
                 --------------------------------------------------------------------------------------------------------------
                    Net income                                                      $     377       $      284        $     274
                 --------------------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31,
In millions, except per share data


                                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK               Balance at beginning and end of year                      $     4      $     4      $     4
-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL                 Balance at beginning of year                                  833          711          459
PAID-IN-CAPITAL            Capital contribution from stockholder                          18          122          252
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                      851          833          711
-------------------------------------------------------------------------------------------------------------------------
RETAINED                   Balance at beginning of year                                1,142        1,039        1,144
EARNINGS                   Net income                                                    377          284          274
                           Dividends paid to stockholder                                (124)        (181)        (379)
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                    1,395        1,142        1,039
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER          Balance at beginning of year                                  527          306          167
COMPREHENSIVE              Change in net unrealized gains (losses) on securities        (814)         221          139
                           ----------------------------------------------------------------------------------------------
INCOME (LOSS)               Balance at end of year                                      (287)         527          306
-------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S
EQUITY                       Balance at end of year                                  $ 1,963      $ 2,506      $ 2,060
                           ----------------------------------------------------------------------------------------------

















--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

                                                                                       1999        1998          1997
----------------------------------------------------------------------------------------------------------------------
NET INCOME                 Net income                                                $   377      $   284      $   274
----------------------------------------------------------------------------------------------------------------------
OTHER                      Change in net unrealized gains (losses) on securities
COMPREHENSIVE                   Fair value of fixed maturity securities               (1,684)         155          468
INCOME (LOSS)                   Deferred policy acquisition costs and
                                   cost of insurance purchased                           499          172         (251)
                                Deferred income taxes                                    351         (124)         (78)
                           -------------------------------------------------------------------------------------------
                                Change in fixed maturity securities                     (834)         203          139
                                Change in equity securities and other                     20           18            -
                           -------------------------------------------------------------------------------------------
                                 Total                                                  (814)         221          139
----------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE
INCOME (LOSS)              Comprehensive income (loss)                               $  (437)     $   505      $   413
                           -------------------------------------------------------------------------------------------
                           See notes to consolidated financial statements.



--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CASH FLOWS

For the years ended December 31,
In millions

                                                                                   1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
OPERATING             Net income                                                 $    377      $    284      $    274
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                          1,213         1,296         1,286
                         Deferred policy acquisition costs
                          and cost of insurance purchased                            (137)         (103)          (96)
                         Other, net                                                   (74)          (44)          (51)
                      ------------------------------------------------------------------------------------------------
                            Net cash provided by operating activities               1,379         1,433         1,413
----------------------------------------------------------------------------------------------------------------------
INVESTING             Investment purchases                                        (28,211)      (15,180)      (18,403)
ACTIVITIES            Investment calls, maturities and sales                       27,789        14,732        17,500
                      Net (increase) decrease in short-term investments                70          (104)           (8)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for investing activities                   (352)         (552)         (911)
----------------------------------------------------------------------------------------------------------------------
FINANCING             Policyholder account deposits                                 4,251         3,756         3,385
ACTIVITIES            Policyholder account withdrawals                             (2,033)       (1,777)       (1,427)
                      Transfers to Separate Accounts                               (3,218)       (2,728)       (2,325)
                      Capital contribution from stockholder                            18           122           252
                      Dividends paid to stockholder                                  (124)         (181)         (379)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for financing activities                 (1,106)         (808)         (494)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE            Net increase (decrease) in cash                                 (79)           73             8
IN CASH               Cash at beginning of year                                       105            32            24
                      ------------------------------------------------------------------------------------------------
                            Cash at end of year                                  $     26      $    105      $     32
                      ------------------------------------------------------------------------------------------------

                      See notes to consolidated financial statements.

-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999
In millions, except per share data

                                        1

                        SIGNIFICANT ACCOUNTING POLICIES


1.1 INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. In 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. VALIC will adopt SFAS 133 on January 1, 2001. VALIC does not expect adoption to have a material impact on the consolidated results of operation or financial position.

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     Beginning in 1998, VALIC held trading securities at various times and reported them at fair value. VALIC held no trading securities at December 31, 1999 or 1998. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 1999 or 1998.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

1.5 DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% for both 1998 and 1999. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.


--------------------------------------------------------------------------------
                                                                               7

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 1999, 1998, and 1997, or for the years then ended.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:

                               1999          1998          1997
-----------------------------------------------------------------
Statutory net income          $   256       $   170       $   238
Change in DPAC and CIP            137           103            96
Investment valuation
   differences                     21            48            --
Policy reserve adjustments         42            67            (5)
Deferred income taxes             (58)          (57)          (27)
Other, net                        (21)          (47)          (28)
-----------------------------------------------------------------
   GAAP net income            $   377       $   284       $   274
-----------------------------------------------------------------
Statutory equity              $ 1,331       $ 1,237       $ 1,189
Asset valuation reserve           272           230           188
Investment valuation
   differences*                  (550)        1,128           970
DPAC and CIP                    1,320           687           392
Non-admitted assets               104            72            35
Policy reserve adjustments        (92)         (134)         (187)
Deferred income taxes            (266)         (556)         (375)
Other, net                       (156)         (158)         (152)
-----------------------------------------------------------------
   GAAP equity                $ 1,963       $ 2,506       $ 2,060
-----------------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                       2

                                  INVESTMENTS


2.1 INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1999          1998          1997
------------------------------------------------------------------
Non-affiliated fixed
 maturity securities            $1,670        $1,664        $1,563
Affiliated fixed
 maturity securities                 2             3             3
Equity securities                   15            --            --
Mortgage loans on
 real estate                       104           113           124
Other                               71            63            53
------------------------------------------------------------------
  Gross investment income        1,862         1,843         1,743
  Investment expense                28            32            13
------------------------------------------------------------------
    Net investment income       $1,834        $1,811        $1,730
------------------------------------------------------------------

     There were no investments during 1999 and 1998 that did not produce investment income. The carrying value of investments that produced no investment income during 1997 totaled $12 million or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1999.

2.2 REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1999         1998         1997
-------------------------------------------------------------------
Fixed maturity securities
  Gross gains                       $ 101        $  14        $  35
  Gross losses                        (86)         (50)         (29)
-------------------------------------------------------------------
    Total fixed maturity
     securities                        15          (36)           6
-------------------------------------------------------------------
Mortgage loans on real estate          (4)           9           21
Real estate                            --            7            4
Other long-term investments             2           --           --
DPAC amortization and
  investment expense                   (8)          (8)         (11)
-------------------------------------------------------------------
  Realized investment gains
   (losses) before taxes                5          (28)          20
Income tax expense (benefit)            2          (10)           7
-------------------------------------------------------------------
  Net realized investment
   gains (losses)                   $   3        $ (18)       $  13
-------------------------------------------------------------------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions
--------------------------------------------------------------------------------
2.3 FIXED MATURITY AND EQUITY SECURITIES

         VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                         Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses       Fair Value
                                       -----------------   ----------------------   -----------------------    -----------------
                                         1999     1998      1999          1998        1999           1998       1999      1998
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies            $   159   $   299   $    10        $    38   $    (1)        $    --    $   168   $   337
Obligations of states and
  political subdivisions                   105        56        --              3        (7)             --         98        59
Debt securities issued by
  foreign governments                      134       232         3             17        --              --        137       249
Corporate securities                    16,584    16,153       122            934      (639)            (73)    16,067    17,014
Mortgage-backed securities               4,774     4,948        31            227       (58)             (1)     4,747     5,174
Affiliated fixed maturity securities        27        25        --             --        --              --         27        25
Redeemable preferred stock                  14        20        --             --        --              --         14        20
--------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities        $21,797   $21,733   $   166        $ 1,219   $  (705)        $   (74)   $21,258   $22,878
--------------------------------------------------------------------------------------------------------------------------------
Equity securities                      $   182   $   176   $    38        $    18   $    --         $    --    $   220   $   194
--------------------------------------------------------------------------------------------------------------------------------


2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

         MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:

                                         Amortized    Fair
                                           Cost       Value
------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                   $     600   $   602
   In years two through five                 4,558     4,576
   In years six through ten                  6,584     6,383
   After ten years                           5,281     4,950
Mortgage-backed securities                   4,774     4,747
------------------------------------------------------------
       Total fixed maturity securities   $  21,797   $21,258
------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4 NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                 1999       1998      1997
------------------------------------------------------------
Gross unrealized gains          $  204    $ 1,237    $ 1,011
Gross unrealized losses           (705)       (74)       (21)
DPAC adjustments                   159       (340)      (512)
Deferred federal income taxes       55       (296)      (172)
------------------------------------------------------------
  Net unrealized gains
  (losses) on securities        $ (287)   $   527    $   306
------------------------------------------------------------

2.5 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                            1999        1998
---------------------------------------------
Geographic distribution:
  Atlantic                 $   656    $   645
  Pacific and Mountain         377        328
  Central                      459        252
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------
Property type:
  Office                   $   577    $   467
  Retail                       512        359
  Industrial                   265        250
  Apartments                   106         94
  Residential and other         32         55
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


2.5 MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                               1999       1998      1997
----------------------------------------------------------
Balance at January 1         $     12    $    21   $    44
Provision for (recovery of)
 mortgage loan losses               4         (7)      (18)
Deductions                         (2)        (2)       (5)
----------------------------------------------------------
Balance at December 31       $     14    $    12   $    21
----------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $17 million, $13 million, and $28 million at December 31, 1999, 1998, and 1997, respectively. The average investment in impaired loans was $15 million, $20 million, and $37 million at December 31, 1999, 1998, and 1997, respectively. Interest income related to impaired loans was $0 for 1999 and 1998, and $3 million in 1997.

2.6 CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,823    $  5,469   $  5,175
Other                          17,388       9,711     13,228
------------------------------------------------------------
  Total                      $ 28,211    $ 15,180   $ 18,403
------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,829    $  4,444   $  4,224
Mortgage loans on
  real estate                     133         241        299
Equity securities                  42           8          3
Real estate                         4          17         22
Other                          16,781      10,022     12,952
------------------------------------------------------------
  Total                      $ 27,789    $ 14,732   $ 17,500
------------------------------------------------------------

                                        3

                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                   1999        1998        1997
-----------------------------------------------------------------
Balance at January 1             $    665    $    392    $    558
Deferrals:
  Commissions                          90          83          77
  Other acquisition costs             106          77          61
Amortization:
  Accretion of interest                78          73          65
  Operating earnings                 (134)       (128)       (107)
Offset to realized gains               (3)         (4)        (11)
Effect of net unrealized
  (gains) losses on securities        499         172        (251)
-----------------------------------------------------------------
Balance at December 31           $  1,301    $    665    $    392
-----------------------------------------------------------------


                                        4

                       COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                1999       1998      1997
-----------------------------------------------------------
Balance at January 1          $    22    $    --    $    --
Additions from acquisitions        --         24         --
Accretion of interest               1          1         --
Amortization                       (4)        (3)        --
-----------------------------------------------------------
Balance at December 31        $    19    $    22    $    --
-----------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3 million, $2 million, $2 million, $2 million, and $1 million.

                                        5

                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                  1999         1998
----------------------------------------------------------------------
Current tax liabilities (assets)                $      18    $     (14)
----------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                    31          438
  DPAC and CIP                                        451          230
  Other                                                40           32
----------------------------------------------------------------------
   Total deferred tax liabilities                     522          700
----------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                    (140)        (134)
  Basis differential of investments                  (176)          (2)
  Other                                                (8)          (8)
----------------------------------------------------------------------
   Gross deferred tax assets                         (324)        (144)
   Valuation allowance                                 68           --
----------------------------------------------------------------------
     Total deferred tax assets, net                  (256)        (144)
----------------------------------------------------------------------
  Net deferred tax liabilities                        266          556
----------------------------------------------------------------------
     Total income tax liabilities               $     284    $     542
----------------------------------------------------------------------

     The 1999 deferred tax asset applicable to basis differential of investments was due to unrealized losses on securities. Since a portion of this deferred tax asset may not be realized, a valuation allowance of $68 million was provided at December 31, 1999. This valuation allowance had no income statement impact.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                1999      1998           1997
------------------------------------------------------------------------------
Current:
  Federal                                      $ 133      $  78          $ 114
  State                                            4          2              3
------------------------------------------------------------------------------
    Total current income tax expense             137         80            117
------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                            48         35             29
  Policy reserves                                 (6)         4            (15)
  Basis differential of investments                8         13              4
  Other, net                                       8          5              9
------------------------------------------------------------------------------
    Total deferred income tax expense             58         57             27
------------------------------------------------------------------------------
       Income tax expense                      $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                                1999       1998           1997
------------------------------------------------------------------------------
Federal income tax rate                           35%        35%            35%
Income tax expense at applicable rate          $ 200      $ 147          $ 146
Dividends received deduction                     (13)        (8)            (5)
Tax-exempt interest (ESOP)                        (2)        (3)            (4)
State income taxes                                 5          4              4
Other items                                        5         (3)             3
------------------------------------------------------------------------------
  Income tax expense                           $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     Income taxes paid were as follows:

                                                1999      1998            1997
-------------------------------------------------------------------------------
Federal                                        $  99      $ 93           $ 106
State                                              1         3               3
-------------------------------------------------------------------------------



                                       6

                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2000 is $240 million.
                                       7

                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                 1999            1998
-------------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                            $ 132          $ 332
     Average receive rate                                        6.72 %         5.97%
     Average pay rate                                            6.52           5.37
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                                 $108          $ 108
     Average exchange rate                                       1.50           1.50
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Australian $)
     Notional amount (in U.S. $)                                $  23          $  --
     Average exchange rate                                       1.85             --
-------------------------------------------------------------------------------------

7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                                 1999           1998
-------------------------------------------------------------------------------------
Call swaptions
   Notional amount                                              $   2          $ 950
   Average strike rate                                           4.63%          4.07%
-------------------------------------------------------------------------------------
Put swaptions
   Notional amount                                              $   1          $ 690
   Average strike rate                                           8.50%          8.33%
-------------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 1999 expire in 2000. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.


7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.
-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

                                        8

                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                      1999                                   1998
                                                        ----------------------------------    -------------------------------------
                                                          FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
-----------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                  $       21,478*    $       21,478*    $       23,072 *    $     23,072
  Mortgage loans on real estate                                  1,414              1,478              1,252             1,213
  Policy loans                                                     806                849                801               789
  Short-term investments                                            94                 94                164               164
  Assets held in Separate Accounts                              21,390             21,390             14,712            14,712
Liabilities
  Insurance investment contracts                        $       21,817     $       23,441     $       23,314      $     23,219
  Liabilities related to Separate Accounts                      21,390             21,390             14,712            14,712
-----------------------------------------------------------------------------------------------------------------------------------

     * Includes derivative financial instruments with a fair value of ($4) in 1999 and $19 in 1998.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9

                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1999 were as follows:

     Operating expenses include $44 million in 1999, $47 million in 1998, and $22 million in 1997, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $2 million in 1999, $0 in 1998, and $1 million in 1997.

     On November 4, 1982, VALIC invested $12 million in ~13 1?2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 1999, 1998, and 1997. VALIC recognized $1 million in interest income during 1999, 1998, 1997.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 1999, 1998, and 1997. VALIC recognized $1 million of interest income on the note during 1999, 1998, and 1997.

     VALIC paid common stock dividends of $124 million, $34.69 per share; $181 million, $50.63 per share; and $379 million, $106.01 per share, to AGL in 1999, 1998, and 1997, respectively.

--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


9. TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC received capital contributions of $17 million, $122 million, and $250 million from AGL in 1999, 1998, and 1997, respectively.

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22 million and $26 million on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $130 million.


                                       10

                           COMMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $6 million, $5 million, and $7 million, at December 31, 1999, 1998, and 1997, respectively. The 1999 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       11

                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for Federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:


                                  1999      1998        1997
------------------------------------------------------------
Service cost (benefits earned)
  during period                 $   1     $    2      $    1
Interest cost on projected
  benefit obligation                2          1           1
Expected return on plan assets     (1)        (1)         --
------------------------------------------------------------
  Total pension expense         $   2     $    2      $    2
------------------------------------------------------------
Weighted-average discount rate
  on benefit obligation          7.75%      7.00%       7.25%
Rate of increase in
  compensation levels            4.25       4.25        4.00
Expected long-term rate of
  return on plan assets         10.35      10.25       10.00
------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 1999 and 1998 for VALIC's defined benefit pension plan:

                                             1999      1998
-----------------------------------------------------------
Projected benefit obligation               $   22    $   21
Plan assets at fair value                      18        15
-----------------------------------------------------------
Projected benefit obligation in excess of
 plan assets                                  (4)        (6)
Unrecognized net gain (loss)                  (2)         1
-----------------------------------------------------------
Net pension liability                      $   (6)   $   (5)
-----------------------------------------------------------

     At December 31, 1999, the plans' assets were invested as follows: (1) 71% in equity mutual funds managed outside of AGC; (2) 26% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 1% in AGC stock; and (4) 1% in deposit administration insurance contracts issued by AGC subsidiaries.


11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2.7 million and $2.4 million at year-end 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1999, 1998, and 1997 was immaterial.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions



                                       12

                        IMPACT OF YEAR 2000 (UNAUDITED)

     As of March 10, 2000, all of VALIC's major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following the transition into 2000. No interruptions to normal business operations have been experienced, including the processing of customer account data and transactions. VALIC will continue to monitor its technology systems, including critical third party dependencies, as necessary to maintain Year 2000 readiness. VALIC does not expect any future disruptions, if they occur, to have a material effect on the results of operations, liquidity, or financial condition.

     Through December 31, 1999, VALIC incurred and expensed pretax costs of $32 million related to Year 2000 readiness, including $5 million in 1999, $20 million in 1998, and $6 million in 1997. In addition, the planned replacement of certain systems was accelerated as part of the Year 2000 plans. The cost of these replacement systems was immaterial. VALIC does not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

--------------------------------------------------------------------------------
14

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                           PORTFOLIO DIRECTOR(R) PLUS
                              FOR SERIES 1 TO 12,
                              SERIES 1.20 TO 12.20
                            AND SERIES 1.40 TO 12.40

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 2000



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus dated May 1, 2000 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Distributor or from its registered sales representatives.


VA 10855-1 REV 5/00                    1

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
General Information.........................................    4
  Marketing Information.....................................    4
  Endorsements and Published Ratings........................    5
Types of Variable Annuity Contracts.........................    6
Federal Tax Matters.........................................    6
  Tax Consequences of Purchase Payments.....................    6
  Tax Consequences of Distributions.........................    8
  Special Tax Consequences -- Early Distribution............    9
  Special Tax Consequences -- Required Distributions........   10
  Tax Free Rollovers, Transfers and Exchanges...............   11
Exchange Privilege..........................................   11
  Exchanges From Portfolio Director.........................   12
  Exchanges From Portfolio Director 2.......................   12
  Exchanges From Independence Plus Contracts................   13
  Exchanges From V-Plan Contracts...........................   14
  Exchanges From SA-1 and SA-2 Contracts....................   15
  Exchanges From Impact Contracts...........................   16
  Exchanges From Compounder Contracts.......................   17
  Information Which May Be Applicable To Any Exchange.......   18
Calculation of Surrender Charge.............................   19
  Illustration of Surrender Charge on Total Surrender.......   19
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................   19
Purchase Unit Value.........................................   20
  Illustration of Calculation of Purchase Unit Value........   20
  Illustration of Purchase of Purchase Units................   20
Performance Calculations....................................   20
  AGSPC Money Market and American General Money Market
     Divisions Yields.......................................   20
  Calculation of Current Yield for AGSPC Money Market
     Division Six...........................................   20
  Calculation of Current Yield for American General Money
     Market Division 44.....................................   20
  Illustration of Calculation of Current Yield for AGSPC
     Money Market Division Six and American General Money
     Market Division 44.....................................   20
  Calculation of Effective Yield for AGSPC Money Market
     Division Six...........................................   21
  Calculation of Effective Yield for American General Money
     Market Division 44.....................................   21
  Illustration of Calculation of Effective Yield for AGSPC
     Money Market Division Six and American General Money
     Market Division 44.....................................   21
  Standardized Yield for Bond Fund Divisions................   21
  Calculation of Standardized Yield for Bond Fund
     Divisions..............................................   21
  Illustration of Calculation of Standardized Yield for Bond
     Fund Divisions.........................................   21
  Calculation of Average Annual Total Return................   22
  Calculation of MVA Option.................................   22
Performance Information.....................................   23
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to Benchmark Tables........................   23
  Performance Compared to Market Indices....................   23
  AGSPC Asset Allocation Division Five......................   27
  AGSPC Capital Conservation Division Seven.................   28
  AGSPC Government Securities Division Eight................   28
  AGSPC Growth Division Fifteen.............................   29
  AGSPC Growth & Income Division Sixteen....................   29
  AGSPC International Equities Division Eleven..............   30
  AGSPC International Government Bond Division Thirteen.....   31
  AGSPC MidCap Index Division Four..........................   31
  AGSPC Money Market Division Six...........................   32
  AGSPC Science & Technology Division Seventeen.............   33

                                                              PAGE
                                                              ----
  AGSPC Small Cap Index Division Fourteen...................   33
  AGSPC Social Awareness Division Twelve....................   34
  AGSPC Stock Index Division Ten............................   35
  American Century Ultra Division Thirty-One................   35
  American General Balanced Division Forty-Two..............   36
  American General Conservative Growth Lifestyle Division
     Fifty..................................................   36
  American General Core Bond Division Fifty-Eight...........   37
  American General Domestic Bond Division Forty-Three.......   38
  American General Growth Lifestyle Division Forty-Eight....   38
  American General High Yield Bond Division Sixty...........   39
  American General International Growth Division
     Thirty-Three...........................................   39
  American General International Value Division
     Thirty-Four............................................   40
  American General Large Cap Growth Division Thirty-Nine....   40
  American General Large Cap Value Division Forty...........   41
  American General Mid Cap Growth Division Thirty-Seven.....   41
  American General Mid Cap Value Division Thirty-Eight......   42
  American General Moderate Growth Lifestyle Division
     Forty-Nine.............................................   42
  American General Money Market Division Forty-Four.........   43
  American General Small Cap Growth Division Thirty-Five....   43
  American General Small Cap Value Division Thirty-Six......   44
  American General Socially Responsible Division
     Forty-One..............................................   44
  American General Strategic Bond Division Fifty-Nine.......   45
  Dreyfus Founders Growth Division Thirty...................   45
  Dreyfus Variable Investment Fund -- Small Cap Portfolio
     Division Eighteen......................................   46
  Evergreen Growth and Income Division Fifty-Six............   47
  Evergreen Small Cap Value Division Fifty-Five.............   47
  Evergreen Value Division Fifty-Seven......................   48
  Neuberger Berman Guardian Trust Division Twenty-Nine......   48
  Putnam Global Growth -- Class A Division Twenty-Eight.....   49
  Putnam New Opportunities -- Class A Division Twenty-Six...   50
  Putnam OTC & Emerging Growth -- Class A Division
     Twenty-Seven...........................................   50
  Scudder Growth and Income Division Twenty-One.............   51
  T. Rowe Price Small-Cap Stock Division Fifty-One..........   52
  Templeton Asset Strategy Division Nineteen................   52
  Templeton Foreign Division Thirty-Two.....................   53
  Templeton International Securities Division Twenty........   54
  Vanguard LifeStrategy Conservative Growth Division
     Fifty-Four.............................................   54
  Vanguard LifeStrategy Growth Division Fifty-Two...........   55
  Vanguard LifeStrategy Moderate Growth Division
     Fifty-Three............................................   56
  Vanguard Long-Term Corporate Division Twenty-Two..........   56
  Vanguard Long-Term Treasury Division Twenty-Three.........   57
  Vanguard Wellington Division Twenty-Five..................   58
  Vanguard Windsor II Division Twenty-Four..................   59
Payout Payments.............................................   60
  Assumed Investment Rate...................................   60
  Amount of Payout Payments.................................   60
  Payout Unit Value.........................................   60
  Illustration of Calculation of Payout Unit Value..........   61
  Illustration of Payout Payments...........................   61
Distribution of Variable Annuity Contracts..................   62
Experts.....................................................   62
Comments on Financial Statements............................   62

                              GENERAL INFORMATION


MARKETING INFORMATION


     The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities, healthcare organizations, state and local governments and other organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $4.2 billion as of December 31, 1999. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to 2,191,033 accounts as of December 31, 1999. As of December 31, 1999, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1999 the Company's assets totaled more than $47 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     The Company's growth can also be reviewed by examining certain milestones, the number of participant accounts and cash values amongst the various market segments or groups the Company targets. These markets include, but are not limited to, public, primary and secondary schools, colleges, universities, state and local government groups and healthcare markets.



     The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.



     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."



     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 1000 Value Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.



     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan(SM).



     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper") Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company may, from time to time, refer to the products of various investment advisers and sub-advisers referenced in the prospectus. The Company may mention assets under management and others facts specific to each adviser.



     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.


     The Company may, from time to time, compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director Plus to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.


ENDORSEMENTS AND PUBLISHED RATINGS



     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.



     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.


     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.


     The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.


     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. Morningstar has not, however, ranked the Neuberger Berman Guardian Trust. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.


     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.


TYPES OF VARIABLE ANNUITY
CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.


     The Contracts are non-participating and will not share in any of the profits of the Company.


FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director Plus, during life and at death.


     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.



     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.



     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes.


TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


     Your voluntary salary reduction contributions are generally limited to $10,500 ($9,500 before 1998; $10,000 in 1998 and 1999), although additional,
"catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:

 (i) are not active participants in another retirement plan, and are not married;

 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $32,000 or less ($31,000 for 1999, $30,000 for 1998, $25,000 or less prior to 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $52,000 or less ($51,000 for 1999, $50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after
     1998).


     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

 (i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 2000 you and your employer may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.


     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. In 2000, they may not exceed $10,500. This limit is indexed and may be increased in future years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.


     SIMPLE IRA. Employer and employee contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over

$100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or otherwise made available to the recipient.


     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.


     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A

"Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.

     A participant generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to 457 Plans.


     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.


     At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Owner at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.


TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.

     408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

     408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.


     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.


EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director Plus. These other contracts are listed in the prospec-tus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director Plus is provided below.

EXCHANGES FROM PORTFOLIO DIRECTOR

  Sales/Surrender Charges

     Portfolio Director and Portfolio Director Plus have the same provisions for imposing surrender charges upon total or partial surrenders. Portfolio Director and Portfolio Director Plus have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as Portfolio Director. Purchase Payments exchanged into Portfolio Director Plus will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Portfolio Director for purposes of calculating the surrender charge under Portfolio Director Plus.

  Other Charges

     Portfolio Director and Portfolio Director Plus have the same provisions for imposing the quarterly account maintenance fee.

     Portfolio Director and Portfolio Director Plus impose an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director Plus the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options


     Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, or other investment managers for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.



     Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different investment portfolios of American General Series Portfolio Company 3 ("AGSPC 3") and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


  Annuity Options

     Portfolio Director and Portfolio Director Plus provide the same annuity options.

EXCHANGES FROM PORTFOLIO DIRECTOR 2

  Sales/Surrender Charges

     Portfolio Director 2 and Portfolio Director Plus have the same provisions for imposing surrender charges upon total or partial surrenders. Portfolio Director 2 and Portfolio Director Plus have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as Portfolio Director 2. Purchase Payments exchanged into Portfolio Director Plus will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Portfolio Director 2 for purposes of calculating the surrender charge under Portfolio Director Plus.

  Other Charges

     Portfolio Director 2 and Portfolio Director Plus have the same provisions for imposing the quarterly account maintenance fee.

     Portfolio Director 2 and Portfolio Director Plus impose an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2 and Portfolio Director Plus), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director Plus the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options


     Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.



     Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different investment portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


  Annuity Options

     Portfolio Director, Portfolio Director 2 and Portfolio Director Plus provide the same annuity options.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director Plus and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed

Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AGSPC portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director Plus permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director Plus may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director Plus provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age
59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Directors Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director Plus, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director Plus does not provide for commutation. V-Plan Contracts and Portfolio Directors Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus ("Exchanged Amount"). Purchase Payments made to Portfolio Director Plus, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is as-sessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of AGSPC. This portfolio is managed by the Company for advisory fees at an annual rate of .28% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director Plus. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director Plus does not provide this option. SA-1 and Portfolio Director Plus, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director Plus also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director Plus which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AGSPC. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to
 .50% of each respective portfolio's average daily net assets. Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.


     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and the Portfolio Director Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus. Purchase Payments made to Portfolio Director Plus, however, would be subject to the surrender charge under Portfolio Director Plus. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.


     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director Plus provides for a designated period of 5 and 30 years. Unlike Portfolio Director Plus, the Compounder Contracts contain no "betterment of rates" provision.


INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director Plus are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director Plus or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director Plus are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director Plus generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.


     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.

                              TRANSACTION HISTORY

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
10/1/94.........................  Purchase Payment                                     $10,000
10/1/95.........................  Purchase Payment                                       5,000
10/1/96.........................  Purchase Payment                                      15,000
10/1/97.........................  Purchase Payment                                       2,000
10/1/98.........................  Purchase Payment                                       3,000
10/1/99.........................  Purchase Payment                                       4,000
12/31/99........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000



    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 10/1/94...................................   $    0
      2.   Surrender Charge against Purchase Payment of 10/1/95...................................   $  250
      3.   Surrender Charge against Purchase Payment of 10/1/96...................................   $  750
      4.   Surrender Charge against Purchase Payment of 10/1/97...................................   $  100
      5.   Surrender Charge against Purchase Payment of 10/1/98...................................   $  150
      6.   Surrender Charge against Purchase Payment of 10/1/99...................................   $  200
      Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6).........................   $1,450
 b.   Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
      Account Value at time of surrender              $ 50,000
      Less 10% not subject to Surrender Charge          -5,000
                                                   -----------
      Subject to Surrender Charge                       45,000
                                                      X    .05
                                                   -----------
      Surrender Charge based on Account Value           $2,250  ..................................   $2,250
 c.   Surrender Charge is the lesser of a or b....................................................   $1,450


 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
10/1/94.........................  Purchase Payment                                     $10,000
10/1/95.........................  Purchase Payment                                       5,000
10/1/96.........................  Purchase Payment                                      15,000
10/1/97.........................  Purchase Payment                                       2,000
10/1/98.........................  Purchase Payment                                       3,000
10/1/99.........................  Purchase Payment                                       4,000
12/31/99........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
2/1/00..........................  Full Surrender                                        35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $  1.800000
    2. Value of Fund share, beginning of
      period................................  $ 21.200000
    3. Change in value of Fund share........  $   .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily separate account fee*..........      .000027
         *Mortality and expense risk fee and
          administration and distribution
          fee of 1% per annum used for
          illustrative purposes.
    6. Net investment return (4)-(5)........      .023558
    7. Net investment factor 1.000000+(6)...     1.023558
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $  1.842404

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2)...............       55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................  $    102.36

                           PERFORMANCE CALCULATIONS*

     AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS YIELDS

        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                           7-Day Current Yield: 4.31%


   CALCULATION OF CURRENT YIELD FOR AMERICAN GENERAL MONEY MARKET DIVISION 44

                           7-Day Current Yield: 4.55%


ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX
                 AND AMERICAN GENERAL MONEY MARKET DIVISION 44

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1999 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


---------------

 * For different series of Portfolio Director Plus which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                          7-Day Effective Yield: 4.40%


  CALCULATION OF EFFECTIVE YIELD FOR AMERICAN GENERAL MONEY MARKET DIVISION 44

                          7-Day Effective Yield: 4.66%


 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                    SIX AND
                   AMERICAN GENERAL MONEY MARKET DIVISION 44

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1999 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                         365/7
             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      ] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

           CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


                                DIV. 7     DIV. 8    DIV. 13    DIV. 22    DIV. 23    DIV. 43    DIV. 58    DIV. 59    DIV. 60
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
Standardized Yield...........   6.31%      5.44%      3.28%      6.42%      5.60%      5.29%      5.64%      7.34%     10.21%


   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

     Example 7.


     The standardized yield quotation based on a 30-day period ended December 31, 1999 is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                6
                         YIELD = 2 [( a - b + 1)  - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 1999, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:


                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV =   redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the
                         beginning of the 1, 5, or 10 year periods (or fractional
                         portion thereof)


     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.


     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.



                           CALCULATION OF MVA OPTION



     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.



     The market value adjustment is determined by the formula below, using the following factors:



     - A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;



     - B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;



     - N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and



     - The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.



     The market value adjustment will equal:



     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:



                          [(1+A)/(1+B+0.005)](N/12)-1



     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.



     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return for certain Divisions as compared to the benchmarks shown. For different series of Portfolio Director Plus which may have lower charges during the purchase period those amounts shown in the following tables will be higher.


     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" in the prospectus.)


     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from the Underlying Fund. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES


     The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily in accordance with an asset allocation model. The performance of the equity securities sector of the Division may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 73% of the aggregate United States equity markets capitalization.


---------------


* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC MidCap Index Fund and AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

     The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.


     The performance of AGSPC Capital Conservation Division Seven may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.



     The performance of AGSPC Growth Division Fifteen, AGSPC Growth & Income Division Sixteen, AGSPC Science & Technology Division Seventeen, AGSPC Social Awareness Division Twelve, AGSPC Stock Index Division Ten, American General Socially Responsible Division Forty-One, Evergreen Value Division Fifty-Seven, Dreyfus Founders Growth Division Thirty, Neuberger Berman Guardian Trust Division Twenty-Nine, Putnam New Opportunities Division Twenty-Six, Putnam OTC & Emerging Growth Division Twenty-Seven, Scudder Growth and Income Division Twenty-One, and Vanguard Windsor II Division Twenty-Four may be compared to the S&P 500(R) Index.



     The performance of AGSPC Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.



     The performance of AGSPC International Equities Division Eleven and Templeton Foreign Division Thirty-Two may be compared to the EAFE Index. The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.


     The performance of the AGSPC International Government Bond Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.


     The performance of the AGSPC MidCap Index Division Four may be compared to the record of the S&P 500(R) Index and S&P MidCap 400 Index. American General Mid Cap Value Division Thirty-Eight, American General Mid Cap Growth Division Thirty-Seven and Evergreen Growth and Income Division Fifty-Six may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.64 billion as of March 31, 2000. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.


     The performance of AGSPC Money Market Division Six and American General Money Market Division Forty-Four may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of the AGSPC Small Cap Index Division Fourteen, American General Small Cap Growth Division Thirty-Five, American General Small Cap Value Division Thirty-Six, Dreyfus Small Cap Division Eighteen, Evergreen Small Cap Equity Income Division Fifty-Five, Putnam OTC & Emerging Growth Division Twenty-Seven, and T. Rowe Price Small-Cap Stock Division Fifty-One may be compared to the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size.


     The performance of the American Century Ultra Division Thirty-One may be compared to both the S&P 500(R) Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers (NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1999, over 4,000 issues were contained in the NASDAQ Composite Price Index.


     The performance of the American General Balanced Division Forty-Two may be compared to both the S&P 500(R) Index and the Lehman Brothers Government and Corporate Index. The performance of the American General Domestic Bond Division Forty-Three may be compared to the Lehman Brothers Government and Corporate Index. The Lehman Brothers Government and Corporate Index is a subset of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Government and Corporate Index represents both Treasury and agency government issues and SEC registered Corporate and Yankee bond issuers, with maturities of over one year. The corporate bond subset is representative of all of the major industries. The index was developed in January, 1973.

     The performance of the American General Large Cap Growth Division Thirty-Nine may be compared to the Russell 1000 Growth Index. The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index was developed with a base value of 130.00 as of December 31, 1986. The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The Russell 3000 Index is comprised of stocks within the Russell 1000 and the Russell 2000 Indices. The Index was developed with a base value of
140.00 as of December 31, 1986.


     The performance of the American General Large Cap Value Division Forty and Evergreen Value Fund may be compared to the Russell 1000 Index.


     The performance of American General International Growth Division Thirty-Three and American General International Value Division Thirty-Four may be compared to the Salomon Primary Market Index World ("Salomon World Index"). The Salomon Primary Market Index World is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. The Broad Market Index (BMI) is segregated into the Primary Market Index (PMI) and Extended Market Index (EMI) consisting of large and small capitalization issues, respectively.


     The performance of Putnam Global Growth -- Class A Division Twenty-Eight may be compared to the Morgan Stanley Capital International All Country World Free Index ("MSCI All Country World Free Index"). Total returns (with income reinvested) for the MSCI All Country World Free Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes. The Division currently compares its performance with the index using the second method. The unmanaged MSCI


---------------


** The "Russell 2000(R) Index" and the "Russell 1000(R) Index" are trademark/servicemarks of the Frank Russell Trust Company. RussellTM is a trademark of the Frank Russell Company.

All Country World Free Index is an unmanaged index of global equity securities available to non-domestic investors, with all values expressed in U.S. dollars.



     The performance of the Templeton Asset Strategy Division Nineteen may be compared to the performance of the equity securities sector of the Division as reflected in the MSCI All Country World Free. The performance of the intermediate or long-term debt securities sector may be compared to the JP Morgan Global Government Bond Index. The unmanaged MSCI Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. The performance of Division Twenty-Eight may also be compared to the S&P 500 Index. The JP Morgan Global Government Bond Index tracks the performance of government bond markets in thirteen countries.



     The performance of the Templeton International Securities Division Twenty may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1,364 issues from 22 countries as well as certain South Africa gold. Total returns (with income reinvested) for the MSCI World Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with these indexes using the second method.



     The performance of the Vanguard LifeStrategy Growth Division Fifty-Two may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks, bonds and cash reserves comprised of the Wilshire 5000 Index (65%), the Lehman Brothers Aggregate Bond Index (20%) and the Total International Composite Index (15%). The Lehman Brothers Aggregate Bond Index is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities rated BBB- or better. The Wilshire 5000 Index consists of common equity securities, covering all stocks in the U.S. for which daily pricing is available.



     The performance of the Vanguard LifeStrategy Moderate Growth Division Fifty-Three may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks, bonds, and cash reserves comprised of the Wilshire 5000 Index (50%), the Lehman Brothers Aggregate Bond Index (40%) and the Total International Composite Index (10%).



     The performance of the Vanguard LifeStrategy Conservative Growth Division Fifty-Four may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks, bonds, and cash reserves comprised of the Lehman Brothers Aggregate Bond Index (40%), the Wilshire 5000 Index (35%), the Salomon Smith Barney 3-Month Treasury Index (20%) and the Total International Composite Index (5%).


     The performance of the Vanguard Long-Term Corporate Division Twenty-Two may be compared to the Lehman Long-Term Corporate AA or Better Bond Index. This index consists of all publicly issued, fixed rate, non-convertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

     The performance of the Vanguard Long-Term Treasury Division Twenty-Three may be compared to the Lehman Brothers U.S. Treasury Long-Term Index. This index measures a Fund's sensitivity to interest rate changes. This index was initiated in 1976 and is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of ten years or greater.


     The performance of the Vanguard Wellington Division Twenty-Five may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks and bonds, comprised of the S&P 500 Index (65%) and the Merrill Lynch Corporate Master Index (35%).


     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account

Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

AGSPC ASSET ALLOCATION* DIVISION FIVE PERFORMANCE COMPARED TO S&P 500 INDEX; MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                  ASSET ALLOCATION                            S&P 500           BLENDED
                   DIVISION FIVE                               INDEX            INDEX***
----------------------------------------------------          --------          --------
01/01/90..................................  $10,000           $10,000           $10,000
12/31/90..................................    9,662             9,689            10,221
12/31/91..................................   11,607            12,642            12,556
12/31/92..................................   11,408            13,605            13,467
12/31/93..................................   12,343            14,976            14,773
12/31/94..................................   12,060            15,174            14,772
12/31/95..................................   14,900            20,876            18,819
12/31/96..................................   16,388            25,671            21,422
12/31/97..................................   19,895            34,234            26,122
12/31/98..................................   23,314            44,018            31,313
12/31/99..................................   25,796            53,283            34,750


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                10 YEARS    5 YEARS    1 YEAR
                                                                --------    -------    ------
Investment Division**
     AGSPC Asset Allocation Division Five...................     157.96%    113.90%     10.65%
Benchmark Comparison
     S&P 500 Index..........................................     432.83%    251.15%     21.05%
     Blended Index***.......................................     247.50%    135.23%     10.98%


---------------

  * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 ** This Division was initiated on September 6, 1983.

*** The Blended Index reflects an allocation of investments in the following
    Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

AGSPC CAPITAL CONSERVATION DIVISION SEVEN PERFORMANCE COMPARED TO
MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                          MERRILL LYNCH
                     CAPITAL CONSERVATION                                CORPORATE MASTER
                        DIVISION SEVEN                                        INDEX
---------------------------------------------------------------          ----------------
01/01/90.............................................  $10,000               $10,000
12/31/90.............................................    9,872                10,737
12/31/91.............................................   11,452                12,695
12/31/92.............................................   12,317                13,853
12/31/93.............................................   13,657                15,575
12/31/94.............................................   12,695                15,051
12/31/95.............................................   15,181                18,299
12/31/96.............................................   15,295                18,919
12/31/97.............................................   16,440                20,884
12/31/98.............................................   17,476                22,705
12/31/99.............................................   17,230                22,277


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS   5 YEARS     1 YEAR
                                                              --------   -------     ------
Investment Division*
     AGSPC Capital Conservation Division Seven..............    72.30%     35.72%    (1.40)%
Benchmark Comparison
     Merrill Lynch Corporate Master Index...................   122.77%     48.01%    (1.89)%


---------------

* The Division was initiated on January 16, 1986.

AGSPC GOVERNMENT SECURITIES DIVISION EIGHT PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                         LEHMAN BROTHERS
                     GOVERNMENT SECURITIES                                U.S. TREASURY
                        DIVISION EIGHT                                   COMPOSITE INDEX
---------------------------------------------------------------          ---------------
01/01/90.............................................  $10,000               $10,000
12/31/90.............................................   10,491                10,861
12/31/91.............................................   11,917                12,529
12/31/92.............................................   12,648                13,435
12/31/93.............................................   13,875                14,878
12/31/94.............................................   13,120                14,368
12/31/95.............................................   15,260                17,005
12/31/96.............................................   15,397                17,476
12/31/97.............................................   16,602                19,131
12/31/98.............................................   17,908                21,059
12/31/99.............................................   17,238                20,518

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                               10 YEARS   5 YEARS     1 YEAR
                                                               --------   -------     ------
Investment Division*
     AGSPC Government Securities Division Eight.............     72.38%     31.39%    (3.74)%
Benchmark Comparison
     Lehman Brothers U.S. Treasury Composite Index..........    105.18%     42.81%    (2.57)%


---------------

* The Division was initiated on January 16, 1986.

AGSPC GROWTH DIVISION FIFTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   10,018            10,407
12/31/95...................................................   14,667            14,318
12/31/96...................................................   17,333            17,606
12/31/97...................................................   20,765            23,480
12/31/98...................................................   24,286            30,191
12/31/99...................................................   25,822            36,545


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Growth Division Fifteen........................    158.22%      157.75%        6.33%
Benchmark Comparison
     S&P 500 Index........................................    265.45%      251.15%       21.05%


---------------

* This Division was initiated on April 29, 1994.


AGSPC GROWTH & INCOME DIVISION SIXTEEN PERFORMANCE COMPARED TO S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                           GROWTH & INCOME                                     S&P 500
                          DIVISION SIXTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................    9,932            10,407
12/31/95...................................................   12,966            14,318
12/31/96...................................................   15,831            17,606
12/31/97...................................................   19,409            23,480
12/31/98...................................................   22,012            30,191
12/31/99...................................................   26,770            36,545

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Growth & Income Division Sixteen...............    167.70%      169.54%       21.61%
Benchmark Comparison
     S&P 500 Index........................................    265.45%      251.15%       21.05%


---------------

 * This Division was initiated on April 29, 1994.

AGSPC INTERNATIONAL EQUITIES DIVISION ELEVEN PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                       INTERNATIONAL EQUITIES                                    EAFE
                           DIVISION ELEVEN                                      INDEX
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    7,910             7,655
12/31/91...................................................    8,705             8,584
12/31/92...................................................    7,459             7,539
12/31/93...................................................    9,591             9,993
12/31/94...................................................   10,253            10,771
12/31/95...................................................   11,245            11,978
12/31/96...................................................   11,891            12,702
12/31/97...................................................   12,031            12,928
12/31/98...................................................   14,145            15,513
12/31/99...................................................   18,088            19,696


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS       1 YEAR
                                                              --------     -------       ------
Investment Division*
     AGSPC International Equities Division Eleven...........    80.88%       76.42%       27.88%
Benchmark Comparison
     EAFE Index.............................................    96.96%       82.87%       26.96%


---------------

 * This Division was initiated on October 2, 1989.

AGSPC INTERNATIONAL GOVERNMENT BOND DIVISION THIRTEEN PERFORMANCE COMPARED TO SALOMON BROTHERS NON-U.S. DOLLAR WORLD GOVERNMENT BOND INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                               SALOMON BROTHERS
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                 GOVERNMENT
                          DIVISION THIRTEEN                                       BOND INDEX
---------------------------------------------------------------------          ----------------
10/01/91...................................................  $10,000                $10,000
12/31/91...................................................   10,905                 11,042
12/31/92...................................................   11,128                 11,540
12/31/93...................................................   12,583                 13,246
12/31/94...................................................   13,014                 13,999
12/31/95...................................................   15,308                 16,692
12/31/96...................................................   15,822                 17,331
12/31/97...................................................   14,906                 16,568
12/31/98...................................................   17,280                 19,497
12/31/99...................................................   16,091                 18,489


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION     5 YEARS       1 YEAR
                                                              ---------     -------       ------
Investment Division*
     AGSPC International Government Bond Division
       Thirteen.............................................    60.91%        23.65%      (6.88)%
Benchmark Comparison
     Salomon Brothers Non-U.S. Dollar World Government Bond
       Index................................................    84.89%        32.07%      (5.17)%


---------------

* This Division was initiated on October 1, 1991.


AGSPC MIDCAP INDEX* DIVISION FOUR PERFORMANCE COMPARED TO S&P MIDCAP 400 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                                S&P
                           MIDCAP INDEX                                      MIDCAP 400
                           DIVISION FOUR                                       INDEX
-------------------------------------------------------------------          ----------
10/01/91.................................................  $10,000            $10,000
12/31/91.................................................   11,163             11,229
12/31/92.................................................   12,143             12,566
12/31/93.................................................   13,574             14,320
12/31/94.................................................   12,936             13,806
12/31/95.................................................   16,718             18,078
12/31/96.................................................   19,661             21,557
12/31/97.................................................   25,648             28,506
12/31/98.................................................   30,214             33,947
12/31/99.................................................   34,376             38,948

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                             SINCE
                                                           INCEPTION     5 YEARS       1 YEAR
                                                           ---------     -------       ------
Investment Division*
     AGSPC MidCap Index Division Four....................   243.76%       165.74%       13.78%
Benchmark Comparison
     S&P MidCap 400 Index................................   289.48%       182.11%       14.73%


---------------


 * The MidCap Index Fund was formerly known as the Capital Accumulation Fund. Effective October 1, 1991, the Fund revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. ** The Division was originally initiated on October 13, 1982.


AGSPC MONEY MARKET DIVISION SIX PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                   MONEY MARKET                             PRIMARY
                   DIVISION SIX                             CD INDEX
--------------------------------------------------          --------
01/01/90................................  $10,000           $10,000
12/31/90................................   10,683            10,800
12/31/91................................   11,163            11,390
12/31/92................................   11,411            11,749
12/31/93................................   11,602            12,053
12/31/94................................   11,923            12,483
12/31/95................................   12,460            13,100
12/31/96................................   12,955            13,694
12/31/97................................   13,490            14,349
12/31/98................................   14,047            15,023
12/31/99................................   14,568            15,693


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS       1 YEAR
                                                              --------     -------       ------
Investment Division*
     AGSPC Money Market Division Six........................    45.68%       22.19%        3.71%
Benchmark Comparison
     Primary CD Index.......................................    56.93%       25.71%        4.46%


---------------

* The Division was initiated on January 16, 1986.

AGSPC SCIENCE & TECHNOLOGY DIVISION SEVENTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                        SCIENCE & TECHNOLOGY                                   S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,407
12/31/95...................................................   19,972            14,318
12/31/96...................................................   22,505            17,606
12/31/97...................................................   22,857            23,480
12/31/98...................................................   32,162            30,191
12/31/99...................................................   63,990            36,545


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Science & Technology Division Seventeen........    539.90%      412.86%       98.96%
Benchmark Comparison
     S&P 500 Index........................................    265.45%      251.15%       21.05%


---------------

* This Division was initiated on April 29, 1994.

AGSPC SMALL CAP INDEX DIVISION FOURTEEN PERFORMANCE COMPARED TO RUSSELL 2000
INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                         SMALL CAP INDEX                                    RUSSELL 2000
                        DIVISION FOURTEEN                                      INDEX
------------------------------------------------------------------          ------------
05/01/92................................................  $10,000             $10,000
12/31/92................................................   11,128              11,416
12/31/93................................................   12,772              13,571
12/31/94................................................   12,223              13,324
12/31/95................................................   15,449              17,114
12/31/96................................................   17,854              19,937
12/31/97................................................   21,636              24,396
12/31/98................................................   21,005              23,775
12/31/99................................................   25,226              28,828

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION    5 YEARS      1 YEAR
                                                              ---------    -------      ------
Investment Division*
     AGSPC Small Cap Index Division Fourteen................    152.26%     106.38%      20.10%
Benchmark Comparison
     Russell 2000 Index.....................................    188.28%     116.37%      21.26%


---------------

* This Division was initiated on May 1, 1992.

AGSPC SOCIAL AWARENESS DIVISION TWELVE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,779             9,689
12/31/91...................................................   12,382            12,642
12/31/92...................................................   12,668            13,605
12/31/93...................................................   13,534            14,976
12/31/94...................................................   13,207            15,174
12/31/95...................................................   18,169            20,876
12/31/96...................................................   22,304            25,671
12/31/97...................................................   29,558            34,234
12/31/98...................................................   37,250            44,018
12/31/99...................................................   43,756            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS    5 YEARS      1 YEAR
                                                              --------    -------      ------
Investment Division*
     AGSPC Social Awareness Division Twelve.................   337.56%     231.31%      17.46%
Benchmark Comparison
     S&P 500 Index..........................................   432.83%     251.15%      21.05%


---------------

* This Division was initiated on October 2, 1989.

AGSPC STOCK INDEX DIVISION TEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                              STOCK INDEX                                              S&P 500
                              DIVISION TEN                                              INDEX
------------------------------------------------------------------------            -------------
01/01/90.................................................  $      10,000            $      10,000
12/31/90.................................................          9,517                    9,689
12/31/91.................................................         12,154                   12,642
12/31/92.................................................         12,833                   13,605
12/31/93.................................................         13,960                   14,976
12/31/94.................................................         13,918                   15,174
12/31/95.................................................         18,921                   20,876
12/31/96.................................................         22,994                   25,671
12/31/97.................................................         30,299                   34,234
12/31/98.................................................         38,522                   44,018
12/31/99.................................................         45,985                   53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                  10 YEARS     5 YEARS       1 YEAR
                                                  --------     --------     --------
Investment Division*
     AGSPC Stock Index Division Ten.............  359.85%      230.40%       19.37%
Benchmark Comparison
     S&P 500 Index..............................  432.83%      251.15%       21.05%


---------------

* This Division was initiated on April 20, 1987.


AMERICAN CENTURY ULTRA* DIVISION THIRTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX AND NASDAQ COMPOSITE INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                              NASDAQ
                          ULTRA                                 S&P 500      COMPOSITE
                   DIVISION THIRTY-ONE                           INDEX       INDEX***
----------------------------------------------------------      -------      ---------
01/01/90.........................................  $10,000      $10,000       $10,000
12/31/90.........................................   10,822        9,689         8,220
12/31/91.........................................   19,965       12,642        12,892
12/31/92.........................................   20,005       13,605        14,884
12/31/93.........................................   24,114       14,976        17,079
12/31/94.........................................   22,999       15,174        16,533
12/31/95.........................................   31,332       20,876        23,133
12/31/96.........................................   35,227       25,671        28,386
12/31/97.........................................   42,886       34,234        34,527
12/31/98.........................................   57,099       44,018        48,210
12/31/99.........................................   79,941       53,283        89,471

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     American Century Ultra Division Thirty-One...........   699.41%      247.59%       40.00%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%
     NASDAQ Composite Index***............................   794.71%      441.16%       85.59%


---------------

  * The American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Fund.

 ** This Division was initiated on July 1, 1996.


*** Does not include dividends reinvested.


AMERICAN GENERAL BALANCED DIVISION FORTY-TWO PERFORMANCE COMPARED TO S&P 500 INDEX AND LEHMAN BROTHERS GOVERNMENT AND CORPORATE INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                              BALANCED                                        BLENDED
                         DIVISION FORTY-TWO                                   INDEX**
--------------------------------------------------------------------          -------
09/22/98...................................................  $10,000          $10,000
12/31/98...................................................   11,412           11,267
12/31/99...................................................   12,904           12,552



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Balanced Division Forty-Two...........    29.04%       13.07%
Benchmark Comparison
     Blended Index**........................................    25.52%       11.40%


---------------


 * This Division was initiated on September 22, 1998.



** The Blended Index is composed of the following indices: S&P 500 Index 60% and
   Lehman Brothers Government and Corporate Index 40%.



AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE DIVISION FIFTY COMPARED TO BLENDED INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                  CONSERVATIVE GROWTH LIFESTYLE                              BLENDED
                          DIVISION FIFTY                                    INDEX(1)**
------------------------------------------------------------------          ----------
09/22/98.................................................  $10,000           $10,000
12/31/98.................................................   11,278            11,126
12/31/99.................................................   12,684            12,309

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                      (PERIOD ENDED DECEMBER 31, 1999)(1)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Conservative Growth Lifestyle Division
      Fifty.................................................    26.84%       12.47%
Benchmark Comparison
     Blended Index(1)**.....................................    23.09%       10.63%


---------------


(1) Reflects returns from October 1, 1998 to December 31, 1999, because the benchmark's value is only published at the end of each month.



  * This Division was initiated on September 22, 1998.



 ** The Conservative Growth Lifestyle Blended Index is composed of the following indices: EAFE 5%, Salomon Brothers Primary Market Index 5%, S&P 500 15%, Russell 1000 Value 15%, Russell Mid Cap Growth 5%, Russell Mid Cap Value 5%, Lehman Aggregate 40%, Russell 2000 Growth 5% and Russell 2000 Value 5%.


AMERICAN GENERAL CORE BOND DIVISION FIFTY-EIGHT PERFORMANCE COMPARED TO LEHMAN BROTHERS AGGREGATE INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                                                                             LEHMAN
                           CORE BOND                                        BROTHERS
                     DIVISION FIFTY-EIGHT                                AGGREGATE INDEX
---------------------------------------------------------------          ---------------
09/22/98..............................................  $10,000              $10,000
12/31/98..............................................   10,186               10,145
12/31/99..............................................    9,993               10,061



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Core Bond Division Fifty-Eight........    (0.07)%      (1.89)%
Benchmark Comparison
     Lehman Brothers Aggregate Index........................     0.61%       (0.83)%


---------------


 * This Division was initiated on September 22, 1998.

AMERICAN GENERAL DOMESTIC BOND DIVISION FORTY-THREE PERFORMANCE COMPARED TO

LEHMAN BROTHERS AGGREGATE INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        DOMESTIC BOND                                   LEHMAN BROTHERS
                     DIVISION FORTY-THREE                               AGGREGATE INDEX
--------------------------------------------------------------          ---------------
09/22/98.............................................  $10,000              $10,000
12/31/98.............................................   10,286               10,145
12/31/99.............................................    9,894               10,061



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Domestic Bond Division Forty-Three....    (1.06)%      (3.81)%
Benchmark Comparison
     Lehman Brothers Aggregate Index........................     0.61%       (0.83)%


---------------


* This Division was initiated on September 22, 1998



AMERICAN GENERAL GROWTH LIFESTYLE DIVISION FORTY-EIGHT COMPARED TO BLENDED INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        GROWTH LIFESTYLE                                    BLENDED
                      DIVISION FORTY-EIGHT                                 INDEX(1)**
----------------------------------------------------------------          ------------
09/22/98...............................................  $10,000            $10,000
12/31/98...............................................   11,630             11,709
12/31/99...............................................   15,001             13,867



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                      (PERIOD ENDED DECEMBER 31, 1999)(1)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Growth Lifestyle Division
      Forty-Eight...........................................   50.01%        28.99%
Benchmark Comparison
     Blended Index(1)**.....................................   38.67%        18.43%


---------------


(1) Reflects returns from October 1, 1998 to December 31, 1999, because the benchmark's value is only published at the end of each month.



 *  This Division was initiated on September 22, 1998.



 ** The Growth Lifestyle Blended Index is composed of the following indices:
    EAFE 15%, Salomon Brothers Primary Market Index 15%, S&P 500 13%, Russell 1000 Value 12%, Russell Mid Cap Growth 7%, Russell Mid Cap Value 8%, Lehman Aggregate 10%, Russell 2000 Growth 10% and Russell 2000 Value 10%.

AMERICAN GENERAL HIGH YIELD BOND DIVISION SIXTY PERFORMANCE COMPARED TO SALOMON BROTHERS HIGH YIELD MARKET INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                                                                       SALOMON BROTHERS
                       HIGH YIELD BOND                                 HIGH YIELD MARKET
                       DIVISION SIXTY                                      INDEX(1)
-------------------------------------------------------------          -----------------
09/22/98............................................  $10,000               $10,000
12/31/98............................................   10,506                10,350
12/31/99............................................   10,734                10,529



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                      (PERIOD ENDED DECEMBER 31, 1999)(1)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division *
     American General High Yield Bond Division Sixty........    7.34%         2.17%
Benchmark Comparison
     Salomon Brothers High Yield Market Index(1)............    5.29%         1.74%


---------------


(1) Reflects returns from October 1, 1998 to December 31, 1999, because the benchmark's value is only published at the end of each month.



 *  This Division was initiated on September 22, 1998.


AMERICAN GENERAL INTERNATIONAL GROWTH DIVISION THIRTY-THREE PERFORMANCE COMPARED TO
SALOMON PRIMARY MARKET WORLD INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                                                                        SALOMON PRIMARY
                     INTERNATIONAL GROWTH                                MARKET WORLD
                    DIVISION THIRTY-THREE                                    INDEX
--------------------------------------------------------------          ---------------
09/22/98.............................................  $10,000              $10,000
12/31/98.............................................   11,031               12,092
12/31/99.............................................   17,148               15,056

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General International Growth Division
      Thirty-Three..........................................    71.48%       55.45%
Benchmark Comparison
     Salomon Primary Market World Index.....................    50.56%       24.51%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL INTERNATIONAL VALUE DIVISION THIRTY-FOUR PERFORMANCE COMPARED
TO
SALOMON PRIMARY MARKET WORLD INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                                                                        SALOMON PRIMARY
                     INTERNATIONAL VALUE                                 MARKET WORLD
                     DIVISION THIRTY-FOUR                                    INDEX
--------------------------------------------------------------          ---------------
09/22/98.............................................  $10,000              $10,000
12/31/98.............................................   11,998               12,092
12/31/99.............................................   19,987               15,056



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General International Value Division
      Thirty-Four...........................................    99.87%       66.59%
Benchmark Comparison
     Salomon Primary Market World Index.....................    50.56%       24.51%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL LARGE CAP GROWTH DIVISION THIRTY-NINE PERFORMANCE COMPARED TO

RUSSELL 1000 GROWTH INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        LARGE CAP GROWTH                                   RUSSELL 1000
                      DIVISION THIRTY-NINE                                 GROWTH INDEX
-----------------------------------------------------------------          ------------
09/22/98................................................  $10,000            $10,000
12/31/98................................................   12,136             12,629
12/31/99................................................   16,310             16,816

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Large Cap Growth Division
      Thirty-Nine...........................................    63.10%       34.39%
Benchmark Comparison
     Russell 1000 Growth Index..............................    68.16%       33.16%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL LARGE CAP VALUE DIVISION FORTY PERFORMANCE COMPARED TO

RUSSELL 1000 VALUE INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                         LARGE CAP VALUE                                   RUSSELL 1000
                         DIVISION FORTY                                    VALUE INDEX
-----------------------------------------------------------------          ------------
09/22/98................................................  $10,000            $10,000
12/31/98................................................   11,571             11,605
12/31/99................................................   12,094             12,458



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Large Cap Value Division Forty........    20.94%        4.52%
Benchmark Comparison
     Russell 1000 Value Index...............................    24.58%        7.35%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL MID CAP GROWTH DIVISION THIRTY-SEVEN PERFORMANCE COMPARED TO

RUSSELL MID CAP GROWTH INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        MID CAP GROWTH                                  RUSSELL MID CAP
                    DIVISION THIRTY-SEVEN                                GROWTH INDEX
--------------------------------------------------------------          ---------------
09/22/98.............................................  $10,000              $10,000
12/31/98.............................................   12,498               12,515
12/31/99.............................................   13,198               18,935

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Mid Cap Growth Division
      Thirty-Seven..........................................    31.98%        5.60%
Benchmark Comparison
     Russell Mid Cap Growth.................................    89.35%       51.29%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL MID CAP VALUE DIVISION THIRTY-EIGHT PERFORMANCE COMPARED TO

RUSSELL MID CAP VALUE INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        MID CAP VALUE                                   RUSSELL MID CAP
                    DIVISION THIRTY-EIGHT                                 VALUE INDEX
--------------------------------------------------------------          ---------------
09/22/98.............................................  $10,000              $10,000
12/31/98.............................................   11,980               11,313
12/31/99.............................................   14,529               11,300



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Mid Cap Value Division Thirty-Eight...    45.29%       21.28%
Benchmark Comparison
     Russell Mid Cap Value..................................    13.00%       (0.11)%


---------------


* This Division was initiated on September 22, 1998.



AMERICAN GENERAL MODERATE GROWTH LIFESTYLE DIVISION FORTY-NINE COMPARED TO


BLENDED INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                    MODERATE GROWTH LIFESTYLE                                BLENDED
                       DIVISION FORTY-NINE                                  INDEX(1)**
-----------------------------------------------------------------          ------------
09/22/98................................................  $10,000            $10,000
12/31/98................................................   11,483             11,398
12/31/99................................................   13,538             12,967

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                      (PERIOD ENDED DECEMBER 31, 1999)(1)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Moderate Growth Lifestyle Division
      Forty-Nine............................................    35.38%       17.90%
Benchmark Comparison
     Blended Index(1)**.....................................    29.67%       13.77%


---------------


(1) Reflects returns from October 1, 1998 to December 31, 1999, because the benchmark's value is only published at the end of each month.



 * This Division was initiated on September 22, 1998.



** The Moderate Growth Lifestyle Blended Index is composed of the following indices: EAFE 7%, Salomon Brothers Primary Market Index 8%, S&P 500 15%, Russell 1000 Value 15%, Russell Mid Cap Growth 7%, Russell Mid Cap Value 8%, Lehman Aggregate 25%, Russell 2000 Growth 7% and Russell 2000 Value 8%.


AMERICAN GENERAL MONEY MARKET DIVISION FORTY-FOUR PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                           MONEY MARKET                                     PRIMARY CD
                       DIVISION FORTY-FOUR                                    INDEX
------------------------------------------------------------------          ----------
09/22/98.................................................  $10,000           $10,000
12/31/98.................................................   10,108            10,122
12/31/99.................................................   10,511            10,573



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Money Market Division Forty-Four......    5.11%         3.98%
Benchmark Comparison
     Primary CD Index.......................................    5.73%         4.46%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL SMALL CAP GROWTH DIVISION THIRTY-FIVE PERFORMANCE COMPARED TO

RUSSELL 2000 GROWTH INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        SMALL CAP GROWTH                                   RUSSELL 2000
                      DIVISION THIRTY-FIVE                                 GROWTH INDEX
-----------------------------------------------------------------          ------------
09/22/98................................................  $10,000            $10,000
12/31/98................................................   12,230             12,422
12/31/99................................................   20,598             17,774

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Small Cap Growth Division
      Thirty-Five...........................................   105.98%       68.43%
Benchmark Comparison
     Russell 2000 Growth Index..............................    77.74%       43.09%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL SMALL CAP VALUE DIVISION THIRTY-SIX PERFORMANCE COMPARED TO

RUSSELL 2000 VALUE INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                         SMALL CAP VALUE                                   RUSSELL 2000
                       DIVISION THIRTY-SIX                                 VALUE INDEX
-----------------------------------------------------------------          ------------
09/22/98................................................  $10,000            $10,000
12/31/98................................................   11,104             10,943
12/31/99................................................   10,297             10,780



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Small Cap Value Division Thirty-Six...    2.97%        (7.27)%
Benchmark Comparison
     Russell 2000 Value Index...............................    7.80%        (1.49)%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL SOCIALLY RESPONSIBLE DIVISION FORTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        SOCIALLY RESPONSIBLE                                  S&P 500
                         DIVISION FORTY-ONE                                    INDEX
--------------------------------------------------------------------          -------
09/22/98...................................................  $10,000          $10,000
12/31/98...................................................   11,915           12,052
12/31/99...................................................   13,963           14,588

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Socially Responsible Division
      Forty-One.............................................    39.63%       17.19%
Benchmark Comparison
     S&P 500 Index..........................................    45.88%       21.05%


---------------


* This Division was initiated on September 22, 1998.


AMERICAN GENERAL STRATEGIC BOND DIVISION FIFTY-NINE PERFORMANCE COMPARED TO LEHMAN BROTHERS AGGREGATE INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 22, 1998



                        STRATEGIC BOND                                  LEHMAN BROTHERS
                     DIVISION FIFTY-NINE                                AGGREGATE INDEX
--------------------------------------------------------------          ---------------
09/22/98.............................................  $10,000              $10,000
12/31/98.............................................   10,380               10,145
12/31/99.............................................   10,698               10,061



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     American General Strategic Bond Division Fifty-Nine....    6.98%         3.06%
Benchmark Comparison
     Lehman Brothers Aggregate Index........................    0.61%        (0.83)%


---------------


* This Division was initiated on September 22, 1998.



DREYFUS FOUNDERS GROWTH* DIVISION THIRTY PERFORMANCE COMPARED TO S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                           FOUNDERS GROWTH                                     S&P 500
                           DIVISION THIRTY                                      INDEX
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    8,852             9,689
12/31/91...................................................   12,919            12,642
12/31/92...................................................   13,335            13,605
12/31/93...................................................   16,576            14,976
12/31/94...................................................   15,864            15,174
12/31/95...................................................   22,871            20,876
12/31/96...................................................   26,382            25,671
12/31/97...................................................   33,044            34,234
12/31/98...................................................   40,896            44,018
12/31/99...................................................   56,289            53,283

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Dreyfus Founders Growth Division Thirty..............   462.89%      254.82%       37.64%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%


---------------


*  The Dreyfus Founders Growth Fund was formerly known as the Founders Growth
   Fund.



** This Division was initiated on July 1, 1996.



DREYFUS VARIABLE INVESTMENT FUND -- SMALL CAP DIVISION EIGHTEEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                        DREYFUS SMALL CAP                                  RUSSELL 2000
                        DIVISION EIGHTEEN                                     INDEX
-----------------------------------------------------------------          ------------
08/31/90...............................................  $ 10,000            $10,000
12/31/90...............................................    10,168              9,577
12/31/91...............................................    26,105             13,996
12/31/92...............................................    44,181             16,572
12/31/93...............................................    73,477             19,701
12/31/94...............................................    78,125             19,341
12/31/95...............................................    99,825             24,844
12/31/96...............................................   114,938             28,942
12/31/97...............................................   132,607             35,414
12/31/98...............................................   126,628             34,513
12/31/99...............................................   154,237             41,849


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                          SINCE INCEPTION     5 YEARS       1 YEAR
                                                          ---------------     -------       ------
Investment Division*
     Dreyfus Small Cap Division Eighteen................     1,442.37%          97.42%       21.80%
Benchmark Comparison
     Russell 2000 Index.................................       318.49%         116.37%       21.26%


---------------

 * This Division was initiated on July 11, 1994.

EVERGREEN GROWTH AND INCOME DIVISION FIFTY-SIX COMPARED TO S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 3, 1995


                                                                                S&P
                    EVERGREEN GROWTH AND INCOME                              MIDCAP 400
                        DIVISION FIFTY-SIX                                     INDEX
-------------------------------------------------------------------          ----------
01/03/95.................................................  $10,000            $10,000
12/31/95.................................................   13,142             13,085
12/31/96.................................................   16,074             15,604
12/31/97.................................................   20,842             20,634
12/31/98.................................................   21,655             24,573
12/31/99.................................................   24,533             28,192


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION      1 YEAR
                                                              ---------      ------
Investment Division*
     Evergreen Growth and Income
       Division Fifty-Six...................................   145.33%        13.29%
Benchmark Comparison
     S&P MidCap 400 Index...................................   181.92%        14.73%


---------------


 * This Division was initiated on January 4, 1999.



EVERGREEN SMALL CAP VALUE* DIVISION FIFTY-FIVE COMPARED TO RUSSELL 2000 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 3, 1995


                    EVERGREEN SMALL CAP VALUE                               RUSSELL 2000
                       DIVISION FIFTY-FIVE                                     INDEX
------------------------------------------------------------------          ------------
01/03/95................................................  $10,000             $10,000
12/31/95................................................   12,764              12,856
12/31/96................................................   15,422              14,976
12/31/97................................................   20,367              18,325
12/31/98................................................   18,237              17,859
12/31/99................................................   18,156              21,655


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION    1 YEAR
                                                              ---------    ------
Investment Division**
     Evergreen Small Cap Value
       Division Fifty-Five..................................    81.56%      (0.45)%
Benchmark Comparison
     Russell 2000 Index.....................................   116.55%      21.26%


---------------


 * The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund.



** This Division was initiated on January 4, 1999.

EVERGREEN VALUE DIVISION FIFTY-SEVEN COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                         EVERGREEN VALUE                                      S&P 500
                       DIVISION FIFTY-SEVEN                                    INDEX
------------------------------------------------------------------            -------
01/01/90................................................  $10,000             $10,000
12/31/90................................................    9,561               9,689
12/31/91................................................   11,846              12,642
12/31/92................................................   12,659              13,605
12/31/93................................................   13,702              14,976
12/31/94................................................   13,821              15,174
12/31/95................................................   18,042              20,876
12/31/96................................................   21,247              25,671
12/31/97................................................   26,456              34,234
12/31/98................................................   28,689              44,018
12/31/99................................................   29,667              53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS      5 YEARS      1 YEAR
                                                              --------      -------      ------
Investment Division*
     Evergreen Value Division Fifty-Seven...................   196.67%      114.66%        3.41%
Benchmark Comparison
     S&P 500 Index..........................................   432.83%      251.15%       21.05%


---------------


 * This Division was initiated on January 4, 1999.


NEUBERGER BERMAN GUARDIAN TRUST* DIVISION TWENTY-NINE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 3, 1993


                           GUARDIAN TRUST                                      S&P 500
                        DIVISION TWENTY-NINE                                    INDEX
---------------------------------------------------------------------          --------
08/03/93...................................................  $10,000           $10,000
12/31/93...................................................   10,692            10,514
12/31/94...................................................   10,748            10,653
12/31/95...................................................   14,047            14,656
12/31/96...................................................   16,370            18,022
12/31/97...................................................   19,097            24,034
12/31/98...................................................   19,353            30,903
12/31/99...................................................   20,776            37,407

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION   5 YEARS   1 YEAR
                                                              ---------   -------   ------
Investment Division**
     Neuberger Berman Guardian Trust Division Twenty-Nine...   107.76%     93.30%     7.36%
Benchmark Comparison
     S&P 500 Index..........................................   274.07%    251.15%    21.05%


---------------

 * The Neuberger Berman Guardian Trust ("Trust") was formerly known as the Neuberger&Berman Guardian Trust. The Trust started operating on August 3, 1993. Neuberger Berman Management Incorporated, the manager for the Trust, voluntarily bears certain expenses of the Trust. This arrangement can be terminated on sixty days' notice. Please see the prospectus for further details.

** This Division was initiated on July 1, 1996.


PUTNAM GLOBAL GROWTH -- CLASS A SHARES DIVISION TWENTY-EIGHT PERFORMANCE COMPARED TO MSCI ALL COUNTRY WORLD FREE INDEX AND S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                MSCI
                                                                ALL
                                                              COUNTRY
          GLOBAL GROWTH -- CLASS A SHARES                    WORLD FREE          S&P 500
               DIVISION TWENTY-EIGHT                           INDEX              INDEX
---------------------------------------------------          ----------          --------
01/01/90.................................  $10,000              $10,000          $10,000
12/31/90.................................    8,991                8,352            9,689
12/31/91.................................   10,503               10,015           12,642
12/31/92.................................   10,424                9,591           13,605
12/31/93.................................   13,609               11,978           14,976
12/31/94.................................   13,360               12,580           15,174
12/31/95.................................   15,188               15,028           20,876
12/31/96.................................   17,522               17,012           25,671
12/31/97.................................   19,660               19,562           34,234
12/31/98.................................   25,063               23,860           44,018
12/31/99.................................   40,851               30,258           53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division*
     Putnam Global Growth -- Class A Shares Division
       Twenty-Eight.......................................   308.51%      205.77%       63.00%
Benchmark Comparison
     MSCI All Country World Free Index....................   202.58%      140.53%       26.82%
     S&P 500 Index........................................   432.83%      251.15%       21.05%


---------------

* This Division was initiated on July 1, 1996.

PUTNAM NEW OPPORTUNITIES -- CLASS A SHARES DIVISION TWENTY-SIX PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                 NEW OPPORTUNITIES -- CLASS A SHARES                           S&P 500
                         DIVISION TWENTY-SIX                                    INDEX
---------------------------------------------------------------------          --------
08/31/90...................................................  $10,000           $10,000
12/31/90...................................................   11,041            10,366
12/31/91...................................................   18,317            13,524
12/31/92...................................................   22,780            14,555
12/31/93...................................................   29,932            16,022
12/31/94...................................................   30,620            16,233
12/31/95...................................................   44,354            22,333
12/31/96...................................................   48,656            27,463
12/31/97...................................................   59,023            36,625
12/31/98...................................................   72,667            47,092
12/31/99...................................................  122,017            57,003


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                SINCE
                                                              INCEPTION     5 YEARS       1 YEAR
                                                              ---------     -------       ------
Investment Division*
     Putnam New Opportunities -- Class A Shares Division
       Twenty-Six...........................................  1,120.17%       298.49%       67.91%
Benchmark Comparison
     S&P 500 Index..........................................    470.03%       251.15%       21.05%


---------------

 * This Division was initiated on July 1, 1996.

PUTNAM OTC & EMERGING GROWTH -- CLASS A SHARES DIVISION TWENTY-SEVEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX AND S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



      OTC & EMERGING GROWTH -- CLASS A SHARES                 RUSSELL           S&P 500
               DIVISION TWENTY-SEVEN                            2000             INDEX
----------------------------------------------------          --------          --------
01/01/90..................................  $10,000           $10,000           $10,000
12/31/90..................................    8,928             8,047             9,689
12/31/91..................................   12,451            11,760            12,642
12/31/92..................................   13,892            13,925            13,605
12/31/93..................................   18,165            16,554            14,976
12/31/94..................................   18,389            16,252            15,174
12/31/95..................................   28,397            20,876            20,876
12/31/96..................................   29,398            24,319            25,671
12/31/97..................................   32,068            29,758            34,234
12/31/98..................................   35,234            29,000            44,018
12/31/99..................................   79,125            35,164            53,283

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                           10 YEARS     5 YEARS       1 YEAR
                                                           --------     -------       ------
Investment Division*
     Putnam OTC & Emerging Growth -- Class A Shares
       Division Twenty-Seven.............................   691.25%      330,28%      124.57%
Benchmark Comparison
     Russell 2000 Index..................................   251.64%      116.37%       21.26%
     S&P 500 Index.......................................   432.83%      251.15%       21.05%


---------------

* This Division was initiated on July 1, 1996.

SCUDDER GROWTH AND INCOME DIVISION TWENTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                      SCUDDER GROWTH AND INCOME                                S&P 500
                         DIVISION TWENTY-ONE                                    INDEX
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,647             9,689
12/31/91...................................................   12,212            12,642
12/31/92...................................................   13,213            13,605
12/31/93...................................................   15,086            14,976
12/31/94...................................................   15,287            15,174
12/31/95...................................................   19,806            20,876
12/31/96...................................................   23,892            25,671
12/31/97...................................................   30,772            34,234
12/31/98...................................................   32,308            44,018
12/31/99...................................................   33,954            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division*
     Scudder Growth and Income
       Division Twenty-One................................   239.54%      122.11%        5.09%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%


---------------

* This Division was initiated on July 1, 1996.

T. ROWE PRICE SMALL-CAP STOCK DIVISION FIFTY-ONE PERFORMANCE COMPARED TO RUSSELL 2000 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                           SMALL-CAP STOCK                                     RUSSELL 2000
                         DIVISION FIFTY-ONE                                       INDEX
---------------------------------------------------------------------          ------------
01/01/90...................................................  $10,000              $10,000
12/31/90...................................................    7,853                8,047
12/31/91...................................................   10,753               11,760
12/31/92...................................................   12,098               13,925
12/31/93...................................................   14,150               16,554
12/31/94...................................................   13,987               16,252
12/31/95...................................................   18,496               20,876
12/31/96...................................................   22,117               24,319
12/31/97...................................................   28,145               29,758
12/31/98...................................................   26,810               29,000
12/31/99...................................................   30,383               35,164


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division*
     T. Rowe Price Small-Cap Stock
       Division Fifty-One.................................   203.83%      117.22%       13.33%
Benchmark Comparison
     Russell 2000 Index...................................   251.64%      116.37%       21.26%


---------------


* This Division was initiated on September 22, 1998.



TEMPLETON ASSET STRATEGY* DIVISION NINETEEN PERFORMANCE COMPARED TO MSCI ALL COUNTRY WORLD FREE INDEX AND JP MORGAN GLOBAL GOVERNMENT BOND INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                             JP MORGAN
                                                                 MSCI          GLOBAL
               TEMPLETON ASSET STRATEGY                          WORLD       GOVERNMENT
                  DIVISION NINETEEN                              INDEX       BOND INDEX
------------------------------------------------------          -------      ----------
01/01/90.....................................  $10,000          $10,000       $10,000
12/31/90.....................................    9,087            8,298        11,176
12/31/91.....................................   11,461            9,815        12,902
12/31/92.....................................   12,234            9,303        13,490
12/31/93.....................................   15,242           11,396        15,144
12/31/94.....................................   14,597           11,974        15,338
12/31/95.....................................   17,665           14,455        18,300
12/31/96.....................................   20,738           16,404        19,105
12/31/97.....................................   23,656           18,990        19,373
12/31/98.....................................   24,855           23,611        22,340
12/31/99.....................................   30,166           29,499        21,205

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Templeton Asset Strategy
       Division Nineteen..................................   201.66%      106.67%       21.37%
Benchmark Comparison
     MSCI All Country World Free Index....................   194.99%      146.35%       24.94%
     JP Morgan Global Government Bond Index...............   153.36%       89.33%       12.04%


---------------


  * The Templeton Asset Strategy Fund was formerly known as the Templeton Asset Allocation Fund.



 ** The Division was initiated on July 11, 1994.


TEMPLETON FOREIGN DIVISION THIRTY-TWO PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                FOREIGN                                                 EAFE
                          DIVISION THIRTY-TWO                                           INDEX
------------------------------------------------------------------------            -------------
01/01/90.................................................  $      10,000            $      10,000
12/31/90.................................................          9,604                    7,655
12/31/91.................................................         11,247                    8,584
12/31/92.................................................         11,147                    7,539
12/31/93.................................................         15,101                    9,993
12/31/94.................................................         15,005                   10,771
12/31/95.................................................         16,516                   11,978
12/31/96.................................................         19,281                   12,702
12/31/97.................................................         20,354                   12,928
12/31/98.................................................         19,170                   15,513
12/31/99.................................................         26,520                   19,696


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                             10 YEARS     5 YEARS       1 YEAR
                                                             --------     -------       ------
Investment Division*
     Templeton Foreign Division Thirty-Two.................   165.20%       76.74%       38.34%
Benchmark Comparison
     EAFE Index............................................    96.96%       82.87%       26.96%


---------------

* The Division was initiated on July 1, 1996.

TEMPLETON INTERNATIONAL SECURITIES* DIVISION TWENTY PERFORMANCE COMPARED TO MSCI WORLD INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                                                                              MSCI
                 TEMPLETON INTERNATIONAL SECURITIES*                         WORLD
                           DIVISION TWENTY                                   INDEX
----------------------------------------------------------------------      --------
05/01/92....................................................  $10,000       $10,000
12/31/92....................................................    9,311        10,182
12/31/93....................................................   13,549        12,474
12/31/94....................................................   13,077        13,107
12/31/95....................................................   14,952        15,823
12/31/96....................................................   18,317        17,955
12/31/97....................................................   20,613        20,786
12/31/98....................................................   22,251        25,844
12/31/99....................................................   27,169        32,289


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              SINCE
                                                            INCEPTION     5 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division**
     Templeton International Securities Division Twenty...    171.69%      107.76%       22.10%
Benchmark Comparison
     MSCI World Index.....................................    222.89%      146.35%       24.94%


---------------


 * The Templeton International Securities Fund was formerly known as the Templeton International Fund.



** This Division was initiated on July 11, 1994.



VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH DIVISION FIFTY-FOUR COMPARED TO LEHMAN BROTHERS AGGREGATE BOND INDEX, WILSHIRE 5000 INDEX, SALOMON SMITH BARNEY 3-MONTH TREASURY INDEX AND TOTAL INTERNATIONAL COMPOSITE INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 30, 1994


                   LIFESTRATEGY CONSERVATIVE GROWTH                           BLENDED
                         DIVISION FIFTY-FOUR                                  INDEX**
----------------------------------------------------------------------        -------
09/30/94....................................................  $10,000         $10,000
12/31/94....................................................    9,979          10,011
12/31/95....................................................   12,258          12,158
12/31/96....................................................   13,361          13,389
12/31/97....................................................   15,416          15,498
12/31/98....................................................   17,628          17,698
12/31/99....................................................   18,763          19,464

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                   SINCE
                                                                 INCEPTION     5 YEARS       1 YEAR
                                                                 ---------     -------       ------
Investment Division*
     Vanguard LifeStrategy Conservative Growth Fund
       Division Fifty-Four...............................          87.63%         88.04%        6.44%
Benchmark Comparison
     Blended Index**.....................................          94.64%         78.78%        9.98%


---------------


 * This Division was initiated on September 22, 1998.



** The Blended Index reflects an allocation of investments in the following
   Indexes: 40% of investments included in the Lehman Brothers Aggregate Bond Index, 35% of investments included in the Wilshire 5000 Index, 20% of investments included in the Salomon Smith Barney 3-Month Treasury Index, and 5% of investments included in the Total International Composite Index.



VANGUARD LIFESTRATEGY GROWTH DIVISION FIFTY-TWO COMPARED TO WILSHIRE 5000 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX AND TOTAL INTERNATIONAL COMPOSITE INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 30, 1994



                         LIFESTRATEGY GROWTH                                  BLENDED
                          DIVISION FIFTY-TWO                                  INDEX**
----------------------------------------------------------------------        -------
09/30/94....................................................  $10,000         $10,000
12/31/94....................................................    9,959           9,944
12/31/95....................................................   12,715          12,814
12/31/96....................................................   14,495          14,782
12/31/97....................................................   17,507          18,077
12/31/98....................................................   20,969          21,781
12/31/99....................................................   24,285          25,949



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                 SINCE
                                                               INCEPTION     5 YEARS       1 YEAR
                                                               ---------     -------       ------
Investment Division*
     Vanguard LifeStrategy Growth Fund Division
       Fifty-Two.......................................         142.85%        143.86%       15.82%
Benchmark Comparison
     Blended Index**...................................         159.49%        131.73%       19.14%


---------------


 * This Division was initiated on September 22, 1998.



** The Blended Index reflects an allocation of investments in the following
   Indexes: 65% of investments included in the Wilshire 5000 Index, 20% of investments included in the Lehman Brothers Aggregate Bond Index, and 15% of investments included in the Total International Composite Index.

VANGUARD LIFESTRATEGY MODERATE GROWTH DIVISION FIFTY-THREE COMPARED TO WILSHIRE 5000 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX AND TOTAL INTERNATIONAL COMPOSITE INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 30, 1994



                     LIFESTRATEGY MODERATE GROWTH                             BLENDED
                         DIVISION FIFTY-THREE                                 INDEX**
----------------------------------------------------------------------        -------
09/30/94....................................................  $10,000         $10,000
12/31/94....................................................    9,899           9,969
12/31/95....................................................   12,512          12,614
12/31/96....................................................   13,929          14,197
12/31/97....................................................   16,480          16,964
12/31/98....................................................   19,353          19,989
12/31/99....................................................   21,399          22,763



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1999)



                                                                 SINCE
                                                               INCEPTION     5 YEARS       1 YEAR
                                                               ---------     -------       ------
Investment Division*
     Vanguard LifeStrategy Moderate Growth Division
       Fifty-Three.....................................         113.99%        116.17%       10.57%
Benchmark Comparison
     Blended Index**...................................         127.63%        105.67%       13.88%


---------------


 * This Division was initiated on September 22, 1998.



** The Blended Index reflects an allocation of investments in the following
   Indexes: 50% of investments included in the Wilshire 5000 Index, 40% of investments included in the Lehman Brothers Aggregate Bond Index, and 10% of investments included in the Total International Composite Index.



VANGUARD LONG-TERM CORPORATE* DIVISION TWENTY-TWO PERFORMANCE COMPARED TO LEHMAN LONG-TERM CORPORATE AA OR BETTER BOND INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                       LEHMAN LONG-TERM
                      LONG-TERM CORPORATE                               CORPORATE AA OR
                      DIVISION TWENTY-TWO                              BETTER BOND INDEX
---------------------------------------------------------------        -----------------
01/01/90.............................................  $10,000              $10,000
12/31/90.............................................   10,490               10,692
12/31/91.............................................   12,527               12,853
12/31/92.............................................   13,582               13,968
12/31/93.............................................   15,359               15,778
12/31/94.............................................   14,367               14,869
12/31/95.............................................   17,936               18,840
12/31/96.............................................   17,806               19,107
12/31/97.............................................   20,000               21,691
12/31/98.............................................   21,608               23,973
12/31/99.............................................   20,051               22,294

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS       1 YEAR
                                                              --------     -------       ------
Investment Division**
     Vanguard Long-Term Corporate Fund Division
       Twenty-Two...........................................    100.51%       39.56%      (7.21)%
Benchmark Comparison
     Lehman Long-Term Corporate AA or Better Bond Index.....    906.96%       49.06%      (7.00)%


---------------

 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio.

** This Division was initiated on July 1, 1996.

VANGUARD LONG-TERM TREASURY* DIVISION TWENTY-THREE PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY LONG-TERM INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                                                                         LEHMAN BROTHERS
                                                                          U.S. TREASURY
                       LONG-TERM TREASURY                                   LONG-TERM
                      DIVISION TWENTY-THREE                                   INDEX
-----------------------------------------------------------------        ---------------
01/01/90...............................................  $10,000             $10,000
12/31/90...............................................   10,448              10,631
12/31/91...............................................   12,118              12,599
12/31/92...............................................   12,855              13,602
12/31/93...............................................   14,828              15,949
12/31/94...............................................   13,615              14,730
12/31/95...............................................   17,496              19,250
12/31/96...............................................   16,957              19,083
12/31/97...............................................   19,067              21,959
12/31/98...............................................   21,321              24,926
12/31/99...............................................   19,273              22,747


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                              10 YEARS     5 YEARS       1 YEAR
                                                              --------     -------       ------
Investment Division**
     Vanguard Long-Term Treasury Fund Division
       Twenty-Three.........................................     92.73%       41.56%       (9.61)%
Benchmark Comparison
     Lehman Brothers U.S. Treasury
       Long-Term Index......................................    127.47%       54.43%       (8.74)%


---------------

 * The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio.


** This Division was initiated on July 1, 1996.

VANGUARD WELLINGTON* DIVISION TWENTY-FIVE PERFORMANCE COMPARED TO S&P 500 INDEX AND MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                         VANGUARD WELLINGTON                                   BLENDED
                        DIVISION TWENTY-FIVE                                   INDEX***
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    9,600            10,067
12/31/91...................................................   11,724            12,715
12/31/92...................................................   12,496            13,758
12/31/93...................................................   14,011            15,263
12/31/94...................................................   13,771            15,220
12/31/95...................................................   18,080            20,063
12/31/96...................................................   20,736            23,245
12/31/97...................................................   25,226            29,074
12/31/98...................................................   27,912            35,443
12/31/99...................................................   28,781            39,929


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Vanguard/Wellington Division Twenty-Five.............   187.81%      109.00%        3.11%
Benchmark Comparison
     Blended Index***.....................................   299.29%      162.35%       12.66%


---------------

  * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund.

 ** This Division was initiated on July 1, 1996.

*** The Blended Index reflects an allocation of investments in the following indexes: 65% of investments included in the S&P 500 Index and 35% of investments included in the Merrill Lynch Corporate Master Index.

VANGUARD WINDSOR II* DIVISION TWENTY-FOUR PERFORMANCE COMPARED TO S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1990



                         VANGUARD WINDSOR II                                   S&P 500
                        DIVISION TWENTY-FOUR                                    INDEX
---------------------------------------------------------------------          --------
01/01/90...................................................  $10,000           $10,000
12/31/90...................................................    8,891             9,689
12/31/91...................................................   11,301            12,642
12/31/92...................................................   12,500            13,605
12/31/93...................................................   14,025            14,976
12/31/94...................................................   13,691            15,174
12/31/95...................................................   18,774            20,876
12/31/96...................................................   23,010            25,671
12/31/97...................................................   30,074            34,234
12/31/98...................................................   34,555            44,018
12/31/99...................................................   32,149            53,283


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1999)



                                                            10 YEARS     5 YEARS       1 YEAR
                                                            --------     -------       ------
Investment Division**
     Vanguard Windsor II Division Twenty-Four.............   221.49%      134.82%      (6.96)%
Benchmark Comparison
     S&P 500 Index........................................   432.83%      251.15%       21.05%


---------------

 * The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

** This Division was initiated on July 1, 1996.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is the Distributor, an affiliate of VALIC. The Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc. in Florida and Illinois, respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation organized in 1994 and is a member of the NASD.


     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company (VAMCO) was the principal underwriter for VALIC Separate Account A. The sales commission paid for the year 1999 was $883,061.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the Company's Separate Account A at December 31, 1999 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1999.

                               TABLE OF CONTENTS


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A - ANNUAL REPORT
DECEMBER 31, 1999


Report of Independent Auditors...........................................  1
Summary of Financial Statements..........................................  3
Statements of Net Assets.................................................  4
Statements of Operations.................................................  8
Statements of Changes in Net Assets...................................... 14
Notes to Financial Statements............................................ 34
Supplemental Information................................................. 39

                         REPORT OF INDEPENDENT AUDITORS                        1

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, and 48 through 60 inclusive) comprising the Separate Account as of December 31, 1999. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 50, inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from August 26, 1998 (inception) to December 31, 1998; except for divisions 51 through 54, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1999, and for the period from September 22, 1998 (inception) to December 31, 1998; and except for divisions 55 through 57, inclusive, for which we have audited the statements of operations and changes in net assets for the period from January 4, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with accounting principles generally accepted in the United States.


                                  /s/ ERNST & YOUNG LLP
                                      -------------------------
                                      ERNST & YOUNG LLP


Houston, Texas
February 22, 2000

                         SUMMARY OF FINANCIAL STATEMENTS                       3

STATEMENT OF NET ASSETS
December 31, 1999


                                                                                             ALL DIVISIONS
                                                                                           ----------------
ASSETS:

Total investment in shares of mutual funds, at market (cost $15,133,600,700) ...........   $ 21,292,842,069
Balance due from VALIC general account, net ............................................         17,655,894
Payable for mutual fund purchases, net .................................................         (4,388,902)
                                                                                           ----------------
NET ASSETS .............................................................................   $ 21,306,109,061
                                                                                           ----------------
Contract Owner Reserves and Capital Surplus:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial withdrawals with right of
   reinvestment) .......................................................................   $ 21,173,161,490
Reserves for annuity contracts on benefit ..............................................         27,942,008
Capital surplus (Note C) ...............................................................        105,005,563
                                                                                           ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ......................................   $ 21,306,109,061
                                                                                           ----------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1999

                                                                                            ALL DIVISIONS
                                                                                           ----------------
INVESTMENT INCOME:

Dividends from mutual funds ............................................................   $    200,790,831
                                                                                           ----------------
EXPENSES:

Mortality and expense risk charge ......................................................        182,974,740
Reimbursement of expenses (Note C) .....................................................        (10,256,222)
                                                                                           ----------------
   Total expenses ......................................................................        172,718,518
                                                                                           ----------------
NET INVESTMENT INCOME ..................................................................         28,072,313
                                                                                           ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments .......................................................        492,418,714
Capital gains distributions from mutual funds ..........................................      1,237,635,279
Net unrealized appreciation of investments during the period ...........................      2,750,587,412
                                                                                           ----------------
   Net realized and unrealized gain on investments .....................................      4,480,641,405
                                                                                           ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................   $  4,508,713,718
                                                                                           ----------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         ALL DIVISIONS
                                                                                           ----------------------------------------
                                                                                               FOR THE                 FOR THE
                                                                                              YEAR ENDED              YEAR ENDED
                                                                                           DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                                           -----------------       ----------------
OPERATIONS:

Net investment income...................................................................   $      28,072,313       $     32,906,355
Net realized gain on investments........................................................         492,418,714            256,062,773
Capital gains distributions from mutual funds...........................................       1,237,635,279            599,950,396
Net unrealized appreciation of investments during the period............................       2,750,587,412          1,171,591,212
                                                                                           -----------------       ----------------
   Increase in net assets resulting from operations ....................................       4,508,713,718          2,060,510,736
                                                                                           -----------------       ----------------
PRINCIPAL TRANSACTIONS:

Purchase payments ......................................................................       2,904,038,286          2,363,611,667
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ....      (1,008,041,123)          (576,063,916)
Annuity benefit payments ...............................................................          (3,151,245)            (2,688,910)
Amounts transferred from VALIC general account, net.....................................         312,589,668            419,275,772
                                                                                           -----------------       ----------------
   Increase in net assets resulting from principal transactions ........................       2,205,435,586          2,204,134,613
                                                                                           -----------------       ----------------
Total increase in net assets............................................................       6,714,149,304          4,264,645,349

NET ASSETS:

Beginning of period.....................................................................      14,591,959,757         10,327,314,408
                                                                                           -----------------       ----------------
End of period...........................................................................   $  21,306,109,061       $ 14,591,959,757
                                                                                           -----------------       ----------------


SEE NOTES TO FINANCIAL STATEMENTS.

4                             FINANCIAL STATEMENTS


                                                                 AGSPC             AGSPC            AGSPC
STATEMENTS OF NET ASSETS                                     INTERNATIONAL         MIDCAP         SMALL CAP
December 31, 1999                                              EQUITIES            INDEX            INDEX
                                                                FUND -             FUND -           FUND -
                                                              DIVISION 11        DIVISION 4       DIVISION 14       DIVISION 10A
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  175,007,894    $  876,866,818    $  241,145,168    $  590,443,067
Balance due from (to) VALIC general account ..............        2,029,474             9,382            27,128          (319,779)
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  176,828,231    $  876,371,622    $  241,010,780    $  574,871,892
Reserves for annuity contracts on benefit ................          209,137           504,578           161,516        15,251,396
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  177,037,368    $  876,876,200    $  241,172,296    $  590,123,288
                                                             --------------    --------------    --------------    --------------

                                                               AMERICAN         AMERICAN           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        GENERAL          GENERAL           GENERAL            GENERAL
December 31, 1999                                            INTERNATIONAL      LARGE CAP          LARGE CAP          MID CAP
                                                              VALUE FUND -     GROWTH FUND -      VALUE FUND -      GROWTH FUND
                                                              DIVISION 34       DIVISION 39       DIVISION 40       DIVISION 37
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,096,689    $   21,699,827    $    4,473,480    $    7,065,815
Balance due from (to) VALIC general account ..............            2,758            81,423             3,679             5,305
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    1,126,250    $   16,976,274    $      657,997    $    1,243,896
Reserves for annuity contracts on benefit ................             --                --                --                --
 Capital surplus (Note C) ................................        6,973,197         4,804,976         3,819,162         5,827,224
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,099,447    $   21,781,250    $    4,477,159    $    7,071,120
                                                             --------------    --------------    --------------    --------------


                                                               DREYFUS           NEUBERGER         PUTNAM              PUTNAM
STATEMENTS OF NET ASSETS                                       FOUNDERS           BERMAN           GLOBAL               NEW
December 31, 1999                                               GROWTH           GUARDIAN          GROWTH           OPPORTUNITIES
                                                                FUND -            TRUST -           FUND -              FUND -
                                                              DIVISION 30       DIVISION 29       DIVISION 28       DIVISION 26
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  874,457,709    $   59,467,223    $  495,732,851    $1,014,850,850
Balance due from (to) VALIC general account ..............        1,861,813            50,794         2,263,104         3,449,185
Receivable (payable) for mutual fund sales (purchases) ...         (830,550)          (21,490)       (1,135,006)       (1,827,956)
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  875,377,940    $   59,482,061    $  496,733,062    $1,016,427,721
Reserves for annuity contracts on benefit ................          111,032            14,466           127,887            44,358
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  875,488,972    $   59,496,527    $  496,860,949    $1,016,472,079
                                                             --------------    --------------    --------------    --------------

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             5

STATEMENTS OF NET ASSETS
December 31, 1999                                                          AGSPC STOCK INDEX FUND
                                                             --------------------------------------------------
                                                              DIVISION 10B      DIVISION 10C      DIVISION 10D
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $   45,355,666    $4,551,706,741    $   59,387,213
Balance due from (to) VALIC general account ..............          (37,562)        1,396,109             4,396
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $   43,269,244    $4,548,703,203    $   59,146,967
Reserves for annuity contracts on benefit ................        2,048,860         4,399,647           244,642
 Capital surplus (Note C) ................................             --                --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $   45,318,104    $4,553,102,850    $   59,391,609
                                                             --------------    --------------    --------------


                                                                                   AGSPC           AMERICAN          AMERICAN
STATEMENTS OF NET ASSETS                                        AGSPC             GROWTH &         CENTURY            GENERAL
December 31, 1999                                               GROWTH            INCOME            ULTRA           INTERNATIONAL
                                                                FUND -             FUND -           FUND -          GROWTH FUND -
                                                              DIVISION 15        DIVISION 16      DIVISION 31        DIVISION 33
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $1,218,557,601    $  336,589,500    $1,023,333,380    $    6,847,182
Balance due from (to) VALIC general account ..............          104,803            34,010         3,260,572            11,199
Receivable (payable) for mutual fund sales (purchases) ...             --                --          (1,172,899)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $1,217,972,085    $  336,543,298    $1,024,997,082    $      824,550
Reserves for annuity contracts on benefit ................          690,319            80,212           423,971              --
 Capital surplus (Note C) ................................             --                --                --           6,033,831
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $1,218,662,404    $  336,623,510    $1,025,421,053    $    6,858,381
                                                             --------------    --------------    --------------    --------------




STATEMENTS OF NET ASSETS
December 31, 1999
                                                               AMERICAN          AMERICAN          AMERICAN
                                                               GENERAL           GENERAL           GENERAL
                                                               MID CAP          SMALL CAP          SMALL CAP
                                                              VALUE FUND       GROWTH FUND -       VALUE FUND -
                                                              DIVISION 38       DIVISION 35        DIVISION 36
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $    8,329,863    $   16,642,631    $    4,470,644
Balance due from (to) VALIC general account ..............           11,302            71,324             1,032
Receivable (payable) for mutual fund sales (purchases) ...             --                --                --
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $    2,264,145    $    7,749,930    $      267,346
Reserves for annuity contracts on benefit ................             --                --                --
 Capital surplus (Note C) ................................        6,077,020         8,964,025         4,204,330
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $    8,341,165    $   16,713,955    $    4,471,676
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                             DREYFUS VARIABLE   EVERGREEN         EVERGREEN
                                                             INVESTMENT FUND -  GROWTH AND         SMALL CAP         EVERGREEN
                                                                SMALL CAP        INCOME             VALUE             VALUE
                                                                PORTFOLIO         FUND -            FUND -             FUND -
                                                                DIVISION 18     DIVISION 56       DIVISION 55        DIVISION 57
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  779,491,073    $        6,220    $          243    $        4,388
Balance due from (to) VALIC general account ..............         (127,757)               24                (1)               (3)
Receivable (payable) for mutual fund sales (purchases) ...          242,882              --                --                --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  779,288,796    $        6,244    $          242    $        4,385
Reserves for annuity contracts on benefit ................          317,402              --                --                --
 Capital surplus (Note C) ................................             --                --                --                --
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  779,606,198    $        6,244    $          242    $        4,385
                                                             --------------    --------------    --------------    --------------

STATEMENTS OF NET ASSETS
December 31, 1999
                                                              PUTNAM OTC &       SCUDDER
                                                               EMERGING         GROWTH AND       T. ROWE PRICE
                                                               GROWTH            INCOME         SMALL-CAP STOCK
                                                                FUND -            FUND -             FUND -
                                                              DIVISION 27       DIVISION 21        DIVISION 51
                                                             --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  431,252,004    $  246,635,934    $    8,738,757
Balance due from (to) VALIC general account ..............        1,081,239           293,361            18,110
Receivable (payable) for mutual fund sales (purchases) ...         (671,496)          (20,902)            1,147
                                                             --------------    --------------    --------------
NET ASSETS ...............................................   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  431,575,216    $  246,812,922    $    8,758,014
Reserves for annuity contracts on benefit ................           86,531            95,471              --
 Capital surplus (Note C) ................................            --                 --                --
                                                             --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  431,661,747    $  246,908,393    $    8,758,014
                                                             --------------    --------------    --------------



STATEMENTS OF NET ASSETS
December 31, 1999
                                                                                                                     AMERICAN
                                                              TEMPLETON          TEMPLETON         VANGUARD           GENERAL
                                                               FOREIGN         INTERNATIONAL      WINDSOR II         BALANCED
                                                                FUND -             FUND -           FUND -             FUND -
                                                              DIVISION 32        DIVISION 20      DIVISION 24        DIVISION 42
                                                             --------------    --------------    --------------    --------------
ASSETS:

Investment in shares of mutual funds, at market ..........   $  336,480,225    $  817,303,148    $  732,870,656    $    9,953,676
Balance due from (to) VALIC general account ..............         (232,426)        1,784,124           243,278            13,511
Receivable (payable) for mutual fund sales (purchases) ...        2,067,517            65,094          (258,676)             --
                                                             --------------    --------------    --------------    --------------
NET ASSETS ...............................................   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals with
  right of reinvestment) .................................   $  338,261,796    $  818,845,742    $  732,691,320    $    3,280,905
Reserves for annuity contracts on benefit ................           53,520           306,624           163,938             --
 Capital surplus (Note C) ................................             --                --                --           6,686,282
                                                             --------------    --------------    --------------    --------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ........   $  338,315,316    $  819,152,366    $  732,855,258    $    9,967,187
                                                             --------------    --------------    --------------    --------------

6                             FINANCIAL STATEMENTS


                                                                                                                           AGSPC
STATEMENTS OF NET ASSETS                                                 VANGUARD                                        GOVERNMENT
December 31, 1999                                                       WELLINGTON   AGSPC CAPITAL CONSERVATION FUND -   SECURITIES
                                                                           FUND -    ---------------------------------     FUND -
                                                                        DIVISION 25     DIVISION 1     DIVISION 7        DIVISION 8
                                                                       ------------- ----------------  --------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $569,864,636   $ 5,194,143     $ 51,502,808    $ 93,312,643
Balance due from (to) VALIC general account ..........................       (85,749)        9,160           21,200          (7,864)
Receivable (payable) for mutual fund sales (purchases) ...............       265,989            --               --              --
                                                                        ------------   -----------     ------------    ------------
NET ASSETS ...........................................................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $569,823,378   $ 5,199,068     $ 51,524,008    $ 93,304,779
Reserves for annuity contracts on benefit ............................       221,498         4,235               --              --
Capital surplus (Note C) .............................................            --            --               --              --
                                                                        ------------   -----------     ------------    ------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $570,044,876   $ 5,203,303     $ 51,524,008    $ 93,304,779
                                                                        ------------   -----------     ------------    ------------


STATEMENTS OF NET ASSETS                                                   AGSPC            AGSPC         AMERICAN
December 31, 1999                                                        SCIENCE &         SOCIAL     GENERAL SOCIALLY
                                                                         TECHNOLOGY       AWARENESS      RESPONSIBLE   AGSPC MONEY
                                                                           FUND -           FUND -          FUND -     MARKET FUND -
                                                                         DIVISION 17     DIVISION 12     DIVISION 41   DIVISION 2
                                                                        --------------   ------------ ---------------- -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $3,406,706,628   $618,968,226    $12,225,981   $4,167,220
Balance due from (to) VALIC general account ..........................       4,735,467        (46,958)        12,104       11,866
Receivable (payable) for mutual fund sales (purchases) ...............              --             --             --           --
                                                                        --------------   ------------    -----------   ----------
NET ASSETS ...........................................................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $3,410,138,310   $618,575,740    $ 4,669,512   $4,179,086
Reserves for annuity contracts on benefit ............................       1,303,785        345,528             --           --
Capital surplus (Note C) .............................................              --             --      7,568,573           --
                                                                        --------------   ------------    -----------   ----------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $3,411,442,095   $618,921,268    $12,238,085   $4,179,086
                                                                        --------------   ------------    -----------   ----------


STATEMENTS OF NET ASSETS                                                  VANGUARD          AGSPC
December 31, 1999                                                       LIFESTRATEGY        ASSET         TEMPLETON
                                                                          MODERATE        ALLOCATION      ALLOCATION
                                                                        GROWTH FUND -       FUND -           FUND -
                                                                         DIVISION 53      DIVISION 5      DIVISION 19
                                                                        -------------    -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................  $  32,046,248    $ 260,891,195   $ 323,940,365
Balance due from (to) VALIC general account ..........................        132,784          162,943        (130,432)
Receivable (payable) for mutual fund sales (purchases) ...............       (110,319)              --        (131,537)
                                                                        -------------    -------------   -------------
NET ASSETS ...........................................................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...  $  32,068,713    $ 260,830,021   $ 323,294,066
Reserves for annuity contracts on benefit ............................             --          224,117         384,330
Capital surplus (Note C) .............................................             --               --              --
                                                                        -------------    -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $  32,068,713    $ 261,054,138   $ 323,678,396
                                                                        -------------    -------------   -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             7

STATEMENTS OF NET ASSETS
December 31, 1999                                                            AGSPC         AMERICAN      AMERICAN        AMERICAN
                                                                          INTERNATIONAL     GENERAL      GENERAL         GENERAL
                                                                           GOVERNMENT        CORE        DOMESTIC       HIGH YIELD
                                                                           BOND FUND -    BOND FUND -   BOND FUND -     BOND FUND -
                                                                           DIVISION 13    DIVISION 58   DIVISION 43     DIVISION 60
                                                                          -------------  ------------- -------------   -------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $ 149,120,828  $   5,168,278 $   1,830,628   $   5,587,119
Balance due from (to) VALIC general account ..........................       (1,784,215)           103         2,420             234
Receivable (payable) for mutual fund sales (purchases) ...............               --             --            --              --
                                                                          -------------  ------------- -------------   -------------
NET ASSETS ...........................................................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 147,282,364  $      65,708 $     563,854   $     149,820
Reserves for annuity contracts on benefit ............................           54,249             --            --              --
Capital surplus (Note C) .............................................               --      5,102,673     1,269,194       5,437,533
                                                                          -------------  ------------- -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 147,336,613  $   5,168,381 $   1,833,048   $   5,587,353
                                                                          -------------  ------------- -------------   -------------

STATEMENTS OF NET ASSETS
December 31, 1999                                                           AMERICAN
                                                                             GENERAL        VANGUARD            VANGUARD
                                                                            STRATEGIC       LONG-TERM           LONG-TERM
                                                                           BOND FUND -    CORPORATE FUND -    TREASURY FUND -
                                                                           DIVISION 59     DIVISION 22          DIVISION 23
                                                                          -------------   ----------------    ---------------
ASSETS:
Investment in shares of mutual funds, at market ......................    $   5,506,171     $  68,263,542      $ 141,856,062
Balance due from (to) VALIC general account ..........................              335           186,923            834,134
Receivable (payable) for mutual fund sales (purchases) ...............               --           (11,709)          (371,585)
                                                                          -------------     -------------      -------------
NET ASSETS ...........................................................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $      38,482     $  68,397,606      $ 142,307,011
Reserves for annuity contracts on benefit ............................               --            41,150             11,600
Capital surplus (Note C) .............................................        5,468,024                --                 --
                                                                          -------------     -------------      -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $   5,506,506     $  68,438,756      $ 142,318,611
                                                                          -------------     -------------      -------------


STATEMENTS OF NET ASSETS                                                                     AMERICAN          AMERICAN
December 31, 1999                                                                            GENERAL           GENERAL
                                                                           AGSPC MONEY     MONEY MARKET     CONSERVATIVE GROWTH
                                                                          MARKET FUND -       FUND -          LIFESTYLE FUND -
                                                                           DIVISION 6       DIVISION 44        DIVISION 50
                                                                          -------------    -------------    -------------------

ASSETS:
Investment in shares of mutual funds, at market ......................    $ 459,787,520    $  11,553,720        $   8,699,095
Balance due from (to) VALIC general account ..........................       (4,431,676)          28,543               19,787
Receivable (payable) for mutual fund sales (purchases) ...............               --               --                   --
                                                                          -------------    -------------        -------------
NET ASSETS ...........................................................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...    $ 455,339,835    $   6,257,572        $   2,113,653
Reserves for annuity contracts on benefit ............................           16,009               --                   --
Capital surplus (Note C) .............................................               --        5,324,691            6,605,229
                                                                          -------------    -------------        -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................    $ 455,355,844    $  11,582,263        $   8,718,882
                                                                          -------------     ------------       --------------


STATEMENTS OF NET ASSETS                                                     AMERICAN          AMERICAN
December 31, 1999                                                            GENERAL           GENERAL
                                                                              GROWTH         MODERATE GROWTH
                                                                          LIFESTYLE FUND -   LIFESTYLE FUND -
                                                                            DIVISION 48        DIVISION 49
                                                                          ----------------   ----------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $  10,625,442       $  12,526,733
Balance due from (to) VALIC general account ..........................            25,237              42,928
Receivable (payable) for mutual fund sales (purchases) ...............                --                  --
                                                                           -------------       -------------
NET ASSETS ...........................................................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   2,875,158       $   5,505,583
Reserves for annuity contracts on benefit ............................                --                  --
Capital surplus (Note C) .............................................         7,775,521           7,064,078
                                                                           -------------       -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $  10,650,679       $  12,569,661
                                                                           -------------       -------------



STATEMENTS OF NET ASSETS                                                    VANGUARD
December 31, 1999                                                          LIFESTRATEGY       VANGUARD
                                                                           CONSERVATIVE     LIFESTRATEGY
                                                                           GROWTH FUND -    GROWTH FUND -
                                                                            DIVISION 54      DIVISION 52
                                                                           --------------   --------------

ASSETS:
Investment in shares of mutual funds, at market ......................     $   5,319,180    $  24,913,522
Balance due from (to) VALIC general account ..........................           195,040          326,669
Receivable (payable) for mutual fund sales (purchases) ...............          (189,439)        (277,967)
                                                                           -------------    -------------
NET ASSETS ...........................................................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...     $   5,324,781    $  24,962,224
Reserves for annuity contracts on benefit ............................                --               --
Capital surplus (Note C) .............................................                --               --
                                                                           -------------    -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................     $   5,324,781    $  24,962,224
                                                                           -------------    -------------

8                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 AGSPC             AGSPC               AGSPC
                                                             INTERNATIONAL         MIDCAP            SMALL CAP
                                                               EQUITIES            INDEX               INDEX
                                                                FUND -             FUND -              FUND -
                                                              DIVISION 11        DIVISION 4         DIVISION 14       DIVISION 10A
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $   1,788,128      $   6,878,578      $   2,414,127      $   5,674,702
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................         1,510,709          8,083,887          2,143,563          5,630,338
Reimbursement of expenses ..............................                --                 --                 --                 --
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................         1,510,709          8,083,887          2,143,563          5,630,338
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................           277,419         (1,205,309)           270,564             44,364
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................        10,094,468         54,717,361         15,168,549         50,306,023
Capital gains distributions from mutual funds ..........         8,117,049        194,003,989         21,011,129          4,737,369
Net unrealized appreciation (depreciation)
   of investments during the period ....................        20,902,728       (141,415,147)         4,167,711         45,440,162
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain on investments ........        39,114,245        107,306,203         40,347,389        100,483,554
                                                             -------------      -------------      -------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $  39,391,664      $ 106,100,894      $  40,617,953      $ 100,527,918
                                                             -------------      -------------      -------------      -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                               AMERICAN           AMERICAN            AMERICAN         AMERICAN
                                                               GENERAL            GENERAL             GENERAL           GENERAL
                                                             INTERNATIONAL       LARGE CAP           LARGE CAP          MID CAP
                                                              VALUE FUND -      GROWTH FUND -       VALUE FUND -      GROWTH FUND -
                                                              DIVISION 34        DIVISION 39        DIVISION 40        DIVISION 37
                                                             -------------      -------------      -------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ............................     $      72,614      $       8,826      $      47,885      $          --
                                                             -------------      -------------      -------------      -------------
EXPENSES:
Mortality and expense risk charge ......................             2,951             55,394              3,021              4,606
Reimbursement of expenses ..............................              (813)           (22,462)              (988)            (1,410)
                                                             -------------      -------------      -------------      -------------
   Total expenses ......................................             2,138             32,932              2,033              3,196
                                                             -------------      -------------      -------------      -------------
NET INVESTMENT INCOME (LOSS) ...........................            70,476            (24,106)            45,852             (3,196)
                                                             -------------      -------------      -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .......................            50,532            196,164             63,723             21,955
Capital gains distributions from mutual funds ..........           358,216            634,398            650,214            710,827
Net unrealized appreciation (depreciation)
   of investments during the period ....................         2,597,347          3,810,394           (552,152)          (258,735)
                                                             -------------      -------------      -------------      -------------
Net realized and unrealized gain (loss)on investments ..         3,006,095          4,640,956            161,785            474,047
                                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................     $   3,076,571      $   4,616,850      $     207,637      $     470,851
                                                             -------------      -------------      -------------      -------------


(*)Since inception January 4, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                              9



                                                                                                                         AGSPC
                                                                          AGSPC STOCK INDEX FUND -                       GROWTH
                                                                ------------------------------------------------         FUND -
                                                                DIVISION 10B     DIVISION 10C       DIVISION 10D       DIVISION 15
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $   438,856      $  39,607,878      $    576,997      $          --
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................         223,569         38,759,190           572,435         11,859,802
Reimbursement of expenses .................................         (94,122)                --                --                 --
                                                                -----------      -------------      ------------      -------------
 Total expenses ...........................................         129,447         38,759,190           572,435         11,859,802
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................         309,409            848,688             4,562        (11,859,802)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       5,087,126         58,888,546         6,938,320         65,180,424
Capital gains distributions from mutual funds .............         362,359         36,367,266           471,902         50,296,770
Net unrealized appreciation (depreciation)
   of investments during the period .......................       2,257,759        612,628,344         2,683,181        (29,390,145)
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain on investments ...........       7,707,244        707,884,156        10,093,403         86,087,049
                                                                -----------      -------------      ------------      -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 8,016,653      $ 708,732,844      $ 10,097,965      $  74,227,247
                                                                -----------      -------------      ------------      -------------


                                                                   AGSPC                              AMERICAN
                                                                  GROWTH &       AMERICAN CENTURY     GENERAL
                                                                   INCOME            ULTRA          INTERNATIONAL
                                                                   FUND -            FUND -         GROWTH FUND -
                                                                DIVISION 16        DIVISION 31       DIVISION 33
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $  1,240,444      $          --      $    84,670
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................        3,039,334          7,951,342            1,814
Reimbursement of expenses .................................               --         (1,545,916)            (630)
                                                                ------------      -------------      -----------
 Total expenses ...........................................        3,039,334          6,405,426            1,184
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................       (1,798,890)        (6,405,426)          83,486
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................       14,837,619          5,962,303           12,371
Capital gains distributions from mutual funds .............       33,787,657         29,663,737          179,573
Net unrealized appreciation (depreciation)
   of investments during the period .......................       13,472,567        227,838,963        2,105,762
                                                                ------------      -------------      -----------
Net realized and unrealized gain on investments ...........       62,097,843        263,465,003        2,297,706
                                                                ------------      -------------      -----------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 60,298,953      $ 257,059,577      $ 2,381,192
                                                                ------------      -------------      -----------


                                                                 AMERICAN          AMERICAN          AMERICAN       DREYFUS VARIABLE
                                                                  GENERAL           GENERAL           GENERAL       INVESTMENT FUND-
                                                                  MID CAP          SMALL CAP         SMALL CAP         SMALL CAP
                                                                VALUE FUND -     GROWTH FUND -      VALUE FUND -       PORTFOLIO -
                                                                DIVISION 38       DIVISION 35       DIVISION 36        DIVISION 18
                                                                -----------      -------------      ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $    39,296      $          --      $     56,427      $     550,577
                                                                -----------      -------------      ------------      -------------
EXPENSES:
Mortality and expense risk charge .........................           8,195             17,485             1,592          9,073,382
Reimbursement of expenses .................................          (3,000)            (6,824)             (445)        (1,114,672)
                                                                -----------      -------------      ------------      -------------
Total expenses ............................................           5,195             10,661             1,147          7,958,710
                                                                -----------      -------------      ------------      -------------
NET INVESTMENT INCOME (LOSS) ..............................          34,101            (10,661)           55,280         (7,408,133)
                                                                -----------      -------------      ------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................         156,954            128,821             6,489         63,772,555
Capital gains distributions from mutual funds .............       1,894,986          1,115,791           145,670                 --
Net unrealized appreciation (depreciation)
   of investments during the period .......................        (764,242)         4,835,156          (493,258)        89,787,753
                                                                -----------      -------------      ------------      -------------
Net realized and unrealized gain (loss)on investments .....       1,287,698          6,079,768          (341,099)       153,560,308
                                                                -----------      -------------      ------------      -------------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $ 1,321,799      $   6,069,107      $   (285,819)     $ 146,152,175
                                                                -----------      -------------      ------------      -------------

                                                                 EVERGREEN          EVERGREEN
                                                                   GROWTH           SMALL CAP         EVERGREEN
                                                                 AND INCOME           VALUE             VALUE
                                                                   FUND -             FUND -            FUND -
                                                                DIVISION 56(*)    DIVISION 55(*)    DIVISION 57(*)
                                                                ------------      -------------      -----------
INVESTMENT INCOME:
Dividends from mutual funds ...............................     $         --      $          --      $        11
                                                                ------------      -------------      -----------
EXPENSES:
Mortality and expense risk charge .........................                5                 --                9
Reimbursement of expenses .................................               --                 --               (2)
                                                                ------------      -------------      -----------
Total expenses ............................................                5                 --                7
                                                                ------------      -------------      -----------
NET INVESTMENT INCOME (LOSS) ..............................               (5)                --                4
                                                                ------------      -------------      -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ..........................               31                 --               --
Capital gains distributions from mutual funds .............                7                 --              262
Net unrealized appreciation (depreciation)
   of investments during the period .......................              370                 --             (319)
                                                                ------------      -------------      -----------
Net realized and unrealized gain (loss)on investments .....              408                 --              (57)
                                                                ------------      -------------      -----------
INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................     $        403      $          --      $       (53)
                                                                ------------      -------------      -----------

10                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  DREYFUS         NEUBERGER         PUTNAM           PUTNAM
                                                                 FOUNDERS          BERMAN           GLOBAL             NEW
                                                                  GROWTH          GUARDIAN          GROWTH        OPPORTUNITIES
                                                                   FUND -          TRUST -          FUND -            FUND -
                                                                DIVISION 30      DIVISION 29      DIVISION 28      DIVISION 26
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $     461,168    $          --    $          --
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       7,395,427          763,578        3,336,299        7,275,209
Reimbursement of expenses ..................................      (1,510,809)        (153,822)        (678,613)      (1,481,777)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       5,884,618          609,756        2,657,686        5,793,432
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (5,884,618)        (148,588)      (2,657,686)      (5,793,432)
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       4,207,339          232,115        4,532,574        5,405,004
Capital gains distributions from mutual funds ..............     127,949,776       10,764,888       43,772,448       73,606,083
Net unrealized appreciation (depreciation)
   of investments during the period ........................      95,948,371       (6,452,929)     131,823,273      313,953,044
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     228,105,486        4,544,074      180,128,295      392,964,131
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 222,220,868    $   4,395,486    $ 177,470,609    $ 387,170,699
                                                               -------------    -------------    -------------    -------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                 VANGUARD                                               AGSPC
                                                                WELLINGTON    AGSPC CAPITAL CONSERVATION FUND -      GOVERNMENT
                                                                   FUND -     ---------------------------------   SECURITIES FUND -
                                                                DIVISION 25     DIVISION 1         DIVISION 7         DIVISION 8
                                                               -------------  ---------------    --------------   -----------------

INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,439,202    $     372,745    $   3,588,581    $   5,630,206
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       6,330,047           58,712          562,336        1,043,310
Reimbursement of expenses ..................................              --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       6,330,047           58,712          562,336        1,043,310
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................      14,109,155          314,033        3,026,245        4,586,896
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,861,183          (76,164)           8,827          661,487
Capital gains distributions from mutual funds ..............      28,847,888               --               --               --
Net unrealized depreciation
   of investments during the period ........................     (30,879,706)        (326,155)      (3,853,099)      (9,319,026)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (170,635)        (402,319)      (3,844,272)      (8,657,539)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $  13,938,520    $     (88,286)   $    (818,027)   $  (4,070,643)
                                                               -------------    -------------    -------------    -------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            11



STATEMENTS OF OPERATIONS                                       PUTNAM OTC &        SCUDDER
For the Year Ended December 31, 1999                             EMERGING        GROWTH AND      T. ROWE PRICE      TEMPLETON
                                                                  GROWTH           INCOME          SMALL-CAP         FOREIGN
                                                                   FUND -          FUND -        STOCK FUND -         FUND -
                                                                DIVISION 27      DIVISION 21      DIVISION 51      DIVISION 32
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $          --    $   4,675,796    $      28,773    $   8,916,410
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       2,422,441        3,097,648           49,327        3,329,351
Reimbursement of expenses ..................................        (488,210)        (624,445)              --       (1,967,750)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,934,231        2,473,203           49,327        1,361,601
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      (1,934,231)       2,202,593          (20,554)       7,554,809
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       9,704,876        3,895,314           40,991       (2,951,879)
Capital gains distributions from mutual funds ..............      20,649,440        6,380,872          320,107        2,706,922
Net unrealized appreciation (depreciation)
   of investments during the period ........................     182,753,857         (283,526)       1,008,645       80,764,072
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) on investments .....     213,108,173        9,992,660        1,369,743       80,519,115
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 211,173,942    $  12,195,253    $   1,349,189    $  88,073,924
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                         TEMPLETON       VANGUARD          AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL    WINDSOR II          GENERAL
                                                                   FUND -          FUND -       BALANCED FUND -
                                                                DIVISION 20     DIVISION 24       DIVISION 42
                                                               -------------   -------------    ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  20,611,275   $  17,860,760    $     196,132
                                                               -------------   -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       9,363,281       9,472,517           12,085
Reimbursement of expenses ..................................              --              --           (4,448)
                                                               -------------   -------------    -------------
   Total expenses ..........................................       9,363,281       9,472,517            7,637
                                                               -------------   -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................      11,247,994       8,388,243          188,495
                                                               -------------   -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................      48,058,679       6,166,843           30,618
Capital gains distributions from mutual funds ..............      71,597,060      67,184,211          432,947
Net unrealized appreciation (depreciation)
   of investments during the period ........................      22,890,344    (144,035,946)         350,211
                                                               -------------   -------------    -------------
Net realized and unrealized gain (loss) on investments .....     142,546,083     (70,684,892)         813,776
                                                               -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ 153,794,077   $ (62,296,649)   $   1,002,271
                                                               -------------   -------------    -------------



STATEMENTS OF OPERATIONS                                           AGSPC          AMERICAN         AMERICAN         AMERICAN
For the Year Ended December 31, 1999                           INTERNATIONAL       GENERAL          GENERAL          GENERAL
                                                                GOVERNMENT          CORE            DOMESTIC       HIGH YIELD
                                                                BOND FUND -      BOND FUND -      BOND FUND -      BOND FUND -
                                                                DIVISION 13      DIVISION 58      DIVISION 43      DIVISION 60
                                                               -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $   5,352,492    $     321,342    $     100,593    $     491,864
                                                               -------------    -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................       1,576,167              483            2,594              937
Reimbursement of expenses ..................................              --             (123)            (907)            (234)
                                                               -------------    -------------    -------------    -------------
   Total expenses ..........................................       1,576,167              360            1,687              703
                                                               -------------    -------------    -------------    -------------
NET INVESTMENT INCOME ......................................       3,776,325          320,982           98,906          491,161
                                                               -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       1,059,581             (446)          (7,296)            (357)
Capital gains distributions from mutual funds ..............         103,421               --               36               --
Net unrealized depreciation
   of investments during the period ........................     (16,515,559)        (380,782)        (139,402)        (333,976)
                                                               -------------    -------------    -------------    -------------
Net realized and unrealized loss on investments ............     (15,352,557)        (381,228)        (146,662)        (334,333)
                                                               -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $ (11,576,232)   $     (60,246)   $     (47,756)   $     156,828
                                                               -------------    -------------    -------------    -------------


STATEMENTS OF OPERATIONS                                        AMERICAN
For the Year Ended December 31, 1999                             GENERAL          VANGUARD         VANGUARD
                                                                STRATEGIC        LONG-TERM         LONG-TERM
                                                                BOND FUND -    CORPORATE FUND -  TREASURY FUND -
                                                                DIVISION 59      DIVISION 22       DIVISION 23
                                                               -------------   ----------------  --------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $     414,269    $   4,408,788    $   8,420,055
                                                               -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................             118          825,583        1,766,917
Reimbursement of expenses ..................................             (47)        (168,423)        (354,616)
                                                               -------------    -------------    -------------
   Total expenses ..........................................              71          657,160        1,412,301
                                                               -------------    -------------    -------------
NET INVESTMENT INCOME ......................................         414,198        3,751,628        7,007,754
                                                               -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................               7         (398,632)        (687,054)
Capital gains distributions from mutual funds ..............              --          410,483        1,589,174
Net unrealized depreciation
   of investments during the period ........................        (211,104)      (8,721,370)     (21,800,390)
                                                               -------------    -------------    -------------
Net realized and unrealized loss on investments ............        (211,097)      (8,709,519)     (20,898,270)
                                                               -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     203,101    $  (4,957,891)   $ (13,890,516)
                                                               -------------    -------------    -------------

12                            FINANCIAL STATEMENTS


STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                    AGSPC            AGSPC           AMERICAN
                                                                  SCIENCE &         SOCIAL       GENERAL SOCIALLY
                                                                 TECHNOLOGY        AWARENESS       RESPONSIBLE        AGSPC MONEY
                                                                    FUND -           FUND -            FUND -         MARKET FUND -
                                                                 DIVISION 17      DIVISION 12       DIVISION 41        DIVISION 2
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Dividends from mutual funds ................................  $            --   $     4,238,975   $        89,881   $       206,849
                                                              ---------------   ---------------   ---------------   ---------------
EXPENSES:
Mortality and expense risk charge ..........................       19,907,095         5,292,189            16,648            44,475
Reimbursement of expenses ..................................               --                --            (6,574)               --
                                                              ---------------   ---------------   ---------------   ---------------
   Total expenses ..........................................       19,907,095         5,292,189            10,074            44,475
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS) ...............................      (19,907,095)       (1,053,214)           79,807           162,374
                                                              ---------------   ---------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................       30,613,817         8,179,859            64,508                --
Capital gains distributions from mutual funds ..............      328,749,980        22,439,556           391,925                --
Net unrealized appreciation (depreciation)
   of investments during the period ........................    1,226,217,782        57,407,741         1,103,235                --
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gain on investments ............    1,585,581,579        88,027,156         1,559,668                --
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................  $ 1,565,674,484   $    86,973,942   $     1,639,475   $       162,374
                                                              ---------------   ---------------   ---------------   ---------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999

                                                                  VANGUARD
                                                                LIFESTRATEGY         AGSPC             TEMPLETON
                                                                  MODERATE       ASSET ALLOCATION   ASSET ALLOCATION
                                                                GROWTH FUND -        FUND -              FUND -
                                                                 DIVISION 53       DIVISION 5         DIVISION 19
                                                               ---------------   ---------------   -----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $       770,171   $     6,836,435    $     6,944,378
                                                               ---------------   ---------------    ---------------
EXPENSES:
Mortality and expense risk charge ..........................           159,058         2,472,653          3,749,394
Reimbursement of expenses ..................................                --                --                 --
                                                               ---------------   ---------------    ---------------
   Total expenses ..........................................           159,058         2,472,653          3,749,394
                                                               ---------------   ---------------    ---------------
NET INVESTMENT INCOME ......................................           611,113         4,363,782          3,194,984
                                                               ---------------   ---------------    ---------------
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ...........................            29,492         4,428,516         14,669,025
Capital gains distributions from mutual funds ..............           218,753         4,417,585         38,640,994
Net unrealized appreciation
   of investments during the period ........................         1,470,942        11,930,044          4,197,098
                                                               ---------------   ---------------    ---------------
Net realized and unrealized gain on investments ............         1,719,187        20,776,145         57,507,117
                                                               ---------------   ---------------    ---------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $     2,330,300   $    25,139,927    $    60,702,101
                                                               ---------------   ---------------    ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            13


                                                                                                 AMERICAN
                                                                                 AMERICAN         GENERAL            AMERICAN
                                                                                 GENERAL       CONSERVATIVE           GENERAL
                                                                AGSPC MONEY       MONEY            GROWTH             GROWTH
                                                               MARKET FUND -    MARKET FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
                                                                DIVISION 6      DIVISION 44      DIVISION 50        DIVISION 48
                                                               -------------   -------------   ----------------  ----------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $  16,641,083   $     411,008    $     607,373      $     749,801
                                                               -------------   -------------    -------------      -------------
EXPENSES:
Mortality and expense risk charge ..........................       3,483,010          34,077            8,112              9,678
Reimbursement of expenses ..................................              --          (9,035)          (3,080)            (3,858)
                                                               -------------   -------------    -------------      -------------
   Total expenses ..........................................       3,483,010          25,042            5,032              5,820
                                                               -------------   -------------    -------------      -------------
NET INVESTMENT INCOME (LOSS)................................      13,158,073         385,966          602,341            743,981
                                                               -------------   -------------    -------------      -------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................              --              --          895,570             63,773
Capital gains distributions from mutual funds ..............              --              --        1,025,645            323,571
Net unrealized appreciation (depreciation)
   of investments during the period ........................              --              --       (1,418,604)         1,217,409
                                                               -------------   -------------    -------------      -------------
Net realized and unrealized gain on investments ............              --              --          502,611          1,604,753
                                                               -------------   -------------    -------------      -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  13,158,073   $     385,966    $   1,104,952      $   2,348,734
                                                               -------------   -------------    -------------      -------------


                                                                  AMERICAN
                                                                   GENERAL         VANGUARD
                                                                  MODERATE       LIFESTRATEGY       VANGUARD
                                                                   GROWTH        CONSERVATIVE     LIFESTRATEGY
                                                               LIFESTYLE FUND -  GROWTH FUND -    GROWTH FUND -
                                                                 DIVISION 49      DIVISION 54      DIVISION 52
                                                               ----------------  -------------    -------------
INVESTMENT INCOME:
Dividends from mutual funds ................................    $     932,507    $     159,968    $     431,935
                                                                -------------    -------------    -------------
EXPENSES:
Mortality and expense risk charge ..........................           20,370           27,564          123,427
Reimbursement of expenses ..................................           (8,167)              --               --
                                                                -------------    -------------    -------------
   Total expenses ..........................................           12,203           27,564          123,427
                                                                -------------    -------------    -------------
NET INVESTMENT INCOME ......................................          920,304          132,404          308,508
                                                                -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........................           83,407             (924)          57,727
Capital gains distributions from mutual funds ..............          389,591           35,147          177,605
Net unrealized appreciation
   of investments during the period ........................          497,038           68,926        2,002,755
                                                                -------------    -------------    -------------
Net realized and unrealized gain on investments ............          970,036          103,149        2,238,087
                                                                -------------    -------------    -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $   1,890,340    $     235,553    $   2,546,595
                                                                -------------    -------------    -------------

14                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                               AGSPC
                                                                       INTERNATIONAL EQUITIES             AGSPC MIDCAP INDEX
                                                                         FUND - DIVISION 11                FUND - DIVISION 4
                                                                    -----------------------------   ------------------------------
                                                                       FOR THE        FOR THE         FOR THE          FOR THE
                                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER, 31     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) .....................................  $     277,419   $   1,608,036   $  (1,205,309)   $    (689,428)
Net realized gain on investments .................................     10,094,468       4,716,155      54,717,361       26,826,443
Capital gains distributions from mutual funds ....................      8,117,049      11,021,627     194,003,989       69,472,796
Net unrealized appreciation (depreciation)
 of investments during the period ................................     20,902,728       7,346,991    (141,415,147)      30,964,965
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets resulting from operations ....     39,391,664      24,692,809     106,100,894      126,574,776
                                                                    -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     11,942,025      14,604,832      63,479,375       71,049,146
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................     (9,905,756)     (9,033,065)    (51,522,548)     (37,639,412)
Annuity.benefit payments .........................................        (18,915)        (17,602)        (30,425)         (23,570)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................    (12,646,032)    (33,973,374)    (91,656,730)     (40,068,991)
                                                                    -------------   -------------   -------------    -------------
  Increase (decrease) in net assets
   resulting from principal transactions .........................    (10,628,678)    (28,419,209)    (79,730,328)      (6,682,827)
                                                                    -------------   -------------   -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     28,762,986      (3,726,400)     26,370,566      119,891,949

NET ASSETS:
Beginning of period ..............................................    148,274,382     152,000,782     850,505,634      730,613,685
                                                                    -------------   -------------   -------------    -------------
End of period ....................................................  $ 177,037,368   $ 148,274,382   $ 876,876,200    $ 850,505,634
                                                                    -------------   -------------   -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................    101,811,751     122,716,744     169,039,887      171,065,657
Purchase payments ................................................      7,577,362      10,549,627      12,121,341       16,010,438
Surrenders .......................................................     (6,375,893)     (6,694,955)     (9,823,005)      (8,724,789)
Transfers - interdivision and from (to) VALIC general account ....     (7,974,390)    (24,759,665)    (18,280,774)      (9,311,419)
                                                                    -------------   -------------   -------------    -------------
Total units outstanding, end of period ...........................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------
Units outstanding, by class:
 Standard units ..................................................     94,415,343     101,811,751     151,288,816      169,039,887
 Enhanced units:
  20 bp.reduced ..................................................        348,851              --         523,908               --
  40 bp.reduced ..................................................        274,636              --       1,244,725               --
                                                                    -------------    ------------   -------------    -------------
Accumulation units end of period .................................     95,038,830     101,811,751     153,057,449      169,039,887
                                                                    -------------    ------------   -------------    -------------


                                                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999           1998            1999             1998
                                                                    -------------   -------------   -------------    -------------
Accumulation value per unit:
 Standard unit ...................................................  $    1.860227   $    1.454644   $    5.721920    $    5.029093
 Enhanced unit:
  20 bp.reduced ..................................................       1.898106              --        5.908866               --
  40 bp.reduced ..................................................       1.937488              --        6.116544               --


SEE NOTES TO FINANCIAL STATEMENTS.

                           SEPARATE ACCOUNT A                                 15

                                                                                                       AGSPC STOCK INDEX FUND -
                                                                           AGSPC SMALL CAP          -----------------------------
                                                                      INDEX FUND - DIVISION 14             DIVISION 10A
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE          FOR THE        FOR THE          FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998           1999             1998
                                                                    -------------   -------------   ------------     ------------
OPERATIONS:
Net investment income (loss) .....................................       270,564    $     322,094   $     44,364     $  1,035,631
Net realized gain on investments .................................    15,168,549        8,661,321     50,306,023       36,292,713
Capital gains distributions from mutual funds ....................    21,011,129       18,436,501      4,737,369        2,140,138
Net unrealized appreciation (depreciation)
 of investments during the period ................................     4,167,711      (34,899,835)    45,440,162       82,035,996
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets resulting from operations ....    40,617,953       (7,479,919)   100,527,918      121,504,478
                                                                    ------------    -------------   ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................    23,105,395       28,153,952      2,842,259        4,116,842
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ...............................   (13,990,673)     (11,145,100)   (40,751,241)     (30,874,894)
Annuity benefit payments .........................................        (8,736)          (7,293)    (2,202,048)      (1,996,857)
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................   (34,222,314)     (13,919,719)   (18,047,475)     (14,779,077)
                                                                    ------------    -------------   ------------     ------------
  Increase (decrease) in net assets
    resulting from principal transactions ........................   (25,116,328)       3,081,840    (58,158,505)     (43,533,986)
                                                                    ------------    -------------   ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................    15,501,625       (4,398,079)    42,369,413       77,970,492

NET ASSETS:
Beginning of period ..............................................   225,670,671      230,068,750    547,753,875      469,783,383
                                                                    ------------    -------------   ------------     ------------
End of period ....................................................   241,172,296    $ 225,670,671   $590,123,288     $547,753,875
                                                                    ------------    -------------   ------------     ------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................   107,379,840      106,279,077     23,726,504       25,835,933
Purchase payments ................................................    10,679,162       13,084,095        117,449          206,729
Surrenders .......................................................    (6,306,665)      (5,229,338)    (1,676,844)      (1,549,859)
Transfers - interdivision and from (to) VALIC general account.....   (16,249,038)      (6,753,994)      (745,734)        (766,299)
                                                                    ------------    -------------   ------------     ------------
Total units outstanding, end of period ...........................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------
Units outstanding, by class:
 Standard units ..................................................    94,031,183      107,321,015     21,421,375       23,726,504
 Enhanced units:
  20 bp reduced ..................................................       522,127           58,825             --               --
  40 bp reduced ..................................................       949,989               --             --               --
                                                                    ------------    -------------   ------------     ------------
Accumulation units end of period .................................    95,503,299      107,379,840     21,421,375       23,726,504
                                                                    ------------    -------------   ------------     ------------


                                                                                  AGSPC STOCK INDEX FUND -
                                                                             --------------------------------
                                                                                       DIVISION 10B
                                                                             --------------------------------
                                                                               FOR THE              FOR THE
                                                                              YEAR ENDED           YEAR ENDED
                                                                             DECEMBER 31,         DECEMBER 31,
                                                                                1999                  1998
                                                                             -----------          -----------
OPERATIONS:
Net investment income (loss) ............................................    $   309,409          $   358,014
Net realized gain on investments ........................................      5,087,126            2,895,173
Capital gains distributions from mutual funds ...........................        362,359              166,018
Net unrealized appreciation (depreciation)
 of investments during the period .......................................      2,257,759            6,394,969
                                                                             -----------          -----------
  Increase (decrease) in net assets resulting from operations ...........      8,016,653            9,814,174
                                                                             -----------          -----------

PRINCIPAL TRANSACTIONS:
Purchase payments .......................................................        152,691              204,507
Surrenders of accumulation units by terminations,
withdrawals, and maintenance fees .......................................     (4,474,719)          (2,153,577)
Annuity benefit payments ................................................       (371,146)            (327,696)
Amounts transferred interdivision, and from (to)
 VALIC general account ..................................................       (554,251)          (1,934,563)
                                                                             -----------          -----------
  Increase (decrease) in net assets
   resulting from principal transactions ................................     (5,247,425)          (4,211,329)
                                                                             -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................      2,769,228            5,602,845

NET ASSETS:
Beginning of period .....................................................     42,548,876           36,946,031
                                                                             -----------          -----------
End of period ...........................................................    $45,318,104          $42,548,876
                                                                             -----------          -----------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..................................      1,131,113            1,256,974
Purchase payments .......................................................          3,915                6,328
Surrenders ..............................................................       (115,209)             (68,344)
Transfers - interdivision and from (to) VALIC general account............        (14,204)             (63,845)
                                                                             -----------          -----------
Total units outstanding, end of period ..................................      1,005,615            1,131,113
                                                                             -----------          -----------
Units outstanding, by class:
 Standard units .........................................................       1,005,615            1,131,113
 Enhanced units:
  20 bp reduced .........................................................             --                   --
  40 bp reduced .........................................................             --                   --
                                                                             -----------          -----------
Accumulation units end of period ........................................      1,005,615            1,131,113
                                                                             -----------          -----------

                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            1999            1998            1999            1998           1999          1998
                                        ------------    ------------    ------------    ------------   ------------  ------------
Accumulation value per unit:
 Standard unit ......................       $2.522643       $2.100506      $26.836368      $22.479709     $43.027665    $35.792019
 Enhanced unit:
  20 bp reduced ......................       2.558263        2.125983              --              --             --            --
  40 bp reduced ......................       2.597863              --              --              --             --            --

16                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         AGSPC STOCK INDEX FUND -
                                                                   ---------------------------------------------------------------
                                                                             DIVISION 10C                     DIVISION 10D
                                                                   --------------------------------    ---------------------------
                                                                       FOR THE          FOR THE          FOR THE        FOR THE
                                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998             1999           1998
                                                                   --------------    --------------    ------------   ------------
OPERATIONS:
Net investment income (loss) ....................................  $      848,688    $    5,965,482    $     4,562    $   105,740
Net realized gain on investments ................................      58,888,546        21,789,375      6,938,320      4,368,980
Capital gains distributions from mutual funds ...................      36,367,266        13,033,369        471,902        219,975
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     612,628,344       631,036,013      2,683,181      7,900,957
                                                                   --------------    --------------    -----------    -----------
    Increase in net assets resulting from operations ............     708,732,844       671,824,239     10,097,965     12,595,652
                                                                   --------------    --------------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     544,822,404       372,858,039        535,672        654,342
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (226,510,857)     (130,840,043)    (4,345,956)    (3,879,247)
Annuity benefit payments ........................................        (262,614)         (164,035)       (18,611)       (15,905)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................     189,528,934       112,786,439     (3,390,505)    (2,514,825)
                                                                   --------------    --------------    -----------    -----------
    Increase (decrease) in net assets
     resulting from principal transactions ......................     507,577,867       354,640,400     (7,219,400)    (5,755,635)
                                                                   --------------    --------------    -----------    -----------
TOTAL INCREASE IN NET ASSETS ....................................   1,216,310,711     1,026,464,639      2,878,565      6,840,017

NET ASSETS:
Beginning of period .............................................   3,336,792,139     2,310,327,500     56,513,044     49,673,027
                                                                   --------------    --------------    -----------    -----------
End of period ...................................................   4,553,102,850     3,336,792,139    $59,391,609    $56,513,044
                                                                   --------------    --------------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................     698,570,695       615,053,124      6,655,796      7,438,537
Purchase payments ...............................................     102,379,268        85,764,962         65,246         88,428
Surrenders ......................................................     (41,417,044)      (29,978,801)      (477,997)      (521,941)
Transfers - interdivision and from (to) VALIC general account ...       37,936,626        27,731,410       (384,522)      (349,228)
                                                                   --------------    --------------    -----------    -----------
Total units outstanding, end of period ..........................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------
Units outstanding, by class:
  Standard units ................................................     766,975,696       691,680,049      5,858,523      6,655,796
  Enhanced units:
    20 bp reduced ...............................................      18,855,858         6,859,835             --             --
    40 bp reduced ...............................................      11,637,991            30,811             --             --
                                                                   --------------    --------------    -----------    -----------
Accumulation units end of period ................................     797,469,545       698,570,695      5,858,523      6,655,796
                                                                   --------------    --------------    -----------    -----------


                                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                          1999            1998           1999            1998
                                                                      ------------    ------------    ------------    ------------
Accumulation value per unit:
  Standard unit .................................................        5.696582      $ 4.772052      $10.095883      $ 8.457722
  Enhanced unit:
    20 bp reduced ...............................................        5.830950        4.875028              --              --
    40 bp reduced ...............................................        5.981762        4.991135              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             AGSPC GROWTH                AGSPC GROWTH & INCOME
                                                                          FUND - DIVISION 15               FUND - DIVISION 16
                                                                   --------------------------------   ----------------------------
                                                                      FOR THE           FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        1999              1998            1999            1998
                                                                   --------------    --------------   ------------    ------------

OPERATIONS:
Net investment income (loss) ...................................   $  (11,859,802)   $  (10,623,737)  $ (1,798,890)   $ (1,424,066)
Net realized gain on investments ...............................       65,180,424        11,720,556     14,837,619      10,494,295
Capital gains distributions from mutual funds ..................       50,296,770        51,517,534     33,787,657      20,275,426
Net unrealized appreciation (depreciation)
  of investments during the period .............................      (29,390,145)      114,925,718     13,472,567       3,996,252
                                                                   --------------    --------------   ------------    ------------
    Increase in net assets resulting from operations ...........       74,227,247       167,540,071     60,298,953      33,341,907
                                                                   --------------    --------------   ------------    ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      161,308,154       183,983,180     32,568,050      39,532,854
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (68,528,954)      (45,145,966)   (19,456,775)    (11,951,930)
Annuity benefit payments .......................................          (35,876)          (23,099)        (6,042)         (3,597)
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................     (161,568,773)      (34,517,049)   (22,008,587)    (32,787,298)
                                                                   --------------    --------------   ------------    ------------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      (68,825,449)      104,297,066     (8,903,354)     (5,209,971)
                                                                   --------------    --------------   ------------    ------------
TOTAL INCREASE IN NET ASSETS ...................................        5,401,798       271,837,137     51,395,599      28,131,936

NET ASSETS:
Beginning of period ............................................    1,213,260,606       941,423,469    285,227,911     257,095,975
                                                                   --------------    --------------   ------------    ------------
End of period ..................................................   $1,218,662,404    $1,213,260,606   $336,623,510    $285,227,911
                                                                   --------------    --------------   ------------    ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      499,326,366       453,172,490    129,550,695     132,434,555
Purchase payments ..............................................       65,108,607        82,864,073     13,413,749      19,715,398
Surrenders .....................................................      (27,017,879)      (20,670,419)    (7,982,974)     (6,142,924)
Transfers - interdivision and from (to) VALIC general account ..      (65,896,980)      (16,039,778)    (9,286,745)    (16,456,334)
                                                                   --------------    --------------   ------------    ------------
Total units outstanding, end of period .........................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------
Units outstanding, by class:
  Standard units ...............................................      460,108,285       494,997,997    124,329,201     129,550,695
  Enhanced units:
    20 bp reduced ..............................................        8,377,232         4,324,799        660,621              --
    40 bp reduced ..............................................        3,034,597             3,570        704,903              --
                                                                   --------------    --------------   ------------    ------------
Accumulation units end of period ...............................      471,520,114       499,326,366    125,694,725     129,550,695
                                                                   --------------    --------------   ------------    ------------


                                                                         AMERICAN CENTURY          AMERICAN GENERAL INTERNATIONAL
                                                                     ULTRA FUND - DIVISION 31        GROWTH FUND - DIVISION 33
                                                                   ------------------------------  ------------------------------
                                                                      FOR THE        FOR THE        FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,
                                                                        1999           1998           1999           1998
                                                                   --------------  ------------    ------------  ---------------

OPERATIONS:
Net investment income (loss) ...................................   $   (6,405,426) $ (2,282,917)    $    83,486      $        --
Net realized gain on investments ...............................        5,962,303       473,963         12,371               --
Capital gains distributions from mutual funds ..................       29,663,737    30,532,354        179,573               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................      227,838,963    39,033,600      2,105,762          200,750
                                                                   --------------  ------------    -----------      -----------
    Increase in net assets resulting from operations ...........      257,059,577    67,757,000      2,381,192          200,750
                                                                   --------------  ------------    -----------      -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      209,997,538    95,865,928        407,427               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................      (30,465,801)   (6,987,387)       (14,716)              --
Annuity benefit payments .......................................           (8,296)       (1,933)            --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ........................................      221,997,706    86,438,332        233,728        3,650,000
                                                                   --------------  ------------    -----------      -----------
    Increase (decrease) in net assets
     resulting from principal transactions .....................      401,521,147   175,314,940        626,439        3,650,000
                                                                   --------------  ------------    -----------      -----------
TOTAL INCREASE IN NET ASSETS ...................................      658,580,724   243,071,940      3,007,631        3,850,750

NET ASSETS:
Beginning of period ............................................      366,840,329   123,768,389      3,850,750               --
                                                                   --------------  ------------    -----------      -----------
End of period ..................................................   $1,025,421,053  $366,840,329    $ 6,858,381      $ 3,850,750
                                                                   --------------  ------------    -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................      217,361,127    97,745,282             --               --
Purchase payments ..............................................      109,879,713    63,913,168        349,422               --
Surrenders .....................................................      (15,131,159)   (4,133,151)       (32,064)              --
Transfers - interdivision and from (to) VALIC general account ..      121,450,593    59,835,828        185,196               --
                                                                   --------------  ------------    -----------      -----------
Total units outstanding, end of period .........................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------
Units outstanding, by class:
  Standard units ...............................................      411,119,880   209,221,513        167,387               --
  Enhanced units:
    20 bp reduced ..............................................       20,827,045     8,116,612          5,641               --
    40 bp reduced ..............................................        1,613,349        23,002        329,526               --
                                                                   --------------  ------------    -----------      -----------
Accumulation units end of period ...............................      433,560,274   217,361,127        502,554               --
                                                                   --------------  ------------    -----------      -----------


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------
Accumulation value per unit:
  Standard unit ................................................     $ 2.582249     $ 2.428587       2.676995         2.201234
  Enhanced unit:
    20 bp reduced ..............................................       2.608476       2.448443       2.704358               --
    40 bp reduced ..............................................       2.638280       2.471473       2.735261               --


                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999           1998            1999             1998
                                                                   --------------  ------------    ------------     ------------

Accumulation value per unit:
  Standard unit ................................................      2.359768      $ 1.685503      $ 1.634943            $ --
  Enhanced unit:
    20 bp reduced ..............................................      2.437771        1.737734        1.639279              --
    40 bp reduced ..............................................      2.527648        1.798208        1.643677              --


SEE NOTES TO FINANCIAL STATEMENTS.

18                            FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS


                                                                    AMERICAN GENERAL INTERNATIONAL    AMERICAN GENERAL LARGE CAP
                                                                       VALUE FUND - DIVISION 34        GROWTH FUND - DIVISION 39
                                                                   -------------------------------   -----------------------------
                                                                      FOR THE     FOR THE PERIOD      FOR THE     FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED   AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                                                         1999            1998           1999            1998
                                                                    ------------  ---------------   ------------  ----------------
OPERATIONS:
Net investment income (loss) .....................................  $     70,476   $        5,760   $    (24,106)   $        2,093
Net realized gain on investments .................................        50,532               --        196,164                --
Capital gains distributions from mutual funds ....................       358,216               --        634,398                --
Net unrealized appreciation (depreciation)
 of investments during the period ................................     2,597,347          547,276      3,810,394           695,540
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets resulting from operations ...............     3,076,571          553,036      4,616,850           697,633
                                                                    ------------   --------------   ------------    --------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................       555,334               --      9,704,453                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ........ ......................       (15,637)              --       (287,336)               --
Annuity benefit payments .........................................            --               --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account ...........................................       330,143        3,600,000      4,199,650         2,850,000
                                                                    ------------   --------------   ------------    --------------
  Increase in net assets
   resulting from principal transactions .........................       869,840        3,600,000     13,616,767         2,850,000
                                                                    ------------   --------------   ------------    --------------
TOTAL INCREASE IN NET ASSETS .....................................     3,946,411        4,153,036     18,233,617         3,547,633

NET ASSETS:
Beginning of period ..............................................     4,153,036               --      3,547,633                --
                                                                    ------------   --------------   ------------    --------------
End of period ....................................................  $  8,099,447   $    4,153,036   $ 21,781,250    $    3,547,633
                                                                    ------------   --------------   ------------    --------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................            --               --             --                --
Purchase payments ................................................       390,550               --      7,178,778                --
Surrenders .......................................................       (16,250)              --       (231,027)               --
Transfers - interdivision and from (to) VALIC general account ....       212,767               --      3,181,787                --
                                                                    ------------   --------------   ------------    --------------
Total units outstanding, end of period ...........................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------
Units outstanding, by class:
 Standard units ..................................................       337,242               --        519,825                --
 Enhanced units:
  20 bp reduced ..................................................       177,255               --         95,862                --
  40 bp reduced ..................................................        72,570               --      9,513,851                --
                                                                    ------------   --------------   ------------    --------------
Accumulation units end of period .................................       587,067               --     10,129,538                --
                                                                    ------------   --------------   ------------    --------------


                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                    ------------   --------------   ------------    --------------
Accumulation value per unit:
 Standard unit ...................................................  $   1.915641   $           --   $   1.667518    $           --
 Enhanced unit:
  20 bp reduced ..................................................      1.920710               --       1.671932                --
  40 bp reduced ..................................................      1.925869               --       1.676417                --







SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                           19

                                                                     AMERICAN GENERAL LARGE CAP     AMERICAN GENERAL MID CAP GROWTH
                                                                      VALUE FUND - DIVISION 40           FUND - DIVISION 37
                                                                   ------------------------------   ------------------------------
                                                                     FOR THE       FOR THE PERIOD     FOR THE        FOR THE PERIOD
                                                                    YEAR ENDED    AUGUST 26, 1998    YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     45,852   $        10,224   $     (3,196)  $            --
Net realized gain on investments ................................        63,723                --         21,955                --
Capital gains distributions from mutual funds ...................       650,214                --        710,827                --
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (552,152)          716,526       (258,735)        1,425,600
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............       207,637           726,750        470,851         1,425,600
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................       554,240                --      1,017,137                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (26,803)               --        (14,137)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       115,335         2,900,000        121,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets
   resulting from principal transactions ........................       642,772         2,900,000      1,124,669         4,050,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS.....................................       850,409         3,626,750      1,595,520         5,475,600

NET ASSETS:
Beginning of period .............................................     3,626,750                --      5,475,600                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  4,477,159   $     3,626,750   $  7,071,120   $     5,475,600
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       439,688                --        801,847                --
Surrenders ......................................................       (29,042)               --        (24,159)               --
Transfers - interdivision and from (to) VALIC general account ...        92,844                --         94,239                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       216,072                --        477,094                --
 Enhanced units:
  20 bp reduced .................................................           221                --          1,244                --
  40 bp reduced .................................................       287,197                --        393,589                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................       503,490                --        871,927                --
                                                                   ------------   ---------------   ------------   ---------------




                                                                   AMERICAN GENERAL MID CAP VALUE      AMERICAN GENERAL SMALL CAP
                                                                           FUND - DIVISION 38           GROWTH FUND - DIVISION 35
                                                                   ------------------------------   ------------------------------
                                                                       FOR THE    FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED   AUGUST 26, 1998    YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                       1999             1998            1999            1998
                                                                   ------------   ---------------   ------------   ---------------
OPERATIONS:
Net investment income (loss) ....................................  $     34,101   $        10,079   $    (10,661)  $            --
Net realized gain on investments ................................       156,954                --        128,821                --
Capital gains distributions from mutual funds ...................     1,894,986           115,562      1,115,791            18,373
Net unrealized appreciation (depreciation)
 of investments during the period ...............................      (764,242)          896,569      4,835,156         1,361,100
                                                                   ------------   ---------------   ------------   ---------------
  Increase in net assets resulting from operations ..............     1,321,799         1,022,210      6,069,107         1,379,473
                                                                   ------------   ---------------   ------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     1,350,999                --      2,566,013                --
Surrenders of accumulation units by terminations,
 withdrawals, and maintenance fees ..............................       (22,598)               --       (102,973)               --
Annuity benefit payments ........................................            --                --             --                --
Amounts transferred interdivision, and from (to)
 VALIC general account...........................................       718,756         3,949,999      2,902,335         3,900,000
  Increase in net assets                                           ------------   ---------------   ------------   ---------------
   resulting from principal transactions .........................    2,047,157         3,949,999      5,365,375         3,900,000
                                                                   ------------   ---------------   ------------   ---------------
TOTAL INCREASE IN NET ASSETS......................................    3,368,956         4,972,209     11,434,482         5,279,473

NET ASSETS:
Beginning of period .............................................     4,972,209                --      5,279,473                --
                                                                   ------------   ---------------   ------------   ---------------
End of period ...................................................  $  8,341,165   $     4,972,209   $ 16,713,955   $     5,279,473
                                                                   ------------   ---------------   ------------   ---------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --                --             --                --
Purchase payments ...............................................       982,289                --      1,718,837                --
Surrenders ......................................................       (28,013)               --        (83,425)               --
Transfers - interdivision and from (to) VALIC general account ...       527,305                --      1,758,419                --
                                                                   ------------   ---------------   ------------   ---------------
Total units outstanding, end of period ..........................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------
Units outstanding, by class:
 Standard units .................................................       223,437                --        298,665                --
 Enhanced units:
  20 bp reduced .................................................       142,103                --        119,661                --
  40 bp reduced .................................................     1,116,041                --      2,975,505                --
                                                                   ------------   ---------------   ------------   ---------------
Accumulation units end of period ................................     1,481,581                --      3,393,831                --
                                                                   ------------   ---------------   ------------   ---------------











                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                1999             1998          1999          1998           1999
                             ------------     ------------  ------------  ------------   ------------
Accumulation value per unit:
Standard unit                $   1.302905     $        --   $ 1.423173    $         --   $   1.521699
 Enhanced unit:
  20 bp reduced                  1.306351              --     1.426935              --       1.525696
  40 bp reduced                  1.309860              --     1.430763              --       1.529814


                             DECEMBER 31,     DECEMBER 31,  DECEMBER 31,
                                1998             1999          1998
                             ---------------  ------------  ------------
Accumulation value per unit:
 Standard unit               $           --   $   2.272711  $         --
 Enhanced unit:
  20 bp reduced                          --       2.278700            --
  40 bp reduced                          --       2.284815            --

20                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  DREYFUS VARIABLE INVESTMENT FUND-
                                                                    AMERICAN GENERAL SMALL CAP         SMALL CAP PORTFOLIO-
                                                                     VALUE FUND - DIVISION 36               DIVISION 18
                                                                   ----------------------------   ---------------------------------
                                                                     FOR THE    FOR THE PERIOD       FOR THE          FOR THE
                                                                    YEAR ENDED  AUGUST 26, 1998     YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31, TO DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999          1998              1999             1998
                                                                   -----------  ---------------    ------------    -------------
OPERATIONS:
Net investment income (loss) ....................................  $    55,280    $    13,079     $  (7,408,133)   $  (9,100,355)
Net realized gain on investments ................................        6,489             --        63,772,555       19,673,784
Capital gains distributions from mutual funds ...................      145,670         51,644                --       15,549,964
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     (493,258)       585,384        89,787,753      (67,338,458)
                                                                   -----------    -----------     -------------    -------------
     Increase (decrease) in net assets
       resulting from operations ................................     (285,819)       650,107       146,152,175      (41,215,065)
                                                                   -----------    -----------     -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      204,028             --        80,558,331      136,010,701
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (1,545)            --       (48,924,631)     (37,151,392)
Annuity benefit payments ........................................           --             --           (17,577)         (12,769)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       54,906      3,849,999      (200,169,015)    (105,448,868)
                                                                   -----------    -----------     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      257,389      3,849,999      (168,552,892)      (6,602,328)
                                                                   -----------    -----------     -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      (28,430)     4,500,106       (22,400,717)     (47,817,393)

NET ASSETS:
Beginning of period .............................................    4,500,106             --       802,006,915      849,824,308
                                                                   -----------    -----------     -------------    -------------
End of period ...................................................  $ 4,471,676    $ 4,500,106     $ 779,606,198    $ 802,006,915
                                                                   -----------    -----------     -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --             --       474,215,229      479,851,525
Purchase payments ...............................................      206,905             --        45,083,201       78,837,263
Surrenders ......................................................      (12,171)            --       (28,155,056)     (22,827,377)
Transfers - interdivision and from (to) VALIC general account ...       52,250             --      (113,572,602)     (61,646,182)
                                                                   -----------    -----------     -------------    -------------
Total units outstanding, end of period ..........................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      166,013             --       351,855,473      474,215,229
  Enhanced units:
    20 bp reduced ...............................................          232             --         2,046,085               --
    40 bp reduced ...............................................       80,739             --        23,669,214               --
                                                                   -----------    -----------     -------------    -------------
Accumulation units end of period ................................      246,984             --       377,570,772      474,215,229
                                                                   -----------    -----------     -------------    -------------


                                                                   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999          1998              1999            1998
                                                                   -----------  ---------------    ------------    -------------
Accumulation value per unit:
  Standard unit ................................................     $1.080558    $        --     $    2.059431    $    1.690786
  Enhanced unit:
    20 bp reduced ..............................................      1.083393             --          2.089527               --
    40 bp reduced ..............................................      1.086316             --          2.128984               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            21


                                                                     EVERGREEN GROWTH AND INCOME       EVERGREEN SMALL CAP VALUE
                                                                          FUND-DIVISION 56                 FUND-DIVISION 55
                                                                   -------------------------------   -----------------------------
                                                                   FOR THE PERIOD       FOR THE     FOR THE PERIOD      FOR THE
                                                                   JANUARY 4, 1999     YEAR ENDED   JANUARY 4, 1999    YEAR ENDED
                                                                   TO DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,   DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------  -------------
OPERATIONS:
Net investment income (loss) ....................................  $            (5)  $          --  $            --  $          --
Net realized gain on investments ................................               31              --               --             --
Capital gains distributions from mutual funds ...................                7              --               --             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................              370              --                              --
                                                                   ---------------   -------------  ---------------  -------------
     Increase (decrease) in net assets
       resulting from operations ... ............................              403              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            5,841              --              242             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --               --             --
Annuity benefit payments ........................................               --              --               --             --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            5,841              --              242             --
                                                                   ---------------   -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            6,244              --              242             --

NET ASSETS:
Beginning of period .............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
End of period ...................................................  $         6,244   $          --  $           242  $          --
                                                                   ---------------   -------------  ---------------  -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --               --             --
Purchase payments ...............................................            5,510              --              244             --
Surrenders ......................................................               --              --               --             --
Transfers - interdivision and from (to) VALIC general account ...               (9)             --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Total units outstanding, end of period ..........................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------
Units outstanding, by class:
  Standard units ................................................              175              --              244             --
  Enhanced units:
    20 bp reduced ...............................................            5,326              --               --             --
    40 bp reduced ...............................................               --              --               --             --
                                                                   ---------------   -------------  ---------------  -------------
Accumulation units end of period ................................            5,501              --              244             --
                                                                   ---------------   -------------  ---------------  -------------

                                                                           EVERGREEN VALUE               DREYFUS FOUNDERS GROWTH
                                                                          FUND-DIVISION 57                   FUND-DIVISION 30
                                                                   -------------------------------  -------------------------------
                                                                   FOR THE PERIOD      FOR THE          FOR THE         FOR THE
                                                                   JANUARY 4, 1999    YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998             1999             1998
                                                                   ---------------   -------------  ---------------   -------------
OPERATIONS:
Net investment income (loss) ....................................  $             4   $          --  $    (5,884,618)  $  (2,702,478)
Net realized gain on investments ................................               --              --        4,207,339         669,679
Capital gains distributions from mutual funds ...................              262              --      127,949,776      21,151,616
Net unrealized appreciation (depreciation)
  of investments during the period ..............................             (319)             --       95,948,371      42,627,883
                                                                   ---------------   -------------  ---------------   -------------
     Increase (decrease) in net assets
       resulting from operations ................................              (53)             --      222,220,868      61,746,700
                                                                   ---------------   -------------  ---------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................            4,435              --      179,626,688     117,393,497
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................               --              --      (27,384,768)     (9,478,330)
Annuity benefit payments ........................................               --              --           (2,237)         (1,096)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................                3              --       88,107,501      72,791,918
                                                                   ---------------   -------------  ---------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................            4,438              --      240,347,184     180,705,989
                                                                   ---------------   -------------  ---------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................            4,385              --      462,568,052     242,452,689

NET ASSETS:
Beginning of period .............................................               --              --      412,920,920     170,468,231
                                                                   ---------------   -------------  ---------------   -------------
End of period ...................................................  $         4,385   $          --  $   875,488,972   $ 412,920,920
                                                                   ---------------   -------------  ---------------   -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................               --              --      258,511,009     132,167,162
Purchase payments ...............................................            4,240              --      100,769,102      80,460,723
Surrenders ......................................................               --              --      (14,640,042)     (6,588,832)
Transfers - interdivision and from (to) VALIC general account ...               --              --       52,174,839      52,471,956
                                                                   ---------------   -------------  ---------------   -------------
Total units outstanding, end of period ..........................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------
Units outstanding, by class:
  Standard units ................................................            4,240              --      357,129,398     250,777,959
  Enhanced units:
    20 bp reduced ...............................................               --              --       16,160,159       7,720,189
    40 bp reduced ...............................................               --              --       23,525,351          12,861
                                                                   ---------------   -------------  ---------------   -------------
Accumulation units end of period ................................            4,240              --      396,814,908     258,511,009
                                                                   ---------------   -------------  ---------------   -------------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         1999             1998           1999             1998
                                                                   ---------------   -------------  ---------------  -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.132919   $          --  $      0.995515  $          --
  Enhanced unit:
    20 bp reduced ...............................................         1.135195              --               --             --
    40 bp reduced ...............................................               --              --               --             --


                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                         1999             1998            1999             1998
                                                                   ---------------   -------------  ---------------   -------------
Accumulation value per unit:
  Standard unit .................................................  $      1.034113   $          --  $      2.196620   $    1.595913
  Enhanced unit:
    20 bp reduced ...............................................               --              --         2.252548        1.633282
    40 bp reduced ...............................................               --              --         2.316600        1.676366

22                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         NEUBERGER BERMAN               PUTNAM GLOBAL GROWTH
                                                                    GUARDIAN TRUST-DIVISION 29           FUND - DIVISION 28
                                                                 ----------------------------    ------------------------------
                                                                    FOR THE          FOR THE          FOR THE          FOR THE
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999              1998
                                                                 -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (148,588)   $    (316,186)   $  (2,657,686)   $    (417,807)
Net realized gain (loss) on investments .......................        232,115          447,267        4,532,574          107,190
Capital gains distributions from mutual funds .................     10,764,888        5,112,104       43,772,448        4,089,731
Net unrealized appreciation (depreciation)
  of investments during the period ............................     (6,452,929)      (5,621,588)     131,823,273       21,600,190
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets resulting from
        operations. ...........................................      4,395,486         (378,403)     177,470,609       25,379,304
                                                                 -------------    -------------    -------------    -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................     12,562,405       18,727,026       77,466,315       45,226,423
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (3,739,131)      (1,971,281)     (10,501,490)      (3,310,436)
Annuity benefit payments ......................................            (67)            --             (4,995)          (2,617)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................    (15,092,015)      (1,314,316)      89,335,469       36,967,959
                                                                 -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (6,268,808)      15,441,429      156,295,299       78,881,329
                                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................     (1,873,322)      15,063,026      333,765,908      104,260,633

NET ASSETS:
Beginning of period ...........................................     61,369,849       46,306,823      163,095,041       58,834,408
                                                                 -------------    -------------    -------------    -------------
End of period .................................................  $  59,496,527    $  61,369,849    $ 496,860,949    $ 163,095,041
                                                                 =============    =============    =============    =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     46,274,070       35,406,663      107,627,792       49,548,732
Purchase payments .............................................      8,823,454       13,737,161       45,014,503       32,447,084
Surrenders ....................................................     (2,554,943)      (1,683,029)      (5,810,559)      (2,408,897)
Transfers-interdivision and from (to) VALIC general account....    (10,782,486)      (1,186,725)      53,893,181       28,040,873
                                                                 -------------    -------------    -------------    -------------
Total units outstanding, end of period ........................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============
Units outstanding, by class:
  Standard units ..............................................     40,241,067       45,261,146      181,916,991      101,468,260
  Enhanced units:
    20 bp reduced .............................................      1,406,229        1,012,671       11,313,375        6,153,771
    40 bp reduced .............................................        112,799              253        7,494,551            5,761
                                                                 -------------    -------------    -------------    -------------
Accumulation units end of period ..............................     41,760,095       46,274,070      200,724,917      107,627,792
                                                                 =============    =============    =============    =============

                                                                 DECEMBER 31,      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                     1999              1998            1999             1998
                                                                 -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit ...............................................  $    1.422424    $    1.324970    $    2.465895    $    1.512865
  Enhanced unit:
    20 bp reduced .............................................       1.471857         1.368269         2.530785         1.549587
    40 bp reduced .............................................       1.528673         1.418252         2.603644         1.591007

SEE NOTES TO FINANCIAL STATEMENTS.

                            SEPARATE ACCOUNT A                              23

                                                                 PUTNAM NEW OPPORTUNITIES FUND-       PUTNAM OTC & EMERGING GROWTH
                                                                            DIVISION 26                   FUND - DIVISION 27
                                                                 -------------------------------     ------------------------------
                                                                    FOR THE           FOR THE          FOR THE         FOR THE
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                      1999             1998              1999           1998
                                                                 --------------    -------------     ------------   -------------
OPERATIONS:
Net investment income (loss) ..................................  $    (5,793,432) $    (2,691,328) $   (1,934,231)  $   3,286,141
Net realized gain (loss) on investments .......................        5,405,004          872,455       9,704,876        (332,944)
Capital gains distributions from mutual funds .................       73,606,083       12,546,729      20,649,440              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................      313,953,044       53,605,222     182,753,857       9,278,020
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      387,170,699       64,333,078     211,173,942      12,231,217
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      156,130,519      108,017,017      40,430,971      36,165,527
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................      (25,813,365)      (8,784,234)     (8,888,544)     (4,499,407)
Annuity benefit payments ......................................             (896)            (575)         (2,730)         (2,072)
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................       86,572,168       84,011,090      46,636,113         960,600
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................      216,888,426      183,243,298      78,175,810      32,624,648
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      604,059,125      247,576,376     289,349,752      44,855,865

NET ASSETS:
Beginning of period ...........................................      412,412,954      164,836,578     142,311,995      97,456,130
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $ 1,016,472,079  $   412,412,954  $  431,661,747   $ 142,311,995
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................      291,260,021      143,395,066     132,559,704      99,785,041
Purchase payments .............................................       96,163,717       85,839,361      28,703,809      36,257,228
Surrenders ....................................................      (15,044,221)      (6,337,162)     (6,296,909)     (4,704,400)
Transfers-interdivision and from (to) VALIC general account ...       54,303,091       68,362,756      23,934,549       1,221,835
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................      386,064,440      280,523,297     170,725,977     129,463,792
  Enhanced units:
    20 bp reduced .............................................       19,231,737       10,725,927       6,570,152       3,092,839
    40 bp reduced .............................................       21,386,431           10,797       1,605,024           3,073
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................      426,682,608      291,260,021     178,901,153     132,559,704
                                                                 ===============  ===============  ==============   =============

                                                                        SCUDDER GROWTH AND              T. ROWE PRICE SMALL-CAP
                                                                     INCOME FUND - DIVISION 21          STOCK FUND - DIVISION 51
                                                                 -------------------------------     -------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED    OCTOBER 22, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                      1999             1998              1999             1998
                                                                 --------------    -------------     ------------   ----------------
OPERATIONS:
Net investment income (loss) ..................................  $    2,202,593   $    2,680,972   $      (20,554)  $          --
Net realized gain (loss) on investments .......................       3,895,314        1,067,960           40,991              --
Capital gains distributions from mutual funds .................       6,380,872       17,737,903          320,107              --
Net unrealized appreciation (depreciation)
  of investments during the period ............................        (283,526)     (15,926,329)       1,008,645              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets resulting from
        operations ............................................      12,195,253        5,560,506        1,349,189              --
                                                                 ---------------  ---------------  --------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      54,245,118       79,800,185        5,952,689             139
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...........................     (13,753,656)      (7,670,739)        (196,858)             --
Annuity benefit payments ......................................          (4,562)          (3,718)              --              --
Amounts transferred interdivision, and from (to)
 VALIC general account ........................................     (53,742,268)      34,897,873        1,652,855              --
                                                                 ---------------  ---------------  --------------   -------------
     Increase (decrease) in net assets
        resulting from principal transactions .................     (13,255,368)     107,023,601        7,408,686             139
                                                                 ---------------  ---------------  --------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................      (1,060,115)     112,584,107        8,757,875             139
                                                                 ===============  ===============  ==============   =============
NET ASSETS:
Beginning of period ...........................................     247,968,508      135,384,401              139              --
                                                                 ---------------  ---------------  --------------   -------------
End of period .................................................  $  246,908,393   $  247,968,508   $    8,758,014   $         139
                                                                 ===============  ===============  ==============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ........................     164,312,979       94,225,984              122              --
Purchase payments .............................................      34,048,172       51,892,138        5,428,689             122
Surrenders ....................................................      (8,263,310)      (5,008,156)        (169,605)             --
Transfers-interdivision and from (to) VALIC general account ...     (34,611,633)      23,203,013        1,484,376              --
                                                                 ---------------  ---------------  --------------   -------------
Total units outstanding, end of period ........................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============
Units outstanding, by class:
  Standard units ..............................................     146,888,390      159,815,811          821,977             122
  Enhanced units:
   20 bp reduced ..............................................       6,367,461        4,494,004          249,245              --
   40 bp reduced ..............................................       2,230,357            3,164        5,672,360              --
                                                                 ---------------  ---------------  --------------   -------------
Accumulation units end of period ..............................     155,486,208      164,312,979        6,743,582             122
                                                                 ===============  ===============  ==============   =============


                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $      2.376261  $      1.415175  $     2.408872   $    1.072660
  Enhanced unit:
    20 bp reduced .............................................         2.414279         1.434946        2.471391        1.098295
    40 bp reduced .............................................         2.459834         1.459115        2.542500        1.127653



                                                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998             1999            1998
                                                                 ---------------  ---------------  --------------   -------------
Accumulation value per unit:
  Standard unit ...............................................  $     1.584519   $     1.507724   $     1.293095   $    1.141049
  Enhanced unit:
    20 bp reduced .............................................        1.623952         1.542160         1.296356              --
    40 bp reduced .............................................        1.670148         1.582856         1.299637              --

24                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL
                                                                          FUND - DIVISION 32                FUND - DIVISION 20
                                                                   ------------------------------    ------------------------------
                                                                     FOR THE          FOR THE          FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999             1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ...........................................  $   7,554,809    $   3,763,468    $  11,247,994    $   7,944,373
Net realized gain (loss) on investments .........................     (2,951,879)      (1,076,896)      48,058,679       52,533,310
Capital gains distributions from mutual funds ...................      2,706,922       17,280,633       71,597,060       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the period ..............................     80,764,072      (34,315,820)      22,890,344      (37,039,574)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from
      operations ................................................     88,073,924      (14,348,615)     153,794,077       55,341,948
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     56,633,360       72,575,285       86,045,632      114,632,129
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (13,184,454)      (7,939,318)     (46,576,624)     (35,093,007)
Annuity benefit payments ........................................         (2,321)          (1,991)         (11,559)          (9,179)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (11,673,466)     (12,669,089)    (143,595,363)     (95,114,875)
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................     31,773,119       51,964,887     (104,137,914)     (15,584,932)
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................    119,847,043       37,616,272       49,656,163       39,757,016

NET ASSETS:
Beginning of period .............................................    218,468,273      180,852,001      769,496,203      729,739,187
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 338,315,316    $ 218,468,273    $ 819,152,366    $ 769,496,203
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    204,065,916      159,201,107      452,419,089      463,174,350
Purchase payments ...............................................     44,888,381       63,265,244       46,775,532       65,837,726
Surrenders ......................................................     (9,883,393)      (7,600,467)     (25,556,432)     (21,321,029)
Transfers - interdivision and from (to) VALIC general account ...    (10,739,081)     (10,799,968)     (79,846,982)     (55,271,958)
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    219,168,378      198,626,024      372,176,780      452,419,089
  Enhanced units:
    20 bp reduced ...............................................      8,660,425        5,437,288        2,084,490               --
    40 bp reduced ...............................................        503,020            2,604       19,529,937               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    228,331,823      204,065,916      393,791,207      452,419,089
                                                                   -------------    -------------    -------------    -------------

                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999            1998             1999              1998
                                                                   -------------    -------------    -------------    -------------
Accumulation value per unit:
  Standard unit .................................................  $    1.479830    $    1.069704    $    2.076148    $    1.700398
  Enhanced unit:
    20 bp reduced ...............................................       1.517785         1.094954         2.105759               --
    40 bp reduced ...............................................       1.560956         1.123840         2.138370               --


SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                             25



                                                                         VANGUARD WINDSOR II            AMERICAN GENERAL BALANCED
                                                                          FUND - DIVISION 24                FUND - DIVISION 42
                                                                   ------------------------------    -------------------------------
                                                                      FOR THE          FOR THE          FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED    AUGUST 26, 1998
                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
                                                                       1999              1998            1999              1998
                                                                   -------------    -------------    -------------   ---------------
OPERATIONS:
Net investment income ...........................................  $   8,388,243    $   5,622,515    $     188,495    $      29,084
Net realized gain (loss) on investments .........................      6,166,843        1,366,076           30,618               --
Capital gains distributions from mutual funds ...................     67,184,211       51,898,120          432,947           34,051
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (144,035,946)         278,987          350,211          805,536
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets resulting from operations..    (62,296,649)      59,165,698        1,002,271          868,671
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    213,954,582      172,075,011        1,574,236               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................    (40,354,240)     (18,029,126)         (60,039)              --
Annuity benefit payments ........................................         (9,743)          (6,802)              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................    (29,853,674)     162,813,002        1,582,048        5,000,000
                                                                   -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................    143,736,925      316,852,085        3,096,245        5,000,000
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................     81,440,276      376,017,783        4,098,516        5,868,671


NET ASSETS:
Beginning of period .............................................    651,414,982      275,397,199        5,868,671               --
                                                                   -------------    -------------    -------------    -------------
End of period ...................................................  $ 732,855,258    $ 651,414,982    $   9,967,187    $   5,868,671
                                                                   -------------    -------------    -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................    386,567,704      187,929,868               --               --
Purchase payments ...............................................    122,755,122      105,145,249        1,250,285               --
Surrenders ......................................................    (22,363,367)     (10,145,505)         (58,555)              --
Transfers - interdivision and from (to) VALIC general account ...    (20,680,140)     103,638,092        1,277,373               --
                                                                   -------------    -------------    -------------    -------------
Total units outstanding, end of period ..........................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------    -------------
Units outstanding, by class:
  Standard units ................................................    426,529,299      372,737,595          461,870               --
  Enhanced units:
    20 bp reduced ...............................................     20,846,053       13,800,156           38,339               --
    40 bp reduced ...............................................     18,903,967           29,953        1,968,894               --
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of period ................................    466,279,319      386,567,704        2,469,103               --
                                                                   -------------    -------------    -------------   ---------------

                                                                          VANGUARD WELLINGTON
                                                                            FUND-DIVISION 25
                                                                    ------------------------------
                                                                       FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         1999            1998
                                                                    -------------    -------------
OPERATIONS:
Net investment income ...........................................    $  14,109,155    $   8,146,899
Net realized gain (loss) on investments .........................        1,861,183          453,710
Capital gains distributions from mutual funds ...................       28,847,888       30,281,535
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      (30,879,706)     (13,016,167)
                                                                     -------------    -------------
    Increase (decrease) in net assets resulting from ............       13,938,520       25,865,977
                                                                     -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      149,843,118      128,896,516
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (29,503,291)     (11,075,983)
Annuity benefit payments ........................................           (4,939)          (1,770)
Amounts transferred interdivision, and from (to)
  VALIC general account .........................................       29,260,803      106,781,378
                                                                     -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions .....................      149,595,691      224,600,141
                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS ....................................      163,534,211      250,466,118


NET ASSETS:
Beginning of period .............................................      406,510,665      156,044,547
                                                                     -------------    -------------
End of period ...................................................    $ 570,044,876    $ 406,510,665
                                                                     -------------    -------------
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      273,485,784      116,429,781
Purchase payments ...............................................       96,236,923       87,356,196
Surrenders ......................................................      (18,147,782)      (6,659,976)
Transfers - interdivision and from (to) VALIC general account ...       19,135,718       76,359,783
                                                                     -------------    -------------
Total units outstanding, end of period ..........................      370,710,643      273,485,784
                                                                     -------------    -------------
Units outstanding, by class:
  Standard units ................................................      328,701,408      253,840,498
  Enhanced units:
    20 bp reduced ...............................................       28,195,817       19,636,072
    40 bp reduced ...............................................       13,813,418            9,214
                                                                     -------------    -------------
Accumulation units end of period ................................      370,710,643      273,485,784
                                                                     -------------    -------------


                                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                       1999              1998             1999            1998
                                                                   -------------    -------------    -------------   ---------------
Accumulation value per unit:
  Standard unit .................................................  $    1.566008    $    1.683226    $    1.323103   $            --
  Enhanced unit:
    20 bp reduced ...............................................       1.606241         1.723020         1.326598                --
    40 bp reduced ...............................................       1.653581         1.770257         1.330160                --


                                                                      DECEMBER 31,      DECEMBER 31,
                                                                          1999              1998
                                                                      -------------    -------------
Accumulation value per unit:
  Standard unit .................................................     $    1.528992    $    1.482836
  Enhanced unit:
    20 bp reduced ...............................................          1.580569         1.529797
    40 bp reduced ...............................................          1.641601         1.585688

26                            FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS                                                    AGSPC CAPITAL CONSERVATION FUND -
                                                                      --------------------------------------------------------
                                                                              DIVISION 1                    DIVISION 7
                                                                      ---------------------------  ---------------------------
                                                                         FOR THE        FOR THE       FOR THE        FOR THE
                                                                        YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                                                          1999           1998          1999            1998
                                                                      ------------   ------------  -------------   -------------
OPERATIONS:
Net investment income ..............................................  $   314,033    $   338,175    $ 3,026,245    $ 3,124,808
Net realized gain (loss) on investments ............................      (76,164)        12,194          8,827        413,199
Capital gains distributions from mutual funds ......................           --             --             --             --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (326,155)        35,832     (3,853,099)       (35,856)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets resulting from operations ....      (88,286)       386,201       (818,027)     3,502,151
                                                                      -----------    -----------    -----------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................       28,773        146,532      5,665,099      7,027,648
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (602,665)      (562,370)    (5,161,343)    (3,833,561)
Annuity benefit payments ...........................................         (539)          (455)            --             --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................     (433,773)       (97,641)    (8,133,261)    (2,143,426)
                                                                      -----------    -----------    -----------    -----------
    Increase (decrease) in net assets
      resulting from principal transactions ........................   (1,008,204)      (513,934)    (7,629,505)     1,050,661
                                                                      -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................   (1,096,490)      (127,733)    (8,447,532)     4,552,812

NET ASSETS:
Beginning of period ................................................    6,299,793      6,427,526     59,971,540     55,418,728
                                                                      -----------    -----------    -----------    -----------
End of period ......................................................  $ 5,203,303    $ 6,299,793    $51,524,008    $59,971,540
                                                                      -----------    -----------    -----------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................    1,689,443      1,831,961     28,751,662     28,242,598
Purchase payments ..................................................        7,625         40,472      2,709,678      3,402,874
Surrenders .........................................................     (163,729)      (155,629)    (2,465,503)    (1,879,505)
Transfers - interdivision and from (to) VALIC general account ......     (117,926)       (27,361)    (3,955,874)    (1,014,305)
                                                                      -----------    -----------    -----------    -----------
Total units outstanding, end of period .............................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------
Units outstanding, by class:
  Standard units ...................................................    1,415,413      1,689,443     24,749,727     28,751,662
  Enhanced units:
    20 bp reduced ..................................................           --             --         95,480             --
    40 bp reduced ..................................................           --             --        194,756             --
                                                                      -----------    -----------    -----------    -----------
Accumulation units end of period ...................................    1,415,413      1,689,443     25,039,963     28,751,662
                                                                      -----------    -----------    -----------    -----------

                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999            1998           1999           1998
                                                                      ------------   ------------  -------------   -------------
Accumulation value per unit:
  Standard unit ....................................................    $3.673180      $3.726168      $2.056559      $2.085846
  Enhanced unit:
    20 bp reduced ..................................................           --             --       2.112183             --
    40 bp reduced ..................................................           --             --       2.172271             --


SEE NOTES TO FINANCIAL STATEMENTS.

                              SEPARATE ACCOUNT A                             27


STATEMENTS OF CHANGES IN NET ASSETS
                                                                         AGSPC GOVERNMENT SECURITIES
                                                                              FUND - DIVISION 8
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999             1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   4,586,896    $   4,468,159
Net realized gain (loss) on investments ............................        661,487        1,352,903
Capital gains distributions from mutual funds ......................             --               --
Net unrealized appreciation (depreciation)
  of investments during the period .................................     (9,319,026)       1,437,930
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....     (4,070,643)       7,258,992
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     11,734,225       12,902,909
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,010,978)      (5,395,424)
Annuity benefit payments ...........................................             --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (18,810,222)      10,528,632
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (16,086,975)      18,036,117
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (20,157,618)      25,295,109

NET ASSETS:
Beginning of period ................................................    113,462,397       88,167,288
                                                                      -------------    -------------
End of period ......................................................  $  93,304,779    $ 113,462,397
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     53,729,671       45,034,894
Purchase payments ..................................................      5,561,118        6,558,071
Surrenders .........................................................     (4,281,237)      (2,679,928)
Transfers - interdivision and from (to) VALIC general account ......     (9,134,505)       4,816,634
                                                                      -------------    -------------
Total units outstanding, end of period .............................     45,875,047       53,729,671
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     45,292,728       53,729,671
  Enhanced units:
    20 bp reduced ..................................................        243,537               --
    40 bp reduced ..................................................        338,782               --
                                                                      -------------    -------------
Accumulation units end of period ...................................     45,875,047       53,729,671
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS                                        AGSPC INTERNATIONAL
                                                                             GOVERNMENT BOND
                                                                            FUND - DIVISION 13
                                                                      ------------------------------
                                                                         FOR THE          FOR THE
                                                                        YEAR ENDED       YEAR ENDED
                                                                       DECEMBER 31,     DECEMBER 31,
                                                                           1999            1998
                                                                      -------------    -------------
OPERATIONS:
Net investment income ..............................................  $   3,776,325    $   1,997,004
Net realized gain (loss) on investments ............................      1,059,581       (1,068,211)
Capital gains distributions from mutual funds ......................        103,421          872,765
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (16,515,559)      21,926,900
                                                                      -------------    -------------
    Increase (decrease) in net assets resulting from operations ....    (11,576,232)      23,728,458
                                                                      -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     21,815,358       25,413,792
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................     (9,363,283)      (7,785,118)
Annuity benefit payments ...........................................         (3,034)          (2,691)
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................    (22,744,405)     (38,345,989)
                                                                      -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................    (10,295,364)     (20,720,006)
                                                                      -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................    (21,871,596)       3,008,452

NET ASSETS:
Beginning of period ................................................    169,208,209      166,199,757
                                                                      -------------    -------------
End of period ......................................................  $ 147,336,613    $ 169,208,209
                                                                      -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................     97,883,538      111,480,591
Purchase payments ..................................................     13,082,135       16,433,799
Surrenders .........................................................     (5,520,000)      (5,105,973)
Transfers - interdivision and from (to) VALIC general account ......    (13,941,554)     (24,924,879)
                                                                      -------------    -------------
Total units outstanding, end of period .............................     91,504,119       97,883,538
                                                                      -------------    -------------

Units outstanding, by class:
  Standard units ...................................................     90,136,603       97,473,851
  Enhanced units:
    20 bp reduced ..................................................      1,058,856          408,156
    40 bp reduced ..................................................        308,660            1,531
                                                                      -------------    -------------
Accumulation units end of period ...................................     91,504,119       97,883,538
                                                                      -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                           AMERICAN GENERAL CORE BOND
                                                                               FUND - DIVISION 58
                                                                       -------------------------------
                                                                         FOR THE        FOR THE PERIOD
                                                                        YEAR ENDED      AUGUST 26, 1998
                                                                       DECEMBER 31,     TO DECEMBER 31,
                                                                          1999              1998
                                                                       -------------    -------------
OPERATIONS:
Net investment income ..............................................   $     320,982    $      50,247
Net realized gain (loss) on investments ............................            (446)              --
Capital gains distributions from mutual funds ......................              --           16,291
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (380,782)          95,397
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (60,246)         161,935
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          64,222               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................              (8)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................           2,477        5,000,001
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................          66,691        5,000,001
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................           6,445        5,161,936

NET ASSETS:
Beginning of period ................................................       5,161,936               --
                                                                       -------------    -------------
End of period ......................................................   $   5,168,381    $   5,161,936
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................          62,747               --
Surrenders .........................................................              (8)              --
Transfers - interdivision and from (to) VALIC general account ......           2,310               --
                                                                       -------------    -------------
Total units outstanding, end of period .............................          65,049               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................          54,349               --
  Enhanced units:
    20 bp reduced ..................................................          10,700               --
    40 bp reduced ..................................................              --               --
                                                                       -------------    -------------
Accumulation units end of period ...................................          65,049               --
                                                                       -------------    -------------


STATEMENTS OF CHANGES IN NET ASSETS
                                                                       AMERICAN GENERAL DOMESTIC BOND
                                                                             FUND - DIVISION 43
                                                                       ------------------------------
                                                                          FOR THE     FOR THE PERIOD
                                                                        YEAR ENDED    AUGUST 26, 1998
                                                                        DECEMBER 31,  TO DECEMBER 31,
                                                                           1999             1998
                                                                       -------------  ---------------
OPERATIONS:
Net investment income ..............................................   $      98,906    $      14,978
Net realized gain (loss) on investments ............................          (7,296)              --
Capital gains distributions from mutual funds ......................              36           15,898
Net unrealized appreciation (depreciation)
  of investments during the period .................................        (139,402)          28,692
                                                                       -------------    -------------
    Increase (decrease) in net assets resulting from operations ....         (47,756)          59,568
                                                                       -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................         623,941               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          (1,682)              --
Annuity benefit payments ...........................................              --               --
Amounts transferred interdivision, and from (to)
  VALIC general account ............................................         (51,023)       1,250,000
                                                                       -------------    -------------
    Increase (decrease) in net assets
      resulting from principal transactions ........................         571,236        1,250,000
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ............................         523,480        1,309,568

NET ASSETS:
Beginning of period ................................................       1,309,568               --
                                                                       -------------    -------------
End of period ......................................................   $   1,833,048    $   1,309,568
                                                                       -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................              --               --
Purchase payments ..................................................         637,229               --
Surrenders .........................................................         (29,632)              --
Transfers - interdivision and from (to) VALIC general account ......         (48,322)              --
                                                                       -------------    -------------
Total units outstanding, end of period .............................         559,275               --
                                                                       -------------    -------------

Units outstanding, by class:
  Standard units ...................................................         188,580               --
  Enhanced units:
    20 bp reduced ..................................................              --               --
    40 bp reduced ..................................................         370,695               --
                                                                       -------------    -------------
Accumulation units end of period ...................................         559,275               --
                                                                       -------------    -------------




                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 2.032753     $ 2.111727     $ 1.609098     $ 1.728006
  Enhanced unit:
    20 bp reduced .................       2.087744             --       1.634588       1.751922
    40 bp reduced .................       2.147126             --       1.661837       1.777571



                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1999           1998           1999           1998
                                       ------------   -----------    ------------   ------------
Accumulation value per unit:
  Standard unit ...................     $ 1.009692     $       --     $ 1.004631     $       --
  Enhanced unit:
    20 bp reduced .................       1.012353             --             --             --
    40 bp reduced .................             --             --       1.009996             --


SEE NOTES TO FINANCIAL STATEMENTS.

28                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            AMERICAN GENERAL
                                                                            HIGH YIELD BOND         AMERICAN GENERAL STRATEGIC BOND
                                                                           FUND - DIVISION 60               FUND - DIVISION 59
                                                                     ----------------------------     ----------------------------
                                                                       FOR THE      FOR THE PERIOD     FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED     AUGUST 26, 1998   YEAR ENDED     AUGUST 26, 1998
                                                                     DECEMBER 31,   TO DECEMBER 31,  DECEMBER 31,    TO DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
OPERATIONS:
Net investment income (loss) ....................................... $   491,161      $    92,262     $   414,198      $    69,000
Net realized gain (loss) on investments ............................        (357)              --               7               --
Capital gains distributions from mutual funds ......................          --               --              --           11,064
Net unrealized appreciation (depreciation)
  of investments during the period .................................    (333,976)         189,911        (211,104)         185,469
                                                                     -----------      -----------     -----------      -----------
     Increase (decrease) in net assets resulting from operations ...     156,828          282,173         203,101          265,533
                                                                     -----------      -----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................     173,814               --          33,916               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................      (1,458)              --            (134)              --
Annuity benefit payments ...........................................          --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ...........................................     (24,004)       5,000,000           4,091        4,999,999
                                                                     -----------      -----------     -----------      -----------
     Increase in net assets
       resulting from principal transactions .......................     148,352        5,000,000          37,873        4,999,999
                                                                     -----------      -----------     -----------      -----------
TOTAL INCREASE IN NET ASSETS .......................................     305,180        5,282,173         240,974        5,265,532

NET ASSETS:
Beginning of period ................................................   5,282,173               --       5,265,532               --
                                                                     -----------      -----------     -----------      -----------
End of period ...................................................... $ 5,587,353      $ 5,282,173     $ 5,506,506      $ 5,265,532
                                                                     -----------      -----------     -----------      -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .............................          --               --              --               --
Purchase payments ..................................................     163,306               --          31,684               --
Surrenders .........................................................      (1,372)              --            (125)              --
Transfers - interdivision and from (to) VALIC general account ......     (22,704)              --           3,831               --
                                                                     -----------      -----------     -----------      -----------
Total units outstanding, end of period .............................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------
Units outstanding, by class:
   Standard units ..................................................     136,423               --           2,324               --
   Enhanced units:
     20 bp reduced .................................................       2,397               --              --               --
     40 bp reduced .................................................         410               --          33,066               --
                                                                     -----------      -----------     -----------      -----------
Accumulation units end of period ...................................     139,230               --          35,390               --
                                                                     -----------      -----------     -----------      -----------

                                                                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999              1998           1999              1998
                                                                     -----------      -----------     -----------      -----------
Accumulation value per unit:
   Standard unit ................................................... $  1.075994      $        --     $  1.081981      $        --
   Enhanced unit:
     20 bp reduced
     40 bp reduced .................................................    1.078842               --              --               --
                                                                        1.081775               --        1.087771               --



SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            29


                                                                VANGUARD LONG-TERM                     VANGUARD LONG-TERM
                                                           CORPORATE FUND - DIVISION 22           TREASURY FUND - DIVISION 23
                                                        ----------------------------------    ----------------------------------
                                                            FOR THE            FOR THE            FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $     3,751,628    $     2,052,614    $     7,007,754    $     2,857,159
Net realized gain (loss) on investments ..............         (398,632)           136,212           (687,054)         1,195,397
Capital gains distributions from mutual funds ........          410,483          1,044,043          1,589,174                 --
Net unrealized appreciation (depreciation)
  of investments during the period ...................       (8,721,370)           (64,200)       (21,800,390)         2,611,560
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................       (4,957,891)         3,168,669        (13,890,516)         6,664,116
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................       20,898,993         18,953,737         46,110,281         30,970,739
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................       (3,914,976)        (1,608,861)        (8,715,834)        (2,748,295)
Annuity benefit payments .............................           (2,439)                --               (761)              (813)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................       (3,549,583)        19,011,058           (436,765)        60,728,245
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........       13,431,995         36,355,934         36,956,921         88,949,876
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................        8,474,104         39,524,603         23,066,405         95,613,992

NET ASSETS:
Beginning of period ..................................       59,964,652         20,440,049        119,252,206         23,638,214
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $    68,438,756    $    59,964,652    $   142,318,611    $   119,252,206
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............       47,072,573         17,371,407         90,363,929         20,041,920
Purchase payments ....................................       16,695,613         15,098,601         35,729,706         23,916,542
Surrenders ...........................................       (3,079,946)        (1,333,865)        (6,580,094)        (1,937,227)
Transfers - interdivision and from (to) VALIC
   general account ...................................       (3,137,264)        15,936,430           (365,799)        48,342,694
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................       49,616,245         44,122,646        110,102,115         86,673,300
   Enhanced units:
     20 bp reduced ...................................        4,060,325          2,949,044          7,578,682          3,682,809
     40 bp reduced ...................................        3,874,406                883          1,466,945              7,820
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................       57,550,976         47,072,573        119,147,742         90,363,929
                                                        ---------------    ---------------    ---------------    ---------------



                                                            AGSPC SCIENCE & TECHNOLOGY             AGSPC SOCIAL AWARENESS
                                                                FUND - DIVISION 17                    FUND - DIVISION 12
                                                        ----------------------------------    ----------------------------------
                                                           FOR THE           FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31,      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                            1999               1998               1999               1998
                                                        ---------------    ---------------    ---------------    ---------------

OPERATIONS:
Net investment income (loss) .........................  $   (19,907,095)   $   (10,381,062)   $    (1,053,214)   $       190,273
Net realized gain (loss) on investments ..............       30,613,817         34,745,563          8,179,859          2,220,138
Capital gains distributions from mutual funds ........      328,749,980        113,616,462         22,439,556         37,003,617
Net unrealized appreciation (depreciation)
  of investments during the period ...................    1,226,217,782        250,423,659         57,407,741         38,477,902
                                                        ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets resulting
       from operations ...............................    1,565,674,484        388,404,622         86,973,942         77,891,930
                                                        ---------------    ---------------    ---------------    ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments ....................................      279,006,916        195,575,628         94,842,943         72,710,322
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................      (99,642,197)       (44,292,549)       (25,298,865)       (13,355,087)
Annuity benefit payments .............................          (48,492)           (17,543)           (24,585)            (9,481)
Amounts transferred interdivision, and from (to)
   VALIC general account .............................      309,209,056        (92,089,284)        27,286,374         54,323,803
                                                        ---------------    ---------------    ---------------    ---------------
     Increase in net assets
       resulting from principal transactions .........      488,525,283         59,176,252         96,805,867        113,669,557
                                                        ---------------    ---------------    ---------------    ---------------
TOTAL INCREASE IN NET ASSETS .........................    2,054,199,767        447,580,874        183,779,809        191,561,487

NET ASSETS:
Beginning of period ..................................    1,357,242,328        909,661,454        435,141,459        243,579,972
                                                        ---------------    ---------------    ---------------    ---------------
End of period ........................................  $ 3,411,442,095    $ 1,357,242,328    $   618,921,268    $   435,141,459
                                                        ---------------    ---------------    ---------------    ---------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...............      421,835,835        397,842,959        115,602,816         81,577,104
Purchase payments ....................................       64,052,931         77,332,989         23,030,880         21,359,028
Surrenders ...........................................      (22,853,729)       (17,946,718)        (5,886,018)        (3,889,138)
Transfers - interdivision and from (to) VALIC
   general account ...................................       69,695,056        (35,393,395)         7,138,854         16,555,822
                                                        ---------------    ---------------    ---------------    ---------------
Total units outstanding, end of period ...............      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------
Units outstanding, by class:
   Standard units ....................................      517,699,561        418,601,069        136,226,993        114,382,494
   Enhanced units:
     20 bp reduced ...................................       11,744,052          3,228,389          3,028,346          1,218,871
     40 bp reduced ...................................        3,286,480              6,377            631,193              1,451
                                                        ---------------    ---------------    ---------------    ---------------
Accumulation units end of period .....................      532,730,093        421,835,835        139,886,532        115,602,816
                                                        ---------------    ---------------    ---------------    ---------------



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------
Accumulation value per unit:                                         $   1.179657  $   1.271278   $   1.191635   $   1.318263
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       1.220562      1.312731       1.222216       1.349397
     40 bp reduced .................................................     1.267698      1.360696       1.256142       1.384079



                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         1999         1998            1999           1998
                                                                     ------------  ------------   ------------   ------------

Accumulation value per unit:                                         $   6.398997  $   3.216190   $   4.419383   $   3.762308
   Standard unit ...................................................
   Enhanced unit:
     20 bp reduced                                                       6.462689      3.241847       4.502622       3.825649
     40 bp reduced .................................................     6.536543      3.272354       4.596034       3.897214

30                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                                 AGSPC
                                                                     AMERICAN GENERAL SOCIALLY             MONEY MARKET FUND -
                                                                   RESPONSIBLE FUND - DIVISION 41              DIVISION 2
                                                                   ------------------------------    -----------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE          FOR THE
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
OPERATIONS:
Net investment income ............................................. $     79,807     $     23,760    $    162,374     $    184,017
Net realized gain on investments ..................................       64,508               --              --               --
Capital gains distributions from mutual funds .....................      391,925          285,733              --               --
Net unrealized appreciation (depreciation)
  of investments during the period ................................    1,103,235        1,099,673              --               --
                                                                    ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations .............    1,639,475        1,409,166         162,374          184,017
                                                                    ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    2,903,630               --         139,686           90,884
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................      (20,548)              --        (275,980)        (292,611)
Annuity benefit payments ..........................................           --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ..........................................    1,306,362        5,000,000         (44,481)        (364,560)
                                                                    ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
         resulting from principal transactions ....................    4,189,444        5,000,000        (180,775)        (566,287)
                                                                    ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................    5,828,919        6,409,166         (18,401)        (382,270)

NET ASSETS:
Beginning of period ...............................................    6,409,166               --       4,197,487        4,579,757
                                                                    ------------     ------------    ------------     ------------
End of period ..................................................... $ 12,238,085     $  6,409,166    $  4,179,086     $  4,197,487
                                                                    ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ............................           --               --       1,700,333        1,931,439
Purchase payments .................................................    2,155,410               --          56,091           37,542
Surrenders ........................................................      (35,215)              --        (110,243)        (120,614)
Transfers - interdivision and from (to) VALIC general account .....      983,523               --         (13,712)        (148,034)
                                                                    ------------     ------------    ------------     ------------
Total units outstanding, end of period ............................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units .................................................      282,396               --       1,632,469        1,700,333
   Enhanced units:
     20 bp reduced ................................................      106,148               --              --               --
     40 bp reduced ................................................    2,715,174               --              --               --
                                                                    ------------     ------------    ------------     ------------
Accumulation units end of period ..................................    3,103,718               --       1,632,469        1,700,333
                                                                    ------------     ------------    ------------     ------------





                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                    ------------     ------------    ------------     ------------
Accumulation value per unit:
   Standard unit .................................................. $   1.497374     $         --    $   2.559979     $   2.468627
   Enhanced unit:
     20 bp reduced ................................................     1.501310               --              --               --
     40 bp reduced ................................................     1.505354               --              --               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            31


                                                                           AGSPC
                                                                      MONEY MARKET FUND -             AMERICAN GENERAL MONEY MARKET
                                                                          DIVISION 6                      FUND - DIVISION 44
                                                                --------------------------------    --------------------------------
                                                                     FOR THE          FOR THE          FOR THE       FOR THE PERIOD
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED     AUGUST 26, 1998
                                                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    TO DECEMBER 31,
                                                                      1999             1998             1999             1998
                                                                  -------------    -------------    -------------    -------------

OPERATIONS:
Net investment income ..........................................  $  13,158,073    $   7,849,963      $   385,966    $      82,478
Net realized gain on investments ...............................             --               --               --               --
Capital gains distributions from mutual funds ..................             --               --               --               --
Net unrealized appreciation (depreciation)
  of investments during the period .............................
                                                                  -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........     13,158,073        7,849,963          385,966           82,478
                                                                  -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................    119,148,566       87,624,322        6,681,738               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ............................    (66,195,806)     (33,439,890)        (641,200)              --
Annuity benefit payments .......................................         (1,607)          (1,603)              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account .......................................    122,595,014       63,714,230           73,281        5,000,000
                                                                  -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
         resulting from principal transactions .................    175,546,167      117,897,059        6,113,819        5,000,000
                                                                  -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................    188,704,240      125,747,022        6,499,785        5,082,478

NET ASSETS:
Beginning of period ............................................    266,651,604      140,904,582        5,082,478               --
                                                                  -------------    -------------    -------------    -------------
End of period ..................................................  $ 455,355,844    $ 266,651,604    $  11,582,263    $   5,082,478
                                                                  -------------    -------------    -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period .........................    152,873,642       84,182,521               --               --
Purchase payments ..............................................     77,648,415       56,361,872        6,540,439               --
Surrenders .....................................................    (47,665,211)     (17,562,213)        (663,577)              --
Transfers - interdivision and from (to) VALIC general account ..     68,384,107       29,891,462           57,361               --
                                                                  -------------    -------------    -------------    -------------
Total units outstanding, end of period .........................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------
Units outstanding, by class:
   Standard units ..............................................    233,940,123      147,547,688        4,089,393               --
   Enhanced units:
     20 bp reduced .............................................      9,613,663        5,325,479        1,844,830               --
     40 bp reduced .............................................      7,687,167              475               --               --
                                                                  -------------    -------------    -------------    -------------
Accumulation units end of period ...............................    251,240,953      152,873,642        5,934,223               --
                                                                  -------------    -------------    -------------    -------------



                                                                        AMERICAN GENERAL
                                                                  CONSERVATIVE GROWTH LIFESTYLE    AMERICAN GENERAL GROWTH LIFESTYLE
                                                                      FUND - DIVISION 50                   FUND - DIVISION 48
                                                                 -------------------------------   --------------------------------
                                                                    FOR THE       FOR THE PERIOD      FOR THE        FOR THE PERIOD
                                                                  YEAR ENDED      AUGUST 26, 1998    YEAR ENDED      AUGUST 26, 1998
                                                                  DECEMBER 31,    TO DECEMBER 31,    DECEMBER 31,    TO DECEMBER 31,
                                                                     1999              1998             1999               1998
                                                                 -------------     -------------    -------------     -------------
OPERATIONS:
Net investment income ...........................................$     602,341     $      27,772    $     743,981     $      11,226
Net realized gain on investments ................................      895,570                --           63,773                --
Capital gains distributions from mutual funds ...................    1,025,645                --          323,571                --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................   (1,418,604)          800,941        1,217,409           970,379
                                                                 -------------     -------------    -------------     -------------
     Increase in net assets resulting from operations ...........    1,104,952           828,713        2,348,734           981,605
                                                                 -------------     -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    1,836,447                --        2,368,603                --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (50,904)               --          (49,197)               --
Annuity benefit payments ........................................           --                --               --                --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................         (326)        5,000,000              934         5,000,000
                                                                 -------------     -------------    -------------     -------------
     Increase (decrease) in net assets
         resulting from principal transactions ..................    1,785,217         5,000,000        2,320,340         5,000,000
                                                                 -------------     -------------    -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    2,890,169         5,828,713        4,669,074         5,981,605

NET ASSETS:
Beginning of period .............................................    5,828,713                --        5,981,605                --
                                                                 -------------     -------------    -------------     -------------
End of period ...................................................$   8,718,882     $   5,828,713    $  10,650,679     $   5,981,605
                                                                 -------------     -------------    -------------     -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................           --                --               --                --
Purchase payments ...............................................    1,654,793                --        1,895,721                --
Surrenders ......................................................      (41,867)               --          (36,221)               --
Transfers - interdivision and from (to) VALIC general account ...       (2,450)               --              604                --
                                                                 -------------     -------------    -------------     -------------
Total units outstanding, end of period ..........................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------
Units outstanding, by class:
   Standard units ...............................................      203,221                --          139,443                --
   Enhanced units:
     20 bp reduced ..............................................      246,969                --           46,149                --
     40 bp reduced ..............................................    1,160,286                --        1,674,512                --
                                                                 -------------     -------------    -------------     -------------
Accumulation units end of period ................................    1,610,476                --        1,860,104                --
                                                                 -------------     -------------    -------------     -------------



                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      TO DECEMBER 31,
                                                        1999               1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.807351      $    1.742617      $    1.053624      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.856681           1.786658           1.056406                --
     40 bp reduced ...............................       1.909470           1.833793                 --                --


                                                     DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                         1999              1998               1999               1998
                                                    -------------      -------------      -------------      -------------

Accumulation value per unit:
   Standard unit .................................  $    1.306897      $          --      $    1.538200      $         --
   Enhanced unit:
     20 bp reduced ...............................       1.310337                 --           1.542278                --
     40 bp reduced ...............................       1.313858                 --           1.546416                --

32                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        AMERICAN GENERAL                  VANGUARD LIFESTRATEGY
                                                                    MODERATE GROWTH LIFESTYLE           CONSERVATIVE GROWTH FUND -
                                                                        FUND - DIVISION 49                    DIVISION 54
                                                                   -----------------------------    --------------------------------
                                                                      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                                                                     YEAR ENDED    AUGUST 26, 1998    YEAR ENDED  SEPTEMBER 22, 1998
                                                                    DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                        1999             1998            1999             1998
                                                                   ------------    ---------------  ------------  ------------------
OPERATIONS:
Net investment income ...........................................  $    920,304     $     19,912    $    132,404     $         --
Net realized gain (loss) on investments .........................        83,407               --            (924)              --
Capital gains distributions from mutual funds ...................       389,591               --          35,147               --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................       497,038          925,696          68,926               --
                                                                   ------------     ------------    ------------     ------------
     Increase in net assets resulting from operations ...........     1,890,340          945,608         235,553               --
                                                                   ------------     ------------    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     4,916,637               --       3,578,560               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................      (119,332)              --        (181,467)              --
Annuity benefit payments ........................................            --               --              --               --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       (63,592)       5,000,000       1,692,135               --
                                                                   ------------     ------------    ------------     ------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     4,733,713        5,000,000       5,089,228               --
                                                                   ------------     ------------    ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     6,624,053        5,945,608       5,324,781               --

NET ASSETS:
Beginning of period .............................................     5,945,608               --              --               --
                                                                   ------------     ------------    ------------     ------------
End of period ...................................................  $ 12,569,661     $  5,945,608    $  5,324,781     $         --
                                                                   ------------     ------------    ------------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................            --               --              --               --
Purchase payments ...............................................     4,077,444               --       3,221,062               --
Surrenders ......................................................      (102,891)              --        (162,437)              --
Transfers - interdivision and from (to) VALIC general account ...       (54,577)              --       1,536,786               --
                                                                   ------------     ------------    ------------     ------------
Total units outstanding, end of period ..........................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------
Units outstanding, by class:
   Standard units ...............................................       215,575               --         554,101               --
   Enhanced units:
     20 bp reduced ..............................................       213,355               --         375,819               --
     40 bp reduced ..............................................     3,491,046               --       3,665,491               --
                                                                   ------------     ------------    ------------     ------------
Accumulation units end of period ................................     3,919,976               --       4,595,411               --
                                                                   ------------     ------------    ------------     ------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998            1999             1998
                                                                   ------------     ------------    ------------     ------------

Accumulation value per unit:
   Standard unit ................................................  $   1.397661     $         --    $   1.153827     $         --
   Enhanced unit:
     20 bp reduced ..............................................      1.401340               --        1.156739               --
     40 bp reduced ..............................................      1.405109               --        1.159659               --

SEE NOTES TO FINANCIAL STATEMENTS.

                               SEPARATE ACCOUNT A                            33

                                                                        VANGUARD LIFESTRATEGY             VANGUARD LIFESTRATEGY
                                                                            GROWTH FUND -                 MODERATE GROWTH FUND -
                                                                             DIVISION 52                       DIVISION 53
                                                                   -------------------------------- --------------------------------
                                                                     FOR THE      FOR THE PERIOD      FOR THE       FOR THE PERIOD
                                                                    YEAR ENDED   SEPTEMBER 22, 1998  YEAR ENDED   SEPTEMBER 22, 1998
                                                                   DECEMBER 31,   TO DECEMBER 31,    DECEMBER 31,   TO DECEMBER 31,
                                                                      1999             1998              1999            1998
                                                                   ------------- ------------------ ------------- ------------------
OPERATIONS:
Net investment income ...........................................  $     308,508    $        --     $     611,113    $        --
Net realized gain (loss) on investments .........................         57,727             --            29,492             --
Capital gains distributions from mutual funds ...................        177,605             --           218,753             --
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      2,002,755             --         1,470,942             --
                                                                   -------------    -----------     -------------    -----------
     Increase in net assets resulting from operations ...........      2,546,595             --         2,330,300             --
                                                                   -------------    -----------     -------------    -----------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................     16,026,935             --        25,276,661             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................       (202,105)            --          (684,329)            --
Annuity benefit payments ........................................             --             --                --             --
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................      6,590,799             --         5,146,081             --
                                                                   -------------    -----------     -------------    -----------
     Increase (decrease) in net assets
       resulting from principal transactions ....................     22,415,629             --        29,738,413             --
                                                                   -------------    -----------     -------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     24,962,224             --        32,068,713             --

NET ASSETS:
Beginning of period .............................................             --             --                --             --
                                                                   -------------    -----------     -------------    -----------
End of period ...................................................  $  24,962,224    $        --     $  32,068,713    $        --
                                                                   -------------    -----------     -------------    -----------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................             --             --                --             --
Purchase payments ...............................................     13,077,473             --        21,705,063             --
Surrenders ......................................................       (161,106)            --          (580,717)            --
Transfers - interdivision and from (to) VALIC general account ...      5,453,813             --         4,517,365             --
                                                                   -------------    -----------     -------------    -----------
Total units outstanding, end of period ..........................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------
Units outstanding, by class:
   Standard units ...............................................      1,591,689             --         1,354,406             --
   Enhanced units:
     20 bp reduced ..............................................      1,468,333             --         2,152,244             --
     40 bp reduced ..............................................     15,310,158             --        22,135,061             --
                                                                   -------------    -----------     -------------    -----------
Accumulation units end of period ................................     18,370,180             --        25,641,711             --
                                                                   -------------    -----------     -------------    -----------

                                                                      AGSPC ASSET ALLOCATION            TEMPLETON ASSET
                                                                         FUND - DIVISION 5         ALLOCATION FUND - DIVISION 19
                                                                    ----------------------------  ------------------------------
                                                                      FOR THE         FOR THE        FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                       1999             1998           1999            1998
                                                                    -------------  -------------  -------------    -------------
OPERATIONS:
Net investment income ...........................................   $   4,363,782  $   3,873,507  $   3,194,984    $   5,298,721
Net realized gain (loss) on investments .........................       4,428,516      2,520,862     14,669,025       10,513,951
Capital gains distributions from mutual funds ...................       4,417,585     12,936,405     38,640,994       9,560,576~
Net unrealized appreciation (depreciation)
  of investments during the period ..............................      11,930,044     13,072,376      4,197,098      (10,693,322)
                                                                    -------------  -------------  -------------    -------------
     Increase in net assets resulting from operations ...........      25,139,927     32,403,150     60,702,101       14,679,926
                                                                    -------------  -------------  -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      21,853,335     16,199,430     36,161,331       55,452,646
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (17,081,242)   (12,309,318)   (21,505,474)     (15,786,958)
Annuity benefit payments ........................................         (19,764)        (9,811)       (25,689)         (22,337)
Amounts transferred interdivision, and from (to)
   VALIC general account ........................................       3,626,725      6,673,714    (75,781,880)     (47,069,555)
                                                                    -------------  -------------  -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................       8,379,054     10,554,015    (61,151,712)      (7,426,204)
                                                                    -------------  -------------  -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........................      33,518,981     42,957,165       (449,611)       7,253,722

NET ASSETS:
Beginning of period .............................................     227,535,157    184,577,992    324,128,007      316,874,285
                                                                    -------------  -------------  -------------    -------------
End of period ...................................................   $ 261,054,138  $ 227,535,157  $ 323,678,396    $ 324,128,007
                                                                    -------------  -------------  -------------    -------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ..........................      60,269,168     57,307,351    190,963,707      196,150,946
Purchase payments ...............................................       5,389,575      4,579,044     19,274,982       32,881,580
Surrenders ......................................................      (4,241,930)    (3,567,970)   (12,264,078)     (10,222,721)
Transfers - interdivision and from (to) VALIC general account ...       1,013,569      1,950,743    (41,733,088)     (27,846,098)
                                                                    -------------  -------------  -------------    -------------
Total units outstanding, end of period ..........................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------
Units outstanding, by class:
   Standard units ...............................................      61,240,667     60,237,818    137,266,658      190,963,707
   Enhanced units:
     20 bp reduced ..............................................         673,135         31,350        485,669               --
     40 bp reduced ..............................................         516,580             --     18,489,196               --
                                                                    -------------  -------------  -------------    -------------
Accumulation units end of period ................................      62,430,382     60,269,168    156,241,523      190,963,707
                                                                    -------------  -------------  -------------    -------------

                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       1999            1998              1999          1998
                                                                   -------------    -----------     ------------    ------------
Accumulation value per unit:                                       $    1.352880    $        --     $    1.244955    $        --
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................       1.356289             --          1.248092             --
     40 bp reduced ..............................................       1.359710             --          1.251243             --

                                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                                        1999            1998          1999            1998
                                                                    -------------  -------------  -------------    -------------
Accumulation value per unit:                                        $    4.174280  $    3.772519  $    2.058095    $    1.695764
   Standard unit ................................................
   Enhanced unit:
     20 bp reduced ..............................................        4.303891       3.882024       2.102090               --
     40 bp reduced ..............................................        4.446999             --       2.150733               --

34                        NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ('VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-eight subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):                 American Century Ultra Fund (Division 31) (formerly known as
  AGSPC Asset Allocation Fund (Division 5)                             American Century-Twentieth Century Ultra Fund)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)                Dreyfus Variable Investment Fund - Small Cap
  AGSPC Government Securities Fund (Division 8)                        Portfolio (Division 18)
  AGSPC Growth Fund (Division 15)                                    Evergreen Growth and Income Fund - (Division 56)
  AGSPC Growth & Income Fund (Division 16)                           Evergreen Small Cap Value Fund (Division 55) (formerly known as
  AGSPC International Equities Fund (Division 11)                      Evergreen Small Cap Equity Income Fund)
  AGSPC International Government Bond Fund (Division 13)             Evergreen Value Fund - (Division 57)
  AGSPC MidCap Index Fund (Division 4)                               Dreyfus Founders Growth Fund (Division 30) (formerly known as
  AGSPC Money Market Fund (Divisions 2 and 6)                          Founders Growth Fund)
  AGSPC Science & Technology Fund (Division 17)                      Neuberger Berman Guardian Trust (Division 29)
  AGSPC Small Cap Index Fund (Division 14)                           Putnam Global Growth Fund (Division 28)
  AGSPC Social Awareness Fund (Division 12)                          Putnam New Opportunities Fund (Division 26)
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)                Putnam OTC & Emerging Growth Fund (Division 27)
                                                                     Scudder Growth and Income Fund (Division 21)
American General Series Portfolio Company 3 ("AGSPC 3"):             Templeton Foreign Fund (Division 32)
     American General Balanced Fund (Division 42)                    Templeton Variable Products Series Fund:
  American General Conservative Growth                                    Templeton Asset Allocation Fund (Division 19)
   Lifestyle Fund (Division 50)                                           Templeton International Fund (Division 20)
  American General Core Bond Fund (Division 58)                       T. Rowe Price Small-Cap Stock Fund (Division 51)
  American General Domestic Bond Fund (Division 43)                  Vanguard LifeStrategy Conservative Growth Fund (Division 54)
  American General Growth Lifestyle Fund (Division 48)               Vanguard LifeStrategy Growth Fund (Division 52)
  American General High Yield Bond Fund (Division 60)                Vanguard LifeStrategy Moderate Growth Fund (Division 53)
  American General International Growth Fund (Division 33)           Vanguard Long-Term Corporate Fund (Division 22)
  American General International Value Fund (Division 34)            Vanguard Long-Term Treasury Fund (Division 23)
  American General Large Cap Growth Fund (Division 39)               Vanguard Wellington Fund (Division 25)
  American General Large Cap Value Fund (Division 40)                Vanguard Windsor II Fund (Division 24)
  American General Mid Cap Growth Fund (Division 37)
  American General Mid Cap Value Fund (Division 38)
  American General Moderate Growth Lifestyle Fund (Division 49)
  American General Money Market Fund (Division 44)
  American General Small Cap Growth Fund (Division 35)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Strategic Bond Fund (Division 59)



     Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22, 1998. Divisions 55 through 57 became available to contract holders of the Separate Account effective January 4, 1999.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     USE OF ESTIMATES. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

                          NOTES TO FINANCIAL STATEMENTS                       35


     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

     ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.


NOTE C -- TRANSACTIONS WITH AFFILIATES

     VALIC serves as investment adviser (the "Adviser"), transfer agent, and accounting services agent to AGSPC 1 and AGSPC 3. American General Investment Management, L.P., an affiliate of the Adviser, serves as investment sub-adviser to certain AGSPC 3 mutual funds.
     The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates:

                   DIVISIONS                          STANDARD CHARGE
                   ------------------------------------------------------------------------
                   10B                                0.85% on the first $10 million
                                                      0.425% on the next $90 million
                                                      0.21% on the excess over $100 million
                   ------------------------------------------------------------------------
                   1, 2, 4 through 8,
                   10A, 10C and 10D,
                   11 through 17,                     1.00%
                   33 through 44,
                   48 through 50 and
                   58 through 60
                   ------------------------------------------------------------------------
                   18 through 32
                   51 through 57                      1.25%
                   ------------------------------------------------------------------------

     Certain mutual funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates:

                   DIVISIONS                          EXPENSE REDUCTION
                   ------------------------------------------------------------------------
                   21 through 23,
                   26 through 30,
                   32 through 44,                     0.25%
                   48 through 50,
                   55 through 60
                   ------------------------------------------------------------------------
                   31                                 0.20% on the first $75 million
                                                      0.25% on the excess over $75 million
                   ------------------------------------------------------------------------
                   18                                 0.15%
                   ------------------------------------------------------------------------


     Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

36                      NOTES TO FINANCIAL STATEMENTS

     Expenses of VALIC Separate Account A Divisions 10A and 10B, (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets:

                   DIVISIONS                          EXPENSE LIMITATIONS
                   ---------------------------------------------------------------------------------
                   10A                                1.4157% on the first $359,065,787
                                                      1.36% on the next $40,934,213
                                                      1.32% on the excess over $400 million
                   ---------------------------------------------------------------------------------
                   10B                                0.6966% on the first $25,434,267
                                                      0.50% on the next $74,565,733
                                                      0.25% on the excess over $100 million
                   ---------------------------------------------------------------------------------

     Accordingly, during the years ended December 31, 1999 and 1998, VALIC reduced expenses of Division 10B by $94,122 and $82,027, respectively.

   A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $6,506,341 and $5,575,601 for the years ended December 31, 1999 and 1998, respectively.
   VALIC received surrender charges of $6,181,873 and $4,581,641 for the years ended December 31, 1999 and 1998, respectively. In addition, VALIC received $46,011 and $4,147 for the year ended December 31, 1999, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.
   VALIC contributed to the Separate Account $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS
   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1999:

                                                                                                                        UNREALIZED
                                                                            MARKET                                     APPRECIATION
UNDERLYING FUND                                     DIVISION     SHARES      PRICE       MARKET          COST         (DEPRECIATION
----------------------------------------------    ----------  -----------  --------  -------------  -------------  -----------------
AGSPC International Equities Fund.............        11       12,681,732   $13.80    $175,007,894   $153,864,816   $  21,143,078
AGSPC MidCap Index Fund.......................        4        39,427,464    22.24     876,866,818    761,782,279     115,084,539
AGSPC Small Cap Index Fund....................        14       14,526,817    16.60     241,145,168    228,085,714      13,059,454
AGSPC Stock Index Fund........................    10A,B,C,D   118,066,893    44.44   5,246,892,687  2,621,261,506   2,625,631,181
AGSPC Growth Fund.............................        15       51,853,516    23.50   1,218,557,601    902,850,565     315,707,036
AGSPC Growth & Income Fund....................        16       15,306,480    21.99     336,589,500    252,817,396      83,772,104
American Century Ultra Fund...................        31       22,353,284    45.78   1,023,333,380    773,447,526     249,885,854
American General International Growth Fund....        33          431,454    15.87       6,847,182      4,540,670       2,306,512
American General International Value Fund.....        34          443,411    18.26       8,096,689      4,952,066       3,144,623
American General Large Cap Growth Fund........        39        1,329,646    16.32      21,699,827     17,193,893       4,505,934
American General Large Cap Value Fund.........        40          405,206    11.04       4,473,480      4,309,106         164,374
American General Mid Cap Growth Fund..........        37          548,588    12.88       7,065,815      5,898,950       1,166,865
American General Mid Cap Value Fund...........        38          734,556    11.34       8,329,863      8,197,536         132,327
American General Small Cap Growth Fund........        35          783,183    21.25      16,642,631     10,446,375       6,196,256
American General Small Cap Value Fund.........        36          435,735    10.26       4,470,644      4,378,518          92,126
Dreyfus Variable Investment Fund --
  Small Cap Portfolio.........................        18       11,749,941    66.34     779,491,073    597,305,985     182,185,088
Evergreen Growth and Income Fund..............        56              193    32.23           6,220          5,850             370
Evergreen Small Cap Value Fund................        55               16    14.77             243            243               -
Evergreen Value Fund..........................        57              212    20.69           4,388          4,707            (319)

                          NOTES TO FINANCIAL STATEMENTS                       37

                                                                                                                        UNREALIZED
                                                                         MARKET                                       APPRECIATION
UNDERLYING FUND                                 DIVISION     SHARES       PRICE        MARKET           COST         (DEPRECIATION)
---------------------------------------------   --------   ----------   -------  ---------------  ---------------  ----------------
Dreyfus Founders Growth Fund ................     30       36,634,173   $ 23.87  $   874,457,709  $   744,045,046  $  130,412,663
Neuberger Berman Guardian Trust .............     29        4,205,603     14.14       59,467,223       72,768,026     (13,300,803)
Putnam Global Growth Fund ...................     28       26,666,641     18.59      495,732,851      350,405,108     145,327,743
Putnam New Opportunities Fund ...............     26       11,157,111     90.96    1,014,850,850      630,466,495     384,384,355
Putnam OTC & Emerging Growth Fund ...........     27       11,652,311     37.01      431,252,004      234,928,422     196,323,582
Scudder Growth and Income Fund ..............     21        9,240,762     26.69      246,635,934      258,757,360     (12,121,426)
T. Rowe Price Small-Cap Stock Fund ..........     51          383,280     22.80        8,738,757        7,730,112       1,008,645
Templeton Foreign Fund ......................     32       29,989,326     11.22      336,480,225      305,197,182      31,283,043
Templeton International Fund ................     20       36,732,726     22.25      817,303,148      697,567,268     119,735,880
Vanguard Windsor II Fund ....................     24       29,350,047     24.97      732,870,656      860,734,104    (127,863,448)
American General Balanced Fund ..............     42          806,619     12.34        9,953,676        8,797,929       1,155,747
Vanguard Wellington Fund ....................     25       20,381,425     27.96      569,864,636      610,206,190     (40,341,554)
AGSPC Capital Conservation Fund .............    1 & 7      6,271,787      9.04       56,696,951       59,937,282      (3,240,331)
AGSPC Government Securities Fund ............      8        9,791,463      9.53       93,312,643       99,573,538      (6,260,895)
AGSPC International ~Government Bond Fund ...     13       12,944,516     11.52      149,120,828      154,526,420      (5,405,592)
American General Core Bond Fund .............     58          546,329      9.46        5,168,278        5,453,662        (285,384)
American General Domestic Bond Fund .........     43          196,208      9.33        1,830,628        1,941,338        (110,710)
American General High Yield Bond Fund .......     60          573,040      9.75        5,587,119        5,731,184        (144,065)
American General Strategic Bond Fund ........     59          552,828      9.96        5,506,171        5,531,806         (25,635)
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ..................     22        8,417,206      8.11       68,263,542       76,417,392      (8,153,850)
  Long-Term Treasury Fund ...................     23       14,669,704      9.67      141,856,062      159,944,453     (18,088,391)
AGSPC Science & Technology Fund .............     17       72,283,188     47.13    3,406,706,628    1,882,063,789    1,524,642,83
AGSPC Social Awareness Fund .................     12       23,981,721     25.81      618,968,226      477,460,805     141,507,421
American General Socially
  Responsible Fund ..........................     41          885,926     13.80       12,225,981       10,023,073       2,202,908
AGSPC Money Market Fund .....................  2 & 6      463,954,740      1.00      463,954,740      463,954,740            --
American General Money Market Fund ..........     44       11,553,720      1.00       11,553,720       11,553,720            --
American General Conservative
 Growth Lifestyle Fund ......................     50          809,972     10.74        8,699,095        9,316,758        (617,663)
American General Growth Lifestyle Fund ......     48          761,135     13.96       10,625,442        8,437,654       2,187,788
American General Moderate
  Growth Lifestyle Fund .....................     49          994,186     12.60       12,526,733       11,103,999       1,422,734
Vanguard LifeStrategy
   Conservative Growth Fund .................     54          352,263     15.10        5,319,180        5,250,254          68,926
Vanguard LifeStrategy Growth Fund ...........     52        1,163,639     21.41       24,913,522       22,910,767       2,002,755
Vanguard LifeStrategy
   Moderate Growth Fund .....................     53        1,762,720     18.18       32,046,248       30,575,306       1,470,942
AGSPC Asset Allocation Fund .................      5       17,289,012     15.09      260,891,195      212,925,934      47,965,261
Templeton Asset Allocation Fund .............     19       13,861,377     23.37      323,940,365      286,019,883      37,920,482
                                                        -------------     -----  ---------------  ---------------  --------------
   Total ....................................           1,171,895,031            $21,292,842,069  $15,133,600,700  $6,159,241,369
                                                        =============     =====  ===============  ===============  ==============

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

38                        NOTES TO FINANCIAL STATEMENTS


NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                                          PURCHASES                 SALES
                                                                                      --------------          --------------
AGSPC International Equities Fund Division 11....................................     $  134,677,751          $  139,385,819
AGSPC MidCap Index Fund Division 4...............................................        235,122,234             121,903,304
AGSPC Small Cap Index Fund Division 14...........................................         54,587,283              58,450,240
AGSPC Stock Index Fund:..........................................................
   Division 10A..................................................................         24,080,573              77,479,615
   Division 10B..................................................................          3,046,671               7,574,316
   Division 10C..................................................................        626,807,392              82,339,542
   Division 10D..................................................................          4,099,962              10,844,842
AGSPC Growth Fund Division 15....................................................         88,504,403             118,778,430
AGSPC Growth & Income Fund Division 16...........................................         52,289,506              29,123,818
American Century Ultra Fund Division 31..........................................        444,783,914              21,596,564
American General International Growth Fund Division 33...........................            946,472                  70,990
American General International Value Fund Division 34 ...........................          1,433,853                 138,079
American General Large Cap Growth Fund Division 39...............................         14,803,088                 658,862
American General Large Cap Value Fund Division 40................................          1,603,370                 268,211
American General Mid Cap Growth Fund Division 37.................................          1,915,167                  88,442
American General Mid Cap Value Fund Division 38..................................          4,571,598                 606,656
American General Small Cap Growth Fund Division 35...............................          6,687,388                 288,207
American General Small Cap Value Fund Division 36................................            599,894                 142,588
Dreyfus Variable Investment Fund - Small Cap Portfolio Division 18...............         21,111,378             196,910,062
Evergreen Growth and Income Fund Division 56.....................................             11,440                   5,621
Evergreen Small Cap Value Fund Division 55.......................................                243                      --
Evergreen Value Fund Division 57.................................................              4,708                      --
Dreyfus Founders Growth Fund Division 30.........................................        377,694,422              15,816,982
Neuberger Berman Guardian Trust Division 29......................................         16,757,237              12,416,328
Putnam Global Growth Fund Division 28............................................        211,644,710              15,117,798
Putnam New Opportunities Fund Division 26........................................        296,792,660              13,090,798
Putnam OTC & Emerging Growth Fund Division 27....................................        137,306,910              40,666,703
Scudder Growth and Income Fund Division 21.......................................         31,899,301              36,629,775
T. Rowe Price Small-Cap Stock Fund Division 51 ..................................          8,924,589               1,235,607
Templeton Foreign Fund Division 32...............................................        101,740,948              61,364,564
Templeton International Fund Division 20.........................................        189,502,177             212,566,145
Vanguard Windsor II Fund Division 24.............................................        269,298,579              49,634,770
American General Balanced Fund Division 42 ......................................          3,866,126                 161,950
Vanguard Wellington Fund Division 25.............................................        213,879,566              21,573,138
AGSPC Capital Conservation Fund:
   Division 1....................................................................            539,820               1,229,647
   Division 7....................................................................          8,884,731              13,555,587
AGSPC Government Securities Fund Division 8......................................         43,737,807              55,270,473
AGSPC International Government Bond Fund Division 13.............................        110,344,428             114,909,023
American General Core Bond Fund Division 58......................................            397,138                   9,568
American General Domestic Bond Fund Division 43..................................            902,534                 234,776
American General High Yield Bond Fund Division 60................................            669,191                  29,912
American General Strategic Bond Fund Division 59                                             453,036                   1,300
Vanguard Long-Term Corporate Fund Division 22....................................         26,914,873               9,374,775
Vanguard Long-Term Treasury Fund Division 23.....................................         65,677,636              20,627,370
AGSPC Science & Technology Fund Division 17......................................        858,454,770              65,588,109
AGSPC Social Awareness Fund Division 12..........................................        133,894,631              15,404,062
American General Socially Responsible Fund Division 41...........................          4,913,557                 264,485
AGSPC Money Market Fund:
   Division 2....................................................................          3,989,984               4,006,915
   Division 6....................................................................        533,688,517             340,162,602
American General Money Market Fund Division 44...................................          8,345,963               1,874,721
American General Conservative Growth Lifestyle Fund Division 50..................          8,807,869               5,415,651
American General Growth Lifestyle Fund Division 48...............................          3,618,201                 265,479
American General Moderate Growth Lifestyle Fund Division 49......................          6,430,264                 434,004
Vanguard LifeStrategy Conservative Growth Fund Division 54.......................          5,949,918                 698,740
Vanguard LifeStrategy Growth Fund Division 52 ...................................         24,674,642               1,821,602
Vanguard LifeStrategy Moderate Growth Fund Division 53 ..........................         31,808,062               1,262,248
AGSPC Asset Allocation Fund Division 5...........................................         35,282,084              18,243,130
Templeton Asset Allocation Fund Division 19......................................         62,685,987              81,750,675
                                                                                      --------------          --------------
Total ...........................................................................     $5,562,061,156          $2,099,363,620
                                                                                      ==============          ==============

                            SUPPLEMENTAL INFORMATION                          39




                                                                     GROUP                                        PORTFOLIO
                                                                     UNIT                       INDEPENDENCE      DIRECTOR
                                                                   PURCHASE        IMPACT           PLUS              1
                                                                   DIVISION       DIVISION        DIVISION        DIVISION
                                                                   --------       --------      ------------      ---------
INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              --              11              11
  AGSPC MidCap Index Fund ..............................              --               4               4               4
  AGSPC Small Cap Index Fund ...........................              --              --              14              14
  AGSPC Stock Index Fund ...............................           10A, 10B          10D             10C             10C

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              --              --              --              15
  AGSPC Growth & Income Fund ...........................              --              --              --              16
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              --              --              --              --
  American General International Growth Fund ...........              --              --              --              --
  American General International Value Fund ............              --              --              --              --
  American General Large Cap Growth Fund ...............              --              --              --              --
  American General Large Cap Value Fund ................              --              --              --              --
  American General Mid Cap Growth Fund .................              --              --              --              --
  American General Mid Cap Value Fund ..................              --              --              --              --
  American General Small Cap Growth Fund ...............              --              --              --              --
  American General Small Cap Value Fund ................              --              --              --              --
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              --              --              18
  Evergreen Growth and Income Fund .....................              --              --              --              --
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              --              --              --
  Evergreen Value Fund .................................              --              --              --              --
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              --              --              --              --
  Neuberger Berman Guardian Trust ......................              --              --              --              --
  Putnam Global Growth Fund ............................              --              --              --              --
  Putnam New Opportunities Fund ........................              --              --              --              --
  Putnam OTC & Emerging Growth Fund ....................              --              --              --              --
  Scudder Growth and Income Fund .......................              --              --              --              --
  T. Rowe Price Small-Cap Stock Fund ...................              --              --              --              --
  Templeton Foreign Fund ...............................              --              --              --              --
  Templeton International Fund .........................              --              --              --              20
  Vanguard Windsor II Fund .............................              --              --              --              --

BALANCED FUNDS

  American General Balanced Fund .......................              --              --              --              --
  Vanguard Wellington Fund .............................              --              --              --              --



                                                                                                      YEAR TO DATE
                                                                                                      TOTAL RETURN
                                                                   PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                   DIRECTOR        DIRECTOR           DECEMBER 31,
                                                                      2              PLUS       -------------------------
                                                                   DIVISION        DIVISION       1999             1998
                                                                  ---------       ----------    --------          -------

INDEX EQUITY FUNDS

  AGSPC International Equities Fund ....................              --              11         27.88%           17.57%
  AGSPC MidCap Index Fund ..............................              --               4         13.78            17.80
  AGSPC Small Cap Index Fund ...........................              --              14         20.10            (2.92)
  AGSPC Stock Index Fund ...............................             10C             10C         19.37            27.14

ACTIVELY MANAGED EQUITY FUNDS

  AGSPC Growth Fund ....................................              15              15          6.33            16.96
  AGSPC Growth & Income Fund ...........................              --              16         21.61            13.41
  American Century Ultra Fund (formerly known as
    American Century-Twentieth Century Ultra Fund) .....              31              31         40.00            33.14
  American General International Growth Fund ...........              --              33         55.45             5.17(a)
  American General International Value Fund ............              --              34         66.59            14.99(a)
  American General Large Cap Growth Fund ...............              --              39         34.39            24.08(a)
  American General Large Cap Value Fund ................              --              40          4.52            24.66(a)
  American General Mid Cap Growth Fund .................              --              37          5.60            34.77(a)
  American General Mid Cap Value Fund ..................              --              38         21.28            25.47(a)
  American General Small Cap Growth Fund ...............              --              35         68.43            34.94(a)
  American General Small Cap Value Fund ................              --              36         (7.27)           16.53(a)
  Dreyfus Variable Investment Fund -
      Small Cap Portfolio ..............................              --              18         21.80            (4.51)
  Evergreen Growth and Income Fund .....................              --              56         13.29              n/a(c)
  Evergreen Small Cap Value Fund
      (formerly known as the Evergreen Small
      Cap Equity Income Fund) ..........................              --              55         (0.45)             n/a(c)
  Evergreen Value Fund .................................              --              57          3.41              n/a(c)
  Dreyfus Founders Growth Fund
      (formerly known as Founders Growth) ..............              30              30         37.64            23.76
  Neuberger Berman Guardian Trust ......................              29              29          7.36             1.34
  Putnam Global Growth Fund ............................              28              28         63.00            27.48
  Putnam New Opportunities Fund ........................              26              26         67.91            23.12
  Putnam OTC & Emerging Growth Fund ....................              27              27        124.57             9.87
  Scudder Growth and Income Fund .......................              21              21          5.09             4.99
  T. Rowe Price Small-Cap Stock Fund ...................              --              51         13.33            14.10(b)
  Templeton Foreign Fund ...............................              32              32         38.34            (5.82)
  Templeton International Fund .........................              --              20         22.10             7.95
  Vanguard Windsor II Fund .............................              24              24         (6.96)           14.90

BALANCED FUNDS

  American General Balanced Fund .......................              --              42         13.07            17.01(a)
  Vanguard Wellington Fund .............................              25              25          3.11            10.65


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.

(c) Since January 4, 1999, inception of the Division.


The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

40                          SUPPLEMENTAL INFORMATION

                                                                GROUP                             PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                                UNIT                INDEPENDENCE  DIRECTOR    DIRECTOR     DIRECTOR
                                                              PURCHASE    IMPACT        PLUS          1           2          PLUS
                                                              DIVISION   DIVISION     DIVISION    DIVISION    DIVISION     DIVISION
                                                              --------   --------   ------------  ---------   ---------   ---------
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................           --          1            7            7          --          7
  AGSPC Government Securities Fund ......................           --         --            8            8          --          8
  AGSPC International Government Bond Fund ..............           --         --           13           13          13         13
  American General Core Bond Fund .......................           --         --           --           --          --         58
  American General Domestic Bond Fund ...................           --         --           --           --          --         43
  American General High Yield Bond Fund .................           --         --           --           --          --         60
  American General Strategic Bond Fund ..................           --         --           --           --          --         59
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................           --         --           --           --          22         22
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........           --         --           --           --          23         23

SPECIALTY FUNDS
  AGSPC Science & Technology Fund .......................           --         --           --           17          17         17
  AGSPC Social Awareness Fund ...........................           --         --           12           12          12         12
  American General Socially Responsible Fund ............           --         --           --           --          --         41

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................           --          2            6            6           6          6
  American General Money Market Fund ....................           --         --           --           --          --         44

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...           --         --           --           --          --         50
  American General Growth Lifestyle Fund ................           --         --           --           --          --         48
  American General Moderate Growth Lifestyle Fund .......           --         --           --           --          --         49
  Vanguard LifeStrategy Conservative Growth Fund ........           --         --           --           --          --         54
  Vanguard LifeStrategy Growth Fund .....................           --         --           --           --          --         52
  Vanguard LifeStrategy Moderate Growth Fund ............           --         --           --           --          --         53

ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................           --          5            5            5          --          5
  Templeton Asset Allocation Fund .......................           --         --           --           19          --         19


                                                                           YEAR TO DATE
                                                                           TOTAL RETURN
                                                                          FOR YEAR ENDING
                                                                            DECEMBER 31,
                                                                     -------------------------
                                                                      1999                1998
                                                                     -----               -----
INCOME FUNDS
  AGSPC Capital Conservation Fund .......................            (1.40)%              6.30%
  AGSPC Government Securities Fund ......................            (3.74)               7.86
  AGSPC International Government Bond Fund ..............            (6.88)              15.92
  American General Core Bond Fund .......................            (1.89)               2.92(a)
  American General Domestic Bond Fund ...................            (3.81)               4.44(a)
  American General High Yield Bond Fund .................             2.17                5.31(a)
  American General Strategic Bond Fund ..................             3.06                4.99(a)
  Vanguard Long-Term Corporate Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term Corporate Fund) ....................            (7.21)               8.04
  Vanguard Long-Term Treasury Fund (formerly
    known as Vanguard Fixed Income Securities
    Fund - Long-Term U.S. Treasury Portfolio) ...........            (9.61)              11.82

SPECIALTY FUNDS                                                      98.96               40.71
  AGSPC Science & Technology Fund .......................            17.46               26.03
  AGSPC Social Awareness Fund ...........................            17.19               27.78(a)
  American General Socially Responsible Fund ............

MONEY MARKET FUNDS
  AGSPC Money Market Fund ...............................             3.71                4.12
  American General Money Market Fund ....................             3.98                1.33(a)

LIFESTYLE FUNDS
  American General Conservative Growth Lifestyle Fund ...            12.47               16.20(a)
  American General Growth Lifestyle Fund ................            28.99               19.25(a)
  American General Moderate Growth Lifestyle Fund .......
  Vanguard LifeStrategy Conservative Growth Fund ........            17.90               18.54(a)
  Vanguard LifeStrategy Growth Fund .....................             6.44                8.40(b)
  Vanguard LifeStrategy Moderate Growth Fund ............            15.82               16.81(b)
                                                                     10.57               12.59(b)
ASSET ALLOCATION FUNDS
  AGSPC Asset Allocation Fund ...........................            10.65               17.19
  Templeton Asset Allocation Fund .......................            21.37                5.07


(a) Since August 26, 1998, initial capitalization of the Division. See Note C to financial statements.

(b) Since September 22, 1998, inception of the Division.



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director Plus prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors
The Variable Annuity Life Insurance Company

     We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                       /s/ ERNST & YOUNG LLP
                                       ----------------------------------------
                                           ERNST & YOUNG LLP

Houston, Texas
February 14, 2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED BALANCE SHEET

At December 31
In millions, except per share data

                                                                                     1999                  1998
-----------------------------------------------------------------------------------------------------------------

ASSETS         Investments - Notes 2, 7, 8, 9:
                 Fixed maturity securities
                   (amortized cost: $21,797 in 1999 and $21,733 in 1998)           $  21,258            $  22,878
                 Equity securities (cost: $182 in 1999 and $176 in 1998)                 220                  194
                 Mortgage loans on real estate                                         1,478                1,213
                 Real estate                                                              25                   21
                 Policy loans                                                            849                  789
                 Other long-term invested assets                                          95                   59
                 Short-term investments                                                   94                  164
               --------------------------------------------------------------------------------------------------
                   Total investments                                                  24,019               25,318
               --------------------------------------------------------------------------------------------------
               Investment income receivable                                              387                  370
               Cash                                                                       26                  105
               Receivable for securities sold                                             13                   22
               Deferred policy acquisition costs - Note 3                              1,301                  665
               Cost of insurance purchased - Note 4                                       19                   22
               Due from reinsurer, net                                                    12                   13
               Other assets                                                              156                  120
               Assets held in Separate Accounts                                       21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total assets                                                    $  47,323            $  41,347
-----------------------------------------------------------------------------------------------------------------
LIABILITIES    Policy reserves for fixed annuity investment contracts              $  23,441            $  23,219
               Payable for securities purchased                                           --                   41
               Remittances not allocated                                                  50                   96
               Commissions, general expenses and taxes (other than income taxes)          55                   38
               Other liabilities                                                         140                  193
               Income tax liabilities - Note 5                                           284                  542
               Liabilities related to Separate Accounts                               21,390               14,712
               --------------------------------------------------------------------------------------------------
                   Total liabilities                                                  45,360               38,841
-----------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S  Common stock, 5,000,000 shares authorized and 3,575,000 issued
EQUITY           and outstanding in 1999 and 1998 - Note 6                                 4                    4
               Additional paid-in capital                                                851                  833
               Retained earnings                                                       1,395                1,142
               Accumulated other comprehensive income (loss) - Note 2                   (287)                 527
               --------------------------------------------------------------------------------------------------
                   Total stockholder's equity                                          1,963                2,506
               --------------------------------------------------------------------------------------------------
                   Total liabilities and stockholder's equity                      $  47,323            $  41,347
               --------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF INCOME

For the years ended December 31,
In millions

                                                                                       1999            1998              1997
-------------------------------------------------------------------------------------------------------------------------------
REVENUES         Premium and other considerations                                   $      19       $       --        $      --
                 Surrender charges                                                         15               15               12
                 Mortality charges                                                        184              135               94
                 Expense charges                                                            8                7                6
                 Net investment income - Note 2                                         1,834            1,811            1,730
                 Realized investment gains (losses) - Note 2                                5              (28)              20
                 Other income                                                              28               19               17
                 --------------------------------------------------------------------------------------------------------------
                    Total revenues                                                      2,093            1,959            1,879
-------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND     Insurance policy benefits                                                 19               --               --
EXPENSES         Increase in policy reserves for fixed annuity contracts                1,213            1,296            1,286
                 Expenses:
                    Commissions                                                           149             124               111
                    Salaries                                                               94               71               59
                    Data processing                                                        63               29               15
                    Postage and telephone                                                  22               15               12
                    Sales promotion                                                        11               10               10
                    Depreciation expense on furniture and equipment                        16               10                9
                    Rent                                                                   12               10                8
                    Taxes, licenses and fees                                               10                8                7
                    Printing and supplies                                                   8                7                5
                    Other expenses                                                         41               61               35
                    Amortization of deferred policy acquisition costs, net - Note 3        56               55               42
                    Amortization of cost of insurance purchased, net - Note 4               3                2               --
                    Policy acquisition costs deferred - Note 3                           (196)            (160)            (138)
                 --------------------------------------------------------------------------------------------------------------
                       Total expenses                                                     289              242              175
                 --------------------------------------------------------------------------------------------------------------
                       Total costs and expenses                                         1,521            1,538            1,461
-------------------------------------------------------------------------------------------------------------------------------
EARNINGS         Income before income tax expense                                         572              421              418
                 Income tax expense - Note 5                                              195              137              144
                 --------------------------------------------------------------------------------------------------------------
                    Net income                                                      $     377       $      284        $     274
                 --------------------------------------------------------------------------------------------------------------

               See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

For the years ended December 31,
In millions, except per share data


                                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK               Balance at beginning and end of year                      $     4      $     4      $     4
-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL                 Balance at beginning of year                                  833          711          459
PAID-IN-CAPITAL            Capital contribution from stockholder                          18          122          252
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                      851          833          711
-------------------------------------------------------------------------------------------------------------------------
RETAINED                   Balance at beginning of year                                1,142        1,039        1,144
EARNINGS                   Net income                                                    377          284          274
                           Dividends paid to stockholder                                (124)        (181)        (379)
                           ----------------------------------------------------------------------------------------------
                             Balance at end of year                                    1,395        1,142        1,039
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER          Balance at beginning of year                                  527          306          167
COMPREHENSIVE              Change in net unrealized gains (losses) on securities        (814)         221          139
                           ----------------------------------------------------------------------------------------------
INCOME (LOSS)               Balance at end of year                                      (287)         527          306
-------------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S
EQUITY                       Balance at end of year                                  $ 1,963      $ 2,506      $ 2,060
                           ----------------------------------------------------------------------------------------------

















--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

                                                                                       1999        1998          1997
----------------------------------------------------------------------------------------------------------------------
NET INCOME                 Net income                                                $   377      $   284      $   274
----------------------------------------------------------------------------------------------------------------------
OTHER                      Change in net unrealized gains (losses) on securities
COMPREHENSIVE                   Fair value of fixed maturity securities               (1,684)         155          468
INCOME (LOSS)                   Deferred policy acquisition costs and
                                   cost of insurance purchased                           499          172         (251)
                                Deferred income taxes                                    351         (124)         (78)
                           -------------------------------------------------------------------------------------------
                                Change in fixed maturity securities                     (834)         203          139
                                Change in equity securities and other                     20           18            -
                           -------------------------------------------------------------------------------------------
                                 Total                                                  (814)         221          139
----------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE
INCOME (LOSS)              Comprehensive income (loss)                               $  (437)     $   505      $   413
                           -------------------------------------------------------------------------------------------
                           See notes to consolidated financial statements.



--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF CASH FLOWS

For the years ended December 31,
In millions

                                                                                   1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
OPERATING             Net income                                                 $    377      $    284      $    274
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                          1,213         1,296         1,286
                         Deferred policy acquisition costs
                          and cost of insurance purchased                            (137)         (103)          (96)
                         Other, net                                                   (74)          (44)          (51)
                      ------------------------------------------------------------------------------------------------
                            Net cash provided by operating activities               1,379         1,433         1,413
----------------------------------------------------------------------------------------------------------------------
INVESTING             Investment purchases                                        (28,211)      (15,180)      (18,403)
ACTIVITIES            Investment calls, maturities and sales                       27,789        14,732        17,500
                      Net (increase) decrease in short-term investments                70          (104)           (8)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for investing activities                   (352)         (552)         (911)
----------------------------------------------------------------------------------------------------------------------
FINANCING             Policyholder account deposits                                 4,251         3,756         3,385
ACTIVITIES            Policyholder account withdrawals                             (2,033)       (1,777)       (1,427)
                      Transfers to Separate Accounts                               (3,218)       (2,728)       (2,325)
                      Capital contribution from stockholder                            18           122           252
                      Dividends paid to stockholder                                  (124)         (181)         (379)
                      ------------------------------------------------------------------------------------------------
                            Net cash used for financing activities                 (1,106)         (808)         (494)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE            Net increase (decrease) in cash                                 (79)           73             8
IN CASH               Cash at beginning of year                                       105            32            24
                      ------------------------------------------------------------------------------------------------
                            Cash at end of year                                  $     26      $    105      $     32
                      ------------------------------------------------------------------------------------------------

                      See notes to consolidated financial statements.

-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999
In millions, except per share data

                                        1

                        SIGNIFICANT ACCOUNTING POLICIES


1.1 INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2 PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3 ACCOUNTING CHANGES

     DERIVATIVES. In 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. VALIC will adopt SFAS 133 on January 1, 2001. VALIC does not expect adoption to have a material impact on the consolidated results of operation or financial position.

1.4 INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss) within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

     Beginning in 1998, VALIC held trading securities at various times and reported them at fair value. VALIC held no trading securities at December 31, 1999 or 1998. Realized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 1999 or 1998.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

     VALIC considers loans to be impaired when collection of all amounts due under the contractual terms is not probable. VALIC generally looks to the underlying collateral for repayment of these loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5 DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

1.5 DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6 DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 COST OF INSURANCE PURCHASED (CIP)

     The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates ranging from 5.0% to 5.9% for both 1998 and 1999. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. VALIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8 SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account's assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts consist primarily of shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share of the funds.

1.9 POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, the 1983a Table, the Annuity 2000 Table, and the GAR 94 Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.


--------------------------------------------------------------------------------
                                                                               7

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


1.10 RECOGNITION OF REVENUES AND COSTS

     Most receipts for annuities are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. For limited-payment contracts, net premiums are recorded as revenue.

1.11 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.12 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices did not have a material effect on VALIC's statutory equity or net income at December 31, 1999, 1998, and 1997, or for the years then ended.

     Statutory accounting practices differ from GAAP. Significant differences were as follows:

                               1999          1998          1997
-----------------------------------------------------------------
Statutory net income          $   256       $   170       $   238
Change in DPAC and CIP            137           103            96
Investment valuation
   differences                     21            48            --
Policy reserve adjustments         42            67            (5)
Deferred income taxes             (58)          (57)          (27)
Other, net                        (21)          (47)          (28)
-----------------------------------------------------------------
   GAAP net income            $   377       $   284       $   274
-----------------------------------------------------------------
Statutory equity              $ 1,331       $ 1,237       $ 1,189
Asset valuation reserve           272           230           188
Investment valuation
   differences*                  (550)        1,128           970
DPAC and CIP                    1,320           687           392
Non-admitted assets               104            72            35
Policy reserve adjustments        (92)         (134)         (187)
Deferred income taxes            (266)         (556)         (375)
Other, net                       (156)         (158)         (152)
-----------------------------------------------------------------
   GAAP equity                $ 1,963       $ 2,506       $ 2,060
-----------------------------------------------------------------

* Primarily GAAP unrealized gains (losses) on securities

1.13 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction for a cost of $24 million. This transaction increased assets and insurance and annuity liabilities by $688 million.

                                       2

                                  INVESTMENTS


2.1 INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1999          1998          1997
------------------------------------------------------------------
Non-affiliated fixed
 maturity securities            $1,670        $1,664        $1,563
Affiliated fixed
 maturity securities                 2             3             3
Equity securities                   15            --            --
Mortgage loans on
 real estate                       104           113           124
Other                               71            63            53
------------------------------------------------------------------
  Gross investment income        1,862         1,843         1,743
  Investment expense                28            32            13
------------------------------------------------------------------
    Net investment income       $1,834        $1,811        $1,730
------------------------------------------------------------------

     There were no investments during 1999 and 1998 that did not produce investment income. The carrying value of investments that produced no investment income during 1997 totaled $12 million or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1999.

2.2 REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1999         1998         1997
-------------------------------------------------------------------
Fixed maturity securities
  Gross gains                       $ 101        $  14        $  35
  Gross losses                        (86)         (50)         (29)
-------------------------------------------------------------------
    Total fixed maturity
     securities                        15          (36)           6
-------------------------------------------------------------------
Mortgage loans on real estate          (4)           9           21
Real estate                            --            7            4
Other long-term investments             2           --           --
DPAC amortization and
  investment expense                   (8)          (8)         (11)
-------------------------------------------------------------------
  Realized investment gains
   (losses) before taxes                5          (28)          20
Income tax expense (benefit)            2          (10)           7
-------------------------------------------------------------------
  Net realized investment
   gains (losses)                   $   3        $ (18)       $  13
-------------------------------------------------------------------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions
--------------------------------------------------------------------------------
2.3 FIXED MATURITY AND EQUITY SECURITIES

         VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                         Amortized Cost    Gross Unrealized Gains   Gross Unrealized Losses       Fair Value
                                       -----------------   ----------------------   -----------------------    -----------------
                                         1999     1998      1999          1998        1999           1998       1999      1998
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies            $   159   $   299   $    10        $    38   $    (1)        $    --    $   168   $   337
Obligations of states and
  political subdivisions                   105        56        --              3        (7)             --         98        59
Debt securities issued by
  foreign governments                      134       232         3             17        --              --        137       249
Corporate securities                    16,584    16,153       122            934      (639)            (73)    16,067    17,014
Mortgage-backed securities               4,774     4,948        31            227       (58)             (1)     4,747     5,174
Affiliated fixed maturity securities        27        25        --             --        --              --         27        25
Redeemable preferred stock                  14        20        --             --        --              --         14        20
--------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities        $21,797   $21,733   $   166        $ 1,219   $  (705)        $   (74)   $21,258   $22,878
--------------------------------------------------------------------------------------------------------------------------------
Equity securities                      $   182   $   176   $    38        $    18   $    --         $    --    $   220   $   194
--------------------------------------------------------------------------------------------------------------------------------


2.3 FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

         MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:

                                         Amortized    Fair
                                           Cost       Value
------------------------------------------------------------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                   $     600   $   602
   In years two through five                 4,558     4,576
   In years six through ten                  6,584     6,383
   After ten years                           5,281     4,950
Mortgage-backed securities                   4,774     4,747
------------------------------------------------------------
       Total fixed maturity securities   $  21,797   $21,258
------------------------------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4 NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                 1999       1998      1997
------------------------------------------------------------
Gross unrealized gains          $  204    $ 1,237    $ 1,011
Gross unrealized losses           (705)       (74)       (21)
DPAC adjustments                   159       (340)      (512)
Deferred federal income taxes       55       (296)      (172)
------------------------------------------------------------
  Net unrealized gains
  (losses) on securities        $ (287)   $   527    $   306
------------------------------------------------------------

2.5 MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                            1999        1998
---------------------------------------------
Geographic distribution:
  Atlantic                 $   656    $   645
  Pacific and Mountain         377        328
  Central                      459        252
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------
Property type:
  Office                   $   577    $   467
  Retail                       512        359
  Industrial                   265        250
  Apartments                   106         94
  Residential and other         32         55
  Allowance for losses         (14)       (12)
---------------------------------------------
    Total mortgage loans   $ 1,478    $ 1,213
---------------------------------------------

--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


2.5 MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                               1999       1998      1997
----------------------------------------------------------
Balance at January 1         $     12    $    21   $    44
Provision for (recovery of)
 mortgage loan losses               4         (7)      (18)
Deductions                         (2)        (2)       (5)
----------------------------------------------------------
Balance at December 31       $     14    $    12   $    21
----------------------------------------------------------

     IMPAIRED LOANS. Impaired mortgage loans were $17 million, $13 million, and $28 million at December 31, 1999, 1998, and 1997, respectively. The average investment in impaired loans was $15 million, $20 million, and $37 million at December 31, 1999, 1998, and 1997, respectively. Interest income related to impaired loans was $0 for 1999 and 1998, and $3 million in 1997.

2.6 CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,823    $  5,469   $  5,175
Other                          17,388       9,711     13,228
------------------------------------------------------------
  Total                      $ 28,211    $ 15,180   $ 18,403
------------------------------------------------------------

     Sources of cash from investment dispositions and repayments were as follows:

                               1999        1998       1997
------------------------------------------------------------
Fixed maturity securities    $ 10,829    $  4,444   $  4,224
Mortgage loans on
  real estate                     133         241        299
Equity securities                  42           8          3
Real estate                         4          17         22
Other                          16,781      10,022     12,952
------------------------------------------------------------
  Total                      $ 27,789    $ 14,732   $ 17,500
------------------------------------------------------------

                                        3

                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                   1999        1998        1997
-----------------------------------------------------------------
Balance at January 1             $    665    $    392    $    558
Deferrals:
  Commissions                          90          83          77
  Other acquisition costs             106          77          61
Amortization:
  Accretion of interest                78          73          65
  Operating earnings                 (134)       (128)       (107)
Offset to realized gains               (3)         (4)        (11)
Effect of net unrealized
  (gains) losses on securities        499         172        (251)
-----------------------------------------------------------------
Balance at December 31           $  1,301    $    665    $    392
-----------------------------------------------------------------


                                        4

                       COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                1999       1998      1997
-----------------------------------------------------------
Balance at January 1          $    22    $    --    $    --
Additions from acquisitions        --         24         --
Accretion of interest               1          1         --
Amortization                       (4)        (3)        --
-----------------------------------------------------------
Balance at December 31        $    19    $    22    $    --
-----------------------------------------------------------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3 million, $2 million, $2 million, $2 million, and $1 million.

                                        5

                                  INCOME TAXES

5.1 TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2 TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                  1999         1998
----------------------------------------------------------------------
Current tax liabilities (assets)                $      18    $     (14)
----------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments                    31          438
  DPAC and CIP                                        451          230
  Other                                                40           32
----------------------------------------------------------------------
   Total deferred tax liabilities                     522          700
----------------------------------------------------------------------
Deferred tax assets, applicable to:
  Policy reserves                                    (140)        (134)
  Basis differential of investments                  (176)          (2)
  Other                                                (8)          (8)
----------------------------------------------------------------------
   Gross deferred tax assets                         (324)        (144)
   Valuation allowance                                 68           --
----------------------------------------------------------------------
     Total deferred tax assets, net                  (256)        (144)
----------------------------------------------------------------------
  Net deferred tax liabilities                        266          556
----------------------------------------------------------------------
     Total income tax liabilities               $     284    $     542
----------------------------------------------------------------------

     The 1999 deferred tax asset applicable to basis differential of investments was due to unrealized losses on securities. Since a portion of this deferred tax asset may not be realized, a valuation allowance of $68 million was provided at December 31, 1999. This valuation allowance had no income statement impact.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


5.3 TAX EXPENSE

Components of income tax expense were as follows:

                                                1999      1998           1997
------------------------------------------------------------------------------
Current:
  Federal                                      $ 133      $  78          $ 114
  State                                            4          2              3
------------------------------------------------------------------------------
    Total current income tax expense             137         80            117
------------------------------------------------------------------------------
Deferred, applicable to:
  DPAC                                            48         35             29
  Policy reserves                                 (6)         4            (15)
  Basis differential of investments                8         13              4
  Other, net                                       8          5              9
------------------------------------------------------------------------------
    Total deferred income tax expense             58         57             27
------------------------------------------------------------------------------
       Income tax expense                      $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                                1999       1998           1997
------------------------------------------------------------------------------
Federal income tax rate                           35%        35%            35%
Income tax expense at applicable rate          $ 200      $ 147          $ 146
Dividends received deduction                     (13)        (8)            (5)
Tax-exempt interest (ESOP)                        (2)        (3)            (4)
State income taxes                                 5          4              4
Other items                                        5         (3)             3
------------------------------------------------------------------------------
  Income tax expense                           $ 195      $ 137          $ 144
------------------------------------------------------------------------------

     Income taxes paid were as follows:

                                                1999      1998            1997
-------------------------------------------------------------------------------
Federal                                        $  99      $ 93           $ 106
State                                              1         3               3
-------------------------------------------------------------------------------



                                       6

                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 2000 is $240 million.
                                       7

                        DERIVATIVE FINANCIAL INSTRUMENTS

7.1 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                 1999            1998
-------------------------------------------------------------------------------------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                                            $ 132          $ 332
     Average receive rate                                        6.72 %         5.97%
     Average pay rate                                            6.52           5.37
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Canadian $)
     Notional amount (in U.S. $)                                 $108          $ 108
     Average exchange rate                                       1.50           1.50
-------------------------------------------------------------------------------------
Currency swap agreements (receive U.S. $/pay Australian $)
     Notional amount (in U.S. $)                                $  23          $  --
     Average exchange rate                                       1.85             --
-------------------------------------------------------------------------------------

7.2 SWAPTIONS

     Swaptions at December 31 were as follows:

                                                                 1999           1998
-------------------------------------------------------------------------------------
Call swaptions
   Notional amount                                              $   2          $ 950
   Average strike rate                                           4.63%          4.07%
-------------------------------------------------------------------------------------
Put swaptions
   Notional amount                                              $   1          $ 690
   Average strike rate                                           8.50%          8.33%
-------------------------------------------------------------------------------------

     The swaptions outstanding at December 31, 1999 expire in 2000. Should the strike rates remain below market rates (for call swaptions) and above market rates (for put swaptions), the swaptions will expire and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.


7.3 CREDIT AND MARKET RISK

     Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.
-------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions

                                        8

                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                      1999                                   1998
                                                        ----------------------------------    -------------------------------------
                                                          FAIR VALUE       CARRYING AMOUNT       Fair Value       Carrying Amount
-----------------------------------------------------------------------------------------------------------------------------------
Assets
  Fixed maturity and equity securities                  $       21,478*    $       21,478*    $       23,072 *    $     23,072
  Mortgage loans on real estate                                  1,414              1,478              1,252             1,213
  Policy loans                                                     806                849                801               789
  Short-term investments                                            94                 94                164               164
  Assets held in Separate Accounts                              21,390             21,390             14,712            14,712
Liabilities
  Insurance investment contracts                        $       21,817     $       23,441     $       23,314      $     23,219
  Liabilities related to Separate Accounts                      21,390             21,390             14,712            14,712
-----------------------------------------------------------------------------------------------------------------------------------

     * Includes derivative financial instruments with a fair value of ($4) in 1999 and $19 in 1998.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS. Fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9

                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1999 were as follows:

     Operating expenses include $44 million in 1999, $47 million in 1998, and $22 million in 1997, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $2 million in 1999, $0 in 1998, and $1 million in 1997.

     On November 4, 1982, VALIC invested $12 million in ~13 1?2% Restricted Subordinated Note due November 4, 2002 issued by AGC. Principal payments of $1 million were received on November 4, 1999, 1998, and 1997. VALIC recognized $1 million in interest income during 1999, 1998, 1997.

     On December 31, 1984, VALIC entered into a $49 million note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 1999, 1998, and 1997. VALIC recognized $1 million of interest income on the note during 1999, 1998, and 1997.

     VALIC paid common stock dividends of $124 million, $34.69 per share; $181 million, $50.63 per share; and $379 million, $106.01 per share, to AGL in 1999, 1998, and 1997, respectively.

--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions


9. TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC received capital contributions of $17 million, $122 million, and $250 million from AGL in 1999, 1998, and 1997, respectively.

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22 million and $26 million on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $130 million.


                                       10

                           COMMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. The accrued liability for anticipated assessments was $6 million, $5 million, and $7 million, at December 31, 1999, 1998, and 1997, respectively. The 1999 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       11

                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for Federal income tax purposes.

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:


                                  1999      1998        1997
------------------------------------------------------------
Service cost (benefits earned)
  during period                 $   1     $    2      $    1
Interest cost on projected
  benefit obligation                2          1           1
Expected return on plan assets     (1)        (1)         --
------------------------------------------------------------
  Total pension expense         $   2     $    2      $    2
------------------------------------------------------------
Weighted-average discount rate
  on benefit obligation          7.75%      7.00%       7.25%
Rate of increase in
  compensation levels            4.25       4.25        4.00
Expected long-term rate of
  return on plan assets         10.35      10.25       10.00
------------------------------------------------------------

     The following table sets forth the funded status and amounts recognized in the consolidated balance sheet at December 31, 1999 and 1998 for VALIC's defined benefit pension plan:

                                             1999      1998
-----------------------------------------------------------
Projected benefit obligation               $   22    $   21
Plan assets at fair value                      18        15
-----------------------------------------------------------
Projected benefit obligation in excess of
 plan assets                                  (4)        (6)
Unrecognized net gain (loss)                  (2)         1
-----------------------------------------------------------
Net pension liability                      $   (6)   $   (5)
-----------------------------------------------------------

     At December 31, 1999, the plans' assets were invested as follows: (1) 71% in equity mutual funds managed outside of AGC; (2) 26% in fixed income mutual funds managed by one of AGC's subsidiaries; (3) 1% in AGC stock; and (4) 1% in deposit administration insurance contracts issued by AGC subsidiaries.


11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2.7 million and $2.4 million at year-end 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1999, 1998, and 1997 was immaterial.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

December 31, 1999
In millions



                                       12

                        IMPACT OF YEAR 2000 (UNAUDITED)

     As of March 10, 2000, all of VALIC's major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following the transition into 2000. No interruptions to normal business operations have been experienced, including the processing of customer account data and transactions. VALIC will continue to monitor its technology systems, including critical third party dependencies, as necessary to maintain Year 2000 readiness. VALIC does not expect any future disruptions, if they occur, to have a material effect on the results of operations, liquidity, or financial condition.

     Through December 31, 1999, VALIC incurred and expensed pretax costs of $32 million related to Year 2000 readiness, including $5 million in 1999, $20 million in 1998, and $6 million in 1997. In addition, the planned replacement of certain systems was accelerated as part of the Year 2000 plans. The cost of these replacement systems was immaterial. VALIC does not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

--------------------------------------------------------------------------------
14

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                                 CONTRACT FORM
                              PORTFOLIO DIRECTOR,
                            PORTFOLIO DIRECTOR 2 AND
                            PORTFOLIO DIRECTOR PLUS

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

        Filed with Part A:

            Selected Purchase Unit Data for each Fund for the last ten years or since inception

        Filed with Part B:

        (i)  Audited Financial Statements

              The Variable Annuity Life Insurance Company Separate Account A --

                Report of Independent Auditors

                Summary of Financial Statements

                Statements of Net Assets

                Statements of Operations

                Statements of Changes in Net Assets

                Notes to Financial Statements

                Supplemental Information

        (ii)  Audited Financial Statements

             The Variable Annuity Life Insurance Company

                Report of Independent Auditors

                Consolidated Balance Sheet

                Consolidated Statement of Income

                Consolidated Statement of Changes in Stockholder's Equity

                Consolidated Statement of Comprehensive Income

                Consolidated Statement of Cash Flows

                Notes to Consolidated Financial Statements


       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b) Exhibits

          1.             -- Resolutions adopted by The Variable Annuity Life
                            Insurance Company Board of Directors at its Annual
                            Meeting of April 18, 1979 establishing The Variable
                            Annuity Life Insurance Company Separate Account A,
                            incorporated herein by reference to Post-Effective
                            Statement No. 5 filed with the Securities and Exchange
                            Commission ("SEC") on March 1, 1996 (File No.
                            33-75292/811-3240).
          2.             -- Not Applicable.
          3(a).          -- Underwriting Agreement between The Variable Annuity Life
                            Insurance Company, The Variable Annuity Life Insurance
                            Company Separate Account A and The Variable Annuity
                            Marketing Company, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          3(b).          -- Underwriting Agreement between The Variable Annuity
                            Life Insurance Company, The Variable Annuity Life
                            Insurance Company, The Variable Annuity Life
                            Insurance Company Separate Account A and A.G.
                            Distributors, Inc.
          4(a).          -- Specimen Individual Annuity Contract. (Form UIT-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(i).       -- Specimen Group Annuity Contract. (Form UITG-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(ii).      -- Specimen Individual Non-Qualified Annuity Contract. (Form
                            UITN-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iii).     -- Specimen Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194P), incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iv).      -- Specimen Individual Retirement Account Annuity Contract.
                            (Form UIT-IRA-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(v).       -- Specimen Simplified Employee Pension Contract (Form
                            UIT-SEP-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(vi).      -- Specimen Endorsement to Group Annuity Contract or
                            Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194-RSAC), effective upon issuance;
                            incorporated herein by reference to Post-Effective
                            Amendment. No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          4(b)(vii).     -- Specimen SIMPLE Individual Retirement Annuity Contract
                            (Form UIT-SIMPLE-897), incorporated herein by reference
                            to Post-Effective Amendment No. 15 filed with the SEC on
                            December 17, 1998 (File No. 33-75292/811-3240).
          4(b)(viii).    -- Specimen Portfolio Director Endorsement to Individual
                            Annuity Contract. (Form IPD-798), incorporated herein by
                            reference to Post-Effective Amendment No. 15 filed with
                            the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          4(b)(ix).      -- Specimen Portfolio Director Individual Retirement Annuity
                            (IRA) Endorsement to Individual Retirement Account
                            Annuity Contract. (Form IPDIRA-798), incorporated herein
                            by reference to Post-Effective Amendment No. 15 filed
                            with the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          4(b)(x).       -- Specimen Portfolio Director Non-Qualified Deferred
                            Annuity (NQDA) Endorsement to Individual Non-Qualified
                            Annuity Contract. (Form IPDN-798), incorporated herein by
                            reference to Post-Effective Amendment No. 15 filed with
                            the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).

          5(a)(i).       -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with all
                            plan types except Individual Retirement Annuities (IRA),
                            Simplified Employee Pension Plan (SEP), and Non-Qualified
                            Deferred Annuities (NQDA); incorporated herein by
                            reference to Post-Effective Amendment No. 12 filed with
                            the SEC on April 29, 1998 (File No. 33-75292/811-3240).
          5(a)(ii).      -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with
                            Individual Retirement Annuities (IRA), Simplified
                            Employee Pension Plans (SEP), and Non-Qualified Deferred
                            Annuities (NQDA); incorporated herein by reference to
                            Post-Effective Amendment No. 12 filed with the SEC on
                            April 29, 1998 (File No. 33-75292/811-3240).
          5(a)(iii).     -- Specimen Application for Portfolio Director Plus Fixed
                            and Variable Annuity for use with all plan types except
                            NQDA, incorporated herein by reference to Post-Effective
                            Amendment No. 15 filed with the SEC on December 17, 1998
                            (File No. 33-75292/811-3240).
          5(a)(iv).      -- Specimen Application for Portfolio Director Plus Fixed
                            and Variable Annuity for use with all plan types,
                            primarily Non-Qualified, incorporated herein by reference
                            to Post-Effective Amendment No. 15 filed with the SEC on
                            December 17, 1998 (File No. 33-75292/811-3240).
          5(b).          -- Specimen Group Master Application, incorporated herein by reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          5(b)(i).       -- Specimen Portfolio Director Plus Group Master Application
                            for use with all plan types except NQDA, incorporated
                            herein by reference to Post-Effective Amendment No. 15
                            filed with the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          5(b)(ii).      -- Specimen Portfolio Director Plus Group Master Application
                            for use with all plan types, primarily Non-Qualified,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 15 filed with the SEC on December 17, 1998
                            (File No. 33-75292/811-3240).
          6(a).          -- Copy of Amended and Restated Articles of Incorporation of
                            The Variable Annuity Life Insurance Company, incorporated
                            herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).
          6(b).          -- Copy of Amendment Number One to Amended and Restated
                            Articles of Incorporation of The Variable Annuity Life
                            Insurance Company (as amended through April 28, 1989)
                            effective March 28, 1990, incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75922/811-3240).
          6(c).          -- Copy of Amended and Restated Bylaws of The Variable
                            Annuity Life Insurance Company as amended through March
                            4, 1992; incorporated herein by reference to
                            Post-Effective Amendment No. 11 filed with the SEC on
                            December 23, 1997 (File No. 33-75292/811-3240).
          7.             -- Not Applicable.
          8(a).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Templeton Variable
                            Products Series Fund, incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed
                            with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).
                        (2) Form of Redacted Participation Agreement between
                            Franklin Templeton Variable Insurance Products
                            Trust, Franklin Templeton Distributors, Inc. and The
                            Variable Annuity Life Insurance Company dated May 1,
                            2000.
                        (3) Master Shareholder Services Agreement between The
                            Variable Annuity Life Insurance Company and Franklin
                            Templeton Group of Funds, incorporated herein by
                            reference to Post-Effective Amendment No. 8 filed with
                            the SEC on June 28, 1996 (File No. 33-75292/811-3240).
                        (4) Form of Redacted Administrative Services Agreement between
                            The Variable Annuity Life Insurance Company and Franklin
                            Templeton Services, Inc.


          8(b).          -- (1) Participation Agreement between The Variable
                            Annuity Life Insurance Company and Dreyfus Variable
                            Investment Fund, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3420).
                        (2) Agreement between The Variable Annuity Life Insurance
                            Company and The Dreyfus Corporation dated July 1, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 12 filed with the SEC on April 29, 1998
                            (File No. 33-75292/811-3240).
                        (3) Amendment No. 1 dated November 1, 1999 to Agreement
                            between The Dreyfus Corporation and The Variable
                            Annuity Life Insurance Company dated July 1, 1997.
          8(c).          -- (1) Order Transmission Agreement between The Variable
                            Annuity Life Insurance Company and Scudder Service
                            Corporation, incorporated herein by reference to
                            Post-Effective Amendment No. 8 filed with the SEC on June
                            28, 1996 (File No. 33-75292/811-3240).
                        (2) Amendment to Order Transmission Agreement between The
                            Variable Annuity Life Insurance Company and Scudder
                            Service Corporation, effective July 1, 1997, incorporated
                            herein by reference to Post-Effective Amendment No. 11
                            filed with the SEC on December 23, 1997 (File No.
                            33-75292/811-3240).
          8(d).          -- (1) Fund Participation Agreement between The Variable
                            Annuity Life Insurance Company and Putnam Mutual Funds
                            Corp., incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).
                        (2) Amendment No. 1 to Fund Participation Agreement between
                            The Variable Annuity Life Insurance Company and Putnam
                            Mutual Funds Corp., effective August 18, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          8(e).          -- (1) Fund Participation Agreement between The Variable
                            Annuity Life Insurance Company and Twentieth Century
                            Investors Inc., incorporated herein by reference to
                            Post-Effective Amendment No. 8 filed with the SEC on June
                            28, 1996 (File No. 33-75292/811-3240).
                        (2) Amendment No. 1 to Fund Participation Agreement between
                            The Variable Annuity Life Insurance Company, American
                            Century Mutual Funds, Inc. and American Century
                            Investment Management, Inc., effective December 8, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
                        (3) Amendment No. 2 dated January 1, 2000 to Fund
                            Participation Agreement between The Variable Annuity
                            Life Insurance Company, American Century Mutual Funds, Inc.
                            and American Century Investment Management, Inc. dated
                            April 30, 1996, as amended December 8, 1997.
          8(f).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Founders Growth Fund Inc.,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).
                        (2) Amended and Restated Participation Agreement dated
                            July 1, 1999 between Founders Funds, Inc., Premier
                            Mutual Fund Services, Inc., Founders Asset
                            Management, LLC and The Variable Annuity Life
                            Insurance Company.
                        (3) Consent to Assignment between The Variable Annuity Life
                            Insurance Company and Premier Mutual Fund Services, Inc.
                            dated April 1, 1998; incorporated herein by reference to
                            Post-Effective Amendment No. 12 filed with the SEC on
                            April 29, 1998 (File No. 33-75292/811-3240).
          8(g).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Vanguard Group, Inc.,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).

                     (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance
                         Company and The Vanguard Group, Inc., effective July 17, 1998, incorporated herein by reference to Post-Effective Amendment No. 14 filed with the SEC on September 11, 1998
                         (File No. 33-75292/811-3240).
       8(h).          -- Agreement between The Variable Annuity Life Insurance Company and
                         Neuberger & Berman Management Inc., incorporated herein by reference to Post-Effective
                         Amendment No. 8 filed with the SEC on June 28, 1996 (File No. 33-75292/811-3240).
       8(i).          -- Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price
                         Investment Services, Inc., entered into October 1, 1998, incorporated herein by reference to Post-Effective Amendment No. 15 filed with the SEC on December 17, 1998
                         (File No. 33-75292/811-3240).
       8(j).          -- Participation Agreement between The Variable Annuity Life Insurance Company and
                         Evergreen Equity Trust, dated January 4, 1999 incorporated herein by reference to
                         Post-Effective Amendment No. 16 filed with the SEC on April 26, 1999 (File No.
                         33-75292/811-3240).
       9.             -- Not Applicable.
      10.             -- Consent of Independent Auditors.
      11.             -- Not Applicable.
      12.             -- Not Applicable.
      13.             -- Calculation of standard and nonstandard performance information; incorporated herein by reference to Post-Effective Amendment No. 11 filed with the SEC on December 23, 1997
                         (File No. 33-75292/811-3240).
      14.             -- Not Applicable.
      15.             -- Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section
                         403(b) annuities with regard to these withdrawal restrictions; incorporated herein by reference to Post-Effective Amendment No. 12 filed with the SEC on April 29, 1998 (File
                         No. 33-75292/811-3240).
      16(a).          -- Copies of manually signed power of attorney for The Variable Annuity Life Insurance
                         Company Director Robert M. Devlin, incorporated herein by reference to Post-Effective
                         Amendment No. 5 filed with the SEC on March 1, 1996 (File No. 33-75292/811-3240).
      16(b).          -- Copy of manually signed power of attorney for The Variable Annuity Life Insurance
                         Company Director Jon P. Newton, incorporated herein by reference to Post-Effective
                         Amendment No. 6 filed with the SEC on April 19, 1996 (File No. 33-75292/811-3240).
      16(c).          -- Copy of manually signed powers of attorney for The Variable Annuity Life Insurance
                         Company Directors Brent C. Nelson, Thomas L. West, Jr., Bruce R. Abrams, John A. Graf,
                         Patrick E. Grady and Richard W. Scott; incorporated herein by reference to
                         Post-Effective Amendment No. 12 filed with the SEC on April 29, 1998 (File No.
                         33-75292/811-3240).
      16(d).          -- Copy of manually signed powers of attorney for The Variable Annuity Life Insurance
                         Company Directors John E. Arant, Kent E. Barrett and Carl J. Santillo incorporated herein by reference to Post-Effective Amendment No. 16 filed with the SEC on April 26, 1999
                         (File No. 33-75292/811-3240).
      16(e).          -- Copy of manually signed powers of attorney for The Variable Annuity Life Insurance
                         Company Directors Bruce R. Abrams, Kent E. Barrett, Rebecca G. Campbell,
                         Robert P. Condon, John A. Graf and Carl J. Santillo.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
John A. Graf                               Chairman, Director, President and Chief Executive Officer
Bruce R. Abrams                            Director
Kent E. Barrett                            Director, Executive Vice President and Chief Financial Officer
Rebecca G. Campbell                        Director and Senior Vice President - Human Resources
Robert P. Condon                           Director and Executive Vice President - Institutional Marketing
Robert M. Devlin                           Director
Carl J. Santillo                           Director and Executive Vice President - Operations
Mary Cavanaugh                             Executive Vice President - General Counsel and Secretary
Kathleen Adamson                           Senior Vice President - Customer Service
Michael J. Akers                           Senior Vice President and Chief Actuary
Dick Baily                                 Senior Vice President - Planning and Expense Management
Michael A. Betts                           Senior Vice President - Systems
Stephen G. Kellison                        Senior Vice President - Product Management
Richard J. Lindsay                         Senior Vice President - Marketing
Robert E. Steele                           Senior Vice President - Specialty Products
Rosemary Beauvais                          Vice President - Corporate Technology Services
James D. Bonsall                           Vice President - Financial Reporting
Gregory S. Broer                           Vice President - Actuarial
Richard A. Combs                           Vice President - Actuarial
Neil J. Davidson                           Vice President - Actuarial
David H. denBoer                           Vice President - Compliance
Stephen R. Duff                            Vice President - New Account Acquisitions
Daniel Fritz                               Vice President - Actuarial
Michael D. Gifford                         Vice President - Case Development
Joseph P. Girgenti                         Vice President - Sales Support
Calvin King                                Vice President - North Houston Customer Care Center
Traci P. Langford                          Vice President - Account Management
Thomas G. Norwood                          Vice President - Broker/Dealer
Rembert R. Owen, Jr.                       Vice President and Assistant Secretary
Stephen J. Poston                          Vice President - Training  and National Accounts
Larry Robinson                             Vice President - Product Development
Steven D. Rubinstein                       Vice President - Financial Planning and Reporting
Richard W. Scott                           Vice President and Chief Investment Officer
Gary N. See                                Vice President - Group Actuarial
Gregory R. Seward                          Vice President - Variable Product Accounting
Nancy K. Shumbera                          Vice President - Applications Development
Brenda Simmons                             Vice President - Premium Processing
Norman A. Skinrood, Jr.                    Vice President - Investment Products Group
David Snyder                               Vice President - Electronic Commerce
Paula F. Snyder                            Vice President - AGRS Marketing Communications

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
James P. Steele                           Vice President - Specialty Products
Kenneth R. Story                          Vice President - Information Technology
Brian R. Toldan                           Vice President and General Auditor
Michael A. Tompkins                       Vice President - PR Acquisitions
Peter V. Tuters                           Vice President and Investment Officer
William A. Wilson                         Vice President - Government Affairs
Jane E. Bates                             Chief Compliance Officer
Roger E. Hahn                             Investment Officer
C. Scott Inglis                           Investment Officer
Craig R. Mitchell                         Investment Officer
Julia S. Tucker                           Investment Officer
W. Lary Mask                              Real Estate Investment Officer and Assistant Secretary
D. Lynne Walters                          Tax Officer

ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of March 31, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
AGC Life Insurance Company .....................................................     Missouri
   American General Property Insurance Company(16) .............................     Tennessee
      American General Property Insurance Company of Florida ...................     Florida
   American General Life and Accident Insurance Company(6) .....................     Tennessee
   American General Life Insurance Company(7) ..................................     Texas
      American General Annuity Service Corporation .............................     Texas
      American General Life Companies ..........................................     Delaware
       American General Life Insurance Company of New York .....................     New York
         The Winchester Agency Ltd. ............................................     New York
      The Variable Annuity Life Insurance Company ..............................     Texas
         Parkway 1999 Trust(17) ................................................     Maryland
         PESCO Plus, Inc(14) ...................................................     Delaware
         American General Gateway Services, L.L.C(15) ..........................     Delaware
         The Variable Annuity Marketing Company ................................     Texas
         American General Financial Advisors, Inc...............................     Texas
         VALIC Retirement Services Company .....................................     Texas
         VALIC Trust Company ...................................................     Texas
         American General Assignment Corporation of New York ...................     New York
   The Franklin Life Insurance Company .........................................     Illinois
      The American Franklin Life Insurance Company .............................     Illinois
      Franklin Financial Services Corporation ..................................     Delaware
   HBC Development Corporation .................................................     Virginia
   Templeton American General Life of Bermuda, Ltd(13) .........................     Bermuda
   Western National Corporation.................................................     Delaware
      WNL Holding Corp..........................................................     Delaware
         American General Annuity Insurance Company ............................     Texas
         American General Assignment Corporation ...............................     Texas
         American General Distributors, Inc. ...................................     Delaware
         A.G. Investment Advisory Services, Inc. ...............................     Delaware
         American General Financial Institutions Group, Inc.....................     Delaware
         WNL Insurance Services, Inc. ..........................................     Delaware
American General International, Inc. ...........................................     Delaware
American General Enterprise Services, Inc. .....................................     Delaware
American General Corporation* ..................................................     Delaware
American General Delaware Management Corporation(1) ............................     Delaware
American General Finance, Inc. .................................................     Indiana

                                                                                  Jurisdiction of
                                      Name                                         Incorporation
--------------------------------------------------------------------------------  ---------------
   HSA Residential Mortgage Services of Texas, Inc..............................     Delaware
   AGF Investment Corp. ........................................................     Indiana
   American General Auto Finance, Inc.  ........................................     Delaware
   American General Finance Corporation(8) .....................................     Indiana
      American General Finance Group, Inc. .....................................     Delaware
         American General Financial Services, Inc.(9) ..........................     Delaware
             The National Life and Accident Insurance Company ..................     Texas
      Merit Life Insurance Co. .................................................     Indiana
      Yosemite Insurance Company ...............................................     Indiana
   American General Finance, Inc................................................     Alabama
   A.G. Financial Service Center, Inc. .........................................     Utah
   American General Bank, FSB ..................................................     Utah
   American General Financial Center, Inc.* ....................................     Indiana
   American General Financial Center, Incorporated* ............................     Indiana
   American General Financial Center Thrift Company* ...........................     California
   Thrift, Incorporated* .......................................................     Indiana
American General Investment Advisory Services, Inc.*  ..........................     Texas
American General Investment Holding Corporation(10) ............................     Delaware
   American General Investment Management, L.P.(10) ............................     Delaware
American General Investment Management Corporation(10) .........................     Delaware
American General Realty Advisors, Inc. .........................................     Delaware
American General Realty Investment Corporation .................................     Texas
   AGLL Corporation(11) ........................................................     Delaware
   American General Land Holding Company                                             Delaware
      AG Land Associates, LLC(11) ..............................................     California
   GDI Holding, Inc.*(12) ......................................................     California
   Pebble Creek Service Corporation                                                  Florida
   SR/HP/CM Corporation ........................................................     Texas
Green Hills Corporation ........................................................     Delaware
Knickerbocker Corporation ......................................................     Texas
   American Athletic Club, Inc. ................................................     Texas
Pavilions Corporation...........................................................     Delaware
USLIFE Corporation..............................................................     Delaware
   All American Life Insurance Company..........................................     Illinois
   American General Assurance Company...........................................     Illinois
      American General Indemnity Company........................................     Nebraska
      USLIFE Credit Life Insurance Company of Arizona...........................     Arizona
   American General Life Insurance Company of Pennsylvania......................     Pennsylvania
   I.C. Cal*....................................................................     California
   North Central Administrators, Inc............................................     Minnesota
   North Central Life Insurance Company.........................................     Minnesota
      North Central Caribbean Life, Ltd.........................................     Nevis
   The Old Line Life Insurance Company of America...............................     Wisconsin
   The United States Life Insurance Company in the City of New York                  New York

                                                                                   Jurisdiction of
                                      Name                                          Incorporation
--------------------------------------------------------------------------------   ---------------
   American General Bancassurance Services, Inc.................................      Illinois
      USMRP, Ltd................................................................      Turks & Caicos
   USLIFE Realty Corporation....................................................      Texas
         USLIFE Real Estate Services Corporation................................      Texas
   USLIFE Systems Corporation...................................................      Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.


                                      NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C. American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries o AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

(6) AGLA owns approximately 12% of Whirlpool Financial Corp ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:


        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI: American General Insurance Agency of Ohio, Inc. (Ohio) American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

(9) American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.

(12) AGRI owns a 75% interest in GDI Holding, Inc.

(13) AGCL owns 50% of the common stock of TAG Life. Templeton International, Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

(14) VALIC holds 90% of the outstanding common shares of PESC Plus, Inc. The Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(15) VALIC holds 90% of the outstanding common shares of American General Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

(16) AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns 48.15% of the issued and outstanding shares of AGPIC.

(17) Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AAL             All American Life Insurance Company.....................................               IL
AAth            American Athletic Club, Inc. ...........................................               TX
AFLI            The American Franklin Life Insurance Company ...........................               IL
AGAIC           American General Annuity Insurance Company .............................               TX
ASGN-NY         American General Assignment Corporation of New York ....................               NY
AGAC            American General Assurance Company......................................               IL
AGAS            American General Annuity Service Corporation ...........................               TX
AGBS            American General Distributors, Inc. ....................................               DE
AGB             American General Bank, FSB .............................................               UT
AGC             American General Corporation ...........................................               TX
AGCL            AGC Life Insurance Company .............................................               MO
AGDMC           American General Delaware Management Corporation .......................               DE
AGES            American General Enterprise Services, Inc. .............................               DE
AGF             American General Finance, Inc. .........................................               IN
AGFC            American General Finance Corporation ...................................               IN
AGFCI           American General Financial Center, Incorporated ........................               IN
AGFCT           American General Financial Center Thrift Company .......................               CA
AGFG            American General Finance Group, Inc. ...................................               DE
AGF Inv         AGF Investment Corp. ...................................................               IN
AGFn            A.G. Financial Service Center, Inc. ....................................               UT
AGFnC           American General Financial Center, Inc. ................................               IN
AGFS            American General Financial Services, Inc. ..............................               DE
AGFA            American General Financial Advisors, Inc................................               TX
AGFIG           American General Financial Institutions Group, Inc.  ...................               DE
AGGS            American General Gateway Services, L.L.C................................               DE
AGIA            American General Insurance Agency, Inc. ................................               MO
AGIAH           American General Insurance Agency of Hawaii, Inc. ......................               HI
AGIAM           American General Insurance Agency of Massachusetts, Inc. ...............               MA
AGIAO           American General Insurance Agency of Ohio, Inc.                                        OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc. ....................               OK
AGIAS           A.G. Investment Advisory Services, Inc..................................               DE
AGIAT           American General Insurance Agency of Texas, Inc                                        TX
AGII            American General International, Inc.                                                   DE
AGIHC           American General Investment Holding Corporation                                        DE
AGIM            American General Investment Management, L.P.                                           DE
AGIMC           American General Investment Management Corporation                                     DE
AGIND           American General Indemnity Company......................................               NE

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

AGL             American General Life Insurance Company ................................               TX
AGLC            American General Life Companies.........................................               DE
AGLA            American General Life and Accident Insurance Company....................               TN
AGLH            American General Land Holding Company ..................................               DE
AGLL            AGLL Corporation........................................................               DE
AGNY            American General Life Insurance Company of New York ....................               NY
AGPA            American General Life Insurance Company of Pennsylvania.................               PA
AGPIC           American General Property Insurance Company ............................               TN
AGRA            American General Realty Advisors, Inc. .................................               DE
AGRI            American General Realty Investment Corporation .........................               TX
AGSI            American General Securities Incorporated ...............................               TX
AGX             American General Exchange, Inc. ........................................               TN
ASGN            American General Assignment Corporation.................................               TX
FFSC            Franklin Financial Services Corporation ................................               DE
FL              The Franklin Life Insurance Company ....................................               IL
GHC             Green Hills Corporation ................................................               DE
HBDC            HBC Development Corporation.............................................               VA
KC              Knickerbocker Corporation ..............................................               TX
ML              Merit Life Insurance Co. ...............................................               IN
NLA             The National Life and Accident Insurance Company .......................               TX
NCA             North Central Administrators, Inc. .....................................               MN
NCL             North Central Life Insurance Company....................................               MN
NCCL            North Central Caribbean Life, Ltd.......................................               T&C
OLL             The Old Line Life Insurance Company of America..........................               WI
PKWY            Parkway 1999 Trust......................................................               MD
PAV             Pavilions Corporation...................................................               DE
PCSC            Pebble Creek Service Corporation .......................................               FL
PIFLA           American General Property Insurance Company of Florida..................               FL
PPI             PESCO Plus, Inc.........................................................               DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........................               DE
SRHP            SR/HP/CM Corporation ...................................................               TX
TAG Life        Templeton American General Life of Bermuda, Ltd. .......................               BA
TI              Thrift, Incorporated ...................................................               IN
UAS             American General Bancassurance Services, Inc............................               IL
UC              USLIFE Corporation......................................................               DE
UCLA            USLIFE Credit Life Insurance Company of Arizona ........................               AZ
URC             USLIFE Realty Corporation...............................................               TX
USC             USLIFE Systems Corporation..............................................               DE
USL             The United States Life Insurance Company in the City of New York........               NY
USMRP           USMRP, Ltd..............................................................               T&C
VALIC           The Variable Annuity Life Insurance Company ............................               TX
VAMCO           The Variable Annuity Marketing Company .................................               TX
VRSCO           VALIC Retirement Services Company.......................................               TX

                                                                                                    State/Jur.
   Abb.                                           Company                                          of Domicile
   ----                                           -------                                          -----------

VTC             VALIC Trust Company.....................................................               TX
WA              The Winchester Agency Ltd. .............................................               NY
WIS             WNL Insurance Services, Inc.............................................               DE
WNC             Western National Corporation ...........................................               DE
WNLH            WNL Holding Corp........................................................               DE
YIC             Yosemite Insurance Company .............................................               IN

ITEM 27. NUMBER OF CONTRACT OWNERS

                                         As of April 14, 2000

                                QUALIFIED CONTRACTS      NON-QUALIFIED CONTRACTS
                              -----------------------    -----------------------
                               GROUP       INDIVIDUAL    GROUP        INDIVIDUAL
                              -------      ----------    -----        ----------
Portfolio Director:           617,879       266,256       515          23,081
Portfolio Director 2:         873,435       345,446       -0-             -0-
Portfolio Director Plus:      133,224           474       -0-              98

ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and
(ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) American General Distributors, Inc. acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the Series Company, and AGSPC3, each a registered investment company.

     (b) The following information is furnished with respect to each officer and director of American General Distributors, Inc.:

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                            WITH UNDERWRITER
            ----------------                         ---------------------
     (*)
Robert P. Condon                           Chairman, Director, Chief Executive Officer
                                           and President

     (*)
Mary Cavanaugh                             Director and Secretary

     (*)
Thomas G. Norwood                          Director, Chief Financial Officer and Treasurer

     (*)
Jane E. Bates                              Vice President and Chief Compliance Officer

     (*)
V. Keith Roberts                           Vice President- Operations

     (*)
D. Lynne Walters                           Tax Officer

     (*)
Cheryl G. Hemley                           Assistant Secretary

     (*)
Daniel R. Cricks                           Assistant Tax Officer

     (*)
James D. Bonsall                           Assistant Treasurer

     (*)
Steven D. Rubinstein                       Assistant Treasurer

     (*)
Marylyn S. Zlotnick                        Assistant Treasurer

---------------

(*) 2929 Allen Parkway, Houston, Texas 77019

     (c) American General Distributors, Inc. is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

       The Variable Annuity Life Insurance Company
        2929 Allen Parkway
        Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     c. Additional Commitments

     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement.

     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

          (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on this 24th day of April, 2000.



                                                  THE VARIABLE ANNUITY
                                                  LIFE INSURANCE COMPANY
                                                  SEPARATE ACCOUNT A

                                                  THE VARIABLE ANNUITY
                                                  LIFE INSURANCE COMPANY



Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ----------------------------                  --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on this 24th day of April, 2000.




                                                  THE VARIABLE ANNUITY
                                                  LIFE INSURANCE COMPANY



Attest: /s/ Mary L. Cavanaugh                     By: /s/ John A. Graf
        ------------------------------------          --------------------------
         Mary L. Cavanaugh                            John A. Graf
         Senior Vice President, General Counsel       Chairman, Chief Executive
         and Secretary                                Officer and President

         Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.


            SIGNATURE                               TITLE                                  DATE
            ---------                               -----                                  ----

/s/ John A. Graf                   Chairman, Chief Executive                           April 24, 2000
--------------------------------   Officer and President
John A. Graf

/s/ Kent E. Barrett                Director, Executive Vice President,                 April 24, 2000
--------------------------------   Chief Financial Officer and
Kent E. Barrett                    Principal Accounting Officer


                *                  Director and Executive Vice President -             April 24, 2000
--------------------------------   Sales
Bruce R. Abrams


                *                  Director and Executive Vice President -             April 24, 2000
--------------------------------   Operations
Carl J. Santillo

                                   Director
--------------------------------
Robert M. Devlin


                *                  Director and Executive Vice President -             April 24, 2000
--------------------------------   Institutional Marketing
Robert P. Condon


                *                  Director and Senior Vice President -                April 24, 2000
--------------------------------   Human Resources
Rebecca G. Campbell


*By: /s/ Mary L. Cavanaugh
     ----------------------
     Mary L. Cavanaugh
     Attorney-in-Fact

                                INDEX TO EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 17
                                       TO
                                    FORM N-4
                                      FOR
                               SEPARATE ACCOUNT A
                                       OF
                              THE VARIABLE ANNUITY
                             LIFE INSURANCE COMPANY


  EXHIBIT NO.
  -----------
   3(b).      -- Underwriting Agreement between The Variable Annuity Life
                 Insurance Company, The Variable Annuity Life Insurance
                 Company Separate Account A and A.G. Distributors, Inc.
   8(a)(2).   -- Form of Redacted Participation Agreement between Franklin
                 Templeton Variable Insurance Products Trust, Franklin
                 Templeton Distributors, Inc. and The Variable Annuity Life
                 Insurance Company dated May 1, 2000.
   8(a)(4).   -- Form of Redacted Administrative Services Agreement between
                 The Variable Annuity Life Insurance Company and Franklin
                 Templeton Services, Inc.
   8(b)(3).   -- Amendment No. 1 dated November 1, 1999 to Agreement
                 between The Dreyfus Corporation and The Variable
                 Annuity Life Insurance Company dated July 1, 1997.
   8(e)(3).   -- Amendment No. 2 dated January 1, 2000 to Fund
                 Participation Agreement between The Variable Annuity
                 Life Insurance Company, American Life Insurance
                 Company, American Century Mutual Funds, Inc. and
                 American Century Investment Management, Inc. dated
                 April 30, 1996, as amended December 8, 1997.
   8(f)(2).   -- Amended and Restated Participation Agreement dated
                 July 1, 1999 between Founders Funds, Inc., Premier
                 Mutual Fund Services, Inc., Founders Asset
                 Management, LLC and The Variable Annuity Life
                 Insurance Company.
  10.         -- Consent of Independent Auditors.
  16(e).      -- Copy of manually signed powers of attorney for The
                 Variable Annuity Life Insurance Company Directors Bruce R.
                 Abrams, Kent E. Barrett, Rebecca G. Campbell, Robert P.
                 Condon, John A. Graf and Carl J. Santillo.